LOAN ID   FINAL   CURRENT                SERVICING COMMENTS                                                                                                           STATUS     LAST
          CURRENT EXCEPTIONS                                                                                                                                          DATE       ACTION
          EVENT                                                                                                                                                                  DATE
          LEVEL                                                                                                                                                                  PER
                                                                                                                                                                                 SERVICER

297001152 1                              LOAN STATUS: The current loan status is Performing.                                                                          04/15/2016
                                         PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                                         contacting via email, no notice of call attempts current, advised having rough time catching up
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION:
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         EXIT STRATEGY:
166096774 1                              LOAN STATUS: The current loan status is Performing.                                                                          04/15/2016
                                         PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower was advised that the deferred balance on the account was a result of the completed modification.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Modifications were booked on 01/XX/2012 and 10/XX/2013 (HAMP).
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY:
263889444 1                              LOAN STATUS: The current loan status is Performing.                                                                          07/31/2016
                                         PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         Outbound call to borrower.  EZ Pay in the amount of $357.65 on 7/XX/2016.  July payment due, so the borrower set up payment for today, 7/XX/2016.  RFD was problem with the checking account.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: The loan has been modified.  The modification date is 07/XX/2014.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The collection comments reference the receipt by the servicer of a recorded modification from the county dated 7/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         EXIT STRATEGY:
                                         ADDITIONAL INFORMATION: NA
229568136 1                              LOAN STATUS: The current loan status is Performing.                                                                          05/31/2016
                                         PAY HISTORY: The loan is next due for 06/XX/2016.  The last payment was received on 05/XX/2016.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The last borrower contact was in regards to a payment inquiry.  The loan was a approved for a trial payment plan and the modification was completed on 04/XX/2014 effective 05/XX/2014.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
368132688 1                                                                                                                                                           02/28/2017
584656044 1                              LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                                         PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2015.  The last contact with the borrower was on 09/XX/2015. The borrower made a promise to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: There appears to be no borrower contact since 09/XX/2015.
606497304 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                  further communication  Borrower called, declined loss mitigation assistance, confirmed owner occupancy, advised that the hardship is excessive
                  from mortgagor         obligations, and the intention is to keep the property.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed credit reporting. The dispute was answered on 12/XX/2017.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
566153448 1                              LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                                         PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower called future DTD pay by phone promise to pay
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
981381852 1                              LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                                         PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
653238600 1                              LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                                         PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower made a one time draft in the amount of $256.95.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
961095408 1                              LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                                         PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Borrower advised,  have set up a work order to have the payment of $970.00, posted to principal to be reversed and posted towards the escrow. Escrow to be analyze.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
626929128 1                              LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                                         PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called to make a payment, phone fee waived.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
753408516 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                  As Required            PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2015.
                                         Borrower made a promise to pay iao $1800.00, rep. gave loan status, and consequences.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
875179788 1                              LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                                         PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called on 05/XX/2018 to advise of the change in insurance carriers, and authorize the new agent to discuss the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
648880344 1                              LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                                         PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  the borrower called and promise payment and provided a one time draft in the amount of $1019.74
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
843802344 1                              LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                                         PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
979508040 1                              LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                                         PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
388484544 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                  As Required            PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.
                                         Outbound call to secure payment and go over workout options.  Borrower not interested and will pay online.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
871831128 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                  As Required            PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to request that additional funds be reapplied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
604957921 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                  As Required            PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Borrower called to schedule a payment. Associate reviewed the modification and short sale option.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 07/XX/2017 cites the private mortgage insurance was cancelled as of 07/XX/2017.
499080288 1                              LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                                         PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
976044752 1                              LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                                         PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On
                                         5/XX/2018 the borrower said they help their children financially and have excessive obligations.  Wanted to discontinue call as they were at work.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
986702620 1                              LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                                         PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower asked for stop payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
296988120 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                  As Required            PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower called in to make a payment $1658.76
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
294991956 1                              LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                                         PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
464913960 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
145011972 1                              LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                                         PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower made a one-time payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
187764864 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                  As Required            PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called with questions about reaffirmation.  The questions were answered.  The borrower also inquired about a lower rate and payment.  Options were reviewed and the borrower was given refinance number for assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Details of the bankruptcy not provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
303538536 1                              LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                                         PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called and made a one-time draft payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
724635044 1                              LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                                         PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
459548072 1                              LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                                         PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Promise to pay onetime draft effective 03/XX/2016 for $585.67.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
824809944 1                              LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                                         PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
263144700 1                              LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                                         PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Called the borrower in regards to a payment history that was requested. Apologized that the payment history had not been sent previously. the payment history is being sent out. Borrower asked what if another one was needed and was advised to send in written request and would get it out to the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
416113488 1                              LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                                         PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower scheduled a payment for $1600.00, effective 5/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
833826336 1                              LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                                         PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2015.
                                         Borrower called to setup promise to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
873302661 1                              LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                                         PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
131477388 1                              LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                                         PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called to make a payment in the amount of $2,390.68.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
355017936 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 06/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                  further communication  Borrower wants number removed and name removed from loan. Advised would remove number and talk to ex spouse only, but ex
                  from mortgagor         spouse would need to refinance or assume loan to remove borrower name.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is not resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Received letter from attorney for credit dispute. 05/XX/2018 inquiry resolved.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
818136340 1                              LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                                         PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
882264708 1                              LOAN STATUS: The current loan status is Performing.                                                                          06/30/2018
                                         PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  On
                                         9/XX/2017, a workout plan was referenced with an amount of $2,925.27 with the initial down payment date of 9/XX/2017 and the plan start date of 9/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
706927116 1                              LOAN STATUS: The current loan status is Performing.                                                                          07/31/2018
                                         PAY HISTORY:
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is NA.
                                         ADDITIONAL INFORMATION: KEYWORD SEARCH
                                         CRAM DOWN - NOT IN NOTES
                                         FLOOD- IMMATERIAL NOT IN SCOPE - 02132012
                                         MILITARY- IMMATERIAL NOT IN SCOPE - 09022015
                                         TITLE ISSUE - CLOSED - 07282017
                                         DEAD- NOT IN NOTES
                                         DECEASED - IMMATERIAL NOT IN SCOPE - 01222015
                                         APPEAL - NOT IN NOTES
457027116 3       [3] There is evidence  LOAN STATUS: The current loan status is Performing.                                                                          07/31/2018
                  of property damage.    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On
                  [2] Property is        5/XX/2018, the borrower was advised the special forbearance is completed on this loan and advised of balloon.
                  located in a FEMA      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  disaster area.         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On 1/XX/2018, the borrower states that there has been extended damage to the property and the insurance deductible was too high.  FEMA was contacted and they assisted the borrower with the primary residence and not a rental property.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         EXIT STRATEGY: The recommended exit strategy is NA.
                                         ADDITIONAL INFORMATION: Keyword hits - forbearance, hurricane and damage.
                                         Unable to determine extent of damage and if work completed.
825069840 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower was in foreclosure, but borrower is still making payments to cure default. .
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Reinstatement.
                                         ADDITIONAL INFORMATION: Reviewed keywords - no true hits.
918332520 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         EXIT STRATEGY: The recommended exit strategy is Modification.
                                         ADDITIONAL INFORMATION: KEYWORD SEARCH COMPLETED
526129464 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         EXIT STRATEGY: The recommended exit strategy is Reinstatement.
                                         ADDITIONAL INFORMATION: Keyword search completed.

                                         Appeal-09/XX/2008 Hit out of scope.
957236952 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower called in to make a payment in the amount of $554.24 for 10/XX/17
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Reinstatement.
                                         ADDITIONAL INFORMATION: Reviewed keywords-no true hit was found
910115808 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called in payment; Provided long and short term options.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Modification.
                                         ADDITIONAL INFORMATION: Keyword review - 0 hits
403368588 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower called in to ask what amount due was.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Reinstatement.
                                         ADDITIONAL INFORMATION: Keyword search completed.  No material hits.
872380908 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called in, third party approved to speak to.  will be making 3 payments to bring loan current.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Reinstatement.
                                         ADDITIONAL INFORMATION: Borrower called in, third party approved to speak to.  will be making 3 payments to bring loan current.  Based on the Key words property was in a natural disaster zone, but no notes on any damage to the property.
                                         ****KEYWORDS hurricane and natural disaster- yes but no damage mentioned; *****
528928344 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called in to make a payment.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         EXIT STRATEGY: The recommended exit strategy is Reinstatement.
                                         ADDITIONAL INFORMATION: Keyword reviewed, no true hit was found.
885242916 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called made a payment for 708.58.
                                         REASON FOR DEFAULT: The reason for default is illness - family.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Reinstatement.
                                         ADDITIONAL INFORMATION: keyword search.

                                         Appeal-out of scope.
747105282 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower advised he will try to make a payment with his next paycheck.
                                         REASON FOR DEFAULT: The reason for default is excessive obligations.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Reinstatement.
                                         ADDITIONAL INFORMATION: Keyword search:

                                         Appeal 5/XX/08 immaterial and out of scope
693702408 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         EXIT STRATEGY: The recommended exit strategy is Modification.
                                         ADDITIONAL INFORMATION: ins claim- process the ins. claim
                                         loss draft- comments posted to loss draft database
305808826 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
                                         ADDITIONAL INFORMATION: Keyword search -2 hits - fire, flood
331286748 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower made a promise to pay for  $235.62 on 03/XX/2018
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Reinstatement.
                                         ADDITIONAL INFORMATION: Keyword search - no true hit.
263574528 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower was informed of NOI and borrower made a payment over the phone with agent.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Modification.
                                         ADDITIONAL INFORMATION: Keyword search performed and there were hits for the following keywords:
                                         dead
                                         appeal
488980440 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called in states has  not received any loan information since XXX purchased the loan borrower also request paper statement to be mailed.
                                         REASON FOR DEFAULT: The reason for default is other.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Reinstatement.
                                         ADDITIONAL INFORMATION: Keyword searched- no true hit.
131237484 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower made a promise to pay in the amount of  $1165.92 on 8/XX/2018 by mail.
                                         REASON FOR DEFAULT: The reason for default is curtailment of income.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Reinstatement.
                                         ADDITIONAL INFORMATION: Key word flood per notes Flood Data Re-Sent to Landsafe due to Property Address Change
398184072 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in and was advised of the total amount due and was asked for payment.  The borrower made a payment in the amount of $387.46 effective 8/XX/18.  The amount the borrower paid is less then the total amount due.
                                         REASON FOR DEFAULT: The reason for default is curtailment of income.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Modification.
                                         ADDITIONAL INFORMATION: Keyword search completed, outside of scope.
335102966 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         EXIT STRATEGY: The recommended exit strategy is Reinstatement.
                                         ADDITIONAL INFORMATION: Reviewed keyword-had no true hit
620061876 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Modification.
                                         ADDITIONAL INFORMATION: Reviewed Keywords .... no true hits.
777844400 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called with questions regarding statement, provided total amount due with and without late fee. Reviewed short and long term options.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Modification.
                                         ADDITIONAL INFORMATION: Keyword Search completed - Loan is not listed on the keyword document.
821871120 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         EXIT STRATEGY: The recommended exit strategy is Modification.
                                         ADDITIONAL INFORMATION: Reviewed keyword-had no true hit
503428548 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Account inquiry.  Advised credit reporting will continue.  Promise to pay $1636.48 on 02/XX/2018. Short and long term options were discussed.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Modification.
                                         ADDITIONAL INFORMATION: Keyword search:
                                         fraud-No fraud on the account noted
924809928 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in, advised will make a payment of $872.9 by mail 8/XX/2018 and another $418.45 on the 17th via the website.
                                         Advised of status and long and short term options.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         EXIT STRATEGY: The recommended exit strategy is Reinstatement.
                                         ADDITIONAL INFORMATION: Keywords reviewed, true hits, immaterial or out of scope:  flood
889983864 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower returning call.  Borrower was advised that the post closing was completed and was provided with contact information for any additional questions.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: The loan is currently in an active trial to modification plan.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Modification.
                                         ADDITIONAL INFORMATION: Keyword search yields no true hits
634266192 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  3rd party called to make a payment over the phone in the amount of $261.94.
                                         REASON FOR DEFAULT: The reason for default is other.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Reinstatement.
                                         ADDITIONAL INFORMATION: Key word flood per notes Default flood coverage
                                         Key word pif per notes IS PIF /CURRENT FLOOD ZONE
630774768 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower made a promise to pay in the amount of  $736.84 on 04/XX/2018.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Modification.
                                         ADDITIONAL INFORMATION: Key word fire per notes fire insurance
                                         Key word flood per notes Flood Data Re-Sent to Landsafe due to Property Address Change
119722092 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2008 and there is no evidence of reaffirmation.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         EXIT STRATEGY: The recommended exit strategy is Reinstatement.
                                         ADDITIONAL INFORMATION: Keywords not available
272610912 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Reinstatement.
                                         ADDITIONAL INFORMATION: Reviewed keywords - no true hits.
294951972 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         EXIT STRATEGY: The recommended exit strategy is Reinstatement.
                                         ADDITIONAL INFORMATION: No keywords were provided. The comments indicated a payment was last received during the review period on 05/XX/2018.

                                         Post dated comments - The a payment was received on 08/XX/2018 in the amount of $522.78.
305087796 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Inbound call - Borrower indicated she sent in a written request on 06/XX/2018 and she was supposed to receive a response in
                                         30 days and hasn't - this has been an issue since April 2017.  She also received a $200 check from the servicer and wants to know why.  Transferred borrower to payment research.
                                         REASON FOR DEFAULT: The reason for default is payment disputes.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Reinstatement.
                                         ADDITIONAL INFORMATION: Reviewed keyword - immaterial.
                                         Flood: Prior to scope
840841798 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         EXIT STRATEGY: The recommended exit strategy is Modification.
                                         ADDITIONAL INFORMATION: There was a true keyword hit for fraud.
670011888 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On
                  [2] Evidence of        08/XX/2018 the borrower spoke with an agent. The borrower was advised of the notice of intent and the expiration date of deceased borrower(s).  09/XX/2018. The agent inquired for the payments due. The borrower stated that is on Social Security and air conditioner had went out and had to get fixed. The borrower stated would be giving a call back on 08/XX/2018 to pay June and July payments.
                                         Borrower is deceased and ---.  The date of death is 07/XX/2015.
                                         REASON FOR DEFAULT: The reason for default is excessive obligations.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Reinstatement.
                                         ADDITIONAL INFORMATION: There are 0 true hits in the keyword search.
536462686 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         12/XX/2017 Commentary states collection call. Borrower was advised of loss mitigation options. Borrower stated fell behind due to 2 payments not being paid in 2016. Borrower stated are working on coming up with the funds.
                                         REASON FOR DEFAULT: The reason for default is other.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Reinstatement.
                                         ADDITIONAL INFORMATION: Reviewed keywords no true hits.
689833956 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The servicer contacted the borrower regarding their payment and the borrower made a payment arrangement in the amount of $895 for 4/XX/2018.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Modification.
                                         ADDITIONAL INFORMATION: Keywords not available.
783546456 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                  [2] Evidence of        UA3P XXXXXXXXXXXXXXXXXXXX called in payment for $811.11 for today.  Borrower is deceased and ---.  The date of death is deceased borrower(s).  unknown.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Modification.
                                         ADDITIONAL INFORMATION: Keywords searched- two true hits- death and deceased.
175639716 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The customer returned their customer relationship manager's call, I advised we received the signed agreement back and discussed what the next steps are.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Modification.
                                         ADDITIONAL INFORMATION: Reviewed keywords - only seven had true hits-cfpb, flood, military, scra, title claim, title issue and paid off
850979472 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The last contact with the borrower was 05/XX/2018. The borrower inquired if any additional documents were required for the loss mitigation review, agent advised no. The borrower accepted the trial payment plan.
                                         REASON FOR DEFAULT: The reason for default is unemployment.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Modification.
                                         ADDITIONAL INFORMATION: **Loan is in the process of completing a loan modification **

                                         Keywords Search - 2 true hits:

                                         Boarded - 12/XX/2017 - loan was boarded
                                         Flood - 02/XX/2018 - flood cert checked on 02/XX/2018 and property is not in a flood zone
874290144 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Spoke with borrower, advised modification documents were received. Reviewed next steps.
                                         REASON FOR DEFAULT: The reason for default is marital difficulties.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.
                                         MODIFICATION: The loan is currently in an active trial to modification plan.  08/XX/2018- PER NOTES: LOAN IN ACTIVE MOD
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Modification.
                                         ADDITIONAL INFORMATION: Previous Notes: 02/XX/2017 - Loan is 2nd lien. Loan in active Mod as of 08/XX/2018.
                                         Keyword search completed.
240703680 3       [3] Loan is in         LOAN STATUS: The current loan status is Foreclosure.                                                                         07/31/2018
                  Foreclosure            PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called 8/XX/2018. Property is owner occupied and intention is to keep the home. Borrower called to retrieve reinstatement figures.Agent informed the borrower of the foreclosure sale date of 10/XX/2018 and that the loan is in foreclosure.  Agent advised the reinstatement figures on file have expired. Agent ordered new reinstatement figures while on call.  Borrower will call back to have reinstatement figures verbally provided over the phone.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is other - Tax Sale.  Unable to determine the next projected foreclosure step.  Comment 8/XX/2018, User has placed the file on hold for Tax Sale.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Reinstatement.
                                         ADDITIONAL INFORMATION: Reviewed Keywords - true hits:  Boarded-comment 4/XX/2018-Loan was an internal transfer that boarded
                                         4/XX/2018.  Tax Sale - comment 8/XX/2018 - Incorrect hold type. Please use the Tax Sale hold.  Appeal-comment 7/XX/2018-
                                         Borrower and the applicable appeal period has expired.
496780128 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower committed to make a payment  iao $3159.07 on 03/XX/2018.
                                         REASON FOR DEFAULT: The reason for default is other.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Reinstatement.
                                         ADDITIONAL INFORMATION: No keyword search
964534032 3       [3] Loan is in         LOAN STATUS: The current loan status is Foreclosure.                                                                         07/31/2018
                  Foreclosure            PAY HISTORY:
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: The file was referred to foreclosure on 07/XX/2018.  The current foreclosure is on hold and the hold reason is missing documents.  The next projected foreclosure step is first legal/NOD.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
                                         ADDITIONAL INFORMATION: boarded
                                         natural disaster
255788832 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called 6/XX/2018 and was advised the credit reporting continues.  On 5/XX/2018 a payment was processed in the amount of $2469.69 and the borrower was advised once payment is posted to call back to set up the Repayment Plan.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Reinstatement.
                                         ADDITIONAL INFORMATION: Researched Keywords -    Boarded (4/XX/2018)    /   Hurricane  (Matthew)  out of scope
813644412 3       [3] Loan is in         LOAN STATUS: The current loan status is Foreclosure.                                                                         07/31/2018
                  Foreclosure            PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called to obtain reinstatement amount and was advised of the foreclosure status. Associate submitted request for reinstatement amount. Comment dated 07/XX/2018 fax number was provided to borrower to the insurance department.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: The file was referred to foreclosure on 06/XX/2018.  The first legal was completed 08/XX/2018.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is service.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
                                         ADDITIONAL INFORMATION: Keywords reviewed; loan was an internal transfer that boarded 02/XX/2016; flood policy 12/XX/2017, setting waiver flag for natural disaster 09/XX/2017; loan paid off in CCS 02/XX/2016.
149100336 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
                                         ADDITIONAL INFORMATION: boarded
454028316 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is
                  [2] Evidence of        05/XX/2006.
                  deceased borrower(s).  REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
                                         ADDITIONAL INFORMATION: Keyword hits for death and deceased.
211975176 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Reinstatement.
                                         ADDITIONAL INFORMATION: boarded 06/XX/2017 internal transfer scra not a true keyword hit
641465847 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower was contacted.  They are ok with repayment plan.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         EXIT STRATEGY: The recommended exit strategy is Sale of Property.
                                         ADDITIONAL INFORMATION: Loan referred to Forelcosure on 08/XX/2018.
                                         Boarded: Prior to scope Non material findings
                                         Collapse: Prior to scope Non material findings
521561292 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.  According to notes found in the file that the chapter 7 was discharged 02/XX/2014, but not closed out of the system of record until 06/XX/2018.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
                                         ADDITIONAL INFORMATION: boarded - Loan was an internal transfer that boarded to iSeries on 06/XX/2018
                                         cram down - CHAPTER..:  7  DATE FILED:  8/XX/13   CRAM DOWN
                                         scra - SCRA SCHEDULE
333966360 3       [3] Loan is in         LOAN STATUS: The current loan status is Foreclosure.                                                                         07/31/2018
                  Foreclosure            PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The
                  [2] Evidence of        borrower called in and was advised of the total amount due and asked for payment. The borrower stated will make payment in deceased borrower(s).  amount of $16,141.45 on 07/XX/2018 by overnight mail and the agent provided borrower with the address to overnight funds for reinstatement.  Borrower is deceased and ---.  The date of death is unknown.
                                         REASON FOR DEFAULT: The reason for default is death of mortgagor.
                                         FORECLOSURE: The file was referred to foreclosure on 05/XX/2018.  The first legal was completed 06/XX/2018.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is service.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
                                         ADDITIONAL INFORMATION: The foreclosure was closed and billed 08/XX/2018 as account was reinstated.

                                         Keyword search completed - 1 true hit - deceased. The date of death not provided.
132057156 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower made a promise to pay.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: The loan has been modified.  The modification date is 03/XX/2015.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Modification.
                                         ADDITIONAL INFORMATION: No keyword hits.
306257448 3       [3] Loan is in         LOAN STATUS: The current loan status is Foreclosure.                                                                         07/31/2018
                  Foreclosure            PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                  [3] RFD - Borrower     Authorized 3rd party requested call next week. Rep. advised of late charges and credit reporting.
                  Illness                REASON FOR DEFAULT: The reason for default is illness - mortgagor.
                                         FORECLOSURE: The file was referred to foreclosure on 10/XX/2017.  The first legal was completed 11/XX/2017.  The current foreclosure is on hold and the hold reason is modification/XX/1/XX/24/XX/04/2018 Final modification documents have been sent to the borrower.
474832512 3       [3] Loan is in         LOAN STATUS: The current loan status is Foreclosure.                                                                         07/31/2018
                  Foreclosure            PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                  [2] Evidence of        Borrower verified property is tenant occupied and intent to retain property. Advised borrower of credit reporting continue deceased borrower(s).  and late charges, and collection activity will continue. Informed borrower of foreclosure in process, borrower inquired about reinstatement and requested fax. Provided borrower the foreclosure attorney contact information and short term and long term options.  Borrower is deceased and ---.  The date of death is 03/XX/2013.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: The file was referred to foreclosure on 03/XX/2017.  The current foreclosure is on hold and the hold reason is other - Hold type: State Mandated Notice. Status: Active  Approved.  Unable to determine the next projected foreclosure step.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Foreclosure - DIL.
                                         ADDITIONAL INFORMATION: Key Word

                                         Boarded - 06/XX/2015 - Loan was an internal transfer that boarded to iSeries

                                         Title Issue - 03/XX/2017 - Hold type Client Managed Title Issue

                                         Death - 04/XX/2017 -   Recording of the title transferred to a deed of trust took place prior to death of the borrower

                                         Deceased - 07/XX/2015 - Deceased customer notice
743742384 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower stated not interested in doing a Modification wants to bring the loan current and will make a payment within the next 2 weeks. Borrower stated looking into refinancing as not able to make this payment every month.
                                         REASON FOR DEFAULT: The reason for default is excessive obligations.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Modification.
                                         ADDITIONAL INFORMATION: Keyword searched - true hit:     Boarded (12/XX/2017)
293582520 3       [3] Loan is in         LOAN STATUS: The current loan status is Foreclosure.                                                                         07/31/2018
                  Foreclosure            PAY HISTORY:
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is
                  [2] Evidence of        08/XX/2015.
                  deceased borrower(s).  REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         EXIT STRATEGY: The recommended exit strategy is Foreclosure - SS.
                                         ADDITIONAL INFORMATION: Reviewed keywords - only two had true hits - death and deceased
947320920 3       [3] Loan is in         LOAN STATUS: The current loan status is Foreclosure.                                                                         07/31/2018
                  Foreclosure            PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called about letter received but was advised the loan is no longer in foreclosure.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: The file was referred to foreclosure on 07/XX/2018.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/XX/17/18.
540883560 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is
                  [2] Evidence of        10/XX/2017.
                  deceased borrower(s).  REASON FOR DEFAULT: The reason for default is death of mortgagor.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
                                         ADDITIONAL INFORMATION: Keywords show 2 true hits - death and deceased
971441268 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Called borrower to discuss the past due payment on the loan. Borrower promised to make a payment. Customer could not stay on the line due to driving.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Modification.
                                         ADDITIONAL INFORMATION: Keywords Reviewed:   no true hits.
                                         boarded
                                         flood

                                         Comments from 7/20 indicate that loan will not be advanced to foreclosure until all exceptions are cleared.
281788728 3       [3] Loan is in         LOAN STATUS: The current loan status is Foreclosure.                                                                         07/31/2018
                  Foreclosure            PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Inbound call. Rep. explained to borrower is new crm and received the third trial plan payment. Borrower will make a fourth trial plan payment in August.
                                         REASON FOR DEFAULT: The reason for default is excessive obligations.
                                         FORECLOSURE: The file was referred to foreclosure on 02/XX/2018.  The current foreclosure is on hold and the hold reason is modification/XX/NOD.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: The loan is currently in an active trial to modification plan.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Modification.
                                         ADDITIONAL INFORMATION: Reviewed keywords-only two had a true hit-boarded and cfpb
                                         Commentary 10/XX/17 indicates loan was boarded to iSeries on 10/XX/17
                                         Commentary 4/XX/18 indicates hold reason:cfpb-mod hold
483386568 3       [3] Loan is in         LOAN STATUS: The current loan status is Foreclosure.                                                                         07/31/2018
                  Foreclosure            PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in to make a phone payment
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is modification/short sale pending.  Unable to determine the next projected foreclosure step.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: The loan is currently under review for modification however has not yet been approved.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Modification.
                                         ADDITIONAL INFORMATION: Reviewed Keyword:  only 1 true hit cfpb
857027052 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         EXIT STRATEGY: The recommended exit strategy is Modification.
                                         ADDITIONAL INFORMATION: Keywords reviewed; loan was an internal transfer that boarded 04/XX/2018; tax delinquency not located.
250009956 2       [2] Currently          LOAN STATUS: The current loan status is Delinquent.                                                                          07/31/2018
                  Delinquent Mortgage    PAY HISTORY:
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is
                  [2] Evidence of        unknown.
                  deceased borrower(s).  REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Reinstatement.
                                         ADDITIONAL INFORMATION: Loan boarded on 06/XX/2018.  Loan was placed in foreclosure post status date on 08/XX/2018 milestone date for referred to Attorney. Complaint filed 08/XX/2018 post status date. It is noted that most recent borrower conversation is outside of review period on 08/XX/2018 outside of status date.  Borrower indicated unaware of property being in foreclosure.  Payment was asked.  No further information.

                                         Post status date:  It has been noted on 8/XX/2018 that borrower 1 is deceased.  Pending Death Certificate.

                                         Keyword Search Results:
                                         Hurricane - non - material finding - out of scope of review
                                         Death - Noted Borrower 1 deceased on 08/XX/2018 -pending death certificate.
660605652 3       [3] Loan is in         LOAN STATUS: The current loan status is Foreclosure.                                                                         07/31/2018
                  Foreclosure            PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower request for reinstatement figures to be provided.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
                                         ADDITIONAL INFORMATION: KeEyword search -
                                         Boarded - Loan boarded into the system.
                                         Dispute - Borrower dispute.
871931088 2       [2] Loan is in         EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                  Bankruptcy             LOAN STATUS: The current loan status is Bankruptcy.
                                         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower called requesting billing statement
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
269642100 2       [2] Currently          EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                  Delinquent Mortgage    LOAN STATUS: The current loan status is Delinquent.
                                         PAY HISTORY: The loan is next due for 02/XX/2017.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
418962348 2       [2] Currently          EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                  Delinquent Mortgage    LOAN STATUS: The current loan status is Delinquent.
                                         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
860935488 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
705297768 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
866063385 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The
                  [1] Mortgagor Deceased authorized signer on account called in to enroll on pay plan and was transferred to the pay plan verification queue.
                  - Executor/Heir exists Borrower is deceased and Executor/XX/20/XX/03/XX/15/XX/4/XX/14/2011 indicates that title issue was not resolved and that
                  to dispose of          will be cured if the loan goes back to foreclosure.
                  property; identified
                  and documented
422477748 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
174680100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower requested a monthly statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
808969095 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On
                                         09/XX/2018 the borrower spoke with a branch associate and brought a claims check to be endorsed and the agent was able to get approval to endorse the check. The borrower was given the check back and that was all the borrower needed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
603168636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2011 and there is no evidence of reaffirmation.  Comment dated 02/XX/2012 Bankruptcy Chapter 7 Filed
                                         11/XX/2010 and Discharged w/XX/16/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
303479292 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                  [2] Property is        Borrower was contacted on 9/XX/18 to collect a $529.17 payment.  Borrower requested that servicer cease all cell phone
                  located in a FEMA      calls.
                  disaster area.         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017 and noted on 09/XX/2017.
509616072 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
118852440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Agent accepted incoming call from borrower to waive fee of $44.79
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
464027176 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called and the servicer provided general information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
110595576 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
606697224 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
259506156 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         10/XX/2016-Notes indicate that borrower called to schedule a Check by phone payment for loan account in the amount of
                                         $1429.29 effective 10/XX/2016-waived fee for electronic payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is evidence of reaffirmation.  Notes indicate that bankruptcy is discharged as of
                                         9/XX/2014
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
287514948 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
701169420 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
604288188 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The
                  property; identified   servicer contacted the borrower and went over total amount due.  The borrower made a commitment to pay $1372.79 on 11/XX/16
                  and documented         by mail.  Borrower is deceased and Executor/XX/26/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
452738832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         borrower called on 03/XX/2017; had received a refund check and wanted to know how to get it to servicer.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
821761164 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower requested general information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
541823184 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
935775540 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
541393356 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Contacted borrower and requested payment. Borrower advised made payment thru machine at branch and did not receive a confirmation and payment never posted to account. Transferred to customer service who transferred borrower to payment research.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
255397800 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower spoke to the servicer about their account and paid their escrow shortage.  The servicer provided a NACHA disclosure.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
365963556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called but no reason for the call was given. A payment was received 10/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
634496100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower calling from branch claiming loss mitigation review was not being done, servicer advised review was still underway
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
699460104 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
311995152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
143051384 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                                         Principal and escrow balance, current interest rate, and payment received/XX/18/XX/30/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
640451884 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
454768020 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower called in to give updated insurance company information. Borrower is faxing in the declaration page for the new policy.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
191303448 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
308536536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The servicer contacted the borrower regarding the payment due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
267802836 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower contacted the servicer with a third party translator about their interest rate increase and getting rid of PMI.
                                         They were advised of how requirements for PMI removal.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
891963072 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Payment and escrow breakdown, escrow shortage and increase, and reserve requirement discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
761343858 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
449969940 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower contacted the servicer on 11/XX/2018 due to receiving a letter that his loan was delinquent. He was informed by the agent that the loan was current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
369602100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
129378228 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  A
                  [1] Written Dispute -  credit reporting dispute was received on 07/XX/2018. The specific dispute was not provided and a letter was sent to the
                  Servicer responded     borrower requesting more information. No further information was received.
                  within 60 days and no  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Credit further communication  Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication
                  from mortgagor         from mortgagor.  A credit reporting dispute was received on 07/XX/2018. The specific dispute was not provided and a letter was sent to the borrower requesting more information. No further information was received.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
987504840 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The
                  [3] Mortgagor Working  servicer contacted the borrower and advised of payment due, borrower stated would make payment on Friday.  Per commentary
                  w/ 3rd Party Group     02/XX/2017 the servicer received correspondence to remove the cease and desist and address change; however, it is notated that it is not signed by the borrower and a letter was sent out.
                  [2] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Credit
                  Servicer responded     Reporting.  Unable to determine if the dispute is resolved and the status indicates Servicer responded within 60 days and
                  within 60 days and     mortgagor still questioning servicer.  The servicer received a dispute from the credit bureau regarding inaccurate
                  mortgagor still        information on the account.  The servicer responded with the modified findings, term duration and corrected payment history.
                  questioning servicer   On 07/XX/2018 the comments indicate another dispute was received; however, no specific dispute was provided and the servicer sent a need more information letter.  Based on the commentary it appears the initial dispute was sent 03/XX/2017.
                                         REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
213004764 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
390190977 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Servicer advised the borrower of trial payment monitoring and advised the borrower to continue making the trial payments until the permanent modification is received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
682656828 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
776149416 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.
                                         02/XX/18 The borrower contacted the servicer to discuss the next payment due.
                                         01/XX/19 Borrower requested review of loan for removal of PMI.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FNMA Disaster Hurricane Irma 09/XX/2017
                                         Updated File Review-12/XX/2018-Updated Most Recent Comment date based on updated notes that's supplied in file by servicer.
245781648 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Advised of notice of intent and foreclosure status. Advised of permanent documents were received and accepted. Scheduled
                  [1] Written Dispute -  payment with borrower.
                  Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Written and the reason is Payment within 60 days and no  Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication further communication  from mortgagor.  Disputing date of the first delinquency
                  from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
                                         Manual retouch review does not reflect any verbal contact with borrower between 10/XX/2018 and 11/XX/2018 period.
                                         Note from 10/XX/2018 reflects dispute of date of first delinquency.  Servicer replied after a search.  No findings.
                                         Note from 10/XX/2018 reflects HLMS received customer requesting validation of account information.
                                         Note from 10/XX/2018 reflects MI line to be reviewed due to modification.  Standard modifications are not accepted and will insure up to OPB.  No updates or action required.
                                         Note from 11/XX/2018 reflects tax paid by CoreLogic.
759708028 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         02/XX/2018: Servicer spoke with borrower whom verified property is owner occupied.  Servicer provided total amount due and asked for payment.  Borrower informed of their commitment to pay $1539.09 on 02/XX/2018.  Servicer advised of short/long term options to assist.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
150959592 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called and was assisted in locating statements online.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
544202232 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                  further communication  Disputing the date of the first delinquency on the loan
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower is disputing the date of the first delinquency on the loan. The servicer responded and agrees with the current reporting. This has been a reoccurring dispute with the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
244472172 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower called in because he was dissatisfied with interest rate being to high from the modification. He was advised he could speak with a loan officer.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
614074272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Comments 12/XX/2017 indicate borrower hardship resolved.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments from 9/XX/17 indicate special forbearance active from 10/XX/2017 ending 1/XX/2018. Borrower able to make payments as available. Comments from 6/XX/2018 indicate borrower reinstated loan after forbearance.
182367024 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
753928308 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called in and requested loan documents and requested loan documents. The call was disconnected during transfer to short sale.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
187365024 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower was advised of the status of the loan which is current
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
545081880 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
368002740 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called to confirm that the insurance would be paid. The borrower was also provided with payment and escrow breakdown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The loan was modified outside of the review period.
842825709 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
248415156 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane Irma in 9/2017. There is no evidence noted
                                         to suggest that the property was ompacted.
208366620 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
802467900 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
570931536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  On
                                         4/XX/2017, the customer could not pull up the 1098 tax form and was advised to try a lap top or desk top computer.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
765543660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Borrower called to inquire about modification documents. Borrower expressed dissatisfaction that documents had not yet been received via mail. Servicer apologized for the delay and transferred call to Customer Service for further assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
656747196 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower requested general information on the loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
641953116 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On
                                         09/XX/2018 the borrower spoke with an agent and reviewed the total amount due on the loan. The borrower set up a payment with the agent. On 12/XX/2018 the customer called in to make a payment of $607.89. The customer was informed of short and long term options on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Harvey and noted on
                                         08/XX/2017.  No damage was reported.
352109100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  CRM gave borrower their contact information and advised of next payment being due on 5-1-16.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
109349064 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
919691976 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower called for options offered for those affected by hurricane Irma.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
824535060 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower to confirm their loan will not go into foreclosure being one month behind and they will be making a payment on
                                         08/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Modification claim was filed on 07/XX/2016 and denied on 08/XX/2016.
298600512 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  On
                                         05/XX/2017 the borrower called in and was concerned about the fees put on the account. The borrower stated that they had made a payment 12/XX/19. The borrower stated that they know for a fact that the payment was made at the branch on the 17th and it isn't fair that they are assessed a late fee. The agent took the request and advised would be sending a request to the team lead to have the the late fee waived. The borrower stated would be mailing in their payment that day.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
599350164 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The borrower called in and the agent provided basic information. No further details provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2010 and there is no evidence of reaffirmation.  Prior chapter 7 bankruptcy was filed 12/XX/2009 under case number XX-XXXXX. Unable to determine the status of the prior bankruptcy. .
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
190663704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower contacted for payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
355097904 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
105329466 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower called about returned payment, servicer requested bank statement
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
826509264 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
733606443 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called stated that son wants name off of the deed of the property, borrower was provided with an 800#. Borrower provided payment via phone for $775.35.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
392153076 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
512437492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Inbound Call:
                                         Servicer agent updated contact information as well as provide FDCPA Disclosure and reviewed figures associated with payoff.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
605097864 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The account has been performing for over 24 months and the servicer has not been attempting to contact the borrower.
153304668 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
906257352 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The
                  [1] Mortgagor Deceased loan status is current and performing. On 04/XX/2017 the borrower called the servicer regarding the status of the account,
                  - Executor/Heir exists the servicer advised a payment was posted to the account on 04/XX/2017 in the amount of $16,698.31 the next payment due is
                  to dispose of          $1177.43 on 06/XX/2017 and a late fee of $201.76. On 04/XX/2017 the borrower called the servicer to discuss foreclosure and
                  property; identified   informed the servicer she is working with Save Your Home California, the servicer confirmed that reinstatement figures were
                  and documented         requested on 03/XX/2017. Comment dated 12/XX/2016 Borrower 1 deceased the Death Certificate has been received, the date of death was 10/XX/2016, Borrower 2 is the Successor and remains in the home.  Borrower is deceased and Executor/XX/27/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
652179024 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower contacted lender with regard to loan assumption
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
193931206 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                  closed                 Borrower upset about being transferred, inquiring about email that was referring to mailing address
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Verbal and the reason is balance dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  borrower disputes balance increase, servicer provided explanation.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
906007452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  On
                                         3/XX/2017, the customer called in and wanted to know why it's showing a missing payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
591763200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called and received the insurance pay history, was provided the mortgagee clause and provided verbal authorization to speak to the state farm insurance agent.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
605087868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower states that he received email from bank to update his information. Advised borrower to disregard email.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.  A motion for relief was filed 05/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
746545338 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called in to request an account analysis and ordered a monthly statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to California Wildfires and mudslides noted on 12/XX/2015.  No damage was reported.
703309310 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Servicer advised the borrower that the post closing has been completed and account has returned to normal servicing and advised the next payment is due 06/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: 10/XX/17 indicates damage due to Hurricane Irma.  Borrower requested and was granted 3 month payment suspension.  No indication of current damage.
860315736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On
                                         05/XX/2018 the borrower called in and made a payment over the phone for the escrow and reviewed the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
523320588 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
641433324 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Verified borrower's last four of social and property address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
                                         Note: Commentary dated 6/XX/2018 indicates premium amount updated and current under mortgage insurance comments section.
178854222 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
582251769 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Notes indicate that borrower called to request an account review for PMI deletion. Borrower advised of 7-10 day turn time
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
505907556 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                  [1] Written Dispute -  Borrower needs year end statement
                  Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Written and the reason is Credit within 60 days and no  Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication further communication  from mortgagor.  Comments on 10/XX/2018 indicated a written credit dispute was received on 10/XX/2018. The borrower disputed
                  from mortgagor         the present /XX/ payment rating / account history. The servicer completed research and responded to the borrower to advise the updates were made to the date of account information, date of last payment, current balance, scheduled monthly payment and the payment history. There was no further mention of the dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
249695028 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         11/XX/2017 the borrower stated the Modification Agreement will be mailed to the servicer.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
648020370 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
592900704 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The
                  [2] Property is        borrower called in to set up the pay plan and hung up when transferred to the automatic system.
                  located in a FEMA      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  disaster area.         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
887474868 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                  property; identified   Called to advise the  modification was declined on 8/XX/Heir exists to dispose of property; identified and documented.  The
                  and documented         date of death is 04/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No change in loan status.
889364424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
991073412 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called to make a payment and was provided the confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
946511244 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                  property; identified   Spoke with  borrower. Verified borrower's information. Advised total amount due and late charges would continue. Borrower
                  and documented         asked if they could make separate payments because they were having a hard time catching up. Offered long and short term options. Borrower plans to make more money in December.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
858374151 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
497310996 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Discussed general loan information and the notice of intent with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
453228636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
890453676 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
889831998 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower stated the the trial payment package was received late causing the payment to be made late.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
467932752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower called the servicer and the servicer provided general information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
886791312 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.  Discharged bankruptcy
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
352588908 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called in to obtain the monthly payment amount. The service provided the requested information and the call ended.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  A motion for relief was filed 09/XX/2009.  The case was closed 10/XX/2009.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to hurricane noted on 09/XX/2017. No damages were reported.
938124600 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  On
                                         2/XX/17 the servicer spoke with an authorized party from a law office and advised them of the modification process and next steps. The agent confirmed the modification was in the final steps and advised of the total amount due for the next payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
903489642 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  the customer was contacted and promise payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
514667046 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On further communication  05/XX/2018 the borrower spoke with an agent and requested original loan information to be faxed over to them. The borrower
                  from mortgagor         provided a fax number and consented to have the information faxed to them.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On 05/XX/2018 the servicer received a dispute for the present/XX/payment rating/account history. The servicer verified the account status, payment rating and account history. The servicer responded with the current balance, date of last payment, date of account information, amount past due, payment history and found it was incorrect. The servicer corrected the findings to reflect correctly.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
565177392 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
207486972 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary states borrower is disputing the inaccurate information provided for credit reporting. Servicer performed research and found no findings.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
398250171 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
312245052 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Most recent contact with customer was an incoming call regarding general documentation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
970001844 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         Contacted borrower, able to make payments now. Doesn't want assistance or long term. Account now current and has not returned documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
530847576 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower called with regards to a letter he received and advised that the property was not affected by the natural disaster.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Harvey and noted on
                                         08/XX/2017.
884051586 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
938104608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower stated that he will make a payment on 07/XX/17.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
156637320 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                  property; identified   contact on 06/XX/2017 was with authorized 3rd party. Regular payments are being made by website  Borrower is deceased and
                  and documented         Executor/XX/08/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
529418148 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                  [2] Property is        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  located in a FEMA      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  disaster area.         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to Hurricane Irma in 09/2017. There is no evidence noted to suggest that the property was impacted.
899464020 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The agent advised the borrower on the trail plan payment due and confirmed their coverage type. The declaration page was also requested at this time.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
315787368 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called processed payment. Borrower expressed dissastisfaction  about where trial funds were applied and where fees came from after 2012 modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
174525088 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
136495380 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower called in and stated will make payment in amount of $1323.60 on 10/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
541961586 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/23/2013.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
692581456 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Commentary states borrower called in to make a payment on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
188544552 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  On further communication  09/XX/2017, the borrower called in and committed to make a payment of $2,151.44 that day through the web. The borrower
                  from mortgagor         updated phone numbers with the agent as well.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2015.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On 12/XX/2015, the borrower started a dispute about the payment history and account status as well as the payment rating. The account was reviewed and it was found that there were no changes needed, account was correct as reported. The servicer did find late charges that were assessed during a modification review and they refunded those fees to the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
997101000 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Last contact was borrower calling to express dissatisfaction with the fee statement; stated no longer wishes for us to call him.  (I do not see a formal C & D on file in regard to this statement).
                                         In 2012, borrower was working with consumer advocacy group.  No evidence of this during review period 2015-present
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
509766012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         General payment positing information was discussed with the borrower
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No new updates for loan, and no status change for loan.
840663656 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower was provided general account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
343435653 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower made a payment via IVR.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on
                                         08/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
217418256 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower was contacted regarding the insurance.  The insurance company was contacted and the issue was resolved.
                  [2] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Written and the reason is Credit
                  Servicer responded     Reporting.  The dispute is not resolved and the status indicates Servicer responded within 60 days and mortgagor still
                  within 60 days and     questioning servicer.  On 09/XX/2017 the borrower submitted a request to dispute the validation of the account.  A letter
                  mortgagor still        was sent requesting more information and no audit was performed.  The dispute is ongoing and has been researched and deemed
                  questioning servicer   accurate.  A new request was received on 09/XX/2018 and a letter was sent requesting more information to review.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 03/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Updated File Review-1/XX/2019-Updated Recent Comment, and any other pertinent file information the notes reflect from the servicer.

                                         The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on 09/XX/2017.  No damage was reported.
445341792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower requested inspection on 09/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
798800352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower contact in regards to account overview and order monthly statements.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
171681300 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The
                  [2] Property is        borrower made a commitment to make a payment by 08/XX/2015 online.  The representative offered long and short term options.
                  located in a FEMA      11/XX/2018 tax payment made.
                  disaster area.         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
432026793 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
537674844 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
575009904 3       [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damage remains         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  indication covered by  Borrower requested payment history
                  insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower stated on 10/XX/2018 that the reason for default was due to unexpected home repairs. The borrower did not indicate what the damages to the property were and there is no evidence an insurance claim was filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
477398964 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Borrower called in to request a review for PMI deletion.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
838914300 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
631383698 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
826399308 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
860957774 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower called ti discuss the escrow overage check.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2008.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
620071872 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         Borrower called to make  payment, advised credit reporting continues.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
601769196 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called and stated that they were on vacation and made a promise to pay on 04/XX/2018 in the amount of $2,621.78.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
232813428 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
793752372 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advised the account is in the closing process but assistance is still not guaranteed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
723170616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
714368556 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On
                                         06/XX/20018 the borrower called regarding payment increase, the servicer advised the increase was due to escrow. The borrower made the balance in the amount of $88.83.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
533266668 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
374070312 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Inbound call from borrower on 11/XX/17, inquiring about insurance
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
904498056 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Inbound call from borrower received on 8/XX/2018 Associate contacted borrower to solicit payment. Borrower stated they would make payment on 03/XX/2018 at a branch and they had to leave country for death in family.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
659476104 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Servicer provided Borrower with loan information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
632876706 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
460115880 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to verify amount of payment due to increase.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
713364540 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
837015060 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called in form the bank with a check issued from the water damage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
922117779 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Discharged bankruptcy
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
297470250 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
657696816 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called to discuss balloon terms and  options and inquired about the status of PMI deletion. Borrower called
                                         11/XX/2018 to discuss PMI deletion.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
741481674 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called to find out the status of the Modification. Agent advised borrower to continue payments and borrower scheduled a payment for $972.82, effective 6/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
739823952 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called on 10/XX/18 to obtain general loan information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
810045852 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Comments from 10/XX/17 indicate borrower setup a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
353108700 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
273212676 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
546451332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  No contact with borrower from  10/XX/15 to 02/XX/16.  On 02/XX/16 borrower stated will make payment on  02/XX/16. On 03/XX/16 borrower called to see why statement shows payment higher than payment on modification agreement.  On 03/3016  borrower was advised that payment is slightly higher on statement because of escrow. Borrower understood.  No other contact with borrower in comments during review period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
674670024 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                  further communication  Borrower called in to make an phone payment in the amount of $1700 for 02/XX/2017.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower questioning the previous account status and payment history rating. Servicer verified the payment history profile and account status. No changes needing to be made at this time.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
846681192 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Manual retouch review does not reflect any additional borrower contact between the period from
                                         10/XX/2018 and 11/XX/2018.
                                         Note from 1010/2018 reflect tax paid by CoreLogic.
628374864 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called in regarding insurance.  Call was transferred.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: No change in loan status and no new updates.
193802448 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The representative discussed the increase in the escrow payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
801059448 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The account has been performing and the servicer has not been attempting to contact the borrower.
992472852 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called in to inform that a payment in the amount of $824.53 at the branch 08/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
913867190 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
255947580 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                  further communication  Inbound call concerning letter received. Attempted to provide HUD phone number.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Servicer responded to dispute. Research performed and completed.No findings.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.  Discharged bankruptcy
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
269006188 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called requesting validation of the account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 11.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on
                                         09/XX/2014.  A motion for relief was filed 09/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
728298564 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The
                  property; identified   servicer spoke with the borrower who stated that the death certificate was mailed in. The agent advised that they cannot see
                  and documented         it for three weeks and at that point can remove deceased borrower name or leave it on account.  Borrower is deceased and
                                         Executor/XX/01/2015.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
145681704 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Customer is trying to make the 11/XX/2016 payment but cannot due to the loan is not active at this time.
                  [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Written and the reason is
                  Servicer responded     Insurance.  The dispute is not resolved and the status indicates Servicer responded within 60 days and no further within 60 days and no  communication from mortgagor.  The borrower was disputing the property value being used for the flood insurance.  A letter further communication  was sent to the borrower with resolution on 03/XX/2017.
                  from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No contact was made within the review period.
161485380 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
262503747 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
567133056 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
188012390 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Spoke with borrower, caller informed of their commitment to pay $909.83 on 3/XX/18
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
941923080 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The balance information along with the payment received/next due information was provided.
                                         .
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
764054256 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called to update their mailing address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
111095556 2       [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  requested within the   PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower requested a payoff.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
215443788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2014.  The proof of claim was filed 01/XX/2012.  Prior Chapter 7 discharged 08/XX/2011
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
471591288 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The borrower called 12/XX/2016 and wanted to know how to keep the payment from increasing; call transferred to customer service;
                                         loan is current; borrower may be looking for modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damage.
913434480 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                  property; identified   General account inquiry made.  Borrower is deceased and Executor/XX/27/XX/16/XX/21/2018 No change in loan status, no new
                  and documented         updates.
125389824 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
539764008 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in to make a payment and was provided general account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area (Hurricane Irma) noted on 09/XX/2017. No property damages were reported.
260135904 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower was contacted on 11/XX/2017 to follow-up on a late payment. Borrower stated will make the payment via branch within the 15 day grace period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
910015848 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On
                  property; identified   12/XX/2018 the borrower spoke with an agent and reviewed current loan information and reviewed escrow information.  Borrower
                  and documented         is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
364054320 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The
                  property; identified   borrower made a scheduled payment via IVR.  Borrower is deceased and Executor/XX/03/2017.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
575529696 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         09/XX/2018: account is current, borrower was calling in regard to insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
928258548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower called to get fax number to insurance department to submit new insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
606458684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The representative discussed the escrow shortage with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
642193020 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
464134272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called in regarding questions about principle balance to see if balance will go down.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
132494700 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
238764456 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
457097088 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
518782404 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The servicer called and spoke with the borrower and advised of the modification denial and stated can reapply when change in circumstances occurs and if fees decision is incorrect or an error can speak with appeals.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
512354976 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called to update mailing address and bank account information. 11/XX/2018 The borrower called,was given payment and escrow breakdown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2008.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
666363357 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower promised to make a payment in the amount of $1007.45 via web on 08/XX/2017
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
563644452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                                         Lender waiting for financials to complete loan modification review
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
642691436 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
207089289 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
429877980 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                  closed                 Borrower called in advised default. Informed the borrower mod is not a guarantee and forbearance program must bring the loan current the end. Borrower stated wants foreclosure advised can do a regular sale or short sale if qualifies. Will follow up on borrower intentions in the future.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is identity fraud.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed present/XX/payment rating/account history.  Servicer performed research; no findings.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
441465849 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
692410752 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         There was an outbound call on 11/XX/2017 to request a payment.The agent processed a phone payment in the amount of $829.58 effective 11/XX/2017, and took a payment  commitment for $829.58 for 12/XX/2017 via Pay by Phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane Irma noted on 09/XX/2017. No property damages were reported.
420441756 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
538594476 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
384406176 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area (Hurricane Irma) noted on 09/XX/2017. No property damages were reported.
976959060 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
911175384 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The
                  closed                 borrower called in to discuss hamp recast offer letter. The call was transferred to correct dept. for further assistance.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2016.  The dispute type is Verbal and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit reporting dispute
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2018 and there is evidence of reaffirmation.  The proof of claim was filed 06/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
644732004 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Spoke with borrower, customer asked about late fees and wanted to be waived. Advised customer $73.18 were waived before and
                                         I was not allowed to waive late fees, customer authorized payment for today
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
225999564 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  A call was made to confirm the return of the signed Hamp recast.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
284516148 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower was called to discuss their payment intentions.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
376334718 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in to make a payment. Was provided current principal balance and interest rate.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
251709648 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
479058300 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Discussed payment with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
450439752 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower requested general account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
463574496 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower stated that they received a modification and they were thinking that the deferred balance was being forgiven and the agent went over the terms and advised that the amount is not forgiven per terms.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
245031948 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Borrower called PTP $1280.95 12/XX/18 by Pay By Phone, and $1280.95 on 12/XX/18 Pay By Phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 12/XX/2009.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
789264168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
315723660 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                  property; identified   Comments indicate borrower made mortgage payment in branch.  Borrower is deceased and Executor/XX/13/13.
                  and documented
214134312 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
595860804 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         Borrower called to order payment history from 1/2015 to present. Advised history order and to expect in 7-10 business days.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
796911108 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower pays mortgage at end of month when Social Security is received. Not interested in Modification. Borrower did have modification in 2014.  Borrower wants to get due date changed, advised cannto due that.  Also went over letter of authorization with borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
615043884 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The monthly statements were ordered and the reserve requirement was changed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
859785948 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
315388458 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called to confirm new payment amount.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
925919484 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Chapter 7 bankruptcy filed 10/XX/2010.
610427890 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
530897556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
937322498 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Property was reported vacant at on time,  Borrower stated home needed repairs and did not have the funds.  Borrower moved out for a bit due to mold/mildew with in the property that would affect health. No notes on if repairs have been completed and or what the status of the repairs are.  Borrower stated will bring loan current themselves.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
859805940 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower called to have billing statement re-set.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
476922303 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called in requesting a 2 month deferral.  Borrower was advised that a modification application would need to be received.  Borrower decided not to pursue and requested no 'collect' phone calls.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
874865004 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                  property; identified   Borrower was called on 11/XX/17 to advise the payment had posted and to advise of the rate change in 11/XX/Heir exists to
                  and documented         dispose of property; identified and documented.  The date of death is 05/XX/2015.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
520365906 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2013 and there is evidence of reaffirmation.  A motion for relief was filed 11/XX/2014.  On 07/XX/2015 the account noted, Chapter 7 BK discharged 08/XX/2013 reopened to reaffirm 09/XX/2014 CCO 12/XX/2014. On 06/XX/2011 the account noted the previous Chapter 13 BK filed 06/XX/2011 cram down case # XXX dismissed 06/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
151329444 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
690570936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On
                                         11/XX/2018, the customer called in a phone payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
441885807 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called to inquire about assistance options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
748840344 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: No new updates with loan, and no change in status for loan.
548780222 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
762354936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
700969896 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to request a payoff statement be mailed to them. The servicer processed the payoff as requested, no further questions or concerns.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
519662052 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
500509716 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
522980724 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called to make phone payment.  Offered short or  long term assistance option to borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
949262028 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
391163472 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
275419788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The borrower called and advised of workout process.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
563933601 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower called regarding escrow analysis.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
947630796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
138044760 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                  closed                 Borrower disputing balance reported. Advised balance is reporting accurately per the modification.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputing balance reported. Advised balance is reporting accurately.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
414274224 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called regarding recast.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
482526912 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to make a payment by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
886332698 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FNMA Hurricane Irma 09/XX/2017.
973340508 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
649374024 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
941583216 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
326319420 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower called 8/XX/2017 but could not answer questions on the account, stated someone else makes the payments and wanted to check the account status. Outbound call to the borrower 2/XX/2018, borrower waiting on funds to make a payment; promise to pay $1262.12 and bank branch.  Borrower was contacted on 3/XX/2018, borrower stated not a good time to talk (driving);
                                         stated would take care of the payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
603388548 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  the borrower made a payment and was provided the confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
307566924 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On
                                         08/XX/2018 the borrower called in to inquire about their escrow account. The agent reviewed the account with them and borrower had no further questions.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
166883311 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower scheduled a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
534496116 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower was unaware the payment amount had changed; borrower has good payment history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area noted on 09/XX/2017; no property damages were reported.
                                         Revised File Review-12/XX/2018 Updated most recent comment date.
788584440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called to make a payment in the amount of $600.00.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
921765610 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
786421351 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
648410532 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
953939174 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called to request assistance due to Hurricane Irma.  Borrower stated no property damage, but was out of work for a bit.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
712244988 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                  property; identified   borrower verified, owner occupied. Advised total amount due, mini miranda, privacy, Advised collection activity , credit
                  and documented         reporting, late charges will continue until foreclosure. Customer is angry because we are calling since late. Educated customer and explained why we are calling. Commitment to pay 5/XX/16.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
840815910 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower sent in proof that all property taxes were paid in full. Borrower was advised the fax was received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
689584056 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                  [1] Mortgagor Deceased Borrower called servicer on 10/XX/2018 and made promise to pay $3061.19 on 10/XX/2018 and $3061.19 on 11/XX/2018; customer
                  - Executor/Heir exists wants to opt out of cease and desist.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and
                  to dispose of          documented.  The date of death is unknown.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
260415792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
204997968 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  There is a "BNKRPT"
                                         comment section, but no details about a bankruptcy are provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
457656864 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
745195473 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The
                  [2] Property is        borrower called in and discussed loan documents. The borrower received a modification solicitation package but was declined
                  located in a FEMA      due to no documents received.
                  disaster area.         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma declared 09/XX/2017. There is no evidence noted that the property was impacted.
318256336 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
906977064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
427114560 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  the customer called and got a refund check, was told it was due to the cancelled PMI but that they needed to return the check to get it re issued.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
637774788 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower made payment, loan is current and due for 10/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
497120556 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower called in and stated would make payment the next date by web.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA disaster last noted 12/XX/2017; no damages were reported.
674673012 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Borrower was advised the delinquency was due to a posting error.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
186245472 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Servicer advised that the trial modification and permanent modification were completed and the loan was now back to normal servicing. Borrower said they would make a payment on 09/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
734616036 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called to make a payment by phone. Representative provided the borrower with the principal balance information, next due payment, current interest rate, and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
579324112 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The account has been performing for over 24 months and the servicer has not been attempting to contact the borrower.
205777656 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The representative provided the principal balance information, payment received/next due information, current interest rate, and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
412664868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
836535252 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
631047486 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.
                                         Borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FNMA Hurricane Irma 09/XX/2017.
826369320 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Loan is ineligible for modification, loan is current as of 10/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
206917200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Discussed escrow account information with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No new updates and no changed on loan status.
352378992 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
823570440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in to make a payment. The borrower information was verified, and the total amount due was provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
244792044 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 03/XX/2016: homeowner states that PMI pymt of $201.65 was drafted twice.  Her PMI was deleted effective March 2016.  Per notes from billing team, 2 payments were not disbursed for 12/2012 PMI payment.
668752392 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower cancelled a special forbearance agreement (due to hurricane) because they could no longer make payments online.
                                         The account was returned to normal after cancellation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2015 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The borrower was impacted by a hurricane and was noted on 09/XX//XX/15/XX/4/17 an exterior property inspection was completed reporting no damages visible, no maintenance is required, and property is in good condition.
793082640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called and wanted to know why Credit Company is showing a different outstanding balance than is actually owed.
                                         Agent advised to contact Credit Company regarding reporting matters..
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
976649184 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Borrower called to verify their payment is due for 12/XX/2016. Agent advised that his next payment due is 12/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
604797984 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                                         Borrower called to discuss the account and order a monthly statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FNMA Hurricane Irma 09/XX/2017.
315493752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
563574480 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Agent advised borrower of total amount due and also that collection activity will contineu on account until brought current.
                                         Borrower advised borrower that payment in the amount of $1271.26 will be made on 4-8-16 via web. Borrower inquired about her
                                         2014 1098 tax form, agent transferred call to escrow department
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
572590872 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
291288348 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
130857636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
858346524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called to discuss property tax information; i.e. parcel number, due dates.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
409998996 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  No contact with borrower from 10/XX/15 to 09/XX/17. On 09/XX/17 borrower stated payment was made at branch office and will check with branch to make sure payment cleared. On 09/XX/17 branch called servicer and advised payment had been made and late fees will be waived once payment post and will follow up with borrower. No other contact with borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
734932984 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit reporting dispute was received on 08/XX/2016. The reporting was verified and updated on
                                         08/XX/2016.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
778548456 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
354879010 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
161125524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
756817152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
783836340 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
302408988 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower called in to accept recast.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No change in loan status and no new updates.
326369400 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On
                                         12/XX/2018 the borrower called to request an inspection. On 12/XX/22018 the account noted, closing claim all funds have been released disbursed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
307476960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called in to confirm if payment was received, payment received, borrower declined cell phone contest.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
216733272 2       [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  requested within the   PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower requested verbal payoff demand.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
432097092 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called to order 1098 information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
438144672 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called in regards to outstanding fees and a request to waive $20.78 was submitted. Comment dated 12/XX/2017
                  [1] Written Dispute -  borrower stated they would make their payment online on 12/XX/2017
                  Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Written and the reason is Credit within 60 days and no  Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication further communication  from mortgagor.  Credit dispute cited as not his/XX/13/2017 Property is located in a natural disaster area.
                  from mortgagor
944042232 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         11/XX/2018: Borrower called servicer, verified property is owner occupied.  Servicer processed a phone payment in the amount of $1097.57 effective 11/XX/18; advised of short/XX/04/XX/18/XX/10/2017 under disaster code DR-4337.
298020744 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called in to schedule a payment for $504.98, effective 6/XX/2018 via speedpay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
512168778 2       [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  requested within the   PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called in for a payoff.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 7/XX/17 commentary indicates borrower did not request modification and was added to workout options queue in error, modification not completed.
220711680 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called to request a PMI deletion review.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
684273118 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.  A motion for relief was filed 05/XX/2013.
                                         Bankruptcy closed: 5/XX/2013
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
491880807 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called for account status.  Borrower is deceased and Executor/XX/13/XX/13/2017, no evidence of damage.
                  [1] Mortgagor Deceased
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  and documented
882111780 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Commentary indicates borrower called in for payment of $498.82 effective 8/XX/18. Further indicates borrower not interested in Loan Modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
271671288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
775268988 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
736185408 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
944402088 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
146911212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
872282763 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Natural disaster from 09/XX/17 to 10/XX/2017. No damages were reported.
703158624 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
360165876 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower promise to pay to pay $1,349.20 drafting on 10/XX/2018 via Pay by Phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
848070636 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
214328565 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On
                                         11/XX/2018 the borrower spoke with an agent. The borrower stated that they have a long term reason for default. The borrower stated they had some unexpected expenses.The agent reviewed the knowyouroptions.com web address and the phone number for HUD and Nevada for assistance. The borrower stated they would be making a payment of $1078.45 on 11/XX/2018. The agent was able to set up the payment and provided the confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
862263765 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower called to get information on a settlement from 2015.  Advised borrower they could get them the number, would send out a letter.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2009 and there is no evidence of reaffirmation.  A motion for relief was filed 02/XX/2009.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
483613258 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
265333824 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Spoke with customer calling because received a letter stating did not fill out recast packet correctly and completely  as asked. Letter received says its missing dates and witness signatures which the packet does not include a page for witness signatures to be signed. Contacted modification department and customer relationship manager advised I would need to speak to customer service  to see  what was missing contacted customer service department and they advised that would need to speak to recast department to verify what was missing in the original packet sent out.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
176109528 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Commentary indicates last borrower contact borrower called for commitment to pay $1,024.41 on 8/XX/18 by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
477129072 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
137036295 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  No contact with borrower from 10/XX/15 to 06/XX/18.  On 06/XX/18 Borrower advised payment due.  Borrower stated made 2 payments in this month and also paid extra towards principle. Borrower stated will callback to have it fixed. On 06/XX/18 borrower called and was advised payment due. No other contact with borrower during review period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
520891560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  the borrower called in and requested a payoff.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
307799217 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
385555716 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
165743676 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Borrower requested that his name be removed from the loan as borrower 2 is living in the property. He was told that the package was mailed to him but he hasn't received it.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
892630728 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2012.  A motion for relief was filed 05/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
906787140 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
967443246 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Outbound call to borrower.  Borrower made a payment of $1745.95
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments on 09/XX/2017 indicated the property is located in a Federal declared disaster area due to a hurricane.
924630000 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called in to make July's payment of $1346.15
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The account has been performing for over 24 months and the servicer is not attempting to contact.
935162592 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Revised File Review-12/XX/2018 Updated most recent comment date.
734986494 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
782568696 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called to cancel payment scheduled due to receiving new debit card. Servicer cancelled the payment and processed a new payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
233356662 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
774380124 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called to know if assistance was offered on the loan. Provided short and long term options and was advised we would have to update financials to know of loan qualified. Loan is current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
967043286 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
255074496 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         Welcome call was completed with borrower on 05/XX/2016 to introduce the associate working the loan. Associate advised borrower to give time for the Recast to complete.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
456374358 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Notes indicate that borrower called to update their mailing address and get update information on the regular documentation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
767676434 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
339634092 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: FEMA disaster effected area with the declaration date 6/XX/2018; no damage reported.  Comments reference a loan modification completed prior to the review period.
812838708 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower has paid as agreed for past several years.
372321012 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called to get information on insurance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property in FEMA disaster area 09/XX/2017, no evidence of property damages.
535465728 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
433083366 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
571631256 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on
                                         05/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
277994390 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
514294200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in and agent advised that next due date was 9-1-18 and provided explanation of fees due
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
493910604 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  On
                                         08/XX/2017 the borrower called in and reviewed the status of the loan and verified that the next due date is 08/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
661955112 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
658573656 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On
                                         07/XX/2018 the borrower spoke with an agent and borrower was advised of the total amount due. The borrower set up a payment that day and was given a confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
400149981 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in regarding a postcard that was received in the mail.  Servicer advised that maybe a scam.  Servicer did not send out any mailings.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
414084300 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
689311062 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower provided the missing information for the insurance policy.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
361785528 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2009 and there is evidence of reaffirmation.  Discharged bankruptcy
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
805767768 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
376464692 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
627988704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The servicer contacted the borrower and discussed the increase in escrow payment, explained the reserve requirement, the next due date, analyzed the account and ordered a monthly statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
501469332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
994192164 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
764104236 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called tom obtain mailing address to send  reinstatement. Servicer advised borrower to send via certified thorough
                                         Western Union, Official Check or Money Order..
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.  A motion for relief was filed 04/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
239774052 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: No new updates and no changed on loan status.
701371944 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower called in to advise they now have a tenant and is no longer interested in loss mitigation.  Borrower is dissatisfied they are still receiving collection calls and the account is current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
347690448 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
257826828 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The
                  closed                 borrower called in to inquire about a fee on the account and was informed it was a fee owed by the borrower.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Verbal and the reason is Fee
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower does not agree with the inspection fee that was assessed to her.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
609508074 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
421131480 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
409746036 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower called and was provided with the principal balance information, current interest rate and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
558016704 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower wants loan reviewed to have the mortgage insurance deleted.  Not seeing that mortgage insurance is still being paid.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
712095048 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2016 and there is no evidence of reaffirmation.  Per notes: 05/XX/2016: Previous Chapter 7- Discharged
                                         05/XX/2016
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
310345812 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
965843406 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
785191473 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
561955128 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: Unable to determine date for Key Word: Leasehold
184081590 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Comments from 10/XX/2017 indicate borrower called in and advised late payment was an over site and requested late charge to be waived.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
303448572 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
578648448 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
371251440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Borrower called in because she received a letter stating that her interest rate would increase effective 7/1. Agent advised her to check with her tax authority to see about her benefits.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
142013172 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  Dismissed chapter 7
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
382384704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
625579668 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower made payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
233383314 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On
                                         06/XX/2018 the borrower spoke with an agent and was advised of the total amount due. The agent asked for the payment that was due. The agent advised of late charges and credit reporting impacts and assistance is not always guaranteed. The borrower declined assistance and will be current by June.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
779917908 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower informed of commitment to pay and if late fee could be removed. Transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
542181542 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Borrower called to inform of their commitment to pay at a local branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
763204596 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
503048700 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
552398952 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On
                                         08/XX/2018 the borrower called in and was advised of total amount due on the loan. The borrower stated that they were having a short term reason for default. The borrower processed a payment with the agent over the phone that was effective that day.
                                         The borrower was given a confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
133026768 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                  further communication  Comment dated 07/XX/2017 borrower requested to be reviewed for deletion of private mortgage insurance. Borrower requested
                  from mortgagor         assistance on how to retrieve their username and password for online account. Associate advised borrower in order to change their mailing address they would need to have a postmaster letter on 05/XX/2017. Comment dated 05/XX/2017 borrower inquired their loan was not in foreclosure status. Commented dated 10/XX/2018 was the customer calling in to make a payment.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  E-Oscar received on 09/XX/2017 and on 09/XX/2017 stating inaccurate information. Response on both disputes states accurate as reported.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.  Bankruptcy closed on 12/XX/2016.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
550979520 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Customer called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
561825180 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: No new updates and no changed on loan status.
370032993 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
826817310 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The further communication  borrower called, the servicer advised on the monthly payment amount and provided loan terms. Per the commentary on
                  from mortgagor         01/XX/2018 the borrower was requesting a modification on the HELOC only, the borrower has multiple liens with the servicer, the borrower did not request a modification on the subject loan.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer received a credit reporting dispute from the borrower stating that the report is reflecting 28 payments were missed; borrower advised this was not in their control and would like it corrected.  Servicer verified account became delinquent 05/XX/16/XX/19/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
477694442 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in and authorized a payment in the amount of $2684.45.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
511198871 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called in requesting a deferment and was advised of the disaster forbearance plan.  The borrower accepted the plan and requested any additional information due to the hurricane.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
630443886 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower requested reaffirmation agreement
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.  Loan is in a district/state that does not allow reaffirmations
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
405977544 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called in response to an email received and informed of their commitment to pay by phone on 05/XX/17.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
770571648 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  the further communication  customer called in to authorize a payment in the amount of $561.96 and was provided with the payment confirmation number.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit reporting dispute. The borrower is disputing present / previous account status and payment rating on account. The servicer reviewed account and verified that that history is incorrect and corrected the findings.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
774889920 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
268202676 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
753098641 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower was contacted on 04/XX/2017 to go over the modification process and was advised of the next steps following a permanent modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area (Hurricane Irma) noted on 09/XX/2017. No property damages were reported.
225289848 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
769692124 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The
                                         borrower called in for the total amount due and made a promise to pay.    Long and short term options were provided.
                  [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the reason is Credit
                  Servicer responded     Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication within 60 days and no  from mortgagor.  Commentary states received dispute regarding credit reporting. Research was performed and account further communication  information is accurate as of report date.
                  from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 05/XX/2011.  The proof of claim was filed 03/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
674625048 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
437624880 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.  Previous chapter 13 bankruptcy was filed on 10/XX/2008 with case number XX-XXXXX.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
385635684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Comments from 10/XX/18 indicate borrower called to review terms of modification completed in 2010. Borrower was provided
                                         Step Rate modification terms and refinance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
657806772 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Bankruptcy.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                  [2] Loan is in         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  Bankruptcy             REASON FOR DEFAULT:
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
391750821 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Account inquiry.  Owner occupied third party express dissatisfaction regarding account maintenance/XX/13/2017.  No damage was reported.  Per pay history, the mortgage insurance is being paid on time.  No contact was made within the review period.
118662516 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
500369772 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The further communication  borrower verified their information and made their payment over the phone.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  payment rating dispute resolved 08/XX/2018. **10/XX/2018 Dispute resolved, Term duration and pay history corrected. **
                                         12/XX/2018  Borrower still stating inaccurate information. Research completed, modified corrected findings uploaded to document management portal.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 10/XX/2018 Dispute resolved, Term duration and pay history corrected.  Loan status the same.
889554036 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
664654032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
378174350 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
175089936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The borrower made a promise to pay $273.43.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comment 12/XX/2017: Letter sent to borrower for Condo Hazard Insurance. Property Type: Condo
169482180 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower called to go over account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
260355816 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Commentary indicates last borrower contact borrower called for payment of $924.08 and initiated Modification trial payments.
                                         On 10/XX/2018 - borrower called to inquire about the permanent modification documents -- advised to sign and return documents quickly.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.  A motion for relief was filed 05/XX/2017.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
448075188 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called to schedule a check by phone payment for loan account. Agent processed payment and gave borrower confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.  A motion for relief was filed 12/XX/2016.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
319052328 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower was advised the routing and account number is needed to process the payment over the phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
330247848 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The loan is current and performing. On 07/XX/2018 the borrower spoke with the servicer regarding proof of insurance payment history, the servicer advised the borrower to seek a refund from the insurance company.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
360725652 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower stated she received letter and would like to look at refinance options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
322950768 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                  property; identified   Executor/XX/05/XX/30/XX/05/2011.
                  and documented         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
283126704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
191903208 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  there is a "BNKRPT"
                                         comment section, but no details about a bankruptcy are provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
209856024 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower made commitment to pay on 2/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No new updates and no changed on loan status.
469981932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
878858316 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
734346558 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
812704788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
749859936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
762464892 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Spoke to Borrower and processed a payment in the amount of $2,983.44.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
800359728 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called customer service to request account information. The agent provided the account principal balance, next payment due date, current interest rate and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane Irma, noted on 09/XX/2017. No property damages were reported.
813544452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Spoke with  borrower per request provided the HUD number. Borrower advised house flooded and have to have the floor pulled up and allow the house to get repaired. They moved out of the house. Customer is looking for a check for $4,000 connected to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
922041036 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
134836044 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
946035387 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/05/XX/13/2017, no
                  [2] Property is        evidence of damages.
                  located in a FEMA
                  disaster area.

                  [1] Mortgagor Deceased
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  and documented
281587320 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower stated would make a payment at the branch. Owner occupancy was verified. Borrower called to inquire about mortgage insurance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Per a 9/XX/17 comment,  Borrower was set up on a six month forbearance because of Hurricane Irma.
                                         It appears loan was modified prior to review period.
563424540 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Retouch completed, updated the most recent  comment date only
506327388 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         08/XX/18 called borrower for payment and advised of short/long term options; borrower not willing to listen and said he feels harassed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
959885892 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                  [1] Verbal Dispute -   EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Verbal and the reason is Credit
                  Servicer responded and Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower
                  appears issue is       states inaccurate  information
                  closed                 REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
914057152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
588154644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
845735418 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
363337318 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
232277052 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
240123912 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The borrower answered the phone and verified the name only.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
898420488 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called in and provided updated contact information and agent explained repayment of fees due. Agent processed EPP and provided confirmation numberand provided NACHA Disclosure
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
282161781 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called to discuss payment and breakdown of escrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
244275570 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
702528876 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called and made a promise to pay in the amount of $1,592.99 and was transferred to customer service to discuss why their mortgage payment increased.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
801789813 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Discuss loan history
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
895990766 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
879098220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
123147684 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in to make a payment promise on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Harvey and noted on
                                         08/XX/2017. No damage was reported.
728018676 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         borrower provided insurance contact information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
160925604 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Borrower called 4/XX/17 to complain she received another email the mailing address was incorrect.  She was dissatisfied with her customer experience.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
844152204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
845801544 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma on 09/XX/2017. There is no evidence noted to suggest that the property was impacted.
522241020 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The
                  property; identified   borrower called in about the payment, which was not taken out the 23rd.  Borrower is deceased and
                  and documented         Executor/XX/21/XX/10/XX/26/XX/08/2013; the date of death could not be determined from the comments.
962634792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower made a payment in the amount of 90.72 for 08/XX/2018. Borrower committed to a payment on 08/XX/2018 in the amount og $3979.31. Servicer advised borrower of short term and long term assistance programs.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Retouched completed, updated most recent comment date
839314140 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         Provided borrower loan information. The lender disclosed the principal balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
824889912 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in regarding the insurance escrow status and was provided the fax number to the insurance department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  there is a "BNKRPT"
                                         comment section, but no details about a bankruptcy are provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No new updates, and no change with status on loan.
296580672 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
499450050 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
961605204 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called i regarding the property claims checks and needing approval for endorsement at the branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
989953860 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The
                  closed                 servicer advised the borrower of the late charges, negative credit reporting and that the collection activity will continue.
                                         The borrower expressed dissatisfaction regarding the late charge.  The borrower stated that a payment was mailed on
                                         06/XX/2016.  The payment was returned due to the check being illegible.  The borrower mailed another check which cause the payment to be late.  The representative escalated the issue to management. The borrower made a commitment to make a payment by 07/XX/2016.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Verbal and the reason is Fee
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower is disputing payment.  The representative escalated the issue to management.  Per pay history, the issue was resolved.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
772031064 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/05/2011.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
210325836 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
533326662 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Borrower called to make a payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
113217352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The representative provided the payment and escrow breakdown, discussed an increase in the escrow payment, advised the shortage amount to send.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Manual retouch review does not reveal any additional borrower contact between 10/XX/2018 and
                                         11/XX/2018.
                                         Note from 11/XX/2018 reflects tax paid by CoreLogic.
757688432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  The borrower advised the servicer that they will not accept the new loan modification.  The borrower will continue with the previous modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
856198726 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On
                                         05/XX/2018, the borrower spoke with an agent about general information on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
419861988 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The
                  [2] Property is        borrower called to inquiry on letter received about being delinquent and a a modification offer; servicer advised account is
                  located in a FEMA      current..  Per commentary the subject was not affected by the hurricane but the borrowers employment was.
                  disaster area.         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FNMA Hurricane Irma 09/XX/2017.
525578976 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
274695050 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower verified, owner occupied. Provided mini  Miranda, privacy stmt, and TAD. Caller informed of commitment of pay
                                         6/XX/17. misapplied sent request to funds reapplied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2008.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2009.  08-42813 filed 05/XX/2008 dismissed 08/XX/2008,DMITRI E GIBBS(Atty)(478) 742-8441.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
610455720 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower questioning credit reporting.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Re-touch review complete, however validation for MI Not Being paid As Required cannot not be cleared by Reviewer for Re-Touch review.
561455328 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
156587340 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
557346972 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  On
                                         03/XX/2017 the borrower called in and reviewed account with an agent. The borrower requested a monthly statement and agent put in the request to have it generated. The agent reviewed the payment and escrow breakdown and the increase in the escrow account and also reviewed the reserve requirement needed to maintain the escrow account. The borrower was also advised that the account was due for the March payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
389794020 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Spoke with borrower, advised him of short and long term options, he paid $2261.33 in the branch today. He said requested for late to be waived last month but appears was not done. Customer wanted to know why payments have increased lately
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
837524856 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
709379055 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called and said he was affected by Hurricane Irma. Borrower is requesting payment assistance. The Rep went over SFB
                                         - required escrow payment only and would need to bring account current by December or apply for assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 9/XX/2017 Area was declared a  Federally Declared Disaster, but the FEMA acronym was not used in the comments.
584041590 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
442265769 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was provided general account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
619202220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
437252532 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called to see if there were any foreclosure showing on the account. Borrower r was only bankruptcy discharge  no foreclosure.  Account was reinstate from Foreclosure back in 2012. Borrower also wanted to know if there was a short sale on the account and could anyone sell the property advised no shorta sale on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
559546092 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
685472580 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                  further communication  Borrower called in for general account information and payment history.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments on 11/XX/2018 indicated a written credit dispute was received. Evidence of payment info and date of last payment history was incorrect. It appears the servicer researched the account and no findings were noted. There was no additional contact in regards to the dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
604188228 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower verified property is owner occupied. Servicer asked for payment, borrower stated will take a payment of  $1474.65 to the bank branch today. Borrower advised Servicer that was separated from spouse and the spouse had relocated to another state. Borrower inquired about removing spouse's name from the account and was advise to contact Customer Service for assistance with the request to remove a names from the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
758446500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property located in Natural Disaster Area- Hurricane Irma 09/XX/2017. No damages commented on.
915326898 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
985195764 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Approved Power of Attorney from borrower's attorney.  Permanent Modification approved 03/XX/2017.  Attorney office who contacts have been made with.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
161895216 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Commentary states borrower called in to inquire about account status.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
398680464 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
608969097 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
754887924 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
485181477 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called in to express dissatisfaction regarding payment/billing. Agent escalated call to appropriate department.
                                         Agent also advised that her payment increased due to escrow being negative
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
739570416 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2009.  Comment dated
                                         02/XX/2015 the Chapter 13 Bankruptcy was Filed on 07/XX/2009, the POC was Filed on 08/XX/2009 the case was Discharged on
                                         02/XX/2015 and Closed on 02/XX/2015.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
963434472 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called in and requested to have the payment date changed to compensate for fixed income payment date. The agent advised that the payment date cannot be changed and provided grace period policy. The borrower stated will make payment in amount of $617.68 on 06/XX/2017. The borrower is on fixed income and is paid after the first of the month.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
560177592 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On
                                         08/XX/2018 the borrower spoke with an agent and reviewed the account. The agent reviewed the next escrow analysis due date, the payment and escrow breakdown, the insurance payment history and confirmed the insurance information and made updates.
                                         The agent discussed the fees assessed on the account and thee fee waiver.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
348220656 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
495911556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
256424355 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.
                                         Borrower did not believe that this was XXX so she did not continue with the call. She states that XXX does not call her before the 16th for payment. She was given the number to call back to discuss her account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
299720064 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called in to discuss their property claim.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.  A motion for relief was filed 06/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
296990298 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The borrower called in about February payment. Transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
584676612 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
539978400 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower inquired about payment change
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Revised File Review-12/XX/2018 Updated most recent comment date.
138264672 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
894362112 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On
                                         10/XX/2018 the representative provided the borrower with the basic insurance information and advised the borrower to obtain insurance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
383196660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The customer called in to order a duplicate statement and to confirm the $5,000 performance incentive was applied to principal.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
267073290 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Last contact with borrower is them making regular payments through
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
715256920 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
677438916 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Notes indicate that borrower called about having a question about their escrow account-Agent transferred borrower to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
268412592 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
591450849 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower called to request verbal tax figures.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
435085896 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  No contact with borrower from 10/XX/15 to 01/XX/17.  On 01/XX/17 borrower stated will make payment at branch on 01/XX/17.  On
                                         02/XX/17 borrower stated will make payment on 02/XX/17 and had question about tax form and was transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
855417696 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called for general information on the loan. Call received from borrower stating their commitment to issue payment on 09/XX/2018 at a branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
828558444 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called  to inform of the commitment to pay $1060.79 on 7/XX/18.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
402938760 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
220821636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in to schedule a payment.
                                         11/XX/2018 tax paid
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
520711632 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  No contact with borrower from 10/XX/15 to 03/XX/17.  On 03/XX/2017 authorized 3rd party called and requested payoff. No other contact.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
531187440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
478592136 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
860815536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
674380140 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The representative analyzed the account, ordered the monthly statement, changed the reserve requirement, completed the escrow analysis, and changed escrow figures reanalyzed gave phrase.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
966143388 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in 08/03 wanting to know if a payment could be made at the branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
724530072 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The representative analyzed the account, ordered the monthly statement, changed the reserve requirement, and completed the escrow analysis.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
821471283 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
352085916 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The agent provided a payment and escrow breakdown, and the agent transferred the call to the special loans que.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
775039860 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Comment dated 06/XX/2017 borrower declined the trial plan stating they will make payments on their own. Borrower inquired of their principal and escrow balance, interest rate on 11/XX/2015.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
318106366 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
525557439 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called to discuss the account; the servicer provided the current account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
117572952 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called to make a payment by phone and the representative provided the borrower with the confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damages.
842991368 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                  property; identified   Borrower requested to speak to customer service to provide information for his new insurance provider.  Borrower is deceased
                  and documented         and Executor/XX/05/2013.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
313518645 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
373865212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
185552882 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
710945508 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
889484064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
323600508 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
263034744 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower was advised a loan modification package was mailed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
172550952 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017
426099492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
104158320 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
514148580 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
338224656 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The bborrower called setup promise to pay by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
926339316 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
586481346 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
225559740 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  On
                                         11/XX/2017 the borrower called in and inquired as to what happened to borrowers payment they had made. The borrower had a concern about the payment and a research case was opened up and it was found that the payment was still in processing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
509718036 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called in to say they are no longer interested in a modification review.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
391513332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
154118328 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
927438876 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/25/XX/29/2012,
                  property; identified   unable to find the bankruptcy filing date.
                  and documented         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
176584676 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to update the bank account information for the monthly draft. Per commentary borrower requested  a HAMP recast 05/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
532966728 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
411455352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Borrower contact in regards to Hamp process
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
112155120 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
476749224 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to determine when the auto drafts would start on the account stating the online system would not allow the payment to be made.  The servicer advised the modification just finished closing and the payment is not due until
                                         09/XX/2018.  The borrower will receive a letter regarding when the payment will be drafted.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported. **12/XX/2018 No new updates and no changed on loan status.
857446884 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Spoke to borrower and advised the perm documents needs to be signed and return the requested docs by 10/XX/2018 modification payment of $785.08 due 11/XX/2018 Borrower will mail today.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
819167232 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Borrower requested pay history from 05/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was impacted by hurricane Irma from 09/XX/2017 to 10/XX/2017 with major disaster declaration declared on 09/XX/2017 under disaster code DR-4337.
161605332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The borrower was advised reinstatement funds being applied and foreclosure codes being removed and will be due 07/XX/16 once funds applied and will be able to make payments online and through automated system.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
776739180 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  On
                                         10/XX/2017, the customer inquired about a letter they received advising of assistance options.  The loan was verified as current since the payment had just posted that day and since the borrower has a cease and desist the servicer was unable to call them.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
822570840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The servicer called and spoke with the borrower and advised of total amount due and asked for payment. The borrower advised will drop payment in amount of $544.29 at the branch today. The borrower verified that the property was tenant occupied. There has been no further contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
726139428 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called in regarding the tracking number for the check sent to the insurance company.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
359466156 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
251549340 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  On
                                         3/XX/2016, the customer called in to discuss recast letter with new interest rate.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Declared area (Hurricane Irma in September 2017). No property damages were reported.
704339559 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower made a payment over the phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Per comments dated 10/XX/2017, the borrower was affected by the hurricane and had roof damage.  A claim was filed and money was received.  Per comments dated 11/XX/2017 (Customer's Service Tab) the funds was released and the claim is not monitored.
595871556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
527708832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The last contact was made on 4/XX/2018, in which general information was provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
395631684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower stated payment was already made online. Property is tenant occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
744102240 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
223130712 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower stated is able to make the contractual payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
573142680 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
428357160 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on
                                         12/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
151899216 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
627498900 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to see why payments had increased, was advised likely due to escrow increase. The borrower was transferred over to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
394984200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Loan modified in 2010. Last borrower contact was a collection call. Borrower discussed account with Lender and Notice of intent, loan is due for 10/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
772860732 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
784533062 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
679937916 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
962984652 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
676594654 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower states that he was impacted by hurricane and wanted to know what programs available. Advised borrower no deferment offered. The borrower states that he will call back if they decide to enroll..
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
295790418 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
784768608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to discuss the increase in escrow payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 05/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
184226280 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was transferred to Spanish, then received principal balance, next due date, escrow balance, and current interest rate.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
708436512 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Outbound call was placed to borrower to collect total amount due on loan. Borrower advised that they will make payment in the amount of $1300.00 to be processed on 8-17-17
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
979360824 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  A
                                         Payment of $718.66 was processed over the phone and the borrower asked to set up automatic payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
307167084 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called in and updated contact information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
571151448 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Agent discussed optional insurance with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: No new updates or no new changes in loan status.
709366140 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
684872604 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         7/XX/18 Borrower called in to discuss refinancing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
736355340 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
562347508 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
800267988 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The borrower called for general account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
858798206 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         09/XX/2016 Borrower called to make payment- home owner occupied- advised did not receive paperwork for assistance- RFD- just out of hospital stated received letter in foreclosure-  rep advised when in foreclosure cannot make one payment- she was approved for trial.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
806307348 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property is in FEMA disaster area, but no property damage stated.
671701212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
733570656 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower was advised the mortgage insurance requirements would be reviewed and a letter would be sent in 7-10 business days.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
790543656 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower wanted to confirm the form for the direct pay has been received, advised will receive letter of when payments will start to be taken out. Borrower calling in to confirm modification has been completed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
505487724 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Caller informed of their commitment to pay $2761.22 on 05/XX/2017 at a branch. Borrower requested to waive late fees due to making payment today. Borrower stated reason late payment due to being sick.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
318012744 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  RFD not specified but described as long term.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
391103496 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower cancelled the disaster forbearance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 9/XX/17 Commentary indicates property in area affected by Hurricane Irma, no indication of damage or
                                         insurance claim filing.   Commentary indicates borrower accepted 3 month forbearance plan, but called back 11/XX/17 to advise forbearance only needed for one month and plan was cancelled after one month per borrower request.
371101500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The borrower called in to confirm the existence of prepayment penalties connected to the principal reduction incentive. The servicer confirmed there are no penalties and the call ended.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
867586448 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Borrower called 10/XX/16 to express dissatisfaction with XXX customer experience (no explanation of issue?).  Borrower said if lender was going to record cal, so was he and that he would have his attorney contact XXX.  Lender told borrower he was ending call because borrower was recording.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
107077152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower claimed loan statement was incorrect. Servicer mailed loan history to borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
925549632 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in on 9/XX/18 to obtain the loan details.  On 9/XX/18, the borrower called in to advise the loan would be caught up by 9/XX/18.  Reason for default was curtailment of income.  Borrower completed a HAMP modification prior to the review period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
263477294 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower contacted the servicer on 05/XX/2018 to request a payoff quote.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
314478549 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
826019460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On
                                         08/XX/2018 the borrower had submitted a request through email to inquire on current insurance on the borrowers home. The agent spoke with the borrower and advised borrower that they had emailed a copy of the current insurance policy to the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
906637200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
928768344 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower contacted the servicer and requested a verification of mortgage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
837266508 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
472810800 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
555198938 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
819771960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         09/XX/2018: servicer advised borrower of total amount due, attempted to provide HUD #, advised credit reporting and late charges will continue, asked for payment.  Borrower made promise to pay in the amount of $1863.14 on 09/XX/2018.  Servicer also advised borrower of short term and long term treatment options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
133256676 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower called to make a $25.00 fee payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
545941536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower called to request a PMI deletion review.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
384436164 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
532287000 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
954088212 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
239474172 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower verified their information and confirmed their April payment had been received and processed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 06/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
141591676 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower called in to give promise to pay and request documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
921381300 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower stated not receiving monthly statements. Servicer informed borrower that statements are mailed out monthly in a plain envelope. Borrower was provided payment mailing address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.  A motion for relief was filed 06/XX/2016.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a natural disaster area.
233790648 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The further communication  borrower called in about a modification and the agent advised them on the financial information needed
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Written and the reason is Billing
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicated there was a dispute in regards to delinquency date, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
739270428 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose
                  property; identified   of property; identified and documented.  The date of death is unknown.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
116863236 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
234326232 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower stated will pay $1,353.94 on 10/XX/2018. Also noted the escrow increase has caused the delay in making the payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
698640432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower was advised the overage check was sent and ordered a monthly statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
455681772 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
745671612 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
943742352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a natural disaster area.
884693026 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower requested general account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
167013168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Inbound call from borrower to pay $646.96 dated 6/XX/18, discussed short term options
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
157636922 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
208016760 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
152454753 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
568756226 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The servicer replied to an internet inquiry about the borrower's payments.  The servicer advised that there was no payment scheduled for 7/XX/18 using Mortgage Pay on the Web service.  The servicer advised that a payment will get a confirmation number if a payment is accepted.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         9/XX/2017.  No damage was reported.
461735232 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The borrower called in regarding statement and the call was transferred to online banking.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma in 09/2017. There is no evidence noted to suggest that the property was impacted.
953769208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Commentary states borrower called in to discuss the escrow account. Borrower was also advise to obtain insurance for property.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
500079964 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
239734068 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
414624084 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower did not return requested documents to the lender in the time allotted
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
775259772 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Commentary states borrower called in and was advised of total amount due. Borrower scheduled a promise to pay by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a natural disaster area due to hurricane Irma.
794731980 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Comments from 11/XX/2017 indicate borrower was approved for modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
754448100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
457736832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                                         01/XX/2016: called borrower to follow up on permanent modification; borrower stated the permanent modification option was not for him; stated he will be bringing account current ;
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
980861904 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
199840024 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary states the previous and present account status and payment history are being disputed for the account. Payment history was updated and account was updated with disputed information only. Borrowers bankruptcy was no reaffirmed.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 01/XX/2017.  The proof of claim was filed 02/XX/2011.  Prior Chapter 13 case number XX-XXXXX.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
622475100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
327277269 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
716033472 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
724510080 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in to advise about intention of transferring property ownership to a trust. The call was routed to the title updates for review.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
244812036 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called regarding the Hurricane Irma assistance offer received; the borrower declined the assistance.
                  [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Written and the reason is Credit
                  Servicer responded     Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication within 60 days and no  from mortgagor.  The servicer received a dispute from the credit bureau; the borrower was disputing the date of last further communication  payment, date opened, date of first delinquent.  The servicer responded with updated information.
                  from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
                                         Revised File Review-12/XX/2018 Updated most recent comment date.
915228468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
526509312 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The borrower called in and advised that the new insurance carrier is AllState. The agent discussed escrow shortage and advised borrower to seek refund from insurance carrier.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
370311816 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
326174752 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                  further communication  Borrower called and stated will be making payment on the same day of 12/XX/2017.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2016.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower sent in letter requesting validation of account information.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
775249776 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                  property; identified   Account inquiry.  Property is owner occupied, verified account.  Advised total amount due.  Provide HUD number.  Advised
                  and documented         credit reporting will continue. Collection activity will continue to foreclosure.  Confirmed reason for default is short term.  Promise to pay $1019.16 on 11/XX/2016. Borrower advised her pay dates and due dates on mortgage conflicts. Borrower called on 10/XX/2018 - requested payment and advised borrower of payment options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
635005896 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Comments show borrower called regarding loss draft inspection.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2009.  Comments show the borrower was in a bankruptcy but has since been discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The account has been performing for over 24 months and the servicer has not been attempting to contact the borrower.
203148708 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
135925608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
426484686 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower was transferred to the Claims department regarding a property claim.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
416693256 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Borrower made a payment and inquired about insurance
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
788504472 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  On
                                         3/XX/17, borrower made a payment and discussed the terms of the modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
658866348 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called regarding the interest rate as it appears on the modification advised of difference amount current rate and change maturity date
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
507876768 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
317358261 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
585761418 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
989594004 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in regarding escrow statement and the agent provided the monthly payment and discussed the increase in escrow payment and the escrow shortage and also provided basic insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to Hurricane Irma noted on 09/XX/2017.
520465886 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
279488160 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No new updates, and no change with status on loan.
607147044 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
602948724 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
701389332 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                  further communication  Borrower requested pay history from 1/XX/2017. Borrower gave authorization for a 3rd party to discuss loan. Borrower
                  from mortgagor         disputes present and prior status of account. Loan was reviewed on 10/XX/2017 , no findings found.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Written and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit bureau dispute was received on 10/XX/2017 regarding the account status.  The research was performed and the reported information was deemed accurate.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
283181679 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
618698124 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  The borrower called to request that the escrow check in the amount of $1422.25 be reissued.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
963834312 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower was provided the principal balance information along with the next due information, current interest, and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
267826424 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in and made a payment in amount of $1070.44 and was provided with the payment confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
722740788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Spoke to borrower payment being made through home banking. Borrower also made promise to pay.  In another call borrower set up payment.  Borrower is deceased and Not clear or no information on executor/XX/04/2012.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is current.
187934796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
507566892 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
187192554 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower made a payment and was provided the confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
519692040 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower made a payment of $4786.15 on 09/XX/18.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property in FEMA disaster area 09/XX/2017, no evidence of damage.
277389000 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area (Hurricane Irma) as noted on 10/XX/2017. No property damages were reported.
127467252 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The customer called in to confirm contact information on account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The account has been performing for over 24 months and the servicer has not been attempting to contact the borrower.
151549356 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The borrower called to cancel the PayPlan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
867312936 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
840945897 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         01/XX/2018- Borrower called  for status- rep advised loan documents received and accepted allow time for closing to be completed. 01/XX/2018- called in reference to status of modification and how credit reporting being affected. 12/XX/2017-
                                         Borrower final trial payment made- rep advised if no permanent modification approved by January continue with the trial payment. 11/XX/2017- Called notified of promise date for payment on 11/XX/2017. 10/XX/2017- borrower called n had questions about letter received rep explained trial mod payments how they report to the bureau and how appllied once permanent modification completed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
319186150 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
258496560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
479418156 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                  property; identified   Executor/XX/12/XX/03/XX/01/XX/12/2015.
                  and documented
465533442 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower was provided next due information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
555924402 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The borrower will make the payment today.  Information for the 2nd lien modification was sent.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
852079032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
511067766 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
799959976 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The last borrower contact was in regards to collection of the monthly payment; the borrower secured a payment,
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
916883100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On
                                         09/XX/2018 the borrower called in and verified the status of the loan.The agent reviewed the next due date on the loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
538714428 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Retouch completed, updated most recent comment date only
317193072 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
409646076 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
485680572 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Servicer explained fees due and ordered history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
490283808 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called in to complain about payment/XX/13/2017.  No damage was reported.
413424564 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On
                                         11/XX/2018 the borrower called with questions regarding principal balance, interest rate and escrow balance. On 10/XX/2018 and 10/XX/2018 the borrower called the servicer regarding an inspection appointment to confirm the additional funds received from the insurance company were for artificial turf and not for the structure of the property.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
992083008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
992132988 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
691951582 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Payment processed. Offered short and long term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
396501336 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
380384784 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
138392316 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The borrower called with questions regarding payment and escrow breakdown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
630543866 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The representative answered the authorized third party questions regarding the modification agreement.  The representative advised of the current principal balance, interest rate and the last principal reduction.  The representative also provided payment assistance to the customer.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
667303263 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower advised that made a payment on 9/XX/18 rep advised has not posted yet.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
607568462 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Received call from borrower regarding past due payments. Borrower advised payment will be received by 11/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
105607740 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
225997398 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  the borrower called in the comments indicate basic general information was discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
693002688 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         3/XX/2018-Notes indicate that borrower called to advise of Insurance set to pay and insurance information updated. Agent advised borrower of insurance payment history and information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
106368722 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  On
                  property; identified   08/XX/2017 the borrower spoke with an agent and inquired on loan information. The agent provided the borrower the principal
                  and documented         balance, last payment and next payment information, current interest rate, escrow balance. The borrower also set up a payment on the account the same day.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
515053896 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Lender removed loan from modification review because no documents relevant to review have not been received from borrower
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
111917612 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The servicer spoke with the borrower who informed them of a commitment to pay on 01/XX/2018 and 02/XX/2018.  Per commentary spouse was out of work for 4 months due to foot surgery.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
326649288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: HAMP recast modification completed.
631947123 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in to speak with payment research regarding a payment they made through the XXX application.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damage.
                                         Manual retouch review.  No noted borrower contact during 10/XX/2018 through 11/XX/2018 period.
                                         Per note from 11/XX/2018, tax paid by CoreLogic.
165733680 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
138814452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
574610064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in to request amortization schedule.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
773600436 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
455597688 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower had questions regarding escrows.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
454264569 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The representative updated the customer's mailing address and provided general information.  The borrower did not receive the current and previous month's statement.  The representative submitted a research request.**
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FNMA Hurricane Irma 09/XX/2017.  ***no change in loan status. ***
840583632 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  On
                                         03/XX/2018 the borrower spoke with an agent and advised home is owner occupied. The agent reviewed the account status with the borrower. The borrower didn't know the account was showing as discharged bankruptcy. The agent reviewed short and long term options available for the account with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
755967492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
518168178 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
943642392 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Inbound call from borrower who was verified, provided hud number & applicable WA number
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
304358208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
389204256 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower was advised that the documents needed to complete the modification has been received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
349785018 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower made a payment in the amount of $2392.30
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
589012174 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Confirmed contact information from borrower. Went over short ans long term options. Note from 12/XX/17 states borrower needs to return documents for modification.  Do not see follow up note that documents were sent in, no active modification for borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
572051088 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
704418120 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to advise a payment had been made in the banking center.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
273702627 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
255797640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower made inbound call and advised missed payment was an oversight.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.  Discharged bankruptcy
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
183326640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
632574696 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
481780728 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower requested to set up automatic drafts for future payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
593392548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Commentary states borrower called in to request loan documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
358634133 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
851565936 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in regarding mortgage insurance requirements and the servicer stated would have the account reviewed and a letter would be sent.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The notes state that the customer was contacted and stated that the property was damaged by hurricane Irma on 09/XX/2017.  Per pay history, the mortgage insurance is being paid on time during the review period.
539172144 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
804119580 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
584256204 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: 10/XX/2016 - Property is located in a FEMA Declared Disaster area. FL DR-4283 Severe Storms  and
                                         Flooding -- Hurricane Matthew. There was no property damage reported.
632606856 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Provided borrower with general escrow information on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.  Prior bankruptcy as discharged on 11/XX/2008.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
618052680 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower verified their information and committed to pay $874.83 on 08/XX/24.  They stated they had been unemployed for a short period of time.  They were advised of short term and long term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
905588846 1       [1]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The
                  insurance claim and    borrower called in to report a claim and request and endorsement exception due to roof and interior damage from the funds held by servicer hurricane.  Borrower stated had water in the walls.
                  with indication of     EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  related contractor bid REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                  repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Roof damage was noted as caused by Hurricane Irma; bank endorsed claim check in the amount of $12,532.79 on 1-5-18. The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $12,532.79.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
                                         Additional claim funds were received on 10/XX/2018, after the review period, for a total claim amount of $34941.61.
688892194 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
720327960 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
354548124 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Spoke with borrower advise total amount due. Asked for payment. Advised of short term and long term options that may be available.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
204618120 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The
                  property; identified   borrower called to update contact information.  Borrower is deceased and Executor/XX/15/2015.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
791781612 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower was provided with general information in regards to escrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA: Hurricane Irma 09/XX/2017.
484780608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
304798032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called with a promise to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
714876996 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The representative confirmed the May payment was received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.  Per Notes 05/XX/2012 Chapter 7  BK- Discharged:
                                         01/XX/2012
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
937086282 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower said that they switched to State Frame and gave time frame on update 7 business days after document was received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
279328224 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  On
                                         02/XX/2017 the borrower called in and inquired on a payoff for the account and discussed posting of additional principal.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
567173040 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                  property; identified   Servicer asked if they were impacted by hurricane and they said no assistance was needed.  Borrower is deceased and
                  and documented         Executor/XX/17/2009.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
198490572 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower states that they sent the notarized modification documents back on 09/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
857226972 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
951359304 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
213217348 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called in to authorize the child to speak on the borrower's behalf.  Very few contacts within the review period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
306877200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
721157877 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called on 09/XX/2017 requesting assistance due to hurricane Irma. Associate informed of the special forbearance for the next 3 months and next payment would be due on 01/XX/2018. Borrower inquired as to why servicer is not offering deferment of the payments stating they need to pay deductible and get home repaired. Call was transferred to the special forbearance department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
787372494 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The borrower was advised of the payment and escrow breakdown and also discussed the increase of the escrow payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
351369396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
186192552 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
960675576 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
607899204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
525489720 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Borrower called in to speak with refinance department. Borrower was given the number to the refinance department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
558677652 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Inquiry due to a statement and correspondence received. Advised that it states we are aware of the bankruptcy that was filed
                  [1] Damaged Interior - and that it is not an attempt to collect just to inform of the monthly payment. Transferred to refinance at customers
                  Active insurance claim request.
                  and funds held by      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  servicer with          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  indication of related  FORECLOSURE: No evidence of current foreclosure activity.
                  contractor bid         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 13.
                  sufficient to cover    The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was
                  repairs                dismissed on 02/XX/2014.  A motion for relief was filed 10/XX/2013.  Dismissed bankruptcy
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Kitchen being repaired  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported. /XX/ Review for 10/XX/2018 to 12/XX/2018 reflects claim for $18,500 denied by insurance carrier.
386515332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called requesting an amortization ad was advised it would be mailed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: No new updates, and no change with status on loan.
654198216 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
910985460 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
743022672 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Most recent conversation with borrower was borrower requesting modification documents that were completed prior  in 2012 to be mailed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
990063816 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
714634032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called in to get payoff amount.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
407506932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called in to make payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
211925196 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property in FEMA disaster area 09/XX/2017, no evidence of damages.
260505756 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
804249118 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  No contact with borrower from 10/XX/15 to 09/XX/16.  On 09/XX/16 borrower borrower stated will make payment on 09/XX/16 and went over modification interest rate. On 01/XX/17 borrower made a payment by phone. On 01/XX/17 , 01/XX/17,  01/XX/17, and
                                         01/XX/17 borrower's call was dropped and borrower was not able to talk. On 02/XX/17 borrower called to re apply for modification.  Borrower advised already on permanent modification. On 07/XX/17 borrower advised not satisfied with modification and gave borrower general workout options. On 09/XX/17 borrower stated not concerned with payment increase.
                                         Borrower was advised to look into refinance or HARP. On 07/XX/18 borrower called to ask about principle reduction or assistance because payment keeps going up. Borrower stated spouse not working.  No other contact with borrower from then until current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
798470484 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On
                                         11/XX/2018 the borrower spoke to an agent and stated that the payment was made in the amount of $645.20 through pay by phone. The agent provided the borrower with the phone number as well as NV HUD number and information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
977508840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
140223888 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
449820000 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on
                                         11/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
137984784 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Commentary states borrower called in and updated banking information. Borrower was also advised of account status and the next payment due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
121801260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower requested to have fees waived, explained it was for inspections from 3/XX/2013-07/XX/2016. Gave borrower names of the departments to contact.  Advised borrower waived $80.00 inspection fees.  Borrower sent in internet inquiry on insurance payment. Sent back response of when the payment was mail out to insurance company.  Borrower had claim for the property, received $12081.34 needs to be endorsed, borrower stated spouse did the work.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower stated there were repairs by spouse made to property, do not have any note on damages.
                                         Borrower is current with  payments.
315973560 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower was contacted and stated the payment will be mailed soon and is not going to talk about it on the phone anymore.
                                         The borrower disconnected the call.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
807696792 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                  closed                 Comments show borrower called asking about payment and status of loan. Servicer discussed promise to pay with borrower.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Loss Mit
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower initiated a verbal loss mitigation dispute against the Servicer on 04/XX/2018; the dispute was resolved the same day.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2012.  Comments show the loan was in bankruptcy but it has since been removed and brought current.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
823867044 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The
                  closed                 borrower called in on 10/XX/17 to inquire about the payment increase of $44.57, which was due to a prior modification.(which was completed prior to the 36 month scope)
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Loss Mit
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 07/XX/2018, the borrower was disputing the forgiven amount of the modification. Per the mod agreement(from 2010), it states to pay in full the deferred principal, but that is not a forgiven amount. The borrower agreed to pay that amount per the agreement when it was signed.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
364257134 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called  to go over payment and escrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
751429308 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower contacted the servicer regarding a letter they had received in reference to their payment being due.  The servicer advised that the letter was sent prior to their payment being received and that their loan has returned to normal servicing with the next payment due on 9/XX/018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
218852424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
321487140 2       [2]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                  insurance claim but    Borrower inquired about plumbing invoice
                  unclear who holds      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  funds or covered by    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  bid                    FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Property damage was noted prior to review period in the amount of $25225.96 and was not resolved at the time of the Hurricane on
                                         09/XX/2017.  A 75% inspection was noted on 03/XX/2018.  A paid in full invoice was received on 09/XX/2018 and the claim is pending an inspection.  The damage repair amount is estimated at $26,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
971291328 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
847910384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
937584816 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Borrower called 4/XX/2017 to inform of commitment to pay $1193.22 effective 4/XX/2017 at the branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
660015888 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
116393424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Per last borrower contact, borrower called in to make a payment in the amount of $691.17
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
519262212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower called and stated received the denial letter and has no questions.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Updated File Review-1/XX/2019-Updated Recent Comment, and any other pertinent file information the notes reflect from the servicer.
517113072 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
816086750 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
756048760 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called regarding endorsement of claim check. Servicer advised check has been endorsed and released and claim is resolved.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damages.
595741608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Servicer spoke to borrower on 8/XX/2017.  Borrower expressed frustration with modification servicing as they submitted documents three times but keep getting new forms.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Manual retouch review.  Borrower not contacted from 10/XX/2018 through 11/XX/2018.  Latest note from
                                         12/XX/2018 reflect an escrow analysis was generated.
772935382 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
146801256 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower contacted the servicer on 01/XX/2017 to inquire about the escrow account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
754804512 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/30/2017.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
928988256 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
542601458 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
436205448 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
418536276 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Spoke with customer advise of total amount due. Asked for payment. Processed a phone payment in the amount $565.90 effective date 09/XX/2018. Confirmed the caller is an authorized signer.  Advised payment  was schedule for 09/XX/2018 has contacted us multiple time to confirm banking information. Borrower requested to have late fee waived.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
307879209 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Servicer unable to provide amortization schedule
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.  file closed
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
821031456 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2010.  The bankruptcy was converted on 04/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
666213408 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower was advised they needed to have a reaffirmation in order to report to credit bureaus.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Comment dated 03/XX/2018 query statement for services rendered states loan is to be predatory.
543662448 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
226469376 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
862763715 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
184196292 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         03/XX/2018: servicer spoke with borrower and advised of total amount due; credit reporting,late charges and collection activity continues until loan is current.  Servicer offered short and long term options.  Borrower stated she believes spouse made February's payment at branch and he will go and verify.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
277289040 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on
                                         05/XX/2011.  The bankruptcy was discharged on 05/XX/2011 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
226344722 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
750939504 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower wants the mortgage insurance to be reviewed to be removed. Due to forbearance of $20,272.65, Loan to value is not under 80%,  mortgage insurance still on loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Manual Retouch Review - No further communication with borrower from 10/XX/2018 through 11/XX/2018.
                                         Next payment due date still showing as 12/XX/2018.
648990300 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
195331836 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in and discussed information on the monthly statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma declared 09/XX/2017.
                                         There is no evidence noted to suggest that the proeprty was impacted.
218362620 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Commentary indicates borrower calling in to discuss payment, no loss mitigation discussed/needed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
933936276 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
561193874 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  On
                                         04/XX/2016 the borrower called in and had questions regarding the account and modification. The borrower was sent over to the specialty queue.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
936675180 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The loan status is current and performing. On 04/XX/2016 and  01/XX/2017 the borrower made payments on the account. On
                                         04/XX/2017 the borrower called the servicer regarding loss mitigation assistance, the borrower submitted a verbal application the servicer mailed a assistance package and advised what documents are required to proceed, the borrower will complete and return the required documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
575089872 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in regarding escrow and was provided with general escrow information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2017 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to Hurricane Irma with an impact date of
                                         09/XX/2017. There is no evidence noted to suggest that the proeprty was impacted.
770041860 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
354408180 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/18/2016.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
411325404 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
852638808 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/23/2014.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
454648068 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 05/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
497540904 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called regarding the flood escrow letter received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
335696427 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                  [2] Property is        Borrower made a payment and was provided the next due date on the loan.
                  located in a FEMA      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  disaster area.         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017
688844352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Most recent conversation was with authorized 3rd Party named LR Financial Consulting.  Discussion was to go over next payment due and general loan information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
444265569 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
163197354 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
546331380 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Account inquiry.  Total amount due, attempted to provide HUD number.  Ask for payment.  Caller informed commitment to pay
                                         $1414.25 on 08/XX/2018 at Branch.
                                         Borrower did not receive a statement this month.  Transferred to see why statement did not go out.  Advised did not request the cease and desist.  Advised borrower to submitted request to have cease and desist removed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
712115040 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called to discuss the account; servicer analyzed account, ordered monthly statement and projected escrow shortage;
                                         borrower made a payment while on the phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
944512044 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
392183064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
387704856 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
639394140 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called in regarding a late charge and the servicer waived the fee.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
983991591 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called in to make a payment by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
774205128 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Borrower was verified.  Servicer advised all collection efforts will continue up to foreclosure.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No change in status of loan, and no new updates to loan.
341103504 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The representative spoke with the borrower and confirmed that payment was received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
517432944 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
818552448 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in advised August payment was drafted twice and needs the 2nd payment reversed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
238544544 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
603875844 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2009 and there is no evidence of reaffirmation.  Per Notes 10/XX/2009-  Chapter 7- Discharged
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
139854036 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
488624472 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called in to update contact information and make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
641323368 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
364664076 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower contacted about the payment, the customer provided a payment in the amount of $2076.03
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
152799434 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
339034332 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
958654125 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Inbound call from borrower for escrow analysis, servicer transferred to customer servicer for further assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The account has been performing and the servicer has not been attempting to contact the borrower.
296011548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
842542848 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
511079556 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
172041156 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower stated that he would call back regarding the modification packet.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 06/XX/2018.
692592852 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called in to request assistance due to Hurricane Irma. Comments indicate the borrower was not impacted, but was requesting assistance. The borrower indicated they were able to make a payment, and the agent updated the phone numbers. the borrower expressed their dissatisfaction with having to verify the phone numbers on the file, and the agent advised that the numbers are reviewed to ensure validity.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
165133923 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On
                                         12/XX/2018 the borrower spoke with an agent and discussed a payment and escrow break down. The agent reviewed the increase in the escrow and the reserve requirement for the account. The agent then processed a payment for the borrower and gave the borrower the confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2009 and there is no evidence of reaffirmation.  A motion for relief was filed 03/XX/2009.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017
367256534 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower advised that the payment is too high and asked for assistance options. The borrower's spouse had been ill, and is still not working.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
362894784 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
175859628 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower worked w/XX/04/2018: servicer spoke with borrower; property is tenant-occupied; borrower's sister lives in property.  Serivcer provided HUD #, total amount due, asked for payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
120531768 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                  property; identified   borrower made a payment  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                  and documented         The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
141211752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  On
                                         3/XX/2017, the borrower stated they just made a payment on 3/XX/2017 through their home banking but was informed it had not bee received yet.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
841141738 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
276188952 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called to see if they would still receive the modification incentive with the payment. The reason why they wanted to know was because the July payment was backdated to 06/XX/2017. No answer was provided to the borrower in the collection comments provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017
183096732 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower made a payment and advised the reason for default was a pay period conflict. On 06/XX/2017, the borrower called in because they received a letter indicating the first trial payment was not received. The borrower advised they made the first trial payment and the servicer confirmed it was received on time on 06/XX/2017. The servicer advised the next trial payment was due on 07/XX/2017 and told the borrower to disregard the letter.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
683326560 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  On
                  property; identified   3/XX/2017, the customer requested to talk to someone about a modification.  Borrower is deceased and Executor/XX/18/2014.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
116203500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
569062284 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
369852462 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
192592932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
117652920 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                                         11/XX/15 Outbound call to follow up with borrower regarding trial payment.  Borrower states payment has been mailed.
                                         12/XX/15 Outbound call to follow up with borrower regarding trial payment.  Borrower states payment has been mailed.
                                         01/XX/16 Outbound call to follow up with borrower regarding trial payment.  Borrower will call in that payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
493152660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower calling in to make payments. 12/XX/2017 borrower wants certain years reviewed.  Reviewed the years , confirmed accurate.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
476522343 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower was advised there is no mortgage insurance on the loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
465903564 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Spoke with borrower called in to get total of amount due Asked for payment. Caller expressed dissatisfaction regarding documentation-Resolution Customer concerned said didn't receive January statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
122770872 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Called the borrower advised defaulted on repayment plan advised the amount due to bring account current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
985565616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in order a amortization schedule.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
117612936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower wanted to know what was drafted from their account at the end of July.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
923810328 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
866066752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
172855422 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The
                  [1] Written Dispute -  borrower called to confirm the insurance fax number.
                  Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Payment within 60 days and no  Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication further communication  from mortgagor.  The borrower disputed the trial payment missing and the trial was reinstated.
                  from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
897220968 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
685625640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
144561082 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: No change in loan status and no new updates.
566913144 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
318082716 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called in and had questions regards recast statement with different amount. borrower was asking for modification number to know what happen to payments and receiving a amount of a balloon payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
460665660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower verified property is owner occupied and inquired about modification. Servicer advised borrower of total amount due, late charges, credit reporting and collection activity. Borrower was advised that modification package was sent on
                                         11/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
982626792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower called in regards reaffirmation that needs to be confirmed by Court if can file reaffirmation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
405967548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
830457684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
805889403 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called in regards to the added interest on the loan due to modification done previously. Rep. advised that it is part of modification and principal amount, not interest bearing. Rep. informed borrower he signed modification and had it notarized, but borrower did not agree so rep. transferred borrower to modification department. Borrower informed modification department the servicer already added deferred principal on loan when modification was completed in 2014. Rep.
                                         informed borrower when principal was added it made balance increase as was outlined in signed agreement. Borrower feels misled and wants copy of modification. Rep. mailed borrower copy of modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
641791616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
418652472 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.  Comments from 11/XX/12 indicates bankruptcy discharged without reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
434353112 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower called and advised that they received a letter that informed them that they were approved for a special forbearance plan due to the recent hurricane.  Borrower advised that they did not want the plan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017
178858428 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in and stated received the recast documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
425219844 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed their credit reporting.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
588576456 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The last contact with the borrower was in written form. The borrower sent correspondence to update their social security number and provided the documentation necessary to make the change. There was no verbal communication during the review period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: There appears to have been a MHA modification done on the loan prior to the review period in 2011.
699809964 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
192812844 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Discussed refi and provided toll free number
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
324840012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
894881904 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
452948748 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  On
                                         11/XX/2016 the borrower called in and set up a payment with an agent to post that day.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
350485980 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called about escrow increase.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
120001980 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
431513680 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Advised payment posted to account and can not be returned and would need to reach out to bank claims department to stop payment and resolutions if payment posts.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
348550524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.  Comments from 6/XX/2017 indicate no reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
964883892 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower promised to make the payment on 02/XX/18 or 02/XX/18 at the branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
755677608 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to obtain the total amount due and committed to making a payment at the branch on 06/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2010 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
532326762 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is evidence of reaffirmation.  Closed bankruptcy
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
193062744 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
657836760 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         Borrowers' call was transferred to post modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
824320140 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower spoke to the servicer and made a payment.  The servicer provided a confirmation number and NACHA disclosure.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
237842422 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called with payment questions.  Payment and escrow breakdown were provided and payment posting information was
                  [1] Written Dispute -  discussed.
                  Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Written and the reason is Credit within 60 days and no  Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication further communication  from mortgagor.  Disputing current balance, original loan amount, payment amounts (scheduled and actual) and amount past due
                  from mortgagor         or charge-off amount.  No findings, report matches system - response sent.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
127608936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: No change in loan status and no new updates.
237604920 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called in and processed a payment in the amount of $1462.20 effective 10/XX/18.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.  A motion for relief was filed 07/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
620821572 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                  property; identified   Customer called to confirm payment and additional escrow payment and also to update mailing address.  Borrower is deceased
                  and documented         and Executor/XX/26/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
318708126 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2013.  The proof of claim was filed 01/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
870161796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Customer called in to make a payment. Payment was late so a short term option of repayment plan and a long term option of a modification were offered as options..
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: HHF funds received 8/XX/2018. $5,889.55 received
423980340 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The agent discussed the escrow disbursements and deposits and the payment posting information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
772510872 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
330737652 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Inquiry for status of inspection. Clear title and 100%inspection . Check amount $16,650 dated 10/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 08/XX/2015.  Discharged bankruptcy
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
115303860 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower requested their loan history be mailed to them.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
811695192 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
375922404 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         Borrower called to make a payment on escrow.  Insurance had been charged twice so borrower canceled one and received a refund check to pay the bank back.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
304309126 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
728678412 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
213818616 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2008.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2009.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
407217048 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Commentary indicates last borrower contact discussed amortization options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
678618444 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  The borrower inquired about escrow breakdown and shortage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
478668456 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
884765952 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Confirmed insurance information updated
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
914893896 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The loan is current and performing. On 05/XX/2018 the servicer  placed a status call to the borrower, the borrower stated he would make the payment today, and informed the servicer that he received the HELOC package, the servicer advised the borrower to return the documents to start the review. On 06/XX/2018 the account was removed from case management, due to borrower unresponsive, no modification or relevant documents were submitted.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
106088778 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called and made a payment for $1,431.45.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
368762436 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: HAMP recast completed and effective 12/XX/2018.
812404908 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
159646116 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
859058154 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
762967376 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
807147012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
423490536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Commentary states borrower called in regarding previous loan modification and deferred balance information. Borrower was also advised of options available and transferred to the refinance department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
804428100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower ordered the loan history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
678208608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The servicer called the borrower and advised of the total amount due. The borrower agreed to make a one-time payment in the amount of $583.78.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to hurricane noted on 09/XX/2017. No damages were reported.
163694496 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Customer had called in to discuss escrow balance on 10/XX/2018. Servicer called back on 10/XX/2018 to inform them it is under review.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
761087752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         $5000.00 applied to Principal only
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
384116292 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The
                  [2] Property is        borrower was provided general information.
                  located in a FEMA      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  disaster area.         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
441271728 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
747360936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
973050624 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
451499328 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower made a scheduled payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
766883124 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower wanted to know why notary signature was not accepted. Borrower was advised due to the stamp has a middle name and notary needed to print name in full not just first and last name. Full name needed to be printed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
742412916 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Authorized third party called to conduct a payment towards fees on the account. Advised called there were no fees and that they were removed in July.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
364943964 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
775882404 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
555877560 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called in and the agent provided an explanation of the fees due on the loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damages.
334333120 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
952354755 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
488294604 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Comments indicate modification completed 9/XX/2011.
576599268 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
515493720 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
863554440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
441953148 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
225819636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
127237275 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Account inquiry.  Verified account.  Advised account is current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
778078644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called in requesting check endorsement stating needs funds to start repairs. The claim check is in amount of
                                         $9501.89. Comment dated 12/XX/2017 reflects that the claim check was endorsed at the branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2010.  A motion for relief was filed 08/XX/2012.  Agreed Order on MFR filed on 09/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
111298869 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
399570039 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma in 09/2017. There is no evidence noted to suggest that the property was impacted.
359885988 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
147051156 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The
                  closed                 borrower is requesting to have the pmi deleted. The agent advised that there would be a 7 to 10 business day time frame to receive the letter advising of deletion.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2016.  The dispute type is Verbal and the reason is Loss Mit
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Dispute of modification fees- The fees due were applied  toward fees due per modification agreement.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
939234156 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower called in regards to their payment informing of the partial payment that was sent and funds that were applied to principal should be combined to complete the July payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
849430080 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
189394212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in to discuss the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
794768208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
941473260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 09/XX/2011.  The case was discharged without reaffirmation per commentary dated 10/XX/2011. Commentary dated
                                         02/XX/2016 indicates the loan was reaffirmed.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
273515286 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower sent an email requesting to cease calls to their place of employment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
609426132 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Outbound call to borrower. Stated could not speak at moment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
925409688 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  On
                                         1/XX/2018 borrower called in. Asked for payment, then transferred to mpw.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
143342640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower discussed the next due date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
818252568 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
799100232 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower made a payment in the amount of $1313.78 effective 05/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.  Discharged bankruptcy
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
244102320 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The last contact was made on 2/XX/2016, in which the borrower had a payment inquiry.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Retouch completed, no updates
277454498 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
618712416 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         borrower making payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
637384944 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
937085016 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called to inform of commitment to pay $2124.31 on 08/XX/18
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
936055428 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                  property; identified   Borrower remitted payment and permanent modification documents.  Borrower is deceased and Executor/XX/29/XX/18/XX/previous
                  and documented         account status/payment history payment rating.   Terms updated.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  [1] Written Dispute -  FORECLOSURE: No evidence of current foreclosure activity.
                  Servicer responded     BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  within 60 days and no  LITIGATION: There is no evidence of litigation on the file.
                  further communication  TITLE ISSUES: There is no evidence of title issues.
                  from mortgagor         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
185045952 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         customer did not received month's statement
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
700149828 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.The borrower reported property damage on 12/XX/2017 due to Hurricane Irma.  The damage was not covered by insurance and the borrower had damage to the walls, fence and trees.an exterior inspection completed on 1/XX/18 and 7/XX/18 indicated no fence is on the property, property is in good condition- no damage visible.
722171112 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On
                                         06/XX/2018, the borrower called about escrow. The call was transferred and details were not provided. The borrower called on
                                         08/XX/2017 and advised they were dissatisfied with the modification process. The borrower was denied a modification because they reached the modification limit.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
650209812 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower is disputing the credit reporting of the present and previous account status, payment history/
                                         payment rating. The corrections were made and reported.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
332333520 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
588702236 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
648835116 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
695001888 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
673540476 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
304768044 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called regarding regular documentation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FNMA Colorado Flooding 09/XX/2013
521891160 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
449550108 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called to see if the payment was past due and was advised it was but is within grace period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
850519656 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
867402900 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Call received from borrower regarding loan status was disconnected.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
822081036 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower was provided with basic loan information. Loan documents were requested from borrower on 06/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
179248272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.  A motion for relief was filed 07/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
459766020 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
595651644 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                  closed                 Borrower calling regarding payment.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2015.  The dispute type is Verbal and the reason is Escrow dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Researching escrow dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Chapter 13 bankruptcy filed 10/XX/2011.
565583676 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Spoke with borrower asked for payment. Borrower has auto draft setup will begin again 09/XX/2018 waive fee.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
685265784 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
333336612 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
705888794 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.
                                         Commentary states borrower called in to make a payment on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
399100296 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in regards escrow disbursements/deposits, discussed loan documents
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
685615644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2007.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
995901484 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
862304940 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
397700856 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower called in  to discuss account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2012.  Borrowers prior Bankruptcy Chapter 7 case# XXXXXXXXXX filed on 12/XX/2009 and discharged on
                                         03/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
764257118 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called 7/XX/18 to ask how much her payment will be.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
150729684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
854707980 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Caller informed of their commitment to pay $895.78 on 05/XX/2016 by drop off at branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
644252196 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower called in to inform servicer of the dissatisfaction they are experiencing with the customer service. The borrower wanted to know if there was anything they could do about their principal. The borrower also advised they made payment online.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.  Case terminated on 10/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
392412972 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
911755152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Borrower called to refinance. Borrower transferred to refinance department
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
195451788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2008 and there is no evidence of reaffirmation.  Servicer advised borrower her loan was in the hands of closing department
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
327037293 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
390671850 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
571871160 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
879983968 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Spoke with borrower calling for a copy of decline letter for modification. Informed it was sent  out on 05/XX/2017 date on letter is 05/XX/2017. Transfer to customer service for copy of letter she asked why.  Explain modified principal and interest payment would be greater then or equal to your existing principal and interest payment. Your modified monthly housing expense would be either less than 10% or more than 55% of your monthly gross income of $3,488.59 which falls outside the program guidelines that we must follow. Caller asked how much is going toward interest and principal last payment on
                                         23rd of February was for $1,855.44 of that payment $225.41 went to principal and $925.46 to interest.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
518279268 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Inbound, spoke with borrower , verified, owner occupied. Commitment to pay 10/XX/18. No contact after that. skipped
                                         12/XX/17.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
643722408 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
125769672 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
425679660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Borrower is current with payments.
593870607 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower verified property is owner occupied. Agent advised the borrower of late charges, credit reporting, and collection activity will continue. Borrower stated reason for delinquency is short term and conducted a payment of $865.04 effective
                                         09/XX/2018. The borrower stated had gone to the bank over the weekend and was told everyone on line that the computers were down and to conduct a payment via online or could go to a different branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 11/XX/2015-Lender received notification from Bet Tzedek Legal Services to  appoint Yajairo Ocampo as conservator on loan account. Have authorization to speak to yajairo Ocampo.
                                         09/XX/2016-Notes indicate that loan was excluded from the 12/XX/2017 Service Release Deal and is remaining with XXXn for servicing.
975639588 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The homeowner discussed the insurance policy.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the subject property is located in a natural disaster
                                         area.   No damage was reported.
410135880 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
803448492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Borrower advised they are sending in the documents and they were advised of the borrowers portal.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
199030356 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: Retouch completed, most recent comment date updated
369042324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Contacted borrower advised of total amount due. Borrower informed of commitment to pay set for 12/XX/16 $1244.51. Borrower wtated will bring account current by the 12th of the month.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
374800020 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
161713827 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower discussed information on a recast payment.  The executed HAMP Recast modification was sent to the custodian on
                                         08/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
382423500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Called the borrower advised account has been updated funds have been applied correctly account current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
485595684 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
559478082 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The loan status is current and performing. On 01/XX/2017  the servicer called the borrower regarding regarding the status of her complaint, the servicer advised the complaint was logged successfully, the borrower expressed dissatisfaction of her payment made on 12/XX/2016 for January 2017 the payment was applied to the principal and not the January 2017 payment, which incurred a late for January, the borrower asked the servicer to remove/ or waive the late fee of $87.26.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
565533696 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
912618729 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called in and accepted a special forbearance for 3 months to fix roof of home. Property is owner occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.  Closed 10/XX/2014
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The borrower has mentioned damage to the property roof but did not file a claim because the insurance amount would increase.
901909092 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
563774463 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Borrower called to adjust payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Chapter 13 bankruptcy filed 09/XX/2009.
523330584 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called to confirm the next payment due and fees due.  No other contact during the review period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
691941584 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called in shared the status of the acct and explained that the payment  made was short by 98.74 and the funds were applied towards the principle of the account  set up a payment(s) for the account. borrower made payment difference and completed full payment for month that apply.Borrower advised that he feels that he is often being penalized for the mistakes of the bank. Customer had issue with payment that wasn't taken care of  however he did not receive any text or email to notify him of the past due payment so that he can take care of it before a late fee was applied. Customer advised that he is paperless and email is on the account but still does not receive the proper notifications of bill being past due..
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
668416290 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower was transferred to the Client Relationship Manager to waive the late fee.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
748000370 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/16/XX/previous
                  property; identified   account status/payment history profile payment rating.  Dates, current balance, and payment history were updated.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                  [1] Written Dispute -  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  Servicer responded     LITIGATION: There is no evidence of litigation on the file.
                  within 60 days and no  TITLE ISSUES: There is no evidence of title issues.
                  further communication  PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status
                  from mortgagor         is UTD.
                                         ADDITIONAL INFORMATION: This loan does not have new comments due to performing status.
382566912 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: No evidence of recent contact with the borrower.
                  closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Verbal and the reason is Loss Mit
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Modification dispute inquiry indicates that borrower is not eligible for forgiveness as borrower has received $10000 in incentives.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
554468124 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
892231518 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         Borrower called to enroll in automatic payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
500179992 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
289164288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
194302248 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower wanted to submit their appraisal from another lender.  Servicer advised borrower cannot use their appraisal need our own completed.  Borrower is requesting for mortgage insurance to be deleted.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
469542108 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
490543704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
294070590 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  CRM called borrower to advise that closing has been completed, account has been updated and that borrower should be able to make payments online or at branch. CRM informed borrower that monthly follow up would take place
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
691261720 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The further communication  borrower called in and requested waiver of late fees and the agent submitted request for approval.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower is disputing credit reporting stating inaccurate information. The servicer reviewed and found that the information is accurate. There were credit reporting disputes made on 05/XX/2017 and 06/XX/2017 however, the servicer sent a need more information letter to borrower. No evidence borrower responded and no further comments relating to dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
173710488 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower called in and had agent process EPP and provide confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Updated File Review-1/XX/2019-Updated Recent Comment,  and any other pertinent file information the notes reflect from the servicer.
698520141 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
517588236 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower made a payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
503518512 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called the servicer and went general information.  The borrower wanted a copy of their 1098 tax form and it was faxed to them.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
869851920 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Authorized party called to make a payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
121295148 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
509406156 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
938074620 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower stated the escrow payment went down and was no longer interested in a modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
185635716 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower called about a letter that was received and was advised received and LOA for the spouse and it is being reviewed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.  Prior chapter 13 filed on 5/XX/2011 case# XXXXXXX and was dismissed on 6/XX/2011. Chapter 13 filed on 7/XX/2011 case# XXXXXXX was dismissed on 7/XX/211. Chapter 7 filed on
                                         7/XX/211 case# XXXXXXX was dismissed. Chapter 13 filed on 8/XX/2011 case# XXXXXXXX was dismissed. Chapter 7 filed 12/XX/211 case# XXXXXXX was dismissed.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
713324556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
873310536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: The loan status is current and performing.
225049944 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Representative discussed with the borrower the loan terms, repayment of fees due, the loan documents, and the late charge-
                                         did not waive.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
924287562 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
910177928 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
195520446 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called with general questions and was advised to call the insurance company for a refund.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a natural disaster area.
354129160 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
425682972 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called the servicer to advised that per the loan officer, they may qualify for a forbearance forgiveness. The representative educated the borrower and said if the account is qualified, then the customer would receive notification in the mail.  The representative stated that the file is not in active loss mitigation and there is not an account manager assigned to the account. The representative informed the borrower of the short and long term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
506587284 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
374040324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
701859144 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The borrower contacted the servicer to inquiry on PMI deletion requirements.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
312315024 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Borrower called to inquire about status of documents received. Servicer clarified with borrower the issue that required correction. Borrower stated will document and hardship letter of explanation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
190392384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Inbound call. Attempted to provide HUD and applicable Nevada phone numbers. Borrower expressed dissatisfaction with collections, letter received and why paymnet was returned. Advised returned due to unable to locate bank certified letter and delinquent. Waived late fee.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
557484246 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Last contact with the borrower set up payment for 12/XX/2018 $676.58.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
748730388 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  On
                                         1/XX/2017 called out to the borrower. Confirme with the borrower that borrower received the permanent agreement. Borrower advised signed and returned it already. The document shold be received in the office by the next day.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
182277060 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         04/XX/2018 -- talked to borrower -- reviewed account information
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
317246538 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
134094636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
935725560 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
764004276 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
955968768 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
148750476 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         04/XX/2017: Servicer called borrower for perm modification follow up. Borrower stated was trying to figure out the amount to get current.  Servicer advised that there is a  partial balance left on the account in the amount of $483.73
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
778908312 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower called in an was having trouble with automated payment system.  Payment was processed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma on 09/XX/217. There is no evidence noted to suggest that the property was impacted.
584011593 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Inbound inquiry concerning fixed rate. Advised of current modification and terms.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
817476472 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The borrower stated he did not like the modification he had obtained and wanted to know if he could get a principal reduction.
                                         He was advised that he had had the opportunity to decline the modification and that there wasn't an offer for a principal reduction unless he received a letter for one
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
882037044 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
935665584 3       [3] Cease and Desist   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Request Received From  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Mortgagor or 3rd Party BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Customer made a payment at branch but payment was applied to another account, after doing research they were able to move funds back. Advised borrower that it will take up to 10 days to become effective.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: A comment dated 01/XX/2018 indicates that the servicer is unable to contact the borrower due to active cease and desist on file.
375899580 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The agent confirmed for the borrower that the insurance information was updated.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
199220284 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
183892644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  There is a "BNKRPT"
                                         comment section, but no details about a bankruptcy were found
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
658286580 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The servicer contacted the borrower and the borrower advised that there was no hardship and verified the account was current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
131496849 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2013.  A motion for relief was filed 10/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The borrower was affected by Hurricane Irma, which was declared a FEMA disaster on 9/XX/2017.  No indication of any damage or hardship.
136965192 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called to confirm promise to pay of $2575.57 via web. Borrower stated that incurred expenses for illness not covered by insurance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Retouch completed updated most recent comment date only
778904188 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
250469772 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower made a scheduled payment by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
276619308 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called in and advised she made the September payment online and made the October payment on the phone with the servicer. Both payments are dated for 10/XX/17.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
846721176 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Retouch completed, updated most recent comment date and the current Loan Status from delinquent to performing base on the information provided on the Loan Data 1 tab.
285025944 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The agent advised the borrower to file a claim with the insurance company directly. The agent also confirmed the web payment at this time.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
384696060 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments on 08/XX/2016 indicated a credit dispute was received. The servicer reviewed the dispute and confirmed the information reported was accurate.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
165733686 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
427868784 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
964184172 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
355377792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called in and expressed dissatisfaction with monthly statement payment amount and the agent transferred to the customer service department for further assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
994601040 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
110285868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
758086644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
750904902 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
853038648 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
184771521 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
673490496 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The further communication  borrower discussed the loan principal balance, loan terms and general loan information.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments on 11/XX/2018 indicated a credit reporting dispute was received. The borrower disputed the current balance and/or the amount past due. The servicer verified the current balance and the amount past due. Research was performed and there were not any findings. The servicer responded with the results of the research and there was no further mention about the dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No change in loan status.
199390212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
624200220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.  Ch. 7 Bankruptcy discharged without reaffirmation on 6-
                                         1-2011
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
711815160 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Customer called in their commitment to pay, made payment automated but wanted confirm it because did not receive a confirmation number, not showing yet advised to check later today or tomorrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
806137416 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower wanted courteous corrections made, but needed to contact a different  area.  Borrower also wanted mortgage insurance removed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
373385064 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
227237274 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower called for status of the loan. Comment dated 02/XX/2018 associate spoke with borrower advising he has invoice showing a zero balance is needed from the contractor. Borrower was informed document received on 02/XX/2018 contractors final release and waiver of lien amount listed does not match estimates that were received. On 02/XX/2018 borrower requested final funds and special labeling approval. 100% inspection received and claim is closed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property in FEMA disaster area 09/XX/2017. damages repaired. 100% inspection received 02/XX/2018.
911918799 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
124820052 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Borrower inquired about last refinance, modification and taxes
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
572842710 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  The loan status is current and performing. On 05/XX/2016 the borrower called the servicer to discuss loss mitigation assistance, the borrower stated he was previously working with a third party that committed fraud and caused his payment to increase, the servicer advised the borrower they are unable to assist with the previous third party incident and the borrower should seek legal Counsel on his own. The servicer advised they could review the account for assistance or he could contact the
                                         State regarding the HHF Program, the borrower stated he would continue making payments and keep the loan current going forward.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2012.  Comment dated 04/XX/2012 Chapter 7 BK Filed on 01/XX/2011 Dismissed on 01/XX/2012 and Closed on
                                         04/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
616388355 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
500899560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
181201878 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
676259388 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower stated had made the payment listed on the statement and was placed in suspense stating it was the incorrect amount.
                                         The agent escalated the issue.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
351319416 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         02/XX/2017- Bwr called in regarding FCl letter received but was on a trail mod, was adv that collections activity continues even while on trail until mod is completed
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
234456552 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/26/2017.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
892063032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
124330248 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower called in to discuss options for the property.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
846715323 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
968522436 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Commentary states borrower called in to request an extension of the current interest rate.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
302029582 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
208726476 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
319678029 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
361645284 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
653164677 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
513958599 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
452898768 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 7/XX/20018 comment loan modification documents to be returned.
654473820 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
732506742 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
454538112 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The loan status is current and performing. On 08/XX/2018 the borrower called to make a payment in the amount of $358.32, the borrowers concern was a pay off, the call was transferred to the correct department for assistance. On 04/XX/2018 the borrower spoke to the servicer advised the payments are up to date and they are not interested in a loan modification. On
                                         02/XX/2018 the borrower informed the servicer she had not received the loss mitigation package in the mail yet, the servicer advised it was sent on 01/XX/2018. On 01/XX/2018 the borrower called the servicer and stated she could not make the full monthly payment, the servicer updated the financial information to be reviewed for assistance. The servicer made several unsuccessful attempts to reach the borrower between 01/XX/2018 and 09/XX/2017. On 08/XX/2017 the servicer called the borrower regarding payment, the borrower stated she gets paid every third Wednesday and it takes an hour drive to the Branch to make the payment, the servicer advised the borrower could make the payment over the phone with checking account , there is no processing fee. From 08/XX/2017 through 09/XX/2016 the borrower stayed in consistent communication with the servicer and made payments on the account. On 08/XX/2016 the servicer called the borrower regarding payment, the borrower expressed dissatisfaction with not being able to change the due date, she is on fixed income and gets paid every third Wednesday, the borrower stated she would make the payment at the Branch on 08/XX/2016 in the amount of $370.30.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
911235360 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
507616872 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Outbound call to borrower, payment inquiry, total amount advised, borrower committed to pay $1552.640 on 09/XX/2016 by pay by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
110965596 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower called regarding the missing payment from 09/2017 and advised of the check number she used and the amount and it was paid in the branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
358614135 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Spoke with borrower, per customer called to ask questions about a completed modification, also explained process for modification and explained loan forgiveness. Explained to apply for loan forgiveness she would have to go back through the full modification process.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
957594231 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Authorized signer called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
739344144 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Reviewed figures associated with the payoff demand.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
820341732 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
747430908 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Advised of total amount due and that late charges will continue then asked for payment. Borrower made promise to pay on
                                         10/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
292053132 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in, made a payment and received the confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
518202636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called 4/XX/18 to make a payment of $1,381.32 by phone.  Borrower was offered long and short term payment assistance programs.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
135345840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         advised need copy of adjuster report
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
662035080 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a natural disaster area.
804899502 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
568562484 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         General credit reporting information was discussed with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
627069072 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called in states will make payment online today.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
129957996 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called in and the agent provided the monthly payment amount, including a breakdown of the monthly payment and the escrow payment. the escrow shortage was also discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.  Chapter 13 case #XXX filed 5/XX/11 dismissed 6/XX/11;
                                         Chapter 13 case #XXX filed 9/XX/11, dismissed 11/XX/11.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
904539056 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
215491380 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower wants payments to be applied to November payment.  Borrower discussed on how to apply funds.  borrower requesting mortgage insurance to be removed. After review the mortgage insurance was removed from payment.  Borrower stated separated from spouse, advised need separation agreement and quit claim deed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is current with  payment.
217706450 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
755184474 1       [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The
                  servicer with          borrower called in to discuss their property claim.
                  indication of related  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Credit
                  contractor bid         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication
                  sufficient to cover    from mortgagor.  The borrower disputed their credit reporting. Corrected findings were updated.
                  repairs                REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                  [1] Written Dispute -  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  Servicer responded     LITIGATION: There is no evidence of litigation on the file.
                  within 60 days and no  TITLE ISSUES: There is no evidence of title issues.
                  further communication  PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower
                  from mortgagor         reported damage to roof due to wind and hail on 09/XX/2018.  Funds were received in the amount of $24904.89 and funds are pending to be disburse to the borrower only.  Contractor documents have been received and pending repairs to be completed.
                                         The damage repair amount is estimated at $24,904.89.  Property repairs have not started.  The property condition is UTD.
                                         The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
351429700 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
801049452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower called in with questions about the Frank Dodd Act.  Call was transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
214791408 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
183423308 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                  [1] Written Dispute -  Representative advised the borrower non-interest bearing principal balance was not forgiven.
                  Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Written and the reason is MHA Perm-
                  within 60 days and no  Mod Term Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further further communication  communication from mortgagor.  Commentary on 11/XX/18 indicates after further research per the Modification Agreement it
                  from mortgagor         states that this is a deferred principal balance which the borrower does owe this.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
592542888 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
214604124 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower has auto drafts set up, but the amount change causing the payment to be short. Borrower made remaining amount over phone to make full payment. Rep. tried to get fund applied to the right place with zero coupon, but since the payment was just taken they couldn't move the fund until money has made it to the account. Borrower says will call back tomorrow to make sure funds are set in the right place.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
272510952 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On
                                         12/XX/2018 the borrower spoke with an agent and wanted to be transferred to the Bankruptcy department. The agent advised the borrower that the account wasn't in BK. The borrower stated they were calling due to their credit showing that it wasn't being reported. The borrower stated they were told that they needed to reaffirm the debt, but didn't understand how the loan could be modified if the debt wasn't reaffirmed and why they weren't made aware of that account stat. The agent advised that the BK was dismissed in 2005 and that the modification has nothing to do with it. The borrower stated would be calling back the following day.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.  Chapter 7 Bankruptcy filed 09/XX/2011; Discharged
                                         03/XX/2012;
                                         Proof of Claim not found, Motion for Relief not needed, and no reaffirmation found, and no attorney name other than phone number
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
703708404 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
658266588 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The called to discuss options to keep the home.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
267922788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is evidence of reaffirmation.  Discharged bankruptcy
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
148150716 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in to make a payment by phone. the agent's comments indicate the borrower information was verified. Customer concerned about credit reporting and was informed that the credit is being reported as current through 2/18. Discussed short term and long term options with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
145400914 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
830547648 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called and the servicer verbally went over tax form figures with them.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
192760722 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Agent provided the total amount due to borrower and confirmed the borrower's email address. The borrower was advised of commitment to pay $1445.43. The borrower will make payment next day via online services.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
946760610 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called to advised they wanted to continue with the Florida Loss place insurance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
518472528 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Borrower inquired about a special forbearance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
407368510 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
428014380 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Retouch completed, most recent comment updated only
985660572 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
638782218 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called in to make payment in the amount of $1655.90 to be processed same day. Agent processed payment and provided confirmation number. Borrower then advised that she will make payments in the amount of $1596.49 on 8-16-17 and 9-17-17 at local branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
792982680 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called to discuss the payment and escrow on the loan and was advised that the loan would be reviewed for PMI/MIP deletion.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
779977884 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The further communication  borrower contacted the servicer and scheduled a payment in the amount of $1935.06 and the borrower transferred to the Escrow
                  from mortgagor         department.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer documented that a dispute was received, requesting verification of account status, payment history and payment rating.  The servicer verified the information was accurate and closed the issue.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
726239388 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower was provided with payment and escrow payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
377798820 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to request PMI deletion.  They were advised of 7-10 business day timeframe.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
316646658 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower was advised foreclosure was closed and billed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
886215372 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
510045900 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Retouch completed, updated most recent comment only
671961108 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The loan status is current and performing. On 09/XX/2016 the account was  removed from case management; decisioned not eligible for Modification. On 08/XX/2016 the borrower called the servicer to request the contact information for the Recast department, the borrower's call was transferred, she wanted to know when she could expect the documents back from the servicer for the HHF program, the servicer advised the borrower to follow up on 09/XX/2016.  On 08/XX/2016 the borrower called the servicer to inform them she was approved for the Hardest Hit Funds Recast Program.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
987035028 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called the servicer and went over the principal balance information, payment/escrow breakdown, and escrow shortage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
162624924 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
933916284 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
221771256 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
559795992 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
583816380 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
472330992 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
105387828 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
421485686 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
309988998 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The
                  closed                 agent provided the borrower with the monthly payment amount.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2016.  The dispute type is Verbal and the reason is insurance company.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  insurance company dispute
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
878984168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
605317776 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
141535845 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
100359840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The borrower contacted the servicer to confirm the homeowners insurance is updated.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
500399760 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower was advised of the total amount due and asked why the escrow amount increased.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
849110220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
107057160 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: No phone conversations with borrowers or authorized 3rd party within review period;
523530504 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower discussed payoff.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
803569635 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
214744068 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
776639220 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                  [1] Verbal Dispute -   04/XX/2018: Borrower called servicer; verified home is owner occupied; gave commitment to pay in the amount of $1863.38 on
                  Servicer responded and 04/XX/2018, by paying at branch.  Servicer advised of short/XX/19/XX/12/XX/07/XX/27/XX/19/2017 as mortgage payment date
                  appears issue is       conflicts with borrower's pay period.
                  closed
671173152 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called with questions on payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
469432152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
525359772 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The
                  property; identified   borrower called to verify the total amount due, the escrow and was advised of the account status.  Borrower is deceased and
                  and documented         Executor/XX/17/XX/29/XX/06/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
230507766 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
240813636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
144492180 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Per the last borrower contact, borrower was advised of the amount due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The proof of claim was filed 04/XX/2014.  Relief was granted on 09/XX/2014, and the case was closed on 11/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
432346992 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The
                  closed                 agent provided the account details to the customer.  The borrower disputed the credit reporting.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Verbal and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A credit reporting dispute was created on 04/XX/2017.  Per page 3 of the modification documents, no credit changes are needed per notes dated 04/XX/2017.  The credit correction was denied and a letter was mailed on 04/XX/2017.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Modification Approved prior to Scope on 6/XX/2014
899610030 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The borrower called for Hud phone number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
928588416 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
799510066 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         11/XX/2017 inbound call update borrower contact information
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
880031988 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
658934101 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Borrower called regarding escrow overage check.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of property damage.
152858832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower requested a Pay Plan application.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
816513264 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called to skip a payment. Borrower was advised of needing 72 hours notice.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
866853120 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                  [1] Written Dispute -  Account inquiry.  Account verified. Borrower stated a payment was made and did not come out of account.  Canceled pending
                  Servicer responded     payment.  Advised total amount due.  Processed payment by phone for $1122.90 effective 05/XX/2018.  Provided call back within 60 days and no  number.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit validation dispute
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
933966264 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
399370188 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
717432912 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
211105524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
568612464 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
611615256 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         mailing address was updated
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
483951611 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         1/XX/2018 Borrower called in and discussed a reaffirmation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
855847524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
920981460 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  On further communication  8/XX/17, the borrower called to discuss the taxes due and asked the servicer to match the taxes reported on the most recent
                  from mortgagor         tax bill.  Borrower had a previous PACE lien that is now satisfied and lowered the tax bill.  Servicer complied but stated
                                         that if there is an escrow shortage, the servicer would not be held responsible.  Prior conversations in August 2017 revolved around this request.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Written and the reason is Billing
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On 8/XX/17, the borrower called to discuss the taxes due and asked the servicer to match the taxes reported on the most recent tax bill.  Borrower had a previous PACE lien that is now satisfied and lowered the tax bill.  Servicer complied but stated that if there is an escrow shortage, the servicer would not be held responsible.  Prior conversations in
                                         August 2017 revolved around this request.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
742792764 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Borrower was provided with a payment & escrow breakdown. Discussed the increase in escrow, Borrower also is requesting PMI deletion.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
924060228 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
855037848 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 10/XX/2017. There is no evidence of damage to the property.
250189992 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called to make a payment and the representative provided the borrower with the confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
227848824 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.
                                         Spoke to borrower and made aware mortgage insurance was removed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
358496544 2       [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  requested within the   PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in on 10/XX/2018 and a payoff demand was processed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
183926400 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         CCPA spoke with borrower states want to see if EOI for homeowners was received, advised borrower did receive EOI, advise have Hartford insurance on file
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
314824020 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called in with questions regarding modification completed 1/XX/2010 until modification was completed on 1/2013.
                                         Balance was added to end of loan therefore principal deferred principal balance. Rep, also conformed PMI payment reduced.
                                         Borrower wants to remove PMI and order payoff. Rep. transferred borrower to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
741085884 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
202549743 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
561525300 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower stated fees should have been removed during loan modification
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
365203860 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to see if the servicer have everything they need pertaining to insurance claim.  The borrower was advised that they need to send in the adjustor's report.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
916463268 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Advise of insurance payments made.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
701969100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
476709240 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The
                                         Borrower's contact information was updated, informed of the next due date  for the escrow analysis.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
360887808 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
733506480 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower contacted the servicer and scheduled a payment in the amount of $2407.77 for 10/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
556777728 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
101569356 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
429828000 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         9/XX/2018-Notes indicate that borrower advised of making a payment for $1984.27 effective 9/XX/2018 by mailing through the mail post office.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
809236176 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
344592108 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was advised of new payment amount.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
691131746 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                  property; identified   Most recent conversation was with authorized 3rd party the estate of  deceased borrower.  Estate needed extension on
                  and documented         deadline for documentation for assumption.  Party was transferred.  Borrower is deceased and
                                         Executor/XX/30/XX/05/XX/13/XX/13/XX/28/XX/05/2008.
801367944 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower was provided the principal balance information, the current interest rate, and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
902989366 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Inbound call. Authorization to speak with third party given. Advised no funds currently being held.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2012.  Discharged bankruptcy
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
589714020 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower made a promise to pay $1,985.00 and made a commitment to pay $874.14 on 10/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
645461712 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
827834400 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower called in wanting to know where needed to permanent modification documents and the agent explained where and how documents need to be signed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
662614848 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The agent provided tyhe insurance payment information to the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
399050316 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Most recent conversation with borrower was borrower calling in to inquire about modification terms.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
438582456 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
424470144 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property in FEMA disaster area 09/XX/2017, no evidence of damage.

                                         Retouch completed, updated most recent comment date only
813874320 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Updated File Review-1/XX/2019-Updated Recent Comment, and any other pertinent file information the notes reflect from the servicer.
199700088 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower was provided the principal balance information, the payment received/next due information, the current interest rate, and the escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
122421012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
852698784 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
330436953 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Borrower called in wanted to know if they had received the recast modification document and it was advised they had not.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
437484936 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the day of first delinquency, researched and it was correct.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
155507772 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The
                  [2] Property is        borrower promised to make a payment at the branch on 10/XX/2017.
                  located in a FEMA      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  disaster area.         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017.
651529284 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Comments indicate borrower was advised payment was short 12.09 to complete full payment.  Borrower advised she will drop off at the branch on Friday.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
100329852 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
432356988 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
257596926 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                  property; identified   Called and informed the borrower to see if she received package  Borrower is deceased and Executor/XX/16/2019-File Review-
                  and documented         Notes do not reflect any new updated information. No other updates made due to notes not reflecting any other file information.
370802916 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
591173436 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
725749584 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/27/2009.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
387165072 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
902788740 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Spoke with borrower and provided payment and escrow breakdown. Discussed the increase in the escrow payment and provided basic insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
858144177 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
188554548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower did not receive the evaluation letter and was advised the modification was denied. The account will be removed from loss mitigation due to being current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 11.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2012.  The proof of claim was filed 10/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
343391308 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called in to make a payment for $2,116.47.  Borrower is deceased and Executor/XX/17/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
278272170 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The next payment due was discussed with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
344192268 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
142033164 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: No evidence of recent contact with the borrower.
                  closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2016.  The dispute type is Verbal and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Customer requested validation of account information on credit reporting.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
556577280 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
867816402 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower claims delinquency due to misapplied payment to inactive credit card
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
696901128 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called to inquire about a modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
392800716 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in and was provided with basic insurance information per the comments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
449849988 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  XXX banker called in to verify current principal balance and inquired if previous modification included any deferred principal.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
123240684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
394330563 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
523725234 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower advised that he does not want  to do a short sale he stated that he will make the payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
214184292 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
175049952 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called to see if PMI could be deleted from account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
398880208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower enrolled in pay plan account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
437654868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
146121528 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
852904701 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The loan status is current and performing. On 07/XX/2018 the borrower called the servicer to make a payment in the amount of
                                         $1091.74. From 05/XX/2018 through 05/XX/2017 the borrower spoke with the servicer several times, to make payments. on the account. On 03/XX/2017 the account was removed from Case Management and returned to normal servicing because the borrower met all of the payment requirements and the loan is now current. On 09/XX/2016 the servicer contacted the borrower to advise the payment was received on 09/XX/2016, the borrower stated she received a notice that her insurance is increasing, the escrow department was closed and the borrower would need to call back to discuss with the escrow department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
371241444 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Talked to customer let us know her check came back NSF. and wants to make sure pay plan 12 is cancelled.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
272540940 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Borrower called and advised credit reporting continues. Borrower is trying to make sure that XXX recv'd paperwork. Payment will be dropped off at branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
960185772 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Most recent conversation with borrower was inbound call with borrower wanting to make payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
221741268 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called to get PMI removed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
825029856 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
873230568 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
372490944 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
383996340 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
147930804 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The further communication  borrower was provided a MPW confirmation number.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is identity theft.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a dispute claiming identity fraud/XX/29/XX/10/XX/07/XX/12/XX/26/XX/16/2019-Updated Recent
                                         Comment, and any other pertinent file information the notes reflect from the servicer.
515513712 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower stated they had a reduction in income.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
843932292 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called to inquire about the monthly payment breakdown. The borrower was transferred to Customer Service for assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
738664416 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower called to make a payment. The reason for default was listed as the borrower having no time to call in a payment.
                                         The borrower was advised of short and long term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
453988332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
882976668 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
741063456 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a natural disaster area.
265933584 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
191173500 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called and requested electronic payment information; borrower then made payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
598040688 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
426734636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The representative spoke with the borrower in regards to payment.  The representative told the borrower that April's payment was applied to escrow and will need to be moved as a payment. The issue was corrected and the account is due for 2 payments. The representative also discussed the name change procedure.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
646901136 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Caller informed of commitment to pay $2133.49 on 04/XX/18 by phone
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
941962320 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
127978788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Servicer contacted borrower and provided total amount due. Borrower verified property is owner occupied and made commitment to pay $666.42 on 09/XX/2017 via online.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
532046790 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Agent provided information on the tax bill paid.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
649865007 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2009 and there is no evidence of reaffirmation.  A motion for relief was filed 06/XX/2009.  Relief was granted on 07/XX/2009.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
680897532 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower made a promise to pay on 01/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
900729918 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to inform about of their commitment to pay $1886.69 on 07/XX/2018 and to inquire about loan modifications.
                                         The borrower stated she had a modification before and that, due to increase of property taxes and being on a fixed income, she is having a hard time making payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
206037552 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower stating that there should not be any delinquent payments and requested a letter stating the same.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
568452528 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Most recent conversation was inbound call.  Borrower requesting general loan and insurance information.  Next due payment is
                                         12-01-2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
223910400 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Comments indicate representative asked for payment .  Borrower advised of their committment to pay 905.41 on 5/XX/18 by phone.  They also advised income has been reduced. Advised of short term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
418192656 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
970755810 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
648720408 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called in through IVR to make payment on 12/XX/2018 Comments from 12/XX/2017, indicate borrower was advised to continue to make trial payment until final Modification completed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments indicate modification completed 3/XX/2018.
171872811 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called to advised they were not satisfied with their customer experience.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
320871600 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Comments from 8/XX/2016 indicate borrower called in to get info on removing PMI. Borrower directed to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
221271456 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
815986770 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
617036568 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
997720752 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called in a commitment to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
935972768 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called in to inquire about the interest rate, modification payments, and refinancing. Property is owner occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
494292204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
894464220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called to update bank information for automatic payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
155377824 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was advised that mod case was closed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
584706024 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Agent advised that they could make the payment over the phone with no charge also explained the breach letter
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
305177880 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
402868788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
409116288 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                  [1] Mortgagor Deceased Agent provided general account information to the borrower.  Borrower is deceased and Executor/XX/30/XX/1/XX/23/XX/25/2015
                  - Executor/Heir exists indicate intent letter received from estate. Estate will retain property and make payments.
                  to dispose of
                  property; identified
                  and documented
899180184 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
503278608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Commentary states borrower called in regarding assistance with check endorsement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
975409680 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Borrower called 11/XX/16 to ask for a copy of her loan modification agreement.  She was provided with the Customer Service
                                         Department.  She expressed dissatisfaction she needed copies of her modification and was disconnected twice.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
583023372 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         Inbound call from borrower, borrower paid the escrow shortage and wanted to know what the new payment will be, servicer transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
378612135 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Borrower called to discuss the loan modification she received in 2012,
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 12/XX/2011.  A prior chapter 13 was dismissed on 04/XX/2010 #10-20033. Chapter 7 filed on 05/XX/2010 #10-29889 was dismissed on 06/XX/2010. Chapter 7 filed 07/XX/2010 #10-37562 was discharged on 01/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
219472176 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  On
                                         1/XX/2018 Borrower called in with an escrow inquiry.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
126419412 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
363097366 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
812514864 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
945881496 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The representative discussed with the borrower the payment posting information, the payment received, and the next payment due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
539466048 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The further communication  borrower called in regarding the escrow account.  The servicer reviewed the account and had the overage sent to the borrower
                  from mortgagor         with a monthly statement.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the deferred payment start date.  The review reflected the modification terms were incorrect and the account was corrected.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
199692012 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On
                  [1] Mortgagor Deceased 8/XX/2018 Borrower called in to find out payment options and accepted a promise to pay $598.49.  Borrower is deceased and
                  - Executor/Heir exists Executor/XX/26/2018.
                  to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
424540116 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
926364690 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower was provided with the next payment due date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
224645062 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower requested a pay plan application.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
360755646 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
121831248 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The late fee charge was discussed and was provided general account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a natural disaster area.
507369258 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Account inquiry.  Verified account.  Property is owner occupied.  Promise to pay $1375.94 on 07/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
894681984 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called to make a payment and was provided the confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
602089068 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
425839596 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
737684808 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Agent advised third party of decline due to LTV.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
915963360 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
981857100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
349330212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
349286028 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
158706492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Most recent conversation was to go over older damage claim check to be endorsed.  Prior claim complete and closed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Loan is performing.  Not in FEMA disaster area.
227199084 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
976729152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
316133496 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
257806836 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower contacted to inform of permanent modification being complete and normal servicing would continue.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
216933192 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
466903164 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
537282522 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
112395504 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
567382956 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         Borrower called in to inform of payment being made on 05/XX/16 for $1318.46
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
817792752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called 7/XX/18 to see if payment for ivr was set up for 7/XX/27.  She was advised of short and long term payment assistance options, but showed no interest.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
701959104 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
175429800 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Contacted the borrower to go over the modification denial reason.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
494042304 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower called in to cancel payment scheduled today and borrower made payment for $1,108.24 for 2/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
193080690 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
420661668 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
687744792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
463281468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  On
                                         06/XX/2016 the borrower called in and spoke with an agent to get the payment and escrow breakdown on the loan. The agent reviewed the increase in escrow due to the escrow shortage on the account. The agent also reviewed the reserve requirement that is needed. The agent advised the borrower of the mortgage requirements will be reviewed and a determination letter sent in 7 - 10 days.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
511198875 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Servicer advised the borrower they received their payment on 04/XX/2018, but the account is still in post closing
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: System updated for the following event: User has ended the hold. Hold End Date: 01/XX/2013. Hold type: FEMA Hold.
751019472 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in regarding insurance and the agent provided basic insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
861493842 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Loan was delinquent but borrower made November payment on  11/XX/2018 Borrower was contacted and advised of the total amount due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
792300762 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
569352168 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.  Comments indicate bankruptcy closed 8/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments indicate modification completed 2/XX/12.
249570132 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Agent discussed monthly statements with the borrower. Inbound call on 11/XX/2018 verified the the property was owner occupied spoke with borrower explaining forebearance would be from Dec-Feb and he would have to make the payment in March or see about longer term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
639744126 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Advised borrower collection attempts will continue until account is current and borrower made payment .
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
232953400 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
157424256 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
179292828 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower has made all payments as agreed for the past several years.
382846800 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
311165484 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower stating account belongs to ex-spouse advised both names are on the mortgage
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
894931884 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
676099452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
813484476 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
507926748 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
984276132 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called in regarding recast letter. Call transferred.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
867043044 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The
                                         Principal was discussed for the Recast agreement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
174515090 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
210045948 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                  [1] Verbal Dispute -   8/XX/18 commentary indicated borrower calling to discuss mortgage insurance.
                  Servicer responded and EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Mortgage
                  appears issue is       Insurance dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.
                  closed                 Commentary indicates borrower request to remove mortgage insurance premium.  Property was assessed and it was determined that account was below 70% loan to value.  Mortgage insurance premium removed.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
695150478 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  On
                                         12/XX/2016 Borrower called about a claim filed for property damage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
661903803 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in and made a payment.
                  [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Credit
                  Servicer responded     Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication within 60 days and no  from mortgagor.  The borrower was disputing the credit reporting.  The servicer has researched the issue and a resolution further communication  was sent to the borrower. ***12/XX/18 borrower inquired about lender placed insurance.
                  from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017. *** no change in loan status 1/XX/19 ***
759206196 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
228828432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
877848720 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The further communication  borrower called customer service and inquired about escrow .  Servicer analyzed account and sent overage and ordered a
                  from mortgagor         monthly statement.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  First dispute received 04272016; second 06/XX/2016; last 07/XX/2016.  Most recent credit report dispute was
                                         07/XX/2016; servicer responded and disputes stopped.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
670881540 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
369572112 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
169232280 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Comments indicate borrower committed to pay 1148.53 by 4/XX/16.  Payment has already been mailed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
569166144 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On
                                         6/XX/2018 borrower called in requesting a MIP review with the hope of removing it from the account. Servicer informed the
                                         MIP will be researched and letter stating results will be mailed out within 8 to 10 business days.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
391850811 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower called about the escrow increasing the payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
179914010 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called payment for $2,566.28 for today.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
427898772 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
852265908 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
348330612 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called regarding the branch endorsement check for $4,448.13
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
463634472 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
581617260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
942652788 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The
                  [1] Written Dispute -  servicer called and spoke with the borrower and advised of the total amount due and the borrower stated will make payment by
                  Servicer responded     phone in amount of $870.00 on 06/XX/2018. The borrower stated spouse just had a baby and that caused delay in making within 60 days and no  mortgage payment. The borrower inquired about getting late fees back and the agent advised would not be able to refund late further communication  fee due to number of times has been late.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower is disputing present /XX/ account history. The servicer reviewed account on 09/XX/2018 and found history was incorrect and corrected findings.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Reason for default is due to  just had baby.
997680222 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
492532908 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
837834732 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
246031548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
834845928 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
765426884 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
848170596 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
795860406 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         From 11/XX/2018 to 11/XX/2018 the gent advised the borrower that modification was cancelled due to all required documents was not received. the borrower verified property is owner occupied. Additionally, the agent  informed the borrower to provided most recent  bank statements or receipt of deposited rent checks covering 2 months to confirm rental income of
                                         $900.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
240423792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Customer called to state they would make 2 payments on 12/XX/2018. Long and short term options discussed. Customer requested for credit reporting to be reviewed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
273135362 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in to make a payment in the amount of $1217.27. The late fee was waived due to the excellent payment history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No new updates and no changed on loan status.
200779920 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to update the email address and contact phone number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
928028640 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                  [2] Property is        Request for verification of mortgage was received to be sent via fax.
                  located in a FEMA      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  disaster area.         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXX and noted on
                                         09/XX/2017.  No damage was reported.
609778020 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
781857132 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/12/2014.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
444572100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a scheduled payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
575192475 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower verified that the property is owner occupied and wanted to cancel the check mailed on 10/XX/2017 since it was not received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
252658896 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.  Comments from 7/XX/2011 indicate Bankruptcy was
                                         Discharged without Reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
324720060 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Most recent conversation with borrower was borrower making phone payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.  Prior Chapter 13 Bankruptcy closed 09/XX/2011 - Case
                                         10-31957, filed 04/XX/2010 - closed.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
742492884 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Outbound call to borrower, advised total amount due, asked for payment , verified all phone numbers on the list, borrower declined to be transferred to cell phone content, borrower stated will make payment on 02/XX/2016
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
315073920 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The only contact  during review period was on 04/XX/18.  Unauthorized 3rd party called and stated will have to change banking accounts due to possible fraud.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
807958376 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
231157500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
783151677 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
673590456 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         There was an inbound call from the borrower on 10/XX/2017 to advise she will be making a partial payment to complete the
                                         September payment and bring the loan current. The agent informed of the Notice of Intent on the loan and the expiration date of 11/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
493382568 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Borrower called in to get his payment of $1500 applied to his mortgage and not the principle.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.  Borrower filed chap 13 case # XXX filed 05/XX/2010
                                         Dismissed 05/XX/2012
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No change in loan status and no new updates.
778958292 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
763624428 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower stated that the payment was made then hung up.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
857366916 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
253788444 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Commentary indicates last borrower contact discussed short and long term options and says will call back to take advantage of Loan Modification. Borrower states made payment of $237.47 effective 8/XX/18.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
458216640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
498090684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
687372498 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Servicer contacted borrower and advised borrower of credit reporting and late charges. Borrower stated will make payment to bring account current but no modification request. Servicer advised the borrower foreclosure status.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
951574833 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
820701588 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  On
                                         1/XX/2018, the borrower was asking about the payment increase and was explained that it was due to the interest rate increase.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Manual retouch review shows no borrower contact between 10/XX/2018 and 11/XX/2018.
                                         Skip trace done on 11/XX/2018.
                                         HAMP Proactive Recast solicitation was sent on 11/XX/2018 and 11/XX/2018.
                                         HAMP and Non-HAMP Step Rate Reset Notification letter mailed on 11/XX/2018.
429528120 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017.
420681660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
753298560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
531847176 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
960377886 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Borrower called in for branch endorsement on check dated 12/XX/18.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
564124260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in to customer service with request for information about PMI and to have it reviewed for deletion.
                                         Borrower has called in August and requested to have PMI cancelled for past 3 years.  Borrower was advised that account would be reviewed and a letter was sent.  On 09/XX/2018 customer servicer received written inquiry from borrower about escrow analysis review for taxes.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
936362690 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called and made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
904563816 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         outbound call to borrower to check if borrower heard anything from HHF, notes in file indicates was declined, borrower stated he did not submit requested documents to the HHF. Borrower will work again with HHF and advise if our help is needed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
474695042 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower authorized  payment in the amount of $1150.00.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
441831616 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/09/XX/11/2014.
                  property; identified   LITIGATION: There is no evidence of litigation on the file.
                  and documented         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Commentary indicates borrower is deceased, child is making payments.
691290864 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
865753416 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
358818222 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower called to see if the modified payment could remain the same. The agent provided information to refinance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
576044768 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in and agent enrolled customer in Paypal account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
904028244 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called to inquire about his payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
715016968 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On
                                         04/XX/2018 the borrower spoke to an agent and reviewed the account with them. The agent updated the borrowers contact information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
393732444 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
700849548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
613587258 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         09/XX/2017- Borrower called in property is owner occupied- request assistance-employment affected by hurricane- rep offered
                                         3 month payment suspension-  forbearance 3 month payments. 12/XX/2017- called for update and confirmed payment.01/XX/2018-
                                         Borrower called in to make a payment. 01/XX/2018-called in reference to payment.. requested an interpreter- provided status of payment. 01/XX/2008- borrower aware of special performance -current loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
415103892 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower received a letter stating that payment has not been received.  The representative advised the borrower that no late charges has been assessed and only payment due is for this month only.  The borrower will go to the branch to make a payment today.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
641793180 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The
                  [2] Property is        borrower called in to update contact information and was provided the fax number to the insurance department.
                  located in a FEMA      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  disaster area.         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
508728234 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in and requested information on escrow; borrower had sent in proof of flood insurance on 10/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 11/XX/2016.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
926359308 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Borrower called in regards of late fee for March 2016, transferred to TL.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
575779596 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Loan history was requested from authorized personnel to be faxed over with dates from 09/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
803778360 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  On
                                         11/XX/2015 the borrower spoke with an agent regarding the escrow inquiry from the borrower on the account. The agent reviewed the account with the borrower and ensured borrower had no other questions.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
153718488 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
530178792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called in and made the payment in amount of $1324.86 effective 06/XX/2018, provided conformation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
835996392 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
422670864 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
820581636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Agent provided borrower with basic "Yes" information
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
899480064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called in to customer servicer.  Discussed escrow overage in the amount of $551.27.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
363633633 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
849280152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
848530452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  On
                                         6/XX/2017, the borrower called to discuss a letter regarding flood insurance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
915553632 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.  Per Notes: 12/XX/2012- BK-7 Discharged W/O
                                         Reaffirmation
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
641971580 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
855084483 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
687914724 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower made a payment and was upset about late fee. There was no late fee accessed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Chapter 7 filed 02/XX/2009
610485708 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower called in to update contact information and provide insurance pay history. The borrower advised the neighbor's tree fell on house. Borrower inquired about refinancing the loan, transferred to the department to handle request.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
662484900 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 10/XX/2017 Property was located in a natural disaster area.
689923920 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in and made a payment over the phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
639076086 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
587651229 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                  further communication  Borrower called to discuss loan modification agreement from 2014 regarding the deferment amount of $105,860.81 wanted to
                  from mortgagor         further clarify if that will be forgiven.  Servicer advised that amount is deferment, not forgiveness of debt. This amount will be due at the end of the loan term.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Written and the reason is Loss Mit
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed deferred balance on modification, stating that she thought deferred balance would be not have to be paid. Servicer sent copy of modification showing balance was deferred until end of loan term or until account is paid off.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed 12/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
544378224 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The servicer received authorization to speak with 3rd party regarding account and discussed payment posting information, confirmed payment received,  and discussed next payment due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the subject property is located in a natural disaster
                                         area.   No damage was reported.
448745121 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
593872356 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Borrower called for general information on the loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
322450968 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower called in regarding a payment reversal due to not able to locate the account.  Borrower states always uses the same account number when making payments on the web.  Call was transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
216983172 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The last borrower contact was in regards to the next due date and late charge.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 05/XX/2012.  The Chapter 7, case number XX-XXXXX.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
808576440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called in and made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
175152483 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
830996892 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
980017836 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
889274148 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/08/2009.
                  [1] Mortgagor Deceased EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  - Executor/Heir exists REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  to dispose of          FORECLOSURE: No evidence of current foreclosure activity.
                  property; identified   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  and documented         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
592362960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called to get documents faxed over.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
155748844 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
231313728 2       [2] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                  but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                  funds or covered by    Customer called with questions about the property claim process.
                  bid                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is TBD.  On 12/XX/2018 Property Claims noted the account, Endorse and release total claim amount is equal /XX/09/2018. Customer informed of check endorsement due to new claim. Servicer requested contractor license, adjustor's report, and contractor estimate.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
702949698 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Customer calling in to discuss escrow account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
401899176 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in to dispute a property registration fee on the account.
                  [1] Verbal Dispute -   EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Fee
                  Servicer responded and Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower
                  appears issue is       called in disputing a fee for property registration.  After review, it was determined to be an error and a check was sent to
                  closed                 the borrower in the amount of $275 on 04/XX/2018.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
946130736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
961415280 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2015.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
485985528 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower inquired about loan status and decline letter the borrower received. Servicer explained letter and states borrower understood.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2012.  A motion for relief was filed 06/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
580837572 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
779697996 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on
                                         06/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
652069068 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called for general account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
444142272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
738424512 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
563824380 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
824854996 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.
                                         Spoke with borrower advised loan was declined for retention option.  Informed previous decision letter received is the one will need to reference. Informed  if have a change of circumstance to provide the information.  Advised loan might go into foreclosure or file bankruptcy. Confirmed contact information.  Follow up call was not set loan is current and a decision has been rendered. No further questions.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
401589300 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
188392314 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Follow up call to borrower regarding the permanent Modification documents. Borrower stated the Modification documents were mailed back the day before.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
225169896 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                  [2] Property is        Comments from 5/XX/16 indicate borrower confirmed balance due. Borrower was advised that settlement offers not accepted.
                  located in a FEMA      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  disaster area.         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
578304316 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The agent discussed the increase in the escrow payment and the shortage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
638564472 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
105895764 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Account inquiry.  Property is owner occupied.  Advised total amount due.  Advised credit reporting will continue.  Promise to pay by phone $1797.76 by 05/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
159548084 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  On
                                         02/XX/2017 the borrower spoke with an agent and wanted to verify that the payment had been made on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
311665284 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
460643931 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Outbound call for payment. Advised of long and short term options. Borrower stated payment will be mailed 2/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
488380464 2       [2] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                  property; identified   Executor/XX/15/XX/18/XX/13/XX/26/2012.
                  but not documented     LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
933213320 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
595571676 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
333836412 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The subject property is located in a FEMA hurricane disaster area and the hurricance occurred in
                                         9/2017.
105595776 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
823875192 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         General information provided; cal transferred to specialty queue.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
638726121 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  No contact with borrower from 10/XX/15 to 07/XX/17.  On 07/XX/17 borrower was advised of loan status and stated had already made payment for this month. Borrower was advised previous payment was returned nsf and loan due for 1 month. On 03/XX/18 borrower made payment by phone. On 05/XX/18 borrower made a payment by phone. No other contact with borrower in comments during the review period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
106187508 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The branch representative called on behalf of the borrower regarding an insurance claim's check for $1,623.15 dated 07/XX/2017.
                                         The check was approved for endorsement.  A prior check for $19,791.00 was endorsed on 05/XX/2017 for unspecified damage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2012 and there is no evidence of reaffirmation.  Comment dated 07/XX/2012 Chapter 7 Discharged
                                         w/XX/07/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The loan status is current and performing.
187984776 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
934795932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
797050558 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  The borrower had questions regarding the escrow payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
210805644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower was advised of a short term forbearance for 3 months due to the hurricane and advised of the option for a modification after the forbearance plan.  Borrower declined assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
148050756 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower cited inaccurate information regarding last payment, date opened and date of first delinquency.
                                         Research completed with being accurate as filed.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
303839613 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called inquiring about MHA/NHRP Mod
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
647151036 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.  Comments dated 11/XX/2011 Chapter 7 bankruptcy discharged w/o Reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
695411724 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The
                  [2] Property is        borrower verified their information and stated the property is tenant occupied.  They discussed long term and short term
                  located in a FEMA      options and reset their online password.
                  disaster area.         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
706027476 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
709805964 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
436862610 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
726897303 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
576899148 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
672300972 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower was contacted 11/XX/17 to ask for a payment.  Borrower said she would pay $1,317.50 at a branch 11/XX/17.  She said she fell behind because of an unexpected expense.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 10/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: It does not appear borrower was ever 30 days past due.
394522128 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damages.
971281332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Monthly call to borrower. Advised of signed modification documents received. Advised to continue making payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017. The borrower reported damage on 09/XX/2017 due to Hurricane Irma.  The details of the damage and status of repairs were not provided. exterior inspection completed on 11/XX/2017 and 7/XX/18 indicated property is in good condition-
                                         no damage visible
198620520 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called in regarding payment. Borrower advised that the servicer applied half of march's payment only to principle causing it to be late. Servicer put in request for correction.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
707371704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
663307312 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called to make a payment by phone and representative provided the borrower with the confirmation number.  The borrower inquired about escrow shortage; representative ordered monthly statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
163734480 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower called in regarding the privacy statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
360457894 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called to check status of loan, wanted to verify if the sale date had been removed. Borrower requested a copy of the removal statement information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 02/XX/2009.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
119882028 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called the servicer to make a payment in the amount of $1,786.05.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
946761144 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The most recent borrower contact is 4/XX/2013, which is prior to the scope of this review.
974030232 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Most recent conversation with borrower was borrower requesting payment history,
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 04/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
938962440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
314258571 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
168442596 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in to make a payment on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
                                         Property in FEMA disaster area 09/XX/2017, no evidence of damages.
341745822 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower contacted the servicer with questions regarding insurance.  The servicer discussed short  term and long term options and the borrower made a promise to pay on the following Friday.  The customer was transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
607646844 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
439564104 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
943562424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
479618076 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Notes indicate that borrower called to advise they received the Loan Recast package and was having it notarized again and
                                         FedExing back to servicer that afternoon.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Updated File Review-12/XX/2018-Updated Recent Contact & Most Recent Comment dates based on updated notes that's supplied in file by servicer.
803058648 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
433436556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         02/XX/2017: borrower called to express dissatisfaction with modification workout; concerned about documents not being received; gave payment in the amount of $1175.70 effective for 02/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
278588520 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
262544940 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
213167358 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The borrower made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
137954796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
344002344 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Spoke with borrower and discussed SFB disaster and payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
740063856 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
630793816 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The borrower contacted the servicer and gave permission for the servicer to speak to a third party regarding the step rate change letter  the borrower received; the  servicer explained the letter.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
373070712 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No contact was made within the review period.
424180260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  The borrower called in to discuss lender placed policy on account and was transferred to the Special Loans queue.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Retouch completed. no updates
926059428 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called on 12/XX/2017 regarding a letter they received regarding mortgage recalculations and was transferred to customer service. The borrower last called on 12/XX/2017 to inquire if they could receive a second HAMP recast offer.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
748295163 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         11/XX/2018-Borrower called in to get fax information in order to fax in tax documentation
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FNMA Hurricane Irma 09/XX/2017
592332972 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
583606464 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
593322576 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
512594880 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The borrower was informed of the upcoming rate increase. The borrower advised they were not comfortable with the increase and was transferred to the Customer Relationship Manager for a possible new modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
900163992 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2010 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
302887884 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
206447388 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The servicer discussed with the borrower Interest bearing vs. Non-interest bearing principal as it pertains to refinancing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
435375780 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower was successfully contacted  on 09/XX/17 to collect a payment. The borrower promised to make a payment of $1,324.44 at the bank. There is no evidence of communication with the borrower since then.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
489022176 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called in for general information about the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
143262672 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
307459251 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
639244200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
891410850 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
838916194 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Most recent conversation with borrower was borrower commitment to pay next payment by 08-15-2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2011.  A motion for relief was filed 05/XX/2011.  Prior Chapter 13 bankruptcies reviewed as all dismissed.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
970571616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         General account information was provided to the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
545471724 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         borrower called in to make a payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
738764376 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called in and expressed dissatisfaction regarding the collections department.  The borrower felt that the servicer did not have the patience and just wanted the funds. The borrower has been through a hurricane. The representative explained the procedures, provided the fax number, and took payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
539823984 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  On
                                         10/XX/2017 the borrower requested the second payment made for the month to be reversed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
747960696 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
590263809 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Borrower called to make a payment via phone and promised to make another payment at the local branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is cramdown.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
302249052 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower made a promise to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to hurricane Irma in 09/2017. There is no evidence noted to suggest that the property was impacted.
751579654 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
997350900 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower was advised the claims check is in the process of endorsement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: No contact with borrower in the comments during the review period.
383646480 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Agent advised of the total amount due and requested a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
181037556 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On
                                         02/XX/2018 the borrower called in and spoke with an agent. The agent updated the borrowers contact information on the loan and also provided basic year end information from the 1098.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2012.  The proof of claim was filed 11/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
105247884 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
532836780 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Most recent contact with borrower regarding insurance and escrow concerns.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
557087076 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in to request pay plan application and to schedule a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.  Another BK Chapter 13, case XXXXXXX dismissed on
                                         07/XX/2011
                                         Another BK Chapter 13, case XXX dismissed on 11/XX/2011
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
128628528 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damages.
919192176 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower was advised a payment was returned due to non-sufficient funds; borrower authorized a new payment in the amount of
                                         $2169.45.  The borrower wanted to verify options available to bring account current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
255444453 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                  [1] Written Dispute -  Verbal tax figures were provided.  The borrower requested the tax forms be reprinted.
                  Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2015.  The dispute type is Written and the reason is Credit within 60 days and no  Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication further communication  from mortgagor.  An electronic dispute was received on 10/XX/2015; servicer verified no changes were needed.
                  from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
266489340 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
301219464 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The borrower contacted the servicer and confirmed the signing of the Dodd Frank Certificate and updated contact information -
                                         per commentary the primary address was  changed from the subject to another address in WA state.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
490833588 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
317233056 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is cramdown.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
188404608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower advised that payment was made at the branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2013.  Transfer to new counsel
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a natural disaster area.
838336158 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
765253467 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower made a payment by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
524937501 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         There was an outbound call to the borrower on 06/XX/2017 to ask for payment. The borrower informed of their commitment to pay on 06/XX/2017 by Web.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
984935868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower calling to see if they can lower interest rate because of the modification agreement they made in the past.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
918112608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Borrower verified property is owner occupied. Servicer advised borrower of total amount due and asked for payment. Borrower expressed dissatisfaction with billing. Borrower's concern was documented. Servicer explained payment and posting  process to borrower. Borrower processed a payment in the amount of $130.16 to be effective on 06/XX/2016 and a waiver of $20.00 for first time payment by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
800729580 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Borrower called 11/XX/16 to commit to pay $1,110.90 by regular mail.  Customer was concerned her Nov. payment had been misapplied, and lender apologized and said this would not happen again.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
441233436 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                  property; identified   Borrower was transferred to special loans queue.  Borrower is deceased and Executor/Heir exists to dispose of property;
                  and documented         identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
920515860 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
806288710 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called regarding the $15.00 inspection fee.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
948550428 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Updated contact information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
898690122 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  The borrower called to inquire if able to modify the account again since the interest rate will be going up to 3%.  The agent confirmed that it would be possible and educated the caller on the modification process.  Owner occupancy was verified.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
998140176 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
793582440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
678354302 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
232503490 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         Commentary states borrower called in to advise payment was made online and requested the status of the Home Affordable
                                         Refinance Program. Borrower was advised transferred to the refinance department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.  Bankruptcy Chapter started as 13 and was discharged as
                                         7. The conversion date was not listed in commentary.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
607466916 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                  [1] Verbal Dispute -   EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Verbal and the reason is Credit
                  Servicer responded and Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower
                  appears issue is       disputed the date of first delinquency. The servicer responded.
                  closed                 REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
942222960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
378858396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower was transferred to the Recast queue.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
835875516 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
291163488 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower was provided the monthly payment amount.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Per notes bankruptcy discharged borrower from debt..  Also there is note that property was surrendered. borrower did apply for modification but was denied.
449500128 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
896831124 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
890303736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
805157808 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                                         Borrower called in regards to rate changes to the loan and would it impact the payment. Associate went over step rate adjustments from their modification, leaving borrower to make a decision on a trial offer they received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
434196252 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower stated that a payment would be made on 05/15.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
837454884 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrowers email address was updated and mailing address was confirmed.  Account was analyzed and a monthly statement was ordered.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
870931488 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                  further communication  Most recent conversation with borrower was borrower requesting total amount due.  Borrower also wanted to know how much his
                  from mortgagor         modification payment would be going up next year. Borrower was given principal and interest payment,
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Dispute noted and account history reviewed.  Dispute resolved.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
410165868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrrower states she needs her payment adjusted due to tax payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
264497090 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On
                                         9/XX/18, borrower called in to discuss the interest rate and was transferred to customer service.  Borrower's December 2017 payment bounced and tow payments for $2602.83 were made on 1/XX/18 and 1/XX/18. Borrower applied for a HAMP modification but it was not completed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2009.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
549060288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
930487656 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The borrower did not receive the monthly statement. The borrower was provided the principal balance along with the escrow balance and was provided the next due information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
902898696 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Contact information for the borrower was updated.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
394362192 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
799080084 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Comments dated 05/XX/2017 HAMP Modification documents mailed on 05/XX/2017, borrower must return the executed documents in order for the Modification to be processed. On 09/XX/2016 the borrower called the servicer regarding the HAMP incentive and she expressed dissatisfaction regarding collections, because her call was misrouted.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.  Comment dated 10/XX/2010 Bankruptcy  Chapter 7 case closed  on 10/XX/2010 and case was discharged on 09/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
878218572 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The further communication  borrower called in and the agent provided borrower with the principal balance, payment received and next due date
                  from mortgagor         information, current interest rate and provided escrow balance.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower stated the credit reporting information was inaccurate. The servicer performed research and found that all reporting is accurate on 02/XX/2017.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
814364124 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The customer called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
                                         The commentary dated 10/XX/2018, after the review period, reflects a call requesting the endorsement of claim checks dated
                                         07/XX/2018 and 08/XX/2018 for $4874.51 and $2697.20.
384703044 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is locate in a natural disaster due to Hurricane Irma in 09/2017. There is no evidence to suggest that the property was impacted.
763687232 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower called in to discuss Escrows.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
137345040 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower called in to change the mailing address on the loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
195871620 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called in and requested status on request for PMI deletion.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
931307328 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called to see if payment posted and committed to next payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
872990664 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called to make payment of 1295.65.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
839746017 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
202529745 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         4/XX/2017-Notes indicate that borrower called regarding a possible tax refund that's due them. Agent transferred to tax queue.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2015.  A motion for relief was filed 02/XX/2015.  2/XX/21-Notes indicate that bankruptcy is discharged
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
815343732 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
739454100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
285555732 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
561105468 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Agent provided the payment & escrow breakdown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
598910103 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
349195077 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called 2/XX/2017 to discuss the reason for the escrow account; call transferred to customer service for further assistance.  Borrower called 9/XX/2018 about receiving a letter about an advance made from the borrower's checking account, had questions about the escrow account and why the auto draft payment was not drafted for the 9/XX/19/XX/25/XX/13/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
312794832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower was contacted on 5/XX/17 and a welcome call was performed. the agent confirmed the borrower and loan information and attempted to update the borrower's financial information. The agent indicated they would follow up with the borrower on
                                         6/XX/17. The agent noted the primary borrower is self-employed, the co-borrower is still employed full time and they both receive social security income.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
733470660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
779967888 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
275384912 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Most recent contact with borrower was borrower waiting for permanent modification documents to be received.  Borrower indicated that the payment was still a bit high.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property noted in FEMA disaster area on 09/XX/2017.  No damages per borrower.
321607836 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
771761172 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.  Per Notes 01/XX/2013- Chapter 7 Discharged W/O
                                         Reaffirmation
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
910835520 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 09/XX/2011.  The proof of claim was filed 04/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
515453736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower requested the loan history to be ordered.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2012 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
123050760 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
700029991 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
943255665 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Discussed insurance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comment dated 06/XX/2015 bankruptcy case was identified as a mismatch to borrower.
                                         Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major Disaster Declaration
                                         declared on September 10, 2017
887821209 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         Borrower called in to make a promise to pay in the amount of $1266.78 at the branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
541893156 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
153884610 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         10/XX/18 Borrower called regarding claim endorsement.  Inspection had reported 95% completion of repairs, work remained on garage.  Lender was waiting on title search results only to endorse check.  Title report was completed that day and endorsement # was given to Borrower later that day.  Borrower had no other concerns.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.

                                         10/XX/18 Comments report 95% of repairs complete.  Lender was waiting on title search results only to endorse check.
                                         10/XX/18 Title report received, check endorsed to Borrower.  Case closed.
988534428 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The loan is located in a natural disaster area due to Hurricane Irma in 09/2017. There is no evidence noted to suggest that the property was impacted.
976309320 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
549640056 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
527588880 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called on 08/XX/2018 to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
765143820 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
623460516 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
440465949 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                  property; identified   Executor/XX/17/XX/18/XX/reamortization was completed on 08/XX/2018.
                  and documented
964747012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The loan status is current and performing.
747910716 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
557966724 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         Borrower called to check the status of loan payment scheduled. Servicer advised borrower of account, hours of operation and contact information and informed borrower the Servicer in follow up on 05/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
150389820 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower requested to have the private mortgage insurance reviewed/ deleted. The agent advised of a 7 to 10 day to receive a letter. The borrower also requested a copy of the prior modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
839772012 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called on 07/XX/2017 for information regarding their insurance policy.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: There is evidence of a FEMA Disaster on this loan as noted on 11/XX/2017 (Hurricane Irma). No damages were reported.
783911601 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: No evidence of recent contact with the borrower.
                  closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2016.  The dispute type is Verbal and the reason is Payment
                                         Dispute.  Unable to determine if the dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower is disputing that account is one payment behind
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
159766068 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The agent provided general information to the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
286395396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
438834396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
977358900 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called and the representative mailed a copy of the Note and Loan Modification to the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
527618868 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower had just been approved for a permanent modification and the servicer called to advise that the August payment had posted and the next payment is due in September.  Servicer also advised borrower should call in payment if statement is not received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017.
405759420 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                  closed                 Borrower called on 6/XX/18 to inquire about principal forgiveness, HARP, and a refinance. The borrower last called on
                                         07/XX/2018 with a third party on the line requesting a copy of their payment history.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is
                                         Modification terms.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Notes show that a dispute was received from customer service.  The MHA permanent modification was reviewed o 07/XX/2018, and a response was provided to the borrower outlining the terms of the modification. There was no further mention of a dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
537814788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
870455874 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower inquired about offer but is not interested.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.  Do not reverse principal curtailment
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
176599332 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called to schedule a check by phone payment for loan account in the amount of $1798.63 effective 4/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damages.
853808340 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2009 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2009.  Chapter 7
                                         Bankruptcy filed 03/XX/2009; Discharged 11/XX/2009; No Cram Down;
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
347986080 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower stated has been out of work for 1.5 years; was receiving workers comp but claim has been denied.  The borrower began receiving social security checks last month and is looking for HARP program.  Servicer advised of short/long term assistance options and updated financials for possible assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
985765536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower verified their information and committed to pay $947.81 on 04/XX/2016.  They stated they had received loan modification documents and was advised to have them notarized.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
696831156 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2009 and there is no evidence of reaffirmation.  Chapter 7 Bankruptcy file 01/XX/2009; Case #XXX;
                                         Discharged 10/XX/09;
                                         No Cram Down, Proof of Claim, Motion for Relief, or Reaffirmation in file;
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
526244730 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
315893592 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Commentary states borrower called in and was advised of the status of the account. Borrower advised payment was mailed to
                  [1] Written Dispute -  the servicer and stated reason for default is resolved.
                  Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Payment within 60 days and no  Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication further communication  from mortgagor.  Commentary states borrower is disputing the first delinquency date. Servicer researched the account and
                  from mortgagor         found incorrect payment history and findings were corrected.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017 and noted on 09/XX/2017.
                                         The borrower stated on 10/XX/2017 would delay filing a claim due to wanting to make payments first.  The commentary dated
                                         12/XX/2017 states no damage.  The commentary dated 08/XX/2018 reflects a delayed insurance claim.  The details of the damage was not provided and there is no evidence of a claim being filed.
762684804 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/04/XX/01/XX/27/2011
                  property; identified   and there is no evidence of reaffirmation.
                  and documented         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
907396896 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower called in from to get branch endorsement for claim check received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
631653644 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called in and was provided with the insurance payment history and the call was transferred to lender placed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma in 09/2017. There is no evidence noted to suggest that the property was impacted.
808428282 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         04/XX/2018- contacted borrower-third party unidentified... stated will be making payment today. 08/XX/2016- Borrower called in ref to documents letter received advised incorrect disregard.08/XX/2016- borrower called in dissatisfied with servicing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
213304644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called to inform of their commitment to make two payments, one on 08/XX/28, through home banking.   Borrower
                                         explained reason for delinquency being unemployment but they have an interview scheduled the day after the call.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
664773408 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called the servicer to update the contact information and to request a duplicate 1098 be sent.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.  Comments do not reflect if bankruptcy was discharged or dismissed.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The Chapter 7 bankruptcy listed as of 04/XX/2010 appears to be entered for the wrong borrower as the name listed does not match the borrowers name throughout the comments and the commentary on the actual bankruptcy is limited.
695211804 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
884076228 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
729558060 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The servicer contacted the borrower and provided the mortgagee clause and fax number to the insurance department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FNMA Hurricane Irma 09/XX/2017.
608576472 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                  [2] Property is        Servicer provided balance and rate to the borrower.
                  located in a FEMA      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  disaster area.         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017
623860356 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments indicate modification completed 8/XX/10. Comments from 1/XX/16 and earlier indicate some damage to the property but damage appears to be resolved. Issue with obtaining waiver of lien with full information stating borrower  acted as own contractor.
644162232 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Outbound call to borrower, follow up, borrower stated had requested extension however will be able to continue making payments on account , made payment  $992.15 effective 12/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
227824426 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  No contact with borrower from 10/XX/15 to 05/XX/16.  On 05/XX/16 borrower stated will make payment on 05/XX/16 and that he received and lost overage check and requested a new check be sent. No other contact with borrower during the review period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
778212171 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                  closed                 Most recent contact with borrower to discuss how payments being applied to accounts.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Verbal and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in as payment had not been applied.  Borrower was advised that payment made in branch had been forwarded and reason for late payment was noted as payment dispute/XX/31/17 commentary opened ticket resolved and payment applied.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
109766076 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The borrower called in to inquire about the increase in monthly payment, was advised it was due to escrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
249560136 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower called in and was advised of the total amount due and advised will make payment in amount of $1117.64 on
                                         06/XX/2017. The borrower updated their flood insurance and looked into setting up bi-weekly payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2012 and there is evidence of reaffirmation.  Comment dated 11/XX/2012 reflects discharged with reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma in 09/2017. There is no evidence noted that the property was impacted.
349000344 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.  Chapter 7, XXX, filed 06/XX/2011, Discharged 10/XX/2011
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
291120885 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower scheduled payment and fees were waived.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
793168272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Borrower verified property is owner occupied and inquired about issue with misapplied payments. Borrower wanted to know if payment was received and was advised the payment was received but did not bring account to current. Borrower was transferred to Customer Service for further assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
580201974 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
647540889 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
256714326 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The further communication  borrower called to give notice that she was unable to make payment because her husband passed away. Borrower also expressed
                  from mortgagor         concerns with  credit reporting for June 2018 payment.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower called to find out why the payment had increased.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
744252180 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
474240228 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Account inquiry.  Borrower authorized 3rd party on the phone.  Advised ithe reason the payment increase later this year was due to the pending charges to interest rate from the last modification.  Advised of basic information about insurance and tax cost.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
698730226 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
471121476 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower called to discuss the increase in the escrow payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
774989889 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  On
                                         1/XX/2018, the borrower called to see why the payment submitted on Friday was still pending.  The borrower was advised that it was because Monday was a holiday.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
816753168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
116195352 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                  [2] Property is        11/XX/2018-Borrower called in to make a pmt
                  located in a FEMA      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  disaster area.         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments on 11/XX/2017 indicated a Federally declared disaster letter was sent to the borrower on
                                         11/XX/2017.
611395344 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Commentary indicates borrower calling to advise of insurance claim funds; funds were subsequently endorsed and released to the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017.
159036360 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called for general tax information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.  A motion for relief was filed 07/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
330367800 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         There was an outbound to the borrower on 03/XX/2018 to ask for payment. The authorized third party advised that she had set up the payment for 3/16 on her home banking. The agent went over long and short term options.-
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
568356306 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The
                  property; identified   borrower completed a payment by phone for $1,829.33. The borrower also asked that late fee be waived and also asked that
                  and documented         payment not be reported as late.  Representative informed borrower that was a system generate process, would send request to customer service.  Borrower is deceased and Executor/XX/17/XX/17/2018.
108806460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
960563934 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
215203884 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
810258966 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
663924324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The representative provided the explanation of fees due and discussed the repayment of fees due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
890464380 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Customer is getting too old with such high payment  too high  customer state  will be renting a room  for additional  income customer stated having a hard time not able to make a payment  today gave customer service number as customer wants to cancel auto pay offered to transfer customer declined -will call later advised is best to make a payment  so wont fall behind advised if modification not an option then can put apt up for sale  or do a short sale then possibly DIL  also customer stated church willing to help with $250. monthly for expenses  took financials no other information
                                         requested...Verified: Customer's full name . Last 4 of customer's SSN. Phone number. Full mailing address. Property is owner occupied. Property Intentions - Keep Home.Provided: Mini Miranda. Privacy statement. Attempted to provide the HUD #.Advised:
                                         A workout is not a guarantee. Credit reporting continues. Late charges continue. Collection activity will continue.Confirmed
                                         RFD  long term. Updated financial information. Ran profile r and/or discussed workout options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
630457716 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
811498842 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No contact with borrower in comments during the review period.
443292612 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Account inquiry.  Borrower stated mailed in opt out letter.  Advised have not received yet.  Account is not currently under review.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
334266240 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
516053496 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Authorized third party called in for general information of account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
907406892 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
687195012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Chapter 13 Discharged 11/XX/2014.
810405708 2       [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  requested within the   PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in to customer service on 08/XX/2018 and requested a payoff demand.  Servicer processed demand request.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
375299820 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower called in and gave verbal authorization to third party from Alliance and Associates. Third party will be faxing in the new Insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
923750352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.  Previous Chapter 7, Case XXX discharged 3/XX/08.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
970041828 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         02/XX/18 Per last borrower contact, borrower called in to get assistance with hazard insurance and was advised collection activity would continue and of assistance options
                                         12/XX/18 Borrower called and scheduled a payment by phone. Borrower stated would like to cancel auto pay and was transferred to checking department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
835575636 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017.
516813192 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Inbound call - requested payment from borrower. Borrower informed of commitment to pay $2592.18 on 4/XX/18 thru pay by phone
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2011.  Dismissed chapter 7
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
302687892 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Chapter 7 filed 3/XX/2010 case XXX discharged 6/XX/2010.
585976560 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Borrower made payment iao $713.37 and was provided confirmation number. Agent read EPP disclosure and updated borrower phone number
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
200839632 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called in and the agent confirmed that the January payment was received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
391063512 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                  closed                 Borrower called to dispute the late charges, advised borrower is was disclosed on the Note.  Gave borrower the section where to find it and that they initialed the page.  Discussed with borrower their escrow shortage.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Verbal and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was advised of total amount due.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
440243832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 12/XX/2012
                                         Hold type: FEMA Hold. Status: Active.
958366500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
618092664 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Customer called in and reviewed next due, current rate, and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
664664028 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Agent reminded the borrower to return the executed loan modification documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
799190196 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
133323330 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  The
                  property; identified   borrower made a payment and was provided the confirmation number.  Borrower is deceased and Executor/XX/31/XX/04/2013 and
                  and documented         there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
260295840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
511575288 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called regarding the final modification documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
280257852 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
723200604 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On
                                         06/XX/2018, the borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.  The notice of trustee abandonment was entered on
                                         04/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
747970692 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Son
                  property; identified   calling about how to become authorized 3rd party on account.  Borrower is deceased and Executor/XX/23/2013.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
183931605 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower was advised of total amount due. However, there was no commitment to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
839244168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
690663624 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         10/XX/2017-Notes indicate that borrower called to inquire on the fees owed on the account of which agent advised borrower the option of paying them at  a later tme. Borrower also advised of wanting to know the loan payoff. Agent advise borrower needing to speak with customer service and transferred them to that department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
165193896 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
455788824 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
662914728 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the subject property is located in a natural disaster
                                         area.   No damage was reported.
549929940 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The
                  property; identified   borrower was given the total amount due; borrower was advised a loan modification was approved and first payment is due
                  and documented         04/XX/2018 in the amount of $468.66.  Borrower is deceased and Executor/XX/09/2011.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
979028232 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damages.
499350180 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
710665620 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower stated is not interested in assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damages.
533256612 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                  further communication  Inbound call. Advised of amount due, attempted to discuss options and offered confirmation number.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit reporting dispute. Letter sent sent to borrower requesting more information. No further details reflected in notes.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: mod ?
966483252 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
625609656 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
680331960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was provided general account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
781017468 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Property in FEMA disaster area 09/XX/2017, no evidence of damage.
900169788 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The servicer provided the insurance fax number to the borrower so they could send in their insurance declarations page.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the subject property is located in a natural disaster area.
895151796 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Borrower discussed general payment information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2011 and there is no evidence of reaffirmation.  05/XX/2011- Per Noes: BK- Ch-7 Discharged 02/XX/2011
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017
947262108 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
548250612 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
473580492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
798130342 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower discussed the Recast offer.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the subject property is located in a natural disaster
                                         area.   No damage was reported.
596381352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower called with Refinance questions.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
388344600 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The borrower was provided the payment and escrow breakdown information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
879414082 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called on 04/XX/2017 to discuss their escrow account and interest rate change. The borrower also made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments on 11/XX/2017 indicated a federally declared disaster letter was mailed to the borrower on
                                         11/XX/2017.
270211872 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                  [2] Property is        Borrower made a payment by phone and account is current.
                  located in a FEMA      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  disaster area.         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower  sustained damage as a result of a Hurricane. Property's  zip code was not in the Declared
                                         Disaster Area, however the borrower filed and received funds for a claim from FEMA. Borrower used funds for repairs and remaining balance to reinstate the loan 05/XX/2018.  BThere are also notes from the Servicers indicating the Borrower provided Loan Modification documents, but was not requesting a Loan Modification. Servicer states  required to review the documents sense they were provided. Note dated 08/XX/2018,
875089824 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
502269012 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
840133812 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
593122656 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
623830368 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
310885596 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
397484100 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower wanted to inquire on if they would be able to add a relative to their loan, they wanted to make sure they they would be provided for.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
191123523 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower expressed dissatisfaction with modification from 2012, advised the property is tenant occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
169512168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Commentary states borrower called in and a payoff demand was processed for the account. Borrower was provided with general payoff information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Retouch completed, no updates made
873600420 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                  property; identified   Spoke with borrower,  Borrower is deceased and Executor/XX/27/XX/27/2018 indicates that the servicer received correspondence
                  and documented         that the borrower is potentially deceased - death cert is not noted.
943732356 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
793832340 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
955957464 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  the borrower called for a general status.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
345641688 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower discussed the escrow analysis and requested a monthly statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
727007292 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
628688424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
963424476 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The
                  [2] Property is        borrower called in about escrow payments.
                  located in a FEMA      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  disaster area.         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.
259118166 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The representative advised the borrower of the total amount due.  The borrower called in regarding the late charges.  The borrower sent a payment in the amount of $119.19 and wanted to know how the money was applied.  The call was transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
854558041 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower inquiry in regards to natural disaster relief.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The borrower was affected by Hurricane Irma, which was declared a FEMA disaster on 9/XX/2017.
425109888 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower asked for the insurance department to update information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
639254196 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to find out the amount of principal during the modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
842652804 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
140481898 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
629438124 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called for a phone number to a banking center
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
429857988 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
344961960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
349400184 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower requested to have payment reviewed, payment was misapplied.  Made the correction.  Borrower inquired abut payplan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property is in a FEMA disaster area due to Hurricane Irma declared in 09/2017, property inspection was completed and no damage noted for property.
710868906 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Borrower called to discuss fees. Borrower also called in payment July payment for 2016 was an oversight. Borrower is dissatisfied with the collection process, especially last month 07/2016.  Advised if no confirmation number is given the payment did not process.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property is in FEMA disaster area, but no property damage.
122391024 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
834046587 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Inbound call from borrower, expressed concerns about customer service received and said that they were informed that they were late in 08/XX/2018. Servicer apologized and after further review , informed that payment for 08/XX/17/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Retouch completed, updated most recent comment date only,
322887084 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in promised to pay in October, but couldn't provide a date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
911435280 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Written and the reason is Payment
                  from mortgagor         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a written dispute regarding the terms of the modification.  The review of the account revealed no issues.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
651879144 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
978888288 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower made a payment over the phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
164024364 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Commentary indicates last borrower contact requesting refinancing info and discussed short & long term treatment options.
                                         Discussed escrow breakdown, increase in escrow payment/shortage,, insurance payment history, and basic insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
436386357 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in on 07/XX/2018 with general questions about his MHA modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
390473748 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called in and agent advised borrower of next payment due date which was 5-1-18, provided principal information and emailed deed of trust
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
688074660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Called and spoke with borrower regarding status of account, went over evaluation letter. Borrower does not want to sell.
                                         Discussed refinance options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
739054260 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower asked for a call back , stated still at work
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
348760234 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
379428168 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower was advised of the total amount due and promised to drop the payment off at the branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 11/XX/2017. There is no evidence of damage to the property.
409199076 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called in about returning the modification documents. Servicer advised that documents can be returned by 09/19.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
594732012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
633826368 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called regarding a note left on her door to call us. Rep advised the borrower of the status of her modification last trial payment is scheduled and advised borrower of the next follow up date
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
162834840 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Borrower called 2/XX/2016 and was transferred to Refinance. Borrower gave a commitment to pay $1571.25 on 3/XX/2016.
                                         Borrower called 11/XX/2016 to discuss payment assistance and was advised on 12/XX/2016 the Modification (MOD) packet was mailed on 12/XX/2016; discussed completing the packet and returning it.  From 12/XX/2016 to 2/XX/2017 there were several conversations regarding completing the MOD application and the documents needed for review; borrower expressed dissatisfaction of the review process.  On 2/XX/2017 borrower was advised all documents are on file and pending decision.
                                         On 3/XX/2017 the borrower received the decline letter; borrower not happy; call disconnected.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
750489684 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called regarding PMI. The borrower was advised that there was no PMI on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The loan was modified outside of the review period.
691372344 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Inbound call concerning credit correction request.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
746215371 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in and enrolled in a "PayPlan" account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  There is a "BNKRPT"
                                         comment section, but no details about a bankruptcy were found
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
586322712 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
401379384 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called and was transferred to the business partner queue where the pay plan was updated additional principal amount.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: 1353
149020368 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The servicer made a collection call to the borrower and advised of the total amount due, negative credit reporting, notice of intent, and late fees.  The servicer also advised that collection activity will continue up to foreclosure.  The borrower made a commitment to make several payments at the branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
540425952 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
729598044 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
343581270 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
408406572 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower was advised to obtain insurance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
641974320 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called to discuss payment assistance  for disaster relief. Servicer reviewed options Borrower declined.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2012.  A motion for relief was filed 05/XX/2013.  Prior Chapter 13 Bankruptcy filed 10/XX/2009 with a case # of XXX
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property is located in FEMA Disaster area.  Borrower sought payment assistance , but did not report any damage. Date of disaster 08/XX/2017.
792922704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called about the payment on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
548150652 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damages.
653789216 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to update their account and add a third party as an emergency contact.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
850109944 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower requested funds in the amount of $27.10 moved to escrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
334233140 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On
                                         4/XX/2018 outbound call to borrower to make payment for third trial payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
822207771 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called to ask about principal incentive payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
644672028 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Outbound call. Processed payment, provide confirmation number and advised of short term and long term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
835236468 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower spoke to the servicer and was advised of the next due date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is in a FEMA disaster area 09/XX/2017, no evidence of damages.
662244996 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower wanted to know payment types.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
788962176 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of property damage.
535856409 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Retouch completed, updated most recent comment date only
740265966 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
594876204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
714718521 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
148850436 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The
                  property; identified   borrower authorized a payment in the amount of $1699.13.  Borrower is deceased and Executor/Heir exists to dispose of
                  and documented         property; identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
486735228 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
971971056 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Spoke with the borrower and discussed the escrow shortage and the increase for the escrow included in the payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
756597240 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
590721832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower was asked for payment. Borrower expressed dissatisfaction with customer service experience. The source of his dissatisfaction was all of the collection questions.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
880217772 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called in for account information. No further details of call provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
945190924 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called and spoke with the servicer about their due date/XX/2017.
767146540 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2009 and there is no evidence of reaffirmation.  A motion for relief was filed 08/XX/2009.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
106168762 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was provided with account details.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
499400163 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         outbound call to borrower, spoke to 3rd party whom stated borrower is not available.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
961487664 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
489204240 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower confirmed the mailing address to get the loan documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
415643676 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  There is a "BNKRPT"
                                         comment section, but no details about a bankruptcy were found
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
883266552 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
933896601 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Account inquiry.  Processed phone payment for $2747.01 effective 01/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
575904796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
457854210 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Per last borrower contact, borrower called in to make a payment of $667.63.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
727570896 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
469102284 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
965073816 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower called in want to have his principal balance lowered or his interest rate lowered and lower payment. Stated not having issue making payment just property not worth the amount they are paying at this time.  Discuss modification review borrower did not want to go thru paperwork. Just wanted to be able complete over the phone. Advise not an option. Discuss
                                         Florida hardest hit funding if qualify advise not able to advise if qualify or not.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
589923936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
221197878 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On
                                         07/XX/18 borrower verified information on the outbound call and then hung up.  No other contact with borrower during the review period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
863814336 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
528538500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Borrower called in. Servicer explained interest rate changes and the payment differences.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
819901908 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower called but no detail comments noted
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
868536258 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called in to confirm if signed recast form was received, confirmed we received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
486035508 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
932786736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower was provided with the principal balance, payment received/next due information, current interest rate, and escrow balance.  Also provided payment and escrow breakdown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
286825224 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
143105688 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Representative verified impound amounts and type collected, explained reserve requirement, epp payment posting, and discussed escrow account with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
483980640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower requested a review for PMI/MIP deletion.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
679624048 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called in regards to modification documents.  Borrower wanted status.  Package was missing docs, and they do not appear to have been sent as mod was never finalized.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
617213016 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
777554458 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
602239008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called to inquire about refinance options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
764269428 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
453508524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
988224552 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  No contact with borrower from 10/XX/15 to 09/XX/17. On 09/XX/17 borrower called and requested assistance due to hurricane Irma.
                                         Borrower was offered temporary forbearance. On 10/XX/17 borrower was contacted but could not talk. On 11/XX/17 borrower stated will start making payments once the forbearance plan ends. On 12/XX/17 borrower stated does not need assistance and will continue to make regular monthly payments and asked about lowing interest.  Borrower was advised to refinance. On
                                         01/XX/18 borrower stated will make payment at the branch. On 04/XX/18 borrower stated will make payment at branch on
                                         04/XX/18. On 05/XX/185 borrower made payment by phone dated 05/XX/18. On 08/XX/18 borrower made payment by phone. On
                                         10/XX/18 borrower called about insurance and was transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
517372968 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called to inquire about assistance options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
547590876 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
763344540 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
897081024 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower called in about statements.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
954348108 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
906427284 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
393322608 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                  property; identified   Borrower called in about loan not reporting on credit due to bankruptcy and the call was transferred to the bankruptcy
                  and documented         department.  Borrower is deceased and Executor/XX/19/2011.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.  Comments state borrower called in due to loan not reporting on credit due to bankruptcy. However, details of the bankruptcy not provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
696181416 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Servicer advised of ARM adjustment and new rate and payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damage.
640251924 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower asked to speak with agent, updated policy & collected missing information
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
775759572 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
239746023 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called to order payoff and information on how to cancel PMI.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damages.
208196688 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called in to advise that payment in the amount of $722.97 will be made on 4-13-18 at local branch. Agent advised of short and long term options. Borrower had questions about the $60 in fees, agent advised that they are due to inspection fees. Agent offered to connect her to customer service to see if they could waive fees but borrower declined.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
254408196 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Lender spoke to borrower and advised that information was needed from them. Loan is due for 10/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
453964599 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                  further communication  Borrower called to get insurance information.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed late payments on credit bureau. Servicer researched payment history and determined credit reporting was accurate.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
870925780 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
237690492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
217712880 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower contacted the servicer to  request assistance due the increase in the payment.  The servicer attempted to  update the borrower financial information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
712494888 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
556947132 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in to verbally authorized husband to speak on her behalf.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
682077060 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
536005512 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
492980280 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No contact with borrower in comments during the review period.
179568144 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The customer called in and was provided loan terms and general information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property was located in a natural disaster area per the comments 10/XX/2017
329594068 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
872930688 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called in and requested a name change and was advised what was needed for that service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
170262972 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2009 and there is no evidence of reaffirmation.  04/XX/2012:
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Retouch completed, most recent comment updated only
755358898 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
926727318 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Authorized signer called in to make payment over the phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
958816320 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  On
                                         12/XX/2017 spoke to borrower and informed borrower of payment was received. Discussed the payment will bring current and no sale date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
373470552 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower said she sent in form with a check to set up auto pay and it's been a couple months and still nothing yet. Borrower didn't choose it she wanted it taken out bi weekly or monthly. Talked to customer service and they can fix it for her.
                                         Borrower called to make a payment in the amount of $2,555.09.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
937554828 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
882164712 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on
                                         10/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
138934404 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Spoke to borrower about the required documents needed for modification.  Received all required documents for modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
336482690 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
311815224 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
665433720 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Comments indicate modification completed 11/XX/2011.
246790632 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                                         Borrower called regarding insurance claim.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Repairs mentioned funds were held by servicer.  Funds have been released to  borrower, and requesting an final inspection.
859176192 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
510495720 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The borrower advised he is working with "Keep you home California" for  assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
366456694 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is cramdown.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
545605434 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called in and made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
668332560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called in to get escrow figures, ordered monthly statement, and made their monthly payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
879518052 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower made commitments for the next 2 payments of $1750.00 on 08/XX/2017 and $1750.00 on 08/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
324220260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
424320204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
709271628 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Authorized third party called states has  management company the bill and  called to verify total amount due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
334386192 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
242775721 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.
                                         Borrower was transferred to specialty queue
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.  Case system closed
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
694442112 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
485295804 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         inbound call asked for payment caller informed of their commitment to pay $1559.03 on 01/XX/2017. dropped off at branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
900199776 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
605187828 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
800209788 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.  Loan converted from chapter 13 to 7 on 05/XX/2011
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
208891644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
326139492 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
155857632 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
101889228 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called and updated their contact information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
764514072 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         12/XX/2016: borrower called to express dissatisfaction regarding payment/XX/25/2017
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
832003566 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called to schedule a payment for the last day of the month.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 11/XX/2017.
147281064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
546251412 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
913394496 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Advised borrower that the check or money order was illegible so payment was not applied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
725009880 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in to customer service  and requested information on monthly payment, escrow and general loan terms.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
297720864 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Spoke with borrower, advised to call customer service dept to correct info on Lamp - provided customer service dept - may provide correct docs to correct info.  I informed borrower - we received the a form from borrower showing the last 4 of his
                                         SS - spoke with TM - & ok to verify 4506T.  Borrower will call Customer service dept - to fix the issues.Provided contact
                                         info.To complete assumption review all documents needs to be resent.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
150793968 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
843855606 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
548930340 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On
                                         4/XX/2018 Borrower called about having a loss draft check endorsed. Servicer opened a claim.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
906663732 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
153384660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called in to advise the servicer that they were still working with HHF and are waiting for their decision before they proceed with the servicer's options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Comments from 1/XX/18 state the borrower is no longer working in order to care for a parent
758106636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Retouch completed, updated most recent comment date only
828927099 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
105667716 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called to obtain loan status and insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
473640468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2018.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
805417704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The loan status is current and performing. On 07/XX/2016 the borrower called regarding the payment she made on 07/XX/2016 she later received an email stating the payment has not been received, the servicer contacted the research department to confirm the payment and ensure it was applied correctly.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
602109060 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower will send marriage documents to to name change.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
983760648 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                  property; identified   01/XX/2017: borrower called in stating that she needs assistance due to having a reduced income; stated son no longer
                  and documented         receives SS.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
275799636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
517679292 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                  property; identified   Servicer provided update on recast and loan status.  Borrower is deceased and Executor/Heir exists to dispose of property;
                  and documented         identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
941111740 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
388624488 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
586705224 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
895761552 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The customer asked about sending proof of the W-9 to make sure everything is correct.  The borrower promised to return the documents and updated the contact information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the subject property is located in a natural disaster
                                         area.   No damage was reported.
661327708 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called stated not past due  authorized payment over the phone last month the 12th. Borrower said the funds were there and was not his error verified the checking account number and a zero was missing send a request for the late fee to be waived.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017
203958384 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Went over account with borrower and advised permanent mod docs were received and passed QC. Borrower was also advised that they would receive a copy of it with signature and that account will be monitored for the next 60 days.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2007.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017
116013576 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
784825944 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The loan status is current and performing. On 09/XX/2018 the borrower called to make a payment in the amount of $1530.11. On
                                         11/XX/2016 the borrower called to make a payment, and stated the reason he was late was due to him being out of town and the payment slipped his mind, in the future he will set up a payment plan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
984056220 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called to make a payment in the amount of $1363.44 on 11/XX/2018 via phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
830566776 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
231117516 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Retouch completed, updated most recent comment date only.
734206200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Caller verified if his payment was due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
824270160 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower was advised the account is current but was informed that follow up calls have to be made until the Customer
                                         Relationship Manager is removed from the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
261275448 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
104168316 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower wanted to know about the interest rate. Also made a payment by phone and borrower asked why payment wasn't drafted out their account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
685111482 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called in requesting the fax number to send the documentation. Borrower advised she was approved for $50k from HHF
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
997270932 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         Borrower called for payoff request.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Property in FEMA disaster area 09/XX/2017; no evidence of damages.
255054492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Comments from 8/XX/18 indicate Modification completed with first payment date of 7/XX/18. Borrower was unaware and made the
                                         August and July payment at the same time.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2010 and there is no evidence of reaffirmation.  Comments from 9/XX/2017 indicate no reaffirmation agreement filed.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
425209848 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in for a year end statement to be sent.  General loan information was provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017. The borrower filed a claim for damage prior to the hurricane. Claim checks were received on 10/XX/2016 in the amounts of $6886.51 and $7587.77 and were endorsed and released.  Additional funds were received on 04/XX/2017 in the amount of $10685 and was released to the borrower.  On 11/XX/17 BANA inspected the property and reported it in good condition.
678042189 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Retouch completed, updated most recent comment date only
609409053 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
296130762 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower made a commitment to pay $1,104.59 on 11/XX/2018 by regular mail.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
455524443 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
257904207 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower called to inquire about loan status and to confirm commitment to pay $1426.64 on 11/XX/2017 by Wednesday. Borrower
                                         explained that payment on 11/XX/2017 might have been rejected due to insufficient funds and would conduct a funds transfer to cover the amount.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
743512476 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
805287756 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The
                  closed                 agent provided the borrower with the monthly payment amount  and discussed the payment due.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2015.  The dispute type is Verbal and the reason is income calculation dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.
                                         Income calculation dispute
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on
                                         06/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Retouch completed, updated most recent comment only
898290540 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in a payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
982360704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Analyzed account and sent overage. Monthly statement was requested.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
809775960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
755007876 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower is not interested in assistance with the bank. Borrower discussed about the $5k incentive that the bank owes and stated someone has taken care of it. Rep. advised borrower will be assigned for the next 60 days and will try to put borrower on a monthly call instead of weekly. Rep. stated borrower sounded irritated that the bank keeps calling.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
481157460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
906879303 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
420945794 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
105729426 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
734706000 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
565033896 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Retouch completed, no updates made
234303130 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
123250680 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
958236552 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Account inquiry.  Advised no property damage from hurricane Irma, but,  wanted to know since in disaster area what assistance available.  Advised of special forbearance went over the program.  Advised the program is for homeowner's experiencing hardship not a deferment of payments.  Borrower will discuss with family and call back.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
706957104 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2012 and there is evidence of reaffirmation.  Missing documents
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
745930784 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The
                                         Borrower called to inquire about payment deferment and verified the property is owner occupied. The servicing agent advised the borrower that payment deferment is no longer offered option. The borrower was also advised of credit reporting, late charges and collection calls will continue leading up to foreclosure. Agent advised the borrower to apply for a loan modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
610535688 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower called in and provided one time authorization for spouse to discuss loan. Borrower verified property s owner occupied and was informed of total amount due. Authorized caller conducted a payment on the account. The agent advised caller of short and long term payment options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
390630933 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
110325852 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in to inquire about the escrow overage check they received. Servicer ordered a monthly statement and provided the payment breakdown including escrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
746555337 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: No evidence of recent contact with the borrower.
                  closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Verbal and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit
                                         Reporting.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No change in loan status.
975699564 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Confirmed that the loan was not reaffirmed
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
770551656 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The loan status is delinquent 90 days, the borrower has completed the 3 Trial Loan Modification payments. On 09/XX/2018 the borrower called the servicer to make the Trial payment in the amount of $929.25 for 10/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: On 12/XX/2017 the account was noted, the FEMA letter was mailed to the borrower, regarding Hurricane
                                         Irma.
269372208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
929108208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower made commitment to pay
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
683906328 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
740043864 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower completed modification, updated contact information .
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
977009040 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called and stated she have requested to not get calls.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
255204477 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called to make a payment and was provided the confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
429294124 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Retouch completed, updated most recent comment date only
415333802 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower was provided basic insurance information, the mortgagee clause, and the fax number to the insurance department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a natural disaster area.
489963936 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called requesting payment assistance but was not interested in the Special Forbearance plan as explained.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane Irma (10/XX/2017). No property damages were reported.
749875005 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
609246204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called in and was advised of time frames and steps regarding the endorsement review.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
919342116 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
690730920 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Borrower expressed dissatisfaction with billing and statement, borrower also discuss with representative disturbing email they received concerning payment. Borrower called to see if payment had been received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
590923536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
624835008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2013 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
101179512 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
213154704 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
548770404 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         During most recent contact borrower advised modification documents were returned and receipt of documents was confirmed during call.  Commentary indicates permanent modification completed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
835845528 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Comments show borromer called in to check loan status and payments. Servicer advised payment applied to escrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
690863544 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
853558440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Hazard information recieved
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
680527680 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                  property; identified   Borrower called to discuss a refinance and was given a toll free number.  Borrower is deceased and
                  and documented         Executor/XX/18/XX/08/XX/14/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
616443324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Comments show contact with the borrower regarding possible workout. The borrower advised they were no longer interested in workout review.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
722627730 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
784668612 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         03/XX/2016: Borrower called servicer and was provided with total amount due; HUD phone #.  Servicer advised that late charges and collection efforts will continue until account is brought current or up to foreclosure.  Borrower called to see about payment and was told the reason that it shows is that there is some late fee of $212.00 and a balance due of $15.00.
                                         Borrower advised would make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
567177312 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called on 12/XX/17 to make a $1675.51 payment and to ask for the balance.  Borrower calls in periodically to make payments though contacts are minimal. The loan is currently performing with two, 30-day lates in the past 12 months.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
564343560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on
                                         07/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
589124256 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                  property; identified   Borrower called in to get amount due.  Borrower is deceased and Executor/XX/11/2013.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No change in loan status.
896540656 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
394752036 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower made a promise to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2011 and there is no evidence of reaffirmation.  Comments show loan was in bankruptcy which has since been discharged
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
218182692 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called in to inquire about escrow amounts.  The agent also discussed the adjustable rate adjustments including next amount due and effective date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 11.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2011.  Comments also reference a chapter 11 bankruptcy (case# XXXXXXXXX); however, this case was active concurrently and was discharged on
                                         01/XX/2018.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
894761952 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
312694872 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
190023960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower was provided the monthly payment amount.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
378038724 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
987374892 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
393792420 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
724690008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Comments show borrower called in and discussed loan status and scheduled a payment. The borrower called in on 10/XX/2018 and said the payment of $468.57 was made at the bank and was noted to the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
119362236 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called in to make a payment. Servicer provided confirmation and call back numbers.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
347840808 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
953469268 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in and was transferred to the special loans department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
317432976 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                  further communication  Representative informed the borrower we received the signed permanent modification documents and to please allow time for
                  from mortgagor         closing.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the reason is Fee
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A dispute regarding a fee from 07/XX/2010 was received on 09/XX/2017.  A letter in response was sent the same day.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
980247744 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         HAMP Step Rate Letter mailed to borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
346101504 2       [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  requested within the   PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower requested a payoff statement and the fee was waived.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
233490660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower requested a title transfer package to be sent to them and the servicer went over general information with them.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
641731628 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
523840380 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in regarding fees. The account was sent for research and notes indicate that $51.52 was waived.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Hold reason: FEMA Hold. Hold comments: Hurricane Sandy 01/XX/2013.
863394504 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The
                  closed                 authorized signed called in to request account information such as unpaid principal balance, next due date, current interest rate and escrow balance.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The authorized signer called in to have the credit report corrected for the April payment that was received on 5/XX/2018.
                                         He claimed the payment was made on time. The agent connected customer to customer service for assistance.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
565833576 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Customer unhappy with modification terms.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
845510864 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The customer called in to request a copy of the 1099A/1099C tax form.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017
364784028 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
911588832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The borrower called in to advise will not be able to make the August payment on time and requested for payment to be deferred to the end of the loan. The agent informed borrower that the payment cannot be deferred but can apply for assistance and the borrower stated that this is temporary.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
164393424 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                  further communication  Borrower called on 5/XX/18 to process a payment.  Limited contacts with the borrower.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2016.  The dispute type is Written and the reason is Dispute reason not disclosed.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower mailed a document requesting validation of account information.  The account was reviewed and confirmed the rating was correct.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
977292261 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
407097096 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
875514862 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
786875124 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
830666772 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
797420484 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On
                                         08/XX/2018 the borrower confirmed their payment was received, The borrower also discussed the loan balance, interest rate, and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
108866436 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to make a payment and wanted to know options for escrow account. The call was lost and the payment was not made.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma in 09/2017. There is no evidence noted that the property was impacted.
599580072 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
365713656 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
675549672 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called in and agent processed EPP and provided confirmation number. Agent also provided NACHA Disclosure and transferred homeowner to PayPlan verification queue
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
300319824 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
581443688 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower returned call stating will be making payment and not interested in modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
191892324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
414164268 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.  Comments show the borrower had an old bankruptcy which has since been discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
163584540 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Spoke to borrower informed of follow up call, we received permenant  modification docs. Mailed payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
932816724 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
420391776 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
889833924 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to inquire about payment amount.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
435825600 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in and made a payment and was provided with the payment confirmation number and was advised that next payment due is October.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2018.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2018 and there is evidence of reaffirmation.  Prior chapter 13 bankruptcy was filed 06/XX/2014 under case number XX-XXXXX.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
739833948 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
921051432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower called on 11/XX/18 for assistance with escrow information and where to send in payment for insurance. Servicer discussed short and long term options. Borrower advised commitment to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
167113128 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
101579352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
686691324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower stated already made a payment on 3/XX/18. Representative advised it was short by $109.99 to make a full payment by
                                         4/2018 and the borrower will need $822.64 to pay for the month of May 2018. Borrower said that is incorrect. Transferred call to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
303389310 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
961033887 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
125749680 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On
                                         04/XX/2018 the borrower called in and spoke with an agent to review the account status. The agent advised borrower that the next payment due was 05/XX/2018, the monthly payment amount, loan terms and the breakdown of the payment and escrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property is located in a FNMA disaster area due to a hurricane in 09/2017, however the home was not damaged.
405047916 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
372990744 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
866463345 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
896181384 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                  further communication  Borrower called on 4/XX/18 to inquire about the mortgage insurance.  The forbearance amount of $39,422.77 was added to the
                  from mortgagor         balance of the modification on 1/XX/16.  PMI is required on the loan because of the forbearance addition.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2016.  The dispute type is Written and the reason is PMI dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower wanted to dispute the appraisal and believes that the PMI should be removed.  The mortgage insurance information was reviewed and PMI was required.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
619442124 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
850799544 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower was advised of short term and long term options to assist with current hardship.  Borrower stated they are dealing with illness of family member.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
833463274 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower made a promise to pay in the amount of  $395.60 on 10/XX/2018 and for $383.83 on 10/XX/2018 via online.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
432913400 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called to get help with new property claim information. Servicer advised of documents needed. Prior damages noted:
                                         Borrower called for final draw status for insurance claim. Servicer advised that 100% inspection was received 07/XX/2018 and check was sent 07/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017.
891263352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
749285064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
674775018 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
183301668 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The servicer called and spoke with the borrower who stated is not late and why being called. The agent advised borrower is correct no late charge is assessed if paid by the 16th. The agent does shoe late payments were for months of November and
                                         January 2016 and just calling to see if any assistance is needed. The borrower stated will make payment in amount of $638.00 on 02/XX/2018 via web.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma in 09/2017. There is no evidence noted to suggest that the property was impacted.
232826832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
746501280 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
245760838 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower made a promise to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
969416078 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
305027940 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower called regarding cancellation of PMI insurance. Servicer advised of process.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
776619228 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
736552660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower made a promise to pay in the amount of  $1322.20 on 12/XX/2018 at Branch office.  Borrower cited waiting for surgery as reason for falling behind.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
800809548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called and the servicer provided basic insurance information to the.  The borrower requested an insurance check to be overnighted to them.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is evidence of reaffirmation.  The bankruptcy filing date is unknown.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
143792460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower was returning call from CRM, representative advised borrower that CRM was calling to follow-up on permanent modification documents, and explained that they will be receiving a copy of the documents with XXX's signature on the last page.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
649849956 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
946521240 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  CRM received inbound call from borrower stating that she is not needing assistance and that she can handle the payments.
                                         Borrower stated that she will make payment on 3-11-16 in the amount of $1,030.23 at branch
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
913924284 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
130197900 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
325286988 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
231747264 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On
                  property; identified   09/XX/2018 the borrower called in and spoke with an agent. The agent provided the principal balance, the last payment
                  and documented         received as well as the next payment due, the current interest rate and the escrow balance.  Borrower is deceased and
                                         Executor/XX/25/XX/05/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
457938394 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
160035960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
941153388 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  On
                                         11/XX/2016 the borrower spoke with an agent and the agent provided the borrower with the principal balance, the last payment received and next payment due date. The agent also provided the borrower with the current interest  rate as well as the escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
676389336 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
530517708 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
432646872 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
876939084 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
733476492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to have the account analyzed and request a monthly statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
462964740 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
790343736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called int o request a duplicate 1098 tax form.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
796881123 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Account inquiry.  Property is owner occupied.  Provided total amount due and asked for payment.  borrower informed of commitment to pay $1442.19 on 08/XX/2016 by regular mail.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
933956268 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
335255844 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
409356192 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Comments show borrower contact regarding status and payments. Comments show borrower commitment to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Comments on 11/XX/2017 indicated the property is in a federally declared disaster area and a letter was sent to the borrower on 11/XX/2017.
613654440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
215893608 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The
                  property; identified   borrower returned the servicers call and informed the servicer a payment of $2,256.78 would be made at the local branch on
                  and documented         08/XX/2018. The servicer advised the borrower of short and long term options.  Per commentary the servicer received a copy of the death certificate for the borrower on 08/XX/2009, the date of death was not notated; however, the son was on the warranty deed and assumed the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
247341024 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower contacted the servicer to ensure the Dodd Frank Certification was received; servicer advised it was and to please ignore the second notice that was sent.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FNMA Disaster Hurricane Irma 09/XX/2017.
702308964 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On
                                         11/XX/2018 the borrower called in and spoke with an agent regarding their monthly payment. The agent provided the payment and escrow breakdown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
744861936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
580687632 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The account has been performing for over 24 months and the servicer has not been attempting to contact the borrower.
839062154 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The representative discussed with the borrower the payment adjustments regarding the missing/misapplied payment and payment posting information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
654787980 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower requested loan information  principal balance, payment received/XX/17/XX/24/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
888144600 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
404897976 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Over the last 12 months the loan has been performing. On 1/XX/2018 Borrower discussed the escrow account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
510217936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
680037876 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower called stating has not received the decline letter. Representative reviewed the information with the borrower.
                                         Borrower states only gets paid $1500 per month and does not have enough to live on. Borrower asked what the guidelines are.
                                         Representative advised they are different for loan type. Advised if can appeal when gets the decline letter if determines there was an error in the decision. Borrower advised the payment is going to increase in the next month or two.
                                         Representative advised can do a new review that bases on this change of circumstances and put the reason as an increase in payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
122235548 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called in and advised their payment didn't go through and made another payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
725607432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Most recent conversation with borrower was borrower calling in to discuss PMI deletion.  Loan is performing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
461185452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
784975884 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma declared 09/XX/2017.
                                         There is no evidence noted to suggest that the property was impacted.
727009080 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in to make a payment. The borrower didn't agree with the payment amount and said it was too high. The agent indicated there was an escrow adjustment in June, but noted there was no escrow shortage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  there is a "BNKRPT"
                                         comment section, but no details about a bankruptcy are provided
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: the borrowers are retired and on a fixed income. they get their benefits on the third Wednesday of each month
205087932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The loan status is delinquent 30 days, due for the 09/XX/2018 payment. On 08/XX/2017 the borrower called to make a payment in the amount of $3050.29. on 07/XX/2017 the borrower called the servicer to cancel the auto-draft on the account. On
                                         06/XX/2017 the borrower called and made a payment in the amount of $2014.90.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Updated File Review-1/XX/2019-Updated Recent Comment, and any other pertinent file information the notes reflect from the servicer.
104589540 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
594112260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
305827620 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower made a promise to pay $2149.73 on 05/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
392502936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
789268428 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
891543244 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
616293384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The borrower called in to verify interest information for loan modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
944881896 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower was advised of permanent modification documents sent on 07/XX/2018 and needs to be returned by 07/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Federal disaster area for hurricane.
475299804 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
269652096 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower updated his contact information and discussed payment posting information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
409909005 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called and was provided the fax number to the tax department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
638646129 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
490270968 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
302848812 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  On
                                         2/XX/2016 Borrower called with an escrow question.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
648970308 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Outbound call to borrower, servicer asked borrower for payment, borrower stated would make payment on date of contact but in part and provide the rest in 2 weeks.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
467481300 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
761765172 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
817556456 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called regarding insurance and escrow overage amount.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of property damage.
434143154 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
353198664 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower ordered the loan history
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
407283708 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower calling lender to get loan info. Given principal balance and other loan info
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
767362932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called to make a payment in the amount of $2405.83 dated for 05/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
171221484 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
590741828 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Outbound call to borrower requested payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
127798860 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower called asking about payment amount due, inquiring about the adjustments that was not performed. Borrower wanted monies moved from principal to cover his monthly payment. Transferred to zero coupon for adjustment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
280757652 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
666626648 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
312048792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
274812516 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called saying they received a call from lender however the representative had no record of a call to borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
240890364 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The representative discussed the due date/XX/21/XX/11/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
172915410 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  A
                                         Hamp recast letter of interest was received by customer service on 09/XX/2018; package received 10/XX/2018 and recast completed effective with the 11/XX/2018 payment; all without direct contact.  Servicer attempts at direct contact have been unsuccessful and loss mitigation notes indicate there is no good phone number on file.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
491683248 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
774450096 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
788664408 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  CRM called borrower in regards to email received from borrower. Agent advised borrower that funds were received and that account is not in foreclosure and funds in the amount of $9240.80 will be applied to payments and late fees.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
580957524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         02/XX/2016- Borrower called in reference to payment increase- stated did not want to refinance xfrd to servicing for assistance. 02/XX/2016 and 02/XX/2016- called in ref to monthly payment increasing- rep advised escrow account on a fixed interest rate per modification- rep gave contact information for servicing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
868792344 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
139534164 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in and made payment of 2374.08.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
399090300 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Provided payment and escrow breakdown, increase in escrow payment, escrow shortage, and confirmed insurance information updated
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
973661052 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called regarding the loss draft check in the amount of $28,611.97.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
868132608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
906078748 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called to make a payment and was provided the confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
729847944 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Borrower inquired about escrow overage and servicer ordered statement
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
619332168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on
                                         05/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
933026640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The loan status is current and performing. The borrower spoke to the servicer on 01/XX/2016 regarding questions on his escrow account, the loan is being monitored with Hardest Hit Funds Program.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.  Comments dated 05/XX/2013 Chapter 7 case #XXX Filed
                                         03/XX/2011 Discharged 12/XX/2012 Close out 05/XX/2013.
                                         Comments dated 03/XX/2011 Chapter 13 BK Case # XXX Filed on 12/XX/2010 Dismissed on 02/XX/2011 (Trustees Final Report)
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
200629866 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Provided general tax Info (parcel# due/delq dates). Provided fax number to the tax department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
594070587 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
746595333 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         03/XX/2018: Servicer spoke with borrower and provided: total amount due; provided the HUD # and applicable NV #'s per Nevada
                                         Senate Bill 321.  Servicer asked for payment and processed a phone payment in the amount of $717.28 effective 03/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
255338922 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                                         Borrower called to make payment and update contact information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damages.
574352559 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
443435652 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
950549628 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
522171048 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                  property; identified   Borrower was advised to continue making trial payments despite receiving collection letters.  Borrower is deceased and
                  and documented         Executor/XX/04/XX/16/XX/12/2018-Inaccurate credit reporting. Payment ratings have been updated for months of 8-10 2017 due to a remediation of modified loans.
484493082 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
126249480 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in to get a tax statement and to make payment on 2 accounts.  The borrower was transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
365196946 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower provided basic YES information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
374580108 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower made a payment by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
810825540 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower did a dodd frank for pay plan incentive. Borrower was advised to do a commitment to manager.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
199610070 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  The borrower called in requesting a payment history for 12/XX/2015.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
708836352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Phone payment was processed in the amount of $1891.42 effective 06/XX/16.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
260435784 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Co-
                                         borrower called in because a doorhanger had been left at door.  Co-borrower refused to discuss financial situation and stated primary borrower was disabled.  The co-borrower was still working.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
778598436 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                  property; identified   Executor/XX/19/XX/04/XX/08/2012.
                  and documented         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
155227884 2       [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  requested within the   PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On
                                         8/XX/18, the borrower requested a verbal payoff demand.  This information was provided.  The address was updated on 7/XX/18.
                  [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2016.  The dispute type is Written and the reason is Payment
                  Servicer responded     Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication within 60 days and no  from mortgagor.  On 4/XX/16, the borrower disputed the payment history and payment rating. The borrower requested a courtesy further communication  adjustment. The account was researched and no errors were found. A denial letter was mailed on 5/XX/16. The borrower sent a
                  from mortgagor         letter stating that the dispute was not resolved, but did not address any specifics. More information was requested from the borrower, but the borrower did not respond to the request.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
323895208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
896560335 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in to customer service  with authorization to speak with third party on account; servicer provided general information. On 09/XX/2018, the borrower called in to state that the property was vacant, was being maintained and borrower did not want any work done. The same day the notes in loss mitigation regarding customer contact  show the borrower stating the property was owner occupied
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: No contact was made within the review period.
250209876 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The modification agreement was mailed to the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
920831520 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
412348761 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called to see why there were fees on the account from reinstatement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments on 12/XX/2017 indicated the property was in a FEMA disaster area.
845851524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
165353832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called regarding $6 online fee.  Stated they had paid online.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
582476916 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called the servicer to update their bank account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
402458952 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower wanted to know if there were any programs that could help with home repairs Offered refinance number to call .
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.  A motion for relief was filed 10/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
577702224 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The loan status is current and performing. On 03/XX/2018 the servicer noted the account, the property was impacted by Hurricane
                                         Irma 09/XX/2017 the borrower accepted a 90 day Special Forbearance Plan, at the end of the 90 days the account was current and the borrower stated they did not need further assistance. On 02/XX/2018 the borrower called the servicer regarding a fee on the statement the servicer advised the fee was for the inspection. On 09/XX/2017 the borrower contacted the servicer to apply for the Special Forbearance Plan due to Hurricane Irma. There was no evidence of contact with the borrower prior to
                                         09/XX/30/XX/14/2017.
357916776 1       [1]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                  insurance claim and    Borrower inquired about inspection letter and claim.  The borrower stated the claim is ongoing and is not ready for funds held by servicer inspection.
                  with indication of     EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  related contractor bid REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                  repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower filed a claim for damage due to Hurricane Irma on 09/XX/2017.  Claim checks were received on 02/XX/2018 and 02/XX/2018 for
                                         $12250.27 and $1481.  The endorsements were approved on 03/XX/2018.  The borrower called in on 04/XX/2018 stating received an inspection letter and stated the claim is ongoing and is not ready for inspections.  The details of the damage and status of repairs were not noted.  Property repair is in process.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
373882608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower called in and the next payment due was discussed. the agent comments indicate there was a HAMP recast payment change.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
775812411 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called in about payment adjustment. Advised the next payment due 1153.47.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
296420355 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Borrower updated his address and no further communication was noted.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The loan status if current and performing.
946961064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Third party calling to discuss fees on the account
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
151889220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
156887220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called discussed a payment reversal that he states was never authorized.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
819102228 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
638296164 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a natural disaster area.
214248573 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                  [2] Property is        Borrower called in to discuss the escrow shortage.
                  located in a FEMA      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  disaster area.         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
202928796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
987894684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
689953908 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
847710780 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
420341796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
645281784 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The comments on 7/XX/18 indicate the following information was provided: the principal balance information, confirmed the payment was received and provided next due information, provided the current interest rate and the escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  There is a "BNKRPT"
                                         comment section, but no details of a bankruptcy are provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
123667632 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         02/XX/2016- Borrower called in- confirmed mailing address- received letter stating returned mail- home is owner occupied-
                                         Customer request information on principal & interest payments. Rep attempted to provide HUD# and alternatives- Current loan-
                                         provided number for customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
625659636 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On
                                         05/XX/2018 the borrower spoke with an agent and was advised that the modification was completed and loan was current minus the fees that were still on the account for $378.26. The agent advised the borrower that the next modified payment was due on 06/XX/2018 in the amount of $1266.07.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
781057452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
926509248 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower returned call from servicer. Servicer advised account has been updated and returned to normal servicing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
497870772 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower was called about payment then due.  Borrower gave promise to pay on 11/XX/2017 and stated next payment would be made 12/XX/2017 stating reason for slow pay was family emergency.  Borrower kept both promises.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
795320460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
284688612 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane Irma. No property damages were reported.
312135096 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called on letter of request received.   Advised document on file illegible, need clear copy of divorce decree and quit claim deed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
986225352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments indicate modification completed 7/XX/12.
135612872 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
783033362 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower verified their information and expressed interest in a loan modification.  They were advised of the modification process.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
167413008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
371851200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The customer called in and requested to be transferred to the loan recast department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
333546528 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called in and was advised of total amount due. Agent attempted to update financial information but borrower declined. Borrower advised that payment in the amount of $1044.11 will be made on 5-4-18 via pay by phone. Agent offered
                                         TCPA but call ended before all servicing was completed. Agent also advised that taxes has increased.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
499180032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         04/XX/2018: Borrower called in property owner occupied- committed for payment date.  Had questions about escrow stated will pay the due escrow to the branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
558454149 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
629917932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
423625258 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was provided the monthly payment amount and was enrolled customer in the Pay Plan account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
353448564 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower confirmed email address
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
716116748 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The loan status is current and performing. The borrower called the servicer on 02/XX/2016 requesting to remove the Lender placed
                                         Insurance, the call was transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.  Comments dated 03/XX/2012 Chapter 7 Bankruptcy Filed
                                         11/XX/2011 Discharged on 03/XX/2012 and Closed on 03/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
186362720 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Servicer discussed modification status and terms
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.  A motion for relief was filed 02/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
211457700 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On
                                         8/XX/2018 Caller informed of commitment to pay $794.93 on 8/XX/18 via web, also completed payment from 8/XX/18 along with the late fees. Borrower also had questions about time frame for carrying PMI. Borrower requested the PMI be reviewed for cancellation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
211285452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Automated call payment retention.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
760985484 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
645311772 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
271981164 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
902339757 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Authorized third party called in regards to available assistance. Representative advised the authorized third party that the only program available is the special forbearance. No negative reporting during the program. Representative advised could still make the payments during the program if wants.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
151634835 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
893892300 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower was contact and representative asked for a payment. Borrower advised it was not the 15th and disconnected the call.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
865283748 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called to see why the mortgage payment changed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
780397716 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
610375584 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
467532912 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         03/XX/2016- Borrower called in request Spanish speaking agent- transferred for assistance. 02/XX/2016- Borrower confirmed property owner occupied- borrower complained about service experience with previous rep.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
726484674 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The agent processed a epp payment for the borrower and provided them with a confirmation number for this payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
882226968 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called to inform that she will be switching insurance companies.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
614594064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called and advised of the name change due to marriage. Borrower needs their name changed in the system and on the recast documents. Borrower was advised to send in the marriage certificate.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
362794824 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
380367792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Inbound call from borrower, borrower called to make a phone payment in the amount of $761.48 effective 01/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
648580464 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called to make a payment for $5,980.00.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
594410553 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
767522868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Last contact with borrower was on 11/XX/2018  when they called in to make payment and discuss the amount due on the loan and next payment. As of end of review of 11/XX/2018 the loan is 30 days delinquent for November 2018 payment. Comments from
                                         6/XX/2018 indicate borrower called in and made commitment to make payment $551.06 at the branch that day.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments indicate HAMP modification completed 1/XX/2013.
679784016 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  On
                                         10/XX/2016 the borrower called in and advised would be making a payment by 11/XX/2016 in the amount of $1338.02. Borrower would be dropping payment off at the branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
700039872 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in and advised they would be making a payment on 6/XX/18. The agent noted the breach expiration date of
                                         7/XX/18 and the borrower's contact information was verified.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  There is a "BNKRPT"
                                         comment section, but no details of a bankruptcy are provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
864213571 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
568412544 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower had an inquiry regarding fees on her account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
895510862 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Borrower made a promise to pay in the amount of $2000.00 on 03/XX/2017 via web
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
191163504 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
289654092 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         04/XX/2018- Third Party called in request verification of mortgaged xfrd to servicing- rep advised will need letter of authorization on loan. 03/XX/2018- home is owner occupied-borrower scheduled payment for 03/XX/2018 $2109.65- rep discussed options-Borrower ask if ex-husband debts effect her home equity? Rep xfrd to servicing for assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
109295628 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in regards to have problem with flood insurance claim dispute with insurance company.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
834096228 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The
                  property; identified   borrower requested a servicer activity log and the request has been processed and will be 7-10 business days for delivery.
                  and documented         Borrower is deceased and Executor/XX/09/2015.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
658844109 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower called to discuss modification status, and inquire about payment amount. Representative advised borrower that it was accepted by the bank, and the new monthly amount is 1611.47
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
153104688 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Discussed balance, next due, interest rate, escrow balance and loan documents with borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
886382688 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Comments from 7/XX/2018 indicate servicer reviewed modification information with borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments indicate modification completed 10/XX/2018.
457326996 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower called in requesting review for PMI deletion. Agent advised borrower of 7 - 10 business days time-frame to receive letter. Borrower schedule a payment for $810.23, effective 1/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
578798388 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Account inquiry.  Verified account. Advised total amount due, loan is in foreclosure status.  Sale date can be assigned at anytime.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
903063876 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called to make a payment of $2120.68.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
193132716 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Account inquiry.  Verified account.  Called in to see if the principal amount be forgiven advised that it cannot, Advised can look into other assistance options on account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
830673832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called to provide his updated contact information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2008.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.  Comments dated 01/XX/2013 Bankruptcy Chapter 13 Filed
                                         Discharged (Order discharging debtor after completion of plan) entered 02/XX/2012 **05/XX/2012**
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
828844198 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         03/XX/2018- Borrower stated tenant occupied- borrower called to notify of payment date- rep advised XXX offering short and long term assistance. 02/XX/2018- Notified payment will be paid at branch 02/XX/2018 for $725.54, unsure of date for next payment (Feb)..rep advised options available borrower not interested- Loan identified as cease and desist loan. 12/XX/2017-
                                         Borrower called in payment date for 12/XX/2017- will drop at branch- had questions about letter not  received for PMI cancellation. 09/XX/2017- Borrower called in payment date for 09/XX/2017 @ branch- customer had questions about late fees.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
825149808 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The customer called in and the servicer received a one-time authorization to speak with the spouse. The servicer advised the borrower of the total amount due, notice of intent, and payment assistance options.  The servicer also processed the borrower's payment.  The servicer educated the borrower on the right to designate a counselor or other representative to review the options to bring the loan current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
702019080 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called in to customer service on  08/XX/2017 with inquiries about insurance payment history and basic insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
475484884 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower requested the loan documents to be sent via fax.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
280347816 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower made a payment on 08/XX/2018, that payment should have been applied to Sept 2018 as payment instead the monies were applied to the principle August 2018. Representative told borrower the customer service could make changes for them.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
811775160 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The loan is current and performing. on 12/XX/2017 the borrower called the servicer for information on a payment deferral plan, the servicer advised of short and long term options (modification and forbearance) the borrower declined. On 11/XX/2016 the borrower and was frustrated with the online payment system, the servicer apologized and transferred her to the Recast department to further assist.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
492063096 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On
                                         4/XX/2018 Serviced provided information on the principal balance, last payment received, next due, current interest rate, and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
569603034 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  [2] Property is        12/XX/2018- Borrower called in- owner occupied- authorized payment for $2020.24 dated 12/XX/2018- discussed long/XX/11/18.
                  located in a FEMA      No damages were reported.
                  disaster area.
703228596 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower advised the agent that a more current policy has been submitted.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
138594540 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
341891608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
263564532 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
383676468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
569975982 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The authorized 3rd party called to inform of their commitment to pay $2,006.34 on 11/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
384133158 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
281967168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments indicate modification completed 7/XX/12.
709066260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
973650384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower wanted the payment amount. Servicer advised borrower of amount and borrower stated would pay online.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
655347756 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Servicer called borrower. Verified: Customer's full name. Last 4 of customer's SSN. Phone number. Full mailing address.
                                         Confirmed e-mail address.Provided: Mini Miranda. Privacy statement. Total amount due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: MI removed from loan 5/2018
131007576 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower made a payment and the pay by phone fee was waived.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.  Comments from 3/XX/17 indicate debt not reaffirmed.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments indicate modification completed 11/XX/2011.
576719220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Chapter 7 bankruptcy filed 03/XX/2009. Discharged 07/XX/2009.
757924201 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
286525344 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower is calling in to check on status of endorsed check.  Advised borrower that check was sent back for endorsement, also started we need to schedule inspection
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
361623834 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
721765618 2       [2] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  issue open with active BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The
                  efforts to resolve     borrower called in because they needed an escrow analysis.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Verbal and the reason is Payment
                                         Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  On 11/XX/2018, the borrower was contacted. The borrower advised they will not be making payments on the loan because the escrow was not removed. The servicer advised the letter mailed to the borrower on 11/XX/2018 indicated a trial or permanent modification program approved for the loan which requires an escrow account for the duration of the trial period or for the life of the loan is a permanent modification is approved. On 11/XX/2018, the borrower was contacted and the borrower advised they will not make any payments until the escrow is removed. The borrower asserted on 11/XX/2018 they would not make a payment on the loan. On 11/XX/2018, the servicer received written correspondence from the borrower regarding a refinance and escrow deletion and wanted a call back. A letter was sent to the borrower on 11/XX/2018 indicated
                                         a notice was sent to the borrower indicated the next quarter taxes and insurance will be prepared to be paid. An escrow deletion denial letter was also sent to the customer. On 11/XX/2018, the borrower advised they sent in a payment but they do not want the taxes and insurance to be paid. The borrower also indicated in September the servicer advised they could not have the insurance they had. The servicer recommended the borrower to speak with the insurance department.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
888084624 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The further communication  borrower called in to dispute the March payment due to the statement showing $0.00 was owed but ended up with a negative
                  from mortgagor         mark on credit history.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the 03/XX/2018 and was actually 04/XX/2018.  No changes were made to the reporting and a denial letter was sent.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
990433668 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
891873108 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
109156320 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was informed that the total amount of funds for the insurance claim have been released to the contractor.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
511565292 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
303828420 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
402658872 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is in a FEMA disaster area for Hurricane IRMA in 9/2017. There was no evidence of any outstanding property damage on file.
813964284 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
450799608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
390371910 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called the servicer and requested a fee waiver.  Manager reviewed and waived late fee.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
624687525 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The loan status is current and performing. On 08/XX/2018 the loan was exited from case management due to unresponsive borrower.
                                         Between 05/XX/2018 and 08/XX/2018 the borrower was not response to the servicers contact attempts for Loss Mitigation review. On 05/XX/2018 the borrower called the servicer and provided his updated financial information.On 02/XX/2018 the borrower spoke with the servicer and stated he will make the payment in the amount of $1421.67 on 02/XX/2017 the servicer advised the borrower of short and long term options, the borrower stated he will call back to update his financials.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
418972344 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower was provided with basic insurance information and confirmed with the borrower that the insurance is set to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
613274592 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 10/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The servicer advised the borrower on the total amount due, negative credit reporting and late fees.  The servicer also advised that collection activity will continue up to foreclosure.  The customer is expecting workman's compensation, however, the worker forgot to file the claim delaying payment.  The servicer provided loss mitigation options. The borrower will look into the options and call back.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
804937896 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
810975480 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  On
                                         10/XX/2017 the borrower spoke with an agent and gave full permission for a third party to speak on behalf of the entire account. The agent reviewed the status of the account with the borrower while on the phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
764534064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
356104386 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower confirmed payment $600.03 at the branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
491523312 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
743282568 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
258336624 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower called to get the tax removed from the escrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
655247796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower contacted the servicer in response to a call that they had received.  The servicer advised the borrower of the payment due for January.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
904509540 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
446411364 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
328286868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
205747668 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
124290264 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Borrower called in to see if the modification approval would be taken from the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
476479332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
385395780 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
697572096 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower was provided the terms of the ARM loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
629258196 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The last contact was made on 8/XX/2018, in which the borrower had a payment inquiry.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
236555340 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
174310248 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
129928008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower contacted the servicer to inquire about their credit reporting and was transferred to the modification department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
703749618 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Account current at the time of call. Borrower wants to know if we recv'd the signed modification docs.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
708078356 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On
                                         08/XX/2018 the borrower called in and spoke with an agent and verified the next payment due was for August 2018 and inquired as to what the monthly payment amount was. The borrower successfully set up a payment through the IVR system that same day.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
716893128 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/27/2016.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The borrower is deceased and the property is in a trust. The loan is reporting current at this time.
554168244 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
286805232 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower verified property is owner occupied and inquired about escrow payment of $2887.00. Borrower was transferred to customer service for assistance regarding making escrow payment and questions about homeowner's insurance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
734765976 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Account inquiry.  Verified account.  Property is owner occupied.  Attempted to update reason for default.  Attempted to provided HUD number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
192782856 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On
                                         11/XX/2018 spoke with borrower, the CRM was asked to remove the non- interest bearing balloon payment at the end of the loan. The CRM advised the investor does not offer mods with principal foregiveness but a request for a loan mod review as at the time of the balloon payment is due. The borrower will not pursue a loan mod at this time.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
230647704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Advised borrower of loan status.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
670235926 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower discussed account and advised that they needed to travel out of town due to the passing away of their child.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017
820721580 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
852238968 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower ordered monthly statements and gave verbal authorization for a 3rd party to speak on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The loan status is current and performing.
890590932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
743122632 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called in and agent advised of increase in escrow payment and provided breakdown. Agent also provided escrow phrase and analyzed account as well as ordered monthly statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
587452486 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The servicer called and spoke with the borrower who authorized agent to process payment in amount of $10,111.34 and was provided with the payment confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
314224260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Representative called the borrower to collect past due payment. Borrower made a payment in the amount of $338.12 effective
                                         8/XX/17. Representative provided call back number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
635405736 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Proactive HAMP recast letter sent to borrower
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
401209452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called in concerning payment increase. Agent advised payment increase was due to escrow recast.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
254168292 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Account inquiry, borrower requesting for PMI delection.  advised borrower of 7-10 business day time frame to receive letter.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
776799156 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on
                                         10/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
485781417 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.  Comments show loan was in bankruptcy but has since been discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
121291464 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to make a promise to pay of $2,369.09 on 8/XX/18.  The borrower was then transferred to customer service in order obtain assistance with the escrow account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The loan is currently performing.
315933576 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to speak with servicer about changing insurance companies.  Once refund for old policy is received they will reanalyze the escrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
916143396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called in to customer service to confirm that the hazard insurance had been paid
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
628928328 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.
                                         Called borrower in regards to past due balance. Borrower confirmed he is not interested in workout review and confirmed he can continue to make payments.

                                         Borrower was contacted 1/XX/19, and borrower promised to make a payment of $456.15 1/XX/2019.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property located in a FEMA Declared Disaster area.  Hurricane Irma Disaster Period: 9/XX/17 Hold End
                                         Date: 12/XX/17.
955961760 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                  property; identified   Borrower called in for status of check. Was informed it was not on file and were transferred to HLEET for research.
                  and documented         Borrower is deceased and Executor/XX/16/2009.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
320771640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower called and wanted an update on their review for HAMP recast.  The borrower had applied for recast reconsideration.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
635105856 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments on 12/XX/2017 indicated the property was in a federally declared disaster area and a letter was sent to the borrower on 11/XX/2017.
332107104 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The representative changed the reserve requirement and completed the escrow analysis. The representative provided the escrow balance and discussed the escrow shortage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property was in a FEMA disaster zone in 9/2017 for a hurricane.
766353336 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
436635276 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose
                  property; identified   of property; identified and documented.  The date of death is unknown.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
555627660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
129768072 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower stated they made the last payment online.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
596501304 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower expressed dissatisfaction and was confused as to why she had an inspection and a notice to call. Borrower stated
                                         she was approved for HHF but was not sure when the funds would be applied. Borrower was advised to follow up to know the amount so she would know if any money was owed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
150049956 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower was provided with basic insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
566263404 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  the customer called and was given the total amount due calling about a pre foreclosure letter, the customer stated sent payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
820517940 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called with escrow questions.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
801139416 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  property; identified   Borrower called about recast letter received, then transferred to customer service  Borrower is deceased and Executor/Heir
                  and documented         exists to dispose of property; identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
612498744 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Account inquiry.  Borrower called transferred to the IVR  to make payment borrower did'nt know her account number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
634236204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower contacted the servicer and was advised to disregard the missing document letter as the account was up to date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
214197152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Discuss total amount due and loan status.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
210185892 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Spoke with borrower on 11/XX/2018 and asked if the ioa check of $43.13 and $3.72. The borrower was in the middle of a conference call. He was asked if a letter would in regards to the process. He stated yes, sending a no contact letter section 00297.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
795430882 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The further communication  borrower called in and agent went over pay plan.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower made a credit reporting dispute. The servicer reviewed the account and it is noted that the payment history is incorrect and update was made.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
286595316 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
985135788 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/11/XX/29/13 shows
                  property; identified   completion of repairs as a result of the loss draft.  No contact was made within the review period.
                  and documented
413798616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
676359348 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Borrower called to make payment on account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
927218964 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.  Comments show the borrower had an old bankruptcy which has since been discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
147920808 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
511877604 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.  Comments show the borrower was in bankruptcy but has since been discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
552177912 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
498450540 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
596081472 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
190323840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in returning call  states will call back on  8/XX/18 to make payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
413394576 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The borrower called in and made a payment in amount of $1066.33.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
380747640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called about when the payment is due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
101309734 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The further communication  borrower called in to update contact information and insurance information.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a dispute claiming to be a victim of identity theft.  The claim was submitted for additional research and was closed on 02/XX/2017.  The borrower continued to claim identity theft on 03/XX/2017 and was sent to fraud investigations.  A block was placed on credit reporting.  On 05/XX/2017 the allegations of identity theft were determined to not be accurate and the dispute code was removed.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2008.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 03/XX/2009.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
537578496 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
346315365 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
589576416 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: No evidence of recent contact with the borrower.
                  closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Verbal and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  11/XX/16 commentary indicates payment dispute was researched and resolved; payment history corrections were made.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
364063590 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower asked to speak with an agent; representative transferred the call to the Escrow department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
776109432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
813664404 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in regarding payment and the agent confirmed payment was received and discussed payment posting information and next payment due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2016.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a disaster area due to Hurricane Irma in 09/2017. There is no evidence noted to suggest that the property was impacted.
329478156 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Account inquiry.  Verified account.  Property is owner occupied.  Advised called about loan modification document received for loan modification review.  Borrower had a modification in past not interest in another loan modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2018.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
374480148 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Borrower had questions regarding interest rate after loan modification term ends. Transferred to customer service for assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on
                                         07/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
988374492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
235875612 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  The borrower called in and the agent confirmed payment was received and discussed payment posting information and next payment due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.  A motion for relief was filed 01/XX/2016.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
510967786 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                  further communication  Borrower called for account status.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the reason is Identity theft.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed validity of account and claimed fraudulent charges on account. Servicer researched complaint and all credit reporting is correct and no evidence of fraud on account. Issue appears to be resolved.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
402388980 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.  Comments indicate that no POC was filed.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma in 09/2017. There is no evidence noted to suggest that the property was impacted.
491083488 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called to request PMI deletion.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
436715244 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                  property; identified   Representative spoke with the authorized third party confirmed no draw schedule has been received only updated bid
                  and documented         $11,200.No action taken. Need higher inspection results for further disbursements.  Borrower is deceased and
                                         Executor/XX/29/2015.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: The borrower is deceased. The loan is reporting as current at this time.
516566666 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower provided basic insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
294920505 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower requested duplicate 1098
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.  Loan leaving modification
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
503239671 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in and requested copy of modification documents to be mailed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
439494132 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.  Discharged chapter 13
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
975760968 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: Comments referenced a FEMA tropical storm on 6/XX/2012; there was no evidence to indicate any outstanding property damage on file.
307556928 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
427099092 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower changed insurance carriers and called to get the insurance fax number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
315873664 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called to ask about late fee. Representative explained to the borrower due to the status of the account does not receive late fees.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on
                                         06/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
327009144 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called in inquiring about the account and the lender explained the escrow and how it works as related to the loan
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
317276532 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower called regarding the HAMP recast.  The payment was recast from $16,30.95 to 1,561.21 on 06/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in an area affected by a disaster.  No damage was reported.
372540924 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/09/2011.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
801919104 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                  property; identified   Borrower contacted for payment. Borrower gave commitment to pay.  Borrower is deceased and Executor/XX/24/XX/05/XX/24/2009
                  and documented         and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
488471148 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Account inquiry.  Property is owner occupied.  Attempted to provide HUD number.  Borrower advised talked to customer services in regards to escrow increase.  Advised of short term and long term loss mitigation options may be available if needed.  Borrower advised will look into the taxes to see why they went out.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
804319104 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The modification documentation was explained to the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
882364704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The borrower called to make a commitment to pay $1,117.14 on 6/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
193320666 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
323270640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called to make a payment and was provided the confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
640853556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on
                                         11/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
891563232 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On
                                         06/XX/2018, the borrower called in and spoke with an agent. The borrower had the agent process the borrowers payment over the phone. The agent provided the borrower with the confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
145200954 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
931226868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was advised of the next due date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
969333057 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  the customer called in and was given the total amount due and wanted to get the details of the loan modification
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
882596820 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         12/XX/2017- Bwr called in to to make pmt and was transferred to cust service to make pmt
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The proof of claim was filed 05/XX/2014.  A motion for relief was filed 09/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
738224592 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
899310132 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
601309380 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
607426932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
428048712 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The borrower called to complain about customer service since the branch would not accept her payment and made a promise to pay
                                         $1111.70 on 03/XX/16 via the branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
529448136 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No contact during the review period.
286445376 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No contacts during the review period.
201769260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called on 08/XX/2018 stating they received a late notice. The servicer advised to disregard as they just completed a permanent modification, and the loan is next due for 08/XX/2018. The borrower made their payment at that time.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
583416540 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The customer called and asked for a payoff statement.  Borrower is deceased and Executor/Heir exists to dispose of property;
                  [1] Mortgagor Deceased identified and documented.  The date of death is unknown.
                  - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                  and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
871975570 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
606307380 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in to male payment due to last payment being rejected. Rep. took payment and gave confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
875509656 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in regarding payment and the agent discussed payment posting and transferred the call for payment research.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: The property is located in a disaster area due to Hurricane Irma in 09/2017. There is no evidence noted to suggest that the property was impacted.
906658632 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
688114644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
934416549 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Comments show borrower called to advise of property damage and requested a special forebearance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma in 09/2017. There is no evidence noted to suggest that the property was impacted.
397350996 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                  [2] Property is        Borrower called to request PMI be deleted from account.
                  located in a FEMA      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  disaster area.         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property in FEMA disaster area 09/XX/2017, no evidence of damages.
662864748 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
918042636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Borrower called in advised of total amount due and that collection activity would continue until foreclosure. Borrower committed to make a payment on 09/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
258956376 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower advised she can only pay small amounts. RFD is due to medical. Borrower also wants to know how payment is posted.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property located in a natural disaster area due to hurricane.
885935484 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
399590100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
405937560 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
693960597 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Discuss status of loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
952564734 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                  further communication  Borrower called in regarding payment information.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2016.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received; however, borrower did not submit documents requested by the servicer in order to complete research and the dispute was closed.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
331266870 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called 7/XX/18 with questions as to when her mortgage (payments?) would level off.  She was transferred to the
                                         Customer Service Dept.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
174693012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower requested a loan history from 5/XX/2018.  Their request was processed and history was mailed to them.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
660673572 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Per last borrower contact, borrower called to clarification on the account status.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
995671572 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
283443300 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  The bankruptcy was dismissed on 08/XX/2015.  In rem relief granted 06/XX/2014 upon confirmation of plan.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damages.
972772713 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
949200168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
506357376 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower calling Lender to express dissatisfaction with the customer service, also set up promise to pay. Loan is currently due for 10/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
898320528 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  Per the last borrower contact, borrower was encouraged to send in documentation to see if qualifies for a modification
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
934336557 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in to discuss a deferment and stated spoke to FNMA who explained qualifies to have the deferment added to the back of the loan. The agent explained to the borrower can have a deferment but the amount due at the end of the 3 months not the end of the loan.  The borrower stated default is due to a roommate moved out and is now falling behind and stated
                                         will try and pay by the end of the month. The borrower verified that the property is owner occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
366553323 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower feels as if we are harassing. The borrower payment was misapplied to principal payment intended for 2/2017 payment.
                                         Representative apologized and set expectation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
572400948 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The servicer nor the borrower attempted contact with each other during the review period.
418512528 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Provided principal balance information, payment received/next due information,  provided current interest rate, and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
555588860 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
658356552 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
172470984 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called on 2/XX/18 to request retention options but did not have time to discuss them at that time. Borrower stated
                                         that payments are becoming more difficult to make.  No financial interview took place after this conversation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of any damages.
526609272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
573360564 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                  [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2016.  The dispute type is Written and the reason is Credit
                  Servicer responded     Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication within 60 days and no  from mortgagor.  The dispute was made for the account status and payment rating. The servicer researched and found that the further communication  reporting was accurate.
                  from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
219322236 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Servicer advised that permanent modification documents have been received and process should be completed by the end of the week.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
563397298 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
854458080 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called in from branch office to request endorsement for claim check dated 8/XX/2018 for $8,783.90 check#2500095690.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
799839936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
333406656 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         Borrower called received decline letter she stated may try and refinance thru credit union.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
271641300 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On
                                         09/XX/2018 the borrower called in and was given the next due date of 09/XX/2018. The borrower inquired on the amortization table and the agent explained how it worked.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
450949548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
573530496 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
987124992 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
937934676 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
151599674 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
863524452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
436165464 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called 10/XX/18 with questions about his escrow account.  He thinks his escrow amount should be decreasing and wants to speak with someone else or have his escrow account recast.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
378058716 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
291493356 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Comments show servicer made contact with borrower regarding modification options. The borrower advised they were not interested in modification and would rather refinance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
374630088 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No change in loan status.
158034195 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is in a FEMA disaster area as of 9/2017 for Hurricane Irma.
643472508 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower contact in regards to updating information
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
528137181 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
906987060 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The borrower inquired about a refinance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
624705034 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower contact in regards to past due balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
100429812 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The loan status is current and performing.
966873303 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower informed that signed modification documents have been received  and account should be updated within 30 days before loan returns to normal servicing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
373510536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower inquired about a letter recently received; agent explained short and long term assistance options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
824095148 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
110855640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
548550492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
530677644 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called in to inquire about a $250 fee. Servicer informed them if they want to dispute the fee or obtain the exact details they would need to request it from customer service. Call was transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA disaster declared for severe storms and flooding on 08/XX/2010. No damage to subject property reported.
218092728 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower called to order monthly statements.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
462035112 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Representative transferred the borrower to the HELOC Department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
401649276 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
436975140 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On
                                         06/XX/2018 the borrower called in and spoke with an agent. The borrower was making an inquiry on the current insurance information. The agent provided all of the information to the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
864565416 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
842412900 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Comments show contact with borrower regarding loan status and payment. The borrower made a commitment to pay $1,359.57 on
                                         9/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
393302616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
566356706 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: The loan is reported as performing.
340873596 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Account inquiry. Borrower went to purchase vehicle says there is no credit reporting on customer mortgage.  Borrower stated
                                         mortgage is not being reported on the credit.  Advised account not reporting due to bankruptcy in 2010.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
104195832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
744522072 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  The borrower discussed the ARM adjustment including amount and effective date of new payment. The servicer provided the ARM terms. An escrow analysis was completed on the loan as well.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
685935516 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
849240118 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Verbal demand payoff requested. Loan is currently due for 11/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
900899496 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Loan recast letter sent to borrower. Loan is currently due for 10/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
464504124 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower was provided the year end statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
684316164 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
147620928 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
838622242 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
197820840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Commentary states borrower called in requesting a modification on the account. Borrower provided a reason for default.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
478388568 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called and the servicer provided basic insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
719861940 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The borrower confirmed the servicer had received the signed modification documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
250649700 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
446531316 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
226429392 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Most recent contact was inbound call from borrower to request escrow statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
822121020 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
434905968 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
502928748 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called in states will make be able to make full payment for two months wants to know if he can  make partial payment and start back making full payments in 04/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
864893904 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
736045464 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in for year end statement and the agent provided borrower with verbal tax figures.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
911185380 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
897070284 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
344331120 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called the servicer and inquired about their escrow account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
902029788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
352878792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called about a notice of options to avoid foreclosure and was advised the notice was sent in error.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
644112252 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On further communication  05/XX/2018 the borrower called in and spoke to an agent about the status of the loan. The borrower was then transferred to
                  from mortgagor         the property claims queue for assistance. Notes show that the borrower went into the branch later that day and had a claims check endorsed.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a dispute for verify account status, payment rating and account history. It shows that the research team looked into the account and there were no findings that the loan should report any different. The findings were shared with the borrower and there has been no contact since.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Notes show on 05/XX/2018 that borrower had a claims check that was endorsed, however there are no notes supporting that home was damaged therefore the damage servicing event is not selected.
192393012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
368842404 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The borrower updated the contact information and enrolled in the pay plan account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
506487324 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On
                                         6/XX/2018, the customer called in to have the payment reanalyzed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
314624100 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  further communication  12/XX/2018 borrower called in states sent in shortage amount and request for escrow analysis.
                  from mortgagor
                                         The borrower was told on 06/XX/2016 the request for modification was denied and she requested it be appealed. The borrower last called on 03/XX/2018 and requested to cancel the scheduled payment plan.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The comments on 09/XX/2017 stated a dispute was received from the borrower on 09/XX/2017 disputing date of last payment/date of first delinquency. A review was conducted on at that time, and it was determined all reporting information was correct.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
258054192 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Spoke with borrower and discussed ARM adjustment including amount and effective date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
427289016 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower called to advise they paid December taxes as previously advised.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
539913948 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
581676732 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
584096268 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called to discuss forbearance. Advised borrower trial plan payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
814327102 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The loan status is current and performing. On 03/XX/2017 the borrower called to inform the servicer that they will make the payment in the amount of $916.97 in the Branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.  Comment dated 04/XX/2012 Bankruptcy Chapter 7 Filed
                                         12/XX/2011 Case closed and Trustee Discharged 04/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
825304906 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The borrower called on 07/XX/2016 stating the amount paid to taxes was incorrect.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
905088946 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
762794761 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
926589216 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called and made payment by phone for $1615.61 effective 05/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
629228208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Updated File Review-1/XX/2019-Updated Recent Comment, and any other pertinent file information the notes reflect from the servicer.
331167480 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
625074960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called in regards to collection letter received.  Stated that account was past due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
532253528 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
612215016 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On
                                         08/XX/2018 the borrower called in and inquired about escrow. The agent had the account analyzed and sent the overage to the borrower. The borrower ordered a monthly statement. The agent assisted the borrower with that request.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
158716488 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
916856592 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called and requested to verify all phone numbers on file.  They also wanted to verify that a bankruptcy letter was sent.  The servicer went over short and long term payment assistance options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
406897176 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower made a promise to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2016.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
890913492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On
                                         09/XX/2018 the borrower spoke with an agent and was advised of mortgage insurance escrow status. The borrower advised to cancel one of the policies on the loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a natural disaster area due to hurricane.
746875305 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 9/XX/2018-Notes indicate that borrower received & returned MHA/Hamp Financial documents of which were reviewed and deemed to be incomplete. Borrower needs to call to correct documents.
778418508 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
149860032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
966423276 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
369933003 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The servicer received a verbal payoff request.  The payoff was faxed to the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
821795608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
978878292 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                  property; identified   Called was educated on the letter of authorization, Called stated that a payment in the amount of $1142.99 was sent via mail
                  and documented         Borrower is deceased and Executor/XX/04/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
731047464 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in to check status of final disbursement and was advised all funds have been released.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
845551644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
113504580 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
867712776 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower was advised to send an updated declaration page if the policy amount is incorrect.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
872710776 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
456077496 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
201699288 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
105298936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
292350762 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The servicer called and spoke with the borrower who authorized agent to process payment in amount of $534.71.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
858964091 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         Principal balance, payment receive/next due information, current interest rate, and escrow balance provided to borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
266423355 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to request a monthly statement as one had not been received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
244202283 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
241263456 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                  further communication  Account inquiry.  Advised no longer reviewing for loan modification due to documents not being received.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments on 11/XX/2018 indicated a credit dispute was received. The borrower disputed inaccurate information. The loan was researched and changes were made to the portfolio type and term duration. A response was sent to the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
967322916 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called requesting MIP deletion requirements.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2015 and there is evidence of reaffirmation.  Reaffirmation filed 5/XX/2015
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
676899132 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
794062248 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         07/XX/2017- Borrower called in stated  property owner occupied- called to authorize payment for $1980.20 ..06/XX/2016-
                                         Borrower called with questions about documents and signature.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
530637660 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA disaster declared for Hurricane Irene 2011.
499110158 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower inquired about the modification and when a new one can be completed. Thje borrower was advised he will have to wait until after the 5 year anniversary to keep the $5,000.00 incentive  on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
338774436 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         There was an inbound call from the borrower on 09/XX/2016 to request loan information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
365185392 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called to make payment and confirm loan terms.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
139796019 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
109168162 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
593676252 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The account has been performing for over 24 months and the servicer has not been attempting to contact the borrower.
111095544 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The further communication  customer called regarding the increase of payment and stated  will not able to afford the increase of payment. The customer
                  from mortgagor         also stated he did not receive notification of the increase.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed account status and payment rating with credit bureau.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
489582064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
973140588 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Borrower called in for year end information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
802869394 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Customer called in to inform that the the other borrower on the mortgage had passed away.  Borrower is deceased and
                                         Executor/XX/17/XX/25/XX/01/XX/13/XX/08/2018 that borrower 1 has passed away, but borrower 2 has not passed.
324944998 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On
                                         12/XX/2018 the borrower spoke with an agent and wanted to have the shortage on the escrow removed from the account, the agent advised unable to do so. The borrower also requested escrow account to be analyzed and ordered a monthly statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Keyword Search Completed

                                         Florida Hurricane Irma (DR-4337).
                                         Incident period: September 04, 2017 to October 18, 2017.
                                         Major Disaster Declaration declared on September 10, 2017
177189096 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Spoke with borrower Advised total amount amount due.  Credit reporting, late charges and collection activity  continues up to foreclosure.  Asked for payment. Borrower calling for modification due to the balloon payment loan is current no payment are fee due at this time. Will call back with income and  UT bills for repayment plan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
355917576 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  On
                                         09/XX/2017 the borrower called in and wanted to speak about a forbearance plan/XX/18/XX/30/XX/09/XX/15/19
811975080 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         02/XX/2018-Notes indicate that borrower called and was advised by agent of Principal balance information, analysed account/changed reserve requirement and verified escrow account. Ordered monthly statements.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
444941952 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower contact on 7/XX/17, inquired about the recent payment. Advised applied to the principle and escrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
512957388 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
409076304 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called to order a loan history, also discussed the payment posting information. Borrower was also provided information on the tax bill that was paid.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
512508744 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The loan status is current and performing. On 03/XX/2018 the borrower called to make a payment in the amount of $2060.70. From
                                         12/XX/2017 through 01/XX/2018 the borrower contacted the servicer to settle the payment processing (unapplied payment) , the case was resolved and closed. On 11/XX/2016 the borrower called stating he does not owe on the account and the payment is not being processed correctly, the borrower was transferred to customer service for further assistance. On 11/XX/2016 the borrower called to make a payment in the amount of $1,000.00 and to speak with the escrow department regarding the increased payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
604048284 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
769826004 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Spoke with borrower and advised that loan has been returned to normal servicing and will start to receive monthly mailed statements and all avenues of payment are now open.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2018 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
458796408 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
418432560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower requested 1098
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
999140184 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
249815016 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.  Review complete
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
454269128 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
130987584 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
615593664 2       [2] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  issue open with active BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                  efforts to resolve     Most recent conversation with borrower was to obtain payment.  Borrower inquired if the the payment date could be changed.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Verbal and the reason is Credit
                                         Reporting.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  The customer would like to dispute credit reporting during the trial modification. The servicer advised that in the modification documents, it does mention credit reporting could potentially be affected. The customer was transferred to customer servicer for further assistance. Comments on 11/XX/2018 indicated the credit dispute was being researched.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Prior damage to property with 100% final inspection complete on 10-26-15.
270711672 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
769302156 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: No contact with borrower as the account has been performing.
988392282 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
593582472 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Keyword Search Completed

                                         The servicer nor the borrower attempted contact with each other during the review period.
357628460 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Borrower called 10/XX/16 to pay $999.00 by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
369262236 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
335472892 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called in to discuss notification left on their door. Servicer explained the modification process and that collection attempts will continue until modification is approved.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
656377344 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The loan status is current and performing. The account was noted on 02/XX/2013 the borrower is in
                                         FEMA zip code for Hurricane Sandy, the borrower was out of work for two weeks, but no damage to the property was reported.
                                         On 06/XX/2014 the account noted; deceased borrower, unconfirmed date of death 05/XX/2014, reported by unknown relationship to deceased.
663767220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower requested to have the payment reversed on 11/XX/2017 due to applied to the incorrect account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
627598860 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Customer called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
714783972 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower requested a review to delete private mortgage insurance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The account has been performing for over 24 months and the servicer has not been attempting to contact the borrower.
859735968 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower made a one time payment by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA disaster area 4/XX/2013 -Severe storms
215438454 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Inbound call from unauthorized spouse of borrower who who passed away regarding trying to become authorized, servicer transferred to customer service for further assistance, caller stated still not clear on exactly what documents were needed to become authorized.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
709019091 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Borrower called in about check and documents sent in to be endorsed. Borrower was advised the check was endorsed on
                                         3/XX/2017 and sent back in the envelope provided. Borrower requested the documents provided to be also sent back in the same envelope.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
180557748 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
513618633 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
454388172 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The representative discussed the loan modification and payments with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
134975988 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                  closed                 Most recent conversation with borrower was borrower committing to make payment due.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Verbal and the reason is Fee
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in and was disputing late fees.  Transferred to customer service where borrower was provided escrow information, current interest rate and payment information.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Updated File Review-1/XX/2019-Updated Recent Comment, and any other pertinent file information the notes reflect from the servicer.
410965548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         There was an inbound call from the borrower to discuss a fee waiver.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Updated File Review-12/XX/2018-Updated Recent Contact. Most Recent Comment dates based on updated notes that's supplied in file servicer.
500529708 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
950669580 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called 1/XX/2018 in reference to the new billing statement for the February payment, call transferred to customer service for further assistance; options discussed.  Borrower was contacted on 2/XX/2018, borrower gave a commitment to pay
                                         $2006 on 2/XX/2018; short and long term assistance options discussed. On 4/XX/2018 the borrower was contacted, borrower requested to pay a partial payment and was advised could not accept. Borrower called 8/XX/2018 and had a payment processed for $98.49 also committed to pay $2104.49 on 8/XX/2018 via Home Banking; in addition, borrower not aware of payment change.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Updated file review-12/XX/2018-Notes & Dates already in file are still the most recent information that was made available by servicer. No new updates available.
186745272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
426829200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
375849600 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Agent advised borrower of new payment amount after escrow analysis
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
775639620 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Discussed payment posting information, posting of additional principal, amortization options and figures, and refinancing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
235375812 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
789621030 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
496901160 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
381384744 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                  closed                 Borrower called to discuss payment credited back to their account.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary indicates borrower alleges inaccurate credit reporting.  Research was completed and account information found to be accurate.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
646761192 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower verified the property their information and stated they had received modification information in the mail which they never requested.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
390043920 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2015.
                                         Borrower called, advised received modification documents and account back to normal.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower reported impacted by disaster  10/XX/25/2017.
604728012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
504548100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Notes indicate that borrower called to verify if payment has been received. Agent advised borrower that payment had been received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.  A motion for relief was filed 03/XX/2016.  Bankruptcy received-12/XX/2015
                                         Referred to attorney-12/XX/2015
                                         Bankruptcy closed-3/XX/2017
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
113614536 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Borrower called due to late charges showing on statement, states payments have been made on time.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
828908304 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose
                  property; identified   of property; identified and documented.  The date of death is unknown.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
964833912 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Borrower called in to check on status of insurance check.  Check for 56500.00 to be overnighted and tracking number provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
751769928 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/16/2012.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
128194872 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The
                  closed                 borrower called dissatisfied because they have repeatedly requested in writing to remove escrows and the account is still escrowed. The borrower requested to stop sending information about credit card applications and refinance.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2016.  The dispute type is Verbal and the reason is Loss Mit
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A loss mitigation dispute was received on 02/XX/2016. The dispute was resolved.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
104298264 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                  [2] Property is        Servicer advised borrower how to completed final documents.
                  located in a FEMA      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  disaster area.         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property in FEMA disaster area 09/XX/2017, no evidence of damages.
901239360 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments indicate modification completed 1/XX/2013.
                                         Updated File Review-12/XX/2018-Updated Recent Comment dates based on updated notes that's supplied in file by servicer.
483356580 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The customer made a payment in the branch; borrower intended to have $97.00 applied to escrow.  Agent advised customer funds not yet applied and account does not have a shortage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property in FEMA disaster area 09/XX/2017, no evidence of damages.
220151904 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
937862390 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower returning Customer Relationship Manager  call advised was a follow up and checking if they received their  copy of permanent modification documents. Borrower stated yes. Advise account will be monitor for next two months to make payments on time.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
276879204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to discuss auto draft payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
239732044 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
441411700 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
142972788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
523865206 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA hold.
                                         Updated file review-12/XX/2018-Notes & Dates already in file are still the most recent information that was made available by servicer. No new updates available.
832007064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The borrower contacted the serivcer and per the commentary the servicer provided general account information to the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
746481288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called to advised he will make a payment in the amount of  $1438.45 at the branch office.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
962704764 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
442372980 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called to update insurance policy information
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FNMA Disaster Hurricane Irma 09/XX/2017
514434144 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Borrower called to discuss insurance and escrow changes.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
903719220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
797560236 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
152708892 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower stated they will be dropping off the payment at the branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
630217812 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
727258980 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/10/2016.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
301639296 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called to request a copy of the payment history which was sent to the servicer.  On 5/XX/18, the borrower called in to make a payment.  Very few contacts during the review period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
402149076 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called the servicer and discussed an increase in their escrow payment.  The servicer provided the escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to hurricane as of 9/XX/17.
344862000 3       [3] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Not clear or no      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  information on         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The
                  executor/heir          borrower called to inquire about payment posting and also confirmed the account mailing address.  Borrower is deceased and
                                         Not clear or no information on executor/XX/13/XX/18/XX/13/2018. There is no evidence of any heirs or an executor.
750919512 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The comments indicate there was a customer inquiry and the agent provided general information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Keyword Search Completed

                                         Previous Notes: Previous BK- Chapter 7- Filed: 03/XX/2013- Case# XXXXXXXXXXXX Discharged: 07/XX/2013

                                         Comments on 5/XX/18 indicate the borrower's request to delete the PMI is ineligible because the loan doesn't have borrower paid mortgage insurance.
688014684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
341743248 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
220141908 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
977338908 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The loan status is current and performing. On 09/XX/2018 the account was noted, the permanent loan modification was completed.
                                         The servicer spoke with the borrower who had not received the copy of the executed permanent modification documents as of yet.
                                         On 05/XX/2018 the servicer called the borrower regarding the approved Trial Payment Plan starting 06/XX/2018 for 3 months, with monthly payment of $735.04 (including the escrow of $277.06). Between 09/XX/2017 and 05/XX/2018 the borrower worked with the servicer on making payments, the Special Forbearance Plan for Hurricane Irma and a Trial Payment Plan. The account was noted on 11/XX/2017 Federally Declared Disaster Cover Letter mailed on 11/XX/2017, regarding Hurricane Irma. On
                                         09/XX/2017 the borrower called to inform the servicer she could not make her payment until Monday she is a hurricane victim, the servicer advised they could take the payment for the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The account was noted on 11/XX/2017 Federally Declared Disaster Cover Letter mailed on 11/XX/2017, regarding Hurricane Irma.
726770928 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
516896600 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Servicer provided  payment and escrow breakdown.  Servicer discussed increase escrow payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
103309334 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
985145784 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Spoke with borrower advised of total amount due. Asked for payment. Borrower called in to discuss  situation with letter received regarding the escrow shortage. However customer thought  that it was just referencing the small portion of the balance that goes to escrow but takes care of his regular payment. Showing payment made 08/XX/2017 for $864.71 should have been applied to the September bill and payment needs to be reapplied. Customer also wanting to take care of his October bill.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
993912276 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower verified property is owner occupied and stated reason for delinquency is short term. Borrower had an escrow inquiry.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
547610868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Called borrower, reviewed financial information and advised would contact in 7 days with update.  Borrower stated not needing assistance and will continue to make payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
983446464 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
705257784 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The authorized third party inquired about a quit claim.  They stated the borrower wanted to have the authorized third party to have their interest in the property but not be on the loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
691543272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Customer called in to make a payment. Customer was informed that he is on automatic payment, so making an additional payment caused his automatic payment to be reversed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
335525736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called to get the reaffirmation agreement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2017.  A motion for relief was filed 01/XX/2017.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
336045528 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                  property; identified   Borrower gave authorization to speak with third party. Third party advised they will send in evidence of income reflecting
                  and documented         the deduction amount.  Borrower is deceased and Executor/XX/26/XX/19/XX/03/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
936985056 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  the borrower called in and scheduled a payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
243672492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The customer called in to request PayPlan/12 cancellation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
781691823 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in and spoke with the agent and advised that the property is vacant but no exactly abandoned and stated may go back there. The agent discussed deed in lieu and advised could also complete a traditional sale and borrower stated not sure could sell the property without the cooperation of husband. The borrower stated husband left the property abruptly. The agent advised borrower should seek some legal advice and recommended legal aid for free services.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
550599672 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
869143077 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower processed 1st trial payment, Servicer waived processing fee and provided confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
195151908 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
652119550 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Commentary states borrower called in to schedule a payment on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
304079589 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called the servicer and was provided with payment and escrow breakdown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
929398092 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
172275538 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
153508572 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
697700432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
217046582 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  On
                                         12/XX/2016, the customer called and committed to make a payment on 12/XX/2016 and 12/XX/2016 by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
965683572 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The last contact with the borrower was on 04/XX/2018 to discuss status of the loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
328234340 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
242785719 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Borrower called in to make payments, made borrower aware collections proceedings will continue.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
752398920 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The last borrower contact was noted on 01/XX/2018 and was in regards to reviewing the modification agreement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
637382498 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Account was analyzed and monthly statement was ordered.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
895101816 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                  further communication  Borrower inquired about credit history and promised to pay
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  borrwer disputed credit reporting during trial period, dispute was denied
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
267253056 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called and indicated they made a mistake on the permanent modification documents and was concerned about the documents being accepted. the agent advised the borrower to initial by the mistake and send in the documents, and they would be reviewed to see if they would be accepted. The agent advised the borrower that new documents would be sent out if needed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  there is a "BNKRPT"
                                         comment section, but no details about a bankruptcy are provided
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The reason for the delinquency was noted as "family issues"
746051460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The borrower wanted to know why received a letter stating that the loan was delinquent when just completed a modification.  The agent advised it was due to the letter being sent prior to the account being updated.  Owner occupancy was verified.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
824007591 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Commentary states borrower called in and updated contact information. Borrower was also provided with basic insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
173182680 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The customer called in to request to have payment reverse due to double payment. The agent discussed payment adjustments and payment posting information with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
776939100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower made payment by phone to pay $1092.16 on 04/XX/2018, servicer discussed workout options with borrower, borrower had no questions
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
893592420 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
480057900 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
574232571 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
877062285 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Updated File Review-12/XX/2018-Updated Recent Comment dates based on updated notes that's supplied in file by servicer.
663234600 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called discussed permanent loan mod documents to sign and return.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
236035548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On
                                         11/XX/2018 the borrower spoke with an agent and wanted to make a payment of $1518.23 and the agent provided the confirmation number. The borrower was also advised of short and long term options available and then transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
883906296 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called in to make a payment by phone in the amount of $1,710.91.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
797710788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
593432532 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
995291724 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower called in and was advised of her insurance payment history as well as basic insurance information
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
345481752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On
                                         5/XX/18, the borrower called to update the contact information and to request a copy of the loan history and HUD-1
                                         Settlement statement from the modification completed on 1/XX/13.  The requested documents were mailed the same day.
                                         Performing loan with limited contacts during the review period; mostly due to the wrong contact information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
850649604 1       [1]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The
                  insurance claim and    borrower advised was sending in the claim check for endorsement.
                  funds held by servicer EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  with indication of     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for related contractor bid default with the information provided.
                  sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                  repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  12/XX/2018- The borrower was sending the check for bank's endorsement.

                                         11/XX/2018- check #1145 for Acebo Roofing received. Final release of lien for XXX; no funds held.

                                         The borrower called in on 04/XX/2018 requesting a branch endorsement and was advised the check needs to be mailed in.  Claim funds in the amount of $46451.09 were received on 06/XX/2018. The borrower noted on 08/XX/2018 that the roof is done but repairs are not yet complete.  The borrower requested the final inspection on 09/XX/2018.  The commentary dated 09/XX/2018 states is pending the receipt of the inspection.  The damage repair amount is estimated at $46,451.09.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
529588080 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On
                                         07/XX/2018 the borrower spoke with an agent regarding the escrow account. The agent reviewed the account and provided the payment and escrow breakdown. The agent reviewed the increase in the escrow account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
750814911 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         05/XX/2016- borrower called in- stated mailed payment rep explained notices and inspection completed. - 04/XX/206 Borrower called about modification being applied. 04/XX/2016- borrower called about modification granted questions on how loan reporting to credit bureau. 03/XX/2016- Borrower called in stated permanent modification papers signed had questions on how showing on credit and how payments are post. 03/XX/2016- borrower called in with questions on permanent modification not showing- rep advised  letters computer generated XXX has signed off on modification. 02/XX/2016- Borrower called in reference to letter showing large amount due on loan, rep advised once system updates back to the normal loan state the statements will reflect regular payments.  12/XX/2015- Borrower called to get status of loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
769672008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower was advised of the total amount due and agent asked for payment.  The borrower advised will be making payment in amount of $858.69 on 02/XX/2018.  The borrower inquired about late fee from last month and a request was submitted due to good payment history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
546811188 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
993772332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On
                                         05/XX/2018 the borrower called in and wanted to process a phone payment in the amount of $1138.78 effective the same day.
                                         The agent provided the confirmation number. The agent also reviewed the short and long term options as well.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
659124081 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  THE
                                         BORROWER STATES WILL MAKE PAYMENT 08312018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
991413276 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in and made a payment in amount of $330.57.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
278458572 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
786268548 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/22/XX/08/2016 and
                  property; identified   there is evidence of reaffirmation.
                  and documented         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
848740368 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                  further communication  Borrower stating credit reporting is not correct from last modification and is requesting it be corrected.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2016.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower concerned for his credit report and was advised it would take additional time due to the corrected information has not updated yet. Borrower had a modification and no late payments were made.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Updated File Review-12/XX/2018-Updated Recent Comment date based on updated notes that's supplied in file by servicer.
325529736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         10/XX/2016: servicer spoke with borrower and advised of total amount due, notice of intent and expiration date.  Servicer called because was amidst trial and wanted to know why she received a letter about partial funds.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
288364608 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower states that he will make a payment in a day or two. Also went over long and short term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The comments indicated the property was located in a FEMA zone for Hurricane Irma on 09/XX/2018. No sign of damages from the storm.
146020790 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to make first post modification payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA area impacted by Hurricane Irma  and noted on 09/XX/2017.
768182604 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The
                  [2] Property is        borrower called in to discuss an email they received that stated they needed to contact the bank in reference to the mailing
                  located in a FEMA      address. The agent verified the mailing address on the account was correct.
                  disaster area.         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: Mortgage insurance was cancelled 8/XX/12. the property was located in the disaster area for
                                         Hurricane Harvey in 8/XX/17. No damage to the property was noted. A 90 day forbearance was provided and the loan was subsequently modified. The borrower noted they were out of work 10/XX/16, there were no further comments indicating they had a new job.
268589256 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in to make the attorney fee on his account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
872142777 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Account inquiry.  The borrower was advised account is approved for trail payment in June to start August. The servicer received received payment to bring the account current.  Borrower was asked if still interested in the modification.
                                         Borrower was not interested in modification and will continue to make monthly payments.  Borrower stated that mailed proof of insurance and servicer did not receive it at that time, advised borrower to allow couple of more days.  Borrower was advised that can call insurance agent and ask for proof of insurance to be faxed.  Servicer confirmed account current, next payment due 09/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
171755642 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  rep advised that they will try to withdraw the payment twice before doing a NSF.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
695410452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The customer called in to discuss documentation received from a previous modification. The servicer confirmed the account was current and advised on next payment due date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
162693492 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The authorized third party called the servier to make a payment over the phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FNMA Disaster Hurricane Irma 09/XX/2017
789842000 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower stated they are waiting on SSI income to being the account current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
149440200 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                  [2] Property is        EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Loss Mit
                  located in a FEMA      Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication
                  disaster area.         from mortgagor.  The borrower was disputing the loss mitigation decision.  The servicer has researched the issue and a resolution letter was sent to the borrower.
                  [1] Written Dispute -  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for
                  Servicer responded     default with the information provided.
                  within 60 days and no  FORECLOSURE: No evidence of current foreclosure activity.
                  further communication  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  from mortgagor         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Per comments dated 09/XX/2017, the property is located in a disaster area designated and declared by
                                         FEMA. There was no evidence of any outstanding property damage on file.
                                         Updated File Review-12/XX/2018-Updated Recent Attempt & Most Recent Comment dates based on updated notes that's supplied in file by servicer.
743362536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower verified their information and was advised the modification is still in process.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
616823172 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                  property; identified   Notes indicate that a 3rd party called to discuss the account. Agent advised that an authorization was needed. NOTE: Primary
                  and documented         borrower passed away but loan was assumed prior to call.  Borrower is deceased and
                                         Executor/XX/30/XX/07/XX/27/XX/28/XX/09/XX/9/XX/9/XX/31/XX/declined from the HHF program due to borrower not supplying the requested information in requested time frame.
                                         09/XX/2017-Deceased flag changed to Y due to deceased customer notification.
                                         9/XX/2017-Assumption completed
418072704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
544702032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called in to discuss payoff demand. Phone call was disconnected.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
783091683 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.
                                         Borrower called in to  follow up on flood insurance, call transferred to CS.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017 and noted on 09/XX/2017.
987934668 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  On
                                         5/XX/2017, the customer was advised to call customer service to request payment of taxes.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
535045896 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The servicer contacted the borrower and the borrower made a commitment to pay $1276.48 on 8/XX/18.  The servicer advised the borrower of short/long term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
839921982 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called to see if permanent modification documents were received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: The comments on 09/XX/2017 indicated the property was located in the FEMA zone for Hurricane Harvey.
                                         No sign of damages.
924879900 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On
                                         08/XX/2018 the borrower called in and spoke with an agent and they provided the principal balance, the last payment received and next payment due, the current interest rate and the escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
923690376 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         There was an inbound call from the borrower on 11/XX/2018 to sure that the payment that he made was received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
960827796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
671051472 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in to make payment of 1078.76.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
234906000 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower called to inform of new insurance company. faxed new HOI binder on 10/XX/2017, transfer to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
137225088 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On
                                         11/XX/2018, the co-borrower called to make a payment in the amount of $601.88.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
637074516 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Commentary states borrower called in and wanted to know when the automatic payments will start and if the grace period will remain the same. Borrower opted not to wait for Customer Service regarding the payment plan as the hold time was too long.
                                         Agent Informed borrower that if approved for the pay-plan, Servicer will send a confirmation letter if not  then were not able to process it. Borrower understood.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
254924505 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/10/2011.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
250259856 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
935662572 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                  further communication  Borrower called for information on the insurance department.  Advised borrower of the change date for payment and what the
                  from mortgagor         payment will be. Borrower called about mortgage insurance, advised will review.  Borrower called in about insurance refund, advised borrower to call their agent.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2015.  The dispute type is Written and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  No details provided on what the dispute was for.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is current with payments.
484663048 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower wanted to know when his next payment was going to be and i interested in auto draft
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
522879084 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Authorized third party wife of deceased borrower called regarding insurance check.  Borrower is deceased and
                  [1] Mortgagor Deceased Executor/XX/21/XX/13/2017.
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  and documented
769622028 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in to discuss loan recast.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
978848304 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The borrower called to discuss the payment posting on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
293822424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
649080264 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower informed of their commitment to pay $3718.52 on 9/XX/18 by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
276439380 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
588242328 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
921251352 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The
                  closed                 borrower was transferred to the Special Loans queue due to concerns regarding the terms of the modification.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Verbal and the reason is Loss Mit
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  MHA modification terms dispute
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
264334224 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called the servicer and made a payment.  The servicer provided the FDCPA and NACHA disclosure.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
112118787 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                                         Comments show contact with borrower regarding loan status and payments. Comments show borrower completed commitment to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
422957703 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called on 09/XX/2018 to pay the escrow shortage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
253178688 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On
                  [2] Property is        07/XX/2018 the borrower called in and spoke with an agent and they discussed retention options due to borrower being
                  located in a FEMA      current. The borrower opted out of the pre-approved modification. The borrower wanted to speak with a manager due to a
                  disaster area.         previously disconnected call, however the manager listed to the previous call and found no misconduct.  Borrower is deceased and Executor/XX/31/XX/24/XX/2017. There is no evidence noted to suggest that the property was impacted.
                  [1] Mortgagor Deceased
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  and documented

                  [1] Written Dispute -
                  Servicer responded
                  within 60 days and no
                  further communication
                  from mortgagor
484516116 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
417303012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Received authorization to speak with 3rd party, the monthly payment amount and loan terms were provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
264314232 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower was provided the basic insurance policy information and payment history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
646545339 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
236445384 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose
                  property; identified   of property; identified and documented.  The date of death is unknown.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
171091536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The proof of claim was filed 02/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
978202170 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
872770752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Gave borrower total amount due and asked for payment. Verified phone numbers and processed a payment by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
556194375 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Provided principal balance information, and discussed payment posting information. Loan is currently due for 10/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
223195352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
278108712 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Retouched completed, updated most recent comment date only.
597221016 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Spoke with borrower sent to translator but hung up.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
206888614 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called to discuss the account. The account was analyzed, verified overage, ordered the monthly statement and the reserve requirement was changed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
368212656 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  the borrower called in and was provided with the next payment due information 11/XX/2016. the agent comments that basic "yes"
                                         information was provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  there is a "BNKRPT"
                                         comment section, but no details about a bankruptcy are provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
257007156 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
766773168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called with questions about PMI deletion.  The agent opened a request for review with 7-10 business day time frame.
                                         They were also dissatisfied with being routed to collections and were advised this occurs when a payment is due.  The borrower stated they would make a payment online tomorrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
460293966 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Cancellation letter sent to borrower. Loan is currently due for  11/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
791613228 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
478462149 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
466143468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower was contacted on 10/XX/2018 regarding the payment.  Borrower informed of their commitment to pay $993.82 via phone pay; short and long term options discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
902588820 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Spoke with borrower, customer inquired about refinance
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
890763552 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower stated he received letter that 5000 would be applied to mortgage in conjunction with Affordable home loan, wants to know when this will be happening.  Borrower was advised need to mail back modification documents for it to begin.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is current on payments.
                                         Updated File Review-12/XX/2018-Updated Most Recent Comment date based on updated notes that's supplied in file by servicer.
341333412 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Customer called in and promised to make a payment.  Rep confirmed the caller is an authorized signer.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
345441768 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower needed a password reset to log in to the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
995321712 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The
                  property; identified   borrower called to make a payment and was provided the confirmation number.  Borrower is deceased and
                  and documented         Executor/XX/23/XX/31/XX/29/XX/02/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
820967160 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower informed that they are unemployed and waiting on their severance check.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
612457484 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called to make a payment for $439.71 for the reversed payment in September.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
174222576 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower wanted to discuss the account and to request a payoff.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
715523676 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On
                                         11/XX/2018 the borrower spoke to an agent and reviewed general information on the loan regarding escrow and payment changes.
                                         The borrower stated they would be making a payment of $2451.29 at a branch that day.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The loan was in a FEMA disaster area dated 9/XX/2017 was due to the hurricane.
646361352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
327987198 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         07/XX/2018- Borrower called in xfrd to customer service for request for statement to be completed. 06/XX/2018 Borrower called in discussed short and long term options borrower called to confirm payment scheduled to draft rep advised yes.
                                         06/XX/2018- borrower called in stated laid off after 19 years - will get severance cannot make payment payment at the time.
                                         03/XX/2018 borrower called with questions about why payment increased rep advised was a one time charge.02/XX/2018 Borrower called to schedule payment. 01/XX/2018- Borrower called in received mod documents will return tomorrow rep advised to begin making payment on the 1st of each month on time. 12/XX/2017- Borrower called in follow up for trial mod.. borrower scheduled payment. 11/XX/2017-borrower called to confirmed status of trial mod rep advise payment late and explained emails are reminders. 10/XX/2017-  Contacted Borrower advised trial start date 12/XX/17/XX/03/XX/14/XX/13/XX/12/2017- home owner occupied- was off work due to in hospital request deferment advised no deferments but modifications available.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
429018324 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  property; identified   Spoke with the executor of the estate. Phone payment of $1,118.37 was scheduled on the phone for 12/XX/2018. The reason for
                  and documented         default is short term. They were advised of short term and long term options.  Borrower is deceased and Executor/XX/16/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
482616876 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
982951695 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower was advised of amount due; borrower expressed frustration with how payments being applied due to escrow payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
766953297 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The further communication  borrower contacted the servicer on 10/XX/2018 to make a payment in the amount of $1033.88. Went over short and long term
                  from mortgagor         options. He also questioned fees of $737.48. He was advised that these fees were due to a delinquent water/XX/27/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit report dispute form was received, disputed payment was not specified.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
448430556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower informed that first mortgage statement was received and showing negative escrow. Borrower will be sending in additional funds when monthly payments are sent in.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
952194771 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On
                                         2/XX/2018, the borrower called and requested that $100 of the payment go to pay the fees on the loan and then requested to speak with the customer service department to request the 1098 tax form.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
110665716 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Discussed payment posting and next payment due date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
472221036 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The
                  [2] Mortgagor Deceased borrower called to request another statement be mailed  Borrower is deceased and Executor/XX/09/XX/09/2016.
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  but not documented
786485280 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
520655848 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower was advised that the endorsed claims check was mailed out.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2008.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
912065028 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
301019784 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
318132696 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
387145080 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
816026762 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
200691972 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/10/2015.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
565733616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2009.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
906429348 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The representative discussed insurance related issues with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
961195368 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
301719264 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called to make a payment and when advised of the fee associate provided the lowest fee and borrower put a third party person on phone to make payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
477408960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
255277848 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in regarding their escrow account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
440713644 3       [3]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                  unresolved and no      Borrower called as they were unable to make payment on the website due to changes. Associate took payment and explained the indication covered by  changes to borrower.
                  insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  [3] MI Not Being Paid  FORECLOSURE: No evidence of current foreclosure activity.
                  As Required            BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2002.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2002 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The property was inspected on 11/XX/2017 and noted the roof is damaged and tarped.  The inspector estimated the damage between $1000 - $10000.  There is no evidence of a claim being filed or repairs completed.  Property repairs have not started.  The property condition is
                                         UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017.
458076696 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
794981880 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
449560104 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in asking what fees were showing on the loan; the agent advised that  the fees were from inspections.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
649450116 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Associate contacted borrower in regards to the final modification. The agent advised to allow time for the account to update to current status. Also noted the recorded copy of the modification was sent to the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Flex modification offer was sent to borrower om 08/XX/2018
689354148 3       [3] F/C Sale Date      LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Scheduled Within Next  PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  6 Months               BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower was advised that loan now showing current due to recent reinstatement amount received.
                  [3] Loan is in         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  Foreclosure            REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                  [2] Payoff has been    FORECLOSURE: No evidence of current foreclosure activity.
                  requested within the   BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                  last 60 days           7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2003 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2003.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
425889576 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
166926608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower called to get loan mod status/XX/06/XX/04/XX/05/XX/06/09.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
145771668 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower called to update mailing address.  Payment and escrow breakdown discussed. Confirmation that the tax bill was paid also occurred.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2004.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
400999536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower stated that payment in the amount of $2,729.34 will be be made at the branch on 05/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
594931932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower made a promise to pay in the amount of $167.08 by 02/XX/2017
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
859034088 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower was provided with the principal balance, last payment received, next due date and current interest rate.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
461835192 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower states received documents in the mail and wanted to be sure the modification information is correct.  The servicer advised yes, Next due is 07/XX/2017 new payment amount is $364.90.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
364767032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
493961188 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower inquired about the payment adjustment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
227214548 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         7/XX/2018-Notes indicate that borrower called to discuss posting information information and late charge. Agent forward the
                  [1] Verbal Dispute -   request to have the late charge waived of which it was.
                  Servicer responded and EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Credit
                  appears issue is       Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower
                  closed                 issued a dispute regarding the credit reporting during the Special Forbearance Period. Borrower advised they were advised that during the forbearance they would not been reporting during that time during the disaster. Wanted a correction on the credit bureau. It was verified that account is not reflecting a forbearance program for january. XXX report correctly.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 10/XX/2017.  There is no evidence of damage to the property.
273522645 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower requested a payoff.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Potential deceased borrower.  No death date, death certificate, or confirmation of death however a potential deceased borrower notification is mentioned.
960657830 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.
                  property; identified   Borrower updated mailing address  Borrower is deceased and Executor/XX/10/2016.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
820967895 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
510295800 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called to inform of their commitment to pay at the local branch on 12/XX/17.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
152678904 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No new upodatess.
297700227 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The further communication  last contact was made on 1/XX/2018, in which the borrower had an inquiry regarding credit dispute.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
628398540 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The
                  property; identified   borrower called in to make a payment .  Borrower is deceased and Executor/XX/01/2016.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
963804324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower called to get assistance with retrieving their username and password for the website.  On 11/XX/2018 -- talked to borrower - discussed account and payment history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
932276940 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
279398196 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
879594046 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                  [2] Mortgagor Deceased Borrower called to set up a property inspection based on a letter they received.  Borrower is deceased and
                  - Executor/Heir exists Executor/XX/22/XX/26/XX/22/2016.
                  to dispose of
                  property; identified
                  but not documented

                  [1] Damaged Exterior -
                  Active insurance claim
                  and funds held by
                  servicer with
                  indication of related
                  contractor bid
                  sufficient to cover
                  repairs
408466548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
683606448 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Borrower provided their commitment to pay by regular mail.  Short term and long term options discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
274075174 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
662304972 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         There was an incoming call from the borrower on 04/XX/2017 to discuss payment posting information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Natural Disaster zone (as noted on 10/XX/2017). No damages were reported.
751539264 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
268112712 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower asking about his current modification, advised that cannot guarantee better offer, his interest rate is 3.625 for life of the loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property iis located in Natural Disaster area, but no damage to property.
369326120 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         There was an inbound call from the authorized signer on 07/XX/2018 to make a payment. The customer was advised of the total amount due, and  about short and long term options
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No change in loan status.
267722868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Per last borrower contact, borrower called in because insurance payment was supposed to decrease when changed to new insurance company
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No change in loan staturs
409606092 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2007.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
275029944 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                  closed                 Servicer provided account information.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Verbal and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower will speak with  Payment Research as a follow up , but has already made the payment.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
942412884 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  the borrower promised to make a payment in the amount of $1691.87 at the branch bank.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
684795972 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
525087486 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         10/XX/2017-Notes indicate that borrower called and was advised of Basic Insurance information and fax number to the insurance department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: Unable to confirm title issue activity on the loan with the information provided.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 9/XX/2017-Pre-referral is complete. All criteria is completed and waiting for pre-foreclosure to expire in order to move file forward to next level.
                                         5/XX/2017-Borrower must make a trial payment in order to accept it.
212088789 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  An authorized 3rd party called in to discuss the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
371121492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in confirmed payment plan schedule is to darft 08/XX/18 for 944.49 advised modifciation and workout programs are not guaranteed and collection calls will continue until modified.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
534046296 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No current contact with borrower.  No notes on any damage to property.
516573288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         1/XX/2017-Notes indicate that borrower called to advise of their commitment to make payments that total $2923.43 by
                                         1/XX/2017. Agent advised that collection actions will continue up until foreclosure. Although borrower may request a postponement of a foreclosure sale date postponement is not guaranteed. Foreclosure action of any kind is not noted.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is evidence of reaffirmation.  A motion for relief was filed 10/XX/2015.  Bankruptcy closed-10/XX/2015. Bankruptcy Chapter 7 was filed however was discharged and closed.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
163124724 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
985481442 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called with questions about insurance.  Also asked about special forbearance.  Borrower indicated they would discuss with their spouse and call back.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
645171828 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
689980995 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
703171872 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
446261424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Most recent contact with customer was incoming call with regard to Escrow and discharge of chapter 11 prior bankruptcy.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 11.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 07/XX/2016.  The proof of claim was filed 09/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
734326152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 10/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
574680036 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The agent provided a payment adjustment notification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2007.  The chapter is Chapter 7.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on
                                         09/XX/2007 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No change in status of loan. No updates..
601859160 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is current with payments.  No notes on any damage to property or any fema disasters.
478168656 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower called in to confirm Reinstatement payment was received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
613275468 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is current with payments. No noted damage of property.
253518552 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
864843924 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Flood
                  from mortgagor         Zone Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing property location in a flood zone.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
624757518 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: borrower prefers contact thru email.  On 12/XX/2018 emailed borrower to inform them that there has been several attempts made for inspection -- all have been cancelled -- therefore cannot release claim check.
178098732 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
396331404 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Borrower explained that he was unable to make a payment but will make one but can not give a ensure a date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
406657272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
336086556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
148250676 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                  [2] Property is        Borrower promise to pay $996.59 on 01/XX/2019.
                  located in a FEMA      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  disaster area.         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: Comments on 12/XX/2017 indicated the property was located in a FEMA disaster area.   12/XX/2018  All
                                         funds have been disbursed as of 11/XX/2018. No change in loan status.
823925182 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: borrower is current with loan payments.
186125520 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                  property; identified   Borrower called regarding insurance information.  Borrower is deceased and Executor/XX/30/XX/04/XX/08/2009 and there is no
                  and documented         evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
911335320 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                  further communication  Servicer advised of amount due. Borrower was not able to make payment arrangements.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting and balances. Servicer updated all fields and issue appears resolved.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.  Discharged bankruptcy
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
407996736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
649460112 1       [1]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The
                  insurance claim and    borrower called with questions about the letter they received about the exit of the loan modification.
                  funds held by servicer EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  with indication of     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  related contractor bid FORECLOSURE: No evidence of current foreclosure activity.
                  sufficient to cover    BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 7.
                  repairs                The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.  Closed bankruptcy
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is TBD.  Borrower states has damage from hurricane, and is using the mortgage payment amount to make the repairs due to insurance deductible being too high.
                                         The damage repair amount is estimated at $2,585.45.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area on 9/XX/2017. Borrower stated was impacted by Hurricane Irma and made repairs on own as the deductible is too high.
759214071 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
789354132 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called in . Servicer informed Borrower of letter being mailed out to review permanent  Home Retention
                                         options.Borrower claims monthly statement indicates payment increasing. Servicer reviewed account and did not show an anticipated increase.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
829037088 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
641523288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower stated will make October's payment on the 29th of this month.  The borrower to call in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
461455344 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The
                  [1] Mortgagor Deceased borrower verified their information and discussed their late fees assessed.  The borrower usually makes their payment at the
                  - Executor/Heir exists end of the month for the following month but missed a payment in May which resulted in these late fees.  Borrower is
                  to dispose of          deceased and Executor/XX/25/2016.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
454044591 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
396881184 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Borrower is current.
141803256 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
209786052 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                  further communication  Borrower wanted payments to be reviewed.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2016.  The dispute type is Written and the reason is income used for modification.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed the income used for the modification.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is current with payments No noted property damage.
948530436 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No change in status.
269589216 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is current on payments.  no noted damage to property .
140953596 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is current with payment.
990733548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Borrower called to speak with the escrow department.  Call was transferred.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2006.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2007 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
376634658 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
501329388 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called to see what estimated years left on this loan is  as they have continuously made additional and large lump sum payments towards the principal.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
837914700 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
343181350 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower called advised may be interested in short sale or deed in lieu foundation damage to the property.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
261015552 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
148500576 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Principal and escrow balance, pay received/next due date, and interest rate provided.  Payment made.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
245875410 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
855977472 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Authorized third party called advised is calling in regards to a payment that was scheduled on  03/XX/2016 in which advised
                                         will schedule through web to avoid any fees   offered a fee waiver  atp declined.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
628708416 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower contacted the servicer on 10/XX/2016 to authorize a payment in the amount of $710.43.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
326204746 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
614434128 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
658536480 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         11/XX/2018 -- talked to borrower regarding upcoming payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No recent contact with borrower.  Borrower is current with payments.  No property damage.
445250932 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower discussed the insurance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2005.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2006 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
960045828 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.  Case was converted to a chapter 7 on 03/XX/2011 (see comments dated 03/XX/2011.)
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
228128712 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Borrower called in to discuss the escrow shortage. NACHA disclosure was provided. A payment was processed and the confirmation number was given to the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The borrower advised on 09/XX/2017 their property was located in the FEMA zone for Irma. No sign of an open claim or unresolved damages.
200991960 3       [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damage remains         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The indication covered by  borrower submitted an internet inquiry to see what the minimum balance to be held in escrow. The research was completed and
                  insurance sufficient   responded on 12/XX/2018 explaining how they how it is figured out. They also go on to explain that as of now there is a
                  to cover repair        balance of $73.77 is currently accurate and that property taxes on the property have been increasing each year. The taxes show as follows - 2016 - $251.17, 2017 - $260.68 and 2018 - $266.70. They advised to contact them if further assistance is needed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower noted drywall.
                                         flooring and roof damage from Hurricane Irma on 10/XX/2017.  An inspection reported on 11/XX/2017 was completed on
                                         10/XX/2017 and noted $10000-$15000 of damages.  There is no evidence of a claim being filed or damages repaired.  The damage repair amount is estimated at $15,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
975209760 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The customer called in regarding a payment that was sent on 10/XX/2018 for November's payment.  The representative advised that the payment amount was not enough due to increase in payment. The customer stated was not aware of the increase. The customer made a partial payment to complete the November payment. The customer also made a commitment to make a payment on
                                         11/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
452464749 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
545845410 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called on 05/XX/2018 inquiring about the balloon payment at the end of the modification. The call was disconnected before answering the borrower's question.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
403049374 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called for number to insurance department to change insurance companies.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
417662868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
510935544 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  the borrower called in and stated that the most recent payment was sent 2/XX/18. the borrower wanted to know about lowering the payment, and stated that they attempted to refinance the loan and was told that they would have to have private mortgage insurance. the borrower asked if they could pay taxes on their own. Customer service comments indicate the escrow deletion checklist was performed and the escrow was declined to be deleted.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
519332184 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower wanted the amount for the insurance being paid.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
848520456 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called advised no longer need assistance forbearance will expire 04/XX/2018. Customer called to make payment on
                                         10/XX/2018. Payment was late by 1 day. Long term and short term options were discussed per the servicer.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
528348576 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
628527140 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called in to make arrangements to pay July 2018 payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: This loan was approved for Hardest Hit Funds Program on 07/XX/2016 and was  completed on 06/XX/2018
233523286 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Spoke with borrower, customer advised payment would be received by 8/XX/18 via payment by phone.  Borrower called on
                                         11/XX/2018 to make payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
546540670 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
965643426 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
597580872 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
885345720 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Account inquiry. Verified account.  Attempted to provide HUD number.  Borrower need to speak with HELOC, transferred.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
184796052 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower inquired about a recast of the loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
211191552 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Spoke with borrower, customer made a payment in the amount of $1126.91 effective 4/XX/18 via phone pay
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
645951516 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
938486142 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower promised to make a payment in the amount of $1430.73 by 10/XX/2016. The customer called on 10/XX/2018 and made a commitment to pay $1,4563.38 on 10/XX/2018 at the branch. Caller requested assistance with online payments to set up auto pay and assistance was received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
752458896 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/04/2016.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
789464088 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The customer informed of their commitment to pay $956.98 on 04/XX/2018 by Web.  Borrower is deceased and
                  [1] Mortgagor Deceased Executor/XX/13/XX/25/2012.
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  and documented
603198624 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: No new updates, no change in loan status.
421487847 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Account inquiry.  Property is owner occupied.  Asked for payment.  Promise to pay $1512.85 on 07/XX/2018.  Borrower advised payment of $1662.77 was taking care of in July, reminder was applied to escrow.  Contacted payment research to have funds move and applied mortgage payment.  Short term and long term option was offered.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
227159100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
985965456 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower made a payment for $1,565.21 and inquired about late fees.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
878588424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
588821112 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
230657700 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No new updates or change in loan status.
410983560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
203659632 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The customer called in on 08/XX/2018 to schedule a payment and was advised about the two late charges of $65.00 for July and
                                         August 2018. The customer stated he sent the payment for this month in the mail and should be received by 08/XX/2018. The agent advised of shopping around for cheaper homeowners insurance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to Hurricane Irma. No property damages were reported.  12/XX/2018 No new updates, no change in loan status.
747795213 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The further communication  borrower called in on 09/XX/2018 to inquire about escrow balance and get insurance department fax number.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing payment history and rating.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area (Hurricane Irma). No property damages were reported.
235565736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
601249404 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Notes indicate that borrower called to verify that since made his payment today that it would not be late at the branch.
                                         Agent advised there should not be an issue with the payment since the 16th in the last day of the grace period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
882117012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
424377558 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                  property; identified   Borrower called to make a payment on the account and advised that she did not need help with the loan.  Borrower is deceased
                  and documented         and Executor/XX/25/2014.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: no new updates or any changes in loan.
576572337 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No contact with borrower within review period.
996421272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
187622468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.
                                         Comments do not break out purpose of call.  States: 'Regular Documentation.  End call.'
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: No new updates, no change in loan status.
586365360 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Contact dated 07/XX/2016 reflects a a check in the amount of 1518.86 was endorsed and released to the borrower,. However, there was no evidence of damages.
790583640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
281207472 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
899819928 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The further communication  borrower called in to make a payment on the account.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Servicer received a written credit bureau dispute regarding present and past status, payment rate and history; servicer responded to the dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
707576856 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to schedule a payment. The agent discussed the balloon payment at the end of the loan due to the modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No new updates, no change in loan  status.
748170072 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
421917804 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                  [2] Property is        Call received from branch with borrower stating check in the amount of $5,000.00 is being sent for endorsement  as funds are
                  located in a FEMA      needed to being repairs.
                  disaster area.         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Claim check was endorsed at the branch on 10/XX/2017 with the natural disaster flag being updated to
                                         no.
626159436 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower requested a copy of the modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
648650436 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/16/2015.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
640113852 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
997220952 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called in regards to letter date 04/XX/2018 referencing the fees outstanding. Associate advised fees are able to be waived
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
654964497 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Most recent conversation with borrower was borrower calling in to state that payment was made inadvertently to other mortgage company and payment would be made by website same day. Short and long term options discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
561215424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
967132992 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
367806424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: no borrower contact during review period.
687934716 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
121691304 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Spoke with borrower, customer got on the line would not verify just stated that he made one payment at his branch this morning
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
571381356 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         7/XX/2018-Notes indicate that borrower called to verify the name of the Insurance company for Lender Placed Insurance. Agent transferred borrower to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
266053536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Per last borrower contact, borrower states unemployed and was provided HHF information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
302279040 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called on 10/XX/2018 and confirmed that the property is owner-occupied.  Agent attempted to update financial information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
313227342 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
981527232 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is current with payments. No noted property damage.
731333704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
149075091 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
253898400 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called and went over the fees on the bank statement.  The servicer answered all questions regarding fees.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
673973040 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower verified their information and were advised of short term and long term options.  They also discussed the recent increase in their escrow payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
520121868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
787474884 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower called regarding modification adjustment rate review.  Talked to borrower on 11/XX/2018 -- discussed payment adjustments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
800159808 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The further communication  borrower called and made a promise to pay at branch.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the first date of delinquency, the servicer researched and found no findings that the date was incorrect. Dispute was resolved. Corrections made with term of loan and pay history as of 11/XX/2018.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Dispute started on 09/XX/2018 was resolved on 11/XX/2018/ and corrected. No Change in loan status.
765383724 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is current with payments.  No note property damage.
251419392 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called to confirm that his hazard insurance check was mailed. The borrower was also advised that an escrow overage check was sent to him.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
590993508 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
682556868 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Went over modification with borrower.  Trial plan over.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is current on payments.  No no noted property damage.
117053160 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Commentary dated 11/XX/18 indicates  borrower called in and provided 24 hour authorization for 3rd party; borrower wanted to discuss recast letter dated 11/XX/18 & 11/XX/18 which borrower now understands; informed to servicer will be accepting the recast and will be mailing back acceptance form today which they have been advised 12/XX/18 is the due date; servicer provided fax number to send in an updated ATP letter; also, borrower informed to servicer November payment will be made via epp by 11/XX/18.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
262075128 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
870662925 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                  closed                 Servicer advised that MIP requirements will be reviewed
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Verbal and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputes present/previous account status.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
577708824 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Loan was previously modified. (See comments dated 10/XX/2011.) Per comments dated 12/XX/2012, a cease and desist was updated on the account. (Prior to the review period.)
949749948 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.
                                         Servicer provided insurance payment history
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
575649648 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called to discuss the monthly statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
798760368 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
417483300 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called stated there should be a way to remove late fees from credit reporting,
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
471061500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On
                                         09/XX/2018 the borrower called regarding the payment increase, the servicer advised that due to previous modification the interest rate will increase 0.375%, no other information requested. Comment dated 09/XX/2018  Customer must return the executed documents in order for the Modification to be processed. HAMP Loan Modification documents mailed on 09/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
924325098 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
478468536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 10/XX/2011.  The proof of claim was filed 04/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
817802748 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
235305840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
997420476 2       [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  requested within the   PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower called and requested payoff.
                  [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2016.  The dispute type is Written and the reason is Credit
                  Servicer responded     Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication within 60 days and no  from mortgagor.  Borrower disputed credit reporting. Servicer researched and reported that all fields correct. Issue appears further communication  to be resolved.
                  from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
729328152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Customer Contact on 11/XX/2017, Confirmed payment amount $514.32 dated 11/XX/2017
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
420451752 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
554498112 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Chapter 7 Bankruptcy filed 12/XX/2009.
220471776 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
324650088 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a payment in amount of $753.06.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
124827516 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to with questions about the escrow account. The agent noted the account was analyzed and a monthly statement was ordered.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
689364144 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer updated reporting during bankruptcy. Issue appears to be resolved.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
953068620 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Servicer advised borrower of total amount due, also that collection activity including foreclosure, late charges and credit reporting will continue. Servicer asked for payment and was able to process payment in the amount of $641.71, read EPP disclosure and provided confirmation number as well as callback number. Borrower advised servicer that October payment would be made by 11-12-18
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
516303396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower returned a call to the servicer and the welcome call was performed. The agent's comments also indicate the borrower will submit documents to begin the modification request.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Per the comments, it appears the loan was modified in 2010, and again in 2/2012.
478438548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
759824010 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  On
                                         05/XX/16 borrower called and requested modification assistance and submitted financials. On 05/XX/16 borrower was advised of workout options and borrower stated will upload documents for review.  Borrower stated reason for default as illness in borrower and family. On 05/XX/16 borrower was advised that HAMP was an option that is being reviewed and may get approved but no guarantee. On 06/XX/16 borrower was advised of documents needed to complete review. On 06/XX/16 and 06/XX/16 borrower stated accountant working on p&l for review and will return documents by end of business the next day. On 06/XX/05/XX/20/XX/19/XX/01/XX/14/XX/27/XX/05/XX/03/XX/30/XX/02/XX/09/XX/15/17 borrower was advised permanent modification documents received and educated borrower of the process and of the escrow analysis.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
399919968 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                  further communication  Customer expressed dissatisfaction with the collection calls and credit damage because his request of a mod. No resolution,
                  from mortgagor         call was disconnected. (11/XX/29 2017, borrower refused to verify call, unresponsive, no resolution or mod docs sent.)
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit reporting dispute
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No new updates, and no change in loan status.
150559752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Account inquiry.  Discussed declined letter with borrower due to account being brought current.  During trial researched loan and advised due to hard hit funds award it ended up canceling out the trial.  Recalculated his payment due to the decrease in principle which the new payment is less than the trial, advised that the original terms from the HAMP will still be in place so his interest rate will increase two more times.  Borrower is satisfied with the current payment not seeking any further assistance will re-evaluate next year.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
181477380 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         9/XX/17 Borrower called made PTP 9/XX/17, RFD no damage to house just electricity and fence.  9/XX/17 Borrower called was unhappy unable to make branch payment due to branch closed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
136405416 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The agent discussed the escrow shortage with the borrower,the Nacha  disclosure was provided and the agent processed a epp for the borrower and provided the confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
488344584 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: no new updates, and no change in loan status.
278608512 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 10/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
475652431 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Spoke with borrower, borrower was concerned that her payment now was paying less to principle than prior to the last rate change. I explained that this was correct based on the payment adjustments and interest changes that were part of her mod
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
700669838 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Borrower called in 4/XX/16 expressing dissatisfaction, and saying lender did not do a proper modification and he is being overcharged on his taxes.  He said his taxes should be $1,700 per year not $3,400. Call transferred to customer service to verify most recent tax bills.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
752238984 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The servicer nor the borrower have attempted contact with each other since 01/XX/2017.
254589816 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
500249970 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The representative made a welcome call and discussed the loan modification with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Per comments dated 09/XX/2012, the loan was modified.
670141836 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Loan has been current for 12+ months, servicer not attempting to contact borrower.  The property wasn't damaged from the
                                         Hurricane, but concerned about their work area and when they can get back to work.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
563434536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
784206192 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to make payment but the agent unable to process the payment because the borrower requested to pay with a credit card.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: This property is located in a FEMA Disaster Area (Hurricane Irma). No property damages were reported.
698810112 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Advised the borrower final mod documents have been received and post closing process is still in process.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
366933168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
394031178 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
276919188 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
429037092 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The
                  [2] Property is        borrower called in to update the mailing address and was provided the loan status.
                  located in a FEMA      EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2016.  The dispute type is Written and the reason is Account
                  disaster area.         fraudulently opened.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was claiming identity theft and stated the account was opened fraudulently.  The
                  [1] Written Dispute -  dispute was referred to the fraud department and was then closed on 03/XX/2016 due to the claimant not responding.  The
                  Servicer responded     dispute code was removed and the credit block was removed on 04/XX/2016.
                  within 60 days and no  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  further communication  FORECLOSURE: No evidence of current foreclosure activity.
                  from mortgagor         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
363357314 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
920811528 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
689712030 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower requested an application for the pay plan/ auto debit.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
551677932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
764913912 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
505817592 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in to discuss details of a short sale. Borrower was informed that an offer must be presented to start the
                                         Short Sale process.  Agent advised the borrower need to do a financial interview. Property is owner occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
868072632 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Litigation is referring to answer filed on the account on 07/XX/2012.
345241848 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The borrower called to advised a payment of $1,202.22 would be made at the branch office on 9/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
259806036 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
383376588 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number XX-XXXXX.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
257496960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  On
                                         07/XX/16 borrower made payment by phone. On 08/XX/16 borrower stated short term default as unexpected expenses and will be resolved in November. Borrower stated will make August payment on 09/XX/16 by phone. On 09/XX/16 borrower made payment by phone. On 02/XX/17 borrower stated will make payment on 03/XX/17.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
514728522 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
773340540 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  Per last borrower contact, borrower called to inform has changed mortgage insurance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
755838802 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
639694020 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called in to request a statement and the servicer's mailing address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
671425688 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  The borrower called to confirm and update the correct mailing address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
239604120 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower called in, received a letter and had questions on interest rate change, information was explained, call ended.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
523700436 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
233426655 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called in and made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
813724380 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                  [2] Property is        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  located in a FEMA      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  disaster area.         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damages.  12/XX/2018 no change in loan status, no new updates.
888474468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Payment processed and escrow overage check discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
831267360 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
349899984 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
160725684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  On
                                         1/XX/2017, the borrower called in to process a phone payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
368262636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2013.  A prior bankruptcy case# XXXXXXXXXX was also on account.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
142253076 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower payment scheduled to draft on 06/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
545861568 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The customer was contacted advised that the property is tenant occupied and payment is being sent.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 08/XX/2016.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: No new updates, and no change in loan status.
353938368 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower contacted the servicer on 09/XX/2017 to inquire about the property insurance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
457486932 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Borrower called for basic information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
561885156 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 06/XX/2017.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
723520476 2       [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  requested within the   PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  last 60 days           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
107377032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: No contact with borrower in comments during the review period.
787854732 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Spoke with customer discussed payment posting information  and next payment due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
675389736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is listed in a FEMA disaster area on 9/XX/2011 due to Hurricane Irene. The comments on
                                         1/XX/2012 reflect the property was inspected and was reported as occupied.
226667331 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Comment dated 10/XX/2016 borrower called to discuss the modification and potentially opening an appeal. Associate advised borrower the status of the account and they should be receiving a letter in the next 7-10 days on 10/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2016.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
207357024 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
173372661 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called 4/XX/18, and verified all contact information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Borrower appears to have been making payments as agreed for quite some time.
245281848 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
764863932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Borrower appears to have made all payments as agreed.
686712630 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
615693624 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Account inquiry.  Property is owner occupied.  Borrower got husband on the line.  Wanted to know why partial payments are not being applied correctly when payments are being sent in every other week.  Advised some of the payments are being applied to the principal.  Advised customer service can assist with making adjustment.  Sent payment history and advised ways to prevent this from happening again.  Advised options to auto payment has been offered and decline.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
245770836 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called in to confirm the insurance information was updated.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area (Hurricane Irma) noted on 09/XX/2017. No property damages were reported.
589973916 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to make a payment in the amount of $1893.45.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  There is a "BNKRPT"
                                         comment section, but no other details about a bankruptcy are located.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Per the comments, the borrower was affected by Hurricane Katrina, no property damage was noted.
894562032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
277182279 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
526979124 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The representative discussed insurance related issues with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Chapter 7 filed 02/XX/2013 and closed 07/XX/2013.
523895200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
371585668 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower returned call,said wife makes payment and she will call. Borrower advised of collection effort and credit reporting.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Modification completed prior to the review period
                                         Foreclosure closed prior to the review period.
                                         Commentary shows a BK discharge but no other info found.
504949500 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called to see if two payments had posted.  The agent advised that they may have been delayed due to the hurricane in Florida.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA disaster area affected by a hurricane.  No damage was reported.
681437316 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The
                  property; identified   borrower indicated they are no longer interested in assistance options - loan is current.  Borrower made a promise to pay
                  and documented         05/XX/18 at the local branch.  Borrower is deceased and Executor/XX/14/2015.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
775439700 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/02/2012.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
739052160 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
356254371 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.  Discharged bankruptcy
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
389764032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
523980324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         There was an inbound call from the borrower regarding insurance payment history, and status of flood determination.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
691570836 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called in regarding the past due payment and indicated the payment would be made by 11/XX/17. There was also email correspondence discussing the late fees, and the servicer indicated the late fees for November had been waived after a review of the loan account history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2011 and there is evidence of reaffirmation.  reaffirmation filed 9/XX/11
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
365285388 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in to discuss status of account. Agent confirmed payment received and discussed next payment due date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
528688440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
395891580 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Advised of principal balance, received payment and next due date provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
389804016 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower called about fee waiver.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
941965794 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  On
                                         03/XX/2018 the borrower spoke with an agent regarding  a letter that was received for an inspection on the borrower's home.
                  [1]                    The  borrower stated that the repairs were not done yet and should be started in June. The agent advised to call in when
                  Damaged/Occupied/FEMA  ready to proceed.
                  Zone - Active          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  insurance claim and    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  funds held by servicer FORECLOSURE: No evidence of current foreclosure activity.
                  with indication of     BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  related contractor bid LITIGATION: There is no evidence of litigation on the file.
                  sufficient to cover    TITLE ISSUES: There is no evidence of title issues.
                  repairs                PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Property damage is noted on 12/XX/2017 as extreme damages, however no specifics were noted. Claim funds in the amount of $11359 were endorse and released to the borrower on 12/XX/2017.  The borrower stated on 03/XX/2018 that the repairs would commence in
                                         June 2018. The borrower has not called back to confirm property is ready for the 100% completion inspection.  The damage repair amount is estimated at $11,359.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
763197330 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called in and was provided the next due date.
                  [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Written and the reason is Loss Mit
                  Servicer responded     Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication within 60 days and no  from mortgagor.  The borrower was disputing the terms of the modification and the forbearance/XX/07/XX/04/XX/21/XX/13/2017.
                  further communication  No damage was reported.
                  from mortgagor
788721120 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
950939472 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The representative discussed the recast letter with borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Per comments dated 03/XX/2011 loan was previously modified.
470611680 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower made a scheduled payment via IVR.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: No new updates and no change in loan status.
350739648 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in to schedule a payment. The agent discussed payment posting information and the next payment due date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
729708000 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         03/XX/2017,  borrower called in stated home owner occupied- called to confirm payment set - paid online yesterday. request auto pay on account-
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
997460468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
538036191 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower gave servicer one time authorization to speak with spouse. Servicer advised of total amount due and that credit reporting, late charges, and collection activity continues. Servicer asked for payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
475099884 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called regarding hazard claim check endorsement. Servicer advised to send in adjuster report.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
519179232 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
836796312 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Comments from 11/XX/2010 indicate modification completed effective payment date 12/XX/2010.
815393712 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called with a general inquiry.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
858976272 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The further communication  borrower called in to have funds moved to the escrow account.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2015.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a dispute claiming inaccurate information was reported.  The account was reviewed and determined no changes were needed.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
451879606 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called the servicer and the escrow analyzed.  A monthly statement was ordered.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
288314628 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
819036160 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Comment dated 02/XX/2017 borrower called for an update on the recast they sent email. Borrower called with questions regarding the recast on 12/XX/2015.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.  Comment dated 10/XX/2016 cites proof of claim was not filed. Recast documents were never approved by bankruptcy court cited on 01/XX/2017 and the executed HAMP recast sent to custodian.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Recast documents sent on 11/XX/215 with borrower opting in on 12/XX/2015.
849739968 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         12/XX/2017 -Borrower called in stated not interested in modification- stated calling in reference to first mortgage decline letter rep  advised the case will be closed per borrower request. 10/XX/2017 Borrower was pending disability approval to determine if needs assistance. 10/XX/2017- borrower called to discuss package received and listed options had concerns. rep advised loan current package provided because they discussed possible assistance.10/XX/2017- borrower notified will be out of work for 3 months- options discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No new updates for loan, no change in loan status.
890613612 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
291013548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called regarding fees on account. Servicer advised how to set up repayment of fees.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
545380902 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
656147436 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                  further communication  Call received from borrower inquiring a fee in the amount of $883.00. Associate advised borrower fee is for repairs servicer
                  from mortgagor         incurred. Borrower called for information regarding the principal and escrow balances and current interest rate on
                                         01/XX/2017. Response was sent via maiol
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Written and the reason is Fee
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower inquired about fees in the amount of $883.00 providing the breakdown of the fees.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
460385772 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
774620028 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
241403400 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called to discuss the last disbursement of the property loss that has since closed and funded.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
479648064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
316693272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
555154479 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called for general account and payoff information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
651419328 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The further communication  customer called in to make a payment and request a waiver for the late charge. The agent advised the next due was
                  from mortgagor         12/XX/2017.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2015.  The dispute type is Written and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the account payment history and rating.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
386555316 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called in for general account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The loan was modified outside of the review period ( 12/XX/2010)
507536904 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
319312224 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called to make September payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
755207796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
809656008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called advised had to borrower funds to reinstate the loan. Borrower advised denied modifcation extension for disaster relief.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
154299134 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/03/2017.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
420161868 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called and appears to have talked to the loss mitigation department about lowering their interest rate.  They declined to be transferred to the refinance department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damages.
317392992 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The loan was modified outside of the review period.
412794816 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called for the fax number to send a copy of the Dodd-Frank form that they received the previous year.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
407856792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
996660132 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called and states that he paid the escrow shortage and wants account reanalyzed. Transferred borrower to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
339014340 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The servicer nor the borrower are attempting contact with each other during the review period.
970461660 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2015.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
905547636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
446205375 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower was transferred to bankruptcy department and discussed selling property and getting a payoff.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
523120668 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Borrower contact in regards to making payment by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
644412132 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
451749228 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called regarding re-cast letter.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Keyword Search Completed

                                         No FEMA Declaration Found
632057076 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
275539740 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         Borrower was contacted 7/XX/2016 to discuss status of escalation; borrower stated 1st mortgage issue was resolved.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
628187175 1       [1]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The
                  insurance claim and    borrower advised the home is not ready for inspection and will contact once repairs complete.
                  funds held by servicer EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  with indication of     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  related contractor bid FORECLOSURE: No evidence of current foreclosure activity.
                  sufficient to cover    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  repairs                LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower called in and stated the hurricane impacted home  on 10/XX/2017.  The borrower reported on 01/XX/2018 the property is vacant and waiting on repairs due to significant damage.  The most recent repair inspection notes repairs as 85% completed on
                                         08/XX/2018.  The repairs were done to interior rooms, flooring, walls, cabinetry, garage.  Damage was caused by hurricane.
                                         Claim funds in the amount of $68410.82 were received on 04/XX/2018. The claim is pending completion and inspection as of
                                         09/XX/2018.  The damage repair amount is estimated at $68,410.82.  Property repair is in process.  The property condition is
                                         UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: TThe property is located in a FEMA declared disaster area due to Hurricane Harvey and noted on
                                         08/XX/2017.
352808820 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
450894906 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
476289408 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Payment
                  from mortgagor         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputing current balance/and or amount pas due.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No change in loan status.
968861244 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
171501372 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called with basic account questions.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2008.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
565903548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Borrower called to make payment and updated email address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
714737024 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: No contacts or contact attempts during the review period.
746315361 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower requested PMI/MI deletion.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
518612472 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called in to customer service and discussed payment posting information. Rep confirmed payment received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
805308906 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in to discuss the increase in their escrow payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2005.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2006 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
914194176 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in and the agent discussed the principal recast.  The borrower was given the total amount due and asked for payment.  They were wondering what happened to the check they sent and were transferred to the customer service department.
                                         The borrower was advised of short and long term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2012.  Prior chapter
                                         13 bankruptcy was filed 07/XX/2004 under case number XX-XXXXX.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma in 09/2017. There is no evidence noted to suggest that the property was impacted.
108006780 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Agent informed the Authorized 3rd party that if he is not on  the  Note then they are not considered a borrower. 3rd party wanted to know if the trial offer would be valid if he signed the final modification documents. Agent advised that it doesn't matter who makes the trial payments as long as the borrower signs the final modification documents. 3rd party stated
                                         that they do not know where the borrower is as he is making the loan payments. Agent stated that there is nothing the lender can do about that.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
929837916 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The further communication  borrower placed a credit reporting dispute. The payment history and account status were verified and the servicer responded
                  from mortgagor         with the current findings.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower placed a credit reporting dispute. The payment history and account status were verified and the servicer responded with the current findings.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
804699522 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  The borrower contacted the servicer to update the mailing address and it is not the subject address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2005.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 08/XX/2009.  The proof of claim was filed 08/XX/2005.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: FEMA Disaster Hurricane Irma noted on 09/XX/2017. No property damages were reported.
181307448 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower verified that the property is owner occupied and inquired about the payment increase.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
757834209 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Spoke with borrower, customer would be going to the branch to make a payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
574450128 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Per last borrower contact, borrower advised is going through a divorce and ex spouse will not sign proper paperwork to be released from loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
609716016 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower called in to discuss their property claim.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
742123032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2005.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2006 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
651359352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                                         Borrower called to make payment on account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
869142204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
254298240 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
541601658 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
863664396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower contacted the servicer regarding the escrow payment; servicer advised the payment was received and informed the borrower of the next due date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
897180984 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
235315836 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Email received from borrower stating they are paying their own taxes.  Borrower requesting escrow balance statement.
                                         Advised account is impound dor taxes and insurance.  Provided current escrow balance.  Referred to website.  Mailed transaction history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
156137520 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The loan status is current and performing. On 09/XX/2018 the borrower called to make a payment in the amount of $1702.02, the
                                         Servicer waived the late fee due to the borrowers excellent payment history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
478082187 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
111825252 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Most recent conversation with borrower was borrower calling in regarding Statement not being received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
938404488 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
174320244 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The
                  property; identified   borrower called in to make payment of $1,391.10.  Borrower is deceased and Executor/XX/18/2016.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
678148632 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The servicer provided principal balance information, interest rate, escrow balance and next payment due date to the customer.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2004.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 05/XX/2005.  The proof of claim was filed 11/XX/2004.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
933376500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
218412602 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
706871724 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
663134640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Borrower called 10/XX/2015 to check status of the Modification (MOD) and was advised currently in review. Outbound call to the borrower on 2/XX/2016 to advise trail payments scheduled. From 3/XX/2016 to 6/XX/2016 borrower discussed the permanent
                                         MOD documents being notarized.  Borrower called to discuss the payments and  not receiving the pay plan as noted on
                                         7/XX/2016.  On 7/XX/2016, the borrower was advised the payment posted on 7/XX/15/XX/13/2016 borrower wanted to discuss receiving the billing statement since the payment plan has been approved and was advised statement is for record purposes.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
369513045 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Notes indicate that an agent called an Authorized Third party to get clarification on documents requested by the underwriter for a loan modification. Items thneed clarification are: Borrower 1 Social Security Award letter, Pension award letter in
                                         DMP and that amounts in accounts were deposted to a DFCU credit union account. Borrower 2 was receiving State of Michigan pension of which was being deposited  to a XXX account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2009 and there is evidence of reaffirmation.  The proof of claim was filed 05/XX/2009.  Bankruptcy received: 2/XX/2009
                                         Bankruptcy closing with out reaffirmation: 03/XX/2011
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
989763936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower had questions on the payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
682283516 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower made a payment in the amount of $433.20 effective 08/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
899759952 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The customer confirmed correspondence from US BK court regarding prior discharge date being updated. The servicer confirmed a copy available in imaging for review.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2017.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
202469751 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called to ask about escrow, analyzed account and ordered monthly statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
693010692 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The servicer provided principal balance, interest rate, escrow balance and next due date on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
539378424 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                  [1] Written Dispute -  Borrower contact in formation updated.
                  Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2015.  The dispute type is Written and the reason is Credit within 60 days and no  Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication further communication  from mortgagor.  Borrower disputed credit reporting. The borrower was disputing the bankruptcy reaffirmation.  The
                  from mortgagor         commentary reflects the bankruptcy was not reaffirmed and payments will not be reporting.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2003.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
697390932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
573477060 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
125469792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
452358984 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower called requesting PMI deletion.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
353538528 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
183216684 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2003.  The chapter is Chapter 7.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on
                                         02/XX/2004 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
260695680 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower called to get the status of a payment research that she sent back up on.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
150229884 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
451334862 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  On
                                         10/XX/2017, the borrower called in and wanted to see about getting late fees taken care of that the borrower was charged.
                                         The agent assisted the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
120511776 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On
                  [1] Written Dispute -  10/XX/2018 the borrower spoke with an agent regarding how to make principal payments only on the account.
                  Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Written and the reason is Loss Mit within 60 days and no  Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication further communication  from mortgagor.  Bwr made regarding mod terms in regards to the $61939.40 deferred interest, response made to customer
                  from mortgagor         explaining terms and where to find terms on agreement
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
192411510 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The loan number was provided. The payment posting information and the next payment due was discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.  Comments on 04/XX/2011 indicated a Cramdown/Motion to
                                         Avoid Lien was filed in regards to the second lien.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
950889492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Borrower called in, discussed payment posting information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
581823612 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called 7/XX/18 & 8/XX/18.  In the earlier call the borrower asked what options might be available for relief of the
                                         2nd lien loan in the amount of $73,000.  Borrower was advised that program was no longer offered.  Borrower was advised of short and long term assistance options.  There was no detail offered as to why the borrower called back 8/XX/18.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
444262224 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Spoke to borrower set up payment over the phone in the amount of $398.49.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
809229069 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called to see if the account could be looked up she did not have her account number. Servicer verified full social.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
366183468 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The
                  property; identified   borrower called regarding a duplicate Modification letter received, the servicer advised the borrower to sign and return the
                  and documented         documents so the file can be updated.  Borrower is deceased and Executor/XX/09/XX/09/2017.
720901524 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Borrower informed of their commitment to make a payment  for $650.55 on 12/XX/16 and $564.41 on 12/XX/2016 at the local branch.  Reason for delinquency was borrower was ill, which caused a curtail in income.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
236590536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Customer requested a copy of the loan history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.  A motion for relief was filed
                                         03/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
967793211 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The
                  property; identified   borrower called in to make a payment in the amount of $899.58.  Borrower is deceased and
                  and documented         Executor/XX/05/XX/13/XX/13/XX/31/XX/52220, filed 04/XX/2004, chapter 13, discharged
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
411495336 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Outbound call to borrowers, borrower informed servicer that a commitment to pay $545.80 on 05/XX/2018 by Web, servicer advised borrower of short term and long term solutions.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
737614836 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                  [3] MI Not Being Paid  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  As Required            REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
570061884 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
799450092 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to inquire about some documents for the mobile home title.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2003 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
225349824 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The representative advised the borrower of the total amount due, grace period and late fees.  The servicer also advised that collection activity will continue up to foreclosure.  The borrower called in to expressed dissatisfaction regarding the website. The borrower made a commitment to make a payment at the branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
791623224 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/02/XX/02/2013.
                  property; identified
                  and documented
771061452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The last borrower contact was noted on 05/XX/2018 and was in regards to the amount of the monthly payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on
                                         09/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
727348944 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose
                  property; identified   of property; identified and documented.  The date of death is unknown.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
735045864 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
532033572 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  [2] Payoff has been    Called for a payoff.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The
                  requested within the   date of death is unknown.
                  last 60 days           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for
                  [1] Mortgagor Deceased default with the information provided.
                  - Executor/Heir exists FORECLOSURE: No evidence of current foreclosure activity.
                  to dispose of          BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  property; identified   LITIGATION: There is no evidence of litigation on the file.
                  and documented         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
780857532 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
267363012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower was advised of the principal balance, next due date, and interest rate.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
475789608 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Borrower was contacted 6/XX/16, and asked if he would be interested in a loan modification.  Borrower was not interested, but would call when he was ready to submit the documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2003.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2003 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
701779176 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On
                                         5/XX/2018 the borrower had questions about the escrow and also stated did not receive the monthly statement; call transferred to customer service for assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
119966002 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
661135440 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
340573716 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                  [1] Written Dispute -  Borrower calling in to inquire if the May 2018 payment was received. Loan is currently due for 10/XX/2018.
                  Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Written and the reason is Credit within 60 days and no  Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication further communication  from mortgagor.  The borrower was disputing modification account information.  The account was reviewed and information was
                  from mortgagor         updated.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  A motion for relief was filed 05/XX/2014.  Relief was granted on 06/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
915663372 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower calling in for account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2013.  The proof of claim was filed 09/XX/2012.  A motion for relief was filed 01/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
301229460 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose
                  property; identified   of property; identified and documented.  The date of death is unknown.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
917013048 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called on 8/XX/17 to inquire about the check endorsement procedure.  Borrower was advised to mail in the property claims check for $2576.84 to be endorsed.  No indication the repairs are ongoing or the nature of the damages. No other contacts during the review period.  Performing loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
921863124 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/11/2015.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
779927904 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Customer calling to give payment and check on recorded paperwork.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
496891164 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  the customer called and given the total amount due, the customer stating to get caught up as they are getting help from HUD
                                         (third party group)
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
877402251 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The representative advised the borrower of the total amount due, notice of intent, and late fees. The representative also processed the borrower's payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
471182877 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower scheduled a phone payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
748000680 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2010 and there is evidence of reaffirmation.  Discharged bankruptcy
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
597620232 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
117642924 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose
                  property; identified   of property; identified and documented.  The date of death is unknown.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
828898308 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                  property; identified   Third party called on 06/XX/2018 and made a payment.  Borrower is deceased and Executor/XX/29/2016.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
357476952 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
370101900 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
299488020 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
815183796 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/30/2016.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
364654080 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
814124220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
986862588 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on
                                         02/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
724771008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
955898782 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
341331720 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         Borrower calling to inquire about the escrow shortage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
945621663 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower the misapplied funds and discussed the posting of additional principal payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
284905992 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower had questions regarding the HAMP program they were on, and requested a copy of their payment history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
343812420 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called in to verify if the additional funds went towards the principal.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
449175078 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower accepted 3 month special forbearance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Commentary indicates special forbearance 9/XX/17 - 11/XX/17 due to Hurricane affected area.  No indication of property damage.
808786356 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2005.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2006 and there is no evidence of reaffirmation.  Comment dated 07/XX/2008 Bankruptcy Chapter 7 Filed on
                                         10/XX/2005 and Discharged on 01/XX/2006.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
208786452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called in to discuss the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
991543224 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
462135072 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
643682424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
604478112 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
646931124 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
154048356 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Borrower verified property is owner occupied and stated reason for delinquency is short term. Borrower processed payment in the amount of $869.93. The agent advised borrower that $20 fee will be waived.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
676164740 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
483881607 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The
                  [1] Mortgagor Deceased borrower called in to make a payment.  Borrower is deceased and Executor/XX/06/XX/16/XX/19/XX/16/XX/06/XX/21/XX/06/2012.
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  and documented
881473670 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Advised borrower current status and they asked about the payment adjustment taking place and payment break down.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
908816328 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called regarding escrow analysis and increase in payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
389242136 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
268982364 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
653548476 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
293252652 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in and was provided the monthly payment amount and loan terms then was referred to the bankruptcy attorney.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
418602492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
283888644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to make July and August payments
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
480277812 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                  property; identified   Spoke to borrower concerning amount due on account, borrower made a payment of $345.15 and requested a payoff.  Borrower is
                  and documented         deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
794542056 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
632586864 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                  [3] MI Not Being Paid  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  As Required            REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
776299356 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower made a payment and was provided the confirmation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is evidence of reaffirmation.  Discharged bankruptcy
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
280067928 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On
                                         10/XX/2018 servicing agent called borrower but call was rejected and was unable to leave a message.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
974689968 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower was advised that the loan is due for 10/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
700971960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
727129032 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The
                  [1]                    customer stated all the repairs have not been completed yet, and they are not interested in a loan modification at this
                  Damaged/Occupied/FEMA  time. The servicer transferred the borrower to the property claims department to further discuss the property damages and
                  Zone - Active          claim. No further notes provided.  Borrower is deceased and Executor/XX/20/XX/29/XX/16/XX/14/XX/24/XX/30/2017.
                  insurance claim and
                  funds held by servicer
                  with indication of
                  related contractor bid
                  sufficient to cover
                  repairs

                  [1] Mortgagor Deceased
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  and documented
851014894 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower inquired about escrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the subject property is located in a FEMA disaster area affected by Hurricane Harvey.
117348264 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower made a promise to pay $1543.36.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
592561464 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Agent provided the borrower with general account information. RFD was due to excessive obligations from helping out family members.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
130947603 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
792230769 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The servicer spoke to the borrower regarding their account and provided basic insurance information. The fax number to the insurance department was provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
490053900 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The comments indicate the borrower contacted the servicer regarding the insurance department and also requested a tax form reprint. The agent noted that the fax number and the address for the insurance department were provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 12/XX/2018-File Review-Updated Recent File Comment. No other updates made due to notes not reflecting any other file information.
                                         Federally declared disaster area noted on 11/XX/17 comment (Hurricane Irma). There were no comments about property damage.
630174792 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: Updated File Review-1/XX/2019-Updated Recent Comment, and any other pertinent file information the notes reflect from the servicer.

                                         Commentary dated 09/XX/2017 reflects that the property is located in a natural disaster area.  No damage was reported.
301189878 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called in to confirm that his escrows were still being paid and requested a loan history statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
558746412 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Agent provided the borrower with basic year end statement information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
441603288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower requested general account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
696271380 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The
                  property; identified   borrower called in to inquire about payments.  Borrower is deceased and Executor/XX/04/XX/22/XX/10/2009 and there is no
                  and documented         evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
650649636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
300787968 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called in and made a payment in amount of $1005.00 and was provided with the confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
831166752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
462987384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Status call. Borrower stated has advised to not call concerning modifications, not interested. Advised of updated system notes and provided contact information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
417952752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Spoke with borrower called to see what type of retention assistance we have for people affected by hurricane. I was able to explain how special forbearance works. Borrower is not accepting special forbearance and will like to defer those 3 payments at end of loan. Borrower will call back if decides to accept offer.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
529778808 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
489224232 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Payment was made on 09/XX/2016, but should have been 09/XX/2016, borrower will call his bank.  Borrower would call in payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
228928392 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
429274128 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
606689325 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called in and was advised of the total amount due and agent provided and asked for payment. The borrower stated
                                         will make a payment in amount of $258.20 on 02/XX/2018 via web. The borrower verified that the property is owner occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
613547266 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Comments show borrower updated loan information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
484336188 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower is at the branch to make a payment today.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
944602008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Commentary states borrower called in to make a payment on the account. Borrower was advised of the total amount due on the account and advised of the options available on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
803109681 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
301999588 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/25/XX/01/XX/11/2011
                  property; identified   and there is no evidence of reaffirmation.  Comments show the borrower was in bankruptcy but it has since been discharged.
                  and documented         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
564084276 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in regarding escrow and the agent discussed increase in escrow and provided payment and escrow breakdown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
662534883 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower advised they will fax the Fannie Mae loan information to review.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
920163192 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
808286556 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Servicer advised payment for September was not received. Borrower stated he thought was set up on automatic payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
821941092 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
183092676 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
612794784 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/26/2017.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
457167060 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
840573636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Comments from 10/XX/2017 indicate contact was made with borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
884985864 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
581887152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
716683212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
584456124 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
277604468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         Borrower called with new insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2010.  The proof of claim was filed 11/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
983856300 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called 12/XX/2017 to inquiry about options to remove the private mortgage insurance; phone number provided and call transferred to customer service for further assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
583376664 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
697240524 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The servicer called and spoke with the borrower and asked for payment. The borrower stated will make payment in amount of
                                         $1261.02 on 09/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
198270660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
486755220 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The
                  [3] MI Not Being Paid  borrower called to confirm their modification documents were received.
                  As Required            EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
124895016 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
686425320 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
420861588 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 02/XX/2018 reflects that the property was located in a natural disaster area.
195330926 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
253738464 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
593771222 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower contacted the servicer on 01/XX/2018 to authorize a payment in the amount of $552.14.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
259796040 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.  Prior BK, chapter 13, case # XXX, filed 11/XX/2010
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
334676076 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
209616123 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
883116612 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
825689592 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Borrower called to start the process on getting roof fixed. Servicer advised borrower of the property claims number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
273700476 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in to discuss the escrow overage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is evidence of reaffirmation.  Previous bankruptcy: Chapter 7, case 08-64017, filed
                                         11/XX/2008 and discharged  3/XX/2009
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
843722376 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
659338106 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/29/2015.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
148810452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
380137884 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
582017100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
932362704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
860075832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
911225364 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
701239392 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower called in to inform of commitment to pay $2784.58 on 01/XX/17 at the branch
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
408268330 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
657097056 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called and advised that a payment was made online
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
777608832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower called for payoff amount; wanted to know if deferred amount from modification would be due at payoff.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
828318540 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
172031160 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
424730040 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called regarding check endorsement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
880957476 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
754869804 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Commentary states borrower called in and was provided with basic insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
805048958 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called on 10/XX/2017 and requested a monthly statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
941545836 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to hurricane Irma in 09/2017. There is no evidence noted to suggest that the property was impacted.
316333416 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
260673930 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Servicer provided balance, payment, rate and escrow information, statement ordered
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
328968360 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.  Prior case #XXX filed 04/XX/2010 discharged 03/XX/2011
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
835512864 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Provided principal balance, next due, interest rate, and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
329586816 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  3rd party made payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments on 09/XX/2017 indicate the property is located in an area impacted by a natural disaster;
                                         no damage reported.
381467352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Spoke to borrower about late fees.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
429738036 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit reporting dispute has been resolved.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
283906392 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                  [2] Property is        Borrower made commitment to pay 1451.15 on 8/XX/2018 and was advised credit reporting and collections will continue.
                  located in a FEMA
                  disaster area.         11/XX/2018: Borrower called to inform of  their commitment to pay $1451.05 on 11/XX/18
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property is located in FEMA Disater area and was affected by the 2017 Hurricane Irma. There was no evidence of any outstanding property damage on file.
651489300 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
111345444 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower was contacted on 10/XX/2017 regarding the payment due The borrower promised to make a payment on 10/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
771031464 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in, was advised of total amount due and provided reason for default is short term.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
241633308 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower called regarding the modification repayment.  Servicer advised if payments were made on time she would receive
                                         $5000 off of the principal balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
217512960 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called to make a payment via the IVR system.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
157068580 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The servicer called and spoke with the borrower and asked for payment. The borrower expressed concerns with phone calls and stated that the January payment will be made by 01/XX/2017. The borrower verified that the property is tenant occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
219042348 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
119102340 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in and the servicer provided principal balance, last payment/next due date, current rate, and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
882946680 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2006.  The chapter is Chapter 7.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on
                                         03/XX/2007 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
832486872 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
675089856 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
591793188 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.
                                         Borrower called in reuesting info about o/XX/31/XX/13/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
323077689 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
679817964 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
362364996 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On
                                         07/XX/2018 the borrower spoke with an agent and was advised that the permanent documents passed review.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
664243569 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Account inquiry.  Verified account.  Property is owner occupied.  Advised of total amount due, asked for payment.  Processed
                                         payment for $154.22 effective 03/XX/2018.   Provided call back number.  Borrower advised promise to pay $973.72 on
                                         03/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
302939703 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Account inquiry.  Verified account, advised of total amount due.  Promise to pay $911.19 effective 06/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
504378168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  On
                                         11/XX/2017 the borrower calld in and spoke with an agent. The agent provided the borrowers tax information including due dates and amounts.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
509106276 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                  property; identified   Borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and
                  and documented         documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
498990096 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
842765715 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The customer called to speak to property claims to discuss escrow, and was transferred and connected.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: A damage claim was filed for damage that occurred on 03/XX/2018 in the amount of $20500.  The final interest was disbursed on 09/XX/2018 with the receipt of the contractors invoice and the claim was noted as closed due to all funds disbursed.  The claim did not state an inspection was required to close the claim and there is no evidence of a final inspection.
396461352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Talk to borrower regarding escrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2007.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2007 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
325064974 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called on 09/XX/2017 to request information regarding their loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
275104968 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Discussed options with borrower and promise to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
941293332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
702728796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
287105112 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
757726788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower discussing Pay plan option with lender. Loan is currently due for 10/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
897560235 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower is going to bring the fees and charges current and will try to make the payment before the 16th. Representative advised of the hours of operation and contact number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
385084596 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Comments from 10/XX/2018 indicate borrowers intention to make payment 15th or 20th of the month. Borrower informed of total amount due and late fees.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
923480460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
913014648 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
679394094 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  On
                                         06/XX/2017 the borrower spoke with an agent regarding the term of the loan. The borrower inquired as to why on the modification paperwork the loan shows 51 year term. The agent explained that was the term of the loan after the modifiation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
622700820 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         During most recent contact, borrower was advised to return loss mitigation documents to complete permanent modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
777968880 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
217038294 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  There is a "BNKRPT" comment section but no details about a bankruptcy were provided
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
765583644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
593032692 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/24/2011.  The
                  [1] Mortgagor Deceased chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release
                  - Executor/Heir exists from stay granted.
                  to dispose of          LITIGATION: There is no evidence of litigation on the file.
                  property; identified   TITLE ISSUES: There is no evidence of title issues.
                  and documented         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
328738452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
973561056 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
820371720 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/30/XX/19/XX/14/2010
                  property; identified   and there is no evidence of reaffirmation.
                  and documented         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
638074668 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Account inquiry.  Property is owner occupied.  Advised of total amount due.  Advised of long term and short term options.
                                         Will call in $638.70 on 11/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2008.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.  A prior chapter 13 was filed on 09/XX/2005 #05-19350 and dismissed on 12/XX/2007.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
383501646 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called in- property owner occupied- rep advised of options- authorized payment for $115.13 dated 07/XX/2017.
                                         Stated oversight on making payment unaware the payment changed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
644742064 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/02/2010.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
951219360 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
284988600 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
743870244 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Comments show borrower called in asking about loan modification and process. Call got disconnected during call.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
862743717 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
479542041 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.  Comments show the borrower was in bankruptcy which has since been discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
968742348 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The
                  closed                 borrower committed to make a payment of $1098.28 on 11/XX/2018 and again on 12/XX/2018.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Verbal and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower states that payment was made to prior service but was never applied.  Payment was made per borrower on 04/XX/2016 which was the
                                         last of trial payment but was inadvertently applied to principal.   This appears to have been resolved.  Per notes, prior
                                         servicer applied funds the same day final modification was completed -
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
148990380 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Representative advised of total amount due and advised of web payment. Borrower has insurance claim check, has had an inspector come out and wanted to know how to complete process. Representative advised will need to transfer to property claims and provided property claims department contact information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
925329720 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Most recent call from borrower to discuss escrow on 1/XX/18; no further contact with borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
190763664 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  On
                                         3/XX/2017 Servicer advised of principal balance, last payment received, next due date, interest rate, and escrow balance.
                                         Borrower requested a payoff statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
202988772 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Borrower called to get the amount of the October payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
745281768 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Discussed status of PMI deletion.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
189591039 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
665763588 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Borrower stated payments are automatically taken on the 30th of the month.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
854158200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.
                                         001/XX/2019- Borrower contacted advised a copy of settlement statement needed -information updated.... Comments show the borrower called asking why they received information about a forbearance. The borrower was not interested at this time.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
514458549 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                  property; identified   Executor/XX/06/XX/04/XX/23/XX/29/2009
                  and documented         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
936215364 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2010 and there is no evidence of reaffirmation.  A motion for relief was filed 04/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
566343372 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
983606400 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Agent advised borrower next due of 7/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
233716626 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         7/XX/2016- Outbound call requesting pmt from bwr bwr will make pmt on the 15th
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2003.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2017 and there is no evidence of reaffirmation.  Chap 13 BK discharged
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
173450592 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower contacted the sevicer, appears as a follow up checking on the PMI deletion as the last conversation on 01/XX/2017 with the borrower, the request to terminate the PMI was placed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. Florida Hurricane Irma (DR-4341)
                                         declared on September 26, 2017. No property damages reported.
245751660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  the borrower called in for information about the insurance
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2013.  The borrower attempted a cramdown, however the case was dismissed.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
806979294 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Borrower called in regards escrow information, analyzed account and ordered monthly statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2005.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
274000356 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
308166684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower committed to pay $1,591.07 on 02/XX/2018 online.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
151289460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
797768088 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.  Discharged bankruptcy
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
432786816 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
216873216 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Borrower called 2/XX/16 to make a payment of$886.88 2/XX/16 by mail, and a commitment to pay another $886.88 by mail
                                         2/XX/16.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
624989904 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Borrower called in to check on the status of the insurance check and was advised the check was sent.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
881387304 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The borrower called in to request and discuss loan documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
389494140 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower requested a loan history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
833533260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Borrower called to get payment mailing address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
689314164 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
138896109 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
551879163 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
133296660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called to make payment on account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
608249169 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/27/2015.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
512564892 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                  property; identified   Executor/XX/16/XX/20/XX/11/XX/16/XX/20/2018;
                  and documented         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Memo states both borrowers are deceased.
295981560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in to discuss the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
175004992 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in to discuss their payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
516426694 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
379688064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
238664496 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
692312964 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower stated they would be making the next payment on 9/XX/2018. Noted 03/XX/2018 the borrower stated the RFD was due to a conflict in when they are paid and when the loan payment is due. RFD noted as short term.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
230557740 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.
                                         10/XX/2015- Authorized third party  called in reference to insurance check update, Rep advised to fwd check for endorsement-
                                         10/XX/2015- Third Party called in reference to insurance check rep advised received takes a few days to process. 10/XX/2015 third party called in reference to check not returned endorsed. 10/XX/2015 Third Party called in advised need additional docs for funds to be released. 10/XX/2015 third party called in advised of document needed for funds to be released.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
265883409 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called to inform of their commitment to pay $1467.72 on 9/XX/18 via web. Representative transferred call to customer service for borrower to request year end statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
693492492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
162145116 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Phone payment was processed in the amount of $100 effective 2/XX/18, applied to the principal balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
143342644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
113495460 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower called in to discuss their account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
775469688 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
675584856 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Borrower called due to receiving notification that their payment had not been received. I was due to the increase in escrow amount  which left a balance. Borrower was transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
513584484 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower made a promise to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
495141864 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower called in and updated missing information an policy information with agent.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
344052324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
694781976 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
991481664 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
123480588 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
527388960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The borrower called 9/XX/16 to complain about a payment he made that was not posted correctly.  His payment of $683.46 made
                                         8/XX/16 was applied to principal instead of as a regular payment.  He was transferred to Customer Service to get the correction made.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
880701921 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower called the servicer and advised that their mailing address has not changed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
618452520 2       [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  requested within the   PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The borrower called in and was provided with the amount of fees debited and credited to the account, as well as an explanation of the fees.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  There is a "BNKRPT" comment section but no details about a bankruptcy were provided
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 8/XX/18 comments indicate a payoff was requested.
970131792 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called to make payment. Servicer advised of next due and other account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 08/XX/2017, no evidence of damages.
318836220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
428058708 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Borrower called 12/XX/2016 and went over disclosures mailed and took a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2013.  A motion for relief was filed 08/XX/2018.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
335045928 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower called inquired why interest rates are going up and not down borrower advised seen report on the news.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
313844412 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
204919008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
484426152 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower promised to pay by the end of the month at the branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
891143400 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Borrower called in reference to receiving a foreclosure notice; options discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2005.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2007 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
515933544 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
345750836 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to schedule a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Harvey and noted on
                                         08/XX/2017.The borrower reported property damage on 10/XX/2017 due to the hurricane.exterior property inspections attached for subject property reporting on 5/XX/18 and 1/XX/18 property is occupied, in good condition-no visible damages cited,
416878308 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/06/2008.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
476532342 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
392912772 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
804408108 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Spoke with borrower called in to confirm why monthly payments had decreased. Borrower also inquired about property claims check received with her and XXX name attached to it. Advised that would need to speak with property claims on how  check would need to be endorsed. Provided phone and department hours.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
848760360 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  property; identified   Borrower made a payment via IVR.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and
                  and documented         documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
985725552 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower contacted the servicer because a check that was issued for the payment had been returned because it was illegible.
                                         The borrower was upset that the check was returned. The agent apologized and offered to take the payment over the phone and a payment was scheduled for 5/XX/18.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  There is a "BNKRPT" comment section but no details about a bankruptcy were provided
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
794322144 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in to confirm the next payment due was for 6/XX/18. The agent confirmed this and confirmed the servicer contact information and the borrower said they would call back to make the payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma in 09/2017. There is no evidence noted to suggest that the property was impacted.
882441747 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
674140236 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
636315372 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The further communication  borrower called in to review the account and ordered a monthly statement.  The borrower made a payment while on the phone.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2016.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Dispute previous account status and payment history.  Research was completed and updates were made to the account.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: 1/XX/2019-The account has been performing and the servicer has not been attempting to contact the borrower.
339254244 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  The borrower called in and provided verbal authorization for the agent to speak with representative for from Core Logic. The agent provided third party with the monthly payment amount, principal balance information and confirmed payment received and discussed the next due date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
102979701 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
326839212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
434166264 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in to confirm payment received and next payment due date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
428908368 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower called in to discuss misapplication and agent advised accordingly.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
408316608 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary reflects that research was performed with no finding.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
757336944 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower contacted the servicer to authorize a change in the homeowners insurance carrier.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
285745656 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
353318616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
398120688 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
530376951 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
120815832 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called and made a promise to pay in the amount of $1372.00.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
388284624 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On
                                         04/XX/2018 the borrower called to request a loan transaction history, the servicer placed the request and confirmed the account is current, additionally advised of short and long term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
686615244 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
789793956 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA ZIP outbound contact efforts suppressed.
240953580 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.
                                         Called and spoke with borrower who stated is interested in a loan Modification. Borrower has packet and will fill out and return.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 02/XX/2009.  Case closed without discharged 2/XX/2009.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
245421792 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         3/XX/2018- Bwr called in to advise that she had placed a stop pmt on check#1332 for $689
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2005.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2005 and there is evidence of reaffirmation.  Chap 7 BK discharged
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
473340588 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called to request Plan Pay application.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
208246668 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Agent discussed payment information with borrower and ordered statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
727558860 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Property located in Hurricane Affected Area noted 10/XX/2005.  Damages noted 10/XX/2005 including missing shingles.  No active claim.
679104152 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  The borrower called the servicer and the servicer noted "regular documentation."  The call type was payments, fees, and escrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster due area to hurricane Irma in 09/2017. There is no evidence noted to suggest that the property was impacted.
971481252 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The servicer called and spoke with the borrower and advised that the signed modification documents were received and the loan is in closing process.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
819791952 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The
                                         HAMP recast/XX/17/XX/23/XX/14/2017; no damage reported.
546878124 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in and discussed the increase in escrow payment and discussed amortization options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.  Prior chapter 7 bankruptcy was fled 06/XX/2009 under case number XX-XXXXX.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
413254632 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
878658396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called in and was advised of short/long term options. Borrower stated that they changed insurance companies and was told that monthly payments would change but it has not. Agent transferred call to customer service
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
598160640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  On
                                         2/XX/2017 spoke to the borrower about the total amount due. The borrower made a payment by phone for $1545.24 and will be effective on 2/XX/2017. The borrower asked about the payment increase. Advised the borrower the escrow has increased of
                                         $42.99.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
525047490 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
418682460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         5/XX/2016-Bwr called in to defer a pmt was advise would have to start loan mod process to do this and provided bwr with call back number
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2012.  A motion for relief was filed 03/XX/2012.  Chap 7 BK dismissed
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
373590504 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower stated will make payment on 10/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property in FEMA disaster area 09/XX/2017, no evidence of damages.
337444968 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The
                  [2] Property is        borrower called to see what the payments will be in the next year.  Borrower is deceased and
                  located in a FEMA      Executor/XX/18/XX/16/XX/26/XX/13/XX/08/XX/02/XX/06/XX/20/XX/31/XX/31/XX/22/18 confirming all insurance loss claim work has
                  disaster area.         been completed.

                  [1] Mortgagor Deceased
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  and documented

                  [1] Verbal Dispute -
                  Servicer responded and
                  appears issue is
                  closed
844552044 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The borrower called in regarding escrow and the agent provided payment and escrow breakdown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
416876608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
889212122 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called and was  given the total amount due and the options to assist, the customer said did not want to pursue the options now.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
801199872 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower called the servicer and made a payment.  The servicer provided the FDCPA and NACHA disclosure.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
852978672 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
452334762 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
935322898 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to advise of the active foreclosure with the home owners association for $20,000.00.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
709619031 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
431557308 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  CRM received incoming call from borrower and attempted to provide contact information as well as office hours. Borrower called in due to receiving 3 different statements that all shows different amounts. CRM advised that the closing of the modification was just completed and that account is showing that next payment in the amount of $1756.78 plus fee of $17.50 is due August 1ST and that the modification agreement also matches information provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
323307666 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Account inquiry.  Borrower did not feel comfortable sharing information over the phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
648174072 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
513094680 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
908466468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2012.  Previous Chapter 13 filed on 08/XX/2010 with case number XX-XXXXX. Case was dismissed on
                                         09/XX/2010.  Previous Chapter 13 filed on 09/XX/2010 with case number XX-XXXXX.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
883336524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower inquiring with lender about the MHA incentive on 12/XX/2017. Loan is currently due for 10/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
343081370 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
888632238 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
108856440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called to obtain insurance information.  Performing loan.  No other contacts during the review period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
752838744 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
922560828 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Spoke with borrower advised of total amount due. Credit reporting, late charges and collection activity will continue.
                                         Borrower expressed concern  with the collection activity . Resolution provided: Advised borrower of the process.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
635995500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
868383153 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
667392936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         11/XX/2018 Review-Notes indicate that borrower called to schedule a Promise to Pay payment for loan account in the amount of
                                         $3240.19 effective 12/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
138244683 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2004.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2008.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
205987572 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
516679332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
239484168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
122800860 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advised the permanent modification was in process.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
418252632 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
222231072 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         During most recent contact payment and late charges were discussed and phone payment was set up.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
660663927 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  the
                  property; identified   borrower contacted the servicer via email regarding the payment made and the late charge. The agent confirmed the payment
                  and documented         was received for October and November and sent a letter informing them about the mortgage payment received and the payment posting towards the late charge. The agent also provided the payment effective date, the next payment due date, and informed of the outstanding late charges.  Borrower is deceased and Executor/XX/13/2011.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
868622412 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
785525664 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         3/XX/2018- bwr called in to request late fee waived advised of short term and long term payment options
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
658976304 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
614853960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower advosed of their commitment to pay $988.60 on 03/XX/18. Borrower also wanted to know when is the last day a payment can be made. Borrower was advised that a payment can be made anytime throughout the month.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
889332098 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower made a payment through the automated system.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: Comments on 7/XX/2018 referenced Hurricane Irma, however; there was no evidence of any outstanding property damage.
370141884 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
877938684 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/04/XX/14/2013 and
                  property; identified   there is evidence of reaffirmation.
                  and documented         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
962624796 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The
                  property; identified   borrower called and made a payment via IVR.  Borrower is deceased and Executor/Heir exists to dispose of property;
                  and documented         identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
335052976 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
375682428 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  An further communication  Escrow Analysis was performed and the full overage amount of $115.83 was sent to the borrower. The reserve requirement was
                  from mortgagor         changed and the monthly statements were ordered.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower is disputing inquiries pulled each month for transunion.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
762423751 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         6/XX/16 Borrower called in to discuss duplicated payment of Hazard Insurance Premium.
                                         5/XX/16 Borrower called in to discuss options for assistance with the loan.
                                         2/XX/16 Borrower called in to discuss modification/recast.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
725487444 3       [3] Cease and Desist   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Request Received From  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Mortgagor or 3rd Party BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Notes dated 03/XX/2018 indicate that a cease and desist is active on the account.
233766456 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/16/2019-No contact
                  property; identified   was made within the review period.
                  and documented
452304765 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
611145444 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
242822832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower wanted part of payment applied to monthly payment and not principal
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
737234988 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2008.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.
                                         Comments reference a prior chapter 7 bankruptcy (case# XXXXXXXXXX) filed on 08/XX/1998 and discharged 11/XX/1998 with no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
971341308 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to make sure the next payment that was posted on 8/XX/18 would be for the September 2018 payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
341095887 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called in to inquire about assistance for borrowers impacted by the hurricane. Servicer informed borrower of a three month special forbearance plan. Borrower stated would think about it and call back.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
152109132 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The further communication  borrower scheduled a payment.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2016.  The dispute type is Written and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written payment dispute regarding the escrow account was received on 02/XX/2016.  The borrower discussed the discrepancy regarding the taxes on 04/XX/2016 and the resolution letter was sent that day.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
970011840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
867692784 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called in to request a branch endorsement for the insurance claim due to the roofer being scheduled to come next week.  Claim funds in the amount of $5076.82 were endorse and released at the branch on 11/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
770669172 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower called in and inform of their commitment to pay $570.07 on 11/0" by Drop off at Branch. Additional Notes: Borrower
                                         made the payment" at the branch last month. Borrower received a note the payment has not been made.  Borrower realized the payment was posted to the credit. Borrower asking for loan forgiveness  I advised we do not  have that option.Borrower declined to schedule a subsequent meeting. Informed of right to designate a counselor  attorney or other representative to review options to bring loan current..
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
839044248 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                  further communication  11/XX/2018: borrower called, verified property is owner occupied. Borrower called in to confirm if payment was applied
                  from mortgagor         properly.  Servicer advised payment was applied to principal, customer requested to speak with supervisor.  Payment in question was made on 10/XX/2018 in the amount of $541.00.  Borrower stated is not receiving monthly statements.  Customer concern captured, complaint #181114CR0006967.  Borrower states she is mailing her payment with the coupon and her payment is not being applied correctly.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Verbal and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Customer concern captured, complaint #181114CR0006967.  Borrower states she is mailing her payment with the coupon and her payment is not being applied correctly.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
290793636 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/27/2016.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
794831940 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                  [2] Payoff has been    Borrower called 10/XX/2018 to discuss possibly refinancing;it was confirmed the property is a rental property.
                  requested within the   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  last 60 days           REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
603338568 2       [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  requested within the   PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower requested verbal payoff.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
688004688 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called in regarding the claim check in the amount of $1852.80 and was advised the check was sent out on 11/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
842172996 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
923300532 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The agent confirmed the borrowers mailing address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
844781952 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
753618432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
280437780 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
196030786 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called to make a payment on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2007.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2007 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
671345704 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Per 03/XX/2013 note, "this loan has been identified as a loan that will be awarded a cash settlement as part of the January 2013 settlement to conclude the Independent Foreclosure Review (IFR). The amount of award was determined by the federal regulators and starting in April 2013 payment will be sent by the Paying Agent Rust Consulting
                                         Inc.

                                         This property is located in a FEMA Disaster Area as noted on 09/XX/2017 and due to Hurricane Irma. No property damages were reported.
299788008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Servicer provided balance, payment, interest rate and escrow information
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
241113516 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
832276956 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Borrower called in to discuss payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2004.  The chapter is Chapter 11.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2005.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
694652028 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called to inquire about a loan Modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
449390172 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called in and gave permission to speak to Anita Crews on 06/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
716323356 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Most recent conversation with borrower was borrower going over modification letter received and what documentation is needed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property located in Natural Disaster area 09/2017 - No damages indicated or claims filed.
342372996 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is MFR filed.  A motion for relief was filed 10/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
244161158 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower called in on shortage, states will be sent in.  Discussed payment posting and fees applied. borrower received check, cashed the check.  These funds were returned in error, borrower needs pay back in order to continue with modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
771469140 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 10/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  [2] Payoff has been    Borrower called on 12/XX/18 to request a verbal payoff.  Borrower is deceased and Executor/Heir exists to dispose of
                  requested within the   property; identified and documented.  The date of death is unknown.
                  last 60 days           EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  [1] Mortgagor Deceased FORECLOSURE: No evidence of current foreclosure activity.
                  - Executor/Heir exists BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  to dispose of          LITIGATION: There is no evidence of litigation on the file.
                  property; identified   TITLE ISSUES: There is no evidence of title issues.
                  and documented         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
995580844 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The borrower called due to payment was cancelled by servicer and then resubmitted 3 times.  Borrower dissatisfied with the automatic payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
156937200 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called into make a payment just completed mod.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
988734348 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Payment in the amount of $1731.74 was processed over the phone effective  10/XX/16
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
938584416 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The servicer completed payment research on the account for check number 273 IAO $380.00 and applying funds as a payment to the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2008.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2010 and there is no evidence of reaffirmation.  A motion for relief was filed 09/XX/2009.  Chapter 7 BK case #XXX
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
491080356 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called 7/XX/18 to inquire about his balance.  He said the system showed he owed $2,700, and was told the balance was $2,170.  The borrower made a payment by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
998450460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Spoke with authorized third party, provided principal balance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
935985456 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Customer called in about the late fee waiver and stated they were set up on the pay plan and the payment was to draft on
                                         04/15 and there should not be a late fee.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
826774612 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower called in their promise to pay $1,604.66 on 02/XX/2017 at the branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
759306156 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                  property; identified   Borrower called in about principal incentive payout discussed when 5 years will be over.  Borrower is deceased and
                  and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
677878740 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
236405400 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Inbound call, spoke to borrower. Verified. Property is owner occupied. Provide Privacy statement, TAD. Processed payment effective 7/XX/18.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
428528520 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower was called for a payment and stated they would make a payment online.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
407157072 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  On
                                         7/XX/17, the borrower was contacted and scheduled a $395.23 payment.  Prior conversations revolved around making payments.
                                         No contacts after 7/XX/17.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
191873220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
681507288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
664294176 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
994532028 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  An inbound call was received to check the status of an endorsed check mailed out to the loss draft department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
304718064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
491870808 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  On
                                         5/XX/2016 spoke to the borrower and provided the HUD phone number. Borrower asked about the recast letter sent to them.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
157738446 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                  property; identified   Borrower called to request to add relatives to loan. Call transferred to Customer Care for additional assistance.  Borrower
                  and documented         is deceased and Executor/XX/13/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
153378624 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
673190616 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
304528140 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
105287868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower made payment of 3215.07.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
649030284 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
709629030 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower requested information from lender on MHA incentive on 09/XX/2017. Loanb is currently due for 10/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
886745160 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
413383464 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                  property; identified   11/XX/2016: Borrower called servicer, verified property is owner occupied.  Servicer advised of total amount due & asked for
                  and documented         payment.  Borrower stated that "did not want to talk about the balance and wanted to speak to customer service."  Call was transferred.  No workout options/XX/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
606389355 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The
                  property; identified   borrower spoke to the servicer and discussed the next payment due date.  Borrower is deceased and Executor/Heir exists to
                  and documented         dispose of property; identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
417646454 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         10/XX/2016- Borrower called in owner occupied dissatisfaction about payment date each month rep advised due date cannot be waived.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
876469272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
709416123 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
356654331 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
730637628 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The account was analyzed and an escrow analysis was performed on the account. A monthly statement was also requested.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
386635284 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
755357736 3       [3] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Not clear or no      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  information on         BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Not clear or no information on
                  executor/heir          executor/XX/24/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
695741592 3       [3] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Not clear or no      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  information on         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  executor/heir          12/XX/18 3rd party called and enrolled in PayPlan.  Draft date was changed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: 11/XX/18 Comments may indicate deceased Borrower, 3rd party was authorized on account at same time and has since set up auto-pay.  Relationship/XX/status of estate unclear.
867472872 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
690843552 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called to change the mailing address and set up the online password.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
432416964 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
909219069 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called to commit to pay $1088.72 on 10/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2008.  The chapter is Chapter 11.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2008.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
968632392 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Spoke with borrower about payment and HAMP Modification documents. Discussed principal recast and provided general information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
530917548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
287814828 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower transferred to payment research center
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
315343812 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The
                  closed                 borrower called in to discuss loss mitigation alternatives and to dispute past due amount. The agent explained the Notice of
                                         Intent, asked for payment, went over short and long term options and transferred the call to customer service for additional research regarding account status.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Verbal and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The customer was disputing the balance due on account. The call was transferred to customer service at which time a representative went over the account status payment posting information. There was no further mention of a dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.The customer stated on 09/XX/2017 property was damaged due to debris and glass from Hurricane Irma.On 10/XX/17 an exterior property inspection was completed reporting no exterior broken glass visible/ no debris present.
449982000 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/13/2012.
                  [1] Mortgagor Deceased EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  - Executor/Heir exists REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  to dispose of          FORECLOSURE: No evidence of current foreclosure activity.
                  property; identified   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  and documented         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
568102668 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  On
                                         06/XX/2017 the borrower sent in a written inquiry regarding the escrow account. The agents worked on the borrowers escrow account and attempted to delete the lend placed insurance that was put on the account. The agents were unable to proceed with the request until the borrower can provide updated insurance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
936365304 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
162954792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  There is a "BNKRPT" comment section but no details about a bankruptcy were provided
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
908649126 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
195590874 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
127868832 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called in to check on a payment that was just made through the automated system.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
                                         Property damage was reported due to hurricane and claim funds were received in the amount of $44174.40.  On 09/XX/2018, all claim funds were noted as released with a 100% inspection.
698270318 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
224470176 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  On
                                         12/XX/2016 spoke to borrower who complained about being disconnected and not receiving email notices on the loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
802428900 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
170741676 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.
                                         Last contact was on 12/XX/15 when the borrower was called to discuss the decline documents received.   The borrower stated
                                         that the document will be read and will reach out with any questions. The borrower was declined for a HAMP modification.
                                         No other contacts after this date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
189294252 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
918752352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Agent advised homeowner to allow 4 hours for shortage to apply to escrow and to call back to have the account reanalyzed.
                                         Agent provided payment and escrow breakdown as well as discussed escrow shortage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
940963464 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2006.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2007 and there is no evidence of reaffirmation.  A motion for relief was filed 12/XX/2006.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
858918182 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is stay lifted.  A motion for relief was filed 10/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
970361700 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
542183040 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
587664840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.  A motion for relief was filed 07/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
853398504 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                  property; identified   Account inquiry.  Verified account. Property is tenant occupied.  Advised total amount due.  Credit reporting continues.
                  and documented         Late charges will continue.  Collection activity will continue up to foreclosure.  Asked for payment. Informed of their commitment to pay $677.61 on 10/XX/2018 at branch.  Reason for default, pay period conflict.  Advised of short term and long term options.  Discuss payment adjustment for modification.  Questions about loan asked if he would be able to speak on loan.  Provided number to assumption department.  Borrower is deceased and Executor/XX/11/2008.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
205627716 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower was provided with basic account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
379828008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
220771656 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  On
                  closed                 7/XX/2017 discussed with borrower dissatisfaction payment/XX/30/XX/16/2016.  The dispute type is Verbal and the reason is
                                         Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.
                                         Borrower disputed credit reporting information incorrect. The servicer reviewed the issue and verified the information was correct.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
436486347 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was advised of total amount due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
757446900 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 11.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2015.  The proof of claim was filed 03/XX/2010.  A motion for relief was filed 07/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
809676462 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Per the last borrower contact, borrower called in to make a payment of $1580.38
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
439284216 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                  [1] Mortgagor Deceased Deceased family member stated spouse would soon be executor and wanted to make payments.  Borrower is deceased and
                  - Executor/Heir exists Executor/XX/31/2017.
                  to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
700909524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called in to get the status of the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
143362632 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         Borrower called in and agent analyzed account, ordered monthly statement and sent overage. Agent changed reserve requirement and completed analysis
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
599680032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower was contacted regarding payment and made a promise to pay at the branch on 12/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
376902306 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
533316663 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
698010684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower was provided general account information and confirmed the incentive for the MHA modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
927498852 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The
                  [2] Property is        borrower called in to discuss the escrow account.
                  located in a FEMA      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  disaster area.         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
424939956 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Commentary states borrower called in and advised of payment scheduled with homebanking.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
819338058 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  E-Oscar Dispute received 7/XX/2016, reviewed and completed 7/XX/2016
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
156218750 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower contacted the servicer to request a year end statement and general account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
613504500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower made a one-time payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
400559940 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower contacted the servicer regarding the increase in the escrow payment. Per the commentary the servicer sent the borrower an Agreement for Modification of a Mortgage Re-amortization Only on 04/XX/2018 for LAFA ID 17740496.  On 07/XX/2017
                                         the servicer received an Executed HHF Recast Mod from the borrower and updated the new payment to $803.13 effective
                                         09/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
177758868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         12/XX/201 File review-Notes indicate that borrower called to go over loan information and documentation along with possibly having the inspection fees waived. Borrower had made the November on 11/XX/2018.

                                         The borrower was contacted for the payment due and promised a payment for 9/XX/18. the agent noted the advised of short and long term options and the borrower indicated they had been out of work since 11/2017 and tried for modification, but didn't qualify. There is no indication of a modification application during the review period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
529708032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
311585316 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a promise to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
703679236 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower was provided the fax number to insurance department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
825679596 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.  Per commentary 10/XX/2017 the servicer received notice of the amended discharge date from 01/XX/2011 to 01/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
186085536 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                  property; identified   Called from borrower to provide death certification and executor information.    Borrower calling in to make payments.
                  and documented         Explained to borrower the pre-foreclosure status off the loan on 03/XX/2017.  Borrower is deceased and
                                         Executor/XX/22/XX/17/2019- No contact was made within the review period. Borrower is deceased, received all documentation required.  Spouse is the executor.
716836604 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
841731620 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
496850310 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2015.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Notes indicate that borrower issued a dispute for inaccurate information regarding their credit reporting.
                                         Agent advised would request to have the payment history profile and payment rating verified. After research, the account type and payment history were verified as reported with no changes needed. Documents were uploaded to Document Management portal.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
550239816 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower verified their information and confirmed their denied modification did not have an open appeal.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.  Prior Chapter 7 filed 08/XX/2009 case #XXX discharged
                                         08/XX/2009
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
491793204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
975542436 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
846461280 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
941653188 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
193681256 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
174850032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Authorization was received to speak with a 3rd party
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
139794408 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
822071040 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
260595722 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
965386884 2       [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  requested within the   PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On
                                         12/XX/2018 the borrower spoke with an agent and requested that a payoff be mailed as well as a copy of the note.
                  [1] Verbal Dispute -   EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Credit
                  Servicer responded and Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Disputing an
                  appears issue is       inquiry  forwarded to Corelogic for inquiry review.
                  closed                 REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
922690776 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Commentary states borrower called in and made a payment by phone. Previous payment made through app is not showing as pending.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
537045096 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Most recent conversation with borrower was to discuss payment posting and next payment due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
566873307 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On
                                         11/XX/2018 the borrower called and informed the servicer she took a cashiers check to the Arapaho County Trustees office in the amount of $29,398.06, the servicer advised the borrower to follow up with the trustee to ensure they have the correct mail date and mailing address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
837534852 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
787185000 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Commentary states borrower called in to make a payment on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
563364564 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Updated notes indicate that servicer contacted borrower on a status call. Borrower advised of updated email address but had no questions at that moment. Agent updated information in system.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Revised File Review-12/XX/2018-Updated Recent Comment, Recent Contact, Recent Contact Attempt and
                                         any other pertinent file information the notes reflect from the servicer.
566796618 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
870611616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
423283068 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower made a commitment to pay $3,237.80 on 9/XX/2017 and will make a double payment at the end of the month.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
410975544 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Letters sent to borrower on HAMP modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
197740872 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
810885516 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in and made a payment by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
214034352 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                  [1] Mortgagor Deceased Borrower called in rep advised no payment due on the account and transferred to customer service.  Borrower is deceased and
                  - Executor/Heir exists Executor/XX/27/2010.
                  to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
314168581 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower called in to advise that spouse was between jobs.  Borrower was asked for payment and agreed to post dated check for 807.76 dated 1/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
612275508 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
667432920 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The
                  property; identified   third party called in regarding authorizations and was transferred to the assumptions department.  Borrower is deceased and
                  and documented         Executor/XX/23/XX/2017 payment.  A response was sent out the same day and the case was closed.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  [1] Written Dispute -  FORECLOSURE: No evidence of current foreclosure activity.
                  Servicer responded     BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  within 60 days and no  LITIGATION: There is no evidence of litigation on the file.
                  further communication  TITLE ISSUES: There is no evidence of title issues.
                  from mortgagor         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
535678572 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The
                  property; identified   borrower informed of commitment to pay $2739.62 on 12/XX/2018 by Unknown. Additional Notes: authorized party stated the
                  and documented         payment will be made on the 16th. Offered short term and long term options  Borrower is deceased and
                                         Executor/XX/26/XX/27/2013 but doesn't confirm date of death.
967413249 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called to see why the payment was send to escrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
796250718 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
775909512 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
875579628 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The servicer contacted the borrower to follow up and advised the modification has been completed.  During the call the borrower advised the subject property is vacant.  Per commentary 12/XX/2017 the subject was tenant occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                         ADDITIONAL INFORMATION: NA
950789532 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Commentary indicates last borrower contact provided principal balance, payment received , and current interest rate information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
899430084 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
144122328 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called to make a payment over the phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
507636864 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
146575341 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
568056366 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Commentary indicated last borrower contact inquired general loan information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
721857807 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Per last borrower contact,  borrower called to inform of commitment to pay of $928.05
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
293588256 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2007.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
868972272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
224050344 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
809198128 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  A third party requested a copy of their declaration page faxed to them.  The servicer sent this to them.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
177092916 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
195461784 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
402958752 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower contacted the servicer for basic account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments 09/XX/2017 indicate subject is in a FNMA Disaster area due Hurricane Irma.
173630520 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2008 and there is no evidence of reaffirmation.  A motion for relief was filed 05/XX/2008.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
557916744 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
131057556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower was contacted and advised to continue to make the trial payments until receives the final modification documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
251929604 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower made a payment in the amount of $1418.58 on 07/XX/17 over the phone which made the loan current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
157626924 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  An inbound call was received from the borrower to go over account information and inform of a commitment to pay $826.75 on
                                         06/XX/2018. The servicer confirmed the total due ad advise credit reporting and late charges to continue on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
741783168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         Borrower sent in power of attorney. this was processed and approved.  Borrower seems to be represented by attorney. Attorney called to discuss the decline of modification 07/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
158066748 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Servicer called Borrower. Servicer review total amount due and Notice of Intent. Borrower stated 3 payment were made in
                                         Branch and loan should reflect current. Servicer informed  payments were applied to escrows.. Borrower express concern that payments were posted incorrectly. Borrowers stated property is up for sale.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                         ADDITIONAL INFORMATION: Comment  made by servicer outside of review. On 11/XX/2018 Servicer  was attempting to contact
                                         Borrower to confirm non-acceptance of Trial Period Plan.
221791128 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called regarding escrow account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.  Converted from Ch 13 to Chapter 7 04/XX/2016
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
680687616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
213358662 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
179564080 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                  further communication  Borrower called in about fees on the account. Servicer advised it was from a previous foreclosure. Borrower requested a
                  from mortgagor         letter containing the breakdown of the fees. Borrower was transferred to customer service for due date change as requested.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2016.  The dispute type is Written and the reason is escrow fees.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed escrow fees from a previous modification.  A written response was sent to the borrower on
                                         05/XX/2016.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
282716868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
573952599 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose
                  [1] Mortgagor Deceased of property; identified and documented.  The date of death is unknown.
                  - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                  and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
760435704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
982726752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Last contact with the borrower set up on easy pay payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
301969164 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower expressed concern at multiple transfers for fees.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
875749560 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower called and stated did not receive statement. Servicer provided monthly payment amount and re-sent copy statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damages.
205487772 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in gave amount due, asked for a payment, and processed payment by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
975244912 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called to confirm payment was received and have additional funds applied to fees on account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
462604884 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower contacted the servicer on 11/XX/2018 to confirm that their payment was received.  The servicer confirmed the payment and advised the next due, current interest and escrow balance.  The servicer also discussed short and long term options with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
995471652 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
896391300 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Written and the reason is Billing
                  from mortgagor         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputing information on their bill.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
428678460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
696440684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower discussed recast
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.  Bankruptcy disposition data received
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
554927940 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
218562540 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                  further communication  Borrower called in for account status and to get copy of statement.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer verified information and no findings were found. Issue appears to be resolved.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
791023464 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called in to make a payment. Servicer also advised of short term and long term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
391843203 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called to make a payment in the amount of $1289.12.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
782686800 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called and stated the hazard insurance premium decreased. the agent advised the borrower to send in the new policy amount. the account was analyzed and a new monthly statement was ordered. comments also indicate the reserve requirement was changed and the escrow analysis was completed
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
949460064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
743872332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
478684244 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower stated that he has been having problems with the website and made a commitment to pay $812.00 on 12/XX/17. RFD is home improvement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
621857808 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
849290108 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called on 6/XX/18 to update the contact information and to be transferred to the property claims department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
407683692 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
569732016 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
795471684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
207716880 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Third party advised a payment was made today but the teller posted it incorrectly and couldn't fix the error, transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
206887212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Borrower called and made a promise to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2005.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
990843504 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
996340356 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower called in regarding payment research request.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
396751236 1       [1]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The
                  insurance claim and    borrower was contacted on 3/XX/2018 regarding the Special Forbearance payments and possibly extending the program; borrower
                  funds held by servicer received a property claim check; call transferred to customer service.   The borrower called 10/XX/2018 to discuss
                  with indication of     refinancing the property; short and long term option discussed.
                  related contractor bid EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  sufficient to cover    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  repairs                FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Customer reported damages to property 09/XX/17 and advised claim checks in the amounts of $2912.94  and $11396.16 were received as of 03/XX/2018 and released to the borrower on 04/XX/2018.  The details of the damage and status of repairs were not provided.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments on 11/XX/2017 indicated the property is located in a federally declared disaster area due to Hurricane Irma.
536675244 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/31/2007.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
537846210 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
806827140 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Borrower called in regarding payment research inquiry.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
602708820 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
793212588 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
664673412 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         From 10/XX/2018 to 10/XX/2018 the borrower declined program options after receiving notification of not being eligible for a modification. The borrower is sending in additional funds of $2,000 to bring the loan current. borrower stated wanted to keep the property.  On 11/XX/2018, the borrower authorized a payment of $2882.28 for 11/XX/2018.

                                         .
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
938626128 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
841043448 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
899420088 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower contacted the servicer to discuss the escrow impounds, the types and the increase and also discussed the shortage.
                                         Per the commentary the borrower submitted the HAMP Recast Package 07/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
522397755 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
569173077 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Borrower is requesting an inspection for his property. He advised that he will need an adjusters report to schedule the inspection.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.  A motion for relief was filed 04/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Possible repairs needed to the property but not a lot of information given to determine.
243021386 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Comments from 4/XX/2017 indicate borrower dissatisfied that online payment did not go through. Servicer assisted borrower in completing payment over the phone and waived fee.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
546561288 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
760873905 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
121561356 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
645721608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Spoke with the borrower and processed a phone payment in the amount of $2994.62.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
507586884 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
922460868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
918502452 3       [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damage remains         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                  indication covered by  Advised of sale date, late charges, and foreclosure status.  Borrower is deceased and
                  insurance              Executor/XX/06/XX/12/XX/06/XX/04/XX/19/XX/19/2017, the insurance company was contacted and stated there were no funds issued due to being less than $2000 and less than the deductible.  The claim was closed.  There is no evidence of the repairs being
                  [2] Verbal Dispute -   completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner
                  Servicer responded and occupied.
                  issue open with active ADDITIONAL INFORMATION: NA
                  efforts to resolve

                  [1] Mortgagor Deceased
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  and documented
894252156 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
114637068 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower called to make a payment in the amount of $1738.80
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
124207578 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
295291836 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2009 and there is no evidence of reaffirmation.  A motion for relief was filed 11/XX/2009.  Comment dated 11/XX/2009 Chapter 7 Bankruptcy Filed on 08/XX/2009 MFR filed 11/XX/2009 granted 11/XX/2009 Closed 11/XX/2009.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
171761268 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
342273036 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
142632924 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called in to obtain year end tax information.  Information provided verbally and new 1098 requested to be mailed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
174445104 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
128248680 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
293842416 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
877432248 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Borrower called in requesting address for credit dispute, provided requested info.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
634805976 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
972830712 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower verified their information and inquired why there escrow payment had recently increased.  They were transferred to the escrow department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
993622392 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
431133756 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called in to discuss their payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
644332164 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
323510544 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Discussed payment, next due, and additional principal payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
844005591 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
446221440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
474330192 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower called to conduct a payment in the amount of $601.89 effective 11/XX/2017. Borrower verified property is owner occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
390031978 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
728878332 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose
                  property; identified   of property; identified and documented.  The date of death is unknown.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
299090316 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Agent went over payment related questions with borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
763023690 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
689024288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower called in to make a payment in the amount of  $544.98
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
844642008 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On
                                         06/XX/2018 the borrower called in and spoke to an agent regarding the June balance on the account. The borrower stated that the account should be set up on auto pay. The agent verified that there was no auto pay on the account. The agent was able to set up the payment that day. The agent reviewed short and long term options on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Harvey and noted on
                                         08/XX/2017.
                                         The borrower filed a claim for damages on 10/XX/2017 due to the hurricane and flooding.  The claim total was in excess of
                                         $174000.  Final funds in the amount of $104921.51 were released to the borrower on 05/XX/2018 and interest payment was made on 06/XX/2018.  The contractor provided the paid in full invoice, waiver of liability and waiver of lien, and the final inspection on 06/XX/2018.
669861948 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
438174660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The borrower called and spoke to the servicer and made a commitment to pay that day at a branch.  The borrower did not receive a letter about incentive pay and the servicer transferred to customer service to discuss.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
571011504 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/06/2011.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
540963528 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Spoke to Borrower, processed payment and provided confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
408538276 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called on 8/XX/17 to confirm the signed, permanent modification documents were received and to inquire about the escrow disclosure document received.  Servicer confirmed the documents were received and transferred the borrower to the escrow department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
269892000 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called with questions regarding the statement they received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
831337332 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                  [2] Property is        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  located in a FEMA      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  disaster area.         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA Disaster area - 9/XX/2017.
566303388 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/09/2012.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Keyword Search Completed
988614396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         General account information was provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
172620924 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  the customer called and stated that they received a letter for late charges and would mail the extra to cover the late charges
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
644921928 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
807776760 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower was transferred to the claims department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
440363784 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
567862764 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The borrower called to see if payment from the state was received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
356054391 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in for general account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
981441846 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Called the borrower who promised to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
949789932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Inbound to make payment. Payment processed and next due date provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
371931168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
730737588 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called to make a payment in the amount of  $2366.03 effective 06/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
750719592 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  On
                                         2/XX/2017 Borrower called to find out status of research request of payment made on 2/XX/2017 for $913.24 which was not applied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2012.  The proof of claim was filed 05/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
371292867 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
244252260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
681872724 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Commentary indicates last borrower contact was advised loan returned to normal servicing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 12/XX/2018-File Review-Updated Recent File Comment. No other updates made due to notes not reflecting any other file information.

                                         The property is located in a FEMA Disaster Area due to hurricane Irma noted on 10/XX/2017. No damages were reported.
932077020 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The further communication  borrower was transferred to the Spanish Queue to discuss qualifying assumptions.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2016.  The dispute type is Written and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Payment History Dispute
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: No change in loan status.
648240600 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Commentary states borrower called in and discussed pay plan payment and payment adjustments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
455377776 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called in to discuss pay plan account. The call was transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
590963520 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                                         Borrower called to advised that a claim reaffirmation was done.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
780973774 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Notes indicate that borrower called to speak with the customer service department regarding applying for a refinance. Agent transferred borrower to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
803628420 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower called to conduct a payment in the amount of $894.63 and verified property is owner occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
691391694 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
116633328 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower called in to make payment in the amount of $836.48 to be processed same day. Servicer provided confirmation number and read EPP Disclosure
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
806587236 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to discuss an outstanding issued letter.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
823285310 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower stated will make payment on 10/XX/18 at the branch office.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
248900210 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower called on 3/XX/18 from borrower's parent.  The borrower is incarcerated and the parent is handling the affairs.
                                         Final modification documents were mailed to the borrower but they were never returned.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
884616012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
972905380 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The
                  property; identified   borrower called and made a commitment to pay on 04/XX/2017.  Borrower is deceased and Executor/XX/16/2019-The servicer was
                  and documented         unable to make contact with the customer within the review period.
443452548 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Collection call out to borrower to request a payment. Borrower stated they made a payment the day before. Servicer informed collection calls will continue until foreclosure or reinstatement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2015.  Previous bankruptcy case XXXXXXX had relief granted effective 7/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: FEMA  --  Florida Hurricane Irma (DR-4337)  Major disaster declaration declared on September 10,
                                         2017. No damage was reported for the subject property.
841955796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
593532492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The borrower called in and advised does not want to move forward with the modification and does not want to accept the permanent modification offer. The borrower stated will bring account current on own
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
746671212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Disclosures provided, processed and posted payment along with confirmation provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
843432492 2       [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  requested within the   PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower advised that they could not take call today and were not ready to move forward with loan mod.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
253978368 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                  property; identified   Outbound Authorized 3rd party contact made.Welcome call.  Advised the executor that assumption must occur before loan can be
                  and documented         reviewed for modification.  Borrower is deceased and Executor/XX/17/2011.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
949809924 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
211485372 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  The borrower called to see if the servicer sent out the insurance claim check. The agent advised the borrower the check was released on 10/XX/15.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
978948264 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower contacting lender for total amount due, short term and long term option for insurance/XX/01/2018. Loan was modified in October 2014.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
519941940 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower inquired about a settlement.  Servicer advised they do not do settlements and the pay-off balance is not negotiable.  Servicer offered to send a pay-off.  Borrower already has one.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2013.  Previous chapter 13, case # XXX, filed on 10/XX/2012 and dismissed on 11/162012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
500189976 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
124850046 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to inquire about a payment made online.  The servicer stated that payment has not been posted and to contact their bank for status of the payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
739866006 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
439782408 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         5/XX/2018-Borrower called in to see if there were any late fees on account and to advise would make a payment on 5/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is evidence of reaffirmation.  A motion for relief was filed 08/XX/2010.  Chap 7 BK discharged
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
585105864 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower made a payment and was transferred to refinance department to discuss lowering his payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
133713252 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
918363264 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
768922308 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                                         Notes indicate that borrower called needing account information. Notes weren't specific on to what information was needed.
                                         Agent advised of information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
904707972 3       [3] Mortgagor Working  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  w/ 3rd Party Group     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower contacted the servicer to get help with making payment online.  Per commentary 03/XX/2018 borrower had a car accident 08/XX/17/XX/22/XX/05/XX/17/XX/11/XX/2007
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
808167672 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called in and expressed dissatisfaction regarding the service that was given prior.  The representative transferred the call for additional assistance. The representative also confirmed that the account was previously modified.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
520679172 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower contacted the servicer and made a payment.  The servicer gave the FDCPA and NACHA disclosure.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 07/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
936025440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
696131436 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  The borrower called to get the insurance department fax number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
506507316 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
934855908 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
471102885 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  closed                 Borrower called and stated received letter regarding loan assistance, stated not looking for assistance.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Payment
                                         Dispute.  Unable to determine if the dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower stated 2 payments were withdrawn from account for the same month and call was transferred. No further comments in file.

                                         Borrower called in 12/XX/18 to discuss the online payment plan.  Customer was advised to re-enroll by completing the form, and wait 5-7 business days for setup.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.  Discharged chapter 7
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
839933892 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
456474348 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         2/XX/2017- Bwr called in with questions regarding letter sent out to her
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is evidence of reaffirmation.  The proof of claim was filed 04/XX/2013.  A motion for relief was filed 07/XX/2013.  Chap 7 BK discharged
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
644901936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
175589736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower was advised that the loan was modified and was given the terms of the modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
693532476 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
650373984 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
521715636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The servicer contacted the borrower to check on the status of the payment, the borrower advise their commitment to pay $1,281.34 on 07/XX/2016 at the local branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
881583648 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Spoke with borrower and borrower had questions about taxes and insurance, Transferred the borrower to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
913754352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
663607252 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
163614528 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called to provide a reason for why he is late on the payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
334686612 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
475434894 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         05/XX/2017 -- Borrower called - options reviewed
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
967462860 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
104888028 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  On
                                         11/XX/2016 spoke to the borrower and asked about loan modification. Informed borrower interest rate would be 3% for life of loan and went over basics of modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
949720018 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called to advised the payment was applied incorrectly and rep advised will have it corrected,
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
268866216 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
321225742 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
311885196 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         09/XX/2018: servicer provided follow up call to borrower whom is amidst the closing process of their permanent modification.
                                         Borrower advised will make first modified mortgage payment in October.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
435745632 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Incoming call received to obtain the proper mailing address of where to send credit disputes in.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
956587212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
127394904 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Borrower was  on repayment plan but is over as of 09/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
108468302 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
400383984 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Lender advised that the permanent loan Modification was mailed to the borrower and they should receive it within 7 - 10 days. The loan is currently due for 10/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
805527660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
854038248 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Monthly payment amount was provided then call was transferred.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2012.  Previous chapter 7 filed 04/XX/12 case# XXXXXXXX dismissed 05/XX/12
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
314387424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                                         Borrower called in due to having trouble making payment online. Servicer processed payment and provided the contact number for online support.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
562593735 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
891383304 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Per last borrower contact, borrower called in seeking assistance on loan and was advised of short term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
763974288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
225357462 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  On
                                         5/XX/2016 Borrower called regarding fees.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
923637627 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
721457847 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower made a promise to make a payment by 07/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
231193752 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Inbound call. Next due date provided. Regular documentation noted and call ended.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2007.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2007 and there is no evidence of reaffirmation.  Discharged bankruptcy
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
394520544 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
449070300 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Last spoke to borrower when they called inbound to discuss the correct payment on the loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
726599244 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
702388932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
674944984 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The further communication  borrower called in regarding the insurance information and the escrow account.  The borrower requested to have the escrow
                  from mortgagor         account removed and was advised can't be deleted at this time.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower initiated a written credit dispute regarding the payment and account status.  The review determined the payment history was incorrect and the corrected findings were updated on 01/XX/2017. An additional dispute was received on 02/XX/2017 and the account was updated on 02/XX/2017.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
597330972 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
838292308 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower verified their information and was advised they had been denied for a loan modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
761195409 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
391273428 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The servicer provided general information on the account and discussed the increase in escrow payment with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: Natural Disaster Relief 09/XX/17-10/XX/17, no damages.
796211388 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Provided Basic Year End statement information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
629368152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
212205084 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Written and the reason is Account
                  from mortgagor         Status.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary states borrower is disputing the account status of the loan. Loan was reviewed and account information modified.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 03/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
613674432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Per last borrower contact, borrower was contacted and committed to a payment on the 28th of the month.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
584286192 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in stating the payment was made and then received a letter about being partially held.  The servicer advised
                  [1] Mortgagor Deceased the account hasn't been updated with the new terms yet.  When the account is updated, the payment will apply correctly and
                  - Executor/Heir exists to keep making that payment amount.  Borrower is deceased and Executor/XX/30/2017.
                  to dispose of
                  property; identified
                  and documented
265653432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2007.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is stay lifted.  The proof of claim was filed 06/XX/2007.  Stay lifted 07/XX/07
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
132163562 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
548085186 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  The borrower called in to discuss the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
397251036 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         10/XX/2018: borrower called, verified property is owner occupied.  Servicer advised of total amount due, attempted to provide HUD #; advised of long/short term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
215263860 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower states that he has returned the requested documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
114217152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The loan status is current and performing. On 11/XX/2018 the borrower called and requested information regarding the interest rate.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2012 and there is evidence of reaffirmation.  The proof of claim was filed 04/XX/2012.  Discharged bankruptcy
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
612744804 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called in and agent provided loan terms
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
605475780 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a one-time scheduled payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
613467282 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The agent discussed the escrow shortage with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 13.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on
                                         10/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2015.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
576699228 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
891613212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called to make a payment borrower wants to recase advised loan new modified payment 1703.41
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
190040994 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in to make payment arrangements and promise to make the payment by 12/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
956517240 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
752468892 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called and discussed the next payment and total amount due with the servicer.  They will drop off a payment at the branch that day.  The servicer discussed long and short term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
616216732 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
613008693 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The borrower called the servicer and they were transferred to the online banking department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
957024288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.  A motion for relief was filed 02/XX/2015.  Received correspondence from court regarding Notice of Motion to reopen bankruptcy case.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
134826516 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower made a scheduled phone payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
851189388 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma. There is no evidence noted
                                         to suggest that the property was impacted.
781977084 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called to get partial payment to be transferred to regular payment took 2 payments of $79.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
386655276 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower called in regarding account and was transferred to a specialty queue. No further details provided.
                  [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Written and the reason is Credit
                  Servicer responded     Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication within 60 days and no  from mortgagor.  The borrower made a credit reporting dispute on 09/XX/2017 regarding the account status. The servicer further communication  reviewed the account and on 10/XX/2017 and determined that there are no discrepancies and account is accurate as reported.
                  from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
902899701 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower made payment, hard copy of modification was sent to borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
795990770 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         Borrower called to make a payment on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
310087970 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower called on 6/XX/17 to inquire about the escrow overage check for $386.63.  No other contacts after this date within the review period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
355827612 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Called borrower about a recent increase in their escrow payment.  They were then transferred to the escrow department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
849370116 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
802488876 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         inbound call, spoke to borrower. verified. Property is owner occupied. provided privacy statement.  Borrower was transferred since requesting to speak to a supervisor in the escrow dept.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2009 and there is evidence of reaffirmation.  A motion for relief was filed 07/XX/2009.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
658826364 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
838974276 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
756197400 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower called to verbally request a payoff and also advised that they thought they were in a forbearance.. States they were told two different amounts. The agent advised that they can obtain the correct amount via customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 12/XX/2018-File Review-Updated Recent File Comment. No other updates made due to notes not reflecting any other file information.
216273456 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Property was cited as being located in a natural disaster area.
494591062 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower contacted the servicer to confirm that they were called by BOFA regarding a loan modification.  The servicer confirmed that there was not a phone call placed from BOFA and discussed the process of applying for a loan modification.
                                         The borrower scheduled a payment for 10/XX/2018 in the amount of $1460.15.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
609536088 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
507177048 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Spoke to the borrower when they called in to discuss the payments on the loan  Borrower is deceased and Executor/XX/14/2017.
                  [1] Mortgagor Deceased No damage was reported.
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  and documented
181792728 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
802198992 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in and made a payment in amount of $501.09 and was provided with the confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2012.  Prior chapter
                                         13 bankruptcy filed 05/XX/2011 under case number XX-XXXXX.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
336475356 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The borrower called in to verify the due date and the call ended.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
962294928 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
887644800 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in regarding insurance and the agent provided the mortgagee clause and fax number to the insurance department.**12/XX/18 borrower supplied updated insurance inforamtion.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma in 09/2017. There is no evidence that the property was impacted.*** No change in loan status. **
628297164 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/13/2011.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
903963840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
962107540 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
211625316 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
855127812 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
549919944 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         11/XX/2018 Review-Notes indicate that borrower called to schedule a Promise to Pay payment for loan account in the amount of
                                         $2016.75 effective 10/XX/2017. Borrower also changed homeowners insurance companies and received a refund..
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
317612904 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower requested to cancelled Pay plan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
664124244 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  the customer called to inquiry about the pay for performance incentive
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2014.  The proof of claim was filed 07/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
802688796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2013.  The proof of claim was filed 05/XX/2013.  A previous chapter 13 case, XXXXXXXXXX, was filed on
                                         06/XX/2012 and was dismissed 08/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
715058487 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
586575276 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
288122364 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
340986360 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 07/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
232393512 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
599470116 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower called in regards to their statement and escrow. Associate provided borrower with the principal and escrow balance, last payment received and next due, and their interest rate.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
596241408 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Borrower called in to inquiry about the payment increase.  Servicer advised of the increase in taxes and insurance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
285912806 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
758406516 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.  The case was discharged and closed in 2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
544511076 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
558546492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Servicer contacted borrower to provide commit number for branch endorsement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
163624524 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/19/XX/13/2017, no evidence of damages.
                  [1] Mortgagor Deceased
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  and documented
351419376 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On further communication  09/XX/2018 the borrower spoke with an agent and was provided with the principal  balance, current interest rate and the
                  from mortgagor         escrow balance information.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  payment dispute resolved
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
699390132 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         07/XX/2017- Borrower called in interpreter required- rep advised current had questions about modification- rep advised no modification at the time may qualify for short sale borrower stated want to keep home will continue to pay. 07/XX/2017-
                                         Borrower called in reference to modification decline letter received. 06/XX/2017 follow up call made on loan status.
                                         06/XX/2017 contacted borrower in reference to missing documents needed. 05/XX/2017- contacted in reference to missing pay stub documentation.05/XX/2017- Borrower called in for loan status rep advised documents needed.04/XX/2017- contacted borrower in reference to 4506T incomplete and additional documents needed for process.01/XX/2017 contacted completed Welcome
                                         Call- borrower stated interested in modification. 12/XX/2016 Borrower called in reference to assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
948905165 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
760487872 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.
                  property; identified   Borrower called in to reaffirm the loan. the comments indicate the loan wasn't eligible for reaffirmation because the
                  and documented         bankruptcy case was closed.  Borrower is deceased and Executor/XX/30/XX/09/XX/19/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
189963984 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
114298569 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
366466692 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called in regards to getting their evaluation letter and wants a fixed rate on their HELOC and not eligible for refinance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments on 9/XX/2017 referenced natural disaster, however; there was no evidence of any outstanding property damage.
379684812 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower contact in regards to escrow and payment breakdown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
238682254 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The borrower verified their information and made a payment of $2,175.50 over the phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2007 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
861405300 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The further communication  borrower called in regarding the credit dispute received and discussed the credit reporting process.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Received request to review 3/XX/2016 payments due to modification.  The credit reporting adjustment created was denied after the loan history review determined the lates were valid. A denial letter was sent.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
400829913 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
666713208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The customer called in to request account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: As noted on 12/XX/2013, this loan was mailed notification of settlement of Class Action.
277249056 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
836972572 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
625674972 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Comments show unauthorized third party called regarding loan status but servicer advised no auth on file.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
279818028 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
896521248 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Spoke with authorized user regarding payment commitment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
807167712 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On
                                         6/XX/18 Borrower made an inbound call to obtain general account information.  The loan is performing and the Lender is not attempting to contact Borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
191951602 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Comments show borrower called in and scheduled payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
983103340 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
227814428 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Commentary states borrower called in regarding payment posting information and negative credit reporting.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
670212972 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Comments show borrower called to advise servicer not to pay bill showing for insurance since he has made changes and the amount needed to pay is no different.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
593841208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
478178652 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
227289048 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Borrower called in to discuss the next payment due date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
456927156 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         During most recent contact borrower set up payment by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
516613272 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  property; identified   Borrower called on 12/XX/18 to make a $1013.26 scheduled for 12/XX/18.  Deceased borrower since 2015.  The borrower was
                  and documented         advised to call the second mortgage servicer.  Borrower is deceased and Executor/XX/08/2015.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
335456451 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Commentary states borrower called in and was provided with basic insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
644655528 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
770721588 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The servicer called and spoke with the borrower and advised of the total amount due and asked for payment. The borrower stated
                                         payment in amount of $2000.32 will be made today via home banking. The borrower verified that the property is owner occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma noted on 09/XX/2017.
                                         There is no evidence noted to suggest that the property was impacted.
734656020 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
418172664 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower verified their information and discussed their modification incentive.  They were advised the incentive had already been applied to the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
993312516 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                  further communication  Borrower called because his payment amount was not enough. The borrower submitted his payment online and was not aware of
                  from mortgagor         the late fee.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Resolved credit report dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
322001148 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                                         Commentary states borrower called in for the year end statement amounts.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
220481772 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower stated had completed a modification in 2011 and assumed the 2nd would have been included in that modification agreement  as one loan. Borrower stated that an previous Agent advised the 2nd was included.Agent advised borrower each loan was reviewed as separate modification and not combined.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
723150624 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
940923480 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
691683216 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
560435736 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                  property; identified   Account inquiry.  Trial payment status call.  Borrower would like to know  where to mail payment.  Borrower is deceased and
                  and documented         Executor/XX/21/XX/13/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
968012640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Spoke with Borrower and asked for a payment.  Borrower informed of their commitment to pay $897.98 on 09/XX/17 by mail.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
399684012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
822690792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called in regarding HAMP workout letter received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
134463102 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Rep advised the call was to confirm information on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
354758040 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         Borrower called in to request information for a loan modification, the docs were provided to start the review.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
756524340 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called and was advised of total amount due, reason for default is short term.  Promise to pay $1249.95 on
                                         11/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
405138956 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
654777984 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower contacted the servicer and was provided with principal balance info, last payment/next due, current rate, and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
731527272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         09/XX/16 borrower called in to see what options were available to lower payment, even though account is current; 12/XX/17 borrower called in and verified contact information;  No phone calls between borrowers and/or authorized 3rd party since then;
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
418702452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On
                                         09/XX/2018 the borrower called in and spoke with an agent regarding the status of the loan and a payment the borrower had made on 08/XX/2018. The borrower confirmed the payment they had made was received and wanted to speak of the additional monies received and wanted to ensure the additional funds were posted the principal. The agent assisted the borrower with reversing some of the applied funds and posted the payments correctly based on the borrowers request.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
126634668 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The authorized third party was contacted and advised on the status of the foreclosure and options were mentioned.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2010 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
293211346 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Contacted the borrower to go over loan mod process.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
138064752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
285231474 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Commentary states borrower called in and was advised regarding the escrow account and insurance refund.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
383206656 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
718612440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
884146200 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/07/2013.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
708476496 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2009 and there is no evidence of reaffirmation.  A motion for relief was filed 12/XX/2008.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
353449296 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
517502916 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called the servicer and went over general information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
404579068 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The representative discussed the notice of intent and insurance related issues with the borrower.  Per commentary, the borrower receives social security.  Borrower called  on 10/XX/2018 - promises to drop off payment to branch in the amount of
                                         $4468.44.  Discussed how borrower can bring account current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
580367760 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called in for escrow assistance. Advised of continued collection activities, provided long and short term options and transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
868672392 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2015.
                                         Commentary states borrower called in and was provided with the account information and borrower updated contact information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
248630508 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On
                                         08/XX/2018 the borrower called in and spoke with an agent. The borrower had submitted two payments previously and the borrower wanted to ensure the payments posted correctly. The agent was able to review the account and reverse and re apply funds correctly to assist with bringing account current. The borrower was advised that the next payment due on the account was 09/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
302787888 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
399750036 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Borrower called to make payment on account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
184246272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
575039892 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: This property is located in a FEMA Disaster Area a noted on 10/XX/2017 (Hurricane Irma).  There were no property damages reported.
181373718 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower requested to have a payment reversed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
516783204 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
782746776 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         06/XX/2017-Borrower called in property tenant occupied- delinquent due to renters moving will have new renters in 30 days -
                                         rep discussed options- Borrower had questions on skipping payments rep advised of possible forbearance/modification , borrower not interested.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
384546120 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Borrower called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
394961952 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
820771560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
252329028 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/29/2018.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
947462100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Authorized third party called in to authorize a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
520545870 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The customer advised permanent mod docs were received and expecting to send back via FedEx.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
497510916 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose
                  property; identified   of property; identified and documented.  The date of death is unknown.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
850009860 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
982876692 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called about the escrow and was advised to seek the refund from the insurance company.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
158176704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
859715976 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Discuss loan status
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
685785576 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The borrower was provided the payment & escrow breakdown along with increase in escrow payment. Also informed of the shortage amount to send
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
323080716 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
366053520 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  On
                                         01/XX/2016 the borrower called in and spoke with an agent regarding the status of the account. The agent analyzed the account and updated the reserve requirement on the account and completed the analysis. The agent ordered a monthly statement be sent to the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
610837808 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
324500148 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  On
                                         03/XX/2016 the borrower spoke with an agent and the borrower stated would be sending an overnight payment on all accounts.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
495561696 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
456937152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The servicer reached out to discuss insurance policy, payment and fees posted on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
503338584 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The further communication  borrower verified the property is owner occupied and made a commitment to pay $1200.00 on 12/XX/2018 at the branch.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Written and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed modification appeal decision.  Borrower was sent a letter explaining the delinquency requirements of the program.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
591183432 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                  property; identified   Borrower states spouse is deceased. Authorized child to speak on their behalf. Advised to callback in 24 hours to update
                  and documented         financials.  Borrower is deceased and Executor/XX/12/XX/21/XX/19/2009.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
427688856 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Discussed loan documents, requested loan documents, and ordered loan history
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
671581260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
998300520 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called 9/XX/18 to make a payment of  $1,590.56 by phone.  She asked what is the latest day she can make a payment on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
725724826 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called in and was confused as to why they were being contacted about assistance when they didn't request assistance with the mortgage. The file was marked as no further contact.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
470125956 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.  Bankruptcy received: 12/XX/2013
                                         Bankruptcy closed: 4/XX/2014
                                         Notes indicate that bankruptcy is to be closed and billed with attorney and given a final bill. Reason: Discharge
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
413184660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  the customer was contacted about a mortgage payment and promise to pay via the web
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.  A motion for relief was filed 04/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
266793240 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower stated that she sent in the reinstatement figures yesterday and wanted to know if it has been processed. Borrower was advised that figures have not been processed yet.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
596140748 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The
                  property; identified   borrower updated the mailing address and telephone number.  Borrower is deceased and Executor/XX/17/2016.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
828808344 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
996270706 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
965053824 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
204028356 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The customer was contacted about the payment and promised payment in the amount of $2115.01.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
616575336 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         1/XX/2018 Review-Notes indicate that servicer contacted borrower to advise they haven't hired a contractor & is trying to reach their insurance company to verify if they can give them more funds. Borrower advised to call back in one month.

                                         The borrower was advised the fie was escalated and waiting for a final decision. The customer stated had postponed travel plans and will leave on 10/XX/16/XX/2017, no property damage was noted. The borrower was under a 3 month special forbearance plan due to the hurricane. the borrower stated they could make the regular payments, but needed assistance with the payments that were put on the forbearance plan.  After the status date, the signed final modification documents were received on
                                         10/XX/2018.
628527141 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
138714492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Commentary states borrower called in and was advised of total amount due. Borrower advised that payment was sent via regular mail.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
412125084 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
977168976 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower frustrated about the verification process. Last weeks payment made online did not go through and the one scheduled for today is still in their account. Borrower wanted to know if there were any late charges and was informed no.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
883303304 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2010 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2009.  A motion for relief was filed 01/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
274522545 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower was provided basic insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
353708460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
423700452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called for general account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
737274972 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
696021480 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
753018672 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower called, transferred to bankruptcy department.  Prior bankruptcy did not file a reaffirmation for Mortgage, just for
                                         Toyota.  Borrower called back and gave information for reaffirmation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
282227064 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
963193671 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
884855916 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Spoke with borrower about unapplied funds and the final modification process.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
173202678 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
318258171 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
970101804 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
547440936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
826939092 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
656038766 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
806747172 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Inbound call from borrower, servicer confirmed September payment received and due for October payment, advised unpaid principle balance, while researching questions borrower had on recast, borrower hung up before servicer could answers question.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
810278964 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
604639530 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
305207868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
319148082 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  On
                  property; identified   01/XX/18 borrower called to set up payment and discuss payment plan.  Borrower stated spouse will callback and make the
                  and documented         payment.  Borrower is deceased and Executor/XX/05/2006.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
702179016 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Discussed increase in escrow payment. Provided payment and escrow breakdown. Provided Basic Insurance Information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
212437504 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
702369756 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2013.  A motion for relief was filed 03/XX/2013.  Bankruptcy received: 11/XX/2012
                                         Discharged without Reaffirmation: 02/XX/2013
                                         Bankruptcy closed: 03/XX/2013
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
323650488 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         caller asked for agent. Updated policy info and collected missing information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
586355364 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  On
                                         04/XX/2016 borrower made a trial payment by phone and advised that permanent modification documents have been received and accepted. Borrower was advised now can make payments by mail, online, or branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
933586416 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The agent contacted the borrower to see if assistance was needed and provided contact information for the agent.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property was reported in a FEMA disaster area on 9/XX/2017 due to hurricane Irma.
710871564 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Spoke with borrower on 02/XX/2016 about signing modification documents. The borrower and their spouse last called on
                                         12/XX/2017 to discuss the increase in their escrow payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
676519284 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
904763808 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Borrower advised the payment was made through bill pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
848785113 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2013.  Comments reflect that relief was entered 07/XX/2013 at cofirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma in 09/2017. There is no evidence noted to suggest that the property was impacted.
654817968 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
499510116 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
360643932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
113814456 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Inbound call to do financials for loan modification. During call borrower decided to call back to do financials.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.  Discharged bankruptcy
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
784755972 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
955247748 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
736195404 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Call about escrow on account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
800769564 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Called borrower, not interest in loan modification as account is current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
515679372 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Commentary states borrower called in to update contact information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
266653332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Borrower financial information was updated.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
399140280 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
494950990 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
328298628 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
571691232 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Agent spoke to borrower about making phone payments;
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA Disaster 9/XX/2017 for Hurricane Irma.
243712476 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: The property was located in a natural disaster area for Hurricane Irma in 9/2017; no damage to the property was noted.
160985580 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Spoke with borrower and waived late fee due to borrower not being late on payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
362634888 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
756269748 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  property; identified   01/XX/2019 Review-Notes indicate that borrower called to schedule a Promise to Pay payment for loan account in the amount of
                  and documented         $1471.07 effective 12/XX/2018.

                                         Borrower called in a payment and requested confirmation number.  Borrower is deceased and Executor/XX/22/XX/16/2019-Updated
                                         Recent Comment, Recent Contact, and any other pertinent file information the notes reflect from the servicer.
969232152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
111395424 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma noted on 09/XX/2017.
                                         There is no evidence noted to suggest that the property was impacted.
772810752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Spoke with borrower and discussed payment options borrower made payment for 1309.29, and also discussed workout options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
151159512 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
945951468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower not interested in assistance and states that will make payment in branch on 0112.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
847061040 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower updated mailing address. General account information was discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: FEMA disaster noted 9/XX/2017.
747270972 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma in 09/2017. There is no evidence noted to suggest that the property was impacted.
870821532 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  On
                  property; identified   06/XX/2017 the third party called in and spoke with an agent and updated their contact information and also provided year
                  and documented         end statement information.  Borrower is deceased and Executor/XX/28/2014.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
360055920 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Borrower called in to make a payment in the amount of $247.24 effective 12/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
574799988 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
119991984 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The loan status is current and performing. The borrower called to inform the servicer she will make her payment on 11/XX/2017 at the Branch,  the reason the payment is late was due to her pay schedule. The servicer attempted to contact the borrower regarding the escalated complaint and left messages on the following dates 01/XX/2017,  01/XX/2017 and 01/XX/2017. The borrower  contacted the servicer on 01/XX/2017 and 01/XX/2015 to dispute the payment made May 2015, the borrower states she was making regular payments at the time the bankruptcy was discharged and disputes the negative credit reporting.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2012.  A motion for relief was filed 04/XX/2015.  Comment dated 05/XX/2015 Chapter 13 Bankruptcy Filed on 04/XX/2011 Discharged on 04/XX/2015
                                         and Closed on 05/XX/2015.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
395341800 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
913714368 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower called to obtain insurance mortgagee information. Agent transferred borrower's call to customer service for assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
622997694 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
416796624 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
910437876 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
227404510 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower was advised the payment for $1,316.20 was reversed due to a double payment that was not authorized. The borrower was advised the time frame to receive the refund is 5-7 business days.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
738384528 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
755397720 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         Servicer provided balance, payment, interest rates and escrow information
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
791973084 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower called to inquire about loan status and payment and verified property is owner occupied. Borrower was advised of total amount due and made commitment to pay $836.57 on 06/XX/2017 via online banking. Servicer advised borrower loan is current less fees.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
980407680 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower called 6/XX/2017 to discuss a previous Modification (MOD) in 2012 and receiving an incentive for Dodd Frank.
                                         Borrower was advised the incentive amount is   not a new incentive on top of what the borrower is already receiving.
                                         Borrower was advised to return the incentive amount.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2012.  The proof of claim was filed 03/XX/2012.  A motion for relief was filed 11/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
569022300 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called for a refund on a duplicate payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
635874564 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The customer called in to request account information. The agent provided loan terms.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
481817196 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
370591704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
555967524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower requested loan history to be sent out.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
845060954 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The loan status is current and performing. On 02/XX/2017 the borrower called the servicer who provided the HUD phone number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
396640332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Borrower expressed dissatisfaction with payments and billing not being applied properly.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
636825168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
623170632 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
954664524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
518056368 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
939913884 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
606558664 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower was provided with the escrow balance amount and the next due date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA disaster noted 9/XX/2017.
366143484 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                  closed                 There was an outbound call to the borrower to collect a payment. The borrower said will make a payment then but thought she had already scheduled it.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Verbal and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower is disputing account status and payment rating as reported on her credit report.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
708486492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
971561220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
320661684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Inbound call, spoke to borrower. Verified. Property is owner occupied. Provided mini Miranda, privacy statement, TAD, hud#.
                                         Advised credit reporting, late charges, collection activity will continue. Confirmed RFD short term. Processed phone payment. Borrower called XXX to make payment because IVR was not working. Provided long and short term payment assistance.
                                         Borrower wanted to know if had late fee for this month- stated no.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
717242988 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called in and updated email address. Servicer advised credit reporting, late fees, collection activities would continue.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
326959164 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
210725676 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The customer called in to go over general information regarding the account and discuss payment posting.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
276562341 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
218788119 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
828984170 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
770105948 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The servicer provided principal balance, interest and escrow balance information. A payment was also processed for $791.65 and the customer confirmed authorization for 3rd party on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property was flagged for a natural disaster from 09/XX/2017 to 10/XX/17. No damages were reported.
608796384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
374859996 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
536976297 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
663624444 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The servicer contacted the borrower inquiring on the payment, the borrower advised would pay on 05/XX/2018 via the website.  The servicer discussed automatic payments and advised of short and long term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
450939552 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/23/2018.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
356997144 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
633136644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
604989495 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
216013560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
545730832 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in on 05/XX/2018 and requested information on the loan. The agent provided the borrower with principal
                  [1] Written Dispute -  balance, the last payment received and next payment due, current interest rate, and escrow balance. The agent also provided
                  Servicer responded     the loan terms and updated the borrowers contact information. The borrower requested the payment history on the loan from within 60 days and no  12/XX/12/XX/12/2017 the borrower had sent in a request from Transunion. They are requesting that the letter provided from further communication  the servicer is accurate. The agent advised that the communications should be sent directly from servicer to Transunion not
                  from mortgagor         through the borrower. The agent responded to the request and needed to find out what they felt was being responded incorrectly.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
976619196 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in and made a payment in amount of $1500.00 and was provided with the confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
310218975 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called for account status and a request for a partial release email was submitted. Comment dated 05/XX/2016 borrower called to verify their property is not in foreclosure as they received a packet regarding foreclosure fairness.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
219476096 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
836925096 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called on 8/XX/18 to make a payment.  Borrower calls in monthly to make the mortgage payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
482493482 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower contacted the servicer to make two payments and to have the people stop taking pictures of the subject; the servicer advised the borrower of the loan being delinquent and the process prior to foreclosure.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
324387024 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
171041556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower discussed a subdivision package with the tax department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
335352916 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
311328864 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in, discussed next payment date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
902009562 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
526799196 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
184653062 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower Spanish speaking called in to make a payment.  Payment accepted and confirmation number provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
533016708 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
249350120 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in to discuss payment adjustments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
673830369 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
868633128 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
952361904 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
137912412 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
713454504 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
405617688 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in regards to regular documentation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
732306960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
130787664 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in and was provided with the privacy statement and total amount due. The borrower verified that the property is owner occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
203928396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
915143796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called in regarding question on signing loan mod docs, servicer transferred call, borrower was advised on what docs to sign and that someone will be in contact with them within 7- 10 days regarding any questions concerning perm mod docs.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
777838740 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
609289065 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2011.  The proof of claim was filed 05/XX/2011.  A prior chapter 13 bankruptcy (case# XXXXXXXXX) filed on
                                         10/XX/2008 was dismissed 06/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
371741244 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                  further communication  Borrower requesting amortization schedule.  Borrower wants to dispute modification term.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Loss Mit
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed modification terms. Servicer responded and issue appears to be resolved.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
144082344 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower called in to have agent order loan history
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
485435748 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2013.  The proof of claim was filed 03/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
342972756 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
641663232 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
526059492 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower calling to inquire about the status of the loan and advised that all claim funds have been previously released. The loan is currently due for 10/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 01/XX/2017. Property damage has been repaired as of 09/XX/2017.
289751022 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Discussed Lender placed insurance. Advised mortgagor insurance escrow status.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
301819224 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
313387464 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
449110284 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Borrower not interested in assistance call ended
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
821311344 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
381337404 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2011.  Prior BK chapter 13 case # XXX; dismissal date 07/XX/2011. .
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
378454294 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Borrower called in to discuss escrow
                  [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Written and the reason is Credit
                  Servicer responded     Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication within 60 days and no  from mortgagor.  The borrower was disputing the account status and payment rating.  The account was updated with corrected further communication  findings.
                  from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
389734044 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Borrower called in and processed the July payment. Borrower was unable to say exactly when the August payment would be paid.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
417243036 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
622500900 3       [3] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Not clear or no      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  information on         BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Not clear or no information on
                  executor/heir          executor/XX/15/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
276499356 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
213754464 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called in and a one-time payment was processed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
344732052 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2013.  A prior chapter 13 filed on 12/XX/2012 case# XXXXXXXXX. Also chapter 13 filed on 12/XX/2012 case#
                                         XXXXXXXX
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
306687276 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
629698020 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On
                                         12/XX/2018, the customer stated that they don't know when they can pay the next payment yet as they are waiting on the tenants to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
314574120 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to inquire on a recast.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
760425708 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
443762424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
805267788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
728278572 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Representative provided borrower with monthly payment amount, analyzed account sent overage ordered monthly amount, and discussed escrow overage check.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
783596436 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Contacted the borrower and she states that she made payment in the branch. The payment was for 1079.89.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
146870620 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
424490136 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Borrower wants to know if the CRM received the Recast Modification documents. Representative advised not able to view them at this time and will schedule a call back.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
479977932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
286845216 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
255857616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower called  2/XX/24/17.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
318187272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  No contact with borrower other than on 9/XX/2018 Borrower made payment over IVR
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Contact with borrower during
412844796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
527144550 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower spoke with the servicer and processed a one-time payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to hurricane noted on 09/XX/2017. No damages were reported.
365453768 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
290493756 1       [1]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Active          BORROWER CONTACT: No evidence of recent contact with the borrower.
                  insurance claim and    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  funds held by servicer REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  with indication of     FORECLOSURE: No evidence of current foreclosure activity.
                  related contractor bid BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  sufficient to cover    LITIGATION: There is no evidence of litigation on the file.
                  repairs                TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Claim funds were received on 05/XX/2018 in the amount of $10588.33 for roof damages that occurred as a result of Hurricane Irma on
                                         09/XX/2017.  The total loss amount was $15258.33.  The endorsement was approved on 08/XX/2018.  The status of repairs were not provided.  The damage repair amount is estimated at $15,258.33.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma noted on  09/XX/2017.
119452200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Provided general account information and discussed increased escrow payment and escrow shortage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
535115868 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower stated he was not comfortable discussing account and would call back.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damages.
487095084 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
982856700 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower  called to make a payment over the phone for $1563.08 on 07/XX/2018, borrower payment did not go through when tried online. Borrower also wants late charge removed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
884226168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called in to make a payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
323557641 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to update contact information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
144262272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower made payment on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
928162872 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
676689216 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
707889204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
248780448 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
150634935 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: Unable to determine current bankruptcy activity on the loan with the information provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
223145362 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
728718396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
609775608 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The
                  property; identified   homeowner called and advised can only make a partial payment. She will make payment in full on 12/XX/17  Borrower is
                  and documented         deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
955837512 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
842702784 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
341523336 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in regards to general loan information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
947600808 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
677982195 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
755517672 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Comments indicate borrower called from branch get an endorsement on claim check stating has repaired her roof.
                                         Representative advised the address and other info needed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area
706317360 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called the servicer and was provided principal balance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
591983112 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Inbound call. Provided basic information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
906937080 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
736385328 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called in and provided documentation required in order to complete Loan Modification Recast.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Servicer completed  HAMP Recast Modification 12/2017.
763864332 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/07/XX/04/2015
                  property; identified   indicated an assumption was completed for the loan.
                  and documented
671312862 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  On
                                         11/XX/2016, the customer was contacted to see if they were seeking assistance.  The customer stated that they have already gone through the modification process and was denied.  Their income and expenses have not changed and they are not willing to submit anymore documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
833246568 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
311215464 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                  [2] Property is        Associate made contact with borrower under a monthly check up call and borrower had no questions or concerns.
                  located in a FEMA      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  disaster area.         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was cited as being located in natural disaster area on 09/XX/2017; no damage reported. The loan was placed received a special forbearance as cited 09/XX/2017. Loan was cited as being modified on 01/XX/2011.
953518440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Spoke with borrower stated that he received the decline letter. Went over the decline reasons and he didn't agree with the decline reason for Fannie  Mae standard Modification Program. Borrower would like to appeal the decision but would like to wait until borrower daughter on the line. Attempted to reach out to borrower daughter per borrower request but was not available. Explained next follow up call from me will be on 01/XX/2017 and it is up to borrower to call to request the appeals. Borrower understood.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
253794618 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary dated 01/XX/2018 reflects incorrect dates, balances and payment history. The servicer responded with modified corrected findings.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No change in loan status.
903998256 3       [3] Pay History -      LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Incomplete - Missing:  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Incomplete - Missing   BORROWER CONTACT: No evidence of recent contact with the borrower.
                  09/20/2018 -           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the reason is Credit
                  11/30/2018             Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Consumer states inaccurate information. Provide or confirm completed ID and verify account information.
                  [1] Written Dispute -  Research performed in AS400.
                  Servicer responded     Findings: Portfolio type incorrect.
                  within 60 days and no  Responded to ACDV with modified corrected findings further communication  per mortgage fraud department on 12/XX/18 the identity theft claim has been denied
                  from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
906357312 3       [3] Pay History -      LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Incomplete - Missing:  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Incomplete - Missing   BORROWER CONTACT: No evidence of recent contact with the borrower.
                  09/20/2018 -           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Written and the reason is Fraud.
                  11/30/2018             The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary states borrower is disputing the account status due to identity fraud where an account was
                  [1] Written Dispute -  fraudulently opened.
                  Servicer responded     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  within 60 days and no  FORECLOSURE: No evidence of current foreclosure activity.
                  further communication  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  from mortgagor         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: no new comment file added
160345836 3       [3] Pay History -      LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Incomplete - Missing:  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Incomplete - Missing   BORROWER CONTACT: No evidence of recent contact with the borrower.
                  09/20/2018 -           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Verbal and the reason is Payment
                  11/30/2018             Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed account status.  Reviewed and found account information was accurate.  Resolved 12/XX/18.
                  [1] Verbal Dispute -   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  Servicer responded and FORECLOSURE: No evidence of current foreclosure activity.
                  appears issue is       BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  closed                 LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 12/XX/18- Borrower claimed identity fraud, researched and found claim to be denied.
360255840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called for general account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
312205068 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The loan status is current and performing. On 01/XX/2017 the borrower called to make a payment in the amount of $1023.12, the borrower stated the payment was late due to her being ill. On 04/XX/2016 the servicer called the borrower and requested payment, the borrower stated her account is current and she has a 15 day grace period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
852109020 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
962413749 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
375369792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
688651128 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
167802852 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
494031174 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called with questions on insurance. Basic insurance information and insurance pay history provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2007.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2012.  A motion for relief was filed 08/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
922195524 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The servicer called and spoke with the borrower who stated not interested in modification for this loan and only needs
                  [1] Verbal Dispute -   assistance for the 2nd loan.
                  Servicer responded and EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2015.  The dispute type is Verbal and the reason is Flood zone
                  appears issue is       dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower
                  closed                 disputing needing flood coverage as property is not located in a flood zone.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma noted on 09/XX/2017. No damage was reported.
503908356 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
562774853 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  On
                                         11/XX/2017 the borrower called in and inquired about moving funds of $691.50 that was sent in for the December payment however it was posted to the fees on the account. The agent had also spoke to the borrower about a repayment plan and borrower declined, the borrower wanted to double up on payments. The agent attempted to delete the plan, however wasn't able
                                         to. The borrower requested a revised statement after the payment was corrected.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2006.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2007 and there is no evidence of reaffirmation.  A motion for relief was filed 01/XX/2007.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
435045912 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
478704240 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Agent went over payment and increase in payment due to escrow increasing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
384196260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
552478920 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
175349832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called in about the recast modification offer and stated wanted to pursue.  The servicer advised the borrower what documents were needed to complete it.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
518512512 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Commentary states borrower called in and provided financials for review.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
332966700 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called in and requested information about the escrow account. The agent verified impound amounts and types collected and advised about the next escrow analysis due date and balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
922450872 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
695031876 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
534053168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
809947978 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
742151540 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         Borrower called to get the status of the loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
863713620 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         01/XX/2018- Borrower called in reference to 1098 being sent- rep advised soon- Borrower advised payment date for next payment 01/XX/2018- rep provide options for assistance. 03/XX/2017- Borrower called in stated making payment at branch
                                         $945.09 03/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments on 11/XX/2017 indicated the property was located in a federally declared disaster area and a letter was mailed on 11/XX/2017.
241705827 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
322540932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.  A motion for relief was filed 09/XX/2015.  Bankruptcy received: 11/XX/2012
                                         Referral received by attorney: 12/XX/2012
                                         Bankruptcy closed/XX/27/2017
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
451939152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
291188352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The customer called and made a payment in the amount of $ $1182.98.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
822667092 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Borrower expressed dissatisfaction regarding Modification/Workout Resolution. Per the borrower states this was the worst thing ever went through with the lender and states it was so bad had to get the Congressman involved. Representative apologized. Borrower does not know why received a letter stating not being reviewed for home loan assistance when never requested assistance, Modification has been completed for 4 years now.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
861795144 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
451681932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called in and servicer attempted to provide the number for HUD.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
136705296 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
333523282 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
507596880 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  The loan status is current and performing. On 05/XX/2016 the borrower called the servicer regarding payment in the amount of
                                         $1054.27 will be made at the Branch on 05/XX/2016, the borrower also stated they received a letter regarding a Modification but they are already on a permanent Modification with a rate of 2, they are going to disregard the letter.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.  Comment dated 02/XX/2013 Bankruptcy Chapter 7 Filed
                                         11/XX/2012 Discharged 02/XX/2013 Closed 02/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
508116672 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
863744364 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower had questions about the $38000 added to the end of the loan
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
548190636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower was mailed out the modification agreement.  Discussed increase in payment due to escrows.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.  A motion for relief was filed 04/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
996390682 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower requested a copy of the monthly billing statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
852488868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
506417352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
787924704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 09/XX/2008.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
160795656 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                  property; identified   05/XX/2017: borrower called servicer and verified property is owner occupied.  Borrower called to provide deceased customer
                  and documented         notification.  Borrower current at time of call, no programs/XX/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
210648933 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Notes indicate that borrower called to verify if flood insurance is included in their escrow payment. Agent advised borrower their flood insurance is not included in their escrow payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2009 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2009.  Bankruptcy closed: 9/XX/2009
                                         Notes indicate that bankruptcy is to be closed and billed with attorney and given a final bill. Reason: Discharge
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
581427336 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower stated he will make payment by 09/XX/2018.  Follow-up call to the borrower on 9/XX/2018 regarding the payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property in FEMA disaster area 09/XX/2017, damage noted
981717156 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called to make sure insurance was paid in May.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property is located in FEMA disaster area on 9/XX/2017, but no damage to property.  Borrower is current  with payments.
875349720 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called to make payment on account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property in FEMA disaster area, no evidence of damages.
716083452 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The customer was requesting two years of mortgage monthly statements in English.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2013.  The proof of claim was filed 05/XX/2013.  Chapter 7, case #XXX,  filed on 08/XX/2012 and dismissed on 09/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: This loan was part of the Horn vs XXXn class action lawsuit.

                                         This property is located in a FEMA Disaster Area due to Hurricane Irma (noted on 10/XX/2017). No property damages were reported.
610135848 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
782127024 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property was in a federal disaster area for hurricane.
623440524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
434576538 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
926344694 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
689334156 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in and was fully verified by assigned CRM. CRM provided privacy disclosure, mini Miranda and HUD #. Borrower wanted to know if we could assist her with paying 78,000 loan, CRM advised that we do not give principal reductions and that she can apply for modification but since she has $78,000 deferred, monthly payment would be higher. Borrower advised that they will look into other options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
730657620 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Discussed loan documents with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
665583660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
500899800 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
724571016 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
872170992 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
466146752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
888814332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2009 and there is no evidence of reaffirmation.  Comments dated 06/XX/2009 Chapter 7 Bankruptcy Filed on
                                         02/XX/2009 Discharged on 05/XX/2009 and Closed on 05/XX/2009.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
390873588 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                  further communication  advised borrower of last ecrow analysis ran and that the next mass analysis will reflect an escrow shortage. Agent emailed
                  from mortgagor         supervisor in regards to waiving NSF
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Disputing the negative reporting on their credit for the wrong month based on statements they received.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
193412604 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower was advised the insurance paper work was received. The new payment effective 12/XX/2018 is $681.74. The borrower advised will set up the auto draft at the branch office.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
532763426 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower stated the servicer had the wrong mortgagee clause.  They confirmed the new insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
303738456 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Per last borrower contact, borrower was contacted for payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
794490543 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Comments from 6/XX/2018 indicate borrower called in and was provided mortgage information such as principal balance, next due date, rate, and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2007.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.  Comments indicate bankruptcy discharged 3/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
498390564 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower called in and wanted to speak with CRM regarding refund.  Advised borrower that they would need to contact customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
283288668 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
897950374 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
337015140 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
525629664 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
435775620 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
128908416 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called in and was advised of the amount due on the loan. Servicer asked for a payment, borrower set up a payment for the 18th of December in the amount of $946.48.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
279658092 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to discuss account and was provided general information about tax.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
627588864 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Borrower made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
745681608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  the borrower called in and the borrower and account information was verified. Comments indicate the agent provided the total amount due and attempted to provide the HUD phone number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
681291864 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Outbound call to borrower, borrower waiting on for letter to be sent regarding decision and advised homeowner.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
574275122 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Inbound call from borrower, servicer advised of total amount due, borrower advised reason for default was short on time to get to the branch to make the payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
863194584 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.
                  closed                 Customer called to confirm if payment was received. Payment of $775.00 was made for 1/XX/2019 and the confirmation number was provided.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing credit reporting.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
301459368 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
122171112 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
254977968 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in on 9/XX/18 to make a $1538.36 payment.  Borrower was in the process of obtaining a non-HAMP modification before the Chapter 7 bankruptcy was filed on 4/XX/18.  The modification was granted and closed 8/XX/18.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2018.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2018 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
749994991 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called to inform of their commitment to make a payment on 05/XX/18 by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
519279228 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower was calling for account information. Lender disclosed principal amount, interest rate and escrow information. Loan is currently due for 10/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
811645212 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The servicer called borrower for payment collection. Borrower stated that will make a payment online. Borrower also stated that was on a special forbearance plan and that was in receipt of pre-foreclosure notices. The borrower's account was due just for that month.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to hurricane Irma noted on 12/XX/2017. No damages were reported.
930276963 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  the customer is concerned about getting calls on the account
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
719448048 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
756318706 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2013.  The proof of claim was filed 08/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
649815012 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  further communication  Received correnpondence requesting that the credit reporting for the account be corrected.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower initiated a written credit bureau dispute stating the reporting is inaccurate.  The borrower's dispute was not specific.  The account was reviewed and deemed accurate.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 03/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
720507942 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
800299752 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                  property; identified   Executor/XX/28/XX/5/XX/16/XX/28/13 and Death Cert received.
                  and documented
542243016 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The loan status is current and performing. On 10/XX/2016 the borrower called to make a payment in the amount of $209.91, the call was transferred to customer service for further assistance regarding questions about "other" fees.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
642103056 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The customer called in to request payment history from 01/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane Irma 09/XX/18/2017;
                                         however, no further mention was found.
341031780 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
434386176 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2011.  A motion for relief was filed 09/XX/2011.  Discharged bankruptcy
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
352059120 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Spoke to Borrower and provided loan terms, general information and updated contact information.  Transferred to refinance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
445155480 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
722920716 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower updated their payment information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
752669892 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
176309448 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The loan status is current and performing. On 04/XX/2017 the account was noted, Notice of Exit from Case Management: Customer decisioned and not eligible for modification. On 03/XX/2017 the servicer spoke with the borrower who stated they would work to remain current on their own, they are no longer seeking assistance. On 02/XX/2017 the borrower spoke to the servicer and expressed dissatisfaction about being declined for a Loan Modification.  On 02/XX/2017 the account was noted all required documents have been received for review.  From 12/XX/2016 through 02/XX/2017 the borrower re-applied for assistance and submitted the required documentation. On 12/XX/2016 the servicer explained to the borrower the appeal process, and went over the decline letter dated 11/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
813104628 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
910245756 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2009.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
478582137 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma in 09/2017. There is no evidence noted to suggest that the property was impacted.
436606335 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
896361312 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
435575700 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
668326308 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
757636824 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower was advised of the total amount due on the loan and did not want a modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
967232952 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
539564088 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
776609232 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Comments from 4/XX/2018 indicate borrower called in to get payment processing information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
200689854 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in and agent analyzed account and ordered monthly statement. Agent also provided NACHA disclosure, changed reserve requirement and completed analysis. Agent processed EPP and provided confirmation number
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
337714860 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
197592096 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
370901580 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
307546932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
633796380 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                  further communication  Inbound call for loan documents. Borrower requested a free form letter. Transferred to refinance department.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the reason is Fee
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments on 09/XX/2018 indicated the borrower disputed the fees. Fee waived in regards to dispute per comments on 09/XX/2018. The dispute was resolved and there was no further mention of the dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
363854400 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
805857528 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  On
                                         2/XX/2017, the borrower called in and was transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
531717228 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The customer called in requesting a review for PMI deletion. The servicer advised a letter of requirements should be received within 7-10 business days.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
634845960 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower was impacted by recent hurricane.  Discussion held about payment suspension and delinquency.  Borrower requested the special forbearance to be canceled that was set up 2 days prior.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
530647656 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Account inquiry.  Property is owner occupied.  Account verified.  Advised total amount due.  Asked for payment.  Called in reference to fees.  Borrower was toald fees would be fixed call disconnected advised was on hold a hour.  Advised not opened on the weekend.  Provided customer service number and transferred.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on
                                         01/XX/2011 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
886252714 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
591110883 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower called in and informed of their commitment to pay $924.34 on 06/XX/2017 by Home banking.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
113795448 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Promise to pay on 12/XX/2018 received
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
239594124 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2009 and there is no evidence of reaffirmation.  Comments show borrower was in bankruptcy which has since been discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
535626432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
672575458 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2012.  The proof of claim was filed 05/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
221351424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
323100708 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Borrower expressed concern about payment increase.  Servicer explained the taxes went up.  Servicer explained they do pay homeowner's insurance.  Servicer processed phone payment in the amount of $3487.64 effective 03/XX/2016.  Borrower requested the late fee be waived.  Servicer advised the borrower has exceeded the number of late fees that can be waived.  Servicer explained that late fees were waived in October, November and December 2015.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
675604852 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                  property; identified   Borrower called to discuss the increase in escrow.  Borrower is deceased and Executor/XX/05/XX/02/2011 and there is no
                  and documented         evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
847540458 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Comments show borrower called and discussed status and commitment to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
183016764 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2012 and there is no evidence of reaffirmation.  Comments from 8/XX/2012 indicate Discharged without
                                         Reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
200549748 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Phone payment set up and late fee waived due to excellent pay history during most recent contact with borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
264814032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
174700092 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
142031588 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Comments from
                                         6/XX/16 indicate discharge date updated to 6/XX/2016.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
761245380 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower made a promise to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
381097500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
948025188 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
912564828 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
691093452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
331186752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
543822384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
166073544 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called in regards to check endorsement
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
594012300 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.
                                         Representative provided borrower with name change information per borrower's request and also the name and title unit.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
688434516 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
663004692 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
646591260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Borrower made a commitment for the payment due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
511915152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Borrower was contacted 4/XX/17 to ask for a payment.  The loan is current, and borrower is not interested in any form of review.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
767352936 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/09/XX/09/2009,
                  property; identified   spouse will assume loan due to death of borrower. No date of death noted.
                  and documented
599550066 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
125819652 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
531443690 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
467933202 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
551499678 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The
                  property; identified   borrower made a payment of $895.27 by phone and servicer waived the fee.  Borrower wants to sign up for automated payments,
                  and documented         and was transferred to the Customer Service department.  Borrower is deceased and Executor/XX/05/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
692242992 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
615433728 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
347480952 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
733176612 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in to discuss the loan status.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
458416560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         11/XX/18 Borrower called re getting loss draft check endorsed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: 11/XX/18 Borrower called to get $10463.93 loss draft endorsed.  No statement or inspection reflects state of completion.  DOL not stated.
299770044 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
136482698 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         07/XX/18 Borrower called in to discuss change in hazard insurance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
199220280 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
196620668 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
831407304 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         02/XX/2016- Contacted Borrower stated home owner occupied- authorized payment for $ 1187.27 dated 02/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
764194200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower stated they were interested in a modification due to interest rate change.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
463103685 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
587784792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         12/XX/2017 Borrower called in about document received about assistance options- discussed payment history and payments -
                                         questions about credit due to mail being stolen.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
650619648 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
835515660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On
                                         06/XX/2018 the borrower called to see if a late fee was assessed for the payment processed through the IVR system. The servicer advised there is not a late fee.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
277798836 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
187832426 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower was returning call. Representative advised that there is an amount due on the account and that as long as there is an amount due we will have to call to collect. Borrower disconnected call.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
876079428 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
967862700 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
371361396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
397940760 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         02/XX/2017: servicer spoke with borrower whom confirmed property is owner occupied.  Borrower called to inquire about options to modify loan due to payment increase.  Servicer advised borrower to call back with financial information so that a financial package could be sent out and loan referred to CRM for workout options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
896871108 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower called in requesting payoff, payoff demand processed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
180973798 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The
                  property; identified   borrower made updates to their address on file.  Borrower is deceased and Executor/XX/27/2011.  The chapter is Chapter 7.
                  and documented         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
695541672 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in with a tax question and advised that a payment was made at the branch that day.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2018.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2018 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
934526040 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
728538468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
589424136 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
304479092 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.
816743172 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
472702725 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
498630468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Agent discussed payment adjustments, posting information and principal curtailments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
861623829 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
535795596 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         07/XX/16 call out to borrower to discuss loan status.  Borrower documented a promise to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
345911580 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
732046788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
868313166 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
747870732 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2009 and there is no evidence of reaffirmation.  A motion for relief was filed 05/XX/2009.  Bankruptcy was discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
163404612 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         05/XX/2017- Borrower called in home owner occupied- rep discussed short and long term options and payment options- borrower stated delinquent due to oversight with traveling- rep discussed payment process and how applied to loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
445851588 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
243162696 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
203718480 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called in to make payment during most recent contact.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
224480172 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
629874804 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
458056704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
103378632 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
339624096 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Borrower made a payment in the amount of $1358.36 effective 03/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
410285820 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Servcier called the borrower and requested a payment. Borrower was advised of the total amount due and of short term and long term options. Borrower scheduled payment and declined confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA disaster noted 9/XX/2017.
369072312 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
528294320 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Authorized 3rd Party was contacted 9/XX/17 as she is assisting the borrowers with the mod application.  She was advised the review was closed because the lender did not receive the required documents.  ATP requested a new package that will be completed and submitted.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
542812788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called and stated received a letter requesting a copy of the flood policy. The borrower stated does not need flood insurance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
303387864 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
816167352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The customer called due to a letter stating that the payments increased and the escrow reduced, and was told that assistance is available if needed
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
111965196 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called to inform of their commitment to pay by phone on 02/XX/18.  Workout options discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
339913980 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in and the agent verified that the August payment funds were moved.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
473820396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
458666460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Most recent contact to discuss escrow payment amount; borrower made phone payment during call.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
161315448 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Called the borrower promised to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
159484050 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Inbound call from borrower, borrower expressed dissatisfaction regarding fee(s),  upset about the late fee waiver and wanted it to be waived for October, servicer let borrower know that it was waived for September and the late fee waiver has been met, Borrower trying to get the late fee removed had hurricane damage and was out of work, borrower stated will be making payment. No further comments relating to any damages noted.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma in 09/2017.
314587416 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Borrower called in with questions about recast. Borrower was transferred for assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
100589748 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
955967460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
408756432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
998340504 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
338434572 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The payment posting information was discussed with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
992622792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Borrower called in and made a promise to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
343005696 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
997200271 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called in and servicer provided the unpaid principal balance and non-interest bearing principal on both loans.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
274680084 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
826274712 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
106407420 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
792043056 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called in to request tax form be reprinted and advised of time frame to received the papers.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
482177052 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called 2/XX/18 to make a payment of $1,100. by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
264623535 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 11.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
943152588 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower was advised of total amount due and other account information. Borrower had sent in third party authorization to speak with 3rd party.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
712958697 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
608016696 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  The borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2008 and there is no evidence of reaffirmation.  A motion for relief was filed 08/XX/2008.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
659997974 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
983763208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
231290748 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
309396192 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called for general account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2012.  Prior chapter 13 filed on 4/XX/2011 case# XXXXXXXXXX dismissed on 5/XX/2011 and case# XXXXXXX filed on 5/XX/2011- dismissed on 6/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
857365704 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                  further communication  Borrower gave promise to pay during most recent contact
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Billing
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  6/XX/18 commentary indicates account status dispute researched and there were no findings to resolve.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
665106952 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called in to ask if there was a way to skip a couple of payments or have them deferred.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
915163392 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2008 and there is no evidence of reaffirmation.  A motion for relief was filed 02/XX/2008.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: 01/XX/2019- No contact was made within the review period. The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on 9/XX/2017.
278064376 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
900039840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Notes indicate that borrower called to get general account information. Agent advised borrower of information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                         ADDITIONAL INFORMATION: NA
129048360 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         7/XX/17 the Borrower called in and expressed concern regarding payment, that he had had difficulty making an online payment
                                         7/XX/17, and that he may have received a late fee.  Lender explained still in grace and there was none.  Borrower made a payment by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
154624536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
906997056 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
995160192 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2010 and there is no evidence of reaffirmation.  Comment dated 02/XX/2010 Bankruptcy Chapter 7 Filed
                                         10/XX/2009 Discharged 02/XX/2010 and Closed 02/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
252689892 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
354468156 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Provided principal balance information. Payment received and next due date and interest rate provided along with escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
227544482 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.
                                         11/XX/2015 -Contacted Borrower had questions about options to assist -delinquent due to being unemployed rep advised can apply for assistance. 11/XX/2015 Borrower called in- home is owner occupied- called in to confirm rate will be changing rep advised yes- discussed what happens to incentive id applies for different agreement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
530247816 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
357785688 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The customer called in to update contact information and confirm monthly payment was received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
203091876 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
302718864 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
741141742 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
683806368 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The loan status is delinquent 30 days due for 09/XX/2018 payment. On 05/XX/2018 the servicer contacted the borrower regarding payment, the borrower stated he made a payment on 05/XX/2018 and requested to remove his work phone number, the servicer advised the borrower of short and long term assistance options. On 02/XX/2018, 04/XX/2018 and 05/XX/2018 the borrower spoke with the servicer regarding payments and bringing the account current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comment dated 12/XX/2017 FEMA Disaster- (Hurricane Irma) FRR remove FEMA hold due to no damage and no adverse action to borrower.
110675712 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called to make payment in the amount of $1869.89.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
115683708 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                  further communication  Borrower called to get information on the type of modification currently have.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2016.  The dispute type is Written and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Dispute Present/XX/Payment history profile payment
                                         Verify payment history, profile account status, and payment rating
                                         Research performed in AS400
                                         Submitted Aud to update account type
                                         follow up sent to own department
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
582726816 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
373190664 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
651729204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         7/XX/18 Borrower called in to document a promise to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
549000178 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
554164578 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
579576816 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The borrower called in advised the borrower permanent mod documents have not been received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 01/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
939186072 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
992073012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
372061116 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
451129476 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
311168880 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower called in to have payment $199.12 processed over the phone. Agent updated RFD and provided confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
183692652 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
452788812 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         During most recent contact, borrower was advised loan is in normal servicing and can make payments online; modification completed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
780647616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Inbound call, spoke with borrower.  Verified. Property is owner occupied. provided mini Miranda, privacy statement, HUD#.
                                         Received email that mail is undeliverable. Confirmed mailing address. Also confirmed principal balance. Advised long and short term.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
675099852 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On
                                         02/XX/18 borrower called and was advised loan current and advised of long and short term assistance if needed and was transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
916753152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         07/XX/2018- Borrower called in home owner occupied- rep advised of long and short term options- transferred to service for document request.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
105997584 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
533803218 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
992760288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower called in with questions regarding fees due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
252179088 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Borrower called in see if the late fee was waived.  A payment was processed in the amount of $54.00.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
920611608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The
                                         Pay Plan draft was cancelled.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
942085782 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                  property; identified   Last contact with the borrower processed easy pay payment. Discussed borrowers account and ordered monthly statement.
                  and documented         Borrower is deceased and Executor/XX/24/XX/30/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number
                                         XX-XXXXX.  The most recent bankruptcy status is closed.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
840753564 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
764574048 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The servicer attempted to update financials, advised of payment options, made payment arrangement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2012.  Comments reference 2 prior bankruptcies: chapter 13 (case# XXXXXXX) filed on 02/XX/2011 was dismissed 03/XX/2011 and chapter 13 (case# XXXXXXXXXX) filed on 07/XX/2011 was dismissed 08/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
874100220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The customer initiated an electronic reversal on the account. Ultimately, the servicer reversed payment IAO $1160.20 on
                                         07/XX/16.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The loan was flagged for a natural disaster from 09/XX/17 to 10/XX/17. No damages reported.
475139868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
986115396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
202691892 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/06/2014.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
251819626 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower called expressing dissatisfaction regarding collections. Rep. documented concern. Borrower stated was told no late fee if debit or credit card. Rep. updated account and explained process. Borrower offered payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
529258212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
469092288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
661107752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
754499070 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
141713292 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: There was a fraudulent check and letter was received by the borrower.  Servicer confirmed it was phishing/fraudulent and should not be responded to.  This is not fraud on the loan itself.
589744008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         09/XX/18 borrower called in to advise that payment was made at their local bank branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
991013436 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
973370496 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         09/XX/2018: borrower called servicer; confirmed property is owner occupied and scheduled a payment in the amount of $3242.51 for 09/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
531537300 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Borrower called in with questions regarding the modification information packet received in the mail.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
848180592 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
310758921 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
317103108 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Spoke with borrower provided principal balance information, Advise payment received, current interest rate and next due date provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
403398576 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Borrower verified property is owner occupied and stated made first payment on trial. The borrower also stated had received a notice regarding foreclosure process. The servicing agent discussed the trial period plan and the importance of compliance.
                                         The agent also advised the borrower that foreclosure process on hold pending completion of modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
353148684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
424060308 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                  further communication  Borrower issued a credit reporting dispute. After research it was the determination that SOR matches ACDV-Loan is in
                  from mortgagor         litigation per override screen Account information is accurate as of date reported.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower is disputing the account information reported is not accurate due to the account being in bankruptcy.  The account was reviewed on 09/XX/2016 and the account was updated.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.  Bankruptcy closed: 05/XX/2015
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
759066252 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called in a payment and requested a loan history so was transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (09/XX/2017 Hurricane Irma); no damage reported.
345035493 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
905363784 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower returning missed call. Servicer advised that the reason for the call was for August payment. Borrower made payment for August and set up draft for September payment to bring account up to date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
452394756 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
835785552 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is Chapter 11.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
896781144 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Borrower called to make a payment over the phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
114444204 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property is located in a natural disaster area.  No property damage was reported.
951709164 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
278564276 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
859426092 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
784336140 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
633756396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Most recent contact regarding escrow concerns.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
835995468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  On
                                         1/XX/2017 Borrower called to inquire when the next escrow analysis will be.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
735435708 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damages.
157956792 2       [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  requested within the   PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         9/XX/18 Borrower called in and general payoff process was reviewed and general information given.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Updated File Review-1/XX/2019-Updated Recent Comment, and any other pertinent file information the notes reflect from the servicer.
589691025 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower said they will be sending in the modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
542978280 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Borrower called to confirm receipt of payment during most recent contact.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
139484184 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called regarding fees on statement. Agent advised that fees in question are from when borrower was in foreclosure in 2013 and that it was an inspection fee. Borrower advised they would call back to request that fee be waived.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damages.
862005060 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
673330560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called regarding recast.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
491763216 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
325219860 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower made a payment by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.
577598868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
432087096 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
196280371 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Commentary states borrower called into the business partner queue with an inquiry.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
297440976 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2015.  Previous chapter 13 filed 01/XX/15 case# XXXXXXXX dismissed 04/XX/15
                                         Previous chapter 13 filed 05/XX/12 case# XXXXXXXXX dismissed 06/XX/12
                                         Previous chapter 7 filed 12/XX/11 case# XXXXXXX dismissed 01/XX/12
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
147870420 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
834646008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
120021972 1       [1]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The
                  insurance claim and    servicer processed a payment and provided a confirmation number and NACHA disclosure.
                  funds held by servicer EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  with indication of     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  related contractor bid FORECLOSURE: No evidence of current foreclosure activity.
                  sufficient to cover    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  repairs                LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 10/XX/2017 due to Hurricane Irma.  The borrower called in for the status of the check and was advised it was received and returned. The borrower requested an inspection on 12/XX/2017 and on 01/XX/2018 the commentary states the inspection was pending assignment due to the inspector not being local.  No inspection results were noted.  The details of the damage and claim and the status of repairs were not provided.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
147121128 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  On
                                         5/XX/2016 borrower called in to make a payment by phone for $1248.57 on 5/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
148670508 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
893242560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
650939520 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
395380458 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Inbound call from borrower, borrower called and sevicer advised borrower of the past due balance, no setup of payment was made.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
412883484 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
370181868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
595171836 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
501699640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
684323108 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                  further communication  Borrower was contacted 9/XX/18 to request additional documents for the mod application.  There were also several requests
                  from mortgagor         for document explanations from the borrower.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed their credit reporting, modified corrected findings were sent.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
365823612 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
320931576 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Inbound call. Processed payment. Advised of amount due, credit reporting and late charges continue.  1042
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The comments on 09/XX/2017 indicated the property was located in the FEMA zone for Hurricane Irma.
                                         No sign of damages.
553868364 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On
                                         7/XX/2018 Borrower accepted a promise to pay $1167.46. On 6/XX/2018 Servicer confirmed received the executed final modification documents and they were in process of being reviewed,
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
491483328 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called promised to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
278494290 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/01/XX/23/15
                  property; identified   indicates primary borrower is deceased.
                  and documented
831077436 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower was annoyed about having to answer all the verification questions.  Borrower made a promise to pay in the amount of
                                         $717.65 effective 07/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2018.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.  Previous bankruptcy, chapter 7, case number XX-XXXXX.
                                         Discharged 11/XX/2009.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
537105072 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                                         borrower called expressed concern and dissatifaction his loan modification was denied and can not get assistance to lower mortgage payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
309626100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
718972296 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower stated will make a payment on 04/XX/16.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
397640880 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Ordered loan history and provided general information for borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
543012708 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
236415396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Inbound call, spoke with borrower. Verified. Property is owner occupied. Provided mini Miranda, privacy statement. Discussed the status of account. Borrower wanted to know about MOD signed in 2013, informed next set rate and payment. Wanted to know if there are additional options. Informed borrower we would need to review the account for additional assistance. Account is current and due for Nov 1.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
107297064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
896121408 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                  property; identified   Discussed workout options with borrower.  Borrower is deceased and Executor/XX/08/2015.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
182067144 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
219696052 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
941533236 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Borrower made payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
804367824 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
631023770 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
936085416 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The customer was contacted and made a promise to pay and late fees were waived.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
453398568 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Comments indicate last borrower contact on 10/XX/8 borrower inquired for loan information on principal balance, current rate, and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
879717972 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
480251976 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower made a payment in the amount of $2405.92 effective 01/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
548790396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called advised upset that fees can't be waived and disconnected the call.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
312035136 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The further communication  customer called in to discuss a payment reversal and inquire on general information regarding the account.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The customer disputed that inaccurate information was on the account. A dispute was mentioned regarding bankruptcy fees and property inspection fees posted.(dated 12/XX/2016) The servicer researched payment history along with the account profile and it appeared no error existed.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: loan is in active modification.
294150582 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
165583740 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called 9/XX/17 expressing dissatisfaction with the way the modification/XX/declined.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
236285448 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Last contact with the borrower confirmed property is owner occupied and gave the total amount due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
111855243 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
989260428 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower made payment $2,038.41, discussed options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
464683527 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Inbound call from borrower, borrower paid by phone payment in the amount of $900.00 effective 01/XX/2017, borrower also advised about correspondence about documents were not received and not notarize for mod, servicer stated that they received everything needed and apologized for the correspondence.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
262095120 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
740641842 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2009 and there is no evidence of reaffirmation.  Comments show loan was in bankruptcy and has since been discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
306307428 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
318962364 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
570822912 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
264344220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Discuss status of loan
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
561575280 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
824667012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Processed phone payment in amount 2028.71 effective 12/XX/18. Advised long nd short options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
443792412 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Borrower called in completed pay by phone for $1042.84
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
990450945 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrowers will send the recast documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
928538436 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower returned our call, transferred to zero coupon.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
335646432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Inquiry received from borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
292882800 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower called to inquire about loan status and made a commitment to pay $965.05 on 11/XX/17. Servicer verified account information and the borrower verified property is owner occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.  A motion for relief was filed 12/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
363294624 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Discuss loan status
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
269622108 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
599520096 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area noted on 09/XX/2017. No damages were reported.
170301852 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
725949504 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
340833612 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The representative provided monthly the payment amount, updated the contact information, discussed the payment posting information and next payment due, and provided the loan history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
667193016 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                  property; identified   Executor/XX/01/XX/16/XX/25/XX/18/XX/28/XX/16/XX/01/2011.
                  and documented
340153884 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Comments show borrower called regarding status of loan and payments. The borrower scheduled a payment and requested copy of prior Modification be faxed and mailed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
866403300 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         01/XX/2018 -- Borrower called - verified all account information - requested payment from borrower - discussed options
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
213464580 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
694741992 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
169332240 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
577576896 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
924090216 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
148380624 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         There was an outbound call to inform about he payment received on 09/07 was short and not enough to cover for the full payment. The customer advised he had sent the difference on a later day to take care of the full payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Unable to determine if deceased spouse was included on the mortgage note.
266189352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
697300968 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
594202224 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The further communication  borrower called in to request a verbal payoff and was provided overall account information.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower initiated a dispute on 07/XX/2018 regarding the payment rating and account history.  The review of the account reflected the account was incorrect and corrected findings were updated on 07/XX/2018.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The borrower was claiming identity fraud stating the account was fraudulently opened. The fraud department determined on 08/XX/2017 the account was not fraud and the claim was denied on 01/XX/2018.
511918803 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called in regarding the permanent modification agreement.  The servicer advised the original has to be mailed in.
                                         The borrower confirmed the documents were send overnight that morning.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane Irma noted on 09/XX/2017. No damages were reported.
413748621 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
537336261 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
695880796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
253218672 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
430307808 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower call to confirm payment amount and date due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
666586656 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
118432608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
641391696 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
576082386 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower was sent a rate change notice.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
172011168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Comments show borrower called from branch requesting recast address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.  Comments show loan was in bankruptcy and has since been discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
755034489 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
926829120 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
359616096 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
995250465 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Notes indicate that borrower called to discuss the modification terms. Agent advised borrower of terms.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
280713846 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
948400488 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  On
                                         10/XX/2016 Borrower called in to obtain insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
718522476 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called to explain past due payment.  Borrower stated payment would be made by 9/XX/2017 on the web.  Payment late due to natural disaster.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
837684792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
713928601 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
201549843 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
560765604 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower authorized change of insurance carrier and requested the insurance department fax number to send in new policy. The agent provided insurance payment history and basic loan information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
752769888 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower had questions regarding increase in payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
346871196 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower inquiry in regards to the next payment due date and amount.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 11.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
813364524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
892952676 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
927099012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
583311663 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Called Borrower and advised that an update to insurance was received and the policy is set to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
123390624 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  There is a "BNKRPT" comment section, but no details about a bankruptcy were found
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
381131883 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
510525708 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
618018192 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
384955956 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
501079488 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
976152375 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On
                  [2] Property is        7/XX/2018, the servicer and borrower spoke about the interest rate to 3.625% and the monthly statement will reflect the new
                  located in a FEMA      payment.
                  disaster area.         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
526649256 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called to discuss dissatisfaction regarding payment and billing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
421091496 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Provided borrower with information on the tax bill that was paid.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
624600060 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower decline assistance for a workout and requested for forbearance to be canceled out.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
531037500 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The
                  property; identified   borrower called in to set up a payment online and wanted to have a late fee removed.  The servicer advised wasn't charged
                  and documented         with a late fee if can make the payment by phone and cancel the online payment.  Borrower is deceased and
                                         Executor/XX/09/2015.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
150489780 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
597520472 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                  property; identified   Borrower called in. Regular documentation.  Borrower is deceased and Executor/XX/07/XX/23/XX/13/2009 and there is no
                  and documented         evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
969372096 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
252049140 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Borrower called with questions about escrow.  Monthly statement was ordered and reserve requirement was changed.  Analysis was completed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
368622492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower was advised of total amount due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
277888800 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         There has been no substantive contact with the Borrower during the Review Period.  The last contact call was an incoming call from the Borrower to obtain account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
205207884 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower  called in to make a promise to pay
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
510865572 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: A third party, branch representative, called on 12/XX/18 to request a property claims check for
                                         $7927.37 be endorsed.  Specific damages were not noted.
488754420 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower returned call 2/XX/18, and paid $728.97 by phone.  She was asking about the new mod mortgage statement for Feb.
                                         She was advised she would be getting statements starting next month.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
705508870 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The further communication  borrower called in to confirm the payment was received and discussed the posting information.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2016.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower initiated a dispute on 02/XX/2016 regarding the account status and payment rating.  The account was updated and a new payment history was provided.  The borrower continued to dispute the account and on 06/XX/2016 additional adjustments were made.  The borrower continued to dispute the account and on 11/XX/2016 the account was reviewed and deemed correct.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
677988696 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
497400960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
984486048 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose
                  property; identified   of property; identified and documented.  The date of death is unknown.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The borrower called regards to letters he received regarding the property. The borrower advised that he wants the property and wants his letters to go to his attorney because he does not understand the letters.
632374704 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/02/2010.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
729917916 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Borrower called in to set up ACH because she wasn't able to do it online.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
194840514 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower contacted the servicer - comments only reflect "regular documentation" as the conversation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2010.  Prior Chapter 7 filed 02/XX/2010 case # XXX MFR granted 03/XX/2010
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
357008584 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Spoke with borrower . Verified. Provided mini Miranda, privacy disclosure. Called to state made Ist mod payment and sent it with permanent Mod docs. After researching the loan, payment posted as principal balance on 12/XX/18, called payment research to have payment reversed from principal balance and applied a January payment.Borrower will be mailing the February payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
477908760 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
573635250 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  On
                                         3/XX/2017 spoke to borrower about dissatisfaction with with account. Borrower stated trying for years to get information corrected. Borrower made a phone payment of $911.70 effective 3/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
694452108 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The
                                         representative advised the borrower that the account is current and that payment has been posted.   The representative told
                                         the borrower that no payment has been taken out of their account.  The borrower will call back Monday.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
657108552 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
384146280 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
960755544 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Borrower was dissatisfied because the payment the borrower made was posted to principal.  Servicer put in a request to have the funds moved toward payments.  Late fee was waived.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
764654016 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
409496136 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/11/2010.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
903308532 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                  [2] Property is        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  located in a FEMA      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  disaster area.         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 01/XX/2019- No contact was made within the review period.   Florida Hurricane Irma (DR-4337).
                                         Incident period: September 04, 2017 to October 18, 2017. Major Disaster Declaration declared on September 10, 2017.
149510092 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
291503352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in about recast advised of 5k incentive borrower stated will sign date and send documents back.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
916683180 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
176929200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
861505260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
690823560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called in to request branch endorsement for insurance claim check for roof repair.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
296810316 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
866653200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Comments show borrower called regarding loss draft claim.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
963784332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
202668900 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower scheduled a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
748390524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Borrower made a promise to pay in the amount of $222.47 effective 02/XX/2016.  Borrower made another promise to pay in the amount of $212.07 on 03/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
189774060 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower made a  payment by web in the amount of $1087.60 and also made a phone payment in the amount of $1244.60 effective
                                         02/XX/18.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
921411288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         09/XX/16 borrower called about interest rate adjustment and will not be able to make payments beginning in January; 08/XX/17 borrower called in checking status; 02/XX/18 borrower called in requesting inspection;
                                         No phone conversations since then with borrowers or authorized 3rd party;
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
533216673 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                  [1] Mortgagor Deceased Borrower called in and made a payment.  Borrower is deceased and Executor/XX/15/XX/29/2016.  The dispute type is Verbal and
                  - Executor/Heir exists the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is
                  to dispose of          closed.  Perm-Mod term dispute
                  property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  [1] Verbal Dispute -   LITIGATION: There is no evidence of litigation on the file.
                  Servicer responded and TITLE ISSUES: There is no evidence of title issues.
                  appears issue is       PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status
                  closed                 is owner occupied.
                                         ADDITIONAL INFORMATION: NA
627907203 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower made a payment and the fee was waived.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
520291800 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 12/XX/2009.  Chapter 13 Bankruptcy Filed on 11/XX/2009 Dismissed on 12/XX/2009 Closed on 02/XX/2010
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
935635596 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  On
                                         10/XX/2015, the customer was advised of modification terms of 2011 and the customer asked for a payoff.  The call was then transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
128268672 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The
                  property; identified   servicer discussed fees and to updated the borrower's phone number.  Borrower is deceased and Executor/XX/22/2017.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
976219356 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
332373512 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
327179076 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2009.  A motion for relief was filed 05/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
866533248 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
128658516 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
816633216 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower updated contact information
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
728508480 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called to inquire regarding account Lender gave borrower account info including principal balance, next due date, interest rate and escrow balance. Loan is due for 10/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
722871084 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
912914688 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
892260765 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
236435388 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower committed to pay $825.24 at the branch 09/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
856364355 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
590413740 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On
                                         6/XX/2018, the borrower stated that nothing is changed from the last evaluation.  There was also discussion of possible re-
                                         application and reminded them of CIC requirements.  The borrower had no questions at that time and intends to keep the property.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
371395706 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
146394144 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in regarding about how much square footage in property as the borrower was asked for this information from the city inspector for borrower to obtain a permit to do work at the home. Servicer advised they could give the square footage from an appraisal found from 2006. Servicer provided it and then wanted to know how to get a copy of Perm Mod docs.
                                         Servicer advised they had already mailed out the perm mod docs back in MAy and June of 2018, borrower stated would go after work to look for them at home, didn't realize it. Borrower advised will be making payment on 08/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA comments noted on 9/XX/2017, however; there was no evidence of any outstanding property damage on file.
646611252 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         During most recent contact, borrower advised that payment had already been made and agent advised that funds were applied to escrow and had funds reapplied toward monthly payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
738394524 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The
                  property; identified   customer called and was given the past due amount. The customer stated that they are not happy about the pending resolution.
                  and documented         Borrower is deceased and Executor/XX/24/XX/24/2015.
499030308 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
722717721 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
481937148 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower promised to pay in branch bringing account current. Servicer discussed long and short term options available.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
647640840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower discussed payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
735862798 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
449919960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower called in to update their mailing address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
823850328 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The authorized signer on the account called in to inquire about regular loan documentation and stated was interested in a refinance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
432576900 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
822275512 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
111275472 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Comments show borrower called in asking to update ach information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.  Comments show the borrower was in bankruptcy but has since been released.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
943712364 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
130387824 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
995961456 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
206748642 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Borrower called in to customer service and agent provided general information
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
654914502 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
337426254 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2015.
                                         Last contact with the borrower they stated will make payment 06/XX/2015 via drop off at branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
858836328 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  closed                 09/XX/2018: borrower verified property is tenant occupied.  Servicer offered short/XX/10/2018.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Customer requests to speak with a supervisor to dispute possible late credit reporting. She was unable to scramble and cover the pay by phone she had set up with us  due in part to the holiday. She also advised that Citibank promised her the payment would clear anyway  but it was return.  Servicer provided the fax # in the event servicer provided a letter admitting to bank error of their own.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
526549296 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
612875484 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
388824408 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
310665684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Commitment for TAD- Inbound call, spoke with borrower. Verified, Property  is owner occupied. Borrower called to get mailing address to send payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
209426196 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
936845112 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
394981944 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Inbound call from borrower, set up payment by phone in the amount of $601.59 effective 08/XX/2018. Servicer mention loss mitigation options, no indication borrower was interested in loss mitigation at this time.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
836425296 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
823210584 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
519062292 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2012.  The proof of claim was filed 02/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
705437712 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
846740618 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Borrower was advised of an increase in escrow payments and discussed escrow shortage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
171491376 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
231837228 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
541223424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower updated their address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
987214956 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
766586652 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called about escrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
929777013 2       [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  requested within the   PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  last 60 days           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Retouch Review - Note from 11/XX/2018 reflects tax paid by CoreLogic.  Note from 10/XX/2018 reflects borrower made request to have a late fee waived.  Servicer waived late fee due to good payment history and for client satisfaction.  Servicer reapplied that paid fee to principal instead.
969552024 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
965313720 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Inbound call, spoke with borrower. Verified, Property is owner occupied. Provided privacy statement, Tad.Processed payment.
                                         Explained short and long term assistance. The borrower wanted to make sure insurance paid- not due until next year.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
304308228 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         02/XX/2018 Borrower called in in reference to no statement received rep verified mailing address- borrower request to be placed back on paper statements. 10/XX/2017- Contacted Borrower- home is tenant  occupied- no assistance needed at the time.03/XX/2017- Welcome Call Completed. 05/XX/2016- Contacted borrower confirmed possible assistance needed. borrower stated provided docs via fed ex- rep advised will take time to upload- borrower declined to set promise date for payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
700499688 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                  [2] Property is        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  located in a FEMA      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  disaster area.         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: The servicer has not been attempting to contact the customer as the account has been performing for the past 36 months. natual disaster flagged on the account from 09/XX/17 to 10/XX/17. No damages were reported.***1/XX/19 loan is in active modification.
824000268 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         Borrower called due to his credit and the impact that fraud may have on his credit. Also showed interest in refinancing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
542362968 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
688231170 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
929408088 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called to discuss the escrow shortage. The agent changed the reserve requirement and completed the analysis.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
396821208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
373560516 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
167922804 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower called in and was provided fax number to insurance department
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
476669256 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to discuss their escrow account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
400599696 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
378648480 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
741723192 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/13/XX/11/XX/07/2011
                  property; identified   and there is no evidence of reaffirmation.
                  and documented         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
325849608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
513714432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
365843604 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/12/2007.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
782276964 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower stated will make payment in the amount of  $901.25 on 01/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property in FEMA disaster area 09/XX/2017, no evidence of damages.
395284188 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
874719972 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
613884348 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Borrower called in to express dissatisfaction regarding collections. Agent documented complaint and provided case id #
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
773820348 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
214973976 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in and processed a phone payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
921557835 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On
                                         05/XX/18 borrower advised will make a payment at the branch on 05/10.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
683756388 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
817212984 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Last contact with the borrower they wanted the principal balance, payment information and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
966563220 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                  [1] Mortgagor Deceased Comments show borrower called to check status of loan and payment. Servicer also provided escrow information.  Borrower is
                  - Executor/Heir exists deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                  to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
872055554 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called to notify the bank that he sent in the modification documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
160287936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
575079876 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
909226164 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
898130338 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
137295060 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
930217764 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
668476278 2       [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  requested within the   PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Verbal payoff demand requested.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
972680772 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in to discuss payment posting information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
475339788 2       [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  requested within the   PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On
                                         10/XX/2018, the borrower called to request a copy of the modification agreement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 11.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
362485500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         02/XX/2017: Borrower called servicer, verified home is owner occupied.  Servicer attempted to provide HUD phone # and applicable WA phone #'s per WA House Bill 1362.  Borrower expressed dissatisfaction regarding escrow.  Servicer escalated to appropriate department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
734426551 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
607648446 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
715123836 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
391843200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
336966300 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
696100752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
362963700 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Borrower called in to inform of commitment to pay and date was given.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is locate din a FEMA declared disaster area due to Hurricane Harvey in 08/2017. There is no evidence noted to suggest that the property was impacted.
792212988 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called to inform that a payment would be made sometime next week, but did not provide a date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
652258992 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
318002748 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower requested to speak with the property claims department regarding loss draft procedures; call was transferred to proper department, no further comments noted. No property damages noted on account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
704471820 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
738594444 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The
                  property; identified   borrower called in to make a payment and was provided a confirmation number.  Borrower is deceased and
                  and documented         Executor/XX/29/XX/16/2019-Updated Recent Comment, and any other pertinent file information the notes reflect from the servicer.
961075416 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
190293852 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                  further communication  Borrower called to request review for P MI removal from account.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Written and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicate payment dispute but it is dispute over PMI.  Borrower wants account reviewed to remove
                                         PMI.  Review completed and letter sent to borrower 2/XX/2018.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
706267380 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.  Previous chapter 7 filed 10/XX/13 case# XXX discharged
                                         03/XX/14.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
603679240 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
564484116 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
274480164 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
222401004 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                  [1] Mortgagor Deceased Borrower called about fees on account and was transferred to customer service for fees due summary.  Borrower is deceased
                  - Executor/Heir exists and Executor/XX/15/2012.
                  to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
422307765 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
345141888 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
807996672 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
844791948 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         Borrower advised of next due date and provided the payment amount.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
756669732 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         08/XX/2016- Contact Borrower for missing documentation tax  and letter of explanation for income.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
112817432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
567243012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
651639240 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
615788415 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                  further communication  Borrower called to inform of their commitment to make a payment via the online website on 09/XX/16.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the reason is
                                         Validation of Account Information.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Correspondence was received for a validation of account information; specific dispute not indicated.  A letter requesting more information was sent.  No further follow up from the borrower on the matter.  Previous dispute during review period resulted in no findings and also had no further follow up from the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
633306576 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called to inform that they sent a payment in the amount of $1127.56 on 12/XX/2017 by regular mail.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
349560120 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
202569478 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
684925920 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
388944360 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
150849824 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
213068691 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
543151348 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
679618044 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                  closed                 Notes indicate that borrower called in asking bout the Non Interest bearing principal. Agent sent sharepoint modification.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Verbal and the reason is Loss Mit
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Notes indicate that borrower made a Modification term dispute inquiry. Agent pulled the clarity commitment to verify the deferred amount which would be due at the end of the loan term. Agent advised that program doesn't accrue interest and needs to be paid when the loan is paid off, interest transferred or refinanced
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 11/XX/2012.  A motion for relief was filed 11/XX/2012.  Bankruptcy received: 9/XX/2012
                                         Bankruptcy closed-Reason: Dismissed-11/XX/2012
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
404278224 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
491290866 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower called for basic year end statement information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.  Previous chapter 13 filed 05/XX/08 case# XXX dismissed
                                         06/XX/08.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
412544916 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
895541640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
451249732 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
815873523 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
580057884 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
817346498 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The
                  property; identified   borrower talked to the servicer and made a payment.  The servicer provided FDCPA and NACHA disclosure.  Borrower is deceased
                  and documented         and Executor/XX/02/XX/11/XX/19/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
608309163 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
809466084 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower called in and was advised of total amount due and mini Miranda. Borrower stated that she made payment on 1-15-18 but was still showing as pending. Agent called payment and reprocessed payment and read EPP.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
803348532 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
321061524 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
742595733 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called to have a late fee waived. The agent removed the late charge of $63.56.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
769152216 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Commentary indicates last borrower contact borrower called in regarding questions on escrow payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
819562044 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
560355768 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called in and had general account questions.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
707098552 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Spoke with borrower who is responding to email regarding incorrect mailing address. Customer verified correct mailing address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA disaster 9/XX/2017.
292392996 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.  There is  only a single line entry in comments on 08/XX/2014 providing only the case number XX-
                                         XXXXX. This is the last Bankruptcy comment. Not sure if additional comments concerning Bankruptcy status is missing.
                                         Additional Bankruptcies-  Case # XXX Chapter 7 dismissed on 09/XX/2011 Case# XXX Chapter 13 filed on 03/XX/2011 and dismissed on 03/XX/2011,  Case# XXX Chapter 13 filed on 01/XX/2011 and dismissed on 1/XX/2011 for failure to file schedules.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
779468088 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called citing when sending in additional principal it's being applied to the following month's interest.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
890591846 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Borrower made a promise to pay in the amount of $1899.00 effective 09/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
419841996 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Commentary states borrower called in to advise of payment commitment. Borrower also has recast questions and was transferred to the appropriate department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
420481740 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Spoke with borrower, customer stated that he made for July payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
859216176 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
611805180 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Outbound call to borrower, servicer explained to borrower past due payment, borrower stated did not have the funds and doesn't know when the payment will be paid.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
585535692 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
423970344 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
913697224 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower advised that they needed assistance making payments. Borrower was advised of short term and long terms options that
                  [1] Written Dispute -  they may qualify for.
                  Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Account within 60 days and no  status.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication further communication  from mortgagor.  Dispute was received on 08/XX/2018 for account status, which would include payment rating and account
                  from mortgagor         history.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
577376904 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called on 03/XX/2018 advising they would make a payment on 03/XX/2018. The servicer provided both short and long term assistance options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
566593272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower verified their information and discussed a payment draft issue. The borrower made a payment of $912.19 over the phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
271441380 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         01/XX/2018- Borrower called in property is owner occupied- wanted to add wife as authorized on account to make payment.
                                         Stated payment will be made at the Branch reap provided fax#.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
343342608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in and advised that payment was returned due to mistake made with check, Advised borrower of short and long term assistance option, transferred to CS for late fees.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
567872760 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         07/XX/2016: servicer spoke with borrower whom confirmed property is owner occupied.  Servicer provided HUD #.  Borrower is current, and called in regarding the Dodd-Frank letter received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
940113804 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The borrower called and updated their pay plan bank account information
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
588976440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
651589656 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         12/XX/18 Borrower called in, discussed options, she needs to get her payment down.  Information on loan modification and HUD info provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
648540266 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a dispute claiming identity fraud and the account being fraudulently opened on
                                         01/XX/2017.  The office of the president's notes were reviewed and the account was sent to be reviewed for fraud.  On
                                         02/XX/2017 it was determined that the claim of identity theft was denied and the account was reported accurately.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The borrower was claiming identity fraud stating the account was opened fraudulently.  The account was reviewed for fraud and determined to not be identity theft and the claim was denied on 02/XX/2017.
624180228 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Borrower called on 12/XX/2018 regarding the order of discharge.  The bankruptcy was discharged on 11/XX/18.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2018.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
946261344 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
474480132 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Comments show borrower called to check status of loan and schedule payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
794582040 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
419112288 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower asked to have their phone number removed from the account because they did not want to continue to receive payment
                  [1] Written Dispute -  reminder calls.  They indicated they make their payment every month on or before the 16th.  Also discussed removal of $250
                  Servicer responded     from their account.
                  within 60 days and no  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Credit further communication  Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication
                  from mortgagor         from mortgagor.  Borrower disputed 2 matters during the review period.  The more recent dispute was credit reporting of the present and/or previous account status, payment rating, and account history.  Research resulted in determining the term duration and payment history were incorrect.  Previous dispute was the first date of delinquency that was reported.
                                         Research resulted in determining there were no valid findings.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. Florida Hurricane Irma (DR-4341)
                                         declared on September 26, 2017. No property damages reported.
245611716 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
718912320 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
371802816 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
910455672 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Agent provided general account information and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
515413752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         Borrower called concerned a payment made is not reflecting in payment history. advised to allow 2 more days for payment to post before we investigate.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
453098688 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
444865509 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called to make payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
815323740 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower advised he will  call back to give financials for review
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
543451288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Last spoke to borrower when they called inbound to discuss payment on the loan
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
492352980 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
131377428 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2008.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2008.  ch XXXXXXX
                                         XXXXXXX, mfr for this case XXXXXXXXX
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
256968596 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
361585536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called in to get tax information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
382601736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
453594636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
135475788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
337185072 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.  Discharged chapter 7
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
221765638 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called in to discuss the escrow shortage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
552998712 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
956488664 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         General loan information was discussed with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
524600076 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower contacting lender for account status. Loan is currently due for 10/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
892780713 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Spoke to Borrower and they stated that they did not understand; explained that the breach letter and the loan modification review documents are different.  The Borrower advised that they was trying to catch it up on their own but may need loan modification advise.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
290730924 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
600679632 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
421121484 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The
                  property; identified   agent provided an explanation of the fees due.  Borrower is deceased and Executor/Heir exists to dispose of property;
                  and documented         identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
996661176 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
836155404 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Borrower called in stated that they were refinancing property, borrower asked for pay off amount.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
318952368 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called 6/XX/2016 to request a Modification (MOD), income reduced and working part time and pays insurance separate from the mortgage; borrower advised to return the completed financial solicitation package and to continue to pay.  From
                                         8/XX/2016 to 11/XX/2016 the borrower was contacted or borrower called in reference to the MOD documents and status. On
                                         11/XX/2016 the borrower called regarding the MOD status and was advised the MOD was declined due to occupancy.  Borrower offered an explanation and disconnected the call before the appeal process could be explained.  Borrower called back and options were discussed. Borrower called 6/XX/2017 to request MOD assistance, stated was declined for MOD previously due to working in another state and could not refinance due to the decrease in the property value. From 6/XX/2017 to 2/XX/2018 the borrower was contacted or borrower called in reference to the MOD documents and status. On 2/XX/2018 the borrower was contacted and spoke to the spouse (authorized party) and explained the MOD was declined due to the inability to verify ownership or occupancy of the property. The borrower called 4/XX/2018 to make a payment for $1835.04 effective 4/XX/2018 and to discuss the status of the MOD; was advised of the decline; discussed short and long term assistance; confirmed property is owner occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
129514092 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower wanted to know if sends in payment will it be applied to principal balance. Representative advised it will since the account is current and there are no fees due. Representative also advised of CRM and borrower stated has the CRM contact information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
308846412 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
841773156 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
131397420 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  A payoff demand was processed over the phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 05/XX/2013.  A motion for relief was filed 04/XX/2013.  A previous chapter 11 case, XXXXXXXX was filed
                                         06/XX/2011 and was dismissed 08/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
784875924 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  the customer was contacted and promise payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2017.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Prior damage was noted as resolved with inspection and the final interest disbursement on
                                         03/XX/2017.
431223738 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  CRM call, spoke to borrower. Went over account and items requested by UW, Borrower confirmed 5693.20 is from vacation that gets paid once a year. Advised will move file back to UW and set up SPOC to follow up on this call.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
926749152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
310175880 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower called to advise that the insurance company will be sending over the updated declarations page.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
480180792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On
                                         01/XX/2019 the borrower spoke with an agent and set up a payment of $1911.64 for 01/XX/2019. The agent processed the payment and provided the borrower the confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
864683988 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower made promise to pay for 1866.16. Discussed Know your options with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
779797956 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On
                                         08/XX/18 borrower called about credit and funds not being applied as payment.  Borrower was advised that LAFA was received but no letter of consent and funds will remain in principle.  Borrower stated would still like credit corrected and was advised to allow 10 business days.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
736835148 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On
                                         12/XX/2018 the borrower spoke with an agent and was provided the principal balance, the last payment received, the next payment due, the current interest rate and the escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 10/XX/2017. There is no evidence of damage to the property.
169126168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Commentary states borrower called in regarding escrow account, analysis and ordered monthly statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
194742072 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
134126328 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower verified their information and inquired about current interest rates.  They were then transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
122650920 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
709071636 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                  property; identified   Executor/XX/06/XX/03/XX/08/XX/06/2017.
                  and documented
155627724 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
110518947 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower inquired about modifications.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
928704222 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
597310980 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
489154260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
705147828 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called in to see if loan was reaffirmed through bankruptcy, advised borrower loan was not reaffirmed.  Borrower called in with updated homeowner information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
515808414 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower called in to request account information such as unpaid principal balance, next payment due date, current interest rate and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2012.  Chapter 13, date filed: 02/XX/11, case XXXXXXXXX, dismissed on 03/XX/11
                                         Chapter 13, date filed: 05/XX/11, case XXXXXXX, dismissed on 05/XX/11
                                         Chapter 13, date filed: 09/XX/11, case XXXXXXX, dismissed on 10/XX/11
                                         Chapter 13, date filed: 12/XX/11, case XXXXXXX, dismissed on 12/XX/11
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
581563664 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The further communication  borrower called in regarding a letter that was received.  The borrower also updated email address.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Written and the reason is Disputes date of first delinquency..  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower initiated an ongoing monthly dispute beginning 05/XX/2016 requesting the validation of the account information.  The specifics of the dispute were not provided and a response letter was sent after each dispute requesting additional information.  The most recent dispute was received on 08/XX/2018 regarding the date of the first delinquency.  Research was completed and a response was sent to the borrower on 08/XX/2018. The borrower initiated another dispute 12/XX/18 stating inaccurate information and request to provide or confirm complete ID and verify all account information.  the servicer responded to ACDV with modified findings for the term duration.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
189454188 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                  further communication  Notes indicate that borrower called regarding fees that were charged. Fee was waived
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Notes indicate that borrower raised dispute regarding the credit reporting of their account. Borrower stated that account has inaccurate information. Agent verified finds as the terms duration dates and balances history are incorrect. The review reflected the information was accurate.  Documents were uploaded to document management portal.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
622101060 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
345760834 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
843762360 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                  further communication  Borrower called in to request a pay-plan application.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit Reporting E-Oscar Dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
329744038 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower spoke to the servicer and was provided with principal balance information, last payment/next due, current rate, and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
416023524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
483701625 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Borrower called in to discuss status of account and would be making a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
726607332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
714444108 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
952408884 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Commentary sates borrower called in to have account analyzed and review loan terms. Borrower requested a monthly billing statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
870965160 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
824345098 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Per last borrower contact, borrower was contacted and committed to a payment of $1104.75.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
522460932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         borrower called in, made payment , borrower confirmed mailing address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
156493740 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The
                  property; identified   borrower called wanting to know the status of the account, advised it is current offered long and short term options.
                  and documented         Borrower is deceased and Executor/XX/30/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
442831416 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
843155676 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
295881600 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
922063116 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower called informed of pronise to pay in the amount of $1838.23. Borrower made a double payment and was applied to principle.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
229937988 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower called in to discuss the documents for the HHF Recast Modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
316053528 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
933576420 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
584766000 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
686695212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower spoke to the servicer and was provided with loan terms and updated their contact information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
974270136 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
154984500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
501949800 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
955167780 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Property claims received inbound call from borrower requesting endorsement of check, advised borrower need copy of adjuster report, place loan number on check and adjuster report, provided property claims address and phone number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
619142244 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         02/XX/16 borrower called requesting status of loan; 03/XX/116 borrower called in for modification status; advised no modification assistance available but qualified for Short Sale; borrower declined options;  No phone conversations with borrowers or authorized 3rd party since 03/XX/16;
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
987792402 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
212075136 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
647570868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
136902614 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
465233832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         11/XX/2017- Borrower called in home tenant occupied- called in reference to statement received. 11/XX/2017- Borrower called in reference to statement committed to payment  for$1525.79 on 11/XX/2017. 10/XX/2017- Borrower called in unsure of payment date will call back once confirms date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
567672840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
404129158 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called in affected by hurricane Irma. Inquired about assistance. Home received $1k in damage but insurance will not help due to damage $3k less than deductible. Advised of forbearance plan and workout options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA disaster area - Florida Hurricane Irma

                                         Comments dated 9/XX/2017 - state property received $1k in damages. Borrower not going thru insurance due to deductible is
                                         $3k more than damages. there was no evidence of any outstanding property damage on file as of the end of the review period.
430507728 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
513494520 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
197291052 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
616893144 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in to make a payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
385225848 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called regarding the incentive payment from the last modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 01/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
355247844 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
523297665 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
211455384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called and made a payment through the ivr system in the amount of 1961.69
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
419382180 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The contact information was updated and the borrower had a general inquiry regarding a Purchase.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: No borrower contact during review period.  No inbound or outbound contact attempts made.  Loan current through review period but payments received after 1st of month.  Loan previously modified.
724845002 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The customer called in to inform that a new dec page for hazard insurance will be faxed in.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
906037440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The customer called in to inform about the new insurance company for this loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
725369736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
495701640 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower does not in need a modification (not having financial difficulty), but would like to know if qualified for lower interest rate. The borrower was advised to contact the refinance department and was provided with the phone number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 10/XX/2017. There is no evidence of damage to the property.

                                         The updated comments had no entry after 12/XX/18.
232583474 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
855107820 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  CRM call, spoke with borrower. Verified. Borrower called was concerned because there was a note left on the front door. Informed we spoke Friday (3 days prior) and made 2 payment that are posted on account.  Borrower owes for 1 month on one loan and 3 months on the other. As long as the account remains past due , will get phone calls, letters, and notes on doors. Borrower understood. Follow up in 30 days.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Hurricane comments noted on 6/XX/2018, however; there was no evidence of any outstanding property damage on file.

                                         ***1/XX/19 No change in loan status
953598408 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
568842372 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
139674108 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Borrower called in to obtain Homeowners Insurance  policy information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
686105448 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower discussed their completed modification and confirmed their most recent payment had been received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
521745630 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower advised would review modification documents and return.  Agent answered questions regarding modification and refinance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
621731208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Commentary states borrower called in regarding escrow account information and payments made from escrow account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
593961184 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called to make a payment in the amount of $587.89 on 04/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
297810828 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
163034760 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
943851192 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower made payment for 1480.94.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
801059756 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
389644080 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
462954744 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
822340932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
368652480 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
193842432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
175619724 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
469292208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
218572536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On
                                         11/XX/2018 the borrower spoke with an agent and wanted to get the phone number to the nearest branch office close to the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
258914106 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
743792364 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
907663692 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
865213471 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
325127484 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
731023766 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The
                  [2] Property is        customer called in to confirm the loss draft claim was approved and a check was endorsed at a local branch in the amount of
                  located in a FEMA      $7123.86. The servicer confirmed the need for an adjusters report.
                  disaster area.         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 01/XX/2019-No contact was made within the review period. Natural disaster relief from 09/XX/17 to
                                         10/XX/17. No damages reported.
359076312 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Discuss status of loan
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
243771236 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
119352240 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  the comments indicate the borrower called in, it isn't clear what was discussed as the description reads :Regular
                                         Documentation".
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
420381780 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower made a promise to pay via online but called in to change the date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
188022388 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
916443276 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Borrower informed of their commitment to pay $2157.73 on 3/XX/17
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
960035832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
564174240 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/21/XX/13/2017, no evidence of damages.
                  [1] Mortgagor Deceased
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  and documented
928347156 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Borrower called to express dissatisfaction of customer service, Borrower stated commitment to pay $1599.11 on 06/XX/2016.
                                         dropped off at branch
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
500719836 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On
                                         12/XX/2018, the customer called in a phone payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
938962170 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
316406706 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/05/2010.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
938864304 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called in regarding the payment increase and was transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
335125896 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower called and had  questions regarding insurance.  Call was transferred.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA hurricane disaster area.
793210671 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
227090916 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower verified their information and stated their payment of $1,475.00 on 09/XX/2018 had not yet posted.  They were advised the payment was sent to the customers mailing address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
918838107 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
230237868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower expressed frustration as modification documents were not received.  Borrower was advised that account is current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
311958801 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called and stated that they needed a copy of the HUD.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
331193748 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
817912704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is evidence of reaffirmation.  Comments from 5/XX/2013 indicate bankruptcy discharged without reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
833776356 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
320271840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
478542142 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
784892990 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
476149464 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
864404100 1       [1]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                  insurance claim and    Borrower called in regards to general loan information and of escrow information.
                  funds held by servicer EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  with indication of     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  related contractor bid FORECLOSURE: No evidence of current foreclosure activity.
                  sufficient to cover    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  repairs                LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Damage to the property was caused by hurricane Irma with a date of loss of 09/XX/2017. Claim funds in the amount of $22500 were received on 05/XX/2018, noting the entire claim amount is $39500. Claim documents were received with the check.  The claim was approved to be endorse and released due to being under the $40k guideline. An invoice was paid on 06/XX/2018.  The details of the damage and status of repairs were not provided.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017 and noted on 09/XX/2017.
758588252 3       [3]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Damage remains  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Wind damage to roof noted
                                         after inspection 11/XX/2017. Estimate of damages $5000 - $10,000.00.   The roof is tarped.  There is no evidence of claim
                                         filed or damages repaired.  The damage repair amount is estimated at $10,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, damage noted.
630107856 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The
                  property; identified   borrower called in to inquire about a refund from the insurance company. The servicer provided the fax number to the
                  and documented         insurance department.  Borrower is deceased and Executor/XX/15/XX/24/XX/05/XX/05/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
182407008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
793240668 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
895300904 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Loan terms and general information was provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
672900732 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called in for total amount due and stated accidentally sent the May payment to another entity. Borrower to schedule the May payment today.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
302728860 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  the customer was contacted and  a payment was processed in the amount of $140.00
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
171901212 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                  closed                 Discussed the escrow shortage with the borrower.  Also discussed payment posting. Borrower inquired about modification, was set  up, borrower completed trial payments.  Borrower is now in permanent modification.  borrower was not happy with the program offered.  Wanted principal reduction advised that is no longer offered, and that it is the investor who handles the programs.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputing the credit reporting and the term of the modification.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
269452176 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
289021095 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower made a promise to pay in the amount of $215.60 on 08/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
831886803 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  It appears to borrower called in needing assistance with  forbearance form. Borrower was unable to submit forms, representative stated would call borrower back to help complete the forbearance forms.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
975729552 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
709471620 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in to confirm that payment was received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
150839640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower spoke to the servicer and discussed the next payment due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
313034736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called in for an escrow statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
910135800 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
357606900 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
663754392 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
956607204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
291111766 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         10/XX/2016: Borrower called, verified home is owner occupied.  Servicer asked for payment.  Borrower called to see fi he could get the late fee waived
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
911145396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         9/XX/18 Lender contacted Borrower, Borrower confirmed short term RFD,Borrower PTP $1157.41 9/XX/18 at branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
167316530 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On
                                         4/XX/2018, the borrower called in and requested the status of the loan.  The servicer acknowledged the bankruptcy and the borrower said that they were concerned with the $60,000 balloon payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
697770780 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         9/XX/2016 Borrower called in to see what type of workout options were available. Borrower had a modification back in 2010 and was concerned that int. rate would increase payments. CSR advised borrower that current int rate is less that previous
                                         Mod rate. Borrower was advised that the loan can be reviewed for assistance any time there is a hardship.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
542792796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
914154192 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         06/XX/2017: Borrower called servicer and expressed dissatisfaction with payment processing issues.  Borrower asked why servicer was calling him when he already attempted to make payment at branch, but it did not go into the system.  Servicer opened a case to research payment dispute.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
335375796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
448900368 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower was advised the permanent modification was in the closing process and once complete the new terms will be in the
                  [1] Mortgagor Deceased system.  Borrower is deceased and Executor/XX/11/XX/01/XX/21/XX/11/XX/13/XX/22/XX/04/XX/28/2017.  The claim did not state an
                  - Executor/Heir exists inspection was required to close the claim and no further claim activity was noted.
                  to dispose of
                  property; identified
                  and documented
448010724 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         spoke with borrower states bank sent her deed to record to the county advise anything association with the modification is recorded by the bank we don't send deeds to county stated will forward to fraud.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
499720036 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
269926004 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Spoke with the borrower and borrower made payment 1605.38.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
380437764 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Borrower called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
814787010 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
955197768 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower called in and agent verified borrower mailing address, all phone numbers and confirmed email address. Borrower wanted to check modification agreement and to see if there were any bonuses to decreasing his balance. Agent advised borrower that he is currently getting a deferral on $66,000 that past due and payment in the amount of $1000 made to his principle for 5 years
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
314943972 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                  property; identified   Third Party called in and notified the servicer of deceased borrower. The third party was transferred to another department
                  and documented         to receive authorization on loan.  Borrower is deceased and Executor/XX/11/XX/31/XX/21/XX/16/XX/29/XX/06/XX/21/XX/11/2013.
319742052 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
229278252 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
820781556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On
                                         08/XX/2018 the borrower spoke with an agent and the agent advised them that the recast had been completed on the loan. The agent also advised the next payment due date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
390423768 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The account has been performing for the past 36 months and the servicer is not attempting to contact the borrower.
621927801 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Written and the reason is Payment
                  from mortgagor         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the original loan amount that is reporting on the credit.  The account was reviewed and no issues were found.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
979528032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
216728325 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         Borrower called about emailed being received rep advised everything was ok and the mailing address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Loan status changed to performing.
656354358 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called to get insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
252429504 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
281701827 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Welcome call was made to borrower. Rep. disclosed contact information and hours.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
200699928 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.
                                         Borrower called about a call she received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
174420204 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose
                  [1] Mortgagor Deceased of property; identified and documented.  The date of death is unknown.
                  - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                  and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
863983593 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower advised had already mailed permanent modification documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane Irma 09/2017); no damage reported.
809576040 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower stated had sent first permanent payment along with the signed modification documents.  The servicer confirmed their receipt and advised to keep making monthly payments until the modification has finalized.  The customer works for the college and is not getting paid for the spring, summer or winter breaks.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
812644812 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Commentary indicates last borrower contact borrower called concerning a scam call to borrower that borrower was delinquent and did qualified for loan modification, then servicer transferred call to fraud department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
763364532 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The customer service agent provide account information to the borrower (unpaid principal balance, next payment due date, current interest rate and escrow balance).
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
406999296 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Borrower called in because an assistance package was requested but hasn't received anything. Borrower mentioned would file for bankruptcy, but no case number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
272371008 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The
                  property; identified   servicer provided basic insurance information to the borrower.  Borrower is deceased and Executor/XX/30/XX/05/2010 and there
                  and documented         is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
179987976 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
602549466 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
667972704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
618146346 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Account inquiry.  Property owner occupied. Advised total amount due.  Asked for payment.  Verified all phone numbers on
                                         file.   Processed phone payment in the amount of $905.00
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
117208278 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Last spoke to borrower regarding the loan and payments on the loan. Appears loan has been modified and not delinquent
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
897830724 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Comments from 2/XX/2017 indicate borrower called in response to assistance solicitations.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
314564124 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
173310648 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Borrower contact in regards to payment made.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
189311067 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called stated he mailed check for payment in june, we did not receive. Discussed long and short long term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
326419380 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in about insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
535675644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
914204172 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
823670431 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
392171550 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
154684530 3       [3] Mortgagor Working  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  w/ 3rd Party Group     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower made a payment and was provided the Pay Plan details.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
815236920 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
804118224 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower called due to XXX sending payment back due to account and address issues. Borrower stated that mailed another payment out.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
821411304 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
384006336 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/22/2009.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
709706004 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
611075556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
698920320 3       [3] Cease and Desist   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Request Received From  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Mortgagor or 3rd Party BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                         ADDITIONAL INFORMATION: NA
699070260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
164404212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
909618040 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
401309412 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
647181024 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
805797552 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower called to make payment on account. Servicer provided balance and other account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damages.
737370504 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower requested the fax number for the insurance department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a natural disaster area.
944365554 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
207327036 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
852919382 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower requested the prior modification package to be resent.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
782196996 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Discussed payoff/reconveyance process.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
442771428 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On
                                         10/XX/2018 the borrower spoke with an agent and was informed that the insurance documents were not updated in the system and servicer needs an updated insurance declaration page.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
933086616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
415863588 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
670945784 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
809436096 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
952218960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called for status of account and ordered monthly statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
523190640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
435715644 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The
                  property; identified   borrower was provided the loan terms  and updated the mailing address.  Borrower is deceased and Executor/XX/20/2017.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
704449548 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
897064116 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
676172952 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called 8/XX/17 to commit make a payment of $1,363.72 on 8/XX/17.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
815623620 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
434626083 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in and states that he still wants to sale the property. The borrower is current already.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
860073984 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
191443392 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower spoke to the servicer and was provided principal balance, last payment/XX/01/XX/30/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
561595272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
652469480 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
675589656 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
856117416 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Last spoke to borrower when they called inbound to discuss the loan payment and late fees and verified that the payment had posted to the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Loan was in special forbearance due to Federal declared disaster area on 11/XX/2017 and late fees were waived during this period. The forbearance appears to have ended 6/XX/2018. Modification was attempted but not completed.
975029832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
747170536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower had questions regarding the escrow account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
957316920 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower inquired about property taxes and insurance.
                  [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Written and the reason is Credit
                  Servicer responded     Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication within 60 days and no  from mortgagor.  Electronic credit reporting disputes were received during the review period, most recently on 12/XX/2018.
                  further communication  The servicer has acknowledged and responses were sent.
                  from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane Irma 09/2017); no damage reported.
683346552 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
883606416 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Spoke with borrower advised collection efforts will continue, caller informed of commitment to pay $825.11 on 03242016 by home banking
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
492143064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Servicer provided general information, monthly payment and loan terms
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
864654000 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
115613736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
464814000 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
999590004 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2015.
                                         Borrower contacting lender for loan status and lender provided borrower verbal tax form figures.  Loan is currently due for
                                         10/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
365083908 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The customer called in to process a payment. The servicer updated contact information and went over general account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
770021868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
460205844 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
405087900 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
400109892 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No phone conversations with borrowers or authorized 3rd party within the review period;
264794040 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Servicer provided general tax information
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
187522488 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower advised their check was returned with no explanation. Borrower asked to have to late fee removed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
645011892 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The
                  property; identified   borrower verified their information and requested escrow details.  They were advised to contact the escrow department the
                  and documented         following day.  Borrower is deceased and Executor/XX/06/2011.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
691073460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
142261542 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
803667852 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
941705821 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
165703692 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower was contacted and advised of refinance decline.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
896140377 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called regarding assistance options for disaster relief programs. Representative went over options and terms with borrower. Borrower stated would go over options with spouse and call back.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
286125504 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
503049691 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower verified the impound amounts and types collected.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
136505376 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The further communication  borrower spoke with the servicer about the account.  The servicer asked for payment and the borrower made a phone payment.
                  from mortgagor         The borrower asked why payment was not taken on 8/XX/18 and was told that their account was frozen.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2016.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the account status.  The servicer reviewed the account and found the current balance and 1st date of delinquency to be incorrect.  The servicer corrected this information and advised the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
785032962 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called 6/XX/18 to discuss an escrow insurance check.  She was transferred to the Customer Service Department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
525507444 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
211988799 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower called in expressing dissatisfaction regarding customer experience, which resulted in associate reviewing account going over months payment was late
                                         (July/XX/Sept/XX/Nov/Dec of 2009)
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
125679708 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
683923188 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called regarding payment increase. Servicer advised increase is due to change in escrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
782426904 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
944502048 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
339724056 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The servicer spoke with the borrower about escrow shortage.  They analyzed the account and ordered a monthly statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
425282988 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower last called on 08/XX/2017 to request a fee be waived as well as make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
377322264 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.  Chapter 7 Bankruptcy filed 07/XX/2011; Case #XXX
                                         Discharged 10/XX/2011
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
565723620 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Comments show the borrower called in to check loan status and payment. Servicer advised loan recently modified and went over due date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
975409683 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
218202684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
340341918 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
406009395 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
274840020 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
806167752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called in regarding status of account. Call was transferred to Recast queue.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2009.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
825209784 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
906763728 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         08/XX/2018: servicer spoke with authorized 3rd party.  Servicer provided HUD #; borrower inquired about payment due date &
                                         discussed permanent modification docs.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
118026390 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         Servicer reached out to borrower to assure borrower received evaluation letter on modification. Rep. explained mod was declined and reason for decline. Borrower stated will appeal.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
479108280 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
120261876 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
236952600 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Servicer provided general information, discussed next payment due, principal balance, payment received and next due, current interest rate and escrow information
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
837012564 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
804877920 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
383656476 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.
                                         09/XX/16 inbound call from borrower to go over payment being submitted correctly.
                                         01/XX/19 Borrower called about inspection needed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
267389304 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
820977894 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called  regarding the homeowners insurance policy, the servicer provided the fax number to insurance department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
664783515 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  On
                                         03/XX/18 borrower called and advised payment was for the April payment which is the first modification payment due. Borrower was advised to allow 24 hours tro process funds being moved from suspense to April payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
750179808 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower was provided the principal balance information, next due information, current interest rate, and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
505287804 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrowers called in to make a phone payment of 1197.27 effective for 6/XX/2018.  Borrower explained  late payment was due to prior check being return because they had used the wrong account that they had been closed. Borrower asked for late fee to be waived but was told it could not be waived due to another late payment in January.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
163674504 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Spoke to borrower advised total amount due . Asked for payment . Documented the system of record prior to transferring to the cell phone consent automated system.  Offered or provided confirmation number. Provided callback number. Caller informed of their commitment to pay $1,085.84 on 07/XX/2018 by bank wire.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
652214772 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called for assistance with making an online payment; call was transferred for further assistance. No further comments provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
683846352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
139942006 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/03/XX/22/2017.  The
                  property; identified   chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is
                  and documented         discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
959764014 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The
                  closed                 customer called in to make a payment of $688.74 and confirmed account details.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Verbal and the reason is Fee
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The customer did not want to pay late fee on the account and attempting to request them to be waived. The servicer verified that there had been 2 late fees previously waived within the last 18 months.  The borrower was declined for the waiver, being the account did not meet good payment history guidelines.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
864164196 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2009 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
163797234 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Inbound call from borrower regarding loan with $70,000.00 owed, servicer informed borrower that this loan was current and borrower may be thinking of different loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
662353758 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in and was asked for a payment. Borrower committed to pay $1449.38 on 09/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
338494548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
502588884 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Last contact with the borrower was when they called into IVR to make regular payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Borrower called in on 5/XX/2017 and asked for information regarding a 2nd modification on the loan and was advised to send in new documentation and do not see that anything further was discussed or other loss mitigation efforts during the reveiw
786251367 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
645301776 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
370941564 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
693222600 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
165406912 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Inbound call from borrower, unhappy with servicer calling associate of borrower, servicer explained it happen due to skip trace ran on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
183896412 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
631193736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
510197940 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Informed borrower payment adjustments were completed and next due date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 12/XX/2018-File Review-Updated Recent File Comment. No other updates made due to notes not reflecting any other file information.

                                         Commentary dated  09/XX/2017 reflects that the property is located in a FEMA disaster area affected by Hurricane Irma.  No damage was reproted.
316203468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
787354932 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                  further communication  Borrower called in and was transferred to customer service for credit issue.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the credit reporting from 06/XX/12 due to an agreement to pay at the end of the loan.
                                         The servicer reviewed and determined that the credit reporting was correct.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
480297804 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Borrower called in with question on modification information received. Rep. explained and borrower understood. Borrower will send back with divorce decree.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
592662840 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
466663260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
661545276 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
317133096 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
100179912 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
648740400 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Comments from 8/XX/2018 indicate borrower called in and setup payment with servicer. Comments from 2/XX/2018 indicate borrower was upset due to delinquency notice. Borrower was made aware of escrow increase/XX/23/XX/17/XX/17/XX/17/2017.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
303169680 2       [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  requested within the   PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower requested a verbal payoff.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
811768815 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower stated that they are  no longer interested in a loss mitigation program.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 01/XX/2019-No contact was made within the review period. The property is located in a FEMA disaster area as noted on 06/XX/2018. There is no evidence of damage to the property.
801689196 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Borrower called and asked to speak to supervisor. Borrower is aware of interest rate change effective 3/2016 and wanted to know if needs to send in new or updated Dodd Frank. Borrower also wanted to make sure everything is ok with new performance incentive plan. Rep. referred borrower to letter sent out every month that states no action needed at this time. Borrower stated will be making payment at local branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
533013376 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
485281467 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Borrower has an atty serving as an auth 3rd party as contact.  Last contact authorized 3rd part called regarding fees and agreed to pay fees down over a period of months.  The party had expressed dissatisfaction with customer experience because he was given different amounts regarding fees when the account was reinstated.  Some confusion because the fees were not applied to the account until it was brought current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
784972974 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
432536916 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
266356718 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2008.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2008.  Prior Chapter 13 filed 04/XX/2008, case # XXX dismissed
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
655028968 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Servicer confirmed last payment was received and advised of escrow overage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damages.
437744832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
295940800 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  On
                                         8/XX/2016, the customer called in a phone payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
467776426 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
803239668 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The agent analyzed the account and ordered monthly statement for the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
555317784 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
896910582 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The representative provided the loan terms, discussed next payment due, and was provided the general information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
540655929 1       [1]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The
                  insurance claim and    borrower called in to discuss the inspection letter that was received and indicated that the work hadn't been completed yet funds held by servicer and was advised to fax the adjuster's report and then to call back when the work has been completed.
                  with indication of     EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  related contractor bid REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                  repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Comments on 02/XX/2018 indicate a loss draft check was issued to the borrower in the amount of $17,342.82. The check was endorsed at the branch.
                                         Per comments on 06/XX/2018, the borrower stated the work is not complete and was advised to call in when is done and can schedule the inspection.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $17,342.82.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017.
315853608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called for fax number to send signed documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
517768218 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower called in  and was provided terms of loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
934096212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
744132228 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
312564924 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Spanish call. Duplicate 1098 tax form ordered by representative for the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
350169876 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Reviewed figures associated with payoff demand
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
520471728 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower called in. Borrowers was properly identified, however no other comments concerning nature of the call were noted.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
502209036 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Called the borrower who promised pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
288564528 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
540278388 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower made a payment in the amount of $2108.14
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
913144596 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
948710364 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower calling to check on payment mailed since does not see amount deducted from checking account. Borrower stated
                                         payment was given to post office right after labor day and wants to make sure Servicer received it. Rep. advised not showing payment. Borrower will check with post office and call bac to make payment if not showing up there.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
881647200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  On
                                         2/XX/2017, the customer was advised that the servicer can see the payments but that they do not take partial payments.  The call was then transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
160907812 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
585945528 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  An
                  property; identified   authorized 3rd party called in to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property;
                  and documented         identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
905649426 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
905197776 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                  further communication  Discussed escrow overage check.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2016.  The dispute type is Written and the reason is Fee
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed a register fee of $535.  Property was registered with the city while delinquent which makes the borrower responsible for the fee.  Another dispute during review period was the borrower disputing the update showing the property was vacant.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
178024388 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         inbound call, spoke to borrower. Verified. Property is owner occupied. Provided Privacy statement an TAD. Advised credit reporting, late charges, collection activities will continue up until foreclosure. Confirmed RFD is short term.Borrower made commitment to pay by mail for today. Inquired about last pay on 2/XX/17, because was applied to escrow. Reached out to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
435182592 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The borrower called for general information on home loans.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
405767628 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Lender contacting borrower to collect missing information and update policy. Loan is currently due for 10/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
344232252 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
855817536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called in to customer service to get principal balance, interest rate and escrow balance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
708471660 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
546231420 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called and stated was returning call. Rep. advised that servicer received opt out letter and closing the mod. Rep.
                                         advised borrower to follow up once it's close.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
358858214 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Borrower called and wanted to make payment. Rep. went over payment plan and how it works. Borrower would like to bring account current on own and plans on making extra payments every month until December,.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
754777968 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called to request an HELOC.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2018.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
555997512 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/21/2016.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
820081836 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower called and discussed payment posting information with Servicer.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
808888190 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  On
                                         03/XX/2018 the borrower spoke with an agent and the agent reviewed the fees that were due on the loan. The borrower processed the payment with the agent in the amount of $170.50 effective the same day and the agent provided the borrower with a confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
654408132 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
273665256 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         11/XX/2018 Review-Notes indicate that borrower called to schedule a Promise to Pay payment for loan account in the amount of
                                         $973.89 effective 6/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.  Bankruptcy received: 10/XX/2010
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
598370556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
800559856 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
615143844 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On
                                         12/XX/18 borrower called and made a payment by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
568532496 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         During most recent contact payment amount and fixed rate mortgage were discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
843362520 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
602668836 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
871751160 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called the servicer made a payment.  The servicer provided FDCPA and NACHA disclosure.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
846011460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in and discussed the monthly statement and loan information with the servicer.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
257916792 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The customer called in to go over general account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments on 11/XX/2017 indicated the property is located in a federally declared disaster area and a letter was mailed to the borrower on 11/XX/2017.
668343159 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower called in regarding his account, borrower said property was impacted by the hurricane.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 10/XX/2017 reflects that the property was located in a hurricane disaster area.
287588496 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
383603264 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called 10/XX/2018 regarding the loan modification and promised a payment in the amount $548.22 on 11/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
795431700 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
696691212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2011.  A motion for relief was filed 06/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
528978324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
632616852 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The agent confirmed that payment had been received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
110535768 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
594151146 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Borrower called in verified account.  Account is owner occupied.  Promise to pay $700.00 effective 12/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
123080748 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
773470488 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
774172575 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower spoke with representative concerning payment, borrower said was waiting for a lump sum from a disability. Borrower stated will make the payment when they received the check.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
171011568 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower was provided with basic information by agent.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
688094652 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Discuss loan status
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
341643288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Spoke with borrower acknowledge receipt of intent to accept to trial and signed flood hazard.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
153888420 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
957208520 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Per last borrower contact, borrower called in to make a payment  of $1796.23 and was also provided number for refinance options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
218196352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The representative processed a payment and was provided a confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
645974160 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called on 04/XX/2018 to discuss their online account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
458738234 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The further communication  borrower was provided with account information, including the principal balance.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed their credit reporting, response submitted.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2016.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
816588333 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower made a scheduled payment by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
373352661 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in and the next due date was confirmed to be 05/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
474281028 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2009 and there is no evidence of reaffirmation.  A motion for relief was filed 10/XX/2008.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
408206652 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called to make a payment provided confirmation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
854865804 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called to make payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
756169752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in regarding the opt out letter received and stated is not interested in assistance and was able to bring the account current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
989254140 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Borrower called in to set up biweekly payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
543555639 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
549540096 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Agent provided the borrower with general account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
895321728 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
496020776 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  On
                                         11/XX/2017 called in with an escrow inquiry and Servicer advised of the impound break down and when the next escrow analysis would occur.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
438682452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Authorized 3rd party called and servicer advised 3rd party of the special forbearance. Authorized 3rd party advised will speak to the borrower and call back.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
549150252 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower called for the breakdown of the payment withdrawn from the bank account. Also noted this additional funds were for fees.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
909735960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
323887608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in wanted to know why payment has increased advised the borrower loan is adjustable rate. The borrower stated will try and refinance to fix interest.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
715348458 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called for the status of the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
219478050 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         05/XX/16 borrower called in payment; 02/XX/18 borrower called in asking if escrow could be removed; advised him not at this time, however transferred him to Escrow Department; no other phone conversations since then;
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
815143812 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
327309024 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  On
                                         02/XX/2016 the borrower called in and reviewed the status of the account as well as the escrow. The agent advised borrower that the loan was currently due for the 02/XX/2016 payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
503479860 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
500929548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
924515060 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                  further communication  Borrower requested monthly statement, reviewed escrows for borrower and gave insurance policy information.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  borrower disputing credit reporting received dispute on 11/XX/2017.  Reviewed on 11/XX/2017 and found information is accurate.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is current with payment.
874640004 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower stated was applying to a state assistance program and inquired about options available from the servicer; borrower advised would call back in order to provide financials.  No hardship was given.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
268173180 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
460785612 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
110055960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
736155420 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower updated her contact information and agent confirmed that the insurance information has been updated.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
590373756 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower contacted the servicer to make a payment and have the account analyzed and a monthly statement sent out.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
128914212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
115913616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Representative called the borrower to collect payment. Borrower made a payment over phone effective 3/XX/18. Borrower would like to bring the account current and request to have the late fee waived. Borrower stated the ivr provided the amount that was paid and was unable to make any other amount. Representative will submit the request. Borrower also interested in auto drafts.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
580107864 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called in regards approval with HHF, advised borrower about approval and notice received from HHF on 01/XX/2018, no funds received yet in account from the state. Advised to reach out to HHF to determine when they will be paying out funds to apply to her principal balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
828766848 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Last contact with the borrower they stated will make payment on 04/XX/2017. Borrower confirmed the property is tenant occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
102619737 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
815067396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
360875592 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.  Discharged without reaffirmed
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments do not indicate that the servicer has had direct contact with the borrower since 11/XX/2012
553358568 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called 11/XX/2018 to have a payment processed in the amount of $599.38 effective 11/XX/2018; also wanted to discuss types  program options; property is owner occupied. **12/XX/18 Borrower called to ask about Notice of Intent letter, advised expired 8/XX/18. Borrower made payment.  Borrower also stated getting into credit counseling.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Loan went from delinquent to performing.
196150762 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Commentary states borrower called in to confirm payment was received by servicer.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
247470972 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in to discuss the escrow shortage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
723390528 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Servicer reviewed payments posted.  Servicer provided general account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
494720523 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The borrower called property claims, updated contact information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
337954764 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called to discuss past due payment due and to reach the refinance department
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
654573816 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                  property; identified   Borrower called and wanted to kmnoe about payment plans and that she will be the only borrower due to other borrower passing
                  and documented         away. Borrower advised was on a loan modification, but it went back to the normal rate.  Borrower is deceased and
                                         Executor/XX/16/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
959366100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
341053524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
158466588 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called the servicer and they were provided account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
251149500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  On
                                         6/XX/2016 Borrower called about the ARM adjustment and Servicer advised of the amount and when it became effective.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
146941200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
786475284 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
121031568 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in to customer service to inquire about payment posting and payment adjustments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
519702036 3       [3] Pay History -      LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Incomplete - Missing:  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Incomplete - Missing   BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                  09/28/2018 -           03/XX/2018: servicer spoke with borrower whom confirmed property is owner occupied.  Servicer advised of total amount due;
                  11/30/2018             and that credit reporting, late charges and collection efforts will continue up to foreclosure.  Borrower confirmed short term RFD.  Servicer asked for payment and discussed short/XX/05/XX/20/2018.  The dispute type is Verbal and the reason is
                  [2] Verbal Dispute -   identity theft claim.  The dispute is not resolved and the status indicates Servicer responded and issue open with active
                  Servicer responded and efforts to resolve.  Identity theft claim denied on the account. Account was escalated for proper research in order to issue open with active verify account information.
                  efforts to resolve     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
962934672 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
603078672 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
477289008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Step rate reset notification letter sent to borrower. Loan is currently due for 10/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
979552035 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The
                  property; identified   customer called in to verify taxes were received. The servicer confirmed it was not necessary to send in the bill.  Borrower
                  and documented         is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
207756864 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
691230870 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.
                                         Borrower called in to discuss the modification package that she received. She wanted to know if there was any way that her principal balance to be reduced.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
816373320 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On 4/XX/2017 Borrower sent in a written dispute of the credit history reported to the credit bureau.
                                         Borrower again submitted disputes for the same reason on 4/XX/2017, 5/XX/2017, 5/XX/2017, 7/XX/2017, 7/XX/2017, 7/XX/2017,
                                         and 9/XX/2017. Servicer closed it out on 9/XX/2017.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: 1/XX/2019-File Review-Notes do not reflect any new updated information. No other updates made due to notes not reflecting any other file information.
259046340 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Servicer provided loan terms
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
603029691 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
459796008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
892542840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
148800456 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
566103468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  the customer was contacted and given the total amount due as well as the options and that calls are ongoing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
995621592 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
538782222 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
817367304 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
831837132 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 01/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
600419736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
441943152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower spoke with the servicer and was provided principal balance, last payment/next due, current rate, and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
794901912 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On
                                         11/XX/2018 the borrower submitted a request online requesting that the credit be updated. The agent responded the same day giving the borrower insturctions on how to submit the request in writing to have the payment history researched.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
151339726 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called in and was advised of total amount due. Agent verified all phone numbers, last 4 of ssn and full mailing address. Agent was able to process phone payment in the amount of $1562.76 to be processed same day. Agent provided confirmation number, call back number and read EPP disclosure. Agent discussed possible workout options
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
312934776 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
433456548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Verify payment posted to account
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
960355704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Borrower called to make a payment. Prior representative advised of normal servicing questions will be made. Borrower has not made a payment by phone with prior representative and was advised of banking information needed to successfully take payment. Borrower did not have information and stated will hang up. Borrower disconnected the call. Representative could not confirm certain service questions.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
560175840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower updated their contact information,  requested a copy of adj report.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2008.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2008.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
876352356 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called in and requested a Pay-plan application.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 07/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
623155344 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
139194300 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                                         Spoke with borrower attempted to provide the HUD number. Gave fax number for modification borrower mailed back modification have not received  it yet.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
152259072 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Spoke with insurance carrier to verify policy.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
211017788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
884606016 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Ordered Verification of Mortgage. Ordered loan history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
559738030 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower calling for loan status. Loan is currently due for 10/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
536136381 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Inbound call, spoke with borrower. Verified. Property is owner occupied. Provided mini Miranda, privacy statement. Returned call to XXX per message received, transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA disaster are on 9/XX/2017.
569871960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On
                                         05/XX/2018 the borrower called in and spoke to an agent regarding the recast figures on the loan as well as the escrow payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
172580940 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
317862804 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Discuss status of loan
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
872950680 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower contact on 8/XX/2018, Scheduled payment for $1462.16 dated 8/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Hurricane Irma referenced on 11/XX/2017
411428853 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
989993844 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
694831956 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
975919476 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Borrower made in inbound call 3/XX/16 to discuss taxes, believes she was charged taxes for a period prior to her ownership.
                                         Lender advised her to call the city.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
280103968 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
966263340 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
909136200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower called in requesting a modification package and a refinance package.  Servicer advised they would need to do a financial interview and then proceed with a modification.  The borrower is looking to reduce the interest rate.  The call was transferred to the refinance department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
331517340 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called and gave verbal authorization to speak with her father
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
671473140 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called to update mailing address, letter that was mailed and status of modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
488104680 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
326586936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
863064636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
635972780 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
232317036 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The representative discussed the payment posting information with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
352009140 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Spoke to borrower regarding payment processing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
194800518 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower contacted the servicer to request a PayPlan application and a duplicate 1098 tax form.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments 09/XX/2011 reflect subject located in FEMA Disaster area for Hurricane Irene 08/XX/2011 and comments 01/XX/2012 reflect FEMA Disaster NJ Severe Storm 10/XX/2011.
408883644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Borrower called regarding payment increase. Servicer advised of increase in escrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
462285012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Provided balance, next due, and rate, and escrow .
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
521441340 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower called and advised he iss not receiving statements advised he will in a few months after the modification is finalized.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
476189448 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
151509372 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
946921080 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Account inquiry.  Authorized party called to see if any leans or loans on the mortgage.  Transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
221831232 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
311025540 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Spoke with borrower went over account and special forbearance agreement. Borrower kept making regular  payments and was never interested in a special forbearance workout. I advised I'll be moving file back to normal servicing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
381387384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower returned notarized perm mod offer.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
280157892 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
185392584 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Borrower called in about a letter received, advised it was sent in error to disregard.  Borrower called in about the
                                         permanent documents she was to received, but has not received yet.   Told borrower will over night another packet
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
410025924 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
915863364 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
117176560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower advised that he will make a payment in the amount of $1651.62 on 09/XX/2017 via Branch
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
449680046 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  On
                                         12/XX/2016 Borrower asked for a payment history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
591921592 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower had a question regarding deferred interest deferment from permanent modification. Servicer explained amount will be due if property is sold or paid off.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
558906348 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
345305466 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
389412102 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called stated mailed check august 3rd check is not received yet. Advised check may be lost in the mail. Borrower contacting bank for stop payment. Borrower asked if late charges be waived.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
336175476 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
265423455 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
536945136 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
536025504 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
151409412 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
327817215 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
672082785 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Comments show the borrower called to check status and payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.  Comments show the borrower was in bankruptcy but it has since been discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
516513312 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The agent verified that the homeowner does not pay pmi.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
740553660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
954529056 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
861735168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower was advised of payment receipt.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
856347324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                                         Borrower inquired about basic insurance policy information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
678398532 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
373132683 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in to discuss their review.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
848030652 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower was contacted 3/XX/2018 and 4/XX/2018 and made a payment; discussed short  and long term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
471091488 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
682686816 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
549440136 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
972002791 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Third party called in for insurance payment and they were provided with fax number to send invoice in to.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
465703644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
695551668 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Last spoke to borrower when they called in to make payment and discuss the loan. Last attempt was notice sent to borrower by mail
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
726169416 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/01/2012.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
336696327 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Commentary states borrower called in and fee was discussed and waived.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
899979864 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
692882736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower was advised that their payment was not received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
999660028 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
603528492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower was advised of payment due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
535445736 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: FEMA disaster noted 9/XX/2017.
488274612 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The representative confirmed the insurance information was updated and confirmed the insurance is set to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
856327332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.
                                         Payment assistance request. Transferred to imminent default.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2012 and there is no evidence of reaffirmation.  Discharged bankruptcy
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
482851711 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
982460700 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
424300212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
344432172 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Servicer discussed loan documents with Borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
674600052 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called to confirm payment was received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
307606908 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called the servicer and was provided with the payment and escrow breakdown.  They discussed the increase in escrow payment and transferred to refinance department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
759488072 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on
                                         12/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
318488148 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called to inquire about online payment system due to was unable to conduct the transaction. Agent apologized to the borrower for the inconvenience and assisted the borrower with the payment transaction. Borrower made payment in the amount of $1509.49 and verified the property is owner occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma in 09/2017. There is no evidence noted to suggest that the property was impacted.
749410116 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Comments from 9/XX/2016 indicate borrowers were advised of modification decline and provided alternative solutions.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
147785220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
991573212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Agent provided the borrower with an explanation of applied fees.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
582103556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Tax information was provided to the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
185435796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  On
                                         08/XX/2017 the borrower spoke with an agent and was advised of the total amount due on the account. The agent advised borrower would follow up in 3 to 7 days and gave borrower contact information. The agent also reviewed options and advised the borrower that if they wanted a modification review, they would need to provide the required documents for the review.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
474070296 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower called 1/XX/2017 to make a payment for $2404.72.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
418538142 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called in and the servicer provided information regarding modifaction agreements.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
412537476 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in , updated contact information, discussed increase in escrow payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
976454670 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called on 05/XX/2017 to discuss the terms of the loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
874490064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
677159028 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
117532968 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Inbound call from borrower, borrower advised that they wanted to do a modification, borrower did not have estimate for financials, servicer advised of account status, borrower stated that could possibly be interested in refinace, borrower was transferred.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
610017972 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called in and wanted to know why the payment dated 12/XX/2017, has not been drafted from the checking account.
                                         Borrower advised checking account used on 12/XX/2017, was missing account numbers. Borrower provided additional numbers and a payment for $3929.28 was scheduled.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA declared date 09/XX/2017.
654109152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
324320220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The servicer informed the borrower on 04/XX/2017 of the total amount due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
950904994 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
150093996 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
775289760 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
960405684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
304268244 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
513457288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The agent provided basic insurance information to the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
735585648 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
275839620 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower spoke to the servicer and made a commitment to pay $743.48 on 1/XX/18.  The servicer had a basic collection conversation with them about amount due, credit reporting/late charges continuing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
632856708 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
424017594 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
850349724 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Discuss loan status
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
311085516 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called wanted payoff amount.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
505908798 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  On
                                         08/XX/2016 the borrower called in and spoke with an agent. The agent provided the borrower general information and current status on the loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
410425764 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Commentary states borrower called in regarding the escrow account and escrow account analysis.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
787304952 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
679038276 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called to advised he will make a payment in the amount of  $2295.73 on 07/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
513884364 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
651669640 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Payment
                  from mortgagor         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower made a payment dispute, alleging errors with the payment amount as a result of the modification.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
113474592 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower contacted the servicer as funds were misapplied to the escrow account; servicer moved funds paid of $2,321.47 to the account as a payment not to the escrow account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
698100648 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The borrower was contacted and made a payment over the phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
719442108 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 07/XX/2013.  A motion for relief was filed 05/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
884326128 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
813684396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
712594848 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
148455153 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
958386492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
590240970 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
307829214 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 11/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
470921556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
922660788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 10/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
478378572 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         03/XX/2018- Borrower-called in reference to lowering interest and payment amount if modification rep advised of possible refinance with bank rep covered short and long term options. 04/XX/2017-Borrower called in home owner occupied-authorized payment $3297.27 04/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
493622472 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower requested loan documents.  The servicer read the fax disclosure; and the caller agreed to proceed with fax.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
780057852 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
639684024 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Advised the borrower to mail in check for endorsement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comment on 07/XX/2017 reflects a loss draft claim check to be endorsed but there is no evidence of damage mentioned in the collection comments provided.
201419400 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
157288536 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
666596654 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/26/XX/18/XX/27/2014 and there is no evidence of reaffirmation.
                  [1] Mortgagor Deceased LITIGATION: There is no evidence of litigation on the file.
                  - Executor/Heir exists TITLE ISSUES: There is no evidence of title issues.
                  to dispose of          PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status
                  property; identified   is owner occupied.
                  and documented         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane Irma in September of 2017. No
                                         property damages were reported.
240873612 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
114294264 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower contacted in regards to returning modification documentation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
478334314 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.  Discharged chapter 7
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
723900324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called for insurance policy information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
603458520 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to request monthly mortgage statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
427564470 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower spoke to the servicer and updated their contact information. The servicer provided payment and escrow breakdown and discussed the increase in escrow payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
829847007 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
940233756 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/26/2017.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
644692020 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
280047936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
914667030 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
858096624 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
268732464 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
155084490 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
688711122 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called to see if it's okay to cross out the information where a mistake was made on the Frank-Dodd document.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
674665040 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower promise to pay the amount of $1,406.98 on 02/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
520185942 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower discussed the claim check for $1,472.53 endorsement for unspecified damage sustained on 06/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area.
840913500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
264244260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Commentary states borrower called in regarding the status of the account. Borrower advised of when and how payment will be made on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
153288660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         11/XX/2016: Servicer contacted borrower,advised of privacy statement.  Customer declined to verify required information.
                                         Call ended, unable to service, said he is driving.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
777242268 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower advised will make payment online.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
804078240 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
514744020 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.
                                         Borrower called in to check status on the returned documents, discussed payment reversal, and payment posting information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
751269948 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The customer called in to discuss modification information was received. The servicer confirmed there were zero payments due at that time.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: natuaral disaster relief from 09/XX/17-10/XX/17. No damages were reported.
543782400 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
624545066 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
917472864 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called to inform Servicer that Borrower has applied for Keep Your Home  California.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
451379706 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The representative advised the borrower of the total amount due and notice of intent.  The representative went over the loss mitigation options and state programs.  The borrower stated that funds was sent in the amount of $700.00 two weeks ago.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
457456944 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called in and discussed repayment of fees due. The agent transferred the call to the refinance department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
826719180 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Outbound call to borrower resulted in the borrower informing of commitment to pay $1600 on 01/XX/18
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
364285428 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On
                                         08/XX/2018 the borrower spoke with an agent and reviewed the status of the account and reviewed the loans modification terms.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
329318220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called for general information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
270771648 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
670973160 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower contacted the servicer for basic insurance information on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments 08/XX/2017 indicate subject is in a FEMA Disaster area due Hurricane Harvey.
785175804 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
661465308 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower contacted the servicer on 07/XX/2017 to inquire about the recast modification letter that was recently received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
548730232 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
845265465 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
808796352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Borrower contact information was updated. Information on tax bill paid provided. Provided caller verbal tax form
                                         figures.Borrower provided  year end statement information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
479162079 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
161313867 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
336646332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
822890712 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
598350564 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         02/XX/2016: customer called in with questions regarding amortization information Transferred to recast department.  Borrower not delinquent at this time, no programs/options discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
122480988 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
416298366 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The customer called in to request account information. The agent provided unpaid principal balance, payment received/XX/09/XX/12/XX/13/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
418688127 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called for general information.  Principal balance information, payment received/next due date information, current interest rate, and escrow balance were provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
232536948 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No contact with borrower in contacts during the review period.
616083468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower called with questions about the 2nd HAMP Recast agreement they received stating there was a notary error.  Borrower will have the new agreement notarized and returned.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
687244992 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower inquiry in regards to letter received in the mail.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
631474740 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 03/XX/2013.  Comment dated 03/XX/2013 Bankruptcy Chapter 13 Filed 12/XX/2012 Dismissed 03/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
695221800 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
802638816 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower contacted the servicer to make a payment and to request a copy of the monthly statement as one was not received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
804298152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower inquired on why payment was high, servicer explained escrow shortage, analyzed account and ordered monthly statement
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
465003924 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower called to inquire about loan status and conducted a payment in the amount of $2681.10. Servicer submitted request for late charge fee waiver due to good payment history. The borrower stated property is tenant occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
269573040 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The further communication  borrower called in regarding payment and discussed the payment posting and next payment due.  The servicer provided overall
                  from mortgagor         account information including the escrow and principal balance.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2016.  The dispute type is Written and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the account status and payment history.  The review of the account noted a discharged Chapter 7 bankruptcy without reaffirmation.  The account was noted as correct and no changes were made.  An additional dispute was noted on 02/XX/2016 and no changes were made.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.  A motion for relief was filed 12/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
488554500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
693162624 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower verified the impound amounts and types collected.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
985695564 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The borrower called in and was advised of the total amount due and the borrower stated will pay 1065.56 on 02/XX/2016 via web.
                                         Borrower was concerned with the escalation of the account due to fees and agent advised can payoff the fees at anytime during the life of the loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma in 09/2017. There is no evidence noted to suggest that the property was impacted.

                                         No change in loan status ***
681877140 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
620011896 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
877049049 1       [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  and funds held by      BORROWER CONTACT: No evidence of recent contact with the borrower.
                  servicer with          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  indication of related  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  contractor bid         FORECLOSURE: No evidence of current foreclosure activity.
                  sufficient to cover    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  repairs                LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower called in on
                                         03/XX/2017 to have a claim check in the amount of $19011.28 endorsed and released at the branch due to living conditions.
                                         The roof is leaking.  The request was approved.  Endorsement inspection letters were sent.  The borrower called in on
                                         06/XX/2017 to schedule the inspection and it was scheduled.  The results of the inspection were not provided.  The comment on 08/XX/2018 states the claim was closed out due to no activity in more than 365 days.  The damage repair amount is estimated at $19,011.28.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
890371890 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to discuss the ARM changes.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
716983092 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
737075052 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
912563496 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  the borrower called in to discuss the payment and payment posting history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
590280966 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
829428096 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
879757956 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called to check the status of the insurance check. The borrower was advised the check was mailed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
548370564 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         12/XX/16 through 09/XX/17 borrower called to check status of loan; 09/XX/17 advised loan was in Foreclosure and discussed options; 01/XX/18 through 02/XX/18 borrower advised to make sure trial payments were on time;
                                         No phone conversations with borrowers or authorized 3rd party since 02/XX/18;
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
507137064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
253289868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
439654068 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
382716852 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
416223444 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
116586678 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in to confirm the monthly payment amount and go over general account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
585025896 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  the borrower called in to discuss the increase in the escrow payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property was in a natural disaster area in 9/2013 due to flooding. There was no damage to the property noted.
371871192 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
952089012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
769512072 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Borrower called with questions about escrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
853698384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Borrower called in with questions regarding an increase in her payment amount and agent advised can transfer call to escrow to see why.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.  The case converted from a chapter 13 to chapter 7 on
                                         02/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
995111796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
831737172 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in to request transfer to the property claims department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: This loan was part of the Horn vs XXX class action lawsuit.
573780396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower made a payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
480647664 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower contacted the servicer to discuss the late fees; servicer provided an explanation of the fees due and the repayment of the fees.  Per commentary 11/XX/2017 the borrower advised the sevicer that the reason for default was due to the tenants not paying and it is now vacant but had damages to repair out of pocket before could rent out again.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
762714792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.
                                         Borrower request for 1098 for 2011 to be mailed out.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
447780426 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
252879414 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Authorized third party called to conduct a payment in the amount of $1284.42. Servicer provided confirmation number to caller.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.  A motion for relief was filed 08/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
717852744 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         02/XX/2018: Borrower called in -home is owner occupied- stated he received documentation saying the loan is past due- rep advised escrow increased his payment to $1990.93 -xfrd to department for assistance.11/XX/2017- Borrower called on advised no payment received- borrower stated made payment in November, transferred to servicing for assistance. 10/XX/2017- Borrower called in committed to payment for $ 109.59 10/XX/2017 by phone. 10/XX/2018- Borrower called in paid $109.59 to be added to regular payment made for $1655.61 will follow up.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
385035924 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
472231032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
434176260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
826219380 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
838144608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
717033072 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
605587668 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                  [2] Property is        Servicing agent confirmed with the borrower the property is owner occupied and phone numbers on account. Borrower confirmed
                  located in a FEMA      commitment to pay $268.00 on 11/XX/2018 at local branch. Borrower stated reason for delinquency was an oversight. Additional
                  disaster area.         notes show agent advised the borrower of short and long term payment assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 01/XX/2019-The servicer was unable to make contact with the customer within the review period. The property is located in a FEMA disaster area as noted on 10/XX/2017.
952961880 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The representative provided the payment and escrow breakdown and discussed the increase in the escrow payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
567106556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in ot request a copy of his 1098 tax form.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
414044316 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The representative discussed the escrow account with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
309059091 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower was provided general tax information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
639054276 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No contacts with the borrower during the review period.
478002195 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The servicer spoke with the borrower about general information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
424200252 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
669452112 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
615158478 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
149730048 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
260245860 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called on 8/XX/18 to review the account and order a monthly statement.  The servicer changed the reserve requirement and completed the analysis.  No other contact during the review period.  Performing loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
123020772 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
437754828 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Per last borrower contact, borrower called in because of misapplied payment and was told where to send payment research request
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
961285332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Minimal contacts during the review period.  Performing loan with one late in 7/XX/30/XX/13/18 to ask for a payment.  The call was disconnected before the payment could be taken.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
587205024 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called to get insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
552219534 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called in to make a payment and inquire about the unpaid balance and current interest rate.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
560277588 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2012.  A motion for relief was filed 01/XX/2017.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
942095781 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         09/XX/16 borrower called verified property was tenant occupied, and was transferred to Post-Modification Department;
                                         No phone conversations with borrowers or authorized 3rd party since then;
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
661947584 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 08/XX/2012.  Prior Chapter 7 dismissed on 12/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
389014332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
947290932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
968662380 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower inquiry in regards to letter received in the mail.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
503539272 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: The property is locate din a natural disaster area due to Hurricane Irma in 09/2017. There is no evidence noted to suggest that the property was impacted.
308996352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2010 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
740233788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
832346928 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
451759630 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  An incoming call was received regarding a duplicate 1098 tax form that was ordered.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
606627252 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The servicer made a collection call to the borrower and advised of the total amount due, negative credit reporting, and late fees.  The servicer also advised that collection activity will continue up to foreclosure.  The borrower made a commitment to make a payment today at the branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
959028156 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called in regarding modification documents and the call became unresponsive.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
322221060 1       [1]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                  insurance claim and    Spoke to borrower who advised that repairs have not been completed, requested the adjusters report to see total claim. On funds held by servicer 11/XX/2016 borrower stated that contractor has not started until plummer is finished, asked for the bid and w9.
                  with indication of     EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  related contractor bid REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                  repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A property claim was noted
                                         as opened on 02/XX/2018.  The borrower was informed by letter of the contractor documents needed on 06/XX/2018.  The borrower was contacted on 08/XX/2018 and stated needs more time to decide on a contractor.  The borrower noted on 09/XX/2018 the repairs were not completed and was advised the adjuster's report was needed to see the total claim about for funds to be released.  The details of the damage and claim were not provided.  Property repair is in process.  The property condition is
                                         UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
690572376 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
260403957 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Borrower called about modification package.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
806017464 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
890153796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
701299368 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On further communication  6/XX/2018 spoke with borrower and discussed workout options on loan.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2015.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower called in to dispute balance on loan.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
768712392 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
899739960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
322410984 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower stated they made a payment today but does not know when the 09/2018 will be made; borrower referenced being out of work due to an illness and stated will be applying for a state assistance program.  The agent advised the servicer also offers short and long term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
899020248 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Borrower called with question regarding the increase in line and credit and refinancing options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
251939184 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
846781152 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  The comments indicate the borrower called in and the agent provided basic account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: the property was located in a natural disaster area due to Hurricane Irma in 9/2017. no damage to the property was noted.
400989540 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
334826016 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The agent was calling to follow up on the modification request and the customer stated she was not looking for mortgage assistant.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
272112786 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose
                  property; identified   of property; identified and documented.  The date of death is unknown.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
726019476 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called made payment at branch but was applied to the equity loan.  Advised to go back to branch and have them correctly apply.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
166493340 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 9/XX/2017 flagged as a natural disaster relief area, no damages were reported.*** 12/XX/2018 No change in loan status or any new updates. **
125519772 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                  closed                 Commentary states borrower called in regarding statement information. Borrower was informed of the terms of the previous modification.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2016.  The dispute type is Verbal and the reason is Loss Mit
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states borrower is disputing the assistance option of reduced principal on modification. Borrower was provided with a explanation of the terms of the modification and additional explanation of incentive reduction.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
451089492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The borrower states was declined for modification and has a hardship, but not a financial hardship. Representative advised borrower can appeal the decision if chooses or reapply if has financial hardship. Representative also advised we take into consideration the mortgage payment when deciding on the loan and that other debt will have to be handled with other lenders.
                                         Representative advise of the next follow call.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
187172558 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
353088708 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The further communication  borrower called in regarding the year end tax statement.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Written and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a written credit bureau dispute on 04/XX/2017 regarding the last payment date and the date opened.  The account was updated and additional information was provided.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
273900396 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
547295265 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
688384536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
645811572 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Borrower called to confirm payment was received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
870671592 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
920971464 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
327588912 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
466813200 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The further communication  borrower contacted the servicer and discussed home retention options.  The borrower advised that they would call the
                  from mortgagor         servicer back to complete a financial interview.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2016.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  credit reporting updated from dispute
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
554777808 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower was upset that their modification letter stated they cannot assume the loan for 4 years.  They declined to be transferred to the assumptions department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
343935603 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On
                                         04/XX/2018 the borrower spoke with an agent and discussed the current payment and discussed the payment posting information, the agent also discussed the next payment due date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
422700852 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
709795968 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 01/XX/2018. There is no evidence of damage to the property.
635336460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
132237084 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On
                                         08/XX/2018 the borrower spoke with an agent and updated the contact information on the file. The agent also reviewed the insurance on the loan and advised the borrower to obtain insurance for the home.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
221867811 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
728058660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower wanted to discuss the breakdown of statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
340353804 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
258706476 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
933526443 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called to make payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
299540136 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.
                                         Spoke with Deward Mclaughlin , verified phone #, SSN.# and property address. 11/XX/15
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
387854796 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         Account inquiry, account verified.  Advised of total amount due.  Promise to pay at branch $676.59 on 07/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
173325328 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
700619640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called in to make a replacement payment due to first payment being returned. Servicer advised did not see where first payment was returned.Borrower stated would check with bank. Borrower was provided with  confirmation number for payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
698470500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
611118882 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The
                  property; identified   borrower spoke to the servicer and made a promise to pay on 07/XX/2017.  Borrower is deceased and Executor/XX/2/12 with no
                  and documented         date of death given.
928118604 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Call and spoke with the borrower and advised that their payment is late.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
802967880 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
765423708 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
397331004 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Account inquiry, verified account.  Property is owner occupied.  Advised of total amount due and asked for payment.
                                         Attempted to update occupancy call disconnected.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
648680424 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
115063956 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Borrower called regarding the year end statement. Servicer provided number to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
129338244 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called the servicer and was provided with verbal tax form figures.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
451159464 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower called in and agent fully verified borrower. Agent advised borrower of total amount due, HUD#, and asked for payment. Borrower called in wanting to know what options are available for assistance, agent provided long and short term options but borrower did not advise if he would call back to update financials. Borrower then stated that he was dissatisfied with information provided in order to start loan modification
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
888984264 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Authorization received to speak to 3rd party regarding account. Provided payment and escrow breakdown. Discussed increase in escrow payment. Discussed escrow shortage. Advised customer of new payment amount.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
214591416 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
729458100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
544232220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
723090648 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.
                  property; identified   Borrower inquired about assistance options  Borrower is deceased and Executor/Heir exists to dispose of property; identified
                  and documented         and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: No change in loan status, and no new updates.
590863560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2010.  A motion for relief was filed 08/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
801539256 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called 5/XX/2018 and promised to pay $7283.20 at the branch; payment was short by $17.48 and the borrower made up the difference on 6/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2010.  A motion for relief was filed 11/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
833336532 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
210985572 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
316773240 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Per last borrower contact, borrower wanted to verify amount and sending in proof of water bills.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
891131738 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
886915092 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 12/XX/2010.  The proof of claim was filed 08/XX/2009.  Chap 13 BK Dismissed
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
402459750 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
815616844 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Servicer discussed  payment and fees assessed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property is in FEMA disaster area 09/XX/2017, no evidence of damage.
516058389 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
666573336 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
322867710 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The borrower called the servicer and went over loss mitigation options/processes.  They discussed DIL, SS, traditional sale, and modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
887781213 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
275884812 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
517622868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
682956708 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  On
                                         06/XX/17 borrower called to get monthly payment amount.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 11/XX/2009.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
203358624 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower committed to making a payment in the amount of $2972.67 effective 08/XX/2018 using Home Banking.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
364004340 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
267746440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Servicer confirmed payment posted, discussed next payment due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
742570296 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
191963184 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
330956901 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         borrower had questions for insurance, also NACHA disclosure provided.  Discussed payoff process.  Borrower requested an escrow analysis.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property is in a FEMA disaster area, but no damage noted to property on 9/XX/17.  Borrower is current with payments.
677328960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
768552456 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
645611652 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
504159148 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Provided information on paid tax bill. Bill faxed and disclosure read.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in an area impacted by a natural disaster per notes on 10/XX/2017; no damage reported.
564633531 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
609549039 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The comments on 09/XX/2017 referenced the property was located in  FEMA zone. No sign of damages.
972800724 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower called to request PMI be removed from account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
871651200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Spoke to borrower about escrow and payments.  Gave breakdown of both, and discussed escrow shortage.  Gave borrower information on modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
250399800 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
602249004 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower verified their information and inquired about the status of their lien release.  The call was then transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
847880390 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  previous Bankruptcy
                                         7 ... case E 10-67709...filed 03/XX/2010 ... discharged 07/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
871565652 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
611905140 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
979960800 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
833416500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower called 1/XX/2017 to make a payment in the amount of $11561.80 effective 1/XX/2017; property is owner occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2013.  A motion for relief was filed 10/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
748545138 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower made a commitment to pay $922.77 on 12/XX/2018 and stated an oversight as the RFD.  The borrower declined assistance options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
310575726 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower made a payment int the amount of $1537.15.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
111785268 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called in to discuss their account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: No contact with borrowers during review period.  Loan has remained current. previous modification was completed.
                                         No skip trace performed as loan is current.  Claim for damages closed 8/XX/2018 as all funds for claim disbursed.  Claim was for fire damages in total amount of 204514.86.  There are no clear comments that repairs completed but claims cases closed with full disbursement made.
403383864 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
530378784 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
100189908 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The representative discussed insurance related issues with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
718771248 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
574477020 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
708356544 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower inquired about HELOC
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property is in FEMA disaster area 06/XX/13/2017; no evidence of damages.
415833662 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The customer processed a payment and advised the agent that their credit cards had been compromised and is working on them, but can make payments out of their checking account. The a3p advised that they were not the authorized signer on the account and put the authorized borrower on the phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
793872324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in to make a payment in the amount of $1770.32.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
193870611 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Last spoke to the borrower on 8/XX/2018 when they called inbound to discuss the loan and discussed general payoff process/information on the loan
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
183316644 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
227608923 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The further communication  borrower called in to discuss a refinance and was transferred to that department.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower initiates a monthly dispute stating the account status and reporting are incorrect beginning
                                         02/XX/2015.  The most recent dispute was received on 09/XX/2018 and the account was deemed to be accurate and a response was sent to the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: No change in status or no new updates.
501799815 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The customer called in and authorized the servicer to draft a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
500699640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
136612672 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  The borrower was provided basic account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
888302304 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Comments from 3/XX/2018 indicate borrower called in and setup a payment over the phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
189512090 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower spoke to the servicer and was provided with insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
561295392 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
246431388 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
329468160 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
670652928 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The
                  property; identified   authorized user called in to make payment in the amount of $1967.84 effective 08/XX/18.  Borrower is deceased and
                  and documented         Executor/XX/19/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
739174212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Discuss loan status
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
594200574 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to obtain their insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
142835715 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 9/XX/2017 Natural Disaster referenced, no damage noted.
392143080 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower verified their information and wanted to confirm their most recent payment had been received.  They were advised they were still due for March.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
914044236 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The further communication  borrower called regarding the account and was transferred to online banking.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the account status and credit reporting. The account was reviewed and the payment history was found to be incorrect.  The account was updated.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
838484472 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called to get mailing address to send in payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
917962668 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 11.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2010.  A motion for relief was filed 09/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
563044692 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
759216192 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  On
                                         1/XX/2017, the borrower called in and was transferred to customer service to get a copy of the land survey faxed to the local branch office.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
335365800 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
286685280 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Spoke with authorized person stated a voided check was sent in with the modification package to start auto withdrawal, representative did determine the auto pay was not set up. Borrowers completed pay by phone dated for 08/XX/18 in the amount of $1246.30
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
477284524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
586095468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
290731842 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
467083092 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in regards to equity and the HHF program. It appears the borrower may have been transferred to the incorrect department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
385955556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower is calling in to IVR to make regular payments and loan is not delinquent as of the close of review 9/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2008.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
278768448 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called on 03/XX/2018 to discuss next due date and pay history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
711465300 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower advised  that she will make a payment for May 4/XX/26/XX/28/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
451929156 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Last spoke to borrower to discuss the modification agreement and informed borrower that the modification was denied.
                                         8/XX/2018 Borrower has been making regular payments on the loan through the IVR and do not see that the Servicer is attempting to reach customer
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
944242152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower contacting lender for loan status. Lender processed an electronic payment. Loan is currently due for 11/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
117373032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called advised harship resolved and no longer needs assistance will make payment on time. Forbearance cancelled.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
825739572 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower was provided general escrow information on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
539873964 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called 9/XX/17 with concerns about the forbearance/XX/08/XX/20/XX/13/2017 stated the property was located in a FEMA zone. No sign of damages.****No change in status or no new updates.
878668392 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                  closed                 Borrower called in with questions concerning the modification recast paperwork they had to send back. Representative explained the details.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Loss Mit
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the permanent modification terms, notary services, and incentive bonus. A copy of the Modification Agreement was mailed to the borrower on 04/XX/2018.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
950439672 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  It appears on 09/XX/18 borrower called in requesting a document. The representative advised the caller of the hours of operation and advised them to call back.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Federally declared disaster comments noted on 10/XX/2017, however; there was no evidence of any outstanding property damage on file.
696551268 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2015.
                                         Borrower contacting lender for loan status. Loan is currently due for 11/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
898864044 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
739793964 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called in to discuss Lender Placed Policy.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
826627329 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called in and agent discussed "Recast".
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
451399702 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
372510936 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Natural disaster comments noted on 10/XX/2017, however; there was no evidence of any outstanding property damage on file.
674779980 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower called in and made payment in the amount of $2100.48 to be drafted on 2-28-17. Agent provided confirmation and callback number
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
372151083 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
716171352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Lender sent step rate change letter to borrower effective March 2018. Loan is currently die for 11/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
522547743 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Borrower called regarding insurance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
119302260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The customer called and make a payment in the amount of $760.52.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
123110736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
679064160 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
184276260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
372251040 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The further communication  borrower made payment of 1682.69.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2015.  The dispute type is Written and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower initiated an ongoing dispute regarding the modification payment history and current balance.
                                         The most recent dispute was noted on 08/XX/2016 and the modification terms were updated to the reporting.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
544402152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
431837196 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower requested total amount due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
901439280 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower called in to see if assistance was being offered because of a recent hurricane; borrower reported no damage except being out of power for a few days.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2007.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
108526572 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
228598524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
433316604 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Representative advised borrower account is current and the balance due $0.00 for the month of March 2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
700071996 3       [3] Comments Indicate  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Foreign National       PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The
                  [3] There are          borrower called in to discuss the account and was provided the next due and balance information.  The servicer also provided
                  indications of fraud   the current interest rate and escrow balance.
                  on the loan.           EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Written and the reason is Identity issue.  The dispute is not resolved and the status indicates Servicer responded within 60 days and mortgagor still
                  [2] Written Dispute -  questioning servicer.  The borrower was disputing the inaccurate social security number and provided a tax identification
                  Servicer responded     number and unable to verify identity.   The commentary dated 11/XX/2017 states the borrower was a resident alien at the time
                  within 60 days and     of origination and did not have a social security number.  A tax ID number was used at that time in 2006.  The borrower
                  mortgagor still        completed a modification in 2011 providing a tax ID number to verify identity and was advised the number is different than
                  questioning servicer   the one provided in 2006. The most recent comment states the issue was not resolved.  No further activity was noted
                                         regarding resolving the identity issue.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
487511244 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
529528104 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower made a payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.  BK status approved
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
651119448 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Verification that the recast letter was received occurred.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
136945203 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Borrower made a commitment to pay the total amount due on the loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
709336152 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  A
                  property; identified   borrower called on 07/XX/2018 to advise the other borrower had passed away.  Borrower is deceased and Executor/Heir exists
                  and documented         to dispose of property; identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
992202960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
924070224 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Borrower made a payment in the amount of $72.35 effective 04/XX/18.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
294552132 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in and made payment of 1209.28.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
737484888 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
121337865 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  closed                 Borrower called in to inquire about loan status and how payments for April, May and June would be applied. The servicing agent advised borrower that payments in question were applied as regular payments. Servicing agent also informed the borrower that the forbearance was for September 2017 to March of 2018 and payments for April to June were regular payment and July to August were trial payment months. The borrower authorized payment in the amount of $170.00 for 10/XX/2018.
                                         Talked to borrower on 12/XX/2018 -- confirmed receipt of payment
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Verbal and the reason is Billing
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower verbally disputed total amount due.  Payment history was reviewed.  No further follow up on the matter.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
955827516 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
747825210 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called to verify additional principal amounts were posted correctly.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
796111428 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
382211775 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
419832000 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2012 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
100259880 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Borrower states that he will transfer his payment from his bank because he does not like his payment to be processed over the phone. He has had a bad experience.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
249910008 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property in FEMA disaster area 09/XX/2017, no evidence of damages.
123417657 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                  closed                 Borrower called in due to express dissatisfaction with credit reporting.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Verbal and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was dissatisfied with credit reporting. States was not reporting to the credit bureau.  The borrower was advised is not reporting due to discharged chapter 7 bankruptcy.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
955097808 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called in with concerns regarding the late charges that are on the account. Borrower made a phone payment in the amount if $801.20 effective 08/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
281187480 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: The check for$5,739.97 is being sent in for approved endorsement per notes dated 09/XX/2018.
706017483 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower stated they would be making their payment at a branch today and wanted to know if they would be getting a late fee.
                                         Late waivers due to holiday are usually noted on the account and they did not see it so they called to make sure they will not have a late fee.  The servicer also went over general account information with them.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
636045480 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called about mail being returned he states he was having issues with the post office . He will speak with them again.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
498760416 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower promised to pay $3,442.18 by 01/XX/2018 and discussed the grace period.  Owner occupancy was verified.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
692560737 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
991923072 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Borrower called in and stated shouldn't be past due on the account due to making the payment every month. The servicer
                  [1] Written Dispute -  advised the payment didn't cover the entire full payment.  The borrower will send in additional funds online to cover the
                  Servicer responded     shortage for February and make the March payment.
                  within 60 days and no  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Written and the reason is Payment further communication  Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication
                  from mortgagor         from mortgagor.  The borrower was disputing the account status and payment rating.  The research revealed no findings to correct.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.***12/XX/2018 No change in status or no new updates.
776929104 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
689694012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower called in to make payment in the amount of $858.51 via web. Borrower stated that they received email regarding previously scheduled payment that did not come out of his bank account but borrower did not have confirmation number from previous transaction
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
964963860 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
629198220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
893762352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
963584412 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower spoke to the servicer about regular documentation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
429558108 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Loan has been performing throughout the scope of the review period of 11/XX/2015 to 9/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
226739268 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Borrower wanted to be transferred to bankruptcy department
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.  A motion for relief was filed 01/XX/2018.  Chapter 7 closing validation checklist
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 01/XX/2019-No contact was made within the review period.
841901586 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
311187552 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
924265110 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Spoke with borrower who stated was in a natural disaster area and was told payments will be put back at the end of the loan.
                                         Borrower is upset since account is still past due 2 months and was declined for a Modification. Agent advised  will escalate emails sent to Team Lead.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
767412912 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
333866400 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called and requested that we stop the recorded call.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
122351040 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
744262176 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Went over balance with borrower and gave estimate payoff 165084.94 1/2017.  Borrower called in to have modification documents faxed over.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
403498536 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Borrower called advised loan is in foreclosure no sale date. Confirmed RFD long term, asked for payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
369146156 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
218291268 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
324217575 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
167882820 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Borrower called in, fully verified and advised that collection activity including late charges and credit reporting will continue until account is brought current. Agent advised of total amount due and asked for payment. Borrower advised that they will make payment in the amount of $1020.78 on 3/XX/17 and $1020.78 on 4/XX/17. Borrower then stated that she was not aware that account was behind 2 payments and that she will make March payment by 4/XX/17
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
296121504 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
687894732 3       [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damage remains         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                  indication covered by  Borrower called regarding insurance. Servicer advised new policy has been received and lender-placed policy has been
                  insurance sufficient   cancelled.
                  to cover repair        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower noted on
                                         07/XX/2018 there is a leak in the roof and there are water spots on the ceiling.  The borrower was transferred to new claims.  No evidence claim was filed or damages repaired.  Property repairs have not started.  The property condition is
                                         UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
317008296 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Borrower advised that they would make a payment today in the amount of $763.71.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2008.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed 10/XX/2008.  A motion for relief was filed 05/XX/2009.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
990303720 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
422265530 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Representative discussed the options available. Borrower is interested in a modification due to the credit impact associated with the modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
603319662 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
984343092 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
377648880 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
524220228 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On
                                         11/XX/2018 the borrower spoke with an agent and stated that they were ready for an inspection for the property.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
318172680 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower was provided with insurance information and the fax number to the insurance department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
753778368 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Loan is performing and has been through the scope period of 10/XX/2015 to 9/XX/2018. On 8/XX/2018 Borrower called to say that they did not receive statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
459146268 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called for information on a late fee balance that shows on the statement. Representative explained to the borrower has $0.00 late fee balance and informed the borrower that there is a fee balance due of $17.50 for an inspection fee.
                                         Representative confirmed the payment amount.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
517426494 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
868242564 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Agent fully verified borrower, advised of total amount due and asked for payment. Borrower declined to be transferred to cell phone automated system. Agent processed payment in the amount of $867.84 to be drafted  9-15-17. Borrower was provided with confirmation and call back number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
957736752 2       [2] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and     BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                  mortgagor still        Borrower called in regards to the yearly insurance payment.
                  questioning servicer   EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is not resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer.  Borrower disputes inaccurate information
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
243982368 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Borrower called representative asked for payment borrower stated always mail payment on the 28th for the next month.
                                         Representative stated had not received payment , borrower said will confirm with bank on Monday
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
261365412 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
672310968 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Commentary dated 5/XX/18 indicates borrower contacted concerning loan status and modification docs to be signed and returned. Further indicates mod signed docs received on 5/XX/18
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017 and noted on 09/XX/2017.
259086324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                         ADDITIONAL INFORMATION: NA
122267772 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
753969176 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
799160208 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
975399684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower spoke with the servicer and was provided recast information and the recast department information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
353248644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower spoke to the servicer and was provided principal balance, last payment/next due, current rate, and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
371791224 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The agent discussed escrow shortage and asked for payment. The borrower stated that they have reached out to the collections department and may be able to give them options outside of hardship options. The agent also ordered a field inspection due to the borrower stating that the property was tenant occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: Property is located in area that experienced a Natural Disaster dated 09/XX/2017 with no damage mentioned in notes.
267163092 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called on 09/XX/2018 to confirm their payment was received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.  Bankruptcy filed 3-XX-12, discharged 7-XX-12,  and closed 10-XX-12
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
639174432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  CRM called borrower to discuss escrow status, provided contact information and advised that borrower would need to contact escrow department regarding escrow questions.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.  Ch.7 bk filed 7-XX-10, discharged 11-XX-10 and closed
                                         11-XX-10
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
814448547 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
966243348 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower contacting lender for account status. Loan was modified March 2017. Loan is currently due for November 11/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
325759644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower contacted the servicer about getting an estimated amortization schedule for recast.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
498420153 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
539762026 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
585385752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
155568880 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The customer called and requested the loan history from 1/XX/2019 to be mailed to them
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2015.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
215086974 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Spoke with borrower provided HUD number per caller request. Updated reason for default confirmed short term Processed a phone payment in the amount of $1,934.98 effective date 09/XX/2018. Borrower advise ususally makes payment on line having issues. Wanting to make payment  over the phone. Process payment at request of customer.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
402259532 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         10/XX/17 Borrower called complained about customer service.  Lender apologized.  He wanted to know if he could not have a late fee assessed one month, Lender advised no but that it would not affect his credit.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
703248588 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  The borrower was contacted for payment and stated would pay $1676.41 on or before 05/XX/16 to bring account current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
443992332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower called in to go over amortization document he received. He also wanted to know what would happen if it wasn't signed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
513954336 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
570981516 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called in to customer service to discuss payment amounts and posting and escrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
991603200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower provided authorization to speak with counselor. Counselor stated borrower was informed of ability to obtain verbal reinstatement figures. Servicer advised can obtain over the phone when loan is within 7 days of sale date. Counselor advised borrower requested reinstatement to be mailed or faxed, but has not received it. Servicer submitted request to have reinstatement sent to borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
755217792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower made a promise to pay dated 4/XX/2018 and they also advised they will bring the account current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
523760412 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower was asked about payment and borrower was under impression that the payment was already made or scheduled. Borrower was advised that there is a payment scheduled for today in the amount of $1,645.08.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
777644440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
340753644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
967393251 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
803958288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  It appears the borrower called on 08/XX/18 in regards to the execution of Re- amortization Documents. It appears the borrower was transferred to the Home Retention and the call was disconnected.  No additional collection notes found.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
112604940 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
123540564 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                  closed                 Borrower informed the agent that she made a payment in the amount of 1589.70 on 12/XX/2017. This payment was for 12/XX/01.
                                         The payment made on 01/XX/18 should have posted for 02/XX/2018. The borrower shouldn't have been charged a late fee. The borrower did not agree with the fee.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Verbal and the reason is Fee
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing a misapplied payment.  The servicer explained that due to the way the payment was made, the amount was applied to principal.  The borrower needed to call back to have the payment and fees adjusted.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
466013520 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The
                  closed                 borrower was contacted regarding the fee dispute and was advised of fees assessed during the foreclosure between 05/XX/2018 and 06/XX/2018.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Fee
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower is disputing fees on the account.  Borrower was transferred to customer service to discuss stating does not know what the fees are for and does not want to pay the balance. One inspection fee was noted as waived on 07/XX/2018.  The borrower was advised on 07/XX/2018 that fees were assessed due to the foreclosure.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2011 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
825127479 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower contact in regards to scheduled payment and when should payment clear.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
488180472 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called to check that permanent modification documents have been received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
752578848 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
671271384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Discussed terms and conditions for loan modification, but not notes that a modification was established.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
993061348 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
661735200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Comments from 9/XX/2017, indicate borrower called in to express that they are dissatisfied with special forbearance terms and options. Borrower did not file complaint.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
412175064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         3/XX/2017- Bwr called in to confirm that the additional pmt made in Feb went towards the principle balance as she stated her records does not show that it did, bwr was advised that pmt went toward principle and transferred to customer service
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
706919301 3       [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damage remains         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The indication covered by  borrower verified their information and made a payment of $954.60 over the phone.
                  insurance sufficient   EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Credit
                  to cover repair        Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed late payments from 2012 on credit bureau. Servicer researched and found late payments
                  [1] Written Dispute -  to be valid. The credit correction request was noted to have been denied.
                  Servicer responded     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  within 60 days and no  FORECLOSURE: No evidence of current foreclosure activity.
                  further communication  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  from mortgagor         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Claim filed for unspecified damages and noted on 06/XX/2018. Borrower called 06/XX/2018 and stated she has claim check that needs to be endorsed. Servicer opened claim and advised of procedure.  The claim was to be monitored due to the account being delinquent at the time of the claim.  There is no evidence of the claim check being received or repairs completed.  The details of the damage were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: No change in status or no new updates.
459454051 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.
                                         Borrower transferred to the military assistance team.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
968992248 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
338354604 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
502049100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
267692880 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         07/XX/2018: borrower called to make sure Servicer received the signed modification documents.  Servicer advised documents had been received and that the loan is going through the closing process.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
913674384 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Servicer called for payment on account. Borrower advised they are aware of modification decline.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damage. **12/XX/2018 No change in status or no new updates.
844292148 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
399240240 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Comments show borrower called in to check status and payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
124530168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Most recent conversation with borrower was borrower requesting payoff - loan is performing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
982216956 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2017 and there is no evidence of reaffirmation.  Discharged chapter 7
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
438944352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
427908768 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called regarding payment increase. Servicer advised increase is due to change in escrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
762894720 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
812177532 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Status update. Borrower stated would make payment at branch office. Provided information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
874929888 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
319842012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Outbound collection call - borrower paid late due to not being home to receive the notice of the payment increase.  Promise to pay made for 09/XX/18.  Short term and long term options discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
273400596 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
885085824 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
366153480 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
553088676 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
129308256 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
934456545 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
386702644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
568666244 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
546411348 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The
                  closed                 borrower called in to dispute misapplied funds and requested an adjustment to the account and to the credit reporting.  The adjustment was scheduled to be completed on 11/XX/2018.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Verbal and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in to dispute misapplied funds and requested an adjustment to the account and to the credit reporting.  The adjustment was scheduled to be completed on 11/XX/2018.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
239894004 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called for assistance due to loss of job
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
860385708 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
958226556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Servicer provided general tax information
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.  Loan is exiting for modification
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
370561716 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
653234670 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Borrower called in with question regarding fees. Agent provided Fee Script, consent received to charge fee"
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
678078660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
407446956 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                  further communication  Borrower called into check missing payment call transferred.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2016.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower initiated an ongoing dispute regarding the account status and payment rating.  The most recent dispute was received on 01/XX/2018 and corrected findings were updated.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
531913596 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
918063276 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
318736240 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called in to discuss status of account. Agent provided payment and escrow breakdown, discussed increase in escrow payment and provided an explanation of fees due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
303498552 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
957586812 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
915493656 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
794382120 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called in for loan status.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
275739660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
535878564 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Spoke to the borrower, transferred to customer service for escrow help.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
404448156 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
205767660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower spoke to the servicer and was provided with general information.  The servicer gave verbal tax form figures and ordered a duplicate 1098 tax form
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
141894324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Called borrower and was informed of their commitment to pay $1,430.00.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
299370204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Lender sent payment adjustment letter to borrower for payment reset effective June 01, 2018. The loan is currently due for
                                         10/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
962544828 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
976049424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
141194352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower was decline for modification
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
978460860 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
439254228 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
201519360 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
442722840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
168556282 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         12/XX/2018 - The borrower called in for basic insurance information and was provided the fax number for the Insurance
                                         Department.
                                         02/XX/2018- Borrower called in home is owner occupied- authorized payment for $1119.87 dated 02/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
983636388 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
959436072 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
207337032 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose
                  property; identified   of property; identified and documented.  The date of death is unknown.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
478618476 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
612575496 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
339933972 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
936745152 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/11/XX/01/XX/15/2011
                  property; identified   and there is no evidence of reaffirmation.
                  and documented         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
773170608 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Lender sent borrower step rate payment change letter effective April 01, 2018. Loan is currently due for 10/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
440353788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called and made 833.51.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
861063885 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower contacted lender for loan status. Step rate increase reset notification sent to borrower. Loan is currently due for
                                         10/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
439814004 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
222051144 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
228854220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
233236668 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
785222924 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         05/XX/2016- Borroer called in to make amount for remainder of payment- dissatisfied with previous experience- rep waived fee.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
463694448 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.  Comments dated 7/XX/2011 indicate bankruptcy Discharged without Reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
402079104 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
466181352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Borrower called in stating she received a notice that her property was in foreclosure.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
507746820 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Borrower called and was transferred to the Refinance area.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
222331032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called the servicer and was provided with basic insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
672840756 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
475024976 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
293492556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Borrower states that a payment was made on October 8th but it isn't showing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
708971640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
770301756 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
348260640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in to confirm their promise to pay dated 9/XX/2018. The borrower confirmed the property is owner occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
451889172 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower contacted lender for loan status. No payment made. Loan is currently due for 11/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
446081496 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
394392180 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Spoke to borrower about short and long term options turned in a request for late charges refund due to excellent payment history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
586455324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower spoke to the servicer about general information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
145161912 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called to make a payment by phone. Borrower had questions about escrow and to see if payment can be decreased.
                                         Representative transferred the borrower to Customer Service to further assist.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on
                                         04/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
204549082 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The authorized signed called in to obtain verbal verification of mortgage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Per 03/20.2013 note, this loan was identified as a loan  awarded a cash settlement as part of the
                                         January 2013 settlement to conclude the Independent Foreclosure Review (IFR). The amount of award was determined by the federal regulators and starting in April 2013 payment will be sent by the Paying Agent Rust Consulting Inc.
903028644 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower states that they will make a payment at the branch in the amount of $1370.84.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Noted 09/XX/2017 property damages due to hurricane Irma - claims check in the amount of $16556.65 received and endorsed. Notes indicate roof leaking; no current comments to indicate damages or claim are still open.
135965592 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called in to find out more information about a recast notice that was received
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
687172512 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The
                  property; identified   borrower updated the contact information, received the payment mailing address and ordered a statement.  Borrower is
                  and documented         deceased and Executor/XX/07/XX/24/XX/20/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
815283756 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
715643628 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
662414928 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on 01/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
459954000 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
161453853 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
427758828 1       [1]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On
                  insurance claim and    10/XX/2018 the Servicing agent sent a check made payable to the borrowers in the amount of $29187.50 to the borrowers via funds held by servicer United Parcel Service.
                  with indication of     EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  related contractor bid REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                  repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  There was roof damage to the property per comments on 11/XX/2017 due to Hurricane Irma.  Claim funds in the amount of $76250 were received on 05/XX/2018. The borrower stated had already come out of pocket for some repairs.  Comments on 07/XX/2018 indicate that the repairs are 45% completed. The final inspection was requested on 09/XX/2018, but there is no evidence that it was completed.  The damage repair amount is estimated at $76,250.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on .
167862828 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
134236575 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called to make a payment over the phone. Borrower stated reason for default was reduction of income due to business was slow. The borrower set up payment arrangements to being the account current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
533666448 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Spoke to borrower states all is well he is happy with modification he has another loan with a another bank wanted to know if bank would buy it gave borrower to refinance department
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
933456468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Called borrower informed of their commitment to pay $1,562.11 02/XX/2017 dropped off at branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
812005068 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Borrower advised that the payment was already sent in.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
973220556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower stated that she is no longer interested in loan mod.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
830557644 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The further communication  borrower called in and was transferred to collections.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2015.  The dispute type is Written and the reason is Loss Mit
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The comments state that borrower earned three years of incentives and is to earn another incentive by the trial anniversary period.  The next incentive is 02/2016.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
179034186 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
703918324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to make a payment of 1158.27.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
667792776 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called in to make a payment in the amount of $2033.98.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
573120660 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
272810832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
573592635 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower made a promise to pay by making the payment at a branch the next day.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
212664900 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
379022094 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The further communication  borrower called to make the payment.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the validation of the account information.  The dispute was denied due to needing additional information from the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 01/XX/2019-No contact was made within the review period.
276969168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower was advised their permanent modification documents were received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
847790748 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower stated has paid off fees in May 2018 payment. Borrower gave insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
376832313 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called in to ask agent to cancel automatic payment for the following month.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
680277780 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.
                                         inbound call from borrower to inquire on modification status update, loan servicer advised borrower loan mod was denied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
641051764 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in with questions about a recast.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
487894764 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to advise of the receipt of the modification documents and to verify that it did not need to be notarized.
                                         He stated he will sign and return that day.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
800779560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
108656520 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Servicer provided general tax information
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
195241872 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called to get the insurance department fax number
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
337684872 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2016.  The dispute type is Written and the reason is Balance
                  [1] Written Dispute -  dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication
                  Servicer responded     from mortgagor.  Comments indicated there was a balance dispute, however; there was no evidence to indicate the issue was within 60 days and no  still outstanding as of the end of the review period.
                  further communication  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  from mortgagor         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: Natural disaster comments noted on 10/XX/2017, however; there was no evidence of any outstanding property damage on file.
930562776 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
871665132 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called and expressed dissatisfaction regarding escrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
571675642 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower received general loan information
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comment dated  10/XX/16 states the listed bankruptcy information is incorrect and does not belong to the borrower.
334756521 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
338824416 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
797910708 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On
                                         5/XX/2018 spoke to the borrower and advised of the total amount due. Advised the borrower of continuing late charges for late payments. The borrower declined assistance due to the borrower's adult child will be assisting the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
331737252 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
744635529 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
607306980 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  property; identified   Authorized 3rd party called in to process a payment and discuss the current interest rate, escrow and principal balance.
                  and documented         Borrower is deceased and Executor/XX/19/XX/19/18, there's indication correspondence received regarding assumption of the mortgage. 3rd party authorization was granted on the account.
720531672 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
368426300 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
552538896 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
287051292 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
896101416 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Notes indicate that borrower called to go over regular documentation with agent. Agent advised of information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
416548341 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/29/2007.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
576159444 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2008.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
809556048 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
280847616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
605375784 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
231877212 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower was given basic loan information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
104395824 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
818826202 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower promised payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
925724818 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property is in a FEMA disaster area per notes dated 09/XX/2017, no property damage noted.
928658388 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         Borrower was advised their account is current and no payments are due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
265446900 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  On
                                         5/312017 spoke to the borrower who state was unable to locate the modification documents. Borrower requested a copy of the note and loan modification documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
741005892 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower discussed the payment posting information, confirmed the payment was received and discussed the next due date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
122097789 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
900709572 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication
                                         from mortgagor.  The borrower was disputing inaccurate reporting.   The pay history was found to be incorrect and was
                                         updated.  Additional disputes were received with the most recent on 09/XX/2018 where the review determined the reporting was accurate. 12/XX/18 the borrower initiated a dispute stating the account wasn't his/hers and to provide or confirm complete
                                         ID.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
155328928 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                  further communication  Borrower called because of a check that was received, call was transferred to the  insurance department
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Written and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Payment History Dispute
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
945641592 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Commentary states borrower called in to advise of interest in mortgage assistance. Borrower was advised how to proceed with the request.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
500839584 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2006.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2006 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
794150577 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
561717634 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
948050628 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
487764816 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
283216668 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
173440596 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called and spoke to the servicer about "general information."
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is in a FEMA disaster zone due to hurricane Irma in 09/2017.
235825632 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Last contact with borrower is when they called inbound to discuss the loan and discussed cease and desist order.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Contact with borrower is minimal due to cease and desist order and earlier active bankruptcy but now closed and loan is current
245985399 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                  property; identified   Authorized third party called stating mother is the co-borrower who is deceased and father is the borrower who is not
                  and documented         interested in a loan modification or any assistance on the 1st loan. In regards to the Heloc loan, the borrower has signed the newly corrected permanent documents this morning and they will send them via fedex this afternoon.  Borrower is deceased and Executor/XX/20/XX/1/XX/20/16.
332357004 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Thye borrower called had post mod questions call transferred.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
340953564 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
428438556 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                  property; identified   Borrower made a promise to pay in the amount of $1783.61.  Borrower is deceased and Executor/XX/02/2013.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
812744772 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
666183375 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Agent placed outbound call to borrower, provided mini miranda, privacy statement and asked for payment. Borrower stated that she will call in payment on the 17th of the month and agent advised that payment would need to be in by the 16th to avoid late charges. Agent then advised of short and long term goals.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments on 6/XX/2018 referenced Hurricane disaster, however; there was no evidence to indicate any outstanding damage on file.
332793428 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
879644036 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
132257076 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
978278532 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
552838776 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
563123682 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
611337708 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
243412596 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2007.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2008.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property is located in a natural disaster area.  No property damage was cited.
717782772 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
605358904 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
292672884 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
521761212 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The servicer provided the payment and escrow breakdown.
                  [1] Verbal Dispute -   EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Verbal and the reason is Fee
                  Servicer responded and Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called
                  appears issue is       in to discuss the charge related to debris removal dated 04/XX/2015 for $510.00; stating that the property was never vacant.
                  closed                 The agent advised that is was actually a citation for the bank for not registering the property that is in foreclosure by the county.  The coding was adjusted and the fee was waived on 10/XX/2017.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 06/XX/2018 reflects that the property was located in a FEMA hurricane disaster area.
                                         **12/XX/2018 No change in loan status or any new updates.
285371460 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
213874416 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
110157964 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
359156282 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called in to make payment by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: A Chapter 7 BK was noted on 5/XX/2011. However, there are no other notes regarding the BK filing or status of the BK.
570821580 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The servicer called and spoke with the borrower and advised of the total amount due and asked for payment. The borrower stated
                                         that they will make their payment on Friday. The borrower verified that the property is owner occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
387184512 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Inbound call regarding modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
270121908 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Comments from 9/XX/2017 indicate borrower called in to confirm email address to submit insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
441143472 2       [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                          12/31/2018
                  Bankruptcy             PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT:
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
552728820 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Representative called borrower to collect past due payment. Borrower declined to commit.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
192442992 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                  property; identified   Executor/XX/14/XX/31/XX/19/XX/19/2010.  Discharged bankruptcy
                  and documented         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
652419490 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
160095936 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/13/XX/13/2016.
                  [1] Mortgagor Deceased
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  and documented
799140216 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
563964324 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         12/XX/2018 Commentary states call was in reference to a payment. Borrower made a commitment to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
202468980 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called in with questions concerning incentive. Servicer answered borrower's questions.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
472681092 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Last contact with the borrower was on phone call to borrower to review status of the loan and collect payments. Last contact was letter sent out to borrower regarding escrow account
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
266883204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called to discuss account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.  Comments on 7/XX/15 indicates bankruptcy was discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
301939176 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower was advised to keep making payments until they are able to assist borrower with the past due amount.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
516179352 2       [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  requested within the   PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called to make payment and request pay plan application.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
239444184 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
858116616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
419941956 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
635795580 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
297900792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Per the last borrower contact, borrower called in and informed of commitment to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
349909980 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
702109044 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
667973196 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
632506896 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower requested a pay plan application, discussed payment adjustments and posting information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
195780836 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower called the servicer and was provided with principal balance, last payment/XX/17/XX/19/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
266073528 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower is called monthly to remind of the payment but borrower is rarely contacted. On 4/XX/17, borrower was 3 months delinquent.  A permanent modification was completed prior to the review period.  Most-recent contact was made  on 12/XX/17 to collect the November payment .  Borrower advised that business has been slow and has applied for social security supplemental income.  The payment collected on 4/XX/18 was returned for insufficient funds.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
738784368 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
770841540 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         Borrower called to inquired about payment and stated amount should be adjusted due to recast and verified property is owner occupied. Agent transferred borrower's call to special loans for further assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma in 09/2017. There is no evidence noted to suggest that the property was impacted.
635455716 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called in inquiring about short sale options. Advised we need to do a financial interview. Borrower stated is at work and will callback
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
281563676 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/23/XX/11/2012.  The
                  property; identified   chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is
                  and documented         discharged.  No discharge date provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
500369958 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
656273748 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2013.  Discharged bankruptcy
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
647015292 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called the servicer to find out their first trial payment date.  They also discussed a letter the borrower received
                  [1] Written Dispute -  about $5000 reward.  This is an incentive that the borrower can receive after the sixth year of the modification they
                  Servicer responded     received.
                  within 60 days and no  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2016.  The dispute type is Written and the reason is Credit further communication  Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication
                  from mortgagor         from mortgagor.  The borrower disputed their credit reporting.  There were no findings.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
930137796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
272570928 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The further communication  borrower called in to confirm the payment was received and no late fees were assessed.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The customer stated inaccurate payment information was on the account.  The servicer researched and modified the corrected findings.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
210947802 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
991921576 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
847830732 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/10/2018.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
797340936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
344702064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
675129840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The customer called in to discuss the increase in escrow payment. The agent provided the payment and escrow breakdown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: This loan was awarded a cash settlement as of the January 2012 settlement to conclude the
                                         Independent Foreclosure Review.
762683724 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Borrower called about the short sale process. Representative explained that would put the property on the market for market value and once there's an offer that would submit an equator website. Representative also explained that the offer will determine if will receive 1099A or 1099C which the 1099C would be a cancellation of debt and the 1099A would be form that would have to file taxes on income.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
418232640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
259818026 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower verified their information and discussed the modification process.  They stated they would call back with financials.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 12/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
210595728 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called in to know amount due to bring account current, provided TAD, borrower stated will make payment at the branch tomorrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
736605240 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower made a payment in the amount of  $1084.73.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
471681132 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called customer service and requested loan history from 01/XX/2018 be faxed.  Borrower had been called on
                                         09/XX/2018 and had brought loan current stating wasn't aware one payment had been skipped in April or that escrow had increased in July.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
595581672 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
995390882 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
911415288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
103195872 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower called in and was advised of total amount due. Borrower advised that he made payment thru IVR system. Agent advised that the call was made before payment was posted
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
252309036 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Discuss status of loan
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane Irma 09/XX/2017); no damage reported.
651273948 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
661133880 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
343482552 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called to make a promise to pay in the amount of  $1474.27 on 02/XX/2018 at a local branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
727089048 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower advised they had brought the loan current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
416258370 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
650014992 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in to discuss homeowners insurance and stated made an online mortgage payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
894831924 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.
                  closed                 Borrower called in because he was upset about the payment increase. He states that he is not going to pay the increase.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2015.  The dispute type is Verbal and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed his payment increase from $333.57 to $683.13.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
663434520 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Comments from 8/XX/2011 indicate modification completed effective 7/XX/2011 payment. Comments from
                                         3/XX/13 indicate this loan was part of an independent foreclosure review settlement. Federal regulators determined dollar amount and payments starting 4/2013.
805967760 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
234116316 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
903609242 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                  closed                 Most recent contact with borrower was inbound call.  Borrower confirmed property is tenant occupied.  Borrower stated
                                         servicer had incorrect mailing address - borrower issued dispute of credit reporting late payments.  See dispute noted in dispute section.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Verbal and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in regarding credit reporting and disputed late payment.  Mailing address was incorrect. This was researched and resolved.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
536295396 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property is in a FEMA disaster area 09/XX/2017.  no noted property damage.
102419512 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2012.  The proof of claim was filed 02/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: Updated File Review-1/XX/2019-Updated Recent Comment, and any other pertinent file information the notes reflect from the servicer.

                                         Commentary dated 09/XX/2017 reflects that the property was located in a natural disaster area.  No damage was reported.
453539274 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
681681825 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower called in with payment, and also gave disclosures. Discussed  payment posting.  Borrower called in to check on payments, and asked about modification..  advised that government modification was offer and can only offer 1 time.  Told borrower he was modified back in 2013.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property is in FEMA disaster area per noes on 09/XX/2017, no noted property damage.
440893572 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Representative spoke to borrower, borrower confirmed commitment for payment of $1123.79 to drop off at branch on 10/XX/17
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
350239848 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The agent processed a epp payment for the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
221901204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower called in regarding the fee waiver.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
349979952 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose
                  property; identified   of property; identified and documented.  The date of death is unknown.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
772490880 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Verified. Provided mini Miranda, privacy statement. Informed borrower request for MOD was denied.Borrower looking for principal reduction, which FNMA does not typically offer. They did offer it for a few selected loans but this one was not one of them. Urged borrower to look into refinance since borrower is open to lower interest or fixed rate but wants to pay off sooner. Provided refi dept number. sending borrower copy of letter dated today with copy of ATP dated 11/XX/16.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
610465716 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
848170332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower called regarding customer experience and expressed dissatisfaction in regards to payment processing issues.
                                         Borrower disconnected call after finding out cannot pay with credit card.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
516743220 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called to confirm payment was received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
368742444 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
318287268 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
534278628 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower requested a copy of the special forbearance letter since was informed there would be no late charges.  The servicer confirmed that there were no late charges and that the loan did not get reported to the credit agencies.  Instructions on how to request this letter were provided during the call.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Commentary dated 06/XX/2018 reflects that the property was located in a 2017 hurricane disaster event; but reinstated their account after the special forbearance ended.  No property damage was reported.
346791228 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         05/XX/2016- Contacted Borrower- stated received letter escrow shortage- attempt to transfer borrower to call back.
                                         03/XX/2016- Borrower called to schedule payment- contacted servicing for escrow and late fees. 03/XX/2016- contacted borrower home owner occupied- borrower committed to $39.60 listed in RMA is insurance not a 2nd lien will call back to make payment rep confirmed contact information. 02/XX/2016- Contacted in reference to missing documents. 01/XX/2016- contacted borrower stated documents forwarded to office.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
199780056 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
248525145 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
771991080 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  An authorized 3rd party called in to discuss a reinstatement amount.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
484016316 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
499690044 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Updated contact information, enrolled customer in  Pay plan account and changed draft date on Pay plan. Discussed payment posting, next payment due and late charge.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.  A motion for relief was filed 03/XX/2013.  Discharged bankruptcy
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
353229340 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Called borrower, made a payment in the amount of $1252.46 effective 09-14-2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
479762019 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         Borrower called in to order a loan history on account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
371131488 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower stated that he sent hi July 9th payment in and it was applied to escrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
159493620 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
178398612 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                                         Representative spoke to borrower and borrower stated was late with payment due to situation with foster daughter. Borrower did not give date for payment to be made.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
273680484 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower made a payment and called about concern about letter received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
200389914 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Borrower expressed dissatisfaction regarding account maintenance.  Borrower's address was updated.  Servicer advised the account is running one month behind.  Servicer request a pay history be sent to the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
600009993 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
806617224 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Called for payment and took payment over the phone.
                                         10/XX/2018 -Borrower wanted to set up a pay plan, stated she would call back.
                                         10/XX/2018- Borrower set up payment for 1235.74 to draft 11/XX/29/XX/12/XX/12/XX/05/XX/14/2017.  No damage was reported.
552828780 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
784516068 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower called interested in getting loan to complete repairs to their home. Transferred to refinance; no additional information provided regarding type of repairs needed. No indication of damages noted.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
720651624 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to inquire about payment increase.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
773235322 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
284671531 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
484895964 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
445781616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Spoke with borrower advised about total amount due
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
673780380 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in for the fax number to the insurance department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
952148988 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called and conduct a payment, confirmation number provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2003.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2003 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
245105487 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  On
                                         01/XX/2017 the borrower spoke with an agent and stated was dissatisfied regarding the payment/XX/19/XX/27/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
362394984 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
520175944 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
119352243 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Borrower called to make a promise to pay in the amount of $616.36 on 11/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
906717168 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
756128744 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
456488684 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
747550860 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The last borrower contact noted was on 12/XX/2017 and was in regards to making the monthly payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
662733720 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 08/XX/2017. There is no evidence of damage to the property.
606897144 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Authorization was received to speak to the 3rd party regarding account. The representative discussed the payment posting information and the next payment due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
975644832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower contacted the servicer to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
904078224 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
274162581 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
131027568 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
857118542 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower called frustrated that payments are being misapplied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2003 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
487444944 1       [1]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The
                  insurance claim and    borrower was contacted and stated has not found a reliable contractor due to the previous contractor didn't complete the funds held by servicer work and took the supplies.  The borrower will call back when has found a new contractor and will send in the new documents.
                  with indication of     EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  related contractor bid REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                  repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower called in on 09/XX/2017 to report damage and escalate a request for endorsement on a $16000 check to begin repairs right
                                         away.  The check was endorsed at the branch.   Additional funds were received in the amount of $130146.61 on 12/XX/2017.
                                         Commentary dated 09/XX/2018 indicates 70% of repairs complete and borrower locating new contractor to complete work. due to issues with the prior contractor.  The damage repair amount is estimated at $146,146.61.  Property repair is in process.
                                         The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Harvey and noted on
                                         08/XX/2017.
424057591 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
624787515 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
163787236 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
634536084 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         08/XX/18 Borrower called in to advise he paid at the local branch bank.
                                         07/XX/018 Borrower called in to document a promise to pay.
                                         10/XX/17 Borrower called in to document a promise to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
145420910 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
809526060 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower called in and was advised by agent of tax bill being paid.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
631066887 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Account inquiry, verified account forwarded borrower to Customer Service to reissue document previously sent.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
956357304 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.
998040624 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Borrower inquiry in regards to partial payments made from 2 separate accounts.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
138654516 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Authorized 3rd party called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2018.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
209416200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
253528548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
580083960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower declined to discuss modification, stated will make a phone payment in the amount of $1,200.00 today.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
443965599 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Disaster referenced on 10/XX/2017.
721271376 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
770235922 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in regarding escrow. The agent analyzed account and send overage and ordered monthly statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
974859900 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower contacted the servicer; however, details of the call are only listed as regular documentation and then the call was disconnected.  Per the commentary the prior conversation was on 05/XX/2018 when the borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
956738614 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         10/XX/2018: inbound call from borrower, whom verified property is owner occupied.  Borrower had questions regarding his escrow going up.  He received a letter from servicer regarding bankruptcy on loan.  Servicer reviewed payment history and saw that he missed a payment in August 2017.  Borrower wanted to know if the October payment could be put at the back of the loan.  Servicer advised borrower he could get on a repayment plan or modification by doing interview to see if he qualifies.
                                         Borrower stated would call back to complete interview.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.  Chapter 7 discharged
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
821535660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
961795128 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Borrower asked why interest rate keeps increasing.  Borrower was under the impression that the loan modification would cap at a certain rate.  Servicer advised the rate would cap at 4.75.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
367223052 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
605667636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  the borrower called in and payment adjustments and payment posting information was discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
490603684 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower called in regarding increase in bill. Servicer confirmed payment amount with customer service. Servicer also informed borrower that mortgage assistance is not guaranteed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
121571352 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Servicer provided balance,payment, interest rate and escrow information.Account was analyzed and a statement ordered
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The borrower was affected by Hurricane Irma, which was declared a FEMA disaster on 9/XX/2017.  No indication of any damage or hardship.
435416454 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
897850716 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 9/XX/17.
706557264 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Servicer advised the borrower to call back once the July payment is made and they can move the unapplied funds and apply to late charges.  Servicer advised of long and short term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
609006300 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
891553236 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/07/XX/23/2013.  The
                  property; identified   chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.
                  and documented         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
886255356 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The agent provided the borrower with their escrow balance, shortage, insurance information and history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
280121985 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
916983060 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
565636850 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
726977295 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
339574116 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
730257780 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Authorized third party, borrower's  husband called who made a  promised to pay $1569.96 at the local branch on 05/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
583883200 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma declared in 09/2017. No damage indicated in comments.
603258600 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
683503272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Commentary states borrower called in regarding non-receipt of statement. Borrower was also provided with year end statement information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
261675288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Advised last charges continue and review long and short term options. Borrower promised to pay on 07/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
220877910 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called regarding recast solicitation; the call disconnected.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
881667192 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
782037060 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
635505696 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called in with questions pertaining to a letter received about a payment calculation opportunity. Borrower stated
                                         they meet the qualifications and were interested in the opportunity. Servicer informed all they had to do was sign and return the recast.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
286145496 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower was advised the bankruptcy is closed and the payments have been corrected for the June 2016 installment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         11.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 12/XX/2015.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
382426968 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The co-borrower verified their information and processed a payment of $754.36 effective 09/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
811745172 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Account inquiry.  Borrower called to make payment.  But wanted to check bank to see how much in account.  Advised can not see borrower account.  Borrower will attempt to make payment tomorrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
829578036 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
367293024 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
875169792 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  On
                  property; identified   1/XX/2016, the borrower called back in and was informed that their payment was just applied to the account.  Borrower is
                  and documented         deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
330857604 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
486161379 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The servicer contacted the borrower to check on the status of the payment, borrower advised payment was made that day.  Borrower also stated was not seeking assistance on the primary mortgage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
757506876 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/16/2007.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
912045036 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called regarding a misapplied funds from 02/XX/2018. The servicer advised that the account is reflecting past due but after the misapplied funds are rerouted, the account will be cured.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
427568904 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower made payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.  Late charges waived and/or refunded
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
226609320 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
451409364 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                  property; identified   Regular documentation notated as reason behind call.  Borrower is deceased and Executor/XX/23/2012.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
144642123 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
889454076 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called in to complete pay by phone dated for 07/XX/2018 for $1435.55
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
746170152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On
                                         9/XX/2018 The borrower called about a fee on the account. Servicer explained fee. Borrower couldn't continue the call.
                                         ***12/XX/2018 borrower called in to make payment.  Borrower is on repayment plan.  Borrower asked when last payment will be advised December is the last payment for repayment plan. ***
                                         12/XX/18 Borrower was advised repay plan completed and to start making regular payments in January. Borrower was advised of payment increase due to escrow shortage and should be able to make payments online in a few weeks.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: Delinquency lowered from  60 to 30 days.
824894988 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
386805216 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Borrower contact in regards to reversed payment due to account not found.  Incorrect banking information provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
721667826 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
529698036 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower was provided the monthly payment amount and provided explanation of fees due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Natural disaster comments noted on 10/XX/2017, however; there was no evidence of any outstanding property damage on file.
216658332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called in for status of modification. Servicer advised modification has taken place. Borrower made payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
848370292 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Borrower called in for correction to payment posting. Servicer submitted request for correction.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
180727680 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
686375340 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The
                  property; identified   borrower was advised they were not receiving statements since they were on a forbearance plan.  Borrower is deceased and
                  and documented         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
322525482 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
115463796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was advised of total amount due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2017.  The chapter is Chapter 11.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 12/XX/2017.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
632117052 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
642402936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
539274204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called for payment inquiry discussed reporting of late payments in 2010 connected to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
627029088 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Agent called borrower to inform of total amount due, notice of intent with expiration date of 4-7-18 and to ask for payment.
                                         Borrower advised that she will mail payment in the amount of $194.76 and agent advised of both short and long term options
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
233566641 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
812854728 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
276319428 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called regarding the incorrect name showing on the account. The borrower was advised to fax over the documents as proof for the name change.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
655998774 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
836455284 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
811135416 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called about the loan being transferred after the modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
292730724 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
482181777 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower verified their information and inquired about a recent returned check.  They were then transferred to payment research.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
105237888 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
205947588 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
166963188 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
937152532 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Most recent conversation with borrower was borrower inquiring about insurance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: .FEMA disaster area 9/XX/17 - no further details.  Damage noted.
322151088 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
469662060 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
167986396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
401499846 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower made a payment in the amount of $1303.03.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
274800036 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
836965080 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
972200964 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
748420512 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
380997540 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         08/XX/2017- Borrower called in - home is owner occupied- called for copy of mortgage signed 2012.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
409569039 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Borrower called to make payment. Servicer advised of escrow shortage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
382187064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called the servicer stating that will make a payment in the amount of $568.38 on 7/XX/2017 at the bank branch. The servicer requested to waive the late fees because the borrower was having issues making the the payment online.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
686482676 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         08/XX/2018: Borrower called in -home owner occupied- Rep advised of total due- Borrower authorized payment for $1780.53 dated 08/XX/2018-rep advised of short and long term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
290271934 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
172092789 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called into make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
465373776 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower spoke to the servicer and was advised that their payment was posted.  The borrower indicated they are sending a trial payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
880041987 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called regarding property claim issue. Issue appeared to later be resolved.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
222730872 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
666483300 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
427967199 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower made a promise to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
596871156 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
436595292 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
379188264 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
470225936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
301439376 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments 09/XX/2017 reflect subject located in FEMA Disaster area for Hurricane Irma.
193052748 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Called the borrower to follow up on payments borrower promised to pay two payments this month.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017.
574465084 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                                         Borrower called in to make a payment. Borrower confirmed occupancy and phone numbers.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
415263828 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
289412106 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to discuss their credit report.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
844375554 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
                                         ADDITIONAL INFORMATION: NA
185905608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called in and was advised of total amount due, mini Miranda, privacy statement and was asked for payment. Borrower declined to verify property occupancy and then advised that payment in the amount of $852.31 will be made on 6/XX/18 at local branch. Agent advised borrower of short and long term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
522950736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called to confirm breakdown of payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
419558040 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
928528440 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                  [1] Mortgagor Deceased Borrower called to see when the interest rate will change; rep advised the rate will not change.  Borrower is deceased and
                  - Executor/Heir exists Executor/XX/18/2008.
                  to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
523580484 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called discussed late charges and promised to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
118192704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
895160932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called to discuss the loan terms.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
108678260 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The
                  closed                 last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower disputes the title fees charged to her. She would like to know how they can be removed.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Fee
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a fee dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
257886804 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
811738818 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
472265528 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  The loan status is current and performing. On 05/XX/2016 the borrower called the servicer regarding the Notary signing the HAMP
                                         Modification with the borrower, the borrower stated the Notary did not want to sign the California Certificate page, the servicer advised it is State law and the Notary must fill out all of the information in its entirety.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.  Comment dated 01/XX/2012 Chapter 7 Bankruptcy Filed
                                         08/XX/2011 and Discharged 01/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
859675992 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
                                         ADDITIONAL INFORMATION: NA
201679296 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower was advised that the October payment was reversed due to insufficient funds. The borrower will call their bank and call back.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
621511296 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower discussed an escrow shortage from their monthly statement.  A reanalysis of their escrow was then performed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
417432960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called wanted to know why collection calls are coming during grace period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
796751172 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
487180512 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
894381088 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
446401368 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose
                  property; identified   of property; identified and documented.  The date of death is unknown.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
637252524 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called in regards to payment for February and says that tenants live there and auto pay should be on the account.
                                         Servicer recommended late fee waiver since they have an excellent payment history.  Transferred to customer service for auto pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
501509316 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
236095524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Rep advised the borrower the mod documents were mailed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
953808324 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
985712818 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called in to make the payment on the loan of $2877.66.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comment from 09/XX/17 shows borrower stated his job was impacted by Hurricane Irma.
476989128 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  The borrower called in and ordered the loan history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
780168792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
325939572 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called to discuss a letter received and was advised that when a modification was completed there is a change in loan terms. The borrower requested to speak to someone else and was transferred.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
198640512 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
888754356 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
299840013 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower was provided an explanation of the fees due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
440521878 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  On
                                         03/XX/2018 the borrower spoke with an agent and the agent reviewed and confirmed that the most updated insurance information was reflected in the system.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
296511348 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
263044740 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                  property; identified   Borrower called in and was advised of mini Miranda, privacy statement and total amount due. Borrower wanted to know what her
                  and documented         payment would be due to her receiving loan modification 6 years ago and was under impression that her escrow/XX/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
126259476 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: This property is located in a FEMA Disaster Area due to Hurricane Irma (10/XX/2017). No property damages were reported.
612787418 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: Comment dated approximately 9/XX/2013, comments indicate documentation needed including a death certificate. Does not specify if borrower or not and there is no additional mention in regards to death.
805207788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
885615612 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called in to request copies if 1098 and 1099 forms.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
562873707 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
112095516 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.  Ch 7 filed date 4-XX-11, discharged 8-XX-11 and closed
                                         8-XX-11
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
733846344 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
146951196 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  On
                                         01/XX/2017 the borrower called in and spoke to an agent. The borrower had questions on the prior modification. The agent assisted the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
649869948 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.  Bankruptcy closed as of 9-27-11
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
541211736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
871265148 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         9/XX/2018-12/XX/2018 Review-Notes indicate that borrower called to schedule a Promise to Pay payment for loan account in the amount of $856.27 effective 9/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2014.  The proof of claim was filed 12/XX/2014.  9/XX/2014-Bankruptcy received
                                         9/XX/2014-Bankruptcy dismissed
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
573577056 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to inform account was overdraft but wasn't aware Informed borrower of mod options borrower interested in mod.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
964846992 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Commentary states borrower called in regarding a payment status and account status. Borrower advised payment was made at the branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
233666496 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called in and agent provided basic insurance and general information
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
609666036 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to verify that the servicer had called them. She was told that there was no evidence that he servicer had contacted her.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
938004648 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The
                  property; identified   borrower called to obtain the mortgagee clause for the insurance on the loan.  Borrower is deceased and
                  and documented         Executor/XX/30/XX/09/XX/27/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
932956668 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
516103476 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower contacted customer service to have a payment processed.  Disclosures provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
926429280 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
326239452 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The servicer called the borrower to request a payment. The borrower did not commit to pay over the phone and only verified personal information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
151109532 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower called in and requested to speak to a manager.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
284866008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
632326968 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
880697580 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The borrower stated they had made a $1,000.00 payment to the mortgage in error when they were trying to transfer money to savings.  They were advised to call back the following day after the payments posts for the payment research team to assist.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
917862708 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  One time authorization granted for 3rd party whom wanted to make sure there were no late fees associated with the 12/17 payment.
                                         Account was confirmed as current at that time.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
149040360 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         Commentary states borrower called in requesting the an explanation of the Dodd Frank form and confirmed receipt of sign documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
174760068 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The servicer called the borrower and gave the total amount due. The borrower agreed to make a one-time
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
618172632 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
174290256 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower called in for loan information. The servicer provided escrow details and ordered a loan history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
263077374 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
524790000 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed 02/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
769962996 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower stated will submit a payment on 12/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.  The case was closed on 03/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to a Hurricane Irma noted on 09/XX/2017.
259534044 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
478088688 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called in to discuss pay plan options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
552059088 2       [2] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  issue open with active BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.
                  efforts to resolve     Borrower called said they have a balloon payment on this loan, Representative explain to borrower that the modification they had in 2012 deferred that balloon payment and it can not be removed. Representative told borrower he could check on refinancing the loan. Representative gave borrower the refinance department telephone number.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Loss Mit
                                         Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  It appears the borrower is disputing the terms of the modification agreement concerning the deferred balloon payment.  Borrower has requested customer service to update documents to correct the spelling of borrowers name. However, customer service has made it clear will change documents name, however the borrower will have to agree to the same terms and conditions of the initial modification. No notes in file to indicate if this issue has been resolved.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
448500282 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
878482143 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower informed the insurance will be sending in the bill with 2 premium options and advised to pay the lower amount.
                  [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Written and the reason is Credit
                  Servicer responded     Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication within 60 days and no  from mortgagor.  The borrower was disputing the current balance and past due amount.  The review reflected the term duration further communication  was incorrect and the account was updated on 10/XX/2018.
                  from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Harvey and noted on
                                         08/XX/2017.
433682652 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
570951528 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Provided basic insurance policy information. Provided insurance payment history. Provided fax number to insurance department
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
391583304 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
849500064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
166903212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         6/XX/2018-Borrower called to make a in the amount of  $1117.65

                                         07/XX/2018-Borrower wanted information  reported to credit bureau, call was transferred to customer service
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
425269824 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called regarding insurance refund.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damages.
460855584 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower called and agent fully verified borrower and advised that collection activity including late charges and credit reporting will continue until account is brought current. Agent advised borrower of total amount due and asked for payment.
                                         Borrower declined to make payment but requested payoff, before agent transferred call to customer service, borrower was advised of short and long term options
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
736570536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
134373120 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
253338624 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                  property; identified   Trustee. said that they sent over the authorization. The rep advised not showing as received.  Borrower is deceased and
                  and documented         Executor/XX/18/2013.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
818346298 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower called to make a payment in the amount of $1470.44.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
343502544 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
956118738 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
432956748 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         08/XX/2017: Borrower called servicer.  Servicer provided NOI and expiration date of 09/XX/2017.  Borrower made a commitment to pay $1363.21 on 08/XX/2017 and $1363.21.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
210975576 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower was advised of total amount due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
664843956 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/13/2017.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
899290106 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: This property is located in a FEMA Disaster Area due to Hurricane Irma noted on 09/XX/2017. No property damages were reported.
558236616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2008.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
215653704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
527947201 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower had branch call and request information on a letter that customer had received regarding modification recast..
                                         Servicer noted content not shown in system and branch would need to call customer service. Borrower verified demographics and occupancy.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
506827188 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
688821111 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         9/XX/18:The borrower called and made a commitment for pay by phone payments but had trouble with directing the extra principal payment. The borrower was advised of short and long term options.
                                         12/XX/18: Borrower informed of commitment to pay $1433.08 on 12/XX/18 via phone
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane 08/2017); no damage reported.
336435372 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
213714480 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  On
                                         11/XX/2017 the borrower spoke with an agent and reviewed the status of the loan and the modification information on the loan as well.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
973250544 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
142043160 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
418088187 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2013.  The proof of claim was filed 02/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
672330960 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to discuss payment options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
310385796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
595710834 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
600959520 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
537316263 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
641353356 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
507097080 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane declared on 09/XX/2017.
265786832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On
                                         7/XX/2018 spoke to borrower who asked if recent payment is missing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
741465846 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Last contact with the borrower confirmed property owner occupied and loan is current. Went over the modification letter and rpp forbearance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
409838016 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.
                                         Borrower stated the final trial payment has been completed and is waiting on the documents to be provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
961585212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
135772840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower made a payment of $999.16
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
335925576 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
220651704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called in for year end statement and thew agent verbally provided borrower with the tax form figures.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
537572464 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called in to advised daughter made a payment using a credit card and advised credit card payments are not allowed.
                                         The payment was reversed and the borrower advised his step son was going to call to make the payment and requested for the late fee to be waived.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
925977393 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                  closed                 Although Borrower has been paying a day or two late, the loan has been performing during the scope period of 10/XX/2015 to
                                         9/XX/2018. On 2/XX/2017 notation of Loss mitigation letter mailed on 2/XX/2017. On 9/XX/2018 Borrower called in to make payment for 9/XX/2018. Also, disputed web based electronic payment. Borrower advised to call customer service. No additional comments found in file.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Verbal and the reason is Fee
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed the fees assessed on account.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
856414350 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Agent provided the borrower with general account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
653058672 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On
                                         9/XX/2108 the borrower called in to inform us that there is a new insurance company.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
881567232 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  On
                                         01/XX/18 borrower called and confirmed payment had been made.  Borrower advised of payment change due to escrow analysis.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
643972308 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower contacted the servicer on 03/XX/2018 to inquire about the $17.50 charge on the recent billing statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
505609434 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Inbound call, the servicer spoke to borrower. Verified. Provided mini Miranda, Privacy statement and TAD.  Verified would make a payment through pay by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
731236869 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Borrower called in a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
190723680 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
537494916 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
297890796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower was contacted and advised of their promise to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2016.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
265433784 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The further communication  borrower called in to discuss status of loan.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the credit reporting not being sent to the bureaus.  A response was sent to the borrower stating due to no reaffirmation being received for the discharged bankruptcy, the information is not reporting.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
436705248 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The
                  property; identified   borrower called in to discuss escrow shortage.  Borrower is deceased and Executor/XX/12/2014.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
271685652 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
444131156 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
313178679 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called in to make payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2018.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.  Closed 10/XX/2018.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Keyword Search Completed

                                         Previous BK-7- Discharged- 09/XX/2018
448730436 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Commentary states borrower called in regarding monthly payment information and payment was scheduled for the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.  Closed 4/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
712264980 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
802069554 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
600875964 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
308786436 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
298120704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 01/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
972430872 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
252738864 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower requested information about the HARP program and the call was transferred.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a natural disaster area due to hurricane.
803767848 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
563604468 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
251459376 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Borrower stated the June payment will be made online.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
841443288 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         07/XX/2018- Borrower called in  committed to pay $1340.38 07/XX/2018. 04/XX/2017- Borrower called in- home is owner occupied- question why payment due- rep advised April payment was reversed due to stop payment and late fee added. Contacted
                                         Borrower on 07/XX/2016- borrower had question about balance of loan not decreasing since assistance completed- transferred to servicing. Borrower committed to $300.00 07/XX/2016. 07/XX/2017- Borrower called in reference to payment not applied on loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
925467444 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  the borrower called to request an explanation of fees on the account. The borrower received a letter about fees and called to get an explanation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2012 and there is no evidence of reaffirmation.  DEBTOR ATTORNEY INFORMATION: STEPHEN L SIRINGORINGO -
                                         DISBARRED per 1/XX/16 comment
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
819402108 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower made a promise to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
944252148 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
349974999 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The servicer contacted the borrower regarding their monthly payment. The borrower advised that he scheduled a payment for
                                         1433.09 through the website.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
666693216 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower contact on 02/XX/17, Scheduled a payment  iao $759.89 dated 2/XX/17
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
260483949 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The customer called in to request general loan information. (payment amount and escrow breakdown/XX/20/XX/10/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
289642060 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
115088493 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called authorized payment of $673.75 09292018 advised credit reporting, short and long term options by XXX
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
295741656 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 11.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
537574884 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
854098224 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
904068228 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in and agent used regular documentation
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Previous chapter 13 bankruptcy(case#XXX) was filed on 5/XX/2010 and dismissed on 6/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
926049432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in to ask for payment assistance and processed a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
455178946 2       [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  requested within the   PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The servicer provided the borrower with the principal balance, the last payment received, next due date, the current interest rate and the escrow balance. On 08/XX/2018, a verbal demand was requested.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
845061840 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  property; identified   Borrower called because he made a double payment and wants reimbursement. Transferred to customer service to be assisted
                  and documented         Borrower is deceased and Executor/XX/03/2014.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
377119092 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The customer called in to request mortgage information and was provided information on principal balance, next payment due date, current interest rate and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 01/XX/2013.  Chapter 13, case 08-09679, filed on 10/XX/2008 and was dismissed on 01/XX/2009.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane Irma in September of 2017. No
                                         property damages were reported.
974755010 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                  further communication  Borrower called with a commitment to pay $1691.30 on 11/XX/18 by phone, advise the borrower of short and long term options.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Written and the reason is Fee
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing late fees and submitted the request in writing.  The request was denied on
                                         02/XX/2017 due to the borrower meeting the waiver limit.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
956957064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called and advised of payment made in the amount of $900 and additional payment of $ 100 on 09/XX/2018. The borrower requested to have the remaining balance applied to the principle.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
738614436 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2011.  Late charges refunded
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
635165832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower called in for deferment options. Borrower did not have a financial hardship and did not want to update financials.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
228758460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
918196324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
869312136 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
930287736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
321597837 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
591453324 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2008.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 03/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property is located in a natural disaster area.
553834611 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
879893986 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
549270204 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The
                  property; identified   borrower's spouse called and stated unable to make payment. Once the borrower's death certificate is available will have
                  and documented         access to the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.
                                         The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
596641248 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
204469098 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
707017086 1       [1]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The
                  insurance claim and    borrower called in regarding payment information.
                  funds held by servicer EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Written and the reason is Credit
                  with indication of     Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication related contractor bid from mortgagor.  Servicer received credit dispute regarding account payment rating. Based on comments noted and research
                  sufficient to cover    performed, the information was modified and findings corrected.
                  repairs                REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                  [1] Written Dispute -  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  Servicer responded     LITIGATION: There is no evidence of litigation on the file.
                  within 60 days and no  TITLE ISSUES: There is no evidence of title issues.
                  further communication  PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  An authorized third party
                  from mortgagor         called in on 12/XX/2016 regarding a claim check in the amount of $5833.44.  Branch endorsement was approved.  The details of the damage and status of repairs was not provided.  A comment dated 01/XX/2018 states the claim was closed due to no activity in more than 365 days.  The comment dated 03/XX/2018 reflects the third party called in regarding the claim, but no call details were provided.  The damage repair amount is estimated at $5,833.44.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to Hurricane Irma and noted on 09/XX/2017.
191670831 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
281653658 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower committed to make a payment of $741.32 on 09/XX/2018. Borrower called with questions regarding escrow,
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
104698104 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Called and spoke with borrower and let the borrower know the loan did not qualified for modification and borrower has not received decline letter. Once receive borrower can notify if  have any questions.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
247935204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The customer called in and made a payment over the phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
908219169 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
607886748 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
975979452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
562864764 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Updated borrower contact information, discussed escrow and insurance
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
826564654 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On
                                         11/XX/2018 the borrower spoke with an agent and stated they would be making a payment of $1642.01 on 11/XX/2018 through pay by phone. The borrower wanted to see why they received a notice and the agent advised it was because they were due for their
                                         November payment. The borrower was also advised of the short and long term options available.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
874225120 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
237252540 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  On
                                         11/XX/2015 Borrower called to make a payment for $1165.08.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
402129084 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower was advised of the $6 fee.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
118682508 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
450659850 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
908968170 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
293182680 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower stated they did not receive current months statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
709965900 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to discuss the HAMP recast.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         9/XX/2017.  No damage was reported.
                                         The account has been performing and the servicer has not been attempting to contact the borrower.
399929964 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Agent provided the borrower with general loan details and escrow information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
204918000 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         borrower is in modification, completed trial payments and submitted final documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property is in FEMA disaster area for Hurricane 8/XX/2017.  No noted property damage.   Did receive
                                         special forbearance for deferred payments for 3 months, prior to modification.   Borrower is current with payments.
322620900 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower was advised the account was current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
814394112 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
193400658 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  On
                                         12/XX/2017 commentary states borrower called in for balance information and made a payment on the account for $1837.12 effective 12/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
841253364 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
807078552 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Notes indicate that lender called borrower. Borrower advised they're working and have no need for a loan modification.
                                         Borrower advised they were busy and hung up the phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
898980264 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower made commitment to pay on 10/XX/18.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
398140680 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  On
                                         06/XX/2016 Borrower discussed approved reinstatement plan and funds needed. on 6/XX/2016 Borrower paid $12,085.15 to bring loan current. On 3/XX/2017 Borrower called to voice dissatisfaction that after paying her reinstatement payment is still one month past due. Borrower called on 5/XX/2017 to confirm payment of $7,811.28. On 11/XX/2017 Trial Modification offer was mailed to Borrower. With a deadline of 12/XX/2017. On 11/XX/2017 the payment $7,811.28 was made. Also on 11/XX/2017 Borrower called to say they did nor receive notification of Trail payments. On 1/XX/2018 Borrower call to get a tolal amount that was paid from and total amount due from December to February.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
453448548 1       [1]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The
                  insurance claim and    borrower called in the comments did not indicate what the discussion was in regards to. The comments indicated the comments funds held by servicer were posted to the loss draft database.
                  with indication of     EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  related contractor bid REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                  repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On
                                         02/XX/2018, a claim check in the amount of $19,016.30 for extreme roof damage was approved for branch endorsement. On
                                         02/XX/2018, the borrower advised their roof repairs were not yet completed but they expected them to be completed prior to the end of the month. On 05/XX/2018, the servicer advised the borrower once the adjuster report is received an inspection can be ordered. Comments on 05/XX/2018 indicated the adjuster report was not received. On 05/XX/2018, the borrower called and the claim was discussed but the comments did not indicate the details of the discussion except the comments were posted to the loss draft database. There is no evidence the repairs are completed.  The damage repair amount is estimated at
                                         $19,016.30.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
304569543 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
929853992 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower stated OK to speak with another party. Advised account is current and the next payment is due on 11/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property located in FEMA disaster area due to Hurricane Irma in 9/XX/2017 noted 10/XX/2017, no damage to property noted.
                                         Also noted Natural disaster area 7/XX/218, no damage to property noted.
506197440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2009 and there is no evidence of reaffirmation.  Discharge date 6/XX/09
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
220091196 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
997780404 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called in to make payment of 1500.00.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
845251764 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The servicer advised the borrower on 10/XX/2017 to instruct spouse to issue a grant deed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
911465268 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
466533312 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower called in and promised to make a payment of $2700.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
592862762 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Per last borrower contact, borrower was not aware escrow increased and was dissatisfied with that but did agree to a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
969861204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in and made a promise to pay in the amount of $1.040.74.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
747350940 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
721471140 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
922580820 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
728147178 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to discuss payment posting information and to confirm payment has been received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2018.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2017.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
842675724 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On
                                         7/XX/18 the servicer provided general information to the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
166176758 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
254708076 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
673145344 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On
                                         09/XX/2018 the borrower spoke with an agent and received an general information inquiry from the borrower. The agent reviewed the status of the account with the Borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 11.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The proof of claim was filed 02/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Per notes showing 12/XX/2016 FEMA placed holds on loans that were affected 11/XX/2016 due to
                                         Minnesota Severe Storms and Flooding (DR -4290). This property was not affected.
159997994 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The borrower contacted the servicer on 08/XX/2016 to inquire about the payment increase.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2015.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2016.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
883576428 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
248140704 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  On
                                         01/XX/2017 the borrower spoke with an agent and stated that they can make a partial payment. The agent advised that the partial payment would sit until they could post a full payment. The borrower was advised that the total amount due was
                                         $4372.38 and that the notice of intent had expired 12/XX/2016. The borrower stated that had already supplied a profit and loss statement and wanted to be reviewed for a modification. The borrower was advised to send in bank statements as well to ensure numbers are accurate. The agent will follow up on the 9th.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
516523308 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         10/XX/2017- Borrower called in reference to check- rep advised advised should receive shortly. 09/XX/2017- Borrower called in advised to mail in check for endorsement-rep provided mailing address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2012.  A previous chapter 7 bankruptcy(case#XXX) was filed on 9/XX/2011 and was dismissed on 10/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
818672400 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
643982304 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Spoke to borrower concerning disaster.  Borrower gave 24 hour authorization to speak with insurance agent.  Borrower had issue with making payment online due to the special forbearance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property in FEMA disaster  area due to hurricane.  Special forbearance 3 months deferred payments.
                                         No noted property damage. Disaster dated 09/XX/2017.
709256184 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On
                                         08/XX/2018 the borrower spoke with an agent and inquired on a $500 fee that was showing on the borrowers account. The agent submitted a research ticket for the borrower. The research team looked over the account and was able to send the borrower a letter explaining the fee in a whole by 08/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
688294572 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
825919500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower advised to put the refund received into the escrow account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
803928300 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         BORROWER CALLED DUE TO MISSING A PHONE CALL THAT WAS  RECEIVED. BORROWER STATED THAT PAYMENT WAS MAILED IN THE AMOUNT OF
                                         $885.58.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
544951932 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  6/XX/18 Lender received correspondence from Borrower requesting validation of account information, specific dispute not provided.  Lender sent a "Need More Info" document.  On 6/XX/18 the Lender performed internal system research and determined that the account information was accurate, and did not submit an audit request. They updated records to show this result, but it is not stated that they relayed this to the Borrower with any correspondence or made outgoing calls.
                                         Initial receipt of this dispute dates to 10/XX/17.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2012.  Dismissed for failing to file plan.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
857067036 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On
                                         10/XX/18, Lender spoke with Borrower to confirm the receipt of the modification documents and confirm the first payment due
                                         10/XX/18 for $ 1,069.63.  Borrower had questions about credit reporting, but did not have time to talk.  Lender received the perm docs back on 10/XX/18.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Hurricane Harvey referenced on 08/XX/2017. The loan has been in two disaster related forbearance plans in the last 12 months, the second one ending 9/XX/18.  The Property was not impacted but Borrower was forced to move and work out of the area as disaster was cleaned up.  After the end of the second forbearance, Borrower successfully completed a repay to perm modification.  As of the end of the Review Period, Borrower had successfully made all repay to perm payments, but was not yet technically approved and in permanent modification. As of 10/XX/2018 the loan is approved for perm mod.
318902388 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.  A motion for relief was filed 02/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
820111824 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower advised the payment made today has brought the account current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
117942804 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
370985788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2010 and there is no evidence of reaffirmation.  A motion for relief was filed 10/XX/2009.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
434163150 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower advised she is not seeking assistance loan was just modified.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
120851640 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The
                  property; identified   customer called in to have second insurance claim check endorsed.  Borrower is deceased and Executor/XX/01/2009.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
705777576 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Borrower request to have the principal balance information provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
854907900 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
591573276 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
500199840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
920963160 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
478562139 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
783901602 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
506577288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
388901106 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Authorized third party called in for information on starting a short sale. Servicer advised of proper steps and forms needed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
166593336 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in to update the mailing address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 10/XX/2017.
753969840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
553089360 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in and made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
427408968 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
333086676 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
775819548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called in to ask about the payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  There is a "BNKRPT" comment section, but no details about a bankruptcy are provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
591540842 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower stated payment would be made at the branch the following day. Servicer informed borrower of payment increase due to property taxes increasing. Borrower disconnected the call.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
898640406 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  On
                                         3/XX/2018 Borrower called in and made a payment. Borrower also expressed concern with payment process since two drafts were taken for February payment instead of one.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
689691024 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower called on 11/XX/18 with insurance questions.  The servicer advised of the lender-placed insurance policy and answered basic insurance questions.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is in FEMA disaster area due to hurricane as of 9/XX/17.
493962336 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose
                  property; identified   of property; identified and documented.  The date of death is unknown.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
923490456 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The contact information was updated and the payment positing information was discussed with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
107938408 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Based on the note from 09/XX/2017 the property is in a federal disaster area for Hurricane Irma.
818318160 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
637672440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower made a promise to pay in the amount of $1523.42 effective 04/XX/2018.  Servicer informed of long and short term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
343542528 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Discussed increase in escrow payment.  Payment and escrow breakdown were provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
754158216 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
632936724 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called with questions on loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
896190372 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
256507356 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
537942390 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
838564440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The customer called in to make a payment. FDCPA and NACHA disclosures provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
679867944 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower made a commitment to pay $690 on 12/XX/2018 by pay by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
359196264 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
253084689 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
844111144 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
675829560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
715836804 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                  property; identified   Borrower inquiry in regards to insurance information on the account.  Borrower is deceased and Executor/XX/31/2014.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
638044680 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called and scheduled a payment of $1295.92 for 09/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
125509776 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
215553744 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
412494936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Inbound call from borrower who asked about payment. Agent advised the last payment that it show is May 16, and also advised that a payment was schedule for the 24th.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
889773948 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower request for assistance with property damages.  The customer stated that the work area of the property was affected
                                         and was not sure when could return to work.   Owner occupancy was verified.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA Disaster referenced on 09/XX/2017.
856434348 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
704169138 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower was contacted and advised that they would drop off a payment of $780.50 at the branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
436455348 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  On
                                         1/XX/2017 Borrower called in for the status o the loss claim check. Servicer advised they had released the check and they needed the adjuster's report .
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
326439372 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.  Already updated BK received 6/XX/11
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
163274664 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  closed                 borrower called in for a payoff.  Talked to borrower on 12/XX/2018 -- informed customer payment has been correctly applied.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit
                  [1] Written Dispute -  Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication
                  Servicer responded     from mortgagor.  The pay history was disputed. History was researched and compared to credit reporting.  Error was confirmed within 60 days and no  and corrected. Dispute is resolved.
                  further communication  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  from mortgagor         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
353798424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
646111452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
213184692 2       [2] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and     BORROWER CONTACT: No evidence of recent contact with the borrower.
                  mortgagor still        EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Written and the reason is Credit
                  questioning servicer   Reporting.  The dispute is not resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer.  Credit dispute received disputing current balance and or amount past due. Letter sent out servicer needs more information concerning the dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Note on 12/XX/18 references dispute, also other notes that more information is needed.  Seem dispute is not resolved. Note on 11/XX/18 states dispute is about current balance and or past due.  Review completed 11/XX/18 and
                                         there no findings.    Not sure if this is the same dispute as 12/XX/18 or there is different one.
553048692 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The servicer contacted the customer with total amount due and advised collection activity will continue on account. The borrower informed of their commitment to pay $1729.60 on 10/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: natural disaster from 09/XX/17 to 10/XX/17.
300539736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On
                                         06/XX/2018 the borrower called in to inquire about auto loans and verified property is owner occupied. Agent advised borrower of total amount due and then asked borrower for payment.A commitment to pay $819.37 on 06/XX/2018. On 06/XX/2018, the borrower called nit details noted regarding reason for the call.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
226809240 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  On
                                         10/XX/2017 the borrower called in and spoke with an agent and borrower asked to be removed from the special forbearance due
                  [1] Mortgagor Deceased to no longer needing assistance.  Borrower is deceased and Executor/XX/13/XX/15/XX/18/XX/13/2017, the borrower was affected
                  - Executor/Heir exists by Hurricane Irma.
                  to dispose of
                  property; identified
                  and documented
805097832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
826469280 1       [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                  servicer with          Borrower called regarding endorsing check.
                  indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                  repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower called in on 08/XX/2018 to report property damage and request claim information.  The total claim was noted as $17257.84.  A check was received in the amount of $6092.95 on 08/XX/2018 and was endorsed to the borrower.
                                         Additional funds were received on 09/XX/2018 in the amount of $7680.57 and were endorsed and released.  Receipts and cancelled checks to the contractor were noted on 08/XX/2018.  No funds were held.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $17,257.84.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
868512456 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The last contact with the borrower was on 09/XX/2018. The borrower made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
127237271 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
700099848 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  On
                                         4/XX/16 Lender contacted Borrower.  Borrower advised he received decline letter and didn't have any questions, said he wouldn't be doing a SS, and he declined to set up a time for a follow up call.  Borrower paid account current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
254089172 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Called borrower and provided the HUD # and borrower said not interested in assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
798720384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
634936500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
311855208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower called in to go over status of account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
368332608 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
363114696 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
296488140 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Commentary dated 7/XX/18 indicates borrower called in to discuss option
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2003.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
659626044 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                  property; identified   Inbound call, spoke to borrower.  Verified. Property is owner occupied. Provided mini Miranda, privacy statement. Caller
                  and documented         expressed dissatisfaction regarding mod/XX/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2010.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
141733284 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
585655644 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The
                  property; identified   customer was informed a letter with outcome of PMI removal was mailed out on 12/XX/16.  Borrower is deceased and
                  and documented         Executor/XX/19/2009.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
676084756 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
637406253 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose
                  property; identified   of property; identified and documented.  The date of death is unknown.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
676829160 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Spoke with borrower, customer called in today in reference to reanalysis on her account, advised we can contact, gave customer service number
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
280147896 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         06/XX/2018 inbound call borrower calling to update modification information, also inquired about HARP program, advised borrower can review for refinance if eligible
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
832706784 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On further communication  09/XX/2018 the borrower spoke with an agent and reviewed the status of the account. The agent reviewed the increase in
                  from mortgagor         escrow, the escrow shortage and the borrower made a payment while on the phone. The agent provided the confirmation number.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a dispute for account information accurate as of the date reported. The account was reviewed and no new findings were made. The borrower was responded to.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
394822008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
767093040 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
584975916 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Per further communication  last borrower contact,borrower wanted to negotiate the payoff amount but was previously notified that negotiations could not
                  from mortgagor         done
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Loss Mit
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Unable to determine the reason for dispute
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
855967476 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called to enroll into ACH autodraft, call transferred.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
470901564 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         08/XX/2018- borrower called in- home owner occupied- intent to keep home- had questions about notice received payment was increasing due to escrow- stated payment too high- rep advised can pay shortage in full, complete an additional analysis-
                                         borrower stated will leave as is for now- rep advised or bureau reporting and late fees.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
629157078 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On
                                         4/XX/2018, the authorized third party advised that everything is now fine since being affected by the hurricane.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 06/XX/2018 Customer was previously affected by Hurricane Irma but is no longer affected.
842512860 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Customer called in regarding payment increase associated with escrows and had additional questions pertaining to assistance options. Call was transferred to a customer service rep who informed the customer about short term options available.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
315093912 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property was located in a natural disaster area 9/2017, no property damage was noted.
951109404 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
522870768 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
139824048 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
699310062 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower made a payment for $925.64 and was advised of short and long terms payment options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2018.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
626654644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
671511288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The last contact with the borrower was on 05/XX/2018 to discuss hardship.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
311305428 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
440203848 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
876759156 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
273375314 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Provided principal balance information,payment received/next due information provided,current interest rate provided to borrower,and provided escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
513604476 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
988312298 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower called 5/XX/2017 received a solicitation for Dodd-Frank form incentive for $5,000 toward balance on the mortgage, stated it was returned to us in April via federal express.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2011.  A motion for relief was filed 07/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
294382200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
256938602 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
116913216 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
766433304 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
808686396 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
577772217 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The
                  property; identified   burrower verified their information and was advised payments received after the 16th of the month will generate the call.
                  and documented         No payment arrangement was made.  Borrower is deceased and Executor/XX/05/2015.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
907796736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
334816020 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                                         Called borrower regarding the removal of late fees from the monthly statement. The Servicer apologized for the recent change and advised the borrower that the policy has not changed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.  A motion for relief was filed 01/XX/2013.  BK CLOSED:
                                         10/XX/13
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
845241768 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
688982176 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.
                                         Discussed payment posting information. Confirmed payment received. Discussed next payment due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.  Discharged chapter 7
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
461393856 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower made promise to pay at the branch
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
314374200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  the borrower called in to speak to the assumptions department. Prior comments indicate the borrower wanted to remove the ex-
                                         spouse from the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
333686472 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to advise the modification was mailed out and for a general status.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
701049888 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was provided with general account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
620381748 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower processed payment and provided the confirmation number to the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.  Comments from 9/XX/2018 indicate closing reason discharge.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
169816030 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Borrower processed 2 phone payments in the amount of $1030.63 effective 03/XX/17 and 04/XX/17.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
345131892 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The customer called in to discuss increase in escrow payment. The servicer analyzed the account and explained the reserve requirement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
681643644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
405817608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         09/XX/2018:  Borrower called in stated he would like to signed and date the perm mod but impossible to get them done
                                         together and he is asking if they could do this separately   by making a copy and get it done one for each? Servicer advised does not believe it can be done separately but will confirmed with manager. Advised it may not be separately it has to be at the same time with both statures and notarized  with same notary. Borrower stated we make it difficult to get things done
                                         and hang up   lost connection with borrower not able to go further with call.......
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
804888990 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
833446488 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  the borrower called in and requested assistance with the online banking application.  Borrower is deceased and
                  [1] Mortgagor Deceased Executor/XX/11/XX/2017, no damage noted.
                  - Executor/Heir exists Borrower 1 is deceased and the co-borrower remains on the loan.
                  to dispose of
                  property; identified
                  and documented
665993496 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
444732036 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
651749196 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  CRM called borrower to advise of total amount due and borrower wanted to know what payoff demand letter was rejected. CRM provided customer service number and advised him to contact customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
420501732 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Commentary indicates last borrower contact servicer reached out to borrower concerning check approval and should hit the mail 7/XX/18 - 7/XX/18 and 7-10  days since there was no overnight label. Further indicates commentary dated 5/XX/18 borrower called to release funds for property claim since she was displace since January and was told that all 40k would be released to her when she initially sent in the funds.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
871415682 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called in and requested copy of the note. The agent noted that the note was attached to the request and mailed per borrower request.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
674165140 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
323887044 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
569216134 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
387205056 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
214784052 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
559266204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.  The bankruptcy was discharged on 11/XX/2011 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
916056752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in regarding escrow and was advised that escrow was done in 07/2017 due to change in insurance amount and advised that surplus is not a refund of escrow as account needs to collect funds to pay the insurance and taxes.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
100389828 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Authorized third party called in to request a modification packet. Servicer advised financials would have to be updated.
                                         Third party advised that financial information was unavailable for borrower. Servicer advised what documents were needed and provided fax number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
600039888 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
234386208 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  the borrower contacted the servicer to re-issue an escrow surplus check. The servicer comments indicate a stop payment was placed on the previous check and replacement check was requested.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: the property was located in FEMA disaster area for Hurricane Irma in 9/2017. no property damage was noted
750669972 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Spoke with borrower, Customer made payment for June but it was routed to a different company and they are having to turn around the payment and return it to the customer. They are going to make the payment Friday
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
686955108 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
234706080 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Borrower informed of right to designate a counselor or attorney or other representative to review options to bring loan current. Borrower also said he was changing insurance all he needed was his loan number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
980847504 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
387511245 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in a payment, but needed the numbers. Rep provided full Routing and Account number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
326549328 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Borrower received Dodd Frank and wanted to know if that was all that was required to be returned to the servicer.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
248820432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 12/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
259346220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
992522832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         Borrower called 5/XX/2016 to updated phone number to the account and to discuss a refinance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.  The proof of claim was filed 03/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
134893016 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advised the servicer received the permanent modification documents. the borrower requested a follow up call once the loan had returned to normal servicing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
742013076 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.  A motion for relief was filed 05/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
846501264 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2015.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a credit bureau dispute regarding the payment history and rating.  The review determined information was accurate and no changes were needed.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
406747236 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 03/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
853888308 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  It appears borrower is requesting an update to their account concerning the property address, watch apparently causing issue applying the payment correct.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
513204636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
502309764 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower enrolled in payplan
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
281757252 3       [3] There are          LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  indications of fraud   PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  on the loan.           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The customer called in because she received an email stating the mailing address needed to be updated.  The agent verified that
                  [2] Property is        the correct address for property and mailing address are present.  Borrower is deceased and
                  located in a FEMA      Executor/XX/31/XX/31/XX/29/XX/09/XX/18/XX/28/XX/06/XX/17/XX/31/2017.  The third party identified in the fraudulent claims is
                  disaster area.         now in charge of the estate.

                  [1] Mortgagor Deceased
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  and documented
851439288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
997540452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Borrower made a commitment payment in the amount of $872.07 on 09/XX/16 by drop off at branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
602199024 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called 8/XX/2018 stated received letter regarding past due payments, stated not aware the account was behind, payments are made in cash at the branch. Borrower' daughter called 8/XX/2018 and a phone payment of $3400 was processed.
                                         Caller stated the payments are not late and was advised the account had been past due since March (no payments made in March or April) now due for the August payment.  Caller authorized a payment for June and July. Borrower called 8/XX/2018 with a commitment to pay $1679.36 on 8/XX/2018 at the branch. Borrower called 8/XX/2018 and discussed missing payment and payment history was sent.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
481341861 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
365573712 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower advised will make regular payments and declined special forbearance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: FEMA Disaster area - Hurricane Irma referenced on 10/XX/2017.
320821620 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
447940394 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The
                  [2] Property is        borrower called in and was advised next due for 10/XX/2018. No further details of call were provided.
                  located in a FEMA      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  disaster area.         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma  noted on 09/XX/2017.  No damage was reported.
325779636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
915313728 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Borrower called in to inquire with regard to the recast modification and what the process was to complete the recast. Lender advised borrower of the documentation needed by April 2016 to complete the process. The loan is currently due for
                                         10/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
604078272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower requested loan documents to be faxed.  Modification documents faxed to borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
287764848 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
285925584 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
526279404 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  An unauthorized third party called for account information and was advised to provide the authorization form.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
501339384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
442601462 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
149794008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 11.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 02/XX/2014.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
695130480 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The agent provided the borrower with the principle balance information, current interest rate, escrow balance, payment received and next payment due information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 07/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
250429788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in requesting to update financial information to reduce interest rate. The agent noted that the account is current at time of call.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma in 09/2017.
361023894 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in and was provided the total amount due of $1403.53 and the borrower stated intends on making the payment by Monday.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma in 09/2017.
178558548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         During the review period, the borrower would call in periodically to discuss the modification terms.Per the customer's request on 5/XX/18, the permanent modification documents were mailed to the borrower.On 9/XX/18, Borrower called in to obtain the current balance, next payment due, interest rate, escrow balance, and to confirm the receipt of the October payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 12.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.  A motion for relief was filed 02/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
937342494 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
428987097 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called and requested the tax form to be reprinted.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
217363020 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.  A motion for relief was filed 03/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
504798000 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Comments from 6/XX/2018 indicate borrower called in to confirm if payments can be made online.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 05/XX/2011.  Comments from 6/XX/2011 indicate Discharged without Reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
843631240 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
207838424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower verified their information and made a payment of $408.24 over the phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
252789888 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower made payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
137526246 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The
                  closed                 agent processed epp and provided a confirmation number.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2016.  The dispute type is Verbal and the reason is Income
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Income dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
275314926 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
153268668 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
528458532 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Borrower called and gave commitment  to pay. Borrower also gave reason for default and gave authorization for servicer to speak to spouse about account. Borrower stated is on program to make payments bi-weekly and paperwork was completed and sent in 3 weeks ago, with first payment due 2/XX/16. Rep. did not see paperwork so transferred borrower to customer service. rep.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
683566464 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
776579244 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The borrower called in to customer service to inquire about payment posting, that payment was received and discussed next due date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
141125886 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The customer called in to update account information and discussed the next payment due date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
975319716 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Commentary states borrower emailed in requesting information on fees due and next payment due for the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
363364596 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called on 08/XX/2018 verifying their information. The call was transferred and number to new purchase was provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
300439776 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
765463692 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
273012696 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Comments indicate borrower was having issues making payments at the branch.  Set up commitment to pay by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.  Comments indicate previous bankruptcy Chapter 13 case
                                         15-24059 filed 07/XX/2015 was dismissed on 01/XX/2017.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
522450936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in and stated that she had made payments each month and the account should be current. The call was transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
968582412 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
806837136 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                                         Contact with the borrower was established on 1/XX/2016, at which time the borrower advised that they had made a payment in the amount of $2076.38 at the branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
791843136 2       [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  requested within the   PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  last 60 days           BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
734676012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
793871194 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in regarding a letter received.  The representative stated that it was for loss mitigation assistance and advised of the past due amount.  The representative tried to offer payment assistance.  The borrower declined.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
468502524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
989134188 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Borrower sent bankruptcy attorney authorization lock letter to the attorney received from attorney on 11/XX/16.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
898300536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
707018568 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                  closed                 Commentary states borrower called in returning call from specialist. Borrower was provided with the status of modification decision.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2016.  The dispute type is Verbal and the reason is Loss Mit
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states borrower is disputing the modification amount being reversed back to the account. The issue was forwarded to the specialist already handling the case.  The dispute was closed out on 02/XX/2016 due to being an invalid request.  The modification concern was assigned a specialist.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
169483056 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called, authorized their spouse who scheduled a payment. The servicer provided long term and short term loan assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
235876410 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
887294940 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to make a payment. Comments indicate the agent advised of short and long term assistance options and that the payments or principal reductions are applied to the interest bearing principal before any non interest bearing principal.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
332037132 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
721911120 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
786985080 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  The borrower updated their mailing address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
125729688 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called about the warranty inquiry.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
946875303 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  On
                                         09/XX/2017 the borrower visited the banking center and needed further assistance, the banking agent called in and spoke with another agent and wanted to discuss the ARM adjustment including amount and effective date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
267233064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
753438504 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
190533756 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called requesting status update. Advised she sent the documents. Sent L/N to assignment negative.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
252508956 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called and was informed no payment received 6/XX/18. Borrower stated made payment online. Rep transferred call to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Hurricane Irma referenced on 06/XX/2018, no damages found. Borrower completed a 3 month disaster forbearance.
584885952 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower advised that he received a letter regarding modification assistance and does not want assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Borrower was affected by Hurricane Harvey. No property damages were reported.
607566876 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
766523268 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
278718468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
143021390 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower upset about payment increasing
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
954568020 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called in to advise that the hardship is resolved and they no longer require assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.
331987152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
824587533 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
170775838 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Servicer spoke with borrower, advised of total amount due, advised late charges, credit reporting and collection efforts continue up to foreclosure.  Servicer asked for payment and processed one for 01/XX/2017 in the amount of $1327.58. Borrower expressed dissatisfaction with collection process.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 12/XX/2016.  converted from chapter 13 to chapter 7 on 07/XX/2016
                                         12/XX/2016: chapter 7 bankruptcy closed without discharge
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
790468380 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Commentary dated 9/XX/18 indicates borrower called in to schedule a payment in amount $1,064.07, effective 9/XX/18. Agent went over status of account with borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
293362608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
607446924 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The
                  property; identified   borrower called in to update contact information and verify impound amounts and types collected.  Borrower is deceased and
                  and documented         Executor/XX/22/XX/16/XX/18/XX/18/2017 and spouse's name was removed from loan due to death.
722425486 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
607027092 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Inbound call, spoke to borrower. Verified. Property is owner occupied. Provided mini Miranda, privacy statement, attempted to provide HUD #.  Processed payment effective same date. Provided confirmation # and call back #.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
440082396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
439804008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Commentary states borrower called in regarding payment posting information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
396780628 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
150593976 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
402588900 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The payment posting information along with the next payment due was discussed with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
246350720 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
216976596 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Called borrower for payment, borrower made a promise to pay. Borrower does not speak XXX
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Property is in FEMA disaster area. No noted property damage. Disaster 09/XX/2017.
213744468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  On
                                         08/XX/2017 the borrower spoke with an agent and the agent informed the borrower of the flood insurance requirements for the property. The agent was able to provide the borrower with the next payment due date as well.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
519971928 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                  [1] Verbal Dispute -   Borrower called in to request documents.
                  Servicer responded and EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Verbal and the reason is Payment
                  appears issue is       Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary
                  closed                 indicates payment history dispute was researched and information was verified and no changes were needed.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
960635592 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
366953160 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in to make a payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
137704896 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
281737260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Notes indicate that borrower called to go over loan account. Agent advised borrower of general account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.  A motion for relief was filed 10/XX/2011.  Bankruptcy
                                         Received: 9/XX/2011
                                         Complaint date: 1/XX/2012
                                         Motion for relief Received by attorney-10/XX/2011
                                         Discharge without reaffirmation: 03/XX/2012
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
821021460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called in and the contact information was updated.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
531867168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
562324980 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The further communication  borrower spoke with the servicer about payment posting information.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer received a payment history history/account status dispute.  The servicer researched the loan and verified that the loan information was correct.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
711505284 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  On
                                         12/XX/2017, the borrower called in a phone payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
643561262 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in with escrow questions and transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
490933548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
140333844 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         01/XX/2018 borrower disputes present and past account status,
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
445482180 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
678018684 3       [3] Title Issue -:     LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Legal Description      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                  [1] Legal Description  Spoke with borrower and asked for payment.  Processed payment in the amount of $1293.86.  Borrower was unaware that payment
                  Issue - Mortgage       was not made.
                  contained incorrect    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  legal and actions have REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  been completed on a    FORECLOSURE: No evidence of current foreclosure activity.
                  reformation action     BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is evidence of title issues with the property.  No evidence of title claim resolved with legal description listed on the deed of trust  The legal description was not listed on the deed of trust
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
746901129 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The third party called to update the insurance information and was directed to the insurance website.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
341633292 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower contacted, asked for payment. Processed payment of $548.48 for 3/XX/2018. Borrower wanted to confirm trial payments were completed. Due to other obligations borrower will always make payment on 2nd Wednesday of the month. Advised of long and short term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.  Discharged chapter 7
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
499790004 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
931647192 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
819622020 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
516333384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
808409151 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
928544254 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
192063144 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  On
                                         12/XX/2017 Borrower called to find out how to have a loss claim check endorsed for $361.56.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
620641644 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Spoke with borrower regarding possible hurricane assistance options. Borrower declined options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA Disaster - natural disaster referenced on 10/XX/2017.
188784456 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
712624836 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
583211673 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
780217788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
627848764 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
773462646 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2010.  A motion for relief was filed 07/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
854827932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
970171776 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On
                  closed                 6/XX/2018 Borrower requested a loan payment history to be faxed for January 2015 through December 2015.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit history disputed. Servicer found the payments reported were incorrect and made the correction.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
806218724 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
121907808 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower sent in a complaint regarding inaccurate information was being reported. The research team reviewed the complaint and found that the current balance and payment history were in fact reporting incorrectly and responded with the modified corrected findings.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
710771568 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called about the payment on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
763454496 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
473760420 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  On
                                         09/XX/2017 the borrower spoke with an agent regarding forbearance assistance and went over terms of it. The borrower declined assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
522675444 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
353168676 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         12/XX/2018 Commentary states Borrower call to see if the account was set up on auto pay. Borrower was transferred to customer service for further assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: This property is located in a FEMA Disaster Area due to Hurricane Irma in September 2017. No
                                         property damages were reported.
174140316 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called to ask about the lender placed insurance.  The effect this had on the escrows.  The borrower was told to obtain their own insurance to lower the monthly payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
333016740 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
936852592 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called in and requested assistance with homeowners insurance protect plan due to possible long term illness. Agent transferred call to Customer Service for further assistance with the borrower's request.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
577778796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
221541348 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
163014768 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
941051752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The servicer spoke with the borrower and provided principal balance, last payment/next due, current rate, and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
597290988 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
395611692 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         inbound call, spoke to borrower. Verified. Property is owner occupied. Provided mini Miranda, privacy statement, TAD.
                                         borrower made payment by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
853498464 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called regarding escrow overage check.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2015.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
540173844 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower was advised of the total amount due. Transferred borrower to customer service and made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
701479296 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On
                                         02/XX/2018 the borrower called in and spoke with an agent and set up a payment. The agent processed the payment and provided the confirmation number to the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
730537668 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
441883176 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
441015894 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
680067864 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The further communication  borrower called in to make a payment and was provided a confirmation number.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the payment history and rating.  A review was completed and corrections were updated.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
129938004 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                  further communication  Borrower made a promise to pay via home banking $2513.94.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputing credit reporting.  Loan was listed as accurate as reporting; denial letter was sent.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
828966840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
137992396 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
750579648 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
505869408 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
207288534 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         12/XX/18 Borrower called, gave permission to speak with fiance re request for payments reversal.  Advised of Loss Mit, and transferred call to research whjo have made adjustments to move funds to bring account current for Dec and backdated no late fees [sic].  Transfer to Cust Serv to explain fee waiver and increase in payment and escrow concerns..
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
376829208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower wanted funds moved from principle to their 09/XX/18 payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
184376220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower discussed the payment posting information and nest due date.  The customer ordered a copy of the note and the loan history to be faxed with dates from 12/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
136955196 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The borrower made a commitment to pay $1,421.70 on 7/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
567542892 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
356194377 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
184992600 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
994472052 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
215103924 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
963464460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called in to discuss general loan information such as payment, escrow breakdown and shortage and basic insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
314674088 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Provided principal balance information,payment received/next due information provided,current interest rate provided to borrower,and provided escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
777408912 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called in and Rep provided principal balance information and also provided information/breakdown for default program.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
696561264 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/14/2011.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
192093132 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                  [2] Property is        Customer return call from customer relationship manager advising perm modification terms has been booked to loan and has
                  located in a FEMA      returns. Customer states plan to make 12/XX/2016 payment on 11/XX/2016 via bill pay.  Advised customer assigned customer
                  disaster area.         relationship manager will monitor loan every 30 days post retention monitoring period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The borrower was affected by Hurricane Irma, which was declared a FEMA disaster on 9/XX/2017.  No indication of any damage or hardship.
500579976 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
228088728 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
244372212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
860595624 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower called in and made a payment. Borrower also wanted the loan number and asked about payment options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
562077516 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster due to Hurricane Irma in 09/2017.
796771164 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called in requesting to correct the 1099A/1099 form and requested a duplicate 1098.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
309955968 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
765613632 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Notes indicate that borrower called to verify status of a $2000 check they sent. Agent advised to contact their homeowners insurance company to place a stop pay on payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
832713424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
808136616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower gave authorization to speak with spouse. Wanted to make payment with debit card advised cannot take.  Power of attorney sent in for third party. Borrower requested modification, but was declined 100/XX/2017. Advised borrower could
                                         appeal.   Borrower requested monthly statement.  Borrower changed insurance carrier.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
866553240 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to adjust payment made on 04/XX/2018 to be applied to principal.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
230433904 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
256097520 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         05/XX/2018: servicer explained to borrower that the loan was still in the closing process and that everything should be updated/XX/19/2017.
254838024 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
360177950 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called in to get current loan information. Once received asked to be transferred to refinance department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
141711652 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The borrower was affected by Hurricane Irma, which was declared a FEMA disaster on 9/XX/2017.  No indication of any damage or hardship.
928818324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
134486184 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called dissatisfied regarding customer experience. Dissatisfied with payoff letter not being sent in manner.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
126339444 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower was advised how to accurately complete permanent modification documents and requested to return documents.
                  [1] Mortgagor Deceased Borrower is deceased and Executor/XX/14/XX/28/XX/25/XX/21/17 indicates borrower located in area affected by Hurricane
                  - Executor/Heir exists Harvey; FEMA disaster area.
                  to dispose of
                  property; identified
                  and documented
689873940 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
540743616 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/14/XX/13/2017 flag
                  [2] Property is        added for natural disaster relief area, no damage noted.
                  located in a FEMA
                  disaster area.

                  [1] Mortgagor Deceased
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  and documented
881164752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  On
                                         11/XX/2017 the borrower spoke with an agent and was advised that the opt out letter for the modification was received and accepted and the review was being closed out. The agent advised the borrower that if they needed anything, feel free to call back.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
269102316 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
523550496 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
689913924 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower called in to find out more information regarding principal forgiveness and non interest bearing account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
657373704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
249220272 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose
                  property; identified   of property; identified and documented.  The date of death is unknown.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
802538856 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Commentary states borrower called in and was transferred to the special loans queue.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
940223760 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Borrower called and Rep asked for payment. Phone payment was processed in the amount of $1667.26 for 10/XX/16. Also, advised borrower of the waiver of the $0.00 fee and borrower consented to the fee.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
912035040 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
249040344 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The borrower called in to discuss general information about the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
432586896 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called in regarding loan. Borrower stated obtain a modification on 2011 and wanted to know how the modification helped. Borrower was set up on  a step rate modification. From 2% and caps at 4.625% borrower principal balance increased by
                                         $13,702.88. Borrower is stating that didn't help in the loan run because paying more for a propriety that has no equity.
                                         Advise we help by avoiding foreclosure.  Borrower stated is requesting a principal reduction. Advise we don't have that option but can contact the HHF provided information and closing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
592376304 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2012.  PREVIOUS: CH13,XXX, filed 10/XX/2010, dismissed 12/XX/10; CH7,XXX, filed 01/XX/2011, dismissed
                                         01/XX/2012
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
654459082 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2007.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.  Payment override completed to match escrow update
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
846431292 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
902988660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
470041908 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The borrower was provided the payment along with the escrow breakdown and discussed the increase in escrow payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
402159780 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 10/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower discussed the payment posting information and the next payment due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a natural disaster area.
717686434 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
419502132 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2010 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
549678012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called 9/XX/2017 to discuss assistance options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
138464592 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.  Chapter 7 discharged
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
516506678 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The servicer informed the borrower on 12/XX/2017 that the payment was applied to the principal.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
114504180 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Confirmed with borrower that Dodd Frank certification has been received.  Discussed with borrower refinance, transferred to that department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
198030756 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Natural disaster date 09/XX/2017
230890764 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called in requesting a Spanish line and stated would call back in when servicer attempted to update the financial information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
551194875 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
901529658 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Borrower called for a duplicate copy of the 1098 and asked to speak with the insurance area.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
903678384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Inbound call from Non ATP, called to make a payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
771441300 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
118488150 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The authorized signer on account called in to schedule a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 04/XX/2013.  Two previous bankruptcies filed:

                                         Chapter 07, case XXX, filed on 04/XX/2012 and discharged on 09/XX/2012

                                         Chapter 13, case XXX, filed on 11/XX/2012 and dismissed on 02/XX/2013
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
408383664 1       [1]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                  insurance claim and    Borrower called in to advise that he is not ready for a final inspection on the property. Agent advised to call when the funds held by servicer repairs are complete and ready for the inspection.
                  with indication of     EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  related contractor bid REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                  repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported roof and water damage on 12/XX/2017 from Hurricane Irma. Claim funds were received in the amount of $6277.84 on
                                         12/XX/2017.  Additional funds were received in the amount of $6921.78 on 06/XX/2018.  The last contact regarding the claim was on 07/XX/2018 when the borrower advised that he is not ready for a final inspection. No indication that the repairs are
                                         100% complete.  The damage repair amount is estimated at $13,199.62.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
145030988 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The co-borrower verified their information and confirmed their loan was current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
339824016 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma in 09/2017.
146625336 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called on 4/XX/17 to request a payoff demand.  Prior to this date, the borrower called in periodically to make the mortgage payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
276642333 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Customer stated required inspection was ordered.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
414534120 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: Property is in FEMA disaster area, but no noted property damage.   Borrower is current with
                                         payments. Disaster dated 09/XX/2017.
139354236 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Borrower called on 10/XX/16 to discuss the prior modification documents that needed to be notarized.  Performing loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
849630012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower stated they still have not received their 1098 and was advised another one would be sent.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
905008962 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower informed of notice of intent and expiration date. Borrower stated no hardship issue is short term and agent advised of long and short term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: Natural disaster date 09/XX/2017, Hurricane Irma. No damages reported
505707636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         BORROWER CALLED TO INFORM OF COMMITMENT TO PAY $1100 ON 03/XX/16 AT THE BRANCH
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
327778836 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
364313565 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
798830340 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower made a commitment to pay $904.99 on 05/XX/17 by home banking.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
875659596 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The authorized third party confirmed their check had been endorsed and delivered on 05/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
266246740 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
886185384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
809096232 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
691653228 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
992231514 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         Servicer updated contact information, discussed due date and grace period
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
203658504 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower had questions about impact to their modification if their payment is paid late.  Short term and long term options also discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
510337912 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  There is a "BNKRPT" comment section, but no details about a bankruptcy are provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
978358500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
655807572 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower requested for a reprint of the tax form.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
831343698 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Borrower was contacted on 4/XX/17 to collect a $2100.71 payment.  Notes show that the initial payment for this month was returned for insufficient funds. No other contacts during the review period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
629508096 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower called in and was advised of the total amount due and the notice of intent to foreclose.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
555127860 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  the borrower called in and wanted to know why the account was showing a past due status. the agent explained that the payment increased due to the escrow, and that until the full payment is made, the account will show past due. The borrower scheduled a payment to be made 11/XX/18
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
333556524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Contacted borrower, asked for payment. borrower stated sending payment to branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
577229016 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         Advised the borrower the loan is current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
779564056 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
881557236 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Borrower called in twice during the review period to make payments:  9/XX/16 and 11/XX/16.  No other contacts during the review period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
574140252 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         payment posting information was discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
489434148 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Notes indicate that borrower called for account information. Agent advised of a breakdown of payment and escrows portions of payments. Agent also went over the increase in their escrow payment along with the escrow shortage that was created due to the escrow increase.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 02/XX/2017-Complaint only: Borrower stated she believed the modification was refinance and not just an adjustment to the original terms of their loan. Borrower stated it was their immigrant status and feels they were taken advantage of. Agent advised they're still researching the concerns.
411683532 1       [1]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The
                  insurance claim and    borrower called in and the agent asked for the payment due. the borrower confirmed the funds held by servicer hardship/XX/31/XX/31/XX/31/XX/25/XX/31/XX/21/XX/01/XX/13/2017.
                  with indication of
                  related contractor bid
                  sufficient to cover
                  repairs

                  [1] Verbal Dispute -
                  Servicer responded and
                  appears issue is
                  closed
483973186 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
549330112 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
782137020 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower requested information on the escrow balance and wanted to discuss the escrow shortage amount.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
808828202 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
510535704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
618658128 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  the borrower called and said they would be able to make the monthly payment by 2/XX/18 and would drop it off at a branch location. The agent noted that the borrower was advised the payment changed due to the escrow and was advised to speak to customer service for more information. The borrower requested the principal balance and the agent provided the information.
                                         the borrower also indicated they needed help setting up the payment through bill pay and the agent advised that they contact the deposit institution for assistance with that.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.  A motion for relief was filed 04/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: the property was located in FEMA disaster area for Hurricane Irma 9/2017. there was no indication of property damage
283866408 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Servicer provided monthly payment amount, payment and escrow breakdown and explained increase in payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
976642326 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Spoke with borrower, customer called in stating he was being charged $6.00 to make a payment on-line, advised he has never been charged a fee on the web when making a payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
647970380 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Husband called to state a payment had been made
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
419572104 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
330986760 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
588234612 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/07/2008.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
160043994 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The agent reviewed the trial status period with the customer and confirmed there were four trial payments and March was not previously scheduled.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane Irma in September of 2017. No
                                         property damages were reported.
536865168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  the borrower called to make the remaining October payment amount. the borrower stated that they were out of the country and not aware the payment had increased, and indicated that they shouldn't be charged a late fee since they were out of the country.
                                         the agent advised that since the full payment wasn't received, the loan was assessed a late charge and it can't be removed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
327848808 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called about the status of the check for their property claim.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: 09/XX/2017-Hurricane Irma with no damages.
354688068 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Provided principal balance information,payment received/next due information provided,current interest rate provided to borrower,and provided escrow balance. Customer called in to stated that they received correspondence with regard to a payment not being received, but lender advised borrower that payment was received and posted to the account
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
398530524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  The borrower updated their mailing address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
658666428 2       [2] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  A
                  property; identified   third party called to advise of the borrower's passing on 1/XX/2018.  Borrower is deceased and Executor/XX/12/XX/14/2017.
                  but not documented     No damage was reported.

                  [2] Property is
                  located in a FEMA
                  disaster area.
913124604 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The representative advised the customer of the total amount due and asked for payment.  The borrower stated that a payment was made in November.  The representative told the borrower that the payment was reversed because the servicer had the wrong checking account number.  The representative processed the borrower's payment with the new account number and assisted the borrower with the automatic draft.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
857324259 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
208826436 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  The borrower was provided the principal balance information, the nest due information, the current interest rate, and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
753508476 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                  [2] Property is        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  located in a FEMA      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  disaster area.         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: natural disaster relief from 09/XX/17 to 10/XX/17.
535685640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
562607456 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower advised on HAMP recast and provided fax # and mailing address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Loan status changed from performing to 30 days delinquent.
588324576 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
362834808 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
799550052 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The further communication  borrower called in with modification questions and requested an amortization schedule.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Consumer disputed inaccurate account information was on file. Research was performed and corrected findings were uploaded on 09/XX/2018.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
901809132 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On
                                         10/XX/2018 the borrower spoke to an agent regarding the escrow account. The agent transferred the borrowers call to the customer service department and the customer service agent was able to provide the general information for the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
462037574 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
814027162 3       [3] Mortgagor Working  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  w/ 3rd Party Group     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  On
                  [1] Mortgagor Deceased 08/XX/2016 the borrower stated she is working with NACA to assist with required documentation for a loan modification.
                  - Executor/Heir exists Borrower is deceased and Executor/XX/13/2011.
                  to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
835355724 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The customer called in to discuss account and payment was made IAO $1921.20.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
966533232 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Comments from 6/XX/2016 indicate borrower called in because his early mortgage payment was applied to principal curtailment.
                                         Borrower was transferred for assistance and complaint was filed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
380447760 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
565093485 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
764753976 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On
                                         4/XX/2018 spoke to the borrower about name change to remove SR. on title and a letter received on 4/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
348635133 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Servicer confirmed insurance is set up to be paid, updated insurance information
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
828837108 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
420541716 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
492502920 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
742622832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
942622800 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                  property; identified   Borrower called in- home is owner occupied- borrower stated having issue with IVR system- rep confirmed the loan number is
                  and documented         accurate- Borrower stated payment made today 09/XX/2016.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
517183044 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called about refinance. Borrower was transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
366543342 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Spoke to borrower who called in a payment in the amount of $1600.72. All information was verified.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
403298616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower confirmed insurance information was updated.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
258228344 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
104669062 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
848400504 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         04/XX/2017- borrower called in- home is occupied by owner- authorized payment for $ 1954.27 dated 04/XX/2017... 04/XX/2017-
                                         Borrower called in ref to escrow account being adjusted- rep advised escrow not included in modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
873720372 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
312188778 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
760575648 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
841271712 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
945481656 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
316323420 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
475549704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called to make a payment but was upset and asked to speak to a supervisor. Borrower expressed dissatisfaction with account authentication questions. after further discussion with a supervisor, borrower processed a payment in the amount of
                                         $1353.88.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
970031832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower was provided the principal balance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
537066288 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Online account access was discussed with the borrower along with general account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Hurricane referenced 09/XX/2017
849666012 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
493480260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
611277720 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
643922328 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
737464896 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The contact information was updated and the modification agreement was sent.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
872302761 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
674270184 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
145861632 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
559716024 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The agent provided the principle balance information, current interest rate, escrow balance,payment received and next due information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
505087884 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called in for escrow fax number
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
551199432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
904558032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower called to inquire about letter of re-amortization and a modification workout wanted more information. Borrower stated intention to retain property and verified property is owner occupied. Agent transferred borrower's call to customer service for further assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
171031560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called 4/XX/18 to express dissatisfaction with the previous modification as it has not helped her.  The borrower was advised there is no program to reduce the
                                          loan balance short of selling the home and doing a short sale.  The borrower was advised of possible short and long term assistance options but chose not to exercise.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 01/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
936706320 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in and made a payment in the amount of $1023.00 for 12/XX/2018. The borrower verified the property is tenant occupied and stated was aware of a returned payment. The servicing agent advised the borrower of short and long term payment options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
633636630 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Borrower requested for social security number to be updated.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
752949380 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The last contact with the borrower was on 09/XX/2018. The borrower needed to fax in new insurance policy.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
272362761 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
404828004 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The
                                         3rd party accepted the Forbearance plan and they can afford to make the payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. Florida Hurricane Irma (DR-4341)
                                         declared on September 26, 2017.
607227012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
973245312 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower advised they had sent the re-cast documents the previous day.; a payoff was discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
366266732 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
232167096 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called and wanted information on the overage refund and year end statement. The borrower was advised of the expiration date of the NOI of 03/XX/2017.  Borrower called on 11/XX/2018 to discuss next payment due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
416683332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         08/XX/2018: borrower called servicer inquiring about loan modification process; servicer advised of process.  Loan not delinquent, programs/XX/23/XX/08/2018 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
256887204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Commentary states borrower emailed in regarding escrow account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
294772044 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: FEMA Natural disaster relief from 09/XX/17 to 10/XX/17.
888094620 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         Borrower stated will make the August payment at the branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
153308652 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Analyzed account and ordered monthly statement. Changed escrow figures reanalyzed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.  Chapter 13 discharged
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
890433684 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
150859632 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called in to discuss their modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
448490532 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
903179673 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2016.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit reporting error dispute
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
755394453 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Notes indicate that borrower made a payment for less than the total amount due effective for 5/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
787071285 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower called in to discuss their escrow account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
953768340 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
932166984 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2012.  Chapter 13 filed 09/XX/2010 dismissed 09/XX/2010,
                                         Chapter 13 filed 11/XX/2010 10-57655 dismissed 01/XX/2011
                                         Chapter 7 filed 03/XX/2011  11/XX/2011
                                         Chapter 13 filed 8/XX/2011 XXXXXXX dismissed 09/XX/2011
                                         Chapter 13 filed 12/XX/2011 XXXXXXXX Dismissed 12/XX/2011
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
268789248 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
120537945 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  On
                                         02/XX/2017 the borrower spoke to an agent regarding the escrow shortage payment. The borrower set up a payment with the agent and the agent was able to provide the confirmation number to them and requested the account to be re analyzed to be effective on 03/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
793002672 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
228478572 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
664853508 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
504109158 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  On
                  [2] Property is        10/XX/2017 the borrower spoke with an agent about a special forbearance program and the borrower stated that it would not
                  located in a FEMA      benefit them at this time. The borrower stated would follow up.
                  disaster area.         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Per notes dated 09/XX/2017 the borrowers property was in an area that was affected by Hurricane
                                         Irma. No indication of damage noted in commentary.
436282548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
810328959 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
135485784 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         10/XX/2018:Borrower contacting lender to discuss the escrow account that seems to be delinquent due to the modification that was booked in 2016. Loan is currently due for 09/XX/2018

                                         11/XX/2018:Payment was processed over the phone in the amount of $468.24 effective 11/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
931947072 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Borrower contacted servicer regarding receiving phone calls. The servicer advised that the calls were placed after thegrace period and the payment was received after.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
267902796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
201339432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
384646080 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower made a scheduled payment via phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
893081348 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
870571632 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
108886428 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2009.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
822087783 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
726527341 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Borrower made a promise to pay $1877.71 on 12/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Loan went from performing to 30 days delinquent.
348260334 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower provided insurance company name  and phone number.  Borrower requested loan documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
543592476 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
877482243 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to inquire why monthly payment increased so high. Stated it's more then they can afford. Call was transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
908966268 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         12/XX/2018 Review-Notes indicate that borrower called to schedule a Promise to Pay payment. Agent advised of payment confirmation number
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
151184880 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called in to confirm insurance  information.
                  [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit
                  Servicer responded     Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication within 60 days and no  from mortgagor.  Borrower disputed accuracy of loan information being reported to Credit Bureaus. Servicer researched and on further communication  05/XX/2018 corrected information accordingly.
                  from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property is located in an area which was declared a natural disaster on 09/XX/2017. No damage sustained to property per notes.
249800030 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The borrower called in to go over the total amount due and confirmed their commitment to pay $1655.34 on 12/XX/16 via online.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
835466580 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
937684776 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called on 08/XX/2017 to discuss the lender placed insurance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
581187432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Account inquiry.  Property is owner occupied.  Total amount inquiry.  Credit reporting continue.  Collection activity will continue up to foreclosure.  Asked for payment.  Processed payment in the amount of $674.38 effective 01/XX/2018.  Provided call back number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
321455696 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
846535338 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
840633612 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  the borrower called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: the property was located in FEMA disaster area for Hurricane Irma 9/2017. no property damage was noted.
177129120 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On
                                         07/XX/2018 the borrower spoke to an agent and reviewed the account. The agent reviewed the payment and escrow breakdown, the agent reviewed the increase in the escrow payment, the current escrow shortage and payment posting information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
483603260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
144694212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
850769556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Account inquiry.  Verified account and ordered monthly statement.  Property is owner occupied.  Borrower called to discuss status of account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
227590896 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
455507724 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
801909108 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Inquiry received from Customer. Analyzed account, ordered monthly statement and changed reserve requirement along with completed analysis.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2009 and there is no evidence of reaffirmation.  Discharged bankruptcy
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
644092260 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was contacted regarding the loss mitigation review.  The servicer advised the collection activity will continue and was provided with the next steps for review.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA Natural Disaster declaration declared 9/XX/2017 due to Florida Hurricane Irma and noted on
                                         09/XX/2017.
847970676 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The servicer called and spoke with the borrower and advised of the total amount due. The borrower stated will pay $2003.68 on
                                         03/XX/2016 by phone and advised servicer not to call anymore and disconnected the call.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
681571836 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower advised is not interested in assistance for natural disaster and was able to bring the account current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a natural disaster area due to hurricane.
506367372 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
131294748 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
877488864 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On
                  property; identified   08/XX/2018 the authorized signer called to make a payment in the amount of $945.41.  Borrower is deceased and Executor/Heir
                  and documented         exists to dispose of property; identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
136722650 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
692123040 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower had questions about unapplied funds in April/XX/07/2018 payment.  The borrower wanted those funds to go towards a principal reduction rather than towards the June payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
554787996 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
401869188 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Spoke to borrower who advised the payment made on 8/XX/2018 was rejected by the bank. Borrower is resending on 8/XX/2018.
                                         ***10/XX/2018 borrower made promise to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: loan went from delinquent to performing.
323420580 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower spoke to the servicer and had a copy of their modified note emailed to them.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
552089076 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
414537076 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Discuss loan status
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
807256968 1       [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                  servicer with          Borrower called to make payment on account.
                  indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                  repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Claim filed
                                         04/XX/24/XX/02/2018 due to no activity in more than 365 days.  The damage repair amount is estimated at $16,083.62.
                                         Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
578694238 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
900559632 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
360205860 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower is disputing the account stating not his /XX/04/2017 and determined account is accurate.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
339826014 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
730446948 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  property; identified   Spoke to borrower advised signed permanent modification documents have been received by the bank. All information verified
                  and documented         Borrower is deceased and Executor/XX/03/2014.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
876264948 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
785701422 3       [3]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                  unresolved and no      Borrower called in to request pay plan application.
                  indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On
                                         09/XX/2017 Borrower indicates to Servicer there is damage to the roof that Borrower is going to have repaired. Unable to confirm completion of repairs. No evidence of active hazard claim.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower was impacted by Natural Disaster(Hurricane) on 09/XX/2017.
676139436 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower wanted to know if they received the Frank Dodd paperwork they sent in because they received a duplicate copy.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
296431380 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
681272748 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2008.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
950759544 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The servicer called and spoke with the borrower who stated that the hardship is resolved and able to make the December payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster declared area due to Hurricane Irma on 09/XX/2017.
749440104 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         09/XX/2018: borrower called servicer, confirmed property is owner occupied.  Servicer advised of total amount due and asked for payment.  Borrower called to confirm payment scheduled.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
889401051 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Disaster referenced on 10/XX/2017.
663314568 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Borrower promised payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
503788404 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower made payment on account. The agent provided the borrower with the principle balance information,current interest rate, escrow balance and payment received/XX/13/2017, no evidence of damages.
409925964 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called to discuss status of modification. Advised the borrower mod is under review and can take upto 30 days fo a offer for assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
741963096 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2011.  The proof of claim was filed 04/XX/2011.  Chapter 13 10-25494 filed 08/XX/2010
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
330637692 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit
                  [1] Written Dispute -  Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication
                  Servicer responded     from mortgagor.  Borrower disputed credit reporting. Servicer updated all balances and payment history. Issue appears to be within 60 days and no  resolved.
                  further communication  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  from mortgagor         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damages.
349385058 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
285182952 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower request for review of payoff provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
860503941 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The escrow account was analyzed and the figures were updated. The overage was sent to the borrower and the monthly statement was ordered.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
189544152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower spoke with the servicer about general information.  The borrower made a payment.  The servicer provided the FDCPA and NACHA disclosure.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
914004252 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  CRM call, spoke to borrower. Verified. Questioning why payoff balance is more than the original loan amount was for; after reviewing all the documents the difference is when the file was modified the delinquent amounts were added to the original balance which made the amount higher; advised that has non interest bearing loan behind this one that is paid either at maturity or when pays off the loan; has cont info  bus hrs  advised monthly updates
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
744805512 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
526139460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
949725018 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
186892524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
915658425 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Commentary indicates last borrower contact borrower called in to find out about incentive; on anniversary of 1st trial payment will receive the principal credit.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
383201676 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower was provided verbal tax form figures during a 2/XX/17 incoming call.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
130737684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  A inquiry was received from banking center.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
665923524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower stated will make payment on 08/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
355657682 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
210545748 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
903508452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
771615646 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
979298124 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
249820032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
838666452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
604975800 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
381991797 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Per the last borrower contact, borrower expressed dissatisfaction with fees on account. Borrower requested fee waiver because payment was not made due to an oversight.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
912904692 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
609658044 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
650529868 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower called regarding escrow overage check.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damages.
899340120 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower contacted Lender with regard to the Welcome Letter.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane Irma 09/2017); no damage reported.
553269324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
123810456 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
317592912 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Responded to borrower's email regarding due date of loan and late charges due on the loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
917916380 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
513324588 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower requested general loan information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
909036240 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The
                  closed                 borrower called in regarding having credit reporting corrections made and was provided with the information to submit. There is no evidence the dispute was received.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2016.  The dispute type is Verbal and the reason is Fee
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was calling in to have a late fee waived and was advised not able to waive the fee.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
664843509 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                  further communication  Discussed payment plan and posting history for payments.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed the date of the firs delinquency. Researched and no findings.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
966583212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
277139100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Borrower was contacted to schedule a payment for $1480.21.  No other contacts during the review period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
122151120 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
850569636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The customer called in to go over general account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
732073556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower discussed general loan information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
133473300 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2018 and there is evidence of reaffirmation.  Reaffirmation agreement was mailed to debtor 9-5-17
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
909748014 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Spoke with borrower, borrower called and went over signing information of his perm documents he will be sending back today
                                         3/XX/17
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
918252552 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The borrower verified the property is owner occupied.  They also verified their payment of $1,236.00 was applied on 07/XX/2016.
                                         The borrower inquired about having the PMI removed and were transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
283173354 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower called into property claims department. For check to repair roof.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. Florida Hurricane Irma (DR-4341)
                                         declared on September 26, 2017.
805539438 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to verify if it is standard or normal business practice to ask fr last four of social security number for authentication purposes, The agent verified that is cirrect and stated was calling for mortgage insurance and will call back. The borrower verified that the property is tenant occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma declared in 09/2017.
339404184 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower advised payment was mailed 05/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
123340644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.
                                         Borrower called in to advise that October 2018 payment was made and that the November 2018 payment will be made 11/XX/2018 and the December 2018 payment a week later.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
881931798 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
976669176 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
413454552 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
568312584 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  On
                                         3/XX/2018 spoke to borrower to explain post closing process and can resume normal payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA declaired disaster area due to wildfires on 1/XX/2018 and ended on 3/XX/2018. No property damage from fire reported.
111145524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
578038692 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
881457276 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Borrower called regarding the status of the loss claim check.  The servicer advised that it was signed and has been returned; claim has been closed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
118992384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
588824376 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The
                  closed                 borrower called in and stated that the servicer lost three months of payments before the modification. The borrower stated
                                         that they lost their homestead tax exemption because the home was placed into foreclosure. The borrower also stated that the current loan balance is incorrect and that the current servicer caused problems with their account after the loan was transferred from the prior servicer.  The call was transferred to the Special Loans Department.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Loss Mit
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower is disputing the loan modification and current balance. The servicer researched the issue and a resolution was presented to the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
199340232 2       [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  requested within the   PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower requested a verbal payoff demand.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
871681188 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
938144592 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower advised that the modification documents have been returned.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
327059124 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower spoke to the servicer about general information and the escrow balance.  The escrow account was analyzed.  There
                  [1] Mortgagor Deceased appears to be an overage and ordered a monthly statement.  Borrower is deceased and Executor/XX/12/XX/13/17.
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  and documented
155287860 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower called in about the principal and interest rate
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
282313526 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The
                  [1] Mortgagor Deceased borrower called to request copy of permanent modification documents to be faxed.  Borrower is deceased and
                  - Executor/Heir exists Executor/XX/06/2018.
                  to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
785455692 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Lender left message for Borrower 10/XX/17.  Borrower returned call, lender confirmed owner occupied and advised of total past due.  Borrower advised no damage to property or loss of income and declined special forbearance from 9/XX/17 letter solicitation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
635305776 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
668946184 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  the customer called and inquired about the insurance and was transferred to customer service
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
738264576 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
110505780 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
948610404 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
968862300 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
678304312 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         09/XX/2017- Owner Occupied- rep offered temporary assistance of a three month forbearance. The borrower did not accept at this time and stated will call back if decides to accept.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma declared in 09/2017.
801459288 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower called to advise repairs completed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property is located in a Natural Disaster (does not specifically state hurricane) area noted on
                                         9/XX/2017, damages with insurance claim noted 2/XX/2018 and completed 3/XX/2018 with funds released. Unable to determine if associated with natural disaster.
859084083 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
126629328 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
681683636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower verified property is owner occupied and made a promise to pay $1100.02 on 07/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
456717240 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                  property; identified   Spoke to  heir  provided address and fax# where estate executor can send estate documents.  Borrower is deceased and
                  and documented         Executor/XX/06/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
383916372 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called in and wanted information about forbearance. The agent explained the special forbearance to borrower who stated will think about it.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma declared in 09/2017.
198220680 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
435595692 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
860005860 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in and made a payment in amount of $579.33.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma noted on 09/XX/2017.  No damage was reported.
292452972 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in to request a payoff demand statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma noted on 09/XX/2017.  No damage was reported.
679478100 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called for loan status and was advised  2 payments due.  Borrower stated would make the payment online.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damages
594580536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
107595696 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is in a FEMA disaster zone due to hurricane as of 9/XX/17.
438844392 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         04/XX/2018: Borrower called servicer to discuss refinancing options.  Servicer provided HUD phone #.  Borrower declined to schedule a subsequent meeting.  Servicer informed borrower of right to designate a counselor, attorney or other representative to review options in order to bring loan current.  Servicer advised of short / long term options that borrower may qualify for.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
232037148 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         Borrower called to discuss lowering payment and possible modified amount was discussed.  Modification was not completed as necessary documents not received from borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
902828724 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The borrower informed the servicer on 07/XX/2016 that the insurance policy will be expiring
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
546275367 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called in regarding payment and was advised can only make full payments at the branch.  Partial payments need to be made over the phone.  The borrower is trying to bring the account current and will make a payment and a half to cover two payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
437574900 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called into make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
473482647 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
416503332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
852478872 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
261255456 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
239782034 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
560455728 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Borrower contacted regarding having late fee waived. Servicer advised would escalate again, but couldn't guarantee. Borrower understood and confirmed payment would be made at the branch. Borrower also wanted to confirm payment decrease due to PMI being cancelled. Servicer advised that customer service would confirm.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
592722816 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On
                                         12/XX/2018 the servicer contacted the borrower to discuss the status of the loan, the borrower stated they have a payment scheduled for 12/XX/2018 in the amount of $961.62.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA Disaster area - Hurricane Irma, 09/XX/2017.
434856510 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  the borrower called in on 11/XX/18 and stated they had changed the insurance company, and wanted to give authorization to the
                  [1] Written Dispute -  servicer to speak with the new insurance provider
                  Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Written and the reason is Credit within 60 days and no  Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication further communication  from mortgagor.  Borrower disputes present/XX/account history/XX/2/2017, however; there was no evidence of any outstanding
                  from mortgagor         property damage on file.
442742832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
592802784 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to hurricane Irma noted on 09/XX/2017.  No damage was reported.
160603938 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
670573176 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments from 4/XX/2013 indicate modification completed effective with the 4/XX/2013 monthly payment.
264093588 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  The borrower called in and requested tax form reprint and the agent advised the borrower of the time frame to be received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
168802452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in and was advised of mini Miranda, privacy statement. Agent then attempted to provide HUD# and advised of total amount due. Borrower informed agent that payment in the amount of $1072.93 will be made on 9-18-18 at local branch.
                                         Borrower stated that the reason why he is making payment late was because he did not receive his check on time and wanted to know if he will receive a late fee. Agent advised that once he make payment at local branch, agent can then submit request to remove late fee to see if he qualifies.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
331583670 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Borrower called in. Servicer confirmed  Modification Agreement was mailed out to Borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
910395696 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
149110332 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: 10/XX/2017 - Natural Disaster - no damage reported
137235084 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower removed contact number from database. Borrower called to find out information on modification terms
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
781227384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
546431340 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit reporting dispute received 06/XX/2018 wherein the borrower is  stating inaccurate information. The servicer reviewed the account and on 06/XX/2018 and determined that the information is accurate as of date reported.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2013.  Prior chapter
                                         13 bankruptcy was filed 12/XX/2010 under case number XX-XXXXX.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
482301765 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called and asked about post Hurricane assistance.  Servicer explained the special forbearance program as well as the repayment of funds post SFB.  Borrower stated this is not what they are looking for at this time.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in an area impacted by a natural disaster (Hurricane Irma 09/2017); no damage reported.
480707648 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The servicer provided basic insurance information to the customer.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.  A motion for relief was filed 02/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a disaster area.
263827224 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
572520900 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Disaster referenced 10/XX/2017.
234786048 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
998250540 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
466503324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in and was provided the loan status and confirmed the payment was received.  The next due and escrow balance was provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
443162664 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On
                                         07/XX/2018 the borrower spoke to an agent and the agent inquired on the outstanding payment. The borrower stated that the payment in the amount of $280.00 along with $565.00 posted 06/26 as a principal payment. The borrower was transferred to customer service and they were able to open up a ticket to have the funds reversed and re applied correctly.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
159326244 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/30/XX/15/2012.
                  [1] Mortgagor Deceased LITIGATION: There is no evidence of litigation on the file.
                  - Executor/Heir exists TITLE ISSUES: There is no evidence of title issues.
                  to dispose of          PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status
                  property; identified   is owner occupied.
                  and documented         ADDITIONAL INFORMATION: NA
412257532 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
784106232 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
738832204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The borrower called in and requested a foreclosure sale date postponement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
595811580 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                  property; identified   Spoke with borrower, customer called to inquire about some possible long term options  Borrower is deceased and
                  and documented         Executor/XX/03/2015.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
757988372 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower verified their information and made a payment of $748.29 over the phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
747120546 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called on 07/XX/2017 to request the HAMP recast documents to be sent out again.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2009 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
198160704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
671662827 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called in to discuss the prior modification documents and the current principal balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
323260644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The borrower made a scheduled phone payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
739993884 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
318342612 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
860865516 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
906127404 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The servicer advised of the total amount due, negative credit reporting, notice of intent, and late fees.  The servicer also advised that collection activity will continue up to foreclosure.  The borrower stated is speaking with a real estate agent and will call back regarding their decision to sell the property through a short sale. The borrower  will continue to make payments during the short sale review.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
684211572 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Borrower completed modification process and inquired how to continue making payments. Borrower wanted to know when the online statements would be updated with correct amount. Borrower made payment and was transferred to customer service to check on online statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
475859580 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The authorized signed on account called  in to request loan information and a copy of the 1098 tax form.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
931417284 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
452059570 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  the borrower called in and requested a history of the loan from 5/XX/2018. the agent also indicated they discussed the principal recast from the prior HAMP that was done in 2013.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
958886292 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The
                  property; identified   agent discussed payoff for the account.  Borrower is deceased and Executor/XX/24/2008.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
587584872 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
836132740 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
889414092 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower made a promise to pay in the amount of $770.49
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
183076740 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
310387584 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
100909620 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
445900802 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
987065016 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                  property; identified   Borrower called to inquire about loan, but could not authenticate loan with verification of social security number. Borrower
                  and documented         stated will call back.  Borrower is deceased and Executor/XX/22/XX/12/XX/23/XX/3/2018 after review period.
174400212 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower spoke to the servicer about the account and the borrower made a payment.  The servicer advised of short and long term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is in a FEMA disaster zone due to hurricane as of 10/XX/17.
991723152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower called on 10/XX/17 to obtain general account information:  balance, next due, current interest rate, escrow balance, and to confirm the payment was received.  No other contacts during the review period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
981660732 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
708919101 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
900839907 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
645820810 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
914184180 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower spoke to an agent and the agent reviewed the general tax information that was available. This included the parcel number, the due dates and delinquent dates.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
330327816 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower call to aadvised would be mailing payment in for $2083.46 ob or by 07/XX/2017 and provided authorization to speak with daughter.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
364307124 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The customer called in and requested ti be transferred to the special loans department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
631417332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
650579664 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
624070272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
333736452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
941225868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
958476456 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower made commitment to pay $850 on 7/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA disaster area - hurricane Irma 9/XX/2017, no evidence of damages.

                                         There is no comment after 12/XX/18 in the new comment set.
883901601 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
297630900 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
984196164 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
444212244 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
344295567 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2011.  A motion for relief was filed 05/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
548378064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
479834014 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.
                                         Borrower called to make payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 01/XX/2019-No contact was made within the review period. Property was in FEMA disaster area
                                         09/XX/2017, no evidence of damages.
114904020 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/1975.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
300869604 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
179278260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
192722888 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
821121420 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in to customer service to request information on the escrow account.  All contact was with customer service there have been no collection calls in review period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
129244146 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower contacting lender for loan status. Lender provided principal balance information,payment received/XX/01/XX/31/XX/29/XX/10/XX/17/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
515358459 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Transferred to Spanish line
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
596191428 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is in a FEMA disaster zone due to hurricane noted on 9/XX/17.  No damage was reported.
825469680 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Provided principal balance information. Payment received and next due information provided. Current interest rate provided.
                                         Provided escrow balance
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
241590336 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower was advised that the permanent modification was completed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
576399348 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
760665612 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower contacted the servicer to pay the difference in their September payment in the amount of $112.10.  The servicer discussed short and long term options with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
371541324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called in for status of account. Agent provided monthly payment amount and loan terms.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
228458580 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Account inquiry. Spoke to borrower. Called to check status of loan will make payment at branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 06/XX/2018 reflects that the property was located in a 2017 disaster area.  The property was damaged by the hurricane per notes dated 11/XX/2017; but no further details were cited.
179858028 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was contacted regarding payment and advised of the total amount due.  The borrower stated would make the payment at the branch the following day.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
779624044 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower contacting lender regarding payments. Lender provided next due date is 09/XX/2018. Loan is currently due for
                                         10/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
842332932 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.
                                         Borrower is aware of decrease with payment due to removing escrows.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property is in FEMA disaster area, but no property damage noted. Disaster dated 09/XX/2017.
549909948 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
965103804 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called in to find out about her modification that started March 2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
339834012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
651409332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Borrower stated that information was sent out 3 weeks ago and advised the borrower that it was never received. Borrower was transferred to the customer service department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
304638096 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower had questions about fees and wanted to change the plan pay date from the 12th to the 15th.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
825389712 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  The borrower called in to discuss the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
911695176 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower spoke to the servicer about "regular documentation."
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
132796860 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
930007848 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Written and the reason is Payment
                  from mortgagor         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the account status and payment history.  The servicer researched and updated the payment history.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
230347824 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
431577300 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
826169400 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
779168208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The agent transferred the call to the property claims queue for the borrower and confirmed that all insurance information was correct.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
278948376 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The agent advised the borrower that their check must first be cashed by them and then they can make a payment to escrow
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
707699223 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
620331768 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Account inquiry.  Account verified, property is owner occupied.  Attempted to provide HUD.  Borrower advised of payment of
                                         $1878.52 on 08/XX/217 by website.  Borrower asked for a pay plan, transferred to customer services.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
229908000 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Borrower had questions about escrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
698690412 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
463454544 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
619742004 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Contacted borrower who stated dissatisfaction with collections. States does not like monthly emails about bills. Borrower will callback to make payment of $672.62.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.  Discharged chapter 13
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
798010668 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The servicer contacted the borrower for payment and advised of long and short term options that are available, the borrower stated she receives her income on the 3rd of the month and mails the payment by the 5th of the month.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Disaster referenced on 10/XX/2017.
361653831 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The
                                         Servicer advised borrower of the next steps and share quest to cancel disaster forbearance plan and make payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Natural Disaster referenced 10/XX/2017. No damaged noted.
822770760 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower informed the servicer on 01/XX/2018 that the payment will be made by 01/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
556108756 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
418848111 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2015.
                                         Commentary states borrower called in and requested insurance information, including mortgagee clause and fax number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
974035154 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
930067824 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The servicer informed the borrower on 08/XX/2017 that the payments are being sent to the wrong address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
910968894 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
510928902 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  On
                                         05/XX/2017 the borrower spoke to an agent about the total amount due and the agent asked for the payment. The borrower stated that they had auto pay issues and that is why the payment wasn't made yet. The borrower did make a payment for
                                         $750.48 effective that day and $765.68 on 05/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
739574052 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
669573216 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower contacted the servicer to discuss what the outstanding fees were; the servicer advised due to the prior foreclosure and borrower stated they will settle it when they sell the home.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
858374154 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Authorized third party made a payment of $1000.00 over the phone and agent discussed loss mitigation options; borrower not interested at this time.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
942901382 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to question the recast offer for modification. The servicer recapped the term and the pay plan has taken effect.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2011 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
219951984 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower called to make payment.  Verified contact information and offered short/long term options.   No programs initiated
                                         by borrower.  Borrower called to confirm payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
273710472 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in regards to the fees on the property advised not able to negotiate or waive fees advised of possible short term and long term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
330883810 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
955367700 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The further communication  borrower called in regarding insurance.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed first date of delinquency but servicer researched and found that the reporting was correct.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
378048720 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Borrower had questions about escrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
382866792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
769761972 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         10052018 -- borrower called for general account information
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
694332156 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
220307967 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/19/2012.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
344362200 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
591930801 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower spoke to the servicer and was provided principal balance, last payment/next due, current rate, and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
236990520 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
322587096 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Borrower called in, the servicing agent discussed payment, escrow breakdown and explained reserve requirement to the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments 09/XX/2017 reflect subject located in FEMA Disaster area for Hurricane Irma.
568183176 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in to discuss the status of the PMI deletion.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
675272988 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
709396128 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
243545643 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
619718022 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
522660852 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
432782688 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The
                  [2] Property is        borrower called for verbal tax figures.
                  located in a FEMA      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  disaster area.         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         9/XX/2017.  No damage was reported.
518022708 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                  [1] Mortgagor Deceased Executor/XX/01/XX/05/XX/05/XX/15/XX/5/2010.
                  - Executor/Heir exists LITIGATION: There is no evidence of litigation on the file.
                  to dispose of          TITLE ISSUES: There is no evidence of title issues.
                  property; identified   PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status
                  and documented         is UTD.
                                         ADDITIONAL INFORMATION: NA
301499352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  On
                                         3/XX/2018 spoke to borrower to make a payment by phone for $1345.11 effective 3/XX/2018. Spoke to borrower about options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
419462148 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
309719025 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
883841607 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower states that the number on file is incorrect. he also made a promise to pay in the amount of $3200 on 01/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
236090556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower verified their information and stated they were getting ready to eat dinner.  They were advised they would receive another call.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
241843224 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
953844606 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
731577252 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         borrower called to make payment for 1080.56
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is in a FEMA disaster zone due to a hurricane noted on 09/XX/2017.
792568296 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Borrower contacted for payment. Borrower gave the date that payment would be made.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
950594931 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
794541060 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
978224316 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The agent discussed the increase in escrow payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
969002244 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called in to discuss a short sale on this second home. the agent confirmed that the investor doesn't require a work out review on a non-owner occupied property. Comments indicate the borrower would obtain a realtor and submit a third party authorization. Follow up comments on 12/XX/17 indicate the borrower did provide the written third party authorization.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
989094204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
921031440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  the customer was contacted and given the total amount due, asked for payment and a promise was provided for the 14th of the month.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Loan has been modified using:WM-Daly-modification-2-Load date-2018-06-15 07:52:22.22 on 2018-06-15
                                         11:22:59.34
591576336 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
892160775 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called and made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
468276326 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower expressed dissatisfaction with fees being charged for vacancy. Advised borrower would need to speak with customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
661855152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
845041848 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Notes indicate that borrower called to have their mailing address updated along with other information. Agent updated borrowers mailing address, provided current loan terms, discussed general payoff process/information and provided general loan information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
856647204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
740593644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
954608004 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in to confirm that their reinstatement funds have been received. They were advised that they were.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: There was a close and bill of the foreclosure outside of the review on 10/XX/2018.
                                         Retouch Review - Collateral file received by the bank on 10/XX/2018.  CRM PreAssign case closure due to account being current and customer meeting payment requirements.
                                         Note on 11/XX/2018 reflects tax paid by XXX.
730047864 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
431856811 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
332496948 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  On
                                         1/XX/16, the borrower advised of possible identity theft and asked for a courtesy payment adjustment.  The servicer advised on how to proceed but was not able to make the adjustment because the borrower did not provide the date of adjustment.
                                         Borrower did not dispute the mortgage payment history.  The borrower requested the mortgage payment history from 5/XX/2016.
                                         Throughout the review period, the borrower called in for general information and to make payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
197440992 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called 8/XX/17 expressing dissatisfaction with the account status since the July payment was made.  She committed to pay $1,410.50 by Home Banking, and the additional $30 to move funds that posted to other balances 6/XX/17.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
178048752 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in payment of $682.97
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA disaster area - Hurricane Irma 9/XX/2017
243352620 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Spoke with borrower, customer was asking about the recast letter explained to customer what it is for advised the $5000 incentive has already been applied towards the account  confirmed if he doesn't want to accept it he doesn't need to return the docs provided HHF
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
403439652 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Advised of total amount due. Commitment to pay on 4/XX/2018 received by mail.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments 09/XX/2017 reflect subject located in FEMA Disaster area for Hurricane Irma. No indication of damage noted.
617982708 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On
                                         9/XX/2018, the customer stated they will be going to the branch that day to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
112887418 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
138404616 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                                         Borrower called regarding step rate interest change per loan modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
351509684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in and stated that they wanted the bankruptcy code removed from the account and was transferred to that department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
149460192 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The further communication  borrower called in regarding the ARM payment and payment increase.  The borrower made a promise to pay on 04/XX/2018 and was
                  from mortgagor         transferred to customer service for escrow information.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2016.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower initiated a written credit reporting dispute requesting validation of account information.  No specific dates were provided.  Letters were sent requesting more information with no response.  The dispute was closed.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
250279848 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
203198688 3       [3] Mortgagor Working  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  w/ 3rd Party Group     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Commentary states borrower called in and was provided with account status information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
899050086 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On
                                         10/XX/2018 the account noted, Notice of Exit from Case Management, account is current the borrower met payment requirements.
                                         On 09/XX/2018 the signed Loan Modification documents were received by the Bank. On 09/XX/2018 the permanent Loan
                                         Modification documents were mailed to the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a natural disaster area due to hurricane.
131967192 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower stated the payment was mailed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         10/XX/2017.  No damage was reported.
996781128 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Spoke with borrower and went over modification process borrower unsure if they want to proceed. Borrower wants lower
                  [1] Mortgagor Deceased interest rate advised borrower of refinance options as well.  Borrower is deceased and Executor/XX/13/2017, no evidence of
                  - Executor/Heir exists damages.
                  to dispose of
                  property; identified
                  and documented
872350920 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The customer called in requesting disbursement of claim funds.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: A property claim was closed on 1/XX/2018.
836982570 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
896650634 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
594432132 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower contacted the servicer on 01/XX/2017 to inquire about the escrow balance on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
399390180 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
439404168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         02/XX/2018- contacted borrower- home is owner occupied- borrower stated delinquent dye to government hold on VA checks- rep offered short and long term options- borrower committed to make payment in branch for $4456.72 on Monday./XX/ 10/XX/2017-
                                         Contacted Borrower gave total due stated will pay $4456.72 through online banking- 10/XX/2017... 08/XX/2017-Borrower called to make payment for$ 2228.36 on 08/XX/2017. 06/XX/2017- Borrower stated insurance to be cancelled due to non-payment -
                                         authorized payment for $2228.36 for 07/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
125629728 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
456947148 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
104538168 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The
                  property; identified   borrower contacted the servicer to discuss the escrows.  Borrower is deceased and Executor/XX/06/2013.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments indicate the co-borrower is deceased; however, the borrower is still active on the loan.
821171400 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
823720380 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         Borrower inquiry in regards to modification and options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
871081428 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The
                  property; identified   borrower called in to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and
                  and documented         documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
904837920 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
489314196 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
677009088 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Updated contact information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma declared in 09/2017.
145541760 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
893542440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
434516124 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
853519262 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
949799928 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Commentary states borrower called in regarding payoff information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
515638431 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower called to make a payment in the amount of $1,010.82.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
866433288 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The further communication  borrower contacted the servicer to see if the credit reporting from 2011 could be updated or removed as the borrower lost
                  from mortgagor         their job back then.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer received a dispute and responded with correct findings as the terms duration, dates, balance and payment history were found to be incorrect.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
374922504 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         BBorrower called in  for a duplicate 1098 form.  Gave the figures verbally.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
787364928 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called and scheduled a payment of 1374.20 through the IVR.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
482401755 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Emaiil received on 08/XX/2016 from borrower that escrow shortage was paid.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
364014336 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower spoke to the servicer and made a payment. The borrower stated they have been making the payments and want to go back to making payments online so the servicer closed their special forbearance plan and the loan resumed normal servicing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is in a FEMA disaster zone due to hurricane noted on  9/XX/17.
958866300 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The comments dating back to 09/XX/2017 indicated the property was located in a natural disaster zone. No sign of damages.
902878704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The loan status is delinquent, due for 09/XX/2018 payment. On 12/XX/2017 the borrower called the servicer to make payment and also had questions regarding fees, the servicer advised of possible workout options and transferred the call to customer service for further assistance. On 02/XX/2017 the servicer contacted the borrower regarding payment , the borrower stated
                                         the payment would be made on 02/XX/2017 in the amount of $1639.27. On 04/XX/2016 the servicer contacted the borrower for payment, the borrower confirmed payment on 04/XX/2016 in the amount of $1653.41.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
855087828 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
421421364 2       [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  requested within the   PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to request payoff. Transferred to customer service
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
820075952 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
462245028 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
656497296 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/16/2014.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
290531882 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The customer called in to confirm the escrow account. The servicer advised collection activity to continue and long and short term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
812194992 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called in and promised to pay  1383.57 on 01/XX/2018 at the local branch office.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
410955552 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Notes indicate that borrower called to update their contact information and go over the regular documentation
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
393560640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
980127792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
521541300 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
826039452 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The borrower was concerned of the payment not posting when it was made online, said they hadn't received it but would set up payment reduce fee.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
787821210 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
162524964 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower contacted for payment. Borrower made payment of $556.30.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
448850388 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
441951592 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                  [2] Property is        Borrower called to get fax number for insurance.
                  located in a FEMA      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  disaster area.         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Property in FEMA disaster area 09/XX/2017, no evidence of damages.
382784688 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
859574034 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Spoke with associate. Advise total amount due. Attempted to provide the HUD number and applicable WA number per WA house bill 1362. Asked for payment. Verified all phone numbers on file.  Caller informed of their commitment to pay $124.73 on
                                         08/XX/2017 by regular mail. Confirmed borrowers payment amount and provided total amount due break down of charges.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
200339924 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Regular documentation
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
964993491 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The borrower spoke to the servicer and was provided principal balance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
541505842 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                  further communication  Borrower called to advise their payment was scheduled for 03/XX/18.  Borrower advised they are not in need of a
                  from mortgagor         modification, they are fine with their current payments.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit reporting dispute.  Research findings concluded the account type and payment history were incorrect.
                                         Corrections sent.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
500729628 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
986205360 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
293922384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         inbound call, spoke with borrower. Verified.  Property is owner occupied.  Provided privacy statement, TAD. Borrower wanted to know why payment went up (after receiving a letter that full payment had not been made). Advised due to escrows because taxes were higher this year. scheduled payment for Friday and request fee waiver. Advised BOA offers long and short term assistance and gave the customer service number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
618366302 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         BORROWER CALLED  WANTING TO KNOW PAYMENT AMOUNT FOR AUGUST. BORROWER WAS ADVISED THAT PAYMENT IS $421.01.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
657648444 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The
                  property; identified   borrower contacted the servicer and scheduled a payment in the amount of $1152.82. The borrower was then transferred to
                  and documented         customer service to request their year end statement.  Borrower is deceased and Executor/XX/02/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
715553664 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: There is are no contact attempts and no contact with the borrower in the review period of 10/XX/15-
                                         9/XX/18.
392113092 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The
                  closed                 borrower had a inquiry, sso was selected and the borrower was transferred to specialty queue.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Verbal and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Disputed payment history reporting to credit bureau.  Says not accurate because he was in a modification at the time.  Servicer researched and reported it was reported correctly and followed up with a letter.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
280017948 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
545001912 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On
                                         5/XX/2018 Customer called to confirm the modification documents were received. Servicer confirmed receipt on 5/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
953028636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
593390655 3       [3] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damage remains         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The indication covered by  borrower was contacted on 10/XX/18 and expressed dissatisfaction about how the servicer has reported the payments on the
                  insurance              account to the credit reporting agencies.  The servicer researched the payment history and advised on 10/XX/18 that the credit report would be corrected.
                  [2] Property is        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  located in a FEMA      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for
                  disaster area.         default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Borrower makes reference to damage to the property on 09/XX/2017 and 12/XX/2017. No evidence of active claim or repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Disaster noted 1/XX/2018.
797420250 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                  property; identified   Borrower called in to obtain the tax figures.  Borrower is deceased and Executor/XX/14/2015.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
399330204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
686585256 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
492812796 3       [3] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damage remains         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  unresolved and no      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The indication covered by  borrower called in regarding the unpaid principal balance and the non-interest bearing balance.
                  insurance sufficient   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  to cover repair        REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  A notice of violation from the city was received on 01/XX/2017. A letter was sent to the city stating no work could be performed due to the property being occupied.  A 2nd notice was received on 07/XX/2017.  A notice of intent was received from a law firm on
                                         07/XX/2017 for failure to complete the repair work. On 07/XX/2017, it was noted there is an open case regarding the violation.  The details of the violations and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: Received copy of the code violation notice from the city; but the loan is current and the property is occupied per notes dated 01/XX/2017.  Received correspondence from law offices dated 07/XX/2017 regarding intention to file lawsuit for failure to complete all repair work and nuisance per notes dated 07/XX/2017.  No evidence of code violation abatement was cited.
340963560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
822860724 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower provided with regular tax documentation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
540478380 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
294012348 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
368722452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
529558092 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
585095868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower verified their information and confirmed their loan was current.  They also inquired how much they were paying for homeowners insurance and the call the then transferred.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
220851624 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
240453780 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
391093500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower contacted the servicer to have the account analyzed and to order a monthly statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
972022788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
417832800 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
165893364 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2015.  The
                  property; identified   customer called in to update contact information on the account.  Borrower is deceased and Executor/XX/24/2012.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
930917484 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
793668252 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower spoke to the servicer and was provided general information and had their mailing address confirmed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
805757568 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
681573658 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  [1] Written Dispute -  Updated File Review-Notes indicate that borrower called to request a check endorsement for a check they received for
                  Servicer responded     7978.15. Borrower contact information was updated in order for an agent can contact borrower.
                  within 60 days and no
                  further communication  Borrower called into discuss payment history.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2016.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed Credit Reporting during Loan Modification Trial Period 02/XX/2014. Service  researched and made corrections to  Credit Reporting.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
862364916 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Commentary states borrower called in regarding the amount due for the account. Borrower was advised of the breakdown of payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
650219808 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         SPOKE WITH BORROWER-:Perm Mod awaiting signature   /XX/21/17
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
636565272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On
                                         9/XX/2018 The borrower committed to a pay by phone on 9/XX/2018 for 41565.24. On 1/XX/2018 Borrower was following up on the permanent modification documents and wanted to know why they were still receiving past due statements. Servicer advised that would continue until the modification was applied and the account returned to normal servicing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
724670016 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Discussed modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
858926292 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
581461848 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower didn't want to verify the call, advised that they didn't feel comfortable giving out their information. The agent left their call back number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
334686072 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 09/XX/2013.  The proof of claim was filed 06/XX/2011.  10/XX/2013 noates relief granted.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
436732636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower requested information regarding the investor.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
370381788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower contacted the servicer and was transferred to checking and savings, no further details listed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2018.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
225944802 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Discussed trial terms and post closing steps for modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
698160340 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Inbound call. Next due date provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
136102774 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
601719216 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
225994792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On
                                         07/XX/2018 the borrower spoke with an agent and updated the borrowers contact information. The agent reviewed the payment and escrow breakdown with the borrower as well as the increase in the escrow payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
240723672 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
991223352 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The
                  [2] Property is        servicer contacted the borrower to advise the final modification documentation was mailed, borrower stated believe it was
                  located in a FEMA      received but has not had a chance to look at it, but would and sign and return.
                  disaster area.         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments 09/XX/2017 reflect subject was affected by Hurricane Irma with a tree down in the yard, loss of power 3+ days, loss of food and work; however, the comments do not reflect the subject was located in a FEMA
                                         Disaster area.
475259820 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
845711580 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit reporting dispute, servicer responded
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.  153.00 refunded to the borrower
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
232247064 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                  [1] Mortgagor Deceased Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is
                  - Executor/Heir exists unknown.
                  to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
689484096 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Borrower had concerns about escrow shortage. Servicer advised that escrow department would be able to assist. Before transferring the borrower, a payment was collected and the fee waived.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
315487380 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
803239320 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
194852028 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                  property; identified   Executor/XX/21/XX/20/XX/21/2011, borrower 2 (spouse) remains in the home.
                  and documented
780287760 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called in regards to escrow payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
916746614 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
149930004 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called in to request check endorsement of a loss draft check in the amount of $2,267.41.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
182601738 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Borrower had questions about terms of loan modification, but system was not working properly.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
900239760 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
678362157 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         NACHA disclosure was provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
467382972 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The further communication  borrower disputed the payment history.  Servicer researched and corrected payment history.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Written and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the payment history.  Servicer researched and corrected payment history.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
849650004 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
253968372 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  On
                                         05022017 spoke to borrower and advised loan was modified in the last four months and is not seeking assistance. On 9/072017
                                         Borrower requested the last payment be reapplied. It was incorrectly applied to principal only.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
478894202 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Borrower inquiry in regards to account payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
575699628 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Comments from 1/XX/18 indicates that borrower stated that they no longer need assistance. Comments indicate special forbearance was in place along with mod review.  Borrower called on 12/XX/2018 to check on payment receipt.  Processed a phone payment in the amount of $994.51 effective 12/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.  Comments from 2/XX/2013 Discharged without
                                         Reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
441482340 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
263764452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  On
                                         9/XX/2016 spoke to borrower who inquired of correct future payments due to receiving three letters with three different monthly payment amounts.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
470531712 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
316403388 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
669073236 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower made a payment in the amount of $1,857 effective 10 04/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
590873556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
901639200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The servicer discussed escrow with the borrower and provided monthly payment amount.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
819965974 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                  closed                 Commentary states borrower called in and was provided with general tax information and escrow account information.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2016.  The dispute type is Verbal and the reason is Fee
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states borrower was disputing the inspection fee for the property. Borrower was advised of the process for the fee and non-
                                         reporting.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
129628128 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/16/XX/18/XX/16/XX/
                  property; identified   administrator of the Estate were received, the authorized third party will make payments on the account as they become due.
                  and documented
137272540 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower spoke to the servicer and was provided principal balance, last payment/next due, current rate, and escrow balance.
                                         The borrower made a full payment and half of the total amount due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
262574928 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower verified their information and confirmed their account was current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
361835208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
558616464 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                  [2] Property is        Borrower called 6/XX/18 asking about a letter he received saying he had a $17.50 fee.  He was advised this was an inspection
                  located in a FEMA      fee.
                  disaster area.         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Hurricane Irma 09/XX/2017.No damages reported.
271875614 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The
                  property; identified   agent processed a epp for the borrower and provided a confirmation number.  Borrower is deceased and
                  and documented         Executor/XX/31/XX/28/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a credit report dispute,
                  [1] Verbal Dispute -   however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                  Servicer responded and REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  appears issue is       FORECLOSURE: No evidence of current foreclosure activity.
                  closed                 BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
823550448 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
825099828 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower called in to set up auto draft. Borrower was transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
885385704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
670221804 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower and her daughter called to inquire about the account status and was advised the account was paid ahead.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
828068640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Provided basic insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
691843152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The last contact with the borrower was on 03/XX/2017 to discuss workout review.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
411465348 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Updated contract information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
482780688 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The customer will stop payment on check 34126 and make the payment at the branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property is located in a natural disaster area.  No damage was reported.
618626250 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
173762622 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Comments from 2/XX/2018 indicate borrower called in and discussed mod options due to payment increase and illness of borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
418242636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Discuss loan status
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
172162782 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called in and requested the amortization schedule and a payoff.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
223695252 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Called borrower and borrower states that she does not need the special forbearance that she was offered and wanted to know if she could still make payments online. Also made a promise to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to (Hurricane-Irma) noted on 9/XX/2017. No damages were reported.
404158272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
114214296 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower discussed modification documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
234896508 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
165073944 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called in to discuss the escrow account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
263014752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
615773592 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Spoke to borrower concerning total amount due on account
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
999040086 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose
                  property; identified   of property; identified and documented.  The date of death is unknown.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
414204252 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called the servicer to enroll in a payplan account and the draft date was changed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2018.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
155387820 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
404838000 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Comments from 6/XX/2018 indicate borrower called in and setup phone payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
269882004 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower returned servicer call regarding not persuing modification assistance. The borrower agree with the decision.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
446751228 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On
                                         6/XX/2018 spoke to the borrower who wanted to confirm he didn't have a payment due until Audust. Confirmed next due
                                         8/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property located in Natural disaster area for Hurricane Irma dated 9/XX/2017, no damage to property noted.
559056288 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/15/2014.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
344931000 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  Sent request to decline loan
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
773520468 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The
                  property; identified   borrower called in to make a payment in the amount of $450 and asked about auto pay.  Borrower is deceased and
                  and documented         Executor/XX/26/XX/21/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
624809976 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The last contact with the borrower was on 04/XX/2018 to discuss the escrow payment on the modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
222680892 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called in to make payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property is located in FEMA disaster area for Hurricane Irma.  Property received  severe water damage due to roof. Disaster dated on 09/XX/2017.  Borrower stated needed funds from insurance to complete repairs, per commentary 02/XX/2018 borrower meets guidelines to release funds and endorse, a check for $14,000 was endorse by the branch on 02/XX/2018 and released to the borrower due to an adjusters report being received.
934063150 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower contacted the servicer on 04/XX/2018 to authorize a payment in the amount of $686.25.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
115923612 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
147271068 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On
                                         4/XX/2018 spoke to borrower to advised loan has gone back to normal servicing and borrower will pay in a branch from now on.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
179812017 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/27/XX/10/XX/15/2014
                  property; identified   and there is no evidence of reaffirmation.
                  and documented         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
568403154 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                  property; identified   Borrower is deceased and Executor/XX/29/2012.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
966303324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower contacted the servicer on 08/XX/2018 to authorize a payment in the amount of $939.86.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
465403764 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         borrower called to make payment over the phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
504348180 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On
                                         8/XX/2018 spoke to the borrower and advised loan is current, there are options the borrower may qualify. Borrower declined assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments 08/XX/2017 reflect subject located in FEMA Disaster area for Hurricane Harvey.
607366956 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
283576524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
968316298 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
602868756 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called in to discuss the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
321261444 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Most recent conversation is with authorized 3rd party - Discussed approved permanent modification approval.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
150099936 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Borrower called 4/XX/16 to say she had faxed her certificate of insurance from her condo association, and wanted to know if it had been received.  She was transferred to the Customer Service department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
251029548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The servicer confirmed the permanent modification offer on the account. The customer confirmed receiving and no further questions at that time.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
846275364 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/26/2014.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
456167460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  On
                                         12/XX/2016 spoke to the borrower who wanted to know if payment posted this day posted to account since last payment was reversed. Advised borrower borrower use wrong account number last time.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
945931476 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
492611458 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower stated they will be sending a payment for the escrow shortage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
231097524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower contacted the servicer to ensure the modification documentation was received and to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
943402488 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On
                  property; identified   06/XX/2018 the authorized third party stated they keep getting past due notices. The agent advised borrower that the account
                  and documented         is running 1 month behind. The borrower advised that they were not behind. The agent advised borrower to speak with customer care to verify how payment was applied. Borrower was transferred to that department.  Borrower is deceased and
                                         Executor/XX/29/2015.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
937784736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
627209016 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2015.  the customer called in regards to a statement that she got with different payments
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
438456150 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called to make trial payment advised to continue making payments until permanent mod documents are received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
538222334 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower contacted the servicer for regular documentation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
939334116 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Spoke with borrower, stated mailed back the permanent documents and had questions on payments. Also concern on reporting late payment on credit during trial period.  Advised was reported for 7,8, and 9/2017, each had been reported as paying under a partial payment agreement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
763334544 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower spoke to the servicer about the total amount due,  The RFD was updated but not listed.  The servicer advised of late charges and credit reporting.  The borrower is not affected by storm.  The property is owner occupied.  They were advised that assistance is not a guarantee.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
657516888 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On
                                         12/XX/2018 spoke to the borrower who stated will be making a payment by phone on Friday.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 01/XX/2018 reflects that the property was located in a hurricane natural disaster area.
203579276 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
330727656 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called asking what the charge was to make payment over the phone. Payment was not taken.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017
545591676 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called explained decline letter told borrower will need new app bank statements and paystubs- valid hardship.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
704408124 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
960553935 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower called regarding fees on account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
435412900 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 9/XX/2017, natural disaster relief waiver flag place, type not mentioned, property located in
                                         Florida, no damage noted.
556457328 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower made a promise to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
822300948 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called in to make payment in the amount of $232.81, with $0.00 processing fee. Agent processed payment and provided confirmation number as well as advise of low cost/no cost options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
739334148 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The
                  property; identified   borrower spoke to the servicer and was provided general information.  They also discussed refinance and the servicer gave a
                  and documented         toll free number.  Borrower is deceased and Executor/XX/24/XX/22/2016.  The dispute type is Written and the reason is
                                         Coborrower not deceased.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further
                  [1] Written Dispute -  communication from mortgagor.  The death certificate is received but coborrower is not deceased as verified through Lexis
                  Servicer responded     Nexus.
                  within 60 days and no  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  further communication  FORECLOSURE: No evidence of current foreclosure activity.
                  from mortgagor         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
951224868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.
                                         Borrower called in to request documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
932576733 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called to see why payment went up.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
972041028 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Provided principal balance information,payment received/XX/10/2017.  No indication of any damage or hardship.
413374584 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Customer called in about insurance information on the account
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
191501692 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Spoke with borrower regarding past due balance. 11/XX/2018 payment made.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
289844016 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         08/XX/2016: Borrower called and informed of their commitment to pay $603.07. Borrower current in payment, therefore no programs/XX/13/2017; no evidence of damages.
614254200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Inbound call from borrower on 06/XX/18, confirming payment made iao $613.74 dated 6/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                         ADDITIONAL INFORMATION: NA
505179792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         12/XX/2017: Borrower called because she had applied for a hardship and was told not to pay her Dec 2015 pymt.  Jan 2016 she was required to pay $500 or $580 and did make payments, however it is still showing delinquent on her credit report.
                                         Servicer advised customer service would assist with a ticket and she may receive a response in 60 days.  Borrower was not delinquent at time of call, therefore no options/programs were discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
293432580 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Servicer advised borrower to send in notice to have cease and desist removed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; claim check in the amount of $1338.31 endorsed and released 11/XX/2017; appears repairs are completed.
919871904 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called in to make payment in the amount of $2690.36 and agent provided confirmation number
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
567412944 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower communicated to lender a promise to make a contractual payment by 10/XX/2018. Loan is currently due for 10/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
467023293 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called in and stated will be making payment next day to bring the loan current. The borrower verified that the property is owner occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
935755548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower wanted to know when would automatic billing take place, agent advised that it would not go into effect until account is current and that after that it could take one to two billing cycles
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
474290208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.  Comments show loan was in bankruptcy and but it has since been discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
556777200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower contacted lender to discuss insurance on the loan. The loan is currently due for 11/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
116538345 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                  property; identified   Borrower called on 11/XX/18 to request the fax of the current mortgage statement that shows the decedent was removed.  The
                  and documented         documents were faxed the same day.  Borrower is deceased and Executor/XX/21/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
724207572 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower was returning lender's call regarding bank statement request for proof of deposit.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
662217530 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On
                                         09/XX/2018 the borrower spoke with an agent and was able to set up the payment in the amount of $873.96 effective that day.
                                         The agent provided the borrower the the confirmation number. The agent reviewed options for the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
263343663 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Loan has een approved for a modification and the loan documents have been received by the bank. The loan is currently due for 10/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
746911116 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Comments show borrower called in for status of loan. Servicer advised loan modified and went over terms.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
430767624 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2015.
                                         Borrower called about statement received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
166033560 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                  [2] Property is        Authorized third party called in about the un-applied funds letter received in the mail. Third party was advised once the
                  located in a FEMA      modification is complete the money will be applied.
                  disaster area.         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: The property was impacted by Hurricane Harvey on 08/XX/2017.
780867528 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/03/2017.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
348385158 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
757816752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower was informed that the permanent modification documents had been received; and is pending closing at this time.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
587115060 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Comments show borrower called to check loan status and payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
250929588 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Outbound call to confirm why the May and June trial installments were not made.  Borrower advised their CRM those payments were not needed because the permanent modification took effect in July.  Representative advised that was not the case and that the payments are needed.  Borrower made payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
484066296 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On
                                         06/XX/2018 the borrower spoke to an agent to verify if the documents they had sent had been received. The agent confirmed that the permanent modification agreement that had been sent in was received. The agent also advised the borrower that the payment that was received with the agreement had not posted just yet.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
973030632 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Comments show borrower called to check status and payment. Comments show servicer also discussed possible workout.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
761605236 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called in to verify loan details and committed to making a payment on the first.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property was impacted by Hurricane Irma on 09/XX/2017; there was no evidence of any outstanding property damage on file.
562664844 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Spoke with borrower and advised of additional information needed for the loan modification review.  Borrower will upload the documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
388544520 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On
                                         11/XX/2018 the borrower called in and stated that they would be late on payments. The agent reviewed the notice of intent process.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane Irma in September 2017. No property damages were reported.
434995932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower advised of foreclosure statue and provided sale date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
420647931 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  A payment in the amount of $594 was processed effective 9/1.Borrower had questions about a $15 charge, call was transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
121015792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Spoke with borrower and discussed escrow shortage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2017.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
678402153 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         There was an outbound call to the borrower to collect a payment. The borrower informed of their commitment to pay on
                                         06/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
164844036 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower verified their information and was advised of future collection calls.  No payment arrangements were made.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
266743260 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On further communication  11/XX/2018 the borrower called the servicer and stated he did not want to receive phone calls prior to the payment being
                  from mortgagor         past due, the servicer acknowledged a payment was scheduled through the IVR system in the amount of $1068.18 for 11/XX/2018, the call disconnected.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower initiated an ongoing monthly written dispute regarding the date of first delinquency and accuracy of the account beginning 08/XX/2017.  The account was reviewed on 09/XX/2018 and determined is reported accurately.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
822051048 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower promise to pay $2,121.04 on 09/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
193220676 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Servicer advised that loan was in foreclosure, borrower declined options, servicer advised of consequences
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Retouch completed, most recent comment date and last attempted contact updated, Keyword review no changes
342382992 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         10/XX/18 Borrower called to make October payment.  Borrower also had an issue on her credit indicating her credit was
                  [1] Verbal Dispute -   impacted and was advised when she was the SFB this would not be an issue.  Servicer advised would need to escalate issue.
                  Servicer responded and Servicer advised sending and email to TM and CRM and set up appointment for next day.  CRm called the next day and LM.
                  appears issue is       EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Verbal and the reason is Credit
                  closed                 Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing the credit reporting due to the forbearance plan.  The servicer advised once in the forbearance plan, will no longer be an issue.  No further activity was noted and the loan was returned to normal servicing on 11/XX/2018.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane Irma 09/2017); no damage reported.
692023080 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The further communication  borrower called to make a payment and requested the payments to be set up to draft each month.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the account status, payment rating and account history. This was resolved on
                                         5/XX/2018.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
115773672 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Spoke with borrower calling regarding the trial offer. Advised if accepted have to pay $1,031.94 starting June 1st 2018.
                                         Advised best way  to make the payment is over the phone.  Advised upon successful completion of the trial period we will generate modification agreement with final terms. Stated will accept the offer.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
848466060 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         04/XX/2017- Borrower called in to confirm permanent modification documents returned- rep advised once verified and completed with department new terms will be updated to system. 03/XX/2017- Borrower advised documents received and pending approval.
                                         02/XX/2017- Borrower called in  rep advised once trial payment is received  permanent documents will be forwarded.
                                         01/XX/2017- Borrower called in ref to letter received- discussed trail and permanent modification- rep advised to continue with trail payments until permanent modification completed. 02/XX/2016-borrower called in reference to payments on loan.
                                         01/XX/2016- Borrower called in ref to assistance- rep advised will need to discuss with new servicer.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
872570832 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                  property; identified   Commentary states borrower called in to confirm the receipt of the modification documents and determine if any additional
                  and documented         documents are needed. Borrower advised continue to make payments, all documents have been received and nothing more is needed at this time.  Borrower is deceased and Executor/XX/16/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
785361456 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower advised on permanent modification and first payment will be due 10/XX/18.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
738086184 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower confirmed that the servicer received the signed copy of the document and that they will receive a copy.  They also confirmed that the payment would remain the same as the trial amount.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
414588537 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower is requesting review for removing mortgage insurance. Also calling payments..  Borrower called to inquire about inspection fee.  Borrower inquired about modification, went over terms and conditions. Modification completed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
690250968 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower advised that the loan modification has been completed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
703768380 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower verified their information and confirmed their payment of $965.91 was pending.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
968812320 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called to schedule all three trial payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
612975480 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Comments from 6/XX/2016 indicate servicer advised borrower that permanent modification documents went out and should arrive in 7-10 days.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.  Comments indicate bankruptcy discharged 9/XX/2015.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
108308334 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                  property; identified   Borrower made commitment to pay $1106.75 on 6/XX/2018. Borrower wants to keep home. Applied for SS but still waiting,
                  and documented         requested a loan modification. Advised of loan modification 9/XX/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
976532337 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  On
                                         8/XX/2017 spoke to borrower about payment. Borrower state will make a payment that night.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
939484056 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
695181816 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
509676048 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower contact in regards to collection activity.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
431682732 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
109195632 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  New further communication  commentary dated 12/XX/18 indicates borrower called to request phone payment of $764.32 effective 12/XX/18 and confirmed
                  from mortgagor         caller is an authorized signer.
                                         Commentary dated 9/XX/18 Borrower called to conduct a payment in the amount of $832.91 to be effective on 10/XX/2018. Agent advised the borrower of long and short term options and provided a confirmation number for payment. Borrower verified property is owner occupied.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary dated 12/XX/18 indicates credit dispute due to not his/XX/19/XX/22/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
514973928 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Inbound call from borrower, Rep discussed Hardest Hit Funds, Provided Hud Info and HHF for FL.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA disaster 9/XX/17.
658946316 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower stated they were impacted by the hurricane. No damage to the home structure only to the yard. Will be paying $5,000 out of pocket for clean-up and any repairs. Servicer offered special program assistance but the borrower refused.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
464554104 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
498820392 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
927562896 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Borrower inquired on mortgage insurance deletion and was advised that requirements would be reviewed and a decision letter
                  [1] Written Dispute -  would be sent in 7 to 10 business days.
                  Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2016.  The dispute type is Written and the reason is Credit within 60 days and no  Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication further communication  from mortgagor.  The borrower is disputing the credit reporting from March 2014 to July 2014.  The borrower stated will file
                  from mortgagor         a lawsuit if the servicer did not correct the credit report in a timely manner.  The servicer researched the issue and a resolution was sent to the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
500319963 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The servicer spoke to the borrower and provided general information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
847041048 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Borrower called to discuss next payment due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
127029168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
118722492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Discussed the due date/XX/26/2017, not on loan no documentation needed.
940553628 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower called 5/XX/17, and was advised the $5K customer incentive will be reduced from the loan balance in the first month after the sixth anniversary.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
741563256 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The loan status is current and performing. On 09/XX/2017 the borrower called the servicer to confirm payment would be made on
                                         10/XX/2017 at the Branch in the amount of $1787.73, the servicer advised the borrower they would need to call back to provide financial information for possible workout / financial solicitation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
379484820 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
763934304 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  On
                                         09/XX/2016 the borrower called in and spoke with an agent and updated their contact information on the file.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
991463256 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
311315424 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2016.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower sumitted online dispute for a good will adjustment request. Servicer advised no adjustments will be done unless the servicer made a mistake.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
536125464 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Customer service notes of 08/XX/2018 indicate borrower called in but do not provide reason.  Last direct contact was on
                                         04/XX/2018 when the borrower called in about a check that had been lost in the mail.  The borrower had put a USPS trace on the mail and also decided to process a phone payment during the call. Servicer waived the late charge.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
339436053 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
339973956 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to discuss their insurance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
256607316 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
523370568 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Last spoke to borrower when they called inbound to discuss the loan. Loan is performing and no delinquents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 03/XX/2011.  The proof of claim was filed 02/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
273565276 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
719036164 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
405483780 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The borrower contacted the servicer; however, the call details are only listed as regular documentation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
814683996 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
352648884 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called provided the principal  balance to the borrower and payment received date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
840135978 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The loan status is current and performing. On 11/XX/2018 the servicer spoke to the borrower and advised the loan is returning to normal servicing, the permanent Modification is completed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Hurricane Irma 09/XX/17. natural disaster relief flagged from 09/XX/17 to 10/XX/17.
709666020 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
171035786 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The servicer contacted the borrower who made a payment of $331.31.
                  [1] Verbal Dispute -   EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2016.  The dispute type is Verbal and the reason is Credit
                  Servicer responded and Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The servicer
                  appears issue is       provided the borrower with the credit dispute address and instructions and provided all credit bureau phone numbers
                  closed                 REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments 09/XX/2017 reflect subject located in FEMA Disaster area for Hurricane Irma.
643685625 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Borrower called with questions on title company.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
669023091 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                  property; identified   Account inquiry, verified account information. Confirmed email address.  Property is owner occupied.  Total amount due.
                  and documented         Verified all phone numbers on file.  Processed payment for $1938.31 effective 04/XX/2018.  Provided call back number.
                                         Borrower thought they were in a payment plan.  Advised should start in May.  Borrower is deceased and Executor/XX/12/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
295841616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The borrower called and had the account analyzed and requested a monthly statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
137015172 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The customer called in to discuss loan documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.
584426136 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower called to inquire about car payment and verified property is tenant occupied. Agent transferred borrower's call to customer for assistance with inquiry about car payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
989521038 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called the servicer to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
775689600 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
653094684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
286665288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Spoke with the borrower who advised doing ok with monthly payments but was looking to reduce the terms of the loan to 20 years. Advised the recast will not change the terms of the loan but only reduce the payment amount they will be calculation less principal but will be more towards the interest. Borrower stated not interested in the program.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
535035900 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/27/2016.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
118772472 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Borrower stated not sure if they are going to do modification and thinking about refinancing. Borrower was advised that modification is not a guarantee and will resend the package.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
818516264 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  property; identified   Comments from 12/XX/18 indicates borrower called to process payment.  Borrower is deceased and
                  and documented         Executor/XX/29/XX/30/XX/31/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
159636120 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                  further communication  Borrower called 12/XX/16 and discussed payment adjustments and next due date, and missing funds.  Lender initiated research
                  from mortgagor         for missing payment and asked Borrower for copy of front and back of check.  Lender verified payment was made and sent payment received letter.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Written and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower called 12/XX/16 and discussed payment adjustments and next due date, and missing funds.  Lender initiated research for missing payment and asked Borrower for copy of front and back of check.  Lender verified payment was made and sent payment received letter.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
936492664 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
365885364 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to confirm July's payment was received and the amount was correct, also to verify the amount for August payment, the servicer confirmed July and stated August amount is $1043.95. On 07/XX/2018 the servicer spoke with the borrower to confirm the permanent executed Loan Modification documents were received, the 1st payment is due 07/XX/2018 in the amount of $1043.95. from 11/XX/2016 through 06/XX/2018 the borrower communicated consistently with the servicer, and applied for a loan modification and was declined and reapplied resulting in a permanent Loan modification approved on
                                         06/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
279514086 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
196311444 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The borrower inquired about their interest rate when it recasts.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
611485308 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower made a promise to pay. Reason for Delinquency was an oversight of payment due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
541243416 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
138926106 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
650973960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called to make payment arrangements and stated that they didn't want forbearance assistance. The borrower stated
                                         that they would make their payment at the end of the month.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
386241372 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/11/XX/25/17
                  property; identified   commentary indicates loss draft check was endorsed and returned; no current damage indicated.
                  and documented
321735640 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called to request a payment reversal that was made for $200.00 on 12/XX/23/XX/30/2017.
591943128 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  On
                                         12/XX/2018 the account noted, by the Property Claims department the final disbursement has been requested and is pending approval.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
796581249 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Agent spoke to borrower regarding loan status. Borrower stated was no longer interested in assistance or modification review. Agent informed borrower that workout review was closed and loan was back to normal servicing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2018.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.  A motion for relief was filed 08/XX/2018.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
205067940 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower made payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2010.  Borrower information does not match bankruptcy case XXXXXXX
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
446151468 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower contact documented, payment amount discussed. Borrower indicated he keeps receiving modification documents but has already send them back.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
935805528 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called due to a letter that was received in the mail stating the home would be sold because past due payments.
                                         Borrower was advise to continue to make payment for Sep.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
579682026 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called for a copy of the loan modification to be sent to them.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017. No property damages were reported.
421521324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
549360106 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Commentary states borrower called in regarding for general information on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
913864308 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower processed a payment in the amount of $888.29 for 02/XX/2017. Borrower also advised that they tried to make a payment on 01/XX/2017 through the computer but the payment never went through.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Disaster area declared 11/XX/2017 - no damage reported
382676868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower advised they received incentive program letter and signed and sent back.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
125297469 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
676549272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Commentary states borrower called in and was provided with the insurance payment history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
359865996 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called in to discuss their insurance policy.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
567336510 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Comments from 9/XX/2018 indicate borrower called in to review principal balance information post modification. Borrower has an additional principal balance due in full at the end of the loan. Borrower wanted to know if this could be forgiven.
                                         Servicer advised may need to request another modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
470761620 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
244385559 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/19/XX/22/2013 and
                  property; identified   there is no evidence of reaffirmation.
                  and documented         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
438814404 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
689021091 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in the the payment and escrow breakdown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
422530920 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The agent processed a payment for the borrower and provided them with a confirmation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
337814820 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called and made a promised to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a natural disaster area.
687624840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         There was no collection attempts during review period.  The borrower has periodically called in to customer service with inquiries or to set up payments.  The last contact was on 10/XX/2018 when the borrower called in requesting principal balance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
103748484 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower spoke with the servicer about the modification documents they received and stated they will mailing them back tomorrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
253164681 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Provided principal balance information,payment received/next due information,current interest rate,and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
408936360 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
648300576 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Borrower expressed dissatisfaction regarding payment/billing. Borrower was upset because his mailing address keeps updating but its the right mailing address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
781847136 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower is calling in requesting a modification.  Servicer advised the borrower all household income will be considered.
                                         Borrower will call back when they are ready for a review.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
353129360 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  the customer was contacted and provided a payment in the amount of $1848.98
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
722610840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Borrower wanted to get clarification on the letter that they received and was transferred to the modification department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
186261372 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On
                                         11/XX/2018 the account noted, Notice of Exit from Case Management, account is current and borrower has met payment requirements.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
318392592 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to a disaster noted on 09/XX/2017. No damages were reported.
933666384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
557777688 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
716043468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
781247376 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
658006692 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called on 04/XX/2018 advising they fell behind due to a curtailment of income, but would make both necessary payments by 04/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.  A motion for relief was filed 12/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
714778515 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Contact with the borrower was established on 9/XX/2016, at which time the borrower made a payment of $4000.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
697980696 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Provided principal balance information,payment received/next due information,current interest rate,and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
154844514 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called in and agent provided basic Insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
933246552 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Borrower called in for the payoff and principal loan balance. The call was lost after being placed on hold.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
252428988 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
253469296 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The representative sent a request to overnight the insurance payment and cancel the insurance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
595911540 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower called in to discuss payments and account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 09/XX/2012.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.  The case was dismissed 09/XX/2012 however, order granting motion to vacate dismissal was entered 10/XX/2012 and the case was reopened.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to hurricane Irma in 09/2017.
482223536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
152628924 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
924277563 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                  property; identified   Notes indicate that borrower called to get information on account. Agent advised borrower on information on regular
                  and documented         information  Borrower is deceased and Executor/XX/03/2009.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
204688092 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Customer service department advised next analysis date, provided payment and break down, and increase in escrow payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
739554060 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in to inquire about escrow.  Provided basic insurance information
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
270892908 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called in with questions about modification due to him being informed that payment would be around $1700 for 40 years. Agent advised that the payment amount was principal and interest not escrow. Agent then advised that escrow can fluctuate and can change.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
543755619 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  On
                                         4/XX/2016, the customer called in with regards to the mortgage recast request offer received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
365323464 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On
                                         02/XX/2018 the borrower spoke to an agent, however borrower needed assistance with online banking. The borrower was transferred to online banking department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
693722400 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
981277332 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area noted on 09/XX/2017. No damages were reported.
843102624 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called to enroll in IVR.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
764293563 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
399150276 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  On
                                         1/XX/2017, the customer called in a phone payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
209019096 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
740183808 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower confirmed their claims check had been released.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
108648266 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                  property; identified   Borrower contact in regards to HAMP notification letter mailed.  Borrower is deceased and Executor/XX/22/2014.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
312045132 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose
                  property; identified   of property; identified and documented.  The date of death is unknown.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
357454251 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         Borrower called 7/XX/16 requesting payment assistance starting in Sept because her husband had a heart attack and needs surgery.  She said she had to learn because her husband did all the banking.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
784968600 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
335915580 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in to get account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
164477098 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2009.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
128008776 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
726289368 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
465253824 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The representative discussed the loan modification with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Per comments dated 09/XX/2017, the property is located in a disaster area designated and declared by
                                         FEMA.
553818384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
873180588 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: 09/XX/32017 Property is located in a natural disaster relief area.
459238134 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On
                                         09/XX/20188 the borrower spoke with an agent and set up a payment for $1289.24 effective that day. The agent provided the borrower with a confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
864403551 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to find out about payment options and was advised that the servicer could only accept payments from checking accounts, and informed the borrower that credit cards were not accepted.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property was located in FEMA disaster area for Hurricane Irma 9/2017, no property damage was noted.
784113146 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
936632636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower called to see why payments were being applied to principle.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
699909924 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         /XX/31/XX/02/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
436002782 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
679304112 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Commentary states authorized third party called in regarding payment information and next payment due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
122595096 3       [3]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The
                  unresolved and no      borrower was advised that the insurance company stopped paying flood insurance back in 2015 because the borrower is no indication covered by  longer in a flood zone.
                  insurance              EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is TBD.  Property preservation notes on 05/XX/2017 make reference to non-claimable damage. Borrower contact notes on 04/XX/2018 indicate that the borrower claims that property preservation agents have damaged the property and that the borrower has requested roof maintenance. No evidence of active claim or repair.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: Disaster referenced on 09/XX/2017.
872612730 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
882017052 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The borrower called to get the monthly payment amount.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
842762760 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called on 2/XX/16 to discuss the payment plan.  Performing loan.  Very few contacts during the review period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
436382544 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Comments from 11/XX/16 indicate borrower expressed dissatisfaction regarding fees. Servicer educated borrower about reason for fees. Borrower made commitment to make payment online.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
125039964 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
231417396 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                  further communication  There was an outbound call to the borrower but the agent was unable to discuss payment information due to borrower was at
                  from mortgagor         work and unable to talk.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed payment history as reported to the credit bureau.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
332456964 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         02/XX/2017: borrower confirmed full name, last 4 of SSN, property address & phone number.  Property is owner occupied.
                                         Servicer provided HUD #.  Borrower was current, so no programs/XX/02/XX/01/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
893570634 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Spoke with customer provided total amount due, Asked for payment. Customer stated received a notice of payments not applied.
                                         Borrower stated made payment 07/XX/2017 to added to the amount in partial to take care of August payment. I called CET and they moved the funds confirmation #XXX.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
699120240 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
957848392 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The servicer spoke with the borrower and the borrower updated their contact information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is in a FEMA disaster zone due to hurricane as of 9/XX/17. No damage indicated.
228014388 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Borrower called with concerns of being unable to make a payment and being charged a late fee.  Advised of their commitment to pay via the website.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
959536032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in and discussed short and long term options for the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: After the status date, the borrower stated on 10/XX/2018 plans to pay an extra $1,000 monthly to bring the loan current.
873500460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was advised the mortgage insurance requirements will be reviewed and a letter will be sent in 7-10 business day.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
285791418 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
234965976 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Comments from 11/XX/2016 indicate servicer contacted borrower to follow up on proof of flood coverage to be provided by borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
814624020 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
773850336 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower informed the servicer on 10/XX/2016 that the payment will be made at the end of the week at the local branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
291723264 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower called to make payment on account.
                  [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the reason is Credit
                  Servicer responded     Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication within 60 days and no  from mortgagor.  Borrower disputed credit reporting for bankruptcy. Servicer updated all trade lines and issue appears to be further communication  resolved.
                  from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damages.
336905184 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower sent her escrow payment  but amount did not change back to her normal payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
108896424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called in with questions about tax forms and was transferred to customer service for additional assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
384206256 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called to make a payment and inquire about not receiving statements since the payment plan. The borrower was informed that a new statement was sent out on 12/17.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
267193080 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
163057382 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
385235844 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
488424552 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                  property; identified   Authorized third party called in about mod process and short sale. Advised would need to have assumption of the loan
                  and documented         Borrower is deceased and Executor/XX/05/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
411005532 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
726449304 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower was advised of the payment amount due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
878652126 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Servicer went over documents needed for modification review.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
751139424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The borrower stated that the reason for delinquency was due to budget management during grace period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
844402104 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
603048684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         02/XX/2017- Borrower called in authorized payment for $156.07 -02/XX/2017- online payment cancelled.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
769532064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Representative spoke with borrower and completed a pay by phone for $1952.89 dated 06/XX/16, borrower was unsure why the pay by phone completed for 6/XX/16 did not process. Borrower also ask if late fee could be waived
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
456218738 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
219158082 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Servicer advised borrower that loan is not assumable
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
507656856 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Notes indicate that borrower called to advise of Basic Insurance Insurance
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
722270976 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
128638524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
209666100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower wished to be reviewed for short term assistance options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
753078648 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
550959528 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
425039916 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
703738392 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The borrower contacted the servicer to enroll in a PayPlan account and change the draft date on the account.  Per the commentary the borrower also changed the mailing address on 09/XX/2016 to a Canadian address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
584771517 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in to customer service to speak with someone in the insurance department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Hurricane referenced on 09/XX/2018.
768682404 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower had questions on discharged bankruptcy. Call transferred to bankruptcy department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.  Discharged chapter 7
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
604917936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
341553324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
855257760 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                  property; identified   Spoke with authorized third party which advised they were working on the borrower's spouse's estate.  Borrower is deceased
                  and documented         and Executor/XX/18/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
117303060 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Customer called for assistance options due to hurricane Irma. Informed of special forbearance and all payments will be due beginning Jan 1st. Customer stated she will think option over and call back.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 9/XX/2017 Noted affected by Hurricane Irma, no damages reported.
781717188 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.  A motion for relief was filed 05/XX/2013.  The borrower previously filed a chapter 7 in 12/XX/2009 (case number XX-XXXXX.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
962461500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
712984692 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Spoke with borrower, customer expressed concerns regarding his payment, advised have not received payment yet
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
566353359 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower called regarding insurance, call was transferred.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
641343360 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Commentary states borrower called in regarding year end statement information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
707358500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
931733616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower was advised of special forbearance plan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
315333816 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The customer called in to inquire about ways to lower the interest rate and stated will keep his options open about doing another loan modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
863465460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         Borrower called in to discuss payment adjustment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
547041096 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower called in, transferred to modification department. Spoke to borrower about recasting the HAMP modification, borrower declined.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
300779640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
382347009 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On
                                         4/XX/2018 spoke to borrower about total amount due and workout options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
743191332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower reached out to servicer via email regarding physical address showing online was incorrect and needed to be updated.
                                         Servicer referred borrower to online banking representative to have address updated.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
613914336 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower called in to go over recast
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property is located in a natural disaster area.
747995193 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
269352216 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
639304176 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called and was given regular documentation and NACHA disclosure provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
815167392 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The
                  [1] Mortgagor Deceased borrower called to discuss the payoff figures from the payment demand.  Borrower is deceased and Executor/XX/23/XX/14/2013
                  - Executor/Heir exists indicate the borrower is deceased; however, per court documents the borrower's daughter is the executor.
                  to dispose of
                  property; identified
                  and documented
508879644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2014.  Prior discharged Chapter 7.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
260515752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Provided borrower verbal tax form figures. Borrower requested tax form reprinted and advised borrower of time to receive it
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Loan status changed from 30 days delinquent to performing.
339164280 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2009 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2009.  A motion for relief was filed 07/XX/2009.  Bankruptcy received 9/XX/2015
                                         Bankruptcy discharged: 7/XX/2009
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
931177380 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
930897492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
338476149 2       [2]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                  insurance claim but    Borrower called to make payment on account.
                  unclear who holds      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  funds or covered by    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  bid                    FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower called in on 01/XX/2018 to request a branch endorsement for a claim check in the amount of $3012.73 dated 11/XX/2017.  The borrower was advised the check needs to be mailed in.  Calls were made to the borrower and the insurance company due to the check not being received as of 06/XX/2018.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $3,012.73.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area and noted on 09/XX/2017.
996591204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
188511147 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
658366548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower was provided basic insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
392333004 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
519442140 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         spoke to borrower he is aware of september payment. Borrower does not want to receive text or calls but is aware we weill keep asking advised of long and short term  options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
736770528 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Provided principal balance information,payment received/next due information,current interest rate,and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
660505692 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
985095804 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
491783208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Comments from 8/XX/2018 indicate borrower called in to process a payment by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
934006248 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
852065916 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
405797616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
559945932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
321335720 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
370761636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The servicer confirmed that a copy of the modification documents were sent out on 07/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
977298924 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The
                  property; identified   executor of the estate called and wanted information on the payment breakdown.  Borrower is deceased and
                  and documented         Executor/XX/25/XX/06/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
996571212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
535885560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Borrower inquiry in regards to 2013 property taxes.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
169163082 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
347211060 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
880747560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                                         Borrower called in for status of account. Agent provided Principal balance, next due date, interest rate and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
249030348 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                  closed                 9/XX/16 Borrower called to make sure account had been brought up to date, and to confirm auto pay had been set up.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Verbal and the reason is Loss Mit
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments on
                                         07/XX/2016 indicated the borrower disputed the loss mitigation denial. The servicer indicated the modification was denied because the borrower did not qualify. Permanent modification was ultimately approved by Lender on 09/XX/2016.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
535625664 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
207676896 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Commentary states borrower called in and was provided with the tax information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
936525240 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called in and scheduled a payment of 666.01 effective 02/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
115006994 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
291683280 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.  Complaint Date: 9/XX/2010
                                         Bankruptcy Closed: 10012010
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
772095550 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
770951496 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower requested PMI deletion and was advised by the servicer of the 7-10 business day review timeframe.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
764103582 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called in to make a payment. Discussed late fees and updated email address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
942362304 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower request for a loan history to be provided via standard mail.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 08/XX/2017. There is no evidence of damage to the property.
250999560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called to make payment of 545.18.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
899809932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
199660060 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower was asked for a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
824909904 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
370061916 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On
                                         09/XX/2018 the borrower spoke with an agent and was provided with basic insurance information on active policy.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
792502872 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
252418992 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called in regarding payment and the agent requested to have payment paid to late charge paid to principal and waive late charge.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma declared in 09/2017.
339394188 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on
                                         07/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
972392751 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
573085360 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Customer called to advise made payment today by phone for $1,557.88  advised of short and long term options,.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
532178712 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Commentary dated 1/XX/17 indicates borrower called in for refinancing inquiry and was discussed selling options and short sale.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
867382908 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
279158292 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
965236914 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
582426936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Borrower transferred to Refinance Queue.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
423930360 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
274370208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called in for status of account. Agent provided payment and escrow breakdown and discussed increase in escrow payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
700469700 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
320847912 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
905407692 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The loan status is current and performing. On 06/XX/2017 the borrower spoke with the servicer inquiring about loan modification options. From 07/XX/2016 through 07/XX/2016 the borrower talked with the servicer regarding a loan modification and decided she was no longer needing assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.  Comment dated 02/XX/2014 Bankruptcy Chapter 7 Filed
                                         10/XX/2013 Discharged 01/XX/2014 and Closed 02/XX/2014
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
781047456 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
782723424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Borrower made escrow payment, but payment did not decrease.  Servicer transferred borrower to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
941431676 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Servicer provided principal balance information,payment received/XX/21/XX/12/2014 and there is no evidence of reaffirmation.
                                         Prior Chapter 13 in 2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
490780368 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         Borrower advised received letter was issued in error.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
656718630 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
730277772 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Agent advised borrower of total amount due and Notice of Intent with expiration date of 11-15-17. Agent advised borrower that modification went from trial to perm
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
920891496 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                  property; identified   Comments from 8/XX/2016 indicate servicer called borrower to request payment. Borrower agreed to make payment online the
                  and documented         next day.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
942782736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower provided reason for delinquency. Payment posting information discussed along with the grace period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
380627688 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The
                  property; identified   borrower made a promise to pay.
                  and documented         10/XX/2018-Borrower was advised of total amount due and committed to pay 1304.53 via Branch Drop off on 10/XX/18 and
                                         11/XX/18. Borrower was advised collection calls and credit reporting would continue up to FCL.
                                         10/XX/2018- Borrower wanted to know why she's still receiving calls when she already committed to make a pmt on 11/XX/18.
                                         Borrower was advised that commitment doesn't stop collection activity and credit reporting.  Borrower is deceased and
                                         Executor/XX/28/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
492001580 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
963444468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.  Discharged bankruptcy
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
491413356 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower was given the total amount due; representative advised assistance not a guarantee.  Representative advised of loan terms and borrower stated no modification needed at this time.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
408898204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
140394384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
327988752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Servicer confirmed borrowers mailing address, email address and phone number
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
527209032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
493280268 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
963164580 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
921961068 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called and requested the account statement.
                  [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Written and the reason is
                  Servicer responded     Validation of account.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further within 60 days and no  communication from mortgagor.  The borrower sent in correspondence requesting validation of account however, specific further communication  dispute was not provided and the servicer sent a need more information letter.
                  from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         9/XX/2017.  No damage was reported.
181591839 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Servicer provided payplan details and general information, transferred borrower to refinance
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
775479684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
109216296 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
945555435 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Most recent conversation with borrower was borrower requesting insurance refund.  No other recent conversations noted with review period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
727978692 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower informed the servicer on 10/XX/2012 that the payment has been made.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
296680652 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose
                  property; identified   of property; identified and documented.  The date of death is unknown.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
502979880 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
152738880 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
876594646 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower states they only needs help with the HELOC account and will call back after their 2 week vacation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
206779320 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
931807128 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Spoke with customer advised total amount due. Asked for payment. Customer wanted to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
958484142 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called to make payment on account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2008.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damages.
622847709 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
962227516 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
448620480 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
355737648 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower was contacted 9/XX/17, and asked to state date of hardship.  Borrower said hardship began in July 2017 when their interest rate and payment amount increased
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
894964200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
389621034 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
733406520 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
446271420 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in to inform of their commitment to pay on 11/XX/13/17. No damages were reported.
492741432 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The borrower was affected by Hurricane Irma, which was declared a FEMA disaster on 9/XX/2017.  No indication of any damage or hardship.
522550896 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower spoke to the servicer and was advised to sign and return the permanent modification they received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
469851984 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Processed payment for borrower.  Canceled payment plan per borrower's request. borrower had questions on modification terms.
                                         Discussed required modification terms.
                                         Discussed required documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
921831120 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/16/2011.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
651779184 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
464953500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
205737672 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         'Regular documentation.'
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
299120164 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Borrower promised to pay $1,000.00 on 06/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
873970272 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower promised to pay $1,075.07 on 10/XX/8. Borrower hopes to make a 3rd payment on 10/XX/13/2017. There is no evidence of damage to the property.
661763817 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
833376516 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
909725964 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Called borrower to check status of loan modification documents. Advised borrower need modification documents in order to make decision
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
497450940 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  On
                                         03/XX/2017 the borrower spoke with an agent and the borrower stated they were going to make a payment of $1275.03 that day online. The borrower stated that the home was owner occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
473752621 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Most recent conversation with borrower is borrower requesting statements for January to June 2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
145194192 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
120615872 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Spoke with borrower dissatisfaction: borrower informed never applied for a modification he called regarding payment going up due to his insurance but he does not need assistance at the moment. Apologized and informed that it might have been  a misunderstanding and associate spoke to might have thought he was requesting a modification. Borrower stated regarding his payment going up due to insurance going up. Informed it might have been a misunderstanding between borrower and associate commit case.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
766053387 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
421717824 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Borrower called in to have a phone number removed. Servicer verified all numbers on the account. Borrower informed of commitment to pay via web.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
349010340 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/29/2013.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
908356512 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
412534920 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The customer called in to advise she was switching insurance companies from State Farm to Geico. The agent advised she needed to send over an insurance declaration page and invoice.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
706937112 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
489872006 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower called in to make a payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
453888372 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
180523888 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
439554108 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  On
                                         07/XX/2016 the borrower spoke with an agent and set u a payment for $926.40. The agent provided the confirmation number after the payment was processed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
780197796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
230477772 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to make a payment and discussed permanent mod.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
713064660 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Borrower answered the call and stated that he would disconnect since the call was being recorded.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
116893224 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
130247880 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower contacted the servicer to discuss the escrows; the servicer analyzed the account, sent the overage to the borrower and discussed the overage check, changed the escrow figures and provided the payment and escrow breakdown to the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
568656246 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
429907005 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The further communication  borrower requested the loan history be mailed to them with dates of 6/XX/2018.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Fee
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputes fees incurred after modification.  The servicer responded that all fees pre mod are estimated and sometimes fees can appear that were not received at the time of completion.  These fees would be the responsibility of the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
383366592 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower called for payment information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
866503341 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  On
                                         06/XX/2016 the borrower spoke with an agent. The agent asked for the total amount due on the account. The borrower stated
                                         would be making a payment that day at the branch for $1556.56. The borrower stated the payment slipped their mind due to caring for borrowers parents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
486761319 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
583853206 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         08/XX/2018- Borrower called in authorized payment for $ $1064.53 dated 08/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is evidence of reaffirmation.  Comment dated 12/XX/2017 states it is a chapter 7 that was filed, not a chapter 13 as first noted.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
114395424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called in to obtain the fax number to the insurance department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
546578136 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
408426564 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
259216272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower called in to get tax information corrected.   Borrower stated did not get statement.  Borrower requested if late charge could be waived.  late charge was waived due to good pay history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
849919896 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2011.  Chapter 13, case number XX-XXXXX.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
413904372 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                  [2] Property is        Borrower called in to discuss the payment increase and a late fee was waived.
                  located in a FEMA      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  disaster area.         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017.
431087496 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
178808448 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                  closed                 Borrower called to discuss documentation provided.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Verbal and the reason is Poor communication from Servicer.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was attempting to change name on account due to divorce. Borrower was frustrated due to receiving a follow up letter from Servicer indication documentation provided by Borrower as incomplete and  requested additional documentation.
                                         Servicer explained the need for documents in order to proceed with request.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
495731628 2       [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  requested within the   PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called to discuss the payoff process with the servicer.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
895864164 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called on 08/XX/2018 to schedule a payment to draft on 09/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
683586456 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a natural disaster area.
257589696 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Spoke with the borrower about pmi deletion.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
760255776 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
631377348 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  On
                                         06/XX/2016 the borrower spoke with an agent regarding their insurance included in their escrow account. The agent was able to provide general information based on the borrower request.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2011.  The proof of claim was filed 04/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
473142681 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Spoke with borrower and provided principal balance information, current interest rate and escrow balance
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
271031544 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  The borrower called in and states will pay 100.00 a month to catch up.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
434246571 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
390084396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Servicer analyzed escrow account, ordered monthly statement
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.  A motion for relief was filed 10/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
728098644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called in and the agent provided the monthly payment amount and provided payment and escrow breakdown. The borrower made a payment in amount of $933.42 ad was provided with the confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
164754072 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
915733560 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Notes indicate that borrower called to inquire about account. Agent advised of account information and verified that insurance information was updated.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property is located in a natural disaster area.
228468576 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
475439748 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
714464100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Commentary states borrower called in to update contact information and review the payment history information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
181527369 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/29/2008.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
849650036 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.
                  property; identified   Borrower called in regarding next due.  Borrower is deceased and Executor/XX/18/XX/29/2013 and there is no evidence of
                  and documented         reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
861525252 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
220671696 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         08/XX/2018: customer called regarding escrow and amount as they received a letter giving 2 options.  customer opted to keep payment the same.  Servicer also mentioned short and long term modification options to customer.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
125314932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
273340620 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
110525772 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called in to customer service with payment question and was transferred to collections department.  Collections told the borrower the reason the payment was going up was because of the terms of a past modification.  The borrower requested information regarding refinance and was transferred to  the refinance department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
412674864 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
853065876 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
175679700 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
790370955 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The borrower made a payment and reviewed escrow information with the agent.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
995951460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
568392552 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
138316167 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
924250152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The customer called in to inform of their commitment to make a payment the following week.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
526447351 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
787512466 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.
891193380 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Most recent conversation with borrower was borrower inquiring about refinancing. Call was transferred
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
608996304 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Servicer confirmed payment received
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.  Transferred to new counsel
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
227694452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
320137983 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
828758364 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Commentary states borrower called in and was advised of payment posting information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
797540238 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
869102220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
724437549 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called 8/XX/2018 to inquiry about the payment increase; call transferred to the insurance department for further assistance. Property is owner occupied.  Borrower was informed of short and long term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: 09/XX/32017 Property is located in a natural disaster area due to hurricane.
624879948 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
574530096 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower advised that he made his payment late last month and wanted to know if it effected his credit rep advised it did.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
850139808 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  On
                                         12/XX/2016 the borrower spoke with an agent and updated their contact information and inquired on their escrow account. The agent analyzed the account, requested the overage to be sent out and ordered a monthly statement for the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
864733968 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
438294612 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  further communication  Borrower was advised that a check for $11,000.00 is approved.  There is no tracking number as check has not printed out yet.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is borrower wanting loss draft funds.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower called to schedule an appointment for inspection of repairs as they are completed.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
863324532 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Provided principal balance, next due date, confirmed receipt of payment.  Also gave interest rate and escrow balance.
                                         Borrower inquired if late fee was given 01/XX/2017 payment confirmed no late fee was issued.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
706997088 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
735682834 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
400009932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
593852364 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property is in FEMA disaster area, no noted damage to property. Borrower is current with payment.
                                         Disaster dated 09/XX/2017.
888664452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
581477316 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower stated that was instructed to only pay $1,252.64 via the mobile application.  The agent advised that the full amount is $1610.59 to bring the loan current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2017.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
404948994 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
104678112 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
420051912 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2015.  A motion for relief was filed 02/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
391713252 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower called in gave general information and transferred to collections.  Borrower asked about modification plan, and how much time left on the loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
538324584 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called to request loan history to be mailed .  Discussed with borrower Arm adjustments along with the effective dates.  Borrower inquired about refinancing, transferred call.  Borrower declined recastof modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Disaster was noted 09/XX/2017.
984260628 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
114844044 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
694112244 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
390684372 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
107277072 1       [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                  servicer with          Borrower inquiry in regards to exception bank endorsement.
                  indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                  repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower called in a damage claim on 09/XX/2017 and called back on 09/XX/2017 to request a branch endorsement exception due to living conditions due to severe roof damage.  Claim funds in the amount of $4223.91 were endorsed at the branch on 09/XX/2017.  The adjuster's report was received on 09/XX/2017.  The status of repairs was not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
279268248 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
118895244 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
578148648 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
942952668 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower called wanted information regarding the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
986665176 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
266113512 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The borrower called to check on modification advised paperwork has not been uploaded and to call back. Borrower had more questions about mod discussed and advised would need to transfer call borrower didn't want to be transferred call disconnected.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
687844752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
235215876 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         inbound call from borrower,  asked for payment amount that is currently due. borrower stated will make payment on 08/XX/2018 via web.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
575284920 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                  further communication  Borrower called and requested loan history.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed the first day of delinquency listed on their credit reporting.  The research resulted in no findings.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
680363900 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
772590840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower advised CRM that he had applied for unemployment and that he would submit documentation for modification. CRM advised borrower to include loan number on each page of documents. Borrower stated that he is working with a representative at local branch and that the representative would send docs in to CRM
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
590283792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
624680028 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Commentary states borrower called in to make a payment on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: 09/XX/32017 Property is located in a natural disaster area due to hurricane.
589843968 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower inquiry in regards to payment posting.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
931657188 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Borrower contact in regards to past due balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
900069828 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
183306648 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments show servicer received a credit dispute from borrower which was resolved within the required time.
                                         There is no further mention of the dispute after these comments.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
251559336 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
352585896 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The agent ordered the loan history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Disaster referenced 10/XX/2017.
696361344 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
232496748 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                  [2] Property is        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  located in a FEMA      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  disaster area.         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
559166244 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The increase in escrow payment due to escrow shortage, payments, and taxes were discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
842682792 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The customer called for assistance due to the natural disaster
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
488464536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower needed a XXX speaker. Transferred to XXX department.  Purpose of call unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
341573316 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Loan is an HHF recast. Loan is currently due for 10/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
602179032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         BORROWER CALLED IN AND CALL WAS FORWARDED TO RECAST DEPARTMENT FOR  REVIEW.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
455947548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
897480243 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.
556678642 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower spoke to the servicer and made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
506179752 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The last contact with the borrower was on 09/XX/2018. Payment posting and confirmation of payment received were discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a natural disaster area.
321571320 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The further communication  borrower called in to discuss the account.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Dispute after bankruptcy.  Appears the dispute was handled and closed.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2015 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
990701820 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  CRM call, spoke to borrower. Verified. Property is owner occupied. Provided privacy disclosure, XXX HUD#.  Wanted to  lnow if
                                         XXX processed online payment scheduled on 4/XX/18 to be withdrawn 4/XX/18. Called Customer service for assist.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
710995488 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
511605276 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         Borrower advised payment will be made on 05/XX/16.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
107097144 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On
                                         09/XX/2018 the borrower spoke to an agent and stated they wanted to keep the home. The borrower stated they will continue to make payments because they had been in the home for 24 years and will not be leaving. The borrower stated will be making payment of $490.87 on 09/XX/2018 through pay by phone. The agent reviewed short and long term options with the borrower if they would need them.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
114734088 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
455097888 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Commentary indicates last borrower contact borrower called in asking about transaction history, spouse became unemployed and now on financial hardship, trying to make payments and work on solution; tried modification but wasn't approved and servicer informed only option to continue making payments and pay more to get up to date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
556177440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
640153836 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
356287428 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
824240172 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
989571033 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
935215764 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: There is a notation of a property claim dated 4/XX/16 and a loss draft in the amount of $2,699.44
926819124 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
634574616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The borrower contacted the servicer to seek options on a short sale as the borrower did not wish to stay in the subject any longer; servicer advised it was a long process and not a guarantee and could have realtor start the process and list the property.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
719022276 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/26/XX/03/XX/16/2009
                  property; identified   and there is no evidence of reaffirmation.
                  and documented         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
716493288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The last contact with the borrower was on 02/XX/2017 to discuss clarification on modification documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
978960840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
913044636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
747250980 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 11.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
187195092 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
101559360 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower called on 04/XX/2016 to make a payment and obtain their loan number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Disaster referenced on 10/XX/2017.
115146966 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower called in to request hardship assistance. Advised will need financial information then will assign to CRM who will go over options. Borrower stated they would be able to make this months payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
838124616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
871551240 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
320771645 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
713114640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
235356462 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Provided principal balance information,payment received/next due information,current interest rate,and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
583973182 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
123130728 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower  called, returning call. Rep advised that final mod docs have been received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 11/XX/2017 notes impacted by Hurricane Irma with damages.  Final disbursement of funds 9/XX/2017.
523710432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
980060796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
179828040 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
492662856 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower request for missing information and update policy to be provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
710265780 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in to confirm that the payment previously set was recorded in the system.
                  [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Written and the reason is Credit
                  Servicer responded     Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication within 60 days and no  from mortgagor.  Borrower disputed account balance and payment history on credit bureau. Servicer updated balance and issue further communication  appears to be resolved.
                  from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2018, no evidence of damages.
673420524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The borrower spoke to the servicer about principal balance, last payment/next due, current rate, and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
192133116 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower made a commitment to pay $2200.00 on 04/XX/2018 by dropping off to a branch location.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
514734024 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower was upset about escrow, didn't understand why payment was going up.  Was advised there was a step increase because of the modification, not escrow releated.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
755177808 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/23/2017.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
662233770 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Spoke with borrower on 04/XX/2017 advised of standard payment amount (within $110). Property is tenant occupied Caller wanted to verify information on the account. The borrower last called on 07/XX/2018 asking what month the loan was due for.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: The comments dating back to 09/XX/2017 indicated the property was located in a natural disaster zone. No sign of damages.
604609533 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
645560862 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
758656416 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Commentary states borrower called in and was provided with monthly payment information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
397360992 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
964361424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
876934578 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
529628064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
163604532 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
571512843 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On
                                         09/XX/2018 the borrower spoke with an agent and discussed the payment reversal , payment posting information and confirmed that the payment was received on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
401319408 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: Property is in FEMA disaster area 09/XX/2017, no evidence of damages.
707406924 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
631936800 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The borrower called to discuss the escrow shortage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
849600024 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
335415780 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
749430084 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
205168958 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         09/XX/2016- Borrower contacted - home is owner occupied- called to discuss how payments are being applied to loan- committed to make payment for $ 2073.39 dated 09/XX/2016- and 10/XX/2016- Borrower stated making payment and late fee but latte fee is being applied towards p&i- rep xfrd to department for assistance. 06/XX//2016- Borrower called in reference to payments- rep advised payment goes towards P&I first .
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
856487268 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  On
                                         06/XX/2016 the borrower spoke to an agent about their heloc. The agent transferred the borrower to the heloc department to provide better assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
628274868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
999250140 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Figures from payoff demand were reviewed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
733606440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to follow up on recast.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
542023104 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower spoke to the servicer about their account and are interested in assistance options.  They were placed on hold and the call was disconnected.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
422915400 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
319156156 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Inbound call from borrower on 7/XX/18, Advised of Total amount due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
963877186 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
650139840 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The
                  closed                 borrower called to have the insurance funds sent over night.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Verbal and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the credit reporting from 2010-2012 while in loss mitigation for a modification. This was resolved with no changes made on 6/XX/2017.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
155497776 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
486302720 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Rep called about the missing amount for June's payment borrower advised will add to the July payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2010.  Comments reference 2 prior bankruptcies; a chapter 7 (case# XXX) filed on 07/XX/2009 was dismissed
                                         08/XX/2009 and a chapter 7 case discharged on 10/XX/2005.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
637596234 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The borrower called to see how to cut the account term. The agent advised to pay additional principal.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
878358516 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
611875152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Call disconnected
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
776492343 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Spoke to Borrower and gave regular documentation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
918992256 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower called, discussed escrow shortage and next payment due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Fema disaster date 09/XX/2017 to 10/XX/2017, no damage noted.
900449946 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The
                  [2] Property is        borrower called in and was enrolled in a PayPlan account. The agent also discussed the increase in the escrow payment,
                  located in a FEMA      provided the payment and escrow break down, provided basic insurance information, and discussed the payment posting
                  disaster area.         information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The comments dating back to 09/XX/2017 indicated the property was located in a FEMA zone. No sign of damages.
204548148 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower stated they had tried to make a payment but it didn't go through.  Offered to transfer to online banking.
                  [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Written and the reason is Credit
                  Servicer responded     Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication within 60 days and no  from mortgagor.  On 1/XX/2017 the borrower disputed  the credit reporting.
                  further communication  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  from mortgagor         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The borrower was affected by Hurricane Irma, which was declared a FEMA disaster on 9/XX/2017.  No indication of any damage or hardship.
221451384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
116713296 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The customer called in to make a payment and obtain an escrow breakdown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
286505352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The borrower called to see what other options availible since he was declined for loan modification. Advised borrower of refinance. The borrower states that he will go into a branch to discuss.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
380077908 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Natural disaster relief flag placed 10/XX/22017, does not specify type, no damage to property noted.
956694321 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower was advised of total amount due and proceeded to make a payment.
                  [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Written and the reason is Credit
                  Servicer responded     Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication within 60 days and no  from mortgagor.  Borrower disputed account status past and present, account history.  Researched and found term duration and further communication  payment history were incorrect.  Borrower inquired about auto pay.
                  from mortgagor         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
152179104 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
790933500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
704138232 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                  property; identified   Executor of estate called to obtain the fax number in order to send in new insurance paperwork.  Borrower is deceased and
                  and documented         Executor/XX/04/XX/24/XX/4/XX/27/XX/5/13) that Loan has not been discharged from Bankruptcy.  There is no further data related to a BK filing including the date of any dismissal or discharge.
105199479 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
289488420 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called to make phone payment and to confirm payments are decreasing starting in September.  The borrower had general questions and wanted an escrow analysis.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
828424282 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  On
                                         01/XX/2016 spoke to borrower and advised of total amount due. Borrower requested to lower interest rate. Borrower was transferred to refinance department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
954684522 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The loan was located in FEMA disaster area for Hurricane Irma 9/2017, no property damage was noted.
850049844 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The borrower called advised sent check for 1700.04 advised the borrower that the written position was for 17.04.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
598120656 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
234306240 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
395170950 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
578068680 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The further communication  borrower called in to make a payment.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer received a dispute from the credit bureau reflecting inaccurate information; the servicer responded with modified corrected findings.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
213377316 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called in to make a payment at the drop off branch, then asked that the late fees be waived.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
643535640 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                  further communication  Commentary indicates last borrower contact called in needing credit correction done on his credit and servicer provided
                  from mortgagor         correspondence address to send in writing what is being disputed. Further indicates servicer discussed loan modification and payment date.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute received.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Loan is performing no updated comments available.
768356298 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
475604860 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called about their recast documents.  Short term and long term options were discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
509178144 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower contacted the servicer to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
520291806 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called in and basic insurance information was provided. Comments indicate the borrower provided authorization to talk to a third party.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.
670431720 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                  further communication  Borrower called in to check on the status of her modification. The call was transferred to customer service so the borrower
                  from mortgagor         could request a copy of their modification agreement. The borrower also inquired about a refinance.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments dating back to 09/XX/2015 referenced the borrower disputing the date of first delinquency in regards to their credit reporting. A response was last issued on 05/XX/2018 advising the issue was reviewed and came back with no material findings. However, the borrower is still disputing the issue. 1/XX/19 the borrower is disputing the current balance and/or amount past due. verify current balance or amount past due. Researched performed, responded to ACDV with verify SOR matches ACDV - no findings
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
350539728 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  On
                                         7/XX/2017, the customer was frustrated about fees and being transferred around and then was transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on
                                         12/XX/2007 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Natural Disaster relief flag placed for property, does not say specically Hurricane, but property located in state where a number of hurricanes were reported, no damage reported.
562954728 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower spoke with an agent and updated their contact information. The borrower was read the fax disclosure, the borrower agreed to proceed with the fax.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
319862004 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
140513772 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Comments from 12/XX/18 indicates borrower made web payment to bring account current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
753478488 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
763544460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower called in to get a copy of their escrow information. Representative transferred borrower to customer service
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
800467980 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower requested a Pay Plan application and was provided basic account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
799510068 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Borrower called to discuss sending in documents and discussed process of sending in checks.  Appears to be a loss draft claim on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
402229044 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower contacted the servicer to discuss the payment posting information and additional to principal.  The borrower also ordered a loan history from 01/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments 09/XX/2017 reflect subject located in FEMA Disaster area for Hurricane Irma.
923330520 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
638874348 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Borrower requested payoff
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
185335836 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The servicer contacted the borrower regarding research they completed on the fees from the prior foreclosure that the borrower just received a breakdown on from the end of 2014 prior to the current modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
128858436 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called regarding insurance bill.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
950961960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The agent processed a payment for the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
639524088 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
951249712 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower stated they found the permanent modification documents that were lost and will return them today. The agent advised will continue to follow up.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
647201016 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Most recent conversation with borrower was borrower requesting payoff and general information on loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
205549443 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower was advised no payment was due on the account.  The customer also requested information regarding the payoff for account and was provided the process for authorization.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
365373459 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower called to set up payment in the amount of $999.53 over the phone. All information verified.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
608979096 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Commentary states borrower called in regarding a late charge waiver.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
931457268 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  The borrower called about a payment they made advised payment has not been received. Borrower stated will call bank and call back.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
241753260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Calling in regards to a declined letter that the customer received versus the trial program letter that he received. Advised that the decline letter is in regards to an appeal that was  submitted and the customer is on a trial program for the next 3 months starting on 2/XX/17-4/XX/17
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2011.  Dismissed bankruptcy
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
567023100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  the customer called for the status of the loan modification
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on
                                         10/XX/2005 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
183592656 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
153248676 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  A
                                         PAYMENT WAS PROCESSED OVER THE PHONE IN THE AMOUNT OF $1920.21 EFFECTIVE 08/XX/06
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
277558932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Provided principal balance information,payment received/next due information,current interest rate,and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
541103472 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
795190473 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  On
                                         01/XX/2018 the borrower spoke with an agent and discussed the increase in the escrow payment. The agent analyzed the account and requested that the overage is sent to the borrower. The agent requested a monthly statement to be sent to the borrower.
                                         The agent processed the request to change the reserve requirement and completed the analysis and changed the escrow figures.
                                         The agent advised the borrower that the check would be sent to them.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
772650816 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
447960744 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The comments dating back to 09/XX/2017 indicated the property was located in a natural disaster zone. No sign of damages.
559146252 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower was provided the payment and escrow breakdown along with the status of the flood determination.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
969023088 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Borrower called in and scheduled a payment for $1279.76, effective 10/XX/2016. Due to policy change a $20.00 fee was waived.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
166653312 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The borrower spoke to the servicer about the escrow account.  The servicer verified impound amounts and types collected, advised of next escrow analysis date, provided payment and escrow breakdown, and discussed the increase in escrow payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to a hurricane as of 9/XX/17. No indication of damage noted.
854628012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Borrower called and advised payment was made on 03/XX/16.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
573960324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower called 7/XX/17 and general information was provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
531747216 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
618008193 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
941383296 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On
                                         11/XX/2018 spoke to the borrower and advised of the total amount due on loan. Borrower stated made  a payment today.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
219062340 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Call was transferred to refinance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
485251470 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The borrower was advised of the 800 fraud number as someone was calling in with their last 4 numbers of their social security number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
448330596 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  On
                                         8/XX/2016, the borrower committed to pay a payment on 8/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
860955480 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
562754808 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on
                                         02/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
975734814 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Spoke with borrower 1 provided privacy disclosure , verified the last 4 social security number and mailing address. Advised would follow up provided my contact information and office hours. Borrower calling regarding modification  review borrower stated has sent document. Advise we did not receive complete packet. Borrower will send again . Borrower stated the address for the  city is wrong and does not receive mail. Call dropped.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
458464149 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
975094942 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
350229852 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called in to the wrong department and was transferred to home equity.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The comments dating back to 09/XX/2017 indicated the property was located in a natural disaster zone. No sign of damages.
553998312 2       [2] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose
                  property; identified   of property; identified but not documented.  The date of death is unknown.
                  but not documented     EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
864644004 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
797720784 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower called in for status on the HHF program documents sent in. Servicer informed documents were received that day and to allow 48 hours for a follow up call.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
770961492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
429208248 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
883256556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
584945928 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2015.
                                         Commentary states borrower called in to a disclosure to be faxed to them.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
236056392 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
301919184 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA disaster 9/XX/17.
639664032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
554908996 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
751589244 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2013 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
584571537 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2008.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
112588743 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower promise to pay to pay $1,288.87 on 03/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017.

                                         Borrower is paying as agreed so there are very few recent comments on the 1/XX/19 comment set.
493560639 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
455858810 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On
                                         10/XX/2018 the property claims department contacted the borrower to schedule an inspection, the borrower stated not ready
                  [1] Mortgagor Deceased yet she will call when the repairs are completed.  On 09/XX/2018 Authorized third party stated that they received a letter
                  - Executor/Heir exists asking for the borrower's death certificate. Authorized third party stated that it was already sent previously and advised
                  to dispose of          of not wanting to speak to customer service.  Borrower is deceased and Executor/XX/30/2012.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
776292363 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Borrower called in to verify payment was received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
573320580 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The loan status is current and performing. The account was noted on 05/XX/2018 Notice of Exit from case management, Due to borrower having a permanent Loan Modification. On 04/XX/2018 the servicer advised the borrower the loan has been updated with the Modification terms. On 03/XX/2018 The servicer advised the borrower that the Modification payment included tax, flood insurance and HOI. From 11/XX/2017 through 03/XX/2018 the borrower applied for financial assistance, accepted and completed the Trial Loan modification and received a permanent Loan Modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.  Comment dated 09/XX/2010 Bankruptcy Chapter 7 Filed
                                         06/XX/2010 Discharged 08/XX/2010 and Closed 09/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
474402555 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in with a question as to the amount of interest they had paid on the account for 2017
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Loan went from delinquent to performing. 1/XX/19
154038360 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower contact on 02/XX/2018 to confirm receipt of payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
850444947 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower was contacted and advised that payment made on 3/XX/18 in the amount of $1137.72 was posted to their second account and was corrected and posted to the first account.  Late fee was waived.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
328258644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
743142624 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
171081540 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Borrower called in with payoff related questions.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
313144692 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Notes indicate that borrower called receive account information. Agent advised borrower of general account information
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2011.  The proof of claim was filed 03/XX/2011.  Bankruptcy Received: 2/XX/2011
                                         Investor: FNMA
                                         Plan Review referred to attorney: 2/XX/2011
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
201779636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
136835244 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The
                  property; identified   borrower emailed the servicer and requested that their insurance be escrowed and the servicer complied.  Borrower is
                  and documented         deceased and Executor/XX/23/XX/23/15.
628807113 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
592053084 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called about escrow payment and was transferred to the escrow department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
354178272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
490453740 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
134696100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2015.
                                         Loan is performing during the scope period of 10/XX/2015 to 9/XX/2018. On 3/XX/2018 Modification documents were sent to borrower, but no additional comments were noted.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
717678225 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
726089448 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower called to request a payoff.  Lender processed a payoff request.  Borrower is deceased and
                  [1] Mortgagor Deceased Executor/XX/09/XX/13/2017, no evidence of damages.
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  and documented

                  [1] Written Dispute -
                  Servicer responded
                  within 60 days and no
                  further communication
                  from mortgagor
161355432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Next payment due information, current interest rate and escrow balance information provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
786275364 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called 9/XX/2017 and wanted to know of any assistance being offered due to the hurricane. Agent explained the details of the Special Forbearance. Borrower stated not interested at this time as was not affected like other people and will a payment as soon as possible.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Hurricane comments noted on 9/XX/2017, however; there was no evidence of any outstanding property damage on file.
618938104 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
868032648 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Spoke to borrower who called to get information on why payment is going up. Borrower was transferred to the bankruptcy department as case was still active at this time.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
714694008 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/31/XX/24/2010.
                  property; identified   LITIGATION: There is no evidence of litigation on the file.
                  and documented         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
502579896 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Provided general information. Discussed increase in escrow payment due to shortage. Gave breakdown of payment, processed payment that borrower called in.  borrower did inquire about payment assistance, transferred call.  Borrower requested payoff on 12/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property is located in FEMA disaster area 9/XX/17, but no noted property damage.   Borrower is
                                         current with payments.
321341412 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
546400698 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to discuss their account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
360075912 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Commentary states borrower called in to update contact information on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
768943098 1       [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The
                  servicer with          customer called in to speak with the claims department following up on the status of a check. The servicer advised the check indication of related  was endorsed and returned.
                  contractor bid         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  sufficient to cover    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  repairs                FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower called in on
                                         05/XX/2017 regarding a claim and requested a branch endorsement. A request was made to overnight the check back to the
                                         borrower.   On 06/XX/17 the borrower reported the kitchen was flooded and was under extreme living conditions. A check in the amount of $12126.41 was expedited to the borrower for repairs via fed ex on 06/XX/17. On 11/XX/17 the borrower advised the inspector didn't have an adjusters report and the inspection was cancelled until scope obtained. No final inspection proving repairs 100% completed.  The damage repair amount is estimated at $12,126.41.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
360535728 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
889474068 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
320387184 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in to discuss payment arrangements.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
732486744 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower returned a call to the servicer and was advised the servicer would be mailing a copy of the permanent modification documents that were signed by the servicer. The borrower indicated the primary number to call starts with 713, but the servicer was calling the spouse's number first. the agent explained why the calls were being placed to the spouse's number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property was located in FEMA disaster area for Hurricane Harvey in 8/2017, property damage was not reported.
467686444 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
970151784 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower asking why their principal balance is higher and was advised because of the modification.  Borrower is deceased and
                  [1] Mortgagor Deceased Executor/XX/20/XX/13/XX/06/2017
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  and documented
996090742 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was contacted regarding payment and stated the payment was made online.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Harvey and noted on
                                         08/XX/2017.
853668396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On
                                         10/XX/2018 the borrower spoke to an agent and was provided the principal balance, the last payment received, the next payment due and the current interest rate and the escrow balance. The borrower also spoke to an agent regarding the PayPlan payment and posting history. The agent was able to process a payment for the borrower and the agent gave the borrower the confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
471421356 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower called to make a payment and wanting to change their payment date as it conflicts with their paychecks.  Borrower advised of long term and short term assistance options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
845781552 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
328386864 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
721781172 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower called in commitment to pay of $492.00 on 11/XX/2018 will drop off at branch
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Per commentary 03/XX/2018 the loss draft claim was closed as no funds still held; all funds were released 12/XX/2016.
198570540 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called advising she could make the monthly payment but will need assistance on the months they are in SFB account fannie mae advised the investor and advise to wait for the offer but continue making payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: 07/XX/2018 The damage inspection is at 90% and the remaining items are cosmetic only.
688744392 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  On
                                         11/042016 spoke to borrower who was dissatisfied with bank policy regarding procedures.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
553338576 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Most recent conversation with borrower was inquiry  by borrower regarding payment and borrower stated payment will be made next day.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
433226640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called in to request a Pay-plan application.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
958666380 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Agent discussed status of PMI deletion and advised borrower that MIP requirements will be reviewed and letter will be sent out 7-10 business days following review
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
903948276 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The further communication  borrower was contacted and advised of the missing documents for modification review.  The borrower stated they had been out
                  from mortgagor         of town for 6 weeks and would fax documents.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower called in to discuss misapplication of payment to a different loan.  Discussed reversal of the payment back to borrower's account.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
944362104 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         inbound call, spoke to borrower, Verified. Property is tenant occupied. Provided mini Miranda, privacy statement, TAD, made payment, had questions regarding trial just completed, transferred where CRM rep went over what happens next.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: The borrower was affected by Hurricane Harvey 8/XX/2017, which was declared a FEMA disaster.
739234188 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower requested the decline letter be resent. Also wanted to be transferred to the banking area.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
172500972 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/28/2016.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
643032684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Commentary states borrower called in to request a payoff demand.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2004.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2005 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
613434528 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called about escrow account and transferred to escrow department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
845531652 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On
                                         02/XX/2018 the borrower spoke with an agent regarding the general status of the loan and that the next payment due was
                                         03/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
174193032 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower was dissatisfied with the collection process.  Said they would make a payment at the branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
493772412 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Discuss loan status
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
320831616 1       [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Active insurance claim PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  On
                  servicer with          10/XX/2017 it was noted there was an inbound call requesting an inspection letter.  Action taken was inspection was ordered.
                  indication of related  No further information found on inspection.
                  contractor bid         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  sufficient to cover    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  repairs                FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments indicated there was damage to the property, a claim was filed and claim funds were received. The comments did not indicate the type of damages incurred to the property. On 01/XX/2017 and 01/XX/2017, the borrower called to find out if the servicer received the claim check they sent in and the servicer advised it was not yet received. Comments on
                                         03/XX/2017 indicated the claim check was approved for endorsement. Note from 5/XX/2017 reflects borrower was in process of fixing the property and would reach out when ready for final inspection.  Note from 10/XX/2017 reflects inspection was ordered. Details about the inspection results were not provided. There is no evidence the claim process was closed, funds released or repairs being completed. There was no further mention about the claim since 10/XX/2017.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments indicated there was damage to the property, a claim was filed and claim funds were received. The comments did not indicate the type of damages incurred to the property. On 01/XX/2017 and 01/XX/2017, the borrower called to find out if the servicer received the claim check they sent in and the servicer advised it was not yet received. Comments on 03/XX/2017 indicated the claim check was approved for endorsement. Note from 5/XX/2017 reflects borrower was in process of fixing the property and would reach out when ready for final inspection.  Note from 10/XX/2017 reflects inspection was ordered. Details about the inspection results were not provided. There is no evidence the claim process was closed, funds released or repairs being completed. There was no further mention about the claim since
                                         10/XX/2017.
188892444 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Borrower called in with questions regarding the recast modification document received in the mail.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
127694892 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
401759232 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/08/XX/15/2017
                  property; identified   indicated there is a remaining borrower on the loan.
                  and documented
391813212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/1999.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2000 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
454917960 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
653348556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower transferred to online banking.  Went over payment positing with borrower. On 12/XX/2017 discussed possiblity of home burning, no other notes stating property was damage from a fire.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/1998.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/1999 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Bankruptcy noted 9/2016 but was filed in 1998 and discharged in 1999. This is not affecting review and not being flagged due to the age of the bankruptcy.  Borrower is current with payments.
291711646 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
427864410 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
277379004 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called in and the agent provided general information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
542462928 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
546481320 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
930117804 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
471681252 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower confirmed that the property is tenant occupied and was advised of payment options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
775299756 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
948300528 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         Borrower called to update mailing address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
662195016 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit Reporting dispute and there were no findings and borrower notified.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
263289468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
863504460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
478542141 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 08/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called and stated will make the payment online.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a federally declared disaster area due to Hurricane and noted on
                                         9/XX/2017.  No damage was reported.
417143076 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On
                  [1] Mortgagor Deceased 05/XX/2018 the executor of the estate called and requested to have $2060.10 moved from the escrow balance and moved to be
                  - Executor/Heir exists applied towards the May monthly payment. The agent advised it would be backdated and the late fee removed.  Borrower is
                  to dispose of          deceased and Executor/XX/22/2003.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: Borrower Deceased
537894756 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Commentary states that borrower send in correspondence advising of non-receipt of billing statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
100099944 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
751809608 1       [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Active insurance claim PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The
                  servicer with          customer called in to speak with the loss draft department regarding a previous property claim. The servicer advised the indication of related  claim was resolved.
                  contractor bid         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  sufficient to cover    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  repairs                FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/1997.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2002.  The proof of claim was filed 12/XX/1997.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 04/XX/2017 water damage is notated on the account. A check was issued for the claim for $2,272.11 on 04/XX/17. Comments on 04/XX/2017 indicated the claim check was approved for branch endorsement. No indication repairs were completed. The claim was non-monitored due to the current loan status.  The damage repair amount is estimated at $2,272.11.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
766476674 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower made a promise to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
534703038 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Borrower expressed concern that payment increased by $50 as month. Borrower was advised of tax increase. Borrower made a commitment to pay $873.44 by home banking.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
908339157 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
947160984 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
234756522 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                  property; identified   Most recent conversation with borrower was borrower calling in to get information on insurance.  Borrower is deceased and
                  and documented         Executor/XX/21/XX/24/2015 indicated the co-borrower has not passed away.
625119852 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
576539292 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Processed a payment for borrower and supplied NACH disclosure. Spoke to borrower concerning payment posting. Called borrower
                                         to see when payment will be made, borrower stated it will be made with in grace period.   Borrower concerned why collection
                                         calls are made during grace period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is current with payments
220101924 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
370835818 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The
                  property; identified   customer was assisted with online banking.  Borrower is deceased and Executor/XX/07/XX/07/2008. The Executor of the Estate
                  and documented         has been documented.
984286128 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower contacted the servicer on 06/XX/2017 to authorize a payment in the amount of $608.82.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
444592092 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                  property; identified   Notes indicate that borrowers sister called due to borrowers passing. Agent transferred sister to the Enterprise Estate
                  and documented         Unit.  Borrower is deceased and Executor/XX/21/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
206148762 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower authorized a payment in the amount of $711.68.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments on 09/XX/2017 indicated the property is located in an area impacted by a FEMA disaster due to Hurricane Irma; no damage reported.
137095140 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
731593652 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
798130620 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
764084244 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  A
                  property; identified   third party called to discuss the account and the servicer advised authorization was needed.  Borrower is deceased and
                  and documented         Executor/XX/11/XX/20/XX/04/1999 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
796291356 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Borrower called and made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                         ADDITIONAL INFORMATION: Comments 08/XX/2017 reflect subject located in FEMA Disaster area for Hurricane Harvey.
909955872 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower is calling to have funds moved from principal. Transferred call
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
975692421 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Most recent conversation with borrower was borrower calling in to go over escrow changes and payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
550589676 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Borrower called and advised will make payment at the branch and requested fees be waived.  Caller was advised fees could not be waived.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
490023912 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower stated will drop off payment by 08/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
199150083 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         PHONE PAYMENT WAS PROCESSED IN THE AMOUNT OF $241.98 EFFECTIVE 3/XX/18.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2004.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2004 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
390443760 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
269692080 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Spoke with borrower, customer called to update financials because their spouse left the home 15 years ago and never helped
                  [1] Verbal Dispute -   out with bills. Customer stated that everything on the credit report are the spouse's debts not theirs and would like this
                  Servicer responded and considered during the modification process. There was no reference of a review being opened as of 09/XX/2018.
                  appears issue is       EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Credit
                  closed                 Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower advised debt on credit report is ex-spouse's debt. The notes on 07/XX/2018 indicated the information was reporting accurately.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The comments dating back to 08/XX/2017 indicated the property was located in a natural disaster zone. No sign of damages.
912927378 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called in 1st perm Mod payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 9/XX/2017 Federal disaster declared for property due to Hurricane, no property damages noted.
742395753 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called regarding the loss mitigation letter received. The borrower was advised the modification documents were never received. The borrower advised she opted out as the loan was brought current. The borrower was informed the letter was sent in August and the loan will need to be brought current. The borrower scheduled a payment for $987.18 on 10/XX/2018  and informed that a new opt out letter would be sent.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
631074756 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2004.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2004 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
116553360 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Spoke with borrower, called in with concerns to see if someone else was on the account, also borrower was unable to make payment at the bank due to no tellers in the bank
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
756457296 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower called  and made a payment. The borrower advised a late fee should be removed due to a mail delay. The fee was waived.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
800279760 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower called to inquire about modification package and stated will submit payments to return loan to good standing .
                                         Agent advised borrower about collection calls may continue until account is current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
259925988 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Borrower called to discuss payment information, escrow and insurance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
560297918 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
871091424 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower promise to pay $417.79 on 08/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
929983966 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
769751976 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
865343724 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
575269803 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
257506956 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
423960348 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
163974384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  On
                                         7/XX/17, the borrower called in to ask for a monthly statement and escrow analysis.  Servicer changed the reserve requirement.  The escrow analysis was completed on 7/XX/17 and an email was sent to the borrower to advise it was mailed.
                                         No other contacts during the review period.  Performing loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
317343012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Called borrower and asked for payment.  Borrower informed of their commitment to pay $1425.30 with late fee on 4/16.
                                         Advised did not receive and to cancel payment.  Borrower will send in payment today.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
447311004 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/20/2015.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
655673772 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  The
                  property; identified   customer requested a payment be reversed.  Borrower is deceased and Executor/XX/27/2014.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
345401784 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  On
                                         03/XX/2016 the borrower called in and spoke with an agent and requested that loan history from 05/XX/2016 be sent to them.
                                         The borrower was transferred to the special loan queue for the request to be processed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
215378463 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                  property; identified   Advised loan is in foreclosure and sale date can be assigned anytime. Borrower working with home safe and home safe will pay
                  and documented         off all back payments towards the principal. The borrower stated they wants to complete a modification after that due to the loss of spouse.  Borrower is deceased and Executor/XX/11/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
653964597 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2004.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2005 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
532556892 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
844452084 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2001.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2006 and there is no evidence of reaffirmation.  A motion for relief was filed 01/XX/2006.  MFR appears to have been filed and denied several times, not granted
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
911565228 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                  property; identified   Advised customer on trial period starts August-November and once successfully completed, permanent modification will be in
                  and documented         place.  Borrower is deceased and Executor/XX/20/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
921781140 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Borrower made payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
874570032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
377874410 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
454029176 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
611925132 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
186145512 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
870822909 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  An inquiry was received from the borrower over the website. The borrower wanted to know the reason for the increase in their monthly payments. The servicer responded and provided the borrower with a copy of their escrow analysis.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
964537054 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
454987932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
300089988 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
713234592 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The customer called in to request loan information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
181247472 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
441973140 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Servicer offered Borrower long and short term options for staying current on loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2005.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2005 and there is no evidence of reaffirmation.  A motion for relief was filed 02/XX/2006.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
587414940 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The
                  property; identified   borrower called in with an inquiry, details were not provided.  Borrower is deceased and Executor/XX/26/2011.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
828798348 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower made a scheduled phone payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
361685268 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower made a payment by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2001.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2003 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
345611700 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower wanted to know why payment has changed due to escrow account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
153938400 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/07/XX/26/XX/07/2007 property; identified
                  and documented
387341262 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower inquiry in regards to escrow overage check being mailed on 4/XX/2018 but still not received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
831657204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
454184577 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called in regarding past due payment. Borrower gave date of when payment would be made.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
734376132 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
514644060 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
214554144 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called in to get the fax number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is evidence of reaffirmation.  Reaffirmation filed 09/XX/2017
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
478628472 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Processed payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is current with payment.
897320928 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  The borrower spoke to the servicer about regular documentation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
854947884 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  the
                  property; identified   borrower called in to schedule a payment for 12/XX/17. the borrower advised they don't get paid until the third of each
                  and documented         month. the agent advised the due date is the first and can't be changed, but stated there is a 15 day grace period to avoid late charges.  Borrower is deceased and Executor/XX/18/2015.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: There is lender paid mortgage insurance on the loan. Borrower 1 is deceased, borrower 2 remains on the loan
608829111 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2004.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
694300563 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.  Discharged chapter 7
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
563494512 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
458994096 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
345845412 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called to arrange a promise to pay in the amount of $652.80 on 8-15-18
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
623605254 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2004.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 11/XX/2004.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
633376548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower called regarding insurance check. Servicer advised will be mailed 03/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
274520148 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Borrower wanted to know if his payment will remain the same for the next 12 years. He also made a payment in the amount of
                                         $1430.39 on 08/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
529298196 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/11/2008.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
528518508 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Spoke with borrower, borrower stated that he made a payment for 844.16. Advised him that the monthly amount has changed to
                                         852.83 therefore 8.67 is the remainder to complete the February. Advised borrower that we have both long term and short term options that may be available
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
801219870 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
964474056 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                  further communication  Comments show borrower called regarding loan status and payment. The borrower advised they were trying to refinance but
                  from mortgagor         spouse wouldn't sign deed which delayed process.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments show the borrower had a credit dispute regarding a delinquent payment.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
658646436 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
620697924 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On
                                         4/XX/2017 borrower made a commitment to make a payment by 04/XX/2017 through regular mail.  The representative discussed recast options. Borrower declined recast offer. On 5/XX/2018 Borrower called to obtain the monthly amount.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
592976280 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in for general information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
209248142 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
946100742 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
614728521 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                  property; identified   Borrower called to make a payment but did not have account number available.  Advised would call back.  Borrower is deceased
                  and documented         and Executor/XX/10/XX/12/XX/03/2004.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
382666872 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/1998.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/1999 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
386175468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         Advised borrower underwriting needs information to complete modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
738952180 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                  property; identified   Borrower called 9/XX/18 to say XXX paid the mortgage twice.  Borrower stated they fixed the issues and the payment should be
                  and documented         going down.  Borrower was transferred to the Customer Service department.  Borrower is deceased and Executor/XX/19/2009.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
877808736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advised of the next due date and payment posting information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2003.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2007 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
936772608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
656277384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
102029172 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         borrower called to make payment 1821.75
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2008.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is release from stay granted.  The bankruptcy was discharged on 08/XX/2008 and there is no evidence of reaffirmation.  A motion for relief was filed
                                         07/XX/2008.  A prior chapter 13 bankruptcy case (XXX) was filed on 06/XX/2007 which was dismissed on 02/XX/2008.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
418532521 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/03/2010.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
408188346 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Borrower had a question about principal balance and non interest bearing balance. Borrower was transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
961235352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
897860712 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
498250620 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The customer called to make a payment of $333.16 and wanted to know why auto pay hadn't started on the account. The representative advised there was never a voided check received. The customer was transferred to customer service to set up auto pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
984516036 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
371181468 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/29/2014.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
901739160 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The borrower contacted the servicer to have the password reset to access the account online.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/1999.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/1999 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
822895388 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in response to a voice mail from the servicer; agent advised account was brought current 07/XX/2018 and representative will monitor for 60 days to ensure borrowers do not need additional account servicing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2006.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2008 and there is no evidence of reaffirmation.  A motion for relief was filed 12/XX/2007.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
924959868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to discuss the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
200649708 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower request to have modification terms reviewed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
620571672 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower was provided general account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2007.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
292962768 3       [3] Loan is in         LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Foreclosure            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  ATP
                  [1] Mortgagor Deceased called in to confirm the extra charges on the account. The ATP was informed the fees were for recording documents due to the
                  - Executor/Heir exists previous foreclosure status. The fees cannot be waived.  Borrower is deceased and Executor/XX/10/2015.
                  to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for
                  and documented         default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
310717844 1       [1]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Active          BORROWER CONTACT: No evidence of recent contact with the borrower.
                  insurance claim and    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  funds held by servicer REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for
                  with indication of     default with the information provided.
                  related contractor bid FORECLOSURE: No evidence of current foreclosure activity.
                  sufficient to cover    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  repairs                LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 09/XX/2017, the borrower called and stated they needed their insurance information to start a claim. On 09/XX/2017 the borrower advised they were affected by Hurricane Harvey. On 10/XX/2017, the borrower advised they were working on repairs on the property and they had a claims adjuster come out to review the roof damages and it was estimated to be $10,000-$15,000. On 11/XX/2017, the borrower advised they were still working with the insurance company for repairs but they are still able to live in the property. Comments on 12/XX/2017 indicated the claim check was approved for branch endorsement. The claim was for a leak in the roof from Hurricane Harvey. The check was in the amount of $4652.46. Comments on 12/XX/2017 indicated the claim check was endorsed at the branch and there was no further mention of the claim. There is no evidence repairs were completed to the property.  The damage repair amount is estimated at $4,652.46.  Property repair is in process.  The property condition is
                                         UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments on 11/XX/2017 indicated the property was located in a FEMA declared disaster area.
783926304 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
824380116 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Borrower called 4/XX/16 because he was upset about a fee added to his account.  He said he was trying to make a payment on line, and was getting questions about reasons for delinquency he did not like.  He was advised a late got added automatically on any payment made after the 15th.  Borrower said he tried to make the payment on the 15th which is why he was upset about the fee.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
658936320 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On
                                         12/XX/2018 the borrower spoke with an agent and reviewed the account as well as the intro rate on the loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
666213372 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
511795200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On
                                         5/XX/18 Borrower called to set up payment on account.  Lender advised of Loss Mit options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
240903600 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         Borrower made promise to pay. Borrower received claim check from insurance and need endorsement. Borrower will go to branch to get signed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
134546160 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         11/XX/2017- Borrower called in- owner occupied- rep advised assistance is not guaranteed- had questions about modification process-
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
653738400 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Borrower informed of their commitment to make a payment via phone pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
744362136 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
330616935 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in and stated they will make a payment on 07/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
401559840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
266833224 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to discuss their account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
198260664 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower spoke with the servicer about payment posting information and the next payment due date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2008.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2008.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
804939498 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
706171752 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
527524474 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Customer processed payment by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2006.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2007 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
395681664 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The
                  property; identified   borrower's son called in and was fully aware that loan information cannot be release to him until case in probate court is
                  and documented         completed.  Borrower is deceased and Executor/XX/12/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
921671184 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
108976392 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  the borrower called in and was provided with the information on the tax bill that was paid.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
865943484 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                  property; identified   Borrower discusses authorization expires with the death of the borrower and would need executive-ship to continue to speak
                  and documented         on the account. Borrower stated there was a death in the family.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
461407700 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
437454948 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The customer called in to process a payment and request a pay plan application. The servicer also advised on general account information and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 11.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
447830796 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The
                  property; identified   authorized third party/XX/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2003.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments 11/XX/2006 indicate the authorized party has been appointed as the personal representative of the estate and has full access to all account information.
866116742 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower called in to make a payment and express dissatisfaction about having to pay a fee to make a payment by phone. The agent advised the servicer no longer charges a fee when the borrower speaks to an agent. A payment was processed effective
                                         6/XX/17. The borrower also indicated they had questions about the insurance and the agent transferred the call to the appropriate department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
455727636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to get the payment breakdown. Also discussed the escrow shortage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2012 and there is evidence of reaffirmation.  Comments on 06/XX/2012 indicated the reaffirmation agreement was filed on 12/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
549220224 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                  property; identified   Borrower called to confirm if payment had been received borrower mailed payment.  Borrower is deceased and
                  and documented         Executor/XX/17/2005.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
670691616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
567362964 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
737394924 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
721431312 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Workout approved and changed to closed. Repayment to modification. Permanent modification docs received
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
375019932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower contact on 9/XX/2018 processed payment iao $ 884.92 dated 9/XX/18.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
470652930 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Spoke with borrower, customer stated that she received a email that her account was locked out, provided her the number to online banking and offer long and short term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
830657604 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2003.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2007 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2004.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
240285969 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                  property; identified   Gave borrower the detail to the payment plan.  Spouse is deceased.  Borrower is deceased and Executor/XX/19/2016.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
830107824 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
490643664 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower advised that he had not received the last draw of the claim in the mail yet. Agent recommended doing a stop payment on the check and reissuing another. Borrower was upset.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
497990724 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
552768804 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The customer called in regards to phishing email and was advised to disregard.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
774470088 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Confirmed borrower's mailing address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
114414216 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
248090076 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On
                                         09/XX/2018 the borrower spoke with an agent and they discussed the general information on the account and the next payment due of 10/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
296500347 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2005.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
655717608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
405897576 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower made a commitment to pay $354.54 on 06/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
563787220 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                  property; identified   Borrower made promise to pay.  Borrower is deceased and Executor/XX/31/2010.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
864986968 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
229098324 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/25/XX/02/2013
                  property; identified   indicate the borrower is deceased; however, the co-borrower is still active on the loan.
                  and documented
903039356 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                  property; identified   Discussed payment posting information.  Borrower is deceased and Executor/XX/23/2016 indicated claim repairs were completed.
                  and documented
484526112 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower dissatisfied with issues surrounding recording of HELOC, refuses appointment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
835195788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Comments show borrower called in regarding loan  status and payment. Borrower wanted to know when payment would post to account since he went in to make payment at branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
269832024 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  On
                                         05/XX/2017 the borrower spoke to an agent and was given the fax number to the insurance department and the mortgagee clause.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
422983080 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in for a copy of the escrow statement and was mailed out.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                         ADDITIONAL INFORMATION: Comments on 09/XX/2018 indicated the property is vacant. There is no evidence the property has been secured as of the end of the review period.
907077024 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower made a scheduled payment by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
286822624 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Commentary dated 8/XX/17 indicates last borrower contact inbound call servicer received payment of $1,305.62 on 8/XX/2017.
                                         Borrower transferred to customer service due to issues with late charges on account and credit report.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
688882196 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
810305748 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2005.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
322351008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called in questioning if principal reduction would be applied to the account for making on time payments for six years. Borrower has received letters about qualifying for principal reduction. Borrower was connected to customer service for assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
777068916 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
830887512 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Notes from 4/XX/2017 reflect borrower called in and expressed dissatisfaction with account maintenance and servicing.
                                         Borrower stated coupon book was not received.  Borrower also confirmed that insurance was paid in full.  Payment information discussed and future payment was promised.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
780493870 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
913774344 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower is still not working.  Borrower made a promise to pay on 06/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
850544937 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower requested to have the late fee waived. The agent submitted the request.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
490953540 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
438014724 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower advised how to complete the modification documents and return.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
187215084 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
143522568 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
853094682 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Borrower called to make payment on account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
723140628 1       [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                  servicer with          Customer called about statement received for December statement. Customer had fees on the account. Customer stated fees indication of related  should have been included in a refinance a couple of years ago. Customer informed a refinance was not completed, but a
                  contractor bid         modification. Customer was mailed a copy of the modification paperwork to show where the fees came from.  Borrower is
                  sufficient to cover    deceased and Executor/XX/13/XX/02/XX/06/XX/19/2018. The borrower also had a question about an amount on their claim form and
                  repairs                the servicer advised the borrower they would need to reach out to their insurance company. There is no evidence the repairs were completed.  The damage repair amount is estimated at $10,779.54.  Property repair is in process.  The property
                  [1] Mortgagor Deceased condition is UTD.  The current occupancy status is UTD.
                  - Executor/Heir exists ADDITIONAL INFORMATION: NA
                  to dispose of
                  property; identified
                  and documented
822560844 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
660437886 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The agent processed a epp and provided a confirmation number for the borrower. The nacha disclosure was also provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
774265116 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Spoke with borrower to go over modification process
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
243322632 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Form letter request
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
424040316 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                  [1] Mortgagor Deceased Borrower called in for payment assistance. Servicer advised would need to update financials, but borrower was not prepared
                  - Executor/Heir exists and would call back. Servicer advised of refinance options and was transferred to refinance department.  Borrower is
                  to dispose of          deceased and Executor/XX/31/2014.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
486895164 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
838554444 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The
                  property; identified   borrowers estate contacted the servicer for regular account information.  Borrower is deceased and Executor/XX/04/2009.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
306087516 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         03/XX/2018- Borrower called in - Owner Occupied- intent to keep home- advised of NOI expiration 04/XX/2018- authorized payment for $7313.40 03/XX/2018- and $846.14 03/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
222465498 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                  property; identified   05/XX/2018- Borrower called in and stated the property is tenant occupied.The borrower committed to pay$ 993.32 on
                  and documented         05/XX/2018. Borrower asked about assistance. Advised of repayment plan and modification.  Borrower is deceased and
                                         Executor/XX/05/2011.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
410815608 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
799570044 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
619492104 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower call about payment being taken out twice. Advised only one payment taken.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
311545332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
637055076 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
202689729 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
809136216 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose
                  [1] Mortgagor Deceased of property; identified and documented.  The date of death is unknown.
                  - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                  and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
783876324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
517293000 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.  Comments on 03/XX/2011 indicated the case converted from a chapter 13 to a chapter 7.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
833676396 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                  property; identified   Borrower called to discuss autopay.  Borrower is deceased and Executor/XX/13/2018.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
530806914 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 08/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.  Comments on 12/XX/2010 indicated a motion for relief was granted but the date the motion for relief was filed was not provided in the commentary.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
359108164 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The agent provided the loan number and transferred the call to property claims queue.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
913167330 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower inquired about recent escrow analysis performed on the loan. Servicer reviewed the escrow analysis with borrower and advised of the overage amount of $506.73. The borrower understood and had no further questions.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
151149516 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Provided interest rate, payment and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Per comments dated 09/XX/2017, the property is located in a federally declared disaster area.
559577616 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  An
                  property; identified   associate advised the account was showing a zero balance and money was received on 01/XX/17.  Borrower is deceased and
                  and documented         Executor/XX/12/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
116163516 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower spoke to the servicer and updated their PayPlan account information.  The servicer provided NACHA disclosure.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
779588040 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Co-
                                         borrower called in to inquire and verify the increase in payment. Transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
878308536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
904168188 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
910287906 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Borrower was advised of NOI and expiration date. Borrower confirmed reinstatement was received and to allow a couple of days for the payment to post.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
854765808 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On
                                         3/XX/2018 Borrower stated struggling with some bills but still will make payments and did not want loan modification. On
                                         6/XX/2018 Borrower called to obtain flood insurance information. Servicer also provided the FEMA telephone number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Harvey and noted on
                                         08/XX/2017.
318352608 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
448520520 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called to advise that the coborrower is not able to sign the modification documents due to medical reason and will continue with the current loan terms.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2007.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
506407356 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
870991464 1       [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The
                  servicer with          borrower spoke to the servicer and made a payment.  They thought they had already made the payment.
                  indication of related  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  contractor bid         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                  repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments indicated the borrower filed an insurance claim but the specified damages incurred and reason the damages were incurred was not provided in the commentary. On 05/XX/2016 the servicer provided the borrower with the basic insurance information. On 05/XX/2016, the borrower called for a disbursement. The servicer advised the vendor was being added and the check will be made payable to them only. Comments on 05/XX/2016 indicated the service requested the initial disbursement in the amount of $6479.16 to be sent to the vendor. Comments on 05/XX/2016 indicated a loss draft check was requested. There is no evidence the repairs were completed to the property.  The damage repair amount is estimated at
                                         $6,479.16.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
216283452 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
528068688 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
982057020 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
214364220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called regarding a letter they received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
393922368 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
347500486 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
645661632 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  A
                  property; identified   third party contacted the servicer to discuss the payments.  Borrower is deceased and
                  and documented         Executor/XX/19/XX/06/XX/09/XX/20/XX/28/2007.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
656973720 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
115633728 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called on 03/XX/2017 regarding the insurance claim and check for water damages. The claim was later closed after funds released, and necessary documents for the claim were received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
311565324 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
458166660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
932226963 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2007.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2007 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
242103120 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower called on 10/XX/2016 to discuss the account information and insurance policy.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
864384108 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower requested verbal tax form figures.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
807838400 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2006.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2006 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
676199412 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called to verify modification docs were received and accepted.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: 10/XX/2018 Commentary shows claim funds were released for property damage.
927158988 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in and was provided with the payment and escrow breakdown. The escrow shortage was discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
671761188 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
983960640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
593902344 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The borrower called regarding the loan modification incentive off they had received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
611268867 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  A
                  property; identified   third party contacted the servicer to discuss the account; the servicer advised to submit the court documentation in order
                  and documented         to be authorized to discuss.  Per commentary the documentation was received 09/XX/2017.  Borrower is deceased and
                                         Executor/XX/22/XX/30/XX/14/2017 documentation received for an authorized party per the Last Will and Testament.
539878404 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
145141920 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The
                  property; identified   borrower advised they sent in permanent modification documents. Comments on 04/XX/2016 indicated a recast was offered.
                  and documented         Borrower is deceased and Executor/XX/15/2013.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
976819116 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
781497276 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 08/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The
                  property; identified   last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The executor of the
                  and documented         estate called to confirm the foreclosure process was closed and the loan was brought current. The executor called about a fee in the amount of $299.00. The servicer advised the fee did not have to be paid at this time but it would have to be paid when the loan is paid off.  Borrower is deceased and Executor/XX/13/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
174830040 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
262764852 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  property; identified   Borrower called and made a payment; options discussed.  Borrower is deceased and Executor/XX/08/2010.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
182576940 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
558386556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
723030672 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         Borrower inquiry in regards to tax information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
735305760 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower stated the payment was mailed on 10/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
952548828 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
455417761 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
548300592 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                  property; identified   Executor/XX/02/XX/20/XX/20/XX/26/2018 indicated a response was sent indicating there were not any findings. There was no
                  and documented         further mention of the dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  [1] Written Dispute -  FORECLOSURE: No evidence of current foreclosure activity.
                  Servicer responded     BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  within 60 days and no  LITIGATION: There is no evidence of litigation on the file.
                  further communication  TITLE ISSUES: There is no evidence of title issues.
                  from mortgagor         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
553698432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
338214660 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 08/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.  Comments from 1/XX/2012 indicate bankruptcy discharged without Reaffirmation
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
866673324 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/07/2011.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
855158934 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called to schedule a payment. On 03/XX/2017, the servicer advised the borrower the modification was completed on
                                         01/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
113917212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
724400124 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
931427280 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
556207428 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                  [1] Mortgagor Deceased 06/XX/2017: servicer advised borrower that late charges, collection activity and credit reporting continue up to
                  - Executor/Heir exists foreclosure.  Caller express dissatisfaction regarding customer experience, upset that paper billing statement she received
                  to dispose of          is confusing to her and telling her not to make payment.  Borrower is deceased and Executor/XX/20/2016.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
578748408 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The agent provided the borrower with the principle balance information,next due date, current interest rate, escrow balance, and payment was received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
297700448 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2012.  The borrower filed a prior chapter 7 bankruptcy case (XXX) on 04/XX/2010 which was discharged on 08/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
710775576 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
825659604 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower was advised the payment was received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
947720760 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 11.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
571931136 1       [1] Damaged Interior - LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The
                  servicer with          borrower called on 10/XX/2018 and advised the repairs are on hold due to the weather conditions.
                  indication of related  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit
                  contractor bid         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication
                  sufficient to cover    from mortgagor.  Comments on 05/XX/2018 indicated a credit dispute was received. The dispute was resolved as there was no
                  repairs                indication that any information was reported incorrectly. There was no further mention of the dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  [1] Written Dispute -  FORECLOSURE: No evidence of current foreclosure activity.
                  Servicer responded     BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  within 60 days and no  LITIGATION: There is no evidence of litigation on the file.
                  further communication  TITLE ISSUES: There is no evidence of title issues.
                  from mortgagor         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments indicated damages were incurred to the property but the type of damages and the cause of the damages was not provided in the commentary. On 10/XX/2015, the servicer advised the borrower about the claim process and advised all claim checks must be endorsed and mailed in. A claim check in the amount of $13,733.99 was endorsed and released on
                                         10/XX/2015. A claim check in the amount of $23,136.64 was received on 11/XX/2015. On 11/XX/2015 a partial initial disbursement was sent to the borrower in the amount of $6266.01. On 03/XX/2016 the borrower advised they would be finishing the repairs. On 06/XX/2017 indicated a claim check in the amount of $14,276.49 was received. Comments on 09/XX/2018 indicated once a contractor is obtained, the borrower will need to provide contractor documents and an estimate from the insurance company is needed to show all of the items paid out in the claim. The borrower advised they will request an estimate to be emailed to the servicer. On 09/XX/2018, the borrower called in to give a loss draft update. The borrower advised they have not yet found a contractor but they are in the process of finding one and they will reach out to the servicer once they obtain a contractor. There is no evidence any repairs were completed to the property.  The damage repair amount is estimated at $36,870.63.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
125669712 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Inbound call from borrower to inquire that had questions in regards of recast documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
551639650 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Servicer advised contractor was already paid in full and check needs to be reissued in borrowers name only
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
313514544 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Called the borrower who wanted to know if they can still send recast agreement will sign and notarize today or tomorrow.
                                         Advised to send asap.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
833516460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
767496470 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
984546024 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The
                  property; identified   borrower called in to discuss basic account information and go over the year end statement.  Borrower is deceased and
                  and documented         Executor/XX/10/XX/29/XX/14/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
226839228 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The
                  property; identified   borrower contacted the servicer regarding funds placed in the escrow account.  Borrower is deceased and
                  and documented         Executor/XX/05/XX/30/2014 indicate one borrower is deceased; however, the other borrower is still active on the loan.
745025490 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
676249392 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
968102604 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower contacted the servicer regarding the endorsement of the claim check at the branch location, the servicer endorsed the funds of $5,379.60 and $10,387.64.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.  Prior Chapter 7 #XXX filed 09/XX/2009 discharged
                                         12/XX/09
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
489780408 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The customer called in regarding a letter regarding possible modification options for the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
881213722 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called about escrow payment issue.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
484606080 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The
                  property; identified   customer called in and advised they sent in a cashier's check for $10,000.00 on Tuesday 06/XX/2018 and they sent another
                  and documented         $400.00 yesterday.  Borrower is deceased and Executor/XX/12/2007.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
607376952 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
274889004 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The
                  property; identified   borrower authorized a change in their insurance carrier.  Borrower is deceased and Executor/XX/28/15 that a borrower was
                  and documented         deceased.
752378928 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
441613284 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  On
                                         11/XX/2-017 Borrower called to request a fee be waived.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
339953964 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The loan status is current and performing. On 04/XX/2016 the borrower called the servicer regarding a letter of default he received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
423200652 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
705187812 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/01/2008.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
528198636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
780213926 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
614174232 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
957074283 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
905188926 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
667562868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
843672396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
322520940 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
489074292 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
541793196 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 08/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Borrower made a commitment to pay $831.76 on 03/XX/2016 and 03/XX/2016
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
814688523 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
997330908 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         06/XX/2017: Servicer advised borrower that late fees, collection activity and credit reporting continue until account is current.  Borrower expressed dissatisfaction, stated scheduled a payment for the 30th and does not see it.  Servicer confirmed payment and provided confirmation #.  No options/programs discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
104328252 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower needed assistance with online services.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
879328128 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 08/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called in to discuss account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
143692500 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The
                  closed                 borrower called to discuss fee dispute.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Fee
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Notes indicated
                                         dispute over foreclosure fees. The borrower advised they received a breakdown of the fees. The servicer advised the attorney fees were billed but credited back to the account on 01/XX/04/XX/10/2018 indicated the borrower called for another update and the call was transferred. There is no evidence the dispute was resolved as of the end of the review period.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
215506890 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 08/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Servicer confirmed with authorized party that the account received a trial offer IAO $1200.69 from 11/XX/17 thru 01/XX/2018.
                                         Pending follow up within 7-10 days.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
615153840 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  CRM contacted borrower to advise that payment in the amount of $5799.68 was received 6-16-17 and that loan is current. CRM provided contact information and office hours
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
656917128 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
895551636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
401749634 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 09/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The
                  property; identified   servicer advised the customer of the total amount due, loss mitigation options, negative credit reporting, and late fees.
                  and documented         The servicer also advised that collection activity will continue up to foreclosure and asked for payment.  The customer made a commitment to make a payment today by mail.  Borrower is deceased and Executor/XX/12/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
707028566 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Comments on 8/XX/18 indicate the servicer contacted the borrower, verified the borrower information and mailing address, provided the mini miranda statement and the privacy statement
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
508379664 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
368602500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to discuss the fee applied to the loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
212691492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
119782068 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
961393851 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower authorized third party to inquire about basic loan information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2013.  Chapter 7, case XX-XXX, filed on 04/XX/2011 and discharged on 11/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
490180392 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
520837911 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
418152672 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Provided general information and ordered duplicate tax form.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
550099958 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
462867408 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Commentary dated 11/XX/17 indicates borrower called in to inquiry about HARP (home affordable refinance program) and if borrower qualifies and transferred to department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
689072436 1       [1] Notes clearly      LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  state litigation has   PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  been resolved;         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                  resolution date is in  Borrower called in and agent advised that loan is in foreclosure and borrower requested for reinstatement figures to be
                  the past               ordered. Borrower stated that they intend to keep home
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 06/XX/2010.
                                         LITIGATION: There is evidence of litigation on the file.  Loan was brought current due to settlement reached during litigation that was scheduled on 5-25-16.  The commentary states the 08/XX/2010 sale date was rescinded due to litigation.
                                         The borrower claimed the loan was going through modification at the time of sale and was under chapter 13 bankruptcy protection.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
393872388 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
215766838 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2013.
                                         Discuss loan status
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
693651242 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The
                  property; identified   last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called about
                  and documented         the escrow increase and asked that a late fee be waived.  Borrower is deceased and Executor/XX/12/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
106497384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
294762048 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called on 5/XX/18 to make a $1163.02 payment.  No other contacts made during the review period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
587075076 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower inquired about the modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
603399654 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called about their insurance policy period dates.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
690133836 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2011.
                                         Discuss loan status
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
644582064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
741853140 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Discuss loan status
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
436652652 1       [1]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The
                  insurance claim and    borrower called in regarding a damage claim and requested the funds be rushed due to having roof damage and still raining.
                  funds held by servicer EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  with indication of     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  related contractor bid FORECLOSURE: No evidence of current foreclosure activity.
                  sufficient to cover    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  repairs                LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower called in to report roof damage on 02/XX/2018 and request payment release.  The borrower was advised needs a contractor to be set up and requested to rush due to the roof damage and still raining.  Funds were noted on the account in the amount of
                                         $9564.46 on 02/XX/2018.  The adjuster's reported and clear title were noted on 02/XX/2018 and all funds were approved to be released.  Manual interest in the amount of $0.01 was sent to the borrower on 03/XX/2018 and the claim was noted as closed.
                                         The status of the repairs were not provided.  The damage repair amount is estimated at $9,564.46.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
471581292 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         borrower called in to make sure the payment that he made with the online bill pay went through and he did not get a late fee for his July payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
887314932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
392511482 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments indicate modification completed 1/XX/2013.
201359720 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Spoke to Borrower and they informed of their commitment to pay $563.09 on 06/XX/18 by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
571677132 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  On
                                         8/XX/2017 Borrower called to confirm being enrolled in a payment plan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2008.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
259576128 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
192321528 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
500349960 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Closed processed to correct misapplication of funds as borrower requested to wait till end of 3/XX/Heir exists to dispose of
                  [1] Mortgagor Deceased property; identified and documented.  The date of death is 06/XX/2014.
                  - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                  and documented         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2011.  Discharged bankruptcy
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Hurricane Irma impact date 09/XX/2017. No damage reported.
255864411 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
930237756 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
233066736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
865165392 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                  property; identified   Borrower was informed they were upside down on the loan and could not get a refinance.  Borrower wants to lower payments as
                  and documented         spouse is deceased.  Borrower is trying to look into any assistance.  Servicer advised the home has no equity.  Servicer provided the contact information for the refinance department and advised the borrower they would need between $5,000.00 -
                                         $10,000.00 to put toward the loan.  Servicer discussed modification.  Borrower will look into refinancing as the first option.  Borrower is deceased and Executor/XX/29/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
688994292 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Spoke with borrower provided total amount due and updated reason for default short term. Asked for payment. Processed a phone payment in the amount of $1,06318 effective 12/XX/2018. Educated about payment reversals due to insufficient funds.
                                         Wanting to know about processing times. Educated about 24-48 hours to hit bank account. Wanting to know if automatic payments are still set up. Educated payplan canceled but can be set back up after payments posts.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma declared in 09/2017.
493422552 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
149394024 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Provided Basic Year End statement information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
594440550 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The servicer received correspondence with a copy of the borrower 1098 for 2017.  The borrower acknowledged all information on the statement is correct.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is Chapter 11.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2017 and there is no evidence of reaffirmation.  Cramdown terms were noted on 04/XX/2014  $200774.82 at
                                         5.52% for 30 years.  1st payment 12/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
519851976 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
149170308 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
277568928 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Spoke with the borrower advised the executed modification documents have not yet been received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Hurricane Irma 09/XX/2017. Minor damage, claim check received and no evidence that additional repairs are needed.
169012368 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
784186200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower called 3/XX/18 to say made a payment on 3/XX/14/18, and the account is current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
486905160 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
629817972 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
945862164 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  On
                                         1/XX/2018 Borrower called in with an escrow inquiry and a request for a monthly statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2012.  A motion for relief was filed 05/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
723577635 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The borrower verified their information and requested their year end tax statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
116796636 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                  property; identified   11/XX/18 Estate called, Adv account has not been SVR RL as of yet, adv pmt did go through 11/XX/18.  Also explained service
                  and documented         release.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
909456072 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                  closed                 Borrower made a payment in the amount of $2727.25.Borrower requested an escrow analysis to reduce his payment.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2016.  The dispute type is Verbal and the reason is Loss Mit
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing the fact that she was not qualified for a modification. The issue was addressed and no further communication regarding the dispute was noted.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
153188700 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
151194879 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Discuss loan status
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 02/XX/2018 FEMA Disaster FRR removed FEMA hold due to no damage. Does not specify type of disaster.

                                         Bankruptcy mentioned in comments for case XXX - not matching debtor
929548032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower inquired about a refinance and the call was transferred.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
994032228 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.  The previous chapter 13 case, XXXXXXXXX, was closed.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
914564028 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
229947984 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
226947303 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
546530672 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Spoke to Borrower and they committed to pay $2,855.59 on 02/XX/18 by phone.  Borrower also voiced concerns related to the total amount of fees due.  Discussed callers concerns and provided a grace period and payment breakdown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
324790032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Advised borrower to obtain insurance.  Went over escrow disbursements.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is current with payments.
591403344 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower called in and updated contact information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
306817224 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
361003896 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called in and made a payment and was provided with confirmation number. The borrower also requested payplan application.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
530887560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was advised that their loan was recast and the borrower inquired about current rate.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
418483260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: This loan was part of the Horn vs BAC class action lawsuit.
715671372 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
716508342 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
819372120 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Servicer contacted the borrower and the borrower made a payment in amount of $2418.45.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
806077440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
302189550 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower requested a late charge waiver and the servicer provided posting information and did not waive the late charge.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage reported.
631446849 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The further communication  borrower called in to customer service requesting information on reaffirmation process and was referred back to their
                  from mortgagor         attorney and submitted reaffirmation request.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputing credit reporting stating inaccurate information. The servicer reviewed the account and on 07/XX/2017 it was determined that the information reported was accurate as of date reported.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
126829248 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called the servicer and was transferred to the special loans queue.
                  [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Written and the reason is Escrow.
                  Servicer responded     The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from within 60 days and no  mortgagor.  The borrower expressed concern over their escrow account.  The servicer responded that old and new insurance further communication  plans were paid.  The old insurance was refunded and a check for the difference will be issued to the borrower.  An escrow
                  from mortgagor         review has been completed and will be sent to the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is in a FEMA disaster are due to a hurricane as of 09/XX/2017; no damage reported.
432982680 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The
                  property; identified   borrower called to discuss total amount due for payment.  Borrower is deceased and Executor/Heir exists to dispose of
                  and documented         property; identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
182976780 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The servicer spoke with the borrower and provided principal balance information and loan terms.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
238734468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Spoke with borrower and advised of QC failed results. Borrower stated will have document fill out and sent back.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
723120636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The servicer called and spoke with the borrower and advised that the trial closed as offer was not accepted. The borrower stated
                                         did not accept the offer because it did not save anything and wasn't worth it.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
415498446 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
831347328 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 11.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2013.  The cram down terms are as follows: Principal balance from $125,834.57 to $105,000.00; P&I from $640.60 to $579.81; interest rate from
                                         3.25% to 5.250%; maturity date from 09/XX/2035 to 12/XX/2043; term from 360 month to 459 months and remaining term from 281 months to 360 months.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
614374152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
487025112 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in and  informed of their commitment to pay $71.63 on 09/XX/2018 by Web.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: This loan was part of the Horn v BAC class action lawsuit.
965383692 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  On
                                         4/XX/2016, the servicer called the borrower and stated it was only a courtesy call as the account is current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
168942396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
168472584 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  further communication  Borrower called on 12/XX/18 to obtain the current balance, next payment due, escrow balance, and to confirm the payment was
                  from mortgagor         received.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the delinquent credit reporting and the servicer researched and changed the delinquency dates.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
918422484 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         6/XX/2018 Borr advised that once financials are gathered, he would call back.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2009 and there is no evidence of reaffirmation.  According to commentary, Chapter 7 Bankruptcy was discharged 9/XX/09 and closed 10/XX/09.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
620475180 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
588664440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Most recent conversation with borrower was borrower calling regarding escrow overage, current payment due and interest rate.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
983211669 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called in about total amount due
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
676639236 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                  property; identified   Most recent conversation was with Estate of Borrower - Requesting to add executor of estate and stated has faxed in proof
                  and documented         numerous times.  Borrower is deceased and Executor/XX/12/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
212674896 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
788202328 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The authorized signed called in to inquire about the difference between pay plan and bill pay.  Borrower is deceased and
                  [1] Mortgagor Deceased Executor/XX/21/2010.
                  - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                  and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: This loan was part of the Horn vs BAC class action lawsuit. The property is located in a FEMA
                                         Disaster Area due to Hurricane Irma in September 2017. No property damages were reported.
889144200 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called in and made a payment in amount of $783.30 and requested loan history from 10/XX/2017 to be mailed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to Hurricane Irma declared in 09/2017.
745271772 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
171382860 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called to make a promise to pay on 04/XX/18 because they started a new job and need to wait for their first paycheck.  Short term and long term options were discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2007.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2007 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
554158248 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: This loan was part of the Horn vs BAC class action lawsuit.
737214996 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called in to discuss the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
309026340 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
567392952 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
408306612 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Notes indicate that borrower called to go over regular documentation and verified additional information and provided the account number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
708439149 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
348500544 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in and was advised of total amount due and agent asked for payment. The borrower provided a 24 hour authorization for a third party. The third party stated that the escrow shortage was paid to avoid payment increase and paid the normal payment last month but did not cover the total monthly payment due to increase. The call was transferred to customer service wherein the borrower made a payment in amount of $1920.43 and was provided with the confirmation number.
                                         The agent analyzed the account and ordered a monthly statement and changed the reserve requirement and completed the escrow analysis. The borrower stated will contact back to make sure servicer has new taxes with exemption to analyze the account again to what is should be and not with the higher tax amounts.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
306297432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called in to speak to the claims department regarding the inspection.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
454884507 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         During the review period, the borrower would call in periodically to make payments and to obtain general account information.  The most recent contact was on 9/XX/18, when the borrower called in to make a payment.  Performing loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2011.  Converted fro
                                         Chapter 13 to Chapter 7 on 8/XX/12.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
838172332 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The further communication  borrower spoke to the servicer about their account.  The property is tenant occupied.  The servicer noted the RFD as short
                  from mortgagor         term with no other detail.  A payment for $1279.11 was set up for processing on 9/XX/18.  The borrower indicated they were interested in PayPlan and servicer provided IVR contact information.  They were advised of short and long term options.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Written and the reason is Disputing modification funds.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower appears to be disputing principal balance funds that appear to be deferred due to modification (not bearing interest).  The servicer advised that the terms of the modification were in the agreement that the borrowers executed and they should refer to this agreement.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
453238632 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.
                                         Borrower requested general account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
201379416 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
454629056 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The agent read the borrower the fax disclosure and the borrower agreed to proceed with the fax.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
611407694 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On
                  property; identified   11/XX/2018 the borrower spoke with an agent and set up a payment for $1166.77 for that day. The agent processed the payment
                  and documented         and provided the confirmation number.  Borrower is deceased and Executor/XX/07/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
644362152 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Last spoke to authorized 3rd party when they called in to ask for a reinstatement figure on the loan. Borrower was able to reinstate the loan and no further delinquents on the account
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
871191384 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  closed                 12/XX/2018 Commentary states Borrower called and made a promise to pay.  Borrower was advised of Modification and declined.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  11/XX/2018 Commentary states a dispute was reviewed. The account status, payment rating and account history was verified. There were no finding, issue resolved.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 11/XX/2018 Commentary states a dispute was reviewed. The account status, payment rating and account history was verified. There were no finding, issue resolved.
186595332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
461897602 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
752308956 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
619975200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
263054736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
653748396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower informed of their commitment to pay $1475.76 on 08/XX/2018, and was advised of available short and long term treatment options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
718682412 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Borrower called in for status of account and agent discussed increase in escrow payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
496280148 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
909885900 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower completed EHLP Program as of 5-12-14
382157076 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
991913076 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
266293440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  the customer called and stated that there are some loose shingles, and that the income/disability has not started yet. The customer was transferred to customer service for the roof related issues.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
109956000 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
900449874 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Most recent conversation with borrower was borrower going over payment posting.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
432986697 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
642822768 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
563894352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
993761208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On
                                         04/XX/2018 the borrower spoke with an agent and updated their phone number and reviewed the status of the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2011.  The proof of claim was filed 02/XX/2009.  A motion for relief was filed 06/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
393522528 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower promise to pay $100.00 on 02/XX/2018 and $1,471.01 on 02/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
979997844 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
706987092 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Borrower called to make payment and update contact information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
948580246 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 12.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2011.  The cramdown was completed on 11/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
236525352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower transferred to property claims queue.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
379558116 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower updated the contact information.  The loan history was requested to be mailed with dates from 08/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
467512920 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
414843996 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
616816612 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
487524912 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
804168204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
864394104 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
608246604 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called because they are set up for auto payments but they past 2 payments had not come out.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
767602836 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
425544874 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
199380216 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  On
                  closed                 1/XX/17 Lender called Borrower and asked for payment, Borrower expressed dissatisfaction regarding collections, and advised that due date should be the 10th, and that this was set up when the mtg was set up.  Borrower didn't want to answer other questions about the account.  Lender transferred call to customer service regarding the due date.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Verbal and the reason is Billing
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  During a 1/XX/17 outbound call Borrower stated due date should be the 10th. The representative transferred the call to customer service to further discuss the issue. Does not appear that a resolution was made.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
814604028 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Borrower called in stating that the normal payment was mailed in, the check was cancelled when the bank could not locate the check. This resulted in a return payment fee of $20.00.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
320491752 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose
                  property; identified   of property; identified and documented.  The date of death is unknown.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
552978720 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called to have payment reversed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
196011564 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                  closed                 Borrower had general questions regarding the account. Servicer provided information as well as long and short term options.
                                         Borrower stated wheen the next payment would be made.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Verbal and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed credit report. Servicer reviewed and completed on 060716
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Reviewed Keywords no updates required. Only updated most recent comment date
776664636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
944675523 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower contacted the servicer to order a monthly statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
802169775 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
153198696 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called on
                                         02/XX/2018 and was transferred to the assumptions department. No further information was provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property is located in FEMA disaster area as of 09/XX/2017, but no noted property damage.  Borrower is current with payments.
333986598 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
575524872 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
236495364 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
949855005 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower updated the contact information.  The servicer provided basic insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a disaster area.  No property damage was cited.
612967382 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
427024578 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                  closed                 Discussed payment posting inforamtion, ans then transferred to special loans queue.  Escrow account set up on loan.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower stating account information is incorrect.  Researched and all information is correct no change made.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is current with payments.
580767600 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.
                  property; identified   Inbound call, spoke to borrower. Verified. Property is owner occupied. Advised TAD. Borrower stated already has mod on loan.
                  and documented         Borrower is deceased and Executor/XX/08/2011.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
651059472 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         BORROWER WANTS TO DO A REFI INSTEAD OF A MOD.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
613324572 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called to confirm principal payment applied correctly.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
907039287 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to request a copy of how much principal and interest has been paid for the year. Transferred the borrower to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Hurricane(Irma) comments noted on 3/XX/2018, however; there was no evidence of any outstanding property damage on file.
332976756 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         08/XX/2018- Borrower called in -home is owner occupied- rep advised of short and long term options- called to confirm payment processed... 08/XX/2018- Borrower called in to check status of account-  rep offered repayment plan and modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
449570068 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
678638436 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Customer provided with principal balance, payment received, next due information, interest rate provided, and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma declared 09/2017.
103188708 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Borrower requested assistance and stated was in the process of gather financial documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
485145864 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/22/2009.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
513794400 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Comments show borrower called regarding loan status and payment. Comments show a non sufficient funds check was discussed and servicer advised borrower to call his bank.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
122895084 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called and completed pay by phone for $1333.70 dated for 9/XX/17
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
133926408 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/28/2011.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
422810808 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
914287106 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called to find out why their payment increased.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
764833944 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower contacted to confirm receipt of financial packet. Borrower confirmed and stated would send information once all they have all documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
952609440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
943561250 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
221971176 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
430946901 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
355085796 2       [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  requested within the   PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Borrower called in to confirm payment amount.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
510488946 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
447075288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Loan is currently performing and has been for the scope period of 10/XX/2015 to 9/XX/2018. Last Borrower contact was
                                         2/XX/2016 when Borrower called to discuss escrow account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.
                                         ADDITIONAL INFORMATION: NA
832903386 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower made a scheduled phone payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
531313716 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
678622131 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower contacted the servicer to request a loan history be faxed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
411383544 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower paid the payment shortage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
719571216 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
798460146 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is current with payments.
983456460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The servicer received an internet inquiry regarding making payments with credit cards. The servicer advised that they do not accept a credit card payment at this time.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2008 and there is no evidence of reaffirmation.  A motion for relief was filed 08/XX/2008.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
556977123 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
697091052 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
942642792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called to check if reinstatement funds of $23,968.14 had been received. Servicer informed the borrower that the funds were received on the 26th and additional certified funds of $ 2676.94 was needed. Agent provided the borrower with information to send additional funds via certified mail. Borrower verified property is owner occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
637416252 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Borrower requested for the due date to be moved. Borrower stated that they receive their income on the 3rd Wednesday of each month and wants to avoid late charges. Borrower also stated that the spouse passed away and income was lost due to it.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
843715626 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
922091016 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower called in stating will make two payments in the month of November.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
414943956 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower called with an inquiry.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
604619052 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower was informed of trial payments and that they must be submitted by certified funds. Borrower lives in UK; property is tenant occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, damages noted.
203479651 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  On
                                         11/XX/2017 the borrower spoke with an agent and was provided the principal balance information, the last payment received and next payment due, current interest rate and the escrow balance on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
430527720 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
930506940 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
364084308 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
616698324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         Borrower called to re-enroll in pay plan. Provided general information. Transfer homeowner to PayPlan Verification queue.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
653568468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On
                                         02/XX/2018 the borrower spoke with an agent and updated contact numbers with them. The borrower stated would be making a payment of $1913.70 on 02/XX/2013=8 by phone. The borrower stated that they receive social security on the 28th but they normally make the payment the day after. The borrower wanted to know if the payment was made on 03/01 if the credit reporting would affect them. The agent advised the borrower to ensure it was made prior to end of the month.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
329508144 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
750699600 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Servicer called the borrower to follow-up on the account.  Servicer advised the borrower they have received the documents and were accepted.  The servicer advised the May payment was received on 04/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Hurricane comments noted on 6/XX/2018, however; there was no evidence of any outstanding property damage on file.
891623208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower gave authorization to speak with their spouse.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
542063088 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower spoke with the servicer about their account.  The servicer analyzed the account, sent their overage, and ordered a monthly statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
840725919 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 11.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.  $104000 @3.5% for 30 years.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
272410992 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
268642500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower was contacted on 11/XX/18 and may be interested in a modification.  The borrower scheduled the November payment and was advised that the payment should be posted by today to avoid a delinquent credit reporting.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
624100260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 11/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called in for account balance and stated that already made a payment.  Advised borrower payment was applied to principal.  Transferred to customer service for additional assistance.  Borrower also stated they have not received a statement in 6 months.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
647274108 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
845351724 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                  further communication  Servicer provided balance, payment, interest and escrow information
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputing reporting, servicer provided response
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
641403336 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower verified property is owner occupied and stated reason for delinquency was due to pay period. Agent asked for payment and the borrower made a promise to pay $879.66 on 06/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: The file was referred to foreclosure on 05/XX/2012.  The current foreclosure is on hold and the hold reason is forbearance/workout.  The next projected foreclosure step is sale.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
105867636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Notes indicate that borrower called upset that a late fee can't be waived as they have met the waiver limit. Agent provided borrower with additional information for a resolution.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 4/XX/2016-Evaluation Notice was mailed to borrower advising they do not qualify for mortgage assistance.
660005892 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called in and requested to speak with case manager
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
905877504 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The comments on 4/XX/17 indicate the borrower called in and stated they would call back. there is also an entry that shows the borrower made a payment through IVR on 4/XX/17.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
309416184 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
476524676 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The
                  property; identified   borrower called in and the servicer provided them with general information and transferred them to new loans.  Borrower is
                  and documented         deceased and Executor/XX/09/2008.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
678038676 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 01/XX/2019.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
370641684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
394531078 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
249730068 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  The borrower called in to inquire about general loan information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
624187575 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower stated the account payment history was incorrect.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
353344662 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
986735148 3       [3] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Not clear or no      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  information on         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                  executor/heir          Confirmed mailing address is correct.  Borrower is deceased and Executor/XX/27/XX/26/2018 co-borrower is living, but borrower passed away.
                  [1] Mortgagor Deceased
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  and documented
908546436 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Borrower called to check on claim, check released for 3550.26.  No funds held, adjuster report received, as of 03/XX/30/17.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
790373724 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called on 09/XX/2018 and made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property Claim for damage was closed with no funds held over on 01/XX/2018 per comment found on same day.
792242976 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called and updated contact information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
103728492 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The
                  property; identified   borrower called advised the borrower payment will be back dated so late fee will be removed.  Borrower is deceased and
                  and documented         Executor/XX/15/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
593071362 3       [3]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                  unresolved and no      Evaluation notice was discussed with the borrower.  The borrower requested compensation of fees associated with their indication covered by  account because they felt the servicer did not handle procedure appropriately.  Borrower was provided with the address for
                  insurance              general correspondence.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Loan
                  [1] Verbal Dispute -   handling.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower
                  Servicer responded and was disputing the overall handling of the loan.  The borrower was disputing the loan not being set up in a disaster
                  appears issue is       forbearance and went into foreclosure.  The borrower stated is a hurricane victim and advised the servicer of damage from
                  closed                 09/XX/2017 through 01/XX/2018.  The reinstatement numbers were incorrect and requested multiple times.  The borrower stated
                                         the servicer did not help and felt tortured due to having to deal with it alone. The borrower considering filing a complaint.  The issue was escalated.  A follow up call on 05/XX/2018 advised the borrower of the refusal of the offer for disaster forbearance on 09/XX/2017 due to being unsure if could pay back the amount.  The borrower was unhappy with the failure to send the foreclosure notice and the reinstatement process.  The borrower wanted a refund of $485 for the inconvenience.  On 05/XX/2018, the borrower was advised unable to reimburse any funds. On 06/XX/2018, the borrower continued
                                         to request fees be refunded due to not following procedure.  The borrower was provided the general correspondence address.
                                         No further dispute activity was noted.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower reported water damage on 09/XX/2017 due to Hurricane Harvey and noted relatively little damage.  The borrower stated on 04/XX/2018 that the home was damaged in the hurricane.  The details of the damage and status of repairs was not provided.  There is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Harvey and noted on
                                         08/XX/2017.
549660048 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower called regarding notice of amount due.  Borrower was advised that amount included fees related to foreclosure in
                                         2011 and 2012.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
199640112 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower scheduled a payment.  The servicer provided the fax number for the HAMP recast agreement.  The Recast was completed on 01/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
666426688 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
173090736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
967983192 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  On
                                         12/XX/2016 the borrower spoke with an agent regarding their escrow and their new interest rate.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
777908712 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                  further communication  09/XX/2017: Borrower called in seeking relief.  Servicer discussed special forbearance offer and terms and advised borrower
                  from mortgagor         to check in monthly to see if there are any updates.  Also stated could review for all options with limited document collection. Customer stated is not interested at this time and will call back at the end of this month if there is an update.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit reporting dispute
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
117856424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
745311756 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
456144381 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to make a payment and was provided a confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Claim funds were received for unspecified damages in the amount of $8393.47.  The funds were endorse and released to the borrower on 08/XX/2016 due to the account being current at the time of the claim.  No further claim activity was noted in the commentary and there is no evidence of an inspection being needed to close the claim.
226119516 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called and was provided general information
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
700299912 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called advised default advised the borrower to provide pay stubs to prove hardship advised mod is not guaranteed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
758256576 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
760955496 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
215588439 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Borrower was advised of the increase in escrow payment and hung up in the middle of explaining why the increase.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
304478160 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
434086587 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
716371344 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
973900284 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 08/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is Chapter 11.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
916733160 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         $855.64 PAYMENT WAS PROCESSED EFFECTIVE 8/XX/18
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
280657692 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
175744844 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Discussed insurance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
984961494 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
462434952 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The
                  property; identified   borrower was provided basic account information.  Borrower is deceased and Executor/XX/18/2017.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
264743523 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
322021140 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
962844708 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower call in regards to documentation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
785151477 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
962494848 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The servicer contacted borrower who advised that he is no longer seeking loan assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
633496500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in for status of account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
892023048 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
864673992 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
932326920 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2009.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
210815640 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  [1] Damaged Exterior - REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  Active insurance claim FORECLOSURE: No evidence of current foreclosure activity.
                  and funds held by      BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  servicer with          LITIGATION: There is no evidence of litigation on the file.
                  indication of related  TITLE ISSUES: There is no evidence of title issues.
                  contractor bid         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A tree fell on the property
                  sufficient to cover    and damaged the deck on 10/XX/18.  The damage repair amount is estimated at $3,887.08.  Property repair is in process.  The
                  repairs                property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Hurricane Florence noted on 10/XX/18.  Damaged deck.
708796368 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
588044688 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         01/XX/2017- Borrower called in -home is owner occupied-called in reference to documents not received... 09/XX/2016-Borrower called in to confirm payment to be post to loan 09/XX/2016... 04/XX/2016- Called to be sure payment received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
494552100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called in to make a payment in the amount of $300, requested a late fee be reversed. Account transferred to a supervisor for review.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
281447376 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
863993592 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The
                  closed                 borrower called in and expressed concern about the bankruptcy that was previously completed. The agent advised that the bankruptcy department would be able to assist more with the account and transferred the call.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Verbal and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A third party called and stated the loan should be current. This was resolved with corrections made and a letter sent on 10/XX/2016.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
166133520 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower contacted the servicer regarding a letter received stating an inspection is needed; the servicer advised also need the adjuster's report and advised to fax it in.  Per the commentary the borrower received a check for $4,000 on 02/XX/2018 and one for $11,000 on 01/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments 09/XX/2017 reflect subject located in FEMA Disaster area for Hurricane Irma.
821501268 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
423390576 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
143662512 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
510365772 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
234176292 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Advised of insurance payment history, and basic insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
829344098 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called and wanted to know why a recast letter was sent.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2009.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
976529232 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Servicer provided general information,ordered 1098 form
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
333756444 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Spoke to borrower about increase in escrow payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is current with payments.
327818820 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Spoke to borrower called in to confirm got a late fee due to yesterday being a holiday. I advised no late due to yesterday being a holiday.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a natural disaster area.  No property damage was cited.
806729319 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The customer called in regarding workout options on the account. The servicer advised of options and the foreclosure status on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
219172296 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
330227856 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
135325848 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2012.
                                         Discuss loan status
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
696111444 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower contact on 02/XX/2017, inquired about inspection fee and payment posting for January.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
288162356 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called in to discuss partial balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
947081016 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
766593243 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
522680844 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called in to inquire about basic loan information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
385511445 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower verified their information and updated their email address.  They were advised of the delinquency of the loan and discussed loss mitigation option
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
769382124 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Borrower called in to discuss payment adjustment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
900369708 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Borrower advised collection activity will continue due to the account delinquency.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
487380504 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower gave verbal authorization to speak with a third party.  The representative spoke with the third party and provided
                  [1] Mortgagor Deceased the date of the mortgage and the number to customer service.  The borrower expressed dissatisfaction and is having trust
                  - Executor/Heir exists issues with the servicer.  The representative advised the customer that the servicer hopes that they are able to win the
                  to dispose of          customer's trust in the future with a phone pay at no cost.  The borrower will make a payment by 10/XX/2016.  Borrower is
                  property; identified   deceased and Executor/XX/31/XX/14/2017 reflects that the property was located in a natural disaster area.  No property
                  and documented         damage was cited.
172381020 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                  property; identified   Comments from 10/XX/2016 indicate servicer contacted borrower to follow up on perm modification documents. Borrower wanted
                  and documented         to confirm they are filling out the mod docs correctly. Comments from 10/XX/2016 indicate HAMP mod documents still pending from borrower.  Borrower is deceased and Executor/XX/05/XX/21/XX/ hers. The servicer reviewed account and confirmed the
                  [1] Written Dispute -  account.
                  Servicer responded     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  within 60 days and no  FORECLOSURE: No evidence of current foreclosure activity.
                  further communication  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  from mortgagor         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments indicate modification completed 1/XX/2012. Comments from 6/XX/15 indicate co-borrower has not passed away.
578762118 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
497860776 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower called to advise they were changing Home Owner Insurance companies.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
598360560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower called in for a status update.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
560477882 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower made payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
826929096 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called in to obtain a payment and escrow breakdown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
221931192 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Discussed payment posting information, fees applied and late charge. Late fee waived due to payment history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The comments dating back to 09/XX/2017 indicated the property was located in a natural disaster zone. No sign of damages.
732556737 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  The borrower contacted the servicer to request the misapplied funds from 08/XX/2015 for $19.33 be removed from principal and post $12.72 for unpaid late charges and the remainder of $6.61 to be applied to principal.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
852465900 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2009.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
510375768 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The representative updated the contact information, discussed the payment posting information, confirmed that the payment was received, and discussed the next payment due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
813634416 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
382663452 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called regarding fees on account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.  Discharged chapter 7
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA disaster area 09/XX/2017; damages repaired and final check sent in the amount of $2437.66 on
                                         05/XX/2018.
217522956 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Gave verbal tax figure.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
661515288 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Customer informed of when the next payment is due. Customer confirmed insurance received. Customer advised due to health reasons they would not like to get calls advising they are late.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
527078916 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
291750822 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
796691196 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
213684492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower was contacted 3/XX/18 to ask for a payment.  Borrower committed to make a payment of $1,386.78 at a bank branch.
                                         She was advised of long and short term options , but made no decisions.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
396670329 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
117582948 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
188884416 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
642825711 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On
                  closed                 9/XX/18 Borrower called Lender.  Borrower stated in 2011 or 2012 the loan went to modification, that in the process the house was sold at auction, but that the sale was rescinded.  The Borrower wants the foreclosure on the credit report to go away.  The customer service department at the Lender is researching.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Verbal and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 9/XX/18
                                         Borrower called Lender.  Borrower stated in 2011 or 2012 the loan went to modification, that in the process the house was sold at auction, but that the sale was rescinded.  The Borrower wants the foreclosure on the credit report to go away.  The customer service department at the Lender is researching.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
307746852 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The borrower called in to make a payment and requested an escrow breakdown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
363544524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Servicer requested  $1082.00 dated 02/XX/2018 moved from the borrower's escrow account  and the funds moved to 02/XX/2018 payment.  Servicer advised the payment will be back dated and late fees moved.  Borrower stated the HOA is fraudulent and has a letter from the attorney general stating such.  Borrower stated that back in 2011 the servicer was to remove the HOA fee would be removed from the loan and it is still on there.  Borrower stated will be contacting the attorney general.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
470281188 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
684381555 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Payment processed and confirmation number provided
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
626439324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
580987512 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2013.
                                         welcome to made to borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
117393024 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called on 08/XX/2018 to discuss the payment history for their property insurance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The comments dating back to 09/XX/2017 indicated the property was located in a natural disaster zone. No sign of damages.
701949108 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called on 04/XX/2018 to update their contact information and request another 1098 tax form.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
900299736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
449190252 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  the borrower called in and the agent provided the monthly payment amount. a payment was also made.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
983660652 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The further communication  customer complained about emails being sent and requesting them to stop. The servicer reached out to customer servicer in
                  from mortgagor         regards to the issue in hopes to have them stop.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2016.  The dispute type is Written and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the previous account and payment history on the account.  the account was reviewed and modifications were made to the account.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
863634408 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Most recent conversation with borrower was borrower requesting fax number for insurance company.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
892642800 1       [1] Environmental      LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged Interior -     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Active insurance claim BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  and funds held by      Confirmed reason for default is short term.  Call informed of a commitment to pay $718.47 on 12/XX/2018 through the website.
                  servicer with          Executor of the estate stated they will make a payment by December 31st.  Customer not interested in payment assistance at indication of related  the time. Long and short term payment assistance was provided.  Borrower is deceased and
                  contractor bid         Executor/XX/22/XX/14/XX/30/XX/26/XX/23/2018, the borrower was concerned because the work was not yet completed. The status
                  sufficient to cover    of repairs was not provided and there is no evidence the asbestos issue was resolved.  Property repair is in process.  The
                  repairs                property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
                  [1] Mortgagor Deceased
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  and documented
820205926 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called in to update contact information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
702299763 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 08/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The servicer called and spoke with the borrower and reviewed the modification decline. The borrower advised not interested in selling the home.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2007.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2007 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
598650444 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
115623732 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Agent informed borrower of collection calls, credit reporting and late charges to continue. Borrower conducted payment of
                                         $1144.23 online.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
667073064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
735386454 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Provided end of the year statement information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
709176216 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2012.
                                         Spoke to authorized 3rd party wanted status of the modification. 3rd party was advised waiting on borrower to make final trial payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
787065048 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower made a payment.
                  [1] Verbal Dispute -   EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Verbal and the reason is Loss Mit
                  Servicer responded and Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower
                  appears issue is       disputed the income calculations. This was denied and the dispute resolved.
                  closed                 REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         9/XX/2017.  No damage was reported.
623280588 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2010 and there is no evidence of reaffirmation.  Comment dated 10/XX/2010 Bankruptcy Chapter 7 Filed
                                         02/XX/2010 Discharged 05/XX/2010 Closed 10/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
591713220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Updated pay plan bank account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
188684496 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         03/XX/2018: borrower called and wanted to know why her credit wasn't reporting.  Servicer advised that it was tied to a prior bankruptcy and the call was transferred to the bankruptcy department.  Loan current at time of call, therefore no programs/XX/29/XX/01/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
557926740 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
593362560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
472730832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
573377064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The customer called in to confirm payment was received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
632533468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called in and a payment was processed in the amount of $873.29 effective 2/XX/18.  There was a payment reversal on the 23rd due to insufficient funds. Borrower will contact bank regarding payment reversal.  Recommended late fee to be waived per excellent pay history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
700349748 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Per Notes: 07/XX/2009- Previous BK- Chapter 7- Filed: 06/XX/2009 Case# XXX- Discharged: 10/XX/2010
465223836 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower called in and disputed the fees on the account and stated that they paid all fees off when the account was
                                         modified.The agent advised the borrower that they would need to speak to customer service about the fees, and provided the phone number. The borrower also made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was located in FEMA disaster area for Hurricane Irma 9/2017, no property damage was noted.
374185032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
964913880 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
768212592 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower contacted the servicer who advised the borrower the adjuster's report was needed.  Per commentary 10/XX/2017 the repairs have not been completed but once complete the borrower will call back.  The comments indicate on 08/XX/2017 to release all funds to borrower as it meets the under $20k guideline and the account is current, the servicer endorsed the check for $14,296.86; the details of the loss or date of loss were not listed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
704078256 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
609416136 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: 9/XX/2017 Natural disaster relief flag placed, does not specify Hurricane, but state affected by
                                         Hurricanes in that time frame, no damage noted.
624510096 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
111475392 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
466613280 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called in with questions regarding the modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
933636396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Comments from 9/XX/2016 indicate servicer processed phone payment and transferred borrower to customer service to waive late fee.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
                                         ADDITIONAL INFORMATION: Comments indicate modification completed 1/XX/2013.
265296930 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Borrower completed pay by phone for $422.81
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: It appears loan modification was completed prior to scope review dates.
                                         Updated most recent comment date, last borrower contact date and Keyword tab.
795191796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
864993864 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 08/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                  property; identified   Executor/XX/14/XX/26/XX/Administrator XXXXXXXXXXXXXXXX for the estate of the deceased borrower.
                  and documented
978972093 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Notes indicate that borrower called to speak with the legal department about getting the title to the property with their name on it. Evidently when property when into foreclosure, their name was taken off. With the borrower wanting to sell the property they were wanting to speak with legal department for a resolution. No notes in file as to the eventual resolution to this issue.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
211935192 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
181083776 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
358016736 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         09/XX/2018 -- Borrower called - verified account information - processed phone payments in the amount of $1300.00
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
252914706 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
264489420 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Borrower called to make payment on account.
                  [2] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Credit
                  Servicer responded     Reporting.  The dispute is not resolved and the status indicates Servicer responded within 60 days and mortgagor still
                  within 60 days and     questioning servicer.  Claims true identity fraud account opened.
                  mortgagor still        REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  questioning servicer   FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
319568040 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
547011108 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower wanted to update mailing address due to being out of state for 6 months. Borrower also stated that payment was mailed in but was not posted to July's payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
967403250 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
704927916 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
596301384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower contacted the servicer regarding the HAMP Recast Letter received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
911258865 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
288951102 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
375502446 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
206608670 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called to advised haven't received December statement also wanted to confirm payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
227828832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
460507880 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called in to get the fax number for the insurance department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
613818612 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                  [1]                    Received letter for inspection work is not completed 100% maybe 75% stated. Advised to call us back once work is completed.
                  Damaged/Occupied/FEMA  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  Zone - Active          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  insurance claim and    FORECLOSURE: No evidence of current foreclosure activity.
                  funds held by servicer BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  with indication of     LITIGATION: There is no evidence of litigation on the file.
                  related contractor bid TITLE ISSUES: There is no evidence of title issues.
                  sufficient to cover    PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower
                  repairs                called in on 10/XX/2017 to request a branch endorsement for damages from Hurricane Irma.  Claim funds in the amount of
                                         $16994.27 were received and sent out on 11/XX/2017.  The borrower called in on 01/XX/2018 regarding the inspection letter and stated the repairs are about 75% completed.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $16,994.27.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
850065996 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
813487270 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
406527324 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  CRM
                  [1] Written Dispute -  contact borrower in regards to credit report. After agent provided outbound mini miranda, privacy statement and fully
                  Servicer responded     verified borrower, he provided his contact information and office hours. Borrower had concerns regarding credit reporting within 60 days and no  update, letter was received regarding credit reporting correction decline.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the credit reporting and requested to have the account corrected.  The request was denied due to a payment being received late.  The borrower continued the dispute on 08/XX/2018 and a copy of the payment history was sent to the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
643422528 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The
                  [2] Property is        borrower called for general information and to updated the contact information.
                  located in a FEMA      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  disaster area.         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         9/XX/2017.  No damage was reported.
910885500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
136805256 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower called in to discuss the account and the increase in escrow.  The servicer advised of the escrow shortage and provided a payment and escrow breakdown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
366803220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
235515756 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower called 7/XX/2017 to discuss the payment increase and was advised the insurance was paid twice and to seek a refund from the old insurance company to be applied back to the escrow account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
788844336 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
673192674 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower call in regards to the interest rate.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
767822748 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
462897402 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
                                         ADDITIONAL INFORMATION: NA
595881552 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2012 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
873090624 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The bankruptcy was dismissed on 09/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
844215570 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2013.
                                         Discuss loan status
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
556637256 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called on 06/XX/2018 and discuss general information regarding their loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
636074556 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/13/2017.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
955327716 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
929717964 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Spoke with borrower in regards to current account status, and discussed payment posting information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
268182684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Called the borrower who made a payment. Borrower thought was setup on automatic payment plan. Advised customer service can fix payment plan call transferred.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
831287352 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 9/XX/2017 Natural Disaster Relief flag place, does not specify Hurricane, but state affected by
                                         Hurricanes in that time period, no damage noted.
869686028 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Most recent conversation with borrower was borrower calling in to discuss amortization options, and discussed Pay Plan
                                         Options. No 30 day delinquencies noted.  Loan is performing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.  A motion for relief was filed 08/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
224610120 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 08/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower called to request a Payplan application and was advised how to set it up.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017. No property damage was reported.
347790828 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.  Discharged Chapter 7
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
203838432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower was provided the total amount due and informed of NOI and expiration date of 09/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
538862206 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called in about payment amounts and was advised loan has ARM. Call transferred to SPLS
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
360395784 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  On
                                         4/XX/17 Borrower called to make a payment by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
828648408 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in returning call and advised he is not seeking any type of mortgage assistance. He is late on a monthly basis because how his payroll is set up, but never 30 days past due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
463307320 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Borrower called to obtain copies of the end of year tax statements for 2012, 2013 and 2014.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
195261864 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower called to inquire about Dodd Frank Mortgage and wanted to know if  the second set of documents needed to be mailed back.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
736145424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower stated was working on gathering the documents for the modification assistance requested but the agent advised the loan was in current status.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
175729680 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
493692444 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
402219540 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
186395412 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 03/XX/2014.  The proof of claim was filed 03/XX/2012.  A motion for relief was filed 03/XX/2014.  Bankruptcy
                                         Received: 11/XX/2011
                                         Bankruptcy Closed: 03/XX/2014
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
160775664 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
980853790 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.
                                         ADDITIONAL INFORMATION: NA
278068728 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower payment in the amount of $660.85 drafting on 01/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
809146212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called to make a payment by phone. Unable to process through automation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
134446200 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2018.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2018 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
519482124 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower spoke to the servicer and was provided payment and escrow breakdown, provided escrow balance, discussed escrow shortage, discussed increase in escrow payment, provided escrow phase, and discussed escrow overage check.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
606847164 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in and stated they they made the check out in the wrong amount, made a payment for the difference and wanted the late fee to be waived.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
278994190 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The
                  property; identified   last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Provided fax number to
                  and documented         homeowner for requested department. Provided general information.  Borrower is deceased and Executor/XX/26/2011.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
322780836 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
487314996 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
552548892 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.
367362996 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
245551740 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The agent processed a phone payment for the customer and provided them with a confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
432666864 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  The borrower requested the fax number to the insurance department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
347370996 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called on 10/XX/18 to understand the modification and the process.  The borrower was advised that the permanent documents were under review and that the negative credit reporting should not have occurred when the disaster modification was in place.  The unpaid balance and its calculation were reviewed.  Borrower did not believe that the credit would be updated after the modification was completed and advised would be calling back.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA natural disaster flagged from 09/XX/17 to 10/XX/2017 due to hurricane.
373480548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in and the call was transferred to bankruptcy /XX/05/XX/18/XX/18/XX/02/XX/25/XX/13/XX/01/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
272389104 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
243935604 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         06/XX/2018 -- borrower called - verified account information - phone payment made in the amount of $1911.51
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
150039960 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                  [1] Mortgagor Deceased EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  - Executor/Heir exists REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  to dispose of          FORECLOSURE: No evidence of current foreclosure activity.
                  property; identified   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  and documented         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
910755552 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Outbound call, spoke to borrower. Verified. Property is owner occupied. Provided Mini Miranda,Privacy statement, TAD.
                                         Discussed long and short term options. Borrower wants to combine loans and see the quickest way to pay off mortgage.
                                         Provided number to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
766563252 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The borrower called in about the recast agreement that was received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.
705307764 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
950119800 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         outbound call to borrower to collect past due payment on account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
524855008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
912754752 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Borrower called to confirm receipt of payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
685471446 3       [3]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Damage remains  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  unresolved and no      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  indication covered by  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  insurance              FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A comment dated 12/XX/2017 reflects that the borrower had damage due to the Hurricane.  On 02/XX/2018, the borrower wanted a HELOC to repair damages to the property.  The details of the damage and status of repairs were not provided. There is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
600609660 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The
                  property; identified   last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in
                  and documented         regarding payment research on account.  Borrower is deceased and Executor/XX/24/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
105147924 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
373265332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower contacted the servicer regarding the escrows, the servicer analyzed the account, changed the reserve requirement and ordered a monthly statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
976264708 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower advised she is working with Keep Your Home CA and called to request modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2015 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
804267828 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The customer called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane Irma in September 2017. No property damages were reported.
867343257 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Provided explanation for fees due. Processed payment and waived fee.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
815158476 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
440021978 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
929598012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
439883976 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The customer called in to inquire about assumptions. The borrower was transferred to the correct department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
797580843 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower states that he will drop off a payment of $1588.71 at the branch. also discussed non interest bearing loan forgiveness
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
540823584 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
586395348 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower was provided the mailing address and the required documents for processing the file claim endorsement check.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
808176600 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
554937936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The servicer advised the borrower of the total amount due, negative credit reporting, and late fees.  The servicer advised that collection activity will continue up to foreclosure.  The borrower made a commitment to make a payment by 01/XX/2018 online.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
516843180 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                  property; identified   Authorized 3rd party called in to make payment  Borrower is deceased and Executor/Heir exists to dispose of property;
                  and documented         identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
144252276 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The borrower called in and advised would like to opt out as decided to get money from pension and will be able to continue making payments at this time. The borrower stated received a letter saying payment is late and the agent confirmed with the borrower that the last payment posted on 03/XX/2016 and advised account is current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
318262644 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                  property; identified   Servicer advised the borrower of the Notice of Intent expiration date of 07/XX/2017.  Servicer advised the loan is in
                  and documented         foreclosure.  Borrower made a promise to pay in the amount of $6127.53 effective 02/XX/2018.  Borrower is deceased and
                                         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
933962640 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Most recent conversation with borrower was general documentation call.  Loan is performing
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.  A motion for relief was filed 11/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
667572864 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
234763038 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Borrower called in to pay their homeowner insurance and request to have a late fee waived
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
392372988 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Borrower made a payment.  Also discussed statements.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
794642016 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2009 and there is no evidence of reaffirmation.  Discharged bankruptcy
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
558446532 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
195411804 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         10/XX/2017 inbound call, advised borrower of total amount due, borrower commitment to pay $1543.36 10/XX/20174
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 11.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
405968790 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017.
179068344 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         11/XX/2017: caller expressed dissatisfaction regarding billing/payment.  Servicer escalated to appropriate department.
                                         caller stated the payments made should have covered November but they were misapplied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
857536848 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2011 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
483376572 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Retouch review: updated most recent comment date and loan status updated to performing.
                                         No changes to Keyword tab
330166981 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The customer called in to make a payment of $1717.43.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
244761038 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in and made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Per the payment history the borrowers 02/XX/2018 payment is reflected as being received 03/XX/2018;
                                         however, the customer servicer notes reflect an IVR payment of $1,742.96 being made on 02/XX/2018.
129368232 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower was contacted 9/XX/2017 to discuss the three month Special Forbearance given to the borrower because of the impact of Hurricane Irma.  Borrower was advised past due amount would be due at the end of the Forbearance period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
470635854 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Comments indicate modification completed 2/XX/2010.
442762824 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The agent discussed the payments posted with the borrower and the next payment due date
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
718382532 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called from 9/XX/2017 to 9/XX/2017 to discuss the Special Forbearance (SFB) payments due to Hurricane Irma. The SFB was scheduled for 3 months to begin October to December and the account will go back to normal servicing as of January
                                         1,2018.  Borrower called 12/XX/2017 and stated will be able to make the payments at the end of the SFB, but will need a
                                         Modification (MOD) for the 3 deferred payments to be added back to the loan.  Borrower called 1/XX/2018 needing assistance in making a payment of $1108.04.  Borrower called 1/XX/2018 regarding the approval for the trial agreement and was not satisfied with the  amount granted.  Outbound call to the borrower on 2/XX/2018, borrower requested to pay one mortgage payment of $1108.04; payment processed. Borrower also requested repayment plan and was advised the loan would have to be 90 days pass due.  Borrower wanted to discuss workout
                                         options/XX/1/XX/6/XX/19/XX/28/XX/28/XX/30/XX/4/XX/23/XX/8/XX/17/XX/15/XX/13/XX/23/XX/29/XX/10/XX/16/XX/13/XX/14/XX/13/2017.
                                         No damage was reported.
750169812 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.
643262592 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
252538944 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  the customer called for assistance and was was provided a 3 month forbearance option
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
126769272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
185565744 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The loan status is current and performing.  The borrower called to make a payment on 07/XX/2017. On 01/XX/2017 and 03/XX/2017 the borrower called and payments on the account. The borrower called to make a payment on 08/XX/2016 in the amount of
                                         $892.89 effective on 08/XX/2016. On 06/XX/2016 the account was noted, failed proactive streamlined modification review due to less than 3 months delinquent. on 06/XX/2016 the borrower called and requested to pay into the escrow account to keep the mortgage payment down. on 03/XX/2016 the borrower called and requested reinstatement amount, the servicer verbally provided reinstatement figures.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.  Comment dated 02/XX/2011 Bankruptcy Chapter 7 Filed
                                         06/XX/2010 Discharged 09/XX/2010 Closed 09/XX/2010
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
484286208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
827159004 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The
                  [1] Verbal Dispute -   borrower called in to make a payment and was transferred to customer service to dispute fees.
                  Servicer responded and EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Verbal and the reason is Fee
                  appears issue is       Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Notes on
                  closed                 09/XX/2018 stated the borrower would be transferred to customer service to dispute fees. Customer service reviewed the fees assessed and no further action was taken.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
239902010 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The customer called in to request mortgage assistance and was advised account was current. The customer stated will call back to give financial information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
569632056 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                                         Went over Modification terms with borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is current with payments.
530097876 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Advised of foreclosure status and sale date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
100129932 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                  [2] Property is        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  located in a FEMA      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  disaster area.         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.
848980272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
527428944 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
436625283 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
989160432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
926139396 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower indicated does not want to receive calls when the loan is up to date and advised would go to a legal agency due to being harassed; the servicer advised the borrower that a statement requesting a cease and desist could be submitted and the borrower disconnected the call.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Comments 09/XX/2017 reflect subject located in FEMA Disaster area for Hurricane Irma.
805057848 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                  property; identified   Most recent conversation was with the Estate of deceased borrower. Regular documentation discussed.  Borrower is deceased
                  and documented         and Executor/XX/20/XX/25/XX/16/2014 reflect the estate executor which is still active on the loan.
195301848 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called borrower making payment and also wants to pay some fees took epp 09/XX/2018 In the amount of $1,950.00 offered long and short term assistance also wants ACH or IVR, borrower wants forms.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
656427324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
840623616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
707386932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
149240146 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in with questions about the escrow on the account and was transferred to the customer service department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
886031388 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Notes indicate that borrower called to have second Dodd/XX/26. Agent advised they would follow up with them regarding the form, provided contact information and hours of operation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.  A motion for relief was filed 06/XX/2012.  Bankruptcy
                                         Received: 2/XX/2011
                                         Discharged without Reaffirmation: 7/XX/2011
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
418062708 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
115018497 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
380607696 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called in and spoke with agents and requested to be transferred to the property claims department. The agent
                  [1] Damaged Interior - transferred the call and it was disconnected while being transferred.
                  Active insurance claim EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and funds held by      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  servicer with          FORECLOSURE: No evidence of current foreclosure activity.
                  indication of related  BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 13.
                  contractor bid         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was
                  sufficient to cover    dismissed on 09/XX/2010.
                  repairs                LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  An insurance claim check was received on 06/XX/2017 in the amount of $13,500.00 for water damage to the property due to busted pipes and water leaks.
                                         The check was noted as endorsed at the branch on 08/XX/2017. Endorsement inspection letters were sent out on 09/XX/2017. The borrower called in on 11/XX/2017 to be transferred to property claims, no details were noted.  The status of repairs were not provided.  The damage repair amount is estimated at $13,500.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017.
554344560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.  Comments from 5/XX/2013 indicate bankruptcy discharged without reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments indicate modification completed 9/XX/13.
271341420 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower was provided the amount due on the loan and wanted to make a payment in the amount of $2,477.27. Borrower was transferred to customer service to assist further.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
801519264 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
885815532 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower provided the fax number to insurance department and the mortgagee clause address for insurance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
726579252 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The
                  property; identified   last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The customer called to
                  and documented         get their insurance information and advised that they didn't know when they'd be able to make a payment.  Borrower is deceased and Executor/XX/02/2009.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
267492964 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.
                                         Borrower requesting valuation letter
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
147530964 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Borrower called in to discuss account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
872390904 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower called in to express dissatisfaction with payment/XX/21/XX/12/XX/27/XX/29/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
265563732 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
836365320 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower verified their tax amounts due to the recent re-appeal and reassessed value of their property.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on
                                         05/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
327638892 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower introduced self would not proceed with authorization. Call disconnected.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA comments noted on 2/XX/2018. Previous damage was noted, however; there was no evidence of any outstanding property damage on file as of the end of the review period.
489334188 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
922880700 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is current with payments
546120754 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         01/XX/2017- Borrower called in-  home is owner occupied- rep gave total due- committed to $924.66 dated 01/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
217842828 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
758896320 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/26/2012.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
673755222 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  The customer called in to update the mailing address and discuss the next payment date along with escrow increase.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
921721164 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  spoke to borrower 1.
                                         Verified. Provided privacy disclosure, Miranda. Called to confirm reinstatement payment to bring account current in Feb
                                         2018. Confirmed received. Then confirmed the payment made same day. Borrower is waiting for a misapplied payment to be refunded to old credit card. Tried to connect borrower to customer service, payment research and line was disconnected
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
403288620 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advised they were paying interest only at the time.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
267989280 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                  property; identified   Borrower called for general information.  Borrower is deceased and Executor/XX/03/2011.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
888524448 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: The file was referred to foreclosure on 05/XX/2011.  The current foreclosure is on hold and the hold reason is forbearance/workout.  The next projected foreclosure step is sale.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
222450984 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
368883108 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                  property; identified   Most recent conversation with borrower/XX/Heir exists to dispose of property; identified and documented.  The date of death
                  and documented         is 09/XX/2012.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
957666780 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
110095944 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
689022168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
849466020 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The agent provided the principle balance information,current rate, escrow balance, next due information and payment was received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
175419804 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
621961116 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called in requesting special forbearance. Advised borrower on forbearance plans and borrower was not pleased that they will have to make payments after 3 months. Asked if borrower wanted to speak with manager and borrower declined.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
585795588 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
568692432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The servicer contacted the borrower to discuss the escrow shortage as of 09/XX/2016, the borrower advised would send in the shortage of $370.08 with the September payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
813947178 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
491613276 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
891981568 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to make payment 1538.00.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
293312628 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  There was a call from a third party requesting to remove the court-ordered, authorized guardian, from the loan. The caller was advised the person cannot be removed because it was court ordered.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: There is no disaster reported in Collection Comments for the most recent review.
110915616 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                  [2] Property is        Borrower states that he received a letter and he was informed that it was to let him know that he was assigned a CRM.
                  located in a FEMA      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  disaster area.         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Disaster Date 09/XX/2017 from Hurricane Irma. No outstanding damages were noted.
852139008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Comments from 6/XX/2018 indicate borrower called in to discuss payment change.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments indicate modification completed 8/XX/2011.
240795918 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  The
                  property; identified   borrower updated their mailing address.  Borrower is deceased and Executor/XX/30/2015.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES:
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
567883206 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
432596892 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The servicer confirmed that we received the permanent documents back and they passed quality control for completeness.  A follow up call on 08/XX/2018 was promised.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
913837196 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
706988574 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                  [1] Mortgagor Deceased Borrower called on 12/XX/16 to say spouse passed away, and was a contributor to the family income. Borrower was looking for
                  - Executor/Heir exists some way to reduce house payment, and wanted to speak with the Modification Department.  Borrower is deceased and
                  to dispose of          Executor/XX/24/XX/27/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent
                  property; identified   bankruptcy status is discharged.
                  and documented         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
971811120 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower had inquiry about insurance, transferred to department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is current with payments.
167782860 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  further communication  Customer made a payment on 12/XX/2018 for $1,400.00 to their old account number. It was researched and a request was put in
                  from mortgagor         to put the payment to the correct account number. It was discovered the funds were returned on 12/XX/2018 so they could be applied to the correct account.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2016.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Burrower disputed  information reported to the Credit Bureaus including  account status and payment rating.
                                         Servicer performed research and found incorrect information reported was account status,account type, dates, balances, and payment history. Servicer modified and  corrected findings.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
589211073 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2013.
                                         Discuss loan status
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
751949100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower processed a payment in the amount of $840.22.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
387874788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called made 1st modified payment provided confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
128307168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
640645929 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
470305920 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to discuss the due date and grace period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
446341392 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Borrower called to make payment on account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
799610046 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
315843612 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
488134668 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                  property; identified   Servicer analyzed account and ordered statement  Borrower is deceased and Executor/XX/19/2015.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
622195536 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                  property; identified   Authorized third party called to apply for workout assistance. Advised will need to assume the loan.  Borrower is deceased
                  and documented         and Executor/XX/30/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
848910300 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
544292196 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
128877111 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Discuss loan status
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
957686772 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  the borrower called in to make a payment and to get information on the real estate taxes.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
508846380 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
149285070 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The borrower verified their information and was advised the servicer was still working on the post closing of the modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
745661616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advised that a copy of the modification needed to be mailed back, and they can call back to make their June payment. They were also advised that the life of the loan was extended by nine months.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
792020790 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The
                  property; identified   borrower advised additional damage and work was needed. The adjuster's report from the insurance company was received. No
                  and documented         funds held by the claims department.  Borrower is deceased and Executor/XX/24/2012.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
179358228 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower made a payment by phone for total amount due.  Borrower was not aware of last payment returned as nsf and was transferred to customer service to make sure plan was not affected.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
736895124 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
900159792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Inbound call, spoke to borrower. Verified, Property is owner occupied. Provided privacy statement, TAD, Informed of NOI &
                                         expiration date of 03/XX/18. Advised credit reporting, late charges, collection activities continues up until foreclosure.
                                         Borrower advised approved for HHF and will be signing papers Thursday 03/XX/18 in which they will are paying past due to current. Loss Mitigation advised.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
932236767 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
351539328 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called to order duplicate 1098 tax form.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
135852824 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
983616396 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: No evidence of recent contact with the borrower.
                  closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2016.  The dispute type is Verbal and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Verified account status and history. No findings.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
470271816 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called to discuss the escrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
475679652 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
773060652 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Advised borrower calling per email, had customer service waive fees. Account due for Aug and Sept payment made toady is short $59 borrower $60 to branch. Will bring in next payment in 2 weeks to branch.Borrower starting new job will monitor account and follow up monthly.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
825869520 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                  property; identified   Spoke with borrower and provided insurance payment history, homeowners authorized change in insurance carrier and confirmed
                  and documented         insurance information updated.  Borrower is deceased and Executor/XX/18/2010.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
849590028 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
135875628 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  One
                                         09/XX/018 he borrower contacted the servicer to inquire on the payment posting information as the borrower made a payment through IVR and the system was not recognizing the voice commands.  The servicer called the borrower the next day 09/XX/2018 to ensure all was good after the prior contact.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2013 and there is no evidence of reaffirmation.  Discharged chapter 7
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
590576376 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.  A motion for relief was filed 02/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
928238556 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The borrower was affected by Hurricane Irma, which was declared a FEMA disaster on 9/XX/2017.  There was indication of roof damage but the funds were disbursed, the contractor bid was received and closing occurred on
                                         10/XX/2017.
609476112 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The
                  property; identified   executor of the estate stated mailed the payment on 5/XX/2018.  Borrower is deceased and Executor/XX/03/2012.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
171691296 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Agent advised borrower of total amount due and borrower advised that they will make payment in the amount of $1176.03 on 3-
                                         16-18 at branch. Borrower had concerns about notice and payments but provided Promise to pay
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 9/XX/2017 Natural Disaster Relief flag placed, no damages noted.
310837820 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
746241384 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                  [1]                    Borrower called in and informed payment for the month has already been made and inquired about a new escrow statement.
                  Damaged/Occupied/FEMA  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  Zone - Active          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for
                  insurance claim and    default with the information provided.
                  funds held by servicer FORECLOSURE: No evidence of current foreclosure activity.
                  with indication of     BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 7.
                  related contractor bid The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was
                  sufficient to cover    discharged on 05/XX/2015 and there is no evidence of reaffirmation.
                  repairs                LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Claim filed for unspecified damages 02/XX/07/XX/22/XX/21/XX/27/XX/29/XX/04/2017; damage to property is not disaster related.
931887096 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Last contact with the borrower was when they called in to make regular payment on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.
                                         ADDITIONAL INFORMATION: Remediation was reported due to incorrect fees applied during the loss  mitigation efforts on this loan Borrower asked for review of the issue on 2/XX/2018 and was reviewed and credit was given to the borrower's account
849929892 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         05/XX/2018 inbound call, borrower inquiring why was payment higher than mod amount, transferred call to customer service
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
416843196 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 08/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower spoke to the servicer about their taxes.  The servicer advised that the estimated tax bill is not the real bill and that the real bill will be received closer to August.  The escrow amount will be corrected when that occurs.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
730753820 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower called 6/XX/2016 to 7/XX/2016 in regards to a Modification (MOD). Borrower called 8/XX/2016 to discuss the calculation of the financial documents and wanted to appeal the decision. Borrower was contacted on 8/XX/2016 and advised of the approval for a trail payment plan starting October 1, 2016.  Borrower was concerned about the servicing transfer letter received to start 9/XX/2016 and was advised the MOD and other documentation would be transferred to the new servicer.
                                         Borrower called 9/XX/2016 and stated still receiving delayed resolution letters and was advised will submit a request to have the letters stopped. From 2/XX/2017 to 2/XX/2017 the borrower called in reference to the permanent MOD documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
864553536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
630827568 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
832126779 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
294610536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Most recent conversation with borrower was borrower requesting if late fee could be waived.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
990293724 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
248980368 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                  closed                 Borrower called to advise that they are no longer selling the property and do not need assistance.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2015.  The dispute type is Verbal and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower wanted to know why there account has not been reported to the credit bureau since 2009.  The borrower was provided the address in the event of further dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Retouch review: updated Most Recent Comment Date only. No changes required to keyword tab.
382886784 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower inquired on a letter received about short sales. Borrower stated that they do not wish to do a short sale nor do they want to sell their home.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to California Wildfires and mudslides noted on 10/XX/2017.  No damage was reported.
333486660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.
                                         Payment processed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
364484148 1       [1]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                  insurance claim and    Borrower called regarding payment increase. Servicer advised increase is due to change in escrow.
                  funds held by servicer EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  with indication of     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  related contractor bid FORECLOSURE: No evidence of current foreclosure activity.
                  sufficient to cover    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  repairs                LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Claim filed for wind damage from hurricane, date of loss 09/XX/2017. Funds received 12/XX/2017 in the amount of $7725.53. Funds released to borrower on
                                         03/XX/2018 in the amount of $4316.70. Adjusters report is needed to release additional funds. No evidence repairs are completed.  The damage repair amount is estimated at $7,725.53.  Property repair is in process.  The property condition is
                                         UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; damages noted
420181860 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Borrower called 1/XX/2016 to make a payment for $4110.29.  Borrower called 11/XX/2016 and was advised of the total amount due; property owner occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
845471676 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The representative discussed the loan modification and processed the borrower's payment.  The representative also advised the borrower that they would start receiving monthly statements again.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
447945201 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
225659700 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower promised to pay $1,628.09 on 03/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
389184264 1       [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The
                  servicer with          borrower called on 10/XX/2017 to discuss the insurance claim and status of the claim check. The borrower advised they would indication of related  submit the adjuster's report.
                  contractor bid         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  sufficient to cover    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  repairs                FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments dating back to 08/XX/2017 referenced the borrower filed an insurance claim for unspecified damages. The borrower called on 10/XX/2017 to discuss the insurance claim and status of the claim check. The borrower advised they would submit the adjuster's report. The comments on 11/XX/2017 stated the check was endorsed at a branch office. No further information was provided regarding the status of the claim or whether any repairs were completed.  The damage repair amount is estimated at $7,308.83.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
857716776 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On
                                         07/XX/2018 the borrower called to update their mailing address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Property is in FEMA disaster area, flagged on 09/XX/2017.  no noted damage to property.  Borrower is current with payments.
818158176 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
516196740 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
838984272 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
790773564 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The agent updated the borrowers contact information and provided the 1098 information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
343871212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
603658440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The representative discussed the loan modification with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
431127485 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
742222992 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
164004372 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
431697252 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
632663442 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Analyzed account and ordered monthly statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
702259767 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
521861172 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
477648864 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
373310616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower called in to inquire about loan status and stated reason for delinquency due to financial problems as spouse had retired. Agent asked for payment and borrower condcuted a payment in the amount of $1000.00.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is evidence of reaffirmation.  The proof of claim was filed 06/XX/2012.  A motion for relief was filed 09/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
637174512 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
688321161 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
394132284 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
863854320 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Spoke with borrower advised doing follow up. We have sent a copy of the permanent modification documents  signed  by borrower but now signed by us XXX. If any questions can call us back. Borrower agreed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
545515443 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
291633300 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  property; identified   Authorized third party stated they will make a payment later in the day either by home banking or through the phone.
                  and documented         Borrower is deceased and Executor/XX/10/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
937924680 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called in to accept trial payments. Advised to make payments for trial amount. Advised we will touch base next month.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
771985572 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The customer called in confirming workout documents to be sent via fax and to inquire about the payoff demand process.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
625369752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower called would like to stop autopay for October and resume November 15 2017. no need for workout since borrower was one month ahead with payments. Loan is current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
370601700 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
227448984 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The borrower contacted the servicer to make a payment and stated was interested in a refinance, the servicer gave the borrower the 800 to contact regarding the refinance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
470765828 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
493832388 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
486262728 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called to inquire about the letter received regarding the modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
259248140 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.  Comment dated 01/XX/2012 Bankruptcy Chapter 7 Filed
                                         05/XX/2010 Discharged 09/XX/2010 and Closed 09/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
264514152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
679628046 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
731370744 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in to discuss Homeowners  Insurance. The  phone call disconnected prior to completion of conversation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
820295908 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The
                  closed                 servicer returned a call to the customer to go over why a May statement was received when the customer paid May and April with the permanent modification documents.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Verbal and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Account history and payments were researched to verify the account history. The servicer reported modified findings to ACDV to have corrected.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
632946720 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                                         Discussed insurance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
640293780 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
240815916 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in to process a payment of $1212.13, effective 8/XX/18.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
915233760 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The last contact with the borrower was on 02/XX/2016 to discuss the payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
989883888 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower called in about surrendering property due to medical reasons. Advised the borrower of short sale and deed in lieu as well as selling the property.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
220831632 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
732870684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
448480536 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                  further communication  Customer called in to discuss escrow.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Disputes current balance and amount past due. Research reformed, no findings.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
512798715 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
667912728 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
888864312 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is current with payments.
439084296 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
572550888 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
490380384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
336975156 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
383673250 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower said they would pay $800 on 8/XX/2017.  Had questions regarding taxes and escrow.10/XX/2018- Bwr called in to make a pmt
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
484186248 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
696520668 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/13/XX/06/XX/30/2012
                  property; identified   and there is no evidence of reaffirmation.
                  and documented         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
345086196 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called to discuss fees.  Short term and long term options were discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
529897956 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Borrower verified property is owner occupied and expressed dissatisfaction regarding payment/XX/11/XX/30/XX/01/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
121461396 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                  property; identified   Notes indicate that borrower called to advise the payment they made was credited toward their credit card account and not
                  and documented         their mortgage. When borrower contacted bank, was advised that issue would be resolved by morning next day. Not only was the issue not resolved but borrower alleges that bank they go to is racist against every time they go.  Borrower is deceased and
                                         Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
758794113 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
993852300 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
978632127 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
426309408 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower requested that their late fee for October be waived.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA comments noted on 3/XX/2018, however; there was no evidence of any outstanding property damage on file.

                                         Retouch review: Updated Most Recent Comment Date, last borrower contact date, last attempt to contact borrower date and borrower contact comment. No change required to Keyword tab.
554539070 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  the customer was contacted and advised that the account is one payment due, the customer questioned the amount due and the payment and was told the difference is fees that are due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
829378116 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
268689252 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The
                  closed                 borrower was provided with MPW information, fee waiver and advised of late charge.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Verbal and the reason is Credit
                                         Reporting.  The dispute is not resolved and the status indicates Servicer responded and appears issue is closed.  inaccurate information
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
371081508 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower has already mailed the payment.  Flex modification, first payment due 04/XX/2018 2nd payment is due for 05/XX/2018, and third payment is due for 06/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
326514684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower returned the servicers call regarding the permanent modification documentation, the servicer advised the borrower the documents do not have to be notarized just signed and returned.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
766323348 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
928908288 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                  property; identified   Borrower advised CRM that payment in the amount of $790.90 will be made on 2-13-18 via homebanking. CRM provided contact
                  and documented         information and office hours  Borrower is deceased and Executor/XX/09/XX/12/XX/24/XX/15/2017.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
915603612 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
447600888 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
893212572 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
809735976 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
249310128 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in to state payment to be made on 9/XX/18. Currently on medical leave and will get check tomorrow. Qeuest return payment fee to be removed. Advised unable to remove that fee but could call and request late fee to be removed if added to account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
237392512 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The servicer discussed the escrow shortage and payment on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
656904303 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
853648404 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
903158592 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called in and stated dissatisfaction with payment/XX/23/XX/06/XX/workout.  The next projected foreclosure step is sale.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
                                         ADDITIONAL INFORMATION: NA
862093782 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower made payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
292662888 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower verified their information and committed to pay $2,372.65 that same day by Home Banking.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
613874352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
408326604 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
171293148 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2012.  the customer called to see if the loan modification documents had been received, and was told that they were
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
186882616 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower requested that the deed be mailed.  This request was honored on 03/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a natural disaster area.  No property damage was reported.
495901560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Servicer attempted to speak with borrower, but the borrower had to take child to school. Borrower advised the servicer to call back.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
823420500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  On
                                         12/XX/2017 Borrower accepted a promise to pay $3207.50, effective 12/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
509379624 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower contacted the servicer to discuss the account and appears the borrower requested statements for 10/XX/2012; the servicer sent a communication that  the statements prior to 11/XX/2012 were received online and are unavailable in the archival system.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
837344928 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
102518976 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
139036095 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Spoke with borrower commitment to pay $2,212.00 on 01/XX/2018 by drop off at branch. Informed about short and long term assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
222031152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2014.
                                         Discuss loan status
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
144332244 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in to discuss letters they received from the bankruptcy department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
136035564 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
726279372 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The
                  property; identified   borrower requested information on the tax bill.  Borrower is deceased and Executor/XX/06/XX/06/XX/15/2012.
                  and documented

                                         Retouch review: updated Most Recent Comment Date. No changes to Keyword tab
992682768 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
828317160 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  On
                                         8/XX/2017 spoke to the borrower and discussed borrower wants a loan  modification. Borrower was dissatisfied being transferred several times without being helped.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
148780464 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Discuss loan status
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
607067076 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower discussed the endorsement of the claim's check for $8,818.26.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: A claim's check for $8,818.26 was endorsed and released per notes dated 07/XX/2018 for unspecified damage.  All funds were released per notes dated 08/XX/2018. Collection comments reflect this was a no monitored claim.
370625860 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
276664656 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
557157048 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower made payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
422331000 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower inquirer in regards to why the account is being reported to the credit bureau.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
504239132 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
715603644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2010 and there is no evidence of reaffirmation.  Comments from 6/XX/2012 indicate bankruptcy discharged without reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments indicate modification completed 1/XX/2013.
192293052 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called for information on a special forbearance.  Servicer advised the borrower of the terms.  Borrower is not interested.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
399800016 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Email was sent to borrower from servicer in regards to borrower email inquiry. Servicer states in email that servicer is unable to provide image copies of monthly statement prior to 11/XX/11. However servicer did mail out loan transaction history for review.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
559298118 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in to discuss status of account, payment posting information and payment due. Call transferred to Payment
                                         Research Second Level Queue.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
206591736 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                  property; identified   Borrower called in due to receiving letter regarding credit report correction. Advised it is due to completing loan
                  and documented         modification and correcting payment prior to modification.  Borrower is deceased and Executor/XX/12/2015.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
767322948 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.  Bankruptcy closed 12/XX/2018
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
351019782 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
303588516 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Borrower called in to speak with the escrow department.  The call was transferred.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
938394492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower advised that they wanted to modify the loan and wanted a package mailed out to them, but only wants assistance with heloc and not the 1st.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
452239534 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/16/2012.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
762175008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Agent contacted borrower, however the borrower stated did not have time to talk and would call back the next day.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
995021832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The loan status is current and performing. On 09/XX/2016 the borrower called the servicer regarding a payment he made at the
                                         Branch that had cleared his bank but was not applied to the account, the servicer advised the borrower to take the proof to the Branch so they could apply the payment accordingly.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.  Comment dated 05/XX/2012  Bankruptcy Chapter 7 Filed
                                         08/XX/2011 Discharged 12/XX/2011 and Closed 05/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
779482044 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
940211920 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The borrower confirmed receipt of the decline letter.  The borrower wanted to reduce the principal balance due to the property value.  The borrower was not interested in a short sale.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
798970174 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On
                                         08/XX/2018 the servicer contacted the borrower regarding payment the borrower confirmed the payment would be made on
                                         08/XX/2018 in the amount of $1441.74, the servicer offered short and long term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
212195088 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2013.
                                         Discuss loan status
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
504429094 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
386855196 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         Borrower was advised of escrow shortage and increase in escrow payment. Borrower made a payment of $143.43 towards the escrow shortage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
229878012 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                  closed                 Borrower called in reference to still receiving correspondence regarding modification of there loan. Borrower does not want to receive any correspondence from the loan regarding this matter.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2016.  The dispute type is Verbal and the reason is correspondence.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was upset that has been requesting documents for the modification although the loan was modified in 06/XX/2014 related to delinquent taxes paid from a new escrow account.  The escrow shortage has been consistently spread over 50 months; therefore never being fully resolved before the next analysis.  The agent advised that could submit a written request.  The borrower called again on 01/XX/2016 and 02/XX/2016 regarding the letters requesting modification documents and was again encouraged to send something in writing. The dispute appears resolved as no further communication was cited.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
237315036 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
273222675 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
149340240 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
430007928 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 04/XX/2013.  Discharge date 4/XX/13
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
254198280 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Advised received permanent modification documents. Discussed post closing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
801029460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
834805944 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower spoke to the servicer and was provided with tax information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
538922194 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.
476889168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
299030340 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Borrower called in and was transferred to another  department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
242293044 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Borrower called about the escrow on their loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
155327844 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
967982652 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The
                  property; identified   last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  Advised that impounds
                  and documented         can't be deleted at this time due to tax delinquency. Verified impound amounts and types collected  Borrower is deceased and
                                         Executor/XX/11/2014.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
961955064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
600179832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The customer called in to see if the account is eligible for a modification or a refinance, needs to give a call back to gather financials.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
587235012 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/13/2010.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
456267420 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
                                         ADDITIONAL INFORMATION: NA
520151856 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called to ask about refinancing and payoff amount.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damages.
550339776 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called to inform that they will drop off a payment in the amount of $1501.65 on 12/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
484446144 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                  further communication  Borrower called in for update to credit report and a copy of modification terms. Borrower was transferred to customer
                  from mortgagor         service department.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower requesting validation of account info. Credit correction denied on 11/XX/16.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
571111464 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The
                  property; identified   borrower called about an escrow refund.  Borrower is deceased and Executor/Heir exists to dispose of property; identified
                  and documented         and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
283191678 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower called in regards to their concerning the pay off amount. Borrower was transferred to the customer service department
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
828514264 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in requesting copy of perm mod docs mailed on 7/XX/18. Borrower received docs but they got wet in the rain.
                                         Rep. requested new docs be sent out.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
481147464 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
424255132 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower called to dispute loan fees. Advised not able to waive but can dispute in writing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 9/XX/2017 Natural disaster relief flag place, type not mentioned but in area of Hurricanes, no damage noted.
133683258 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
541505844 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
218722476 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         12/XX/2018 Commentary states Borrower requested status of reimbursement. Borrower was advised could not be reimbursed for the homeowner repairs.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: 12/XX/2018 Commentary states Borrower wanted to be reimbursed for fixing property repairs.
                                         12/XX/2018 Commentary states the Borrower can not be reimbursed for the repairs.
422107785 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
646391340 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 08/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Customer called and authorized change in their insurance carrier.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower was impacted by a Natural Disaster Hurricane 09/XX/2017. No damage to property reported.
271631304 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                  further communication  Called borrower informed of their commitment to pay $642.64 on 10/XX/2016 by web.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments on 09/XX/2016 reference a dispute regarding the present/previous account status and payment rating. Research was performed and a request to update terms was submitted. There was no further mention of a dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
972660780 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower makes a payment in the amount of $1517.52.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
709118148 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advised that they were sent a recorded copy of the modification documents and that it takes one or two billing cycles for the billing to adjust to the modification loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
299588016 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
722790768 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/02/2013.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
845350896 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower spoke to the servicer and discussed the escrow account.  The account was analyzed, overage sent, and monthly statement sent.  Servicer also provided principal balance, last payment/next due, current rate, and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
611528841 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         inbound call from borrower to inquire if there was a pending web payment, loan servicer advise there was not.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
720051864 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
542632860 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/30/2015.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
347540928 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
636975108 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
881997060 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called promised to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
245131908 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
395430453 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Comments from 9/XX/2018 indicate servicer advised borrower that permanent modification documents received and countersigned.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.  Comments from 3/XX/2013 indicate bankruptcy discharged without reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments indicate modification completed 10/XX/2018.
659854008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
400689660 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower promised to pay the month of  June by 06/XX/2018.
                  [1] Verbal Dispute -   EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Verbal and the reason is Banking
                  Servicer responded and Policy/XX/13/2017
                  appears issue is
                  closed
964113579 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         Updated contact information and pay plan additional principle amount. Payment research performed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
673900332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
778472145 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         NACHA Disclosure Provided. Processed payment and provided confirmation number. Provided general information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
907208522 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         05/XX/2018: borrower stated has not received the permanent modification docs in the mail yet, downloaded them online.
                                         Servicer advised borrower that the original docs are the only accepted signed docs to be returned; advised borrower to wait
                                         1 additional day and then return the docs in the provided overnight envelope.  Servicer also advised borrower of grace period to return the docs.  Servicer offered to reship docs, borrower advised would wait a few days.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
242462976 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower called to inform of their commitment to pay on 02/XX/18 via home banking.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
109856040 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                  property; identified   Comments from 8/XX/2016 indicate servicer advised borrower that permanent modification is completed.  Borrower is deceased
                  and documented         and Executor/XX/15/XX/6/2016.
369813015 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The last contact with the borrower was on 06/XX/2018 to discuss a delinquent letter the borrower received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The borrower was affected by Hurricane Irma, which was declared a FEMA disaster on 9/XX/2017.  No indication of any damage, however there was a hardship.
407337000 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  the customer was contacted and stated their intention was to retain the property
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
930427680 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in regarding the status of the modification and was advised the file was in closing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  Only fence and yard/tree damage was noted.
983866296 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower was provided the payment and escrow breakdown and discussed the increase in escrow payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
725504870 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
137145120 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower spoke to the servicer about their escrow account and were advised it couldn't be deleted at this time.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
451164879 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
714047162 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower informed of their commitment to pay on 9/XX/18 by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
853394652 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower was made aware of the foreclosure and provided the reinstatement figure.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
879164832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The customer called in and requested customer service department for PayPlan application.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
883163332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
883196580 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         Borrower called in to state they had 2 agreement to mail back and also to confirm the 4% interest rate. Borrower also mentioned they put a period behind their middle initial.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
384306216 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called asking if will be charged late fee after the grace period. Representative advised per the system no late fees will be charged after the grace period this month and recognized that the borrower received a discharge in bankruptcy and this is not an attempt to collect on the loan or demand for payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on
                                         12/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
761575248 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
875119812 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Discussed that the loan is back to normal servicing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
941433276 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
949800002 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                  property; identified   Borrower called to make a payment.  Borrower is deceased and Executor/XX/19/2011.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
356938598 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called in to discuss escrow shortage with customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
340725924 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                  property; identified   Borrower called to get fax number to send insurance information.  Borrower is deceased and Executor/XX/05/2012.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
985085808 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower called in to get amount due and borrower made payment for $4,742.77 for today.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
206978596 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Agent updated telephone number and provided general and refi/mod information
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
165043956 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                  property; identified   Borrower promise to pay $1,217.79 on 02/XX/2016 via standard mail.  Borrower is deceased and Executor/XX/06/2016.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
650924901 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower spoke to the servicer and made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Noted 08/XX/2017 loss draft claims check in the amount of $6970.45 received and endorsed by servicer. Check mailed to borrower, servicer not tracking claim.
232386759 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
810105828 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Borrower called to update contact information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
245151900 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The borrower advised that they didn't want a a modification and they will not be sending in the documents for review.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
327169083 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                  property; identified   Borrower called to confirm payment cleared the loan.  Borrower is deceased and Executor/XX/29/2015.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
632237004 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower spoke to the servicer and updated their contact information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
199792008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
903088620 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Borrower called in regarding sending in the remaining balance of the payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
798000672 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called promised to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
979614038 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  On further communication  8/XX/2016 spoke to the borrower and advised borrower of credit reporting while on trial period.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed payment history on credit bureau. Servicer updated account and issue appears to be resolved.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
849270156 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                  property; identified   Borrower requested face to face meeting with BAC therefore we need 3 proposed Appointment dates. Appointments dates must *be
                  and documented         no sooner than 7 business days.  Borrower is deceased and Executor/XX/20/2013.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
326339412 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
931036887 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         spoke to borrower made payment waivedfees, not in need of assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
184101588 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
586085472 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower spoke to the servicer and updated their contact information.  The servicer provided monthly payment amount.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
446695326 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         2/XX/2016 Borrower was advised of total amount due and that collection calls will continue up to Foreclosure until account is brought current. Borrower made commitment to pay 948.05 on 2/XX/2016 by Home Banking.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
325969566 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
159826044 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 08/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in requesting a copy of the modification agreement, which was sent to him on 05/XX/2018.  The borrower had called in on 04/XX/2018 to inquire about the terms of the loan and had requested information on modification programs on
                                         04/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
941853108 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  On
                                         04/XX/2016 spoke to borrower and advised loan is current and not qualified for a loan modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
305738840 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The
                  property; identified   customer advised that they needed their 1099 tax form due to them having another company pay their mortgage.  Borrower is
                  and documented         deceased and Executor/XX/07/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
434922998 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Collection contact made, borrower advised of recent loan modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
195641712 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
610847806 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Spoke to borrower asked for payment customer called in regards to a stop payment fee wanted it reversed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
818816204 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                  further communication  Borrower states spouse will make a payment today at the branch. Borrower called about the fees on the account and received a
                  from mortgagor         letter in October stating that there are funds in the partial of $2398.36 and only need $600 something to be added to that payment to make the October payment. Borrower is not sure why has fees on the account when they paid the reinstatement.
                                         Borrower advised paid $30,119.41, but the reinstatement was $32,345.19 which was short. Borrower stated there was issues with the escrow and that amount and had made an agreement to pay that off. Representative advised the escrow shortage was included in the reinstatement amount. Borrower did not understand had paid the shortage reinstatement and there was not a need to pay that same amount again and borrower wanted to know why the money wasn't used in the partial to make the escrow shortage. Representative advised funds sent in paid for 9 full payments and part of a 10th payment and that partial payment was a credit toward the next payment and that is why borrower received the letter. Representative transferred call to Escrow
                                         Department to explain about the escrow and the fees on the account. Representative also provided borrower with Escrow department phone number.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Fee
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Submitted fee inquiry/XX/03/2018.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
705427716 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
822260964 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
681972720 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called promised to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
147311052 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                  property; identified   Provided principal balance information,payment received,next due information provided,current interest rate and escrow
                  and documented         balance provided. Loan is currently due for 10/XX/2018  Borrower is deceased and Executor/XX/18/2015.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
413774424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower called and completed pay by phone for $8000.00 dated for 01/XX/18 with all of the payment going to principle.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
562275000 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Written dispute from borrower received 10/XX/18 in regards to inaccurate information reporting on credit report
221187879 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/19/2013.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Retouch review: updated most recent comment date only.  Keyword tab requires no updates
628648440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Borrower called concerning a letter he received stated they were at risk for  foreclosure. Representative told borrower they were current and disregard this letter
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
845051844 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called the servicer and made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
119682108 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Representative verified with borrower stating we received previous check and it was mailed to borrower on the 10th of August and gave mailing address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2018.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
341086356 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2018.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
855787548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
                                         ADDITIONAL INFORMATION: NA
737814756 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On
                                         08/XX/2018 the borrower spoke with an agent and was advised that the account was back to normal servicing and that auto draft is active for the next payment due in September.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
462664860 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called to make payment by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
597870756 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2015.
                                         Last contact with borrower appears to be from 3/XX/2015 when increase in escrow payment was discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
799260168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 08/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower contact regarding modification process.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
316683276 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: Comments 09/XX/2017 reflect subject located in FEMA Disaster area for Hurricane Irma.

                                         Retouch review: updated most recent comment date only.  No charges required to keyword tab
998460060 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called and wants remaining late charges waived.  Advised will research with fee partners and follow up.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
869706024 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  closed                 Borrower called in regarding new insurance policy.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputes perm mod term; escalation team advise that the amount that borrower paid was advised on the trial modification and accepted
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
483581637 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Comments show borrower called regarding loan status and payment. The borrower made a payment that was applied to escrow. The error was corrected and the fund reversed and reapplied to payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
621751200 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                  further communication  inbound call form borrower regarding payment made from hardest hit.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Loss Mit
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  borrower attempting to have modification review without permanent income
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
861485268 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Called borrower to informed that the modification is complete.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
127327266 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Commentary indicates last borrower contact dated 4/XX/18 borrower called about the global settlement and provided information by servicer and completed survey.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
276189480 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Provided principal balance information,payment received,next due information provided,current interest rate and escrow balance provided. Loan is currently due for 10/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
777328944 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/27/2013.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
796221384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Provided principal balance information,payment received,next due information provided,current interest rate and escrow balance provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
644774208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called regarding the reminder calls received by lender.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
717163020 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in regard with questions concerning insurance, borrower was transferred to customer service
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
784945896 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
290103912 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower will send in the FEMA letter and was provided the customer service fax number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
163687256 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
712414920 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower contacting lender to confirm that permanent modification documents were received. Loan is currently due for
                                         10/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
342751436 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called to make payment on account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: Borrower requested pay off on 7-25-18
378628488 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.
                                         ADDITIONAL INFORMATION: NA
538546140 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                  property; identified   Questions regarding foreclosure fees/XX/Heir exists to dispose of property; identified and documented.  The date of death is
                  and documented         09/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Retouch review:  no new comments available for review. Loan is performing. Keyword tab require no changes
385784568 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Provided principal balance information,payment received,next due information provided,current interest rate and escrow balance provided. Loan is currently due for 10/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
135865632 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On
                                         1/XX/2018 Borrower confirmed receiving the modification documents. On 8/XX/2018 Borrower accepted a promise to pay $2311.39 on 8/XX/2018 at the branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
339536043 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
708636432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower request to have tax for figures provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
426549312 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
497181048 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On
                                         08/XX/2018 the borrower spoke with an agent and was advised of total amount due. The borrower inquired as to why they had received the call in the first place and agent advised it was to inquire on the payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Based on the note from 03/XX/2018, the property was impacted by Hurricane Irma on 09/XX/2017. The home was not damaged.
921771144 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
698672052 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
234056340 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
556604334 3       [3] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  No indication servicer PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  responded to           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The outstanding dispute in borrower made a payment.  Borrower is deceased and Executor/XX/01/XX/13/2018.  The dispute type is Written and the reason is
                  writing                Credit Reporting.  Unable to determine if the dispute is resolved and the status indicates No information servicer responded to outstanding dispute in writing.  Credit dispute, Borrower stated account had went to probate and possibly not reported.
                  [1] Mortgagor Deceased REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  - Executor/Heir exists FORECLOSURE: No evidence of current foreclosure activity.
                  to dispose of          BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  property; identified   LITIGATION: There is no evidence of litigation on the file.
                  and documented         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
854904501 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Notes indicate that borrower called to verify a Promise to Pay phone payment posting. Agent advised of the NACHA disclosure.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
869273064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
123945206 2       [2] Loan is in         LOAN STATUS: The current loan status is Bankruptcy.                                                                          12/31/2018
                  Bankruptcy             PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT:
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
856707180 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.  Comment dated 08/XX/2015  Bankruptcy Chapter 7 Filed
                                         05/XX/2015 Discharged 08/XX/2015
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
308606508 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The
                  property; identified   customer called in to go over general account information and verify payment received.  Borrower is deceased and
                  and documented         Executor/XX/22/2015.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
274360212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower call in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
514724028 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called 7/XX/18 to verify the payment he made over the phone was processed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
854058240 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Borrower called to see if payment will be increasing and was transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
722780772 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called servicer on 9/XX/2018 and discussed payment posting.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
885885504 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         Borrower called and was only willing to speak to  the Customer Relationship Manager. No further information discussed and
                                         Borrower insisted on waiting for CuCustomer Relationship Manager to call back.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
760035864 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
688444512 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower was transferred to property claims.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: A loss draft check in the amount of $5,339.65 was endorsed on 3/XX/2018 at the branch.
369712056 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called in for 1098 tax form information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
262035144 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Per the comments on 1/XX/18, the borrower received a check that needed branch endorsement "due to living conditions". The comments indicate the borrower was advised to mail the check in for endorsement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
221711281 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
675689616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
807567696 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
515773608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower contacted the servicer to request a PMI deletion review.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
288982192 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
751709196 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
734845944 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
432426960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called in to inquire about a default letter she received and stated her account should be current due to HHF program. The agent advised to call her HHF advisor for assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
905837520 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower called to see what payment amount is.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is current with payments.
692160777 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The loan status is current and performing. On 03/XX/2018 the borrower called to make a payment but the automated system would not allow the payment because it was not yet due, the servicer scheduled the payment for the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
850554936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
483666456 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower made payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
470401764 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower called and made a payment; options discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to hurricane Irma noted on 3/XX/2018. No damages were reported.
390633684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  On
                                         1/XX/17, a case was opened for the borrower's complaint regarding the late fees on the account.  Performing loan with limited contacts during the review period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
733786368 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called servicer on 12/XX/2017 and discussed the increase in escrow payment. The servicer provided borrower with impound amounts collected, the payment and escrow breakdown, the escrow balance and escrow shortage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
632156778 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Borrower called in stating the auto draft was not pulled from their account. Servicer explained it will be in effect starting with the July payment. Borrower paid the June payment over the phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
259626108 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower advised the account is current and questioned $35.00 fee charged.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.  Per comments 04/XX/2017 the reaffirmation was submitted and rejected by the lender.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
868592424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower called to discuss status of Modification and make phone payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
924450072 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
243522552 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to update contact information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
                                         ADDITIONAL INFORMATION: NA
334166280 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Third party called in and was notified of the foreclosure sale date.  Borrower is deceased and
                  [1] Mortgagor Deceased Executor/XX/14/XX/14/XX/13/2017. There is no evidence of damage to the property.
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  and documented
114827030 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  On
                                         11/XX/2017 the borrower spoke to an agent due to not being able to process through automation. The agent was able to assist the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
190923600 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was advised modification documents were received and passed inspection.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
665483700 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2011.
                                         Discuss loan status
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
934156188 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called the servicer on 10/XX/2017 requesting regular documentation. The borrower was advised that check showing in the system on 10/XX/2017 was not endorsed at that time.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
116723292 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Most recent conversation with borrower was borrower requesting general information with no specific details.  Borrower is
                  [1] Mortgagor Deceased deceased and Executor/XX/24/XX/14/2017.  No damage was reported.
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  and documented
723560460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The servicer made a collection call to the borrower and advised of the total amount due, negative credit reporting, notice of intent, and late fees.  The servicer also advised that collection activity will continue and provided the status of the foreclosure.  The representative advised that the account has been adjusted to the modified terms and is now in normal servicing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
710045868 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower verified their information and committed to pay $3,943.78 on 09/XX/2018.  They were advised of long and short term options on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone from Hurricane Irma.  Comments dated 01/XX/2018 reflect Hurricane Irma.  No property damage was reported from the hurricane.
808196592 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
364936998 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called in about the property inspection.  Explained they are performed and notices arre left.  Confirmed receipt of permanent Modification documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
689983896 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                  property; identified   Authorized third party called in for status of reinstatement of loan. Servicer advised the loan has been reinstated. Third
                  and documented         party advised payment would be made the same day.  Borrower is deceased and Executor/XX/11/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
906437280 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
894162192 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower was advised. of  the option to suspend the monthly  payments for October  November and December  and. that all payments become due in January 2018 and if not able to bring the account current at that time additional assistance will be available. Borrower did not accept offer at this time but will discuss it with spouse and call back.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
699540072 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  On
                                         12/XX/2018 the borrower spoke with an agent and was returning to calls that they had received a few days ago. The agent
                  [1] Verbal Dispute -   stated that the payment had been posted and the account is showing as current. The agent reviewed short and long term
                  Servicer responded and options that were available.
                  appears issue is       EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Permanent
                  closed                 modification dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  MHA permanent modification term dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma in 09/2017. The property was impacted by disaster and the claim check was endorsed at the branch and is a non monitored claim.
322390992 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         11/XX/2018 Commentary states Borrower called to make a payment. Borrower was advised of available options for assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane Irma 09/2017); no damage reported.
912287506 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  the customer called in to inquire about a name change on the account
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
857564235 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
115716852 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower promised to pay
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
456257424 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                  further communication  Borrower states was awarded the property in a divorce.  Borrower is not seeking assistance at this time.  The loan is
                  from mortgagor         current.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower not liable for account.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
783261666 2       [2] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The
                  property; identified   successor called in stating that all fees were waived on the account and is now being charged $17.50 for anther fee post
                  but not documented     reinstatement. The agent is requesting customer service to get the fee resolved as was advised fees were cleared and received return for overage in amount of $35.00.  Borrower is deceased and Executor/XX/20/XX/14/2017 and no noted property
                  [2] Property is        damages.
                  located in a FEMA
                  disaster area.
592392948 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
408128358 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
821955576 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
237546243 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in regarding credit report and was advised correction was sent to credit bureau.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
273970368 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The servicer called and spoke with the borrower and advised that the modification was received and borrower stated will call
                  [1] Written Dispute -  back on Monday to make payment for the month of June 2018.
                  Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Written and the reason is Credit within 60 days and no  Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication further communication  from mortgagor.  Borrower disputed account status and payment history. Servicer researched and found that information
                  from mortgagor         matched system of record.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
727418916 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called in wanting to verify the status of the tax issue. The borrower verified that the property is owner occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
122395104 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         09/XX/2018: borrower called regarding both accounts; she advised she received the perm mod agreement for the 1st mortgage and will send it back.  Servicer advised on the HELOC account, the modification review was completed and an evaluation letter is pending.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
590876364 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  On
                                         02/XX/2017 the borrower stated that they had dropped the loan Modification agreement in the FED-EX location so documents should be there in 24 hours.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
201029556 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in to make payment for both primary and HELOC accounts. The borrower authorized agent to process payments in amount of $1072.86 and $126.34 and was provided with both payment confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma in 09/2017.
986185368 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called to see if can make a payment over the phone or go to branch. All information was verified. Borrower was advised can make a payment over the phone. Borrower did not have information at the time of the call. Borrower to call back.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
878044356 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Called the borrower advised next modified payment due 06/XX/2018.  Borrower is deceased and Executor/XX/21/2014.
                  [1] Mortgagor Deceased EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  - Executor/Heir exists REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for
                  to dispose of          default with the information provided.
                  property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                  and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
551319384 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The last contact was made on 6/XX/2018, in which the borrower scheduled a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA comments(Hurricane Irma)noted on 11/XX/2017, however; there was no evidence of any outstanding property damage on file.
628608456 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  On
                                         10/XX/16 borrower advised will make a payment on 10/12 online.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
363734448 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                  property; identified   Borrower called in to inquire about property insurance and verified property is owner occupied. The servicing agent provided
                  and documented         the contact phone number for the borrower to call customer service regarding insurance.  Borrower is deceased and
                                         Executor/XX/04/2015.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
476544672 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.  Comment dated 07/XX/2013 Bankruptcy Chapter 7 Filed
                                         03/XX/2013 Discharged 06/XX/2013 and Closed 07/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
269722068 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On
                                         6/XX/18 Lender called Borrower and informed that permanent modification documents were received.  They confirmed Borrower
                  [1] Mortgagor Deceased had a copy, and that title documents had been updated due to the passing away of spouse.  The borrower discussed an updated
                  - Executor/Heir exists account to add an authorized third party to the account./XX//XX/Heir exists to dispose of property; identified and
                  to dispose of          documented.  The date of death is 10/XX/2013.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
280323924 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Comments from 8/XX/18 indicate borrower did not accept modification offer. Borrower setup auto payment for first of each month.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property  is located in a natural disaster area. Comments from 9/XX/2017 indicate borrower on a 3 month Hurricane Irma Special forbearance. 01/XX/2018 Borrower advised damages was less than deductible and had to pay for damages out of pocket.
125047494 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Spoke with borrower who wanted to know when pay plan will start. I called customer service and they stated it will start on
                                         July 5th.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
705807564 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called in regarding unapplied funds letter. Advised funds have been applied and system updated with new terms.
                                         advised next payment $1714.47 and amount is lower due to escrow adjustment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma in 09/2017.
686182736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
896281344 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to inquire about why his bankruptcy is noted on the mortgage statements.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
                                         ADDITIONAL INFORMATION: The customer filed for Chapter 7 bankruptcy, case #XXX, on 01/XX/2015 and was discharged on
                                         05/XX/2015.
314317124 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower was contacted on 9/XX/2016, borrower stated will make a payment at the branch on 10/XX/2016.  Borrower called
                                         1/XX/2017 to discuss the payment increase that is scheduled for March; confirmed the payment increase was due to the escrow shortage from the increase in taxes and insurance. Borrower called from 1/XX/2017 to 4/XX/2017 to discuss the escrow account and to confirm the update of the  insurance information.  Borrower called 1/XX/2018 to check the loan status of the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
840643608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
519688026 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The servicer called and spoke with the borrower and advised that the permanent modification documents were received and is pending QC review. The agent advised that once the documents pass the file will proceed to post closing and advised borrower to continue checking back for updates until the modification is completely closed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone dated 09/XX/2017 from Hurricane Irma.  There was no damage reported.
986575212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The customer called in to inquiry about general information on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
480161979 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower inquiry in regards to payment application.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
242761438 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The last contact was made on 1/XX/2018, in which the borrower was informed of the approved trial modification plan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Hurricane(Irma)comments noted on 6/XX/2018, however; there was no evidence of any outstanding property damage on file.
730107840 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The further communication  representative discussed the total amount due and loan modification with the borrower.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the credit reporting.  The servicer has researched the issue and a resolution was sent to the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
141925806 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The customer was contacted given the total amount due and provided a payment in the amount of $442.24
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
450294966 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The
                  [1] Written Dispute -  servicer spoke with the borrower about their account.  They provided general information, analyzed account, sent overage,
                  Servicer responded     and ordered monthly statement.
                  within 60 days and no  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the reason is Credit further communication  Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication
                  from mortgagor         from mortgagor.  The servicer received a request to reflect account as current.  The credit report was updated as current for August.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
260175888 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The customer called in to follow up on a notice left on the customers door. The representative advised routine calls may continue on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
458064189 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                  further communication  10/XX/2017- spoke with Borrower not affected by hurricane- request payoff on two loans advised contact customer service.
                  from mortgagor         12/XX/2018 borrower inquiring about a loan modification no other details.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2016.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  09/XX/2016 Disputing for credit being reported late.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2015 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
718326306 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         07/XX/2016- Borrower called in- home is owner occupied- called in reference to decreasing payment amount- rep advised loan fixed rate-stated found cheaper insurance wanted to speak with department to switch carriers...03/XX/2016- Borrower called in- question about increased payment amount.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Per Notes: 01/XX/2015: Previous BK- Chapter 7 Filed: 01/XX/2015- Case#XXX- Discharged-06/XX/2015
152609472 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Authorized third party called in to make payment and was given confirmation number. Rep. offered long and short term options, however comments do not specify what the options are if borrower accepted options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2018.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2018 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
778184332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Provided general information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
417283020 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2007.
                                         Borrower called stating he returned permanent document yesterday
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
521257869 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         05/XX/2018: servicer spoke with borrower and advised that permanent modification documents have been received on 05/XX/2018.
                                         Servicer also provided borrower with their contact hours and payment information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Texas Hurricane Harvey (DR-4332). Incident period: August 23, 2017 to September 15, 2017. Major
                                         Disaster Declaration declared on August 25, 2017.
456314364 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called with payment related question and was transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
349620096 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                  further communication  Most recent conversation with borrower was borrower letting servicer know insurance paid in full.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Written and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower stated payment was made for $200.00 towards escrow shortage - this appears to have been misapplied
                                         - and corrected.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
272982699 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         06/XX/2016- borrower called in to discuss service fee-  rep covered non- fee options explained fee-waived as a courtesy...05/XX/2016- Borrower called in- home owner occupied- rep advised loan still in mod closing process- payment due for $1296.24 borrower authorized payment for 05/XX/2016...04/XX/2016- Contacted Borrower in reference to modification documents- being returned- concerned about letters being received- advised disregard due to pending modification being approved rep explained payment will increase or decrease based on insurance or taxes does...03/XX/2016- Borrower called made payment for $ 1296.14 and request modification update and status-rep advised to continue with trial payments until approved...02/XX/2016- Borrower called in authorized payment for $1296.14 2/XX/2016- trial payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
101819817 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/10/2012.
                  [1] Mortgagor Deceased EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  - Executor/Heir exists REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  to dispose of          FORECLOSURE: No evidence of current foreclosure activity.
                  property; identified   BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  and documented         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
824467020 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called in to discuss the permanent modification documents that had been received in the mail. Per the comments, the borrower opened the mail after the due date had passed and the borrower was concerned and stated they were accepting the offer and mailing the documents back that day.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: the original borrowers have divorced and borrower 1 remains on the loan. comments from 8/XX/16 indicate there is a quit claim deed on file removing borrower 2 from the prior modification review.
302209068 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
905909401 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The representative discussed the loan modification with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
954208164 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
916033440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Borrower called 12/XX/2015 to check the status of the Modification (MOD) and was advised of the pending review.  Borrower called 1/XX/2016 to discuss the permanent MOD documents; borrower stated has filled out the documents over 4 times with no result.  Borrower was contacted 2/XX/2016 and was advised of the approval for a trail plan. Borrower called 3/XX/2016 and
                                         3/XX/2016 in regards to a letter received about the account and different payment amounts. Borrower was advised to disregard the letters and to continue to make the trail payments.  Follow up call to the borrower on 4/XX/2016, borrower make the
                                         April trail payment and is due for 5/XX/2016 (borrower made a total of 4 trail payments).  From 5/XX/2016 to 7/XX/2016 the borrower discussed the payments and MOD documents. On 7/XX/2016 the borrower signed and notarized the permanent documents which were mailed on 7/XX/2016. Borrower called 8/XX/2016 to check the status of the payments. Borrower has a permanent
                                         Modification as noted on 10/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
428508528 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower requested the pay plan application.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
948950268 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower confirmed their final trial payment had been received and their modification was now in review.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
731687208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
857336928 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Servcier contacted Borrower in regards to returning Loan Modification documents back to Servicer.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower was impacted by a Natural Disaster(Hurricane) on 09/XX/2017. There ware no damages reported.
120931608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The servicer spoke to the borrower about their account and asked about the due date of payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
202591896 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/14/2015.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
597560464 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  On
                                         11/XX/2018 the borrower spoke with an agent and stated that their credit report was inaccurate during their modification.
                                         The borrower requested that there be a correction submitted to update the credit report reporting. The agent advised the borrower to give them 30 days to look into it. The research was completed and a correction to credit was submitted.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         9/XX/2017.  No damage was reported.
272750856 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Borrower called in reference to borrower's ( spouses ) credit report. Lender was to have updated borrowers credit report,
                                         Representative stated would check into the reporting issue and call borrower back.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Matthew and noted on
                                         12/XX/2016.  No damage was reported.
509066292 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  The borrower called advised of escrow shortage will be taking option one.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
301379712 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
417578238 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower scheduled a payment and stated signed and sent back the permanent modification agreement yesterday.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
307448498 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Most recent conversation with borrower was borrower committing to make payment on 01/XX/2018.  Loan is performing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
508739121 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  property; identified   Commentary states borrower called in regarding the year end statement information.  Borrower is deceased and
                  and documented         Executor/XX/22/XX/13/2017.
951549228 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called 6/XX/2018 to check the receipt of the MOD documents and was advised the documents were received; borrower made a payment.  As noted on 6/XX/2018, the borrower has a permanent Modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
903898296 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
784673034 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower made a payment and was also advised system is pending for update of new permanent modification terms.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a natural disaster area due to hurricane. No damage noted.
857666796 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  It appears the borrower called in reference to making their annual tax /XX/23/17
415223844 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  On
                                         11/XX/2017 the borrower spoke with an agent and reviewed the status of the loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
442182312 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The customer was contacted and provided a total amount due, and also of the pending sale date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to Hurricane Irma.
490201940 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                  property; identified   Borrower inquired about a letter that was received in February about the payment increasing.  Borrower promised a payment
                  and documented         for $828.05 today at the branch. Call transferred to customer service to discuss the payment increase.  Borrower is deceased and Executor/XX/26/2014.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
874040244 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in to make a payment and was transferred to IVR system.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
933216669 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower states working 2 jobs to try and make up for the time was delinquent, borrower also set up 3rd trial payment in the amount of $934.44.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
509965932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On
                                         05/XX/2018 the borrower spoke with an agent and stated that the permanent modification documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
528828384 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The last contact with the borrower was on 09/XX/2018. The modification documents were received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
505897560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called in and stated was unemployed and needed a special forbearance. The agent advised borrower that the payment is suspended from 11/XX/2017 - 01/XX/2018. The agent advised borrower of negative credit reporting and stated can still make payments on account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
899280144 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Spoke with borrower advised of late chargers, credit reporting. Borrower called in to inquire on a letter received stating the permanent modification documents were not received. Researched document portal and the permanent modification were received on 07/XX/2017 and also notarized internally of the same day.  Educated the borrower on the post closing process and on permanent  modification  payments. Provided customer service phone 800-669-5224 so borrower can call and scheduled payment on 08/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
269246140 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in and stated received packet yesterday that states can go into foreclosure. The borrower stated is following servicers process and has already made 2 out of 3 trial plan payments on the account after the special forbearance from Hurricane Irma. The agent explained that the packets are system generated because the account still shows payments are due. The borrower was advised once the 3rd trial plan payment is received will then receive documents to sign and send back to update the account and bring the laon current. The borrower stated wants something stating she is good and agent advised unable to send out anything and transferred the call.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma in 09/2017.
927758748 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Comments from 4/XX/2018 indicate borrower was going into branch to make a large payment to bring account current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments from 3/XX/2018 indicate borrower turned down flex mod due to mod extending loan term.
220121916 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called in to make a promise to pay $384.71 on 05/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
518702436 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The servicer spoke to the borrower about their account.  They provided basic insurance information and confirmed insurance information was updated.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is in a FEMA disaster zone due to a hurricane as of 9/XX/17.
811765164 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On
                                         09/XX/18 borrower called and stated will make a payment at branch office on 09/17.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
992511458 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         08/XX/2018- borrower called in- assessed late fee  transferred to department to discuss.... 3/XX/2018 Contacted borrower stated modification documents received will complete and return.... 12/XX/2017- Borrower called in -home owner occupied-
                                         advised  of NOI expiration and options- on a trail payment paid payment early- rep advised how applied- borrower request payment be returned... 11/XX/2017 Borrower called in about rial modification payment.,, 12/XX/2016-borrower called about payment on loan discussed assistance...10/XX/2016- Called Borrower could not talk driving....08/XX/2016- called about payment increase advised due to tax increase and insurance- customer to fax proof of insurance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
894801936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  On
                                         3/XX/18 inbound call Lender verified RFD short term, owner occupancy, and arranged a $461.72 payment effective 3/XX/18.
                                         Borrower though he/she was on bi-weekly payment, Lender advised of free options and advised must be current to pursue.
                                         Borrower advised late payment was oversight.  Lender advised of help options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
354654531 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower called in to make a payment and also called back to payment the escrow shortage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
706799313 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The representative advised the borrower that the account is current.  The loan modification documents has been received and is in final closing stage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
943252548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Commentary dated 5/XX/18 indicates last borrower contact borrower called in concerning discussions on permanent modification docs.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
994162176 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On
                                         5/XX/2018, the borrower stated that they will return the permanent modification documents as soon as they are received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
304628100 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower provided NOI and
                  [1] Mortgagor Deceased expiration date. Payment requested.  Borrower is deceased and Executor/XX/14/XX/13/2017.  No damage was reported.
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  and documented
922630800 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Most recent contact with borrower stating perm modification documents sent in.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property located in FEMA disaster area Hurricane Irma on 09/XX/2017.  Borrower notes minimal damage from fallen tree however; out of work due to hurricane.  Damage is $700.00 which is less than deductible.  No other damage noted.  No claim opened or active.
721225726 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called to discuss escrow account
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
741001770 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower inquiry in regards to the fluctuation in the monthly payment amount.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
149220288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower advised that they were having trouble making payments and wanted to get the payments back on a payment plan. The agent advised that they did see that their payments had been rejected and transferred the call to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
107437008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  CRM
                                         Commitment call, spoke to borrower. Provided Miranda, Privacy, HUD. Verbal communication : next scheduled appt 11/XX/15
                                         10:30am and prescheduled payments for 11/XX/15 and 11/XX/15.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
572730816 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Agent spoke to borrower regarding receipt of signed mod documents from the borrower.  The documents are in review.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 10/XX/2018- Servicer received signed permanent modification documents from borrower. Agent advised borrower the documents still need to be reviewed and approved before mod booking.
930437676 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The customer called in regarding the modification documents. The servicer advised the documents did not need a notary.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Natural disaster on account due to hurricane Irma on 09/XX/17. Natural disaster relief from 09/XX/17 to 10/XX/17.
989843904 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                  [2] Property is        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  located in a FEMA      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for
                  disaster area.         default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Harvey and noted on
                                         08/XX/2017.  No damage reported.
524579016 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The servicer called and spoke with the borrower regarding modification and borrower stated not interested in any assistance and agent closed the modification review.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma in 09/2017.
902039040 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called 5/XX/18 to verify his loan had an escrow account.  He was told the investor required an escrow account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Harvey and noted on
                                         08/XX/2017.
513384564 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  THE
                                         BORROWER CALLED TO DISCUSS MODIFICATION OPTIONS.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
775939500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called about a letter they received about the escrow. Borrower was advised that the modification passed QC review and that the escrow letter was based off of old information. Borrower was advised to call back in few days, after the modification changes occur, to see if there are any outstanding escrow amounts owed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
635545680 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The servicer called and spoke with the borrower and advised that the permanent modification documents were received 05/XX/2018 and explained the return process and time frame. The agent advised that the statements and system may still show contractual amount due but will be updated within 30 days.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: This property is located in a FEMA Designated Disaster Area (Hurricane Irma, September 2017). No
                                         property damages were reported.
633946599 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
762614832 2       [2] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/12/XX/12/2017.
                  property; identified   Estate is keeping loan current.
                  but not documented
496590336 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called and stated the payment would be made at the branch office on 3/XX/2018. Also provided 24 hour authorization to a third party.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
321831216 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower stated that they will make a payment at the branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 1/XX/18 indicates borrower had special forbearance due to FEMA disaster area; no current damage indicated.
292621464 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Borrower called to discuss the tax escrow and the possible payment increase.  Borrower is deceased and
                  [1] Mortgagor Deceased Executor/XX/26/XX/04/XX/4/XX/26/2018.
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  and documented
868212576 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On
                                         09/XX/2018 the borrower spoke to an agent and was able to set up a payment with the agent. The borrower and agent discussed the payment posting, the next payment due and agent provided the confirmation number to the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2018.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
972091008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called for status on appeal advised mod appeal has been approved. Letter was generated due to previous appeal.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
770921508 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called for assistance with setting up bill pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
206307444 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in to discuss the payment and recent escrow updates and wanted to ensure that the payment was reduced. The agent advised that nothing has been done recently and transferred the call to an associate in customer servicer for further assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
518362572 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower declined modification and brought loan current themselves. 07/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is current with payments.
206099388 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower inquiry in regards to escrow changed on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
236116386 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                  [2] Property is        Borrower discussed trial modification and decline letter they submitted. Borrower also discussed the escrow account.
                  located in a FEMA      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  disaster area.         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The comments dating back to 08/XX/2017 indicated the property was located in a natural disaster zone. No sign of damages.
193192692 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower was advised of when the new payment would start and to call or mail in the payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to Hurricane Irma.  No property damage was cited.
964094208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  On
                                         12/XX/2017 spoke to borrower and informed the loan is in normal status.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
585881406 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Spoke with borrower, advised have been waiting for paperwork. Provided the home loan help website and advised that we will send a package in the mail today
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Hurricane(Irma) comments noted on 1/XX/2018, however; there was no evidence of any outstanding property damage on file.
261415392 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called 2/XX/2018 to check the status of the permanent documents that were mailed 4 days ago and was advised not showing received yet.
                                         Borrower called on 2/XX/2018 and was advised the permanent MOD documents were received today and pending review. Per the note on 5/XX/2018, the borrower has a permanent Modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
554228220 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Agent called borrower to collect on loan, borrower declined to be transferred to cell phone consent automated system but did inform that payment in the amount of $1441.45 will be made on 9-7-18 via web.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane Harvey 08/2017); no damage reported.
546871164 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                  property; identified   Spoke with borrower advised total amount due. Asked for payment. Borrower is calling requesting 1098 taxes. Customer
                  and documented         transfer to customer service for assistance.  Borrower is deceased and Executor/Heir exists to dispose of property;
                                         identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
568073187 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a commitment to make a payment by 06/XX/2018 at the branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
518752416 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Called the borrower who promised to pay advised doesn't need assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to Hurricane Harvey.  No property damage was cited.
315213864 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  the customer was contacted and stated that they would call back
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
536265408 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Customer discussed payment posting information. Customer ordered amortization schedule.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Disaster date 09/XX/2017
182433506 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
900389700 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower called in to have ACH set up for 3rd of month. Agent advised borrower of ACH form and transferred call to Customer
                                         Service for further assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
721745622 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  the
                  property; identified   authorized party called in and made a $1400.00 payment. the agent noted the property as vacant in the comments. the mailing
                  and documented         address was updated.  Borrower is deceased and Executor/XX/24/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
531586836 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The servicer called and spoke with the borrower and advised of the notice of special flood hazards and availability of federal disaster relief letter dated 07/XX/2018 and 08/XX/2018. The borrower stated has not received either letter and that the one received will have her attorney look at it before signs the same. The agent advised that the letter sent on 08/XX/2018 should be received later this week. The agent was unable to close the call as the line was disconnected.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The borrower is in a natural disaster area due to Hurricane Irma in 09/2017.
987184968 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower was contacted and indicated he saw that the servicer had corrected the credit reporting on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: This property is located in a FEMA Designated Disaster area. (Hurricane Harvey on 08/XX/2017). No property damages were reported.
791553252 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  the
                  property; identified   customer was contacted and provided the total amount due, promise payment by the end of the month  Borrower is deceased and
                  and documented         Executor/XX/22/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
879058236 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in with concerns regarding inspection fee. Advised we will waive as a courtesy because they brought loan current. Advised no guarantee the fee would be waived. However, there will be no more inspections scheduled unless the loan falls delinquent again. Borrower requested to speak to assigned CRM and advised they were not available.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
831243718 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in and agent reviewed account and advised loan is current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma and noted on 09/XX/2017.
431727240 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         10/XX/18 Lender spoke with borrower regarding loan status. The lender advised that the loan was three months past due and the borrower stated that they would cure the delinquency and did not need assistance. Loan is currently die for 07/XX/2018
                                         12/XX/18  Borrower was advised that loan is current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
614375424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         08/XX/2018 -- Talked to borrower to explain the escrows on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
719418051 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The
                  [2] Property is        borrower stated they have their payment set to auto draft; they also requested to speak to the escrow department.  The
                  located in a FEMA      borrower discussed the escrows and was advised the only way the payment would go down is if the escrow changes that the
                  disaster area.         payment recently went down because of the modification from $1,035 to $993.66.  Per commentary the borrower originally requested a special disaster forbearance due to Hurricane Harvey on 08/XX/2017, no damages listed to subject.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments 08/302017 reflect subject located in FEMA Disaster area for Hurricane Harvey.
981687168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  On
                                         10/XX/2017 spoke to the borrower and the borrower expressed dissatisfaction in getting collection calls. Reminded borrower about their commitment to pay $1075.89 on 10/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
202159104 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         0912/XX/01/XX/10/XX/05/2017 reflects that the property was located in a FEMA natural disaster area due to Hurricane Irma.
                                         No property damage was cited.
725857407 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Servicer called the borrower and requested payment.  Verified borrower's information.  Borrower is deceased and
                  [1] Mortgagor Deceased Executor/XX/24/XX/13-2017 - 10/XX/2017
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  and documented
330767640 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Comments from 8/XX/2018 indicate borrower called in and made a payment by phone. Comments from 6/XX/2018 indicate borrower brought account current and did not want modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Harvey and noted on
                                         08/XX/2017.  No damage reported.
757698430 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On
                  [2] Property is        5/XX/2018 spoke to borrower loan modification documents are under review as of 5/XX/2018. Reminded borrower the next payment
                  located in a FEMA      due is June 1st.
                  disaster area.         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to Hurricane Harvey.  No property damage was cited.
580363904 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called to make payment by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Hurricane(Irma) comments noted on 3/XX/2018, however; there was no evidence of any outstanding property damage on file.
339514140 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called inquiring about modification process.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to Hurricane Irma.
954304560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         spoke with borrower and went over modification paperwork sent to borrower,
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
943575633 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The customer called provided a payment in the amount of $564.00
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
191523360 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On
                                         08/XX/2018 the borrower spoke with an agent and was told the total amount due and they discussed the status of the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Per notes  09/XX/2017, the property was affected by Hurricane Harvey 08/XX/2017. The property was not damaged.
358556520 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The agent provided the principle balance, current interest rate, escrow balance, payment received and next due date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
347380992 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
721011480 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                  [2] Property is        Borrower called to modify payment
                  located in a FEMA      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  disaster area.         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a Federally declared disaster area due to Hurricane Harvey on 08/XX/2017.
449770020 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.
                                         Borrower called 10/XX/2015 about setting up loan Modification (MOD). Borrower called 10/XX/2015 and was advised to expect permanent documents and to keep making the payments and to disregard the collection letters; borrower made the last 4th trail payment on 9/XX/2015.  Borrower called 11/XX/2015 and 11/XX/2015 to check the status of the MOD documents not received;and was advised the permanent MOD documents were mailed to the property address on 11/XX/2015. Borrower called
                                         11/XX/2015 and was advised the permanent documents were received. As noted on 1/XX/2016, the borrower has a permanent
                                         Modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2014.  A motion for relief was filed 12/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
357466956 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower was contacted to discuss options available on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
983081682 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower stated does not agree with the account status and requested to move funds from principal reduction to go towards the 07/XX/02/XX/11/XX/2017); no damage reported.
804309561 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The customer called in a phone payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
456434352 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
978378492 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower spoke to the servicer and made a payment.  The mailing address was updated.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is in a FEMA disaster zone due to a hurricane as of 9/XX/17.
716233392 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The
                  property; identified   borrower was advised of the modification terms.  Borrower is deceased and Executor/Heir exists to dispose of property;
                  and documented         identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: One of the borrowers is deceased; the date of death could not be determined from the comments.
365213856 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.
930207768 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in and stated they were concerned with receiving all the phone calls.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: the property was impacted by Hurricane Irma in 9/2017. The borrower requested a special 3 month forbearance due to the borrower being impacted by the hurricane. Slight property damage noted indicated there were 3 trees down and some damage to a fence.The borrower stated there was no insurance claim filed. After the forbearance period, the borrower's loan was modified since the borrower indicated they could resume the normal payments, but wouldn't be able to make the 3 skipped payments to bring the loan current.
599200224 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower stated had received permanent modification documents online and inquired about a breakdown of the $739.25. Agent stated was unable to address the borrower's concern and transferred the borrower to a Team Lead.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
209938004 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The loan status is current and performing. On 10/XX/2016 and 10/XX/2016 the servicer called the borrower, regarding payment, the borrower stated his spouse handles the payments and she was out of the Country no payment will be made until December 2016, the borrower disconnected the call.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
999300120 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower was advised of the decline letter due to the borrower not accepting the modification offer and borrower confirmed that the modification was declined.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Harvey and noted on
                                         08/XX/2017.
831437292 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                  property; identified   Borrower called and completed pay by phone for $556.30 dated for 04/XX/18  Borrower is deceased and
                  and documented         Executor/XX/12/XX/11/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Authorized third party called to dispute fee.
                  [1] Verbal Dispute -   Representative informed additional fees are owed.
                  Servicer responded and REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  appears issue is       FORECLOSURE: No evidence of current foreclosure activity.
                  closed                 BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
823767048 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On
                                         07/XX/18 borrower was advised that permanent modification documents had been received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The comments dating back to 09/XX/2017 indicated the property was located in a natural disaster zone. No sign of damages.
546701232 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called about statement received. Advised borrower of monthly payment 1953.80.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Hurricane comments noted on 5/XX/2018, however; there was no evidence of any outstanding property damage on file.
379138284 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  the customer was contacted and advised that the loan modification was received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Harvey and noted on
                                         08/XX/2017.
367793217 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The co-borrower called in and made the June payment in amount of $694.14 to post today and was provided with the payment confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma in 09/2017.
452678856 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         05/XX/2018- Borrower called in committed to payment for $12,795.36 at branch 05/XX/2018....04/XX/2018- Borrower called in-
                                         home is owner occupied- Borrower stated unaware of short and long term options-delinquent he is a independent contractor and work was slow, back to normal now. discussed reinstatement amount- reordered reinstatement due to the previous one expired....03/XX/2018-borrower called in stated new job can male payment- rep advised foreclosure status will need reinstatement amount....02/XX/2018- Borrower called stated things getting better will bring current soon....01/XX/2018-...
                                         Borrower called in reference to email received approval for modification rep advised need documents.....
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
701569658 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
112428756 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The servicer called and spoke with the borrower to advised of the decline letter. The borrower stated is aware and wanted to see about refinance and the call was transferred to the refinance department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
600739608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in to check on status of refund check and was transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
720241788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments 08/XX/2017 reflect subject located in FEMA Disaster area for Hurricane Harvey.
151439400 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower inquired about documents needed to be returned for modification.  Borrower is deceased and
                  [1] Mortgagor Deceased Executor/XX/03/XX/04/XX/19/2017; no damage noted in comments.
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  and documented
653178624 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/29/2014.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
126124770 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Spoke with borrower who confirmed received trial period plan notice. Borrower  has no current questions at this time.  Re caped the trial period plan starts 08/XX/2017 thru 10/XX/2017 and borrower understood.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
383203344 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was just returning a call received the prior Friday.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
332776836 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Account has been brought to current and borrower opted out of loan mod.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
162083790 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
727049064 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The servicer called and spoke with the borrower who verified that the property is owner occupied. The agent advised borrower of the total amount due. The borrower stated is confused because received a letter regarding unapplied funds. The agent informed the borrower that is due to the loan going through the modification process and it takes 30 - 60 days for the account to go back to normal servicing. The borrower stated sent in the modification agreement already and the agent advised it is in the process of closing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma in 09/2017.
409366188 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower verified their information and stated they would make their payment that same day at the Bank Branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is in a FEMA disaster are from Hurricane Irma dated 09/XX/2017.  There were damages to the roof which have since been repaired.
131747283 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower requested reinstatement figures
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
158276664 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On
                                         06/XX/2018 the borrower spoke to an agent and the agent was able to verify that the modification documents were received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments 09/XX/2017 reflect subject located in FEMA Disaster area for Hurricane Irma. There was no property damage.
785891403 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Comments from 7/XX/18 indicate borrower called in to setup auto draft for the 5th of each month.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017.
719801964 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The servicer contacted the borrower informed the borrower the next payment due was 05/XX/2017 and that the final modification documents were received and modification is completed and loan has returned to normal servicing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
575922402 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
712704804 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to verify that reinstatement figures were going to be sent to them.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
566273367 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Spoke with borrower calling on status informed of documents needed - RMA is incomplete. Explain to borrower that even though the rental property  3234 unit has zero rental income or vacant now, borrower stated no first mortgage and the second lien is charge off or bad debt  Advise still need property taxes and homeowner insurance and HOA information for debt calculation. Borrower still the owner and obligate to pay property taxes. Please send in 2017 property taxes statment , confirm home owner insurance and HOA fee . Borrower stated that this property went to foreclosure no has property informed will return to underwriter.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
514027174 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called to confirm commitment of payment in the amount of $474.59 on 09/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Subject is located in a FEMA declared disaster area - Texas Hurricane Harvey (DR-4332). Major disaster declaration declared on 08/XX/2017.
713808612 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower advised not interesting in permanent Modification terms. Borrower also did not want Short Sale.  Borrower was advised that Modification denial letter was sent 09/XX/18.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
131577348 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower contacted the servicer to discuss waiving the late charges; the servicer did waive.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
508626468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrow was contacted 12/XX/17 to advise the borrower the permanent mod docs had been received.  The borrower was advised the
                                         Jan. payment was the next payment due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
151369428 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower advised that the second set of modification documents have not been received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
607127052 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                  property; identified   Borrower called in to make a payment in the amount of $730.90 for 10/XX/2018.  Borrower is deceased and Executor/XX/27/2015.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
450299808 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On
                                         05/XX/2018 the borrower spoke with an agent and ensured the documents were received. The borrower advised would try to get payment made. The agent reviewed the grace period between the 1st & 15th.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Per note on 03/XX/2018 the property was impacted by Hurricane Irma on 09/XX/2017. The property was not affected.
273735242 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called 7/XX/18 to say would make a payment next Friday.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
108876432 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Called and spoke with borrower and informed borrower that Modification completed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to Hurricane Irma on 09/XX/2017.  There is no property damage to the property.
752368932 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was advised on 06/XX/2018 the modification process was completed and the loan was next due for 07/XX/13/2017 indicated the property was located in a natural disaster zone. No sign of damages.
243711248 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On the last call on 10/XX/18, the borrower called to discuss payment posting info and the next payment due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Loan was in special forbearance 11/XX/17 to 2/XX/18 from hurricane Irma impact.  No subject damage.
373212675 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  an
                  property; identified   authorized party promised to pay $373.38 on 11/XX/2018.  Borrower is deceased and Executor/Heir exists to dispose of
                  and documented         property; identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
928448472 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         12/XX/2018 Review-Notes indicate that borrower called to schedule a Promise to Pay payment for loan account. Agent processed payment and gave borrower confirmation number
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
607536888 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called and made a promise to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                         ADDITIONAL INFORMATION: NA
822390912 2       [2] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  property; identified   Notes indicate that executor of estate called in and was advised the loan was in foreclosure. The caller requested
                  but not documented     reinstatement figures and stated that their dad was on the line and he was going to help reinstate the loan. The agent provided wiring instructions and the overnight address and ordered the reinstatement figures.  Borrower is deceased and
                                         Executor/XX/30/XX/25/2018-Executor of estate was granted authorization for the deceased borrowers estate per a letter of administration received and received by lender.
115293864 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/07/XX/15/18.  Loan
                  property; identified   is current
                  and documented
784121580 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower payment made in the amount of $850.32.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Hurricane(Irma)comments noted on 3/XX/2018, however; there was no evidence of any outstanding property damage on file.
956017440 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Servicer advised the borrower permanent loan modification documents have been received. Advised loan modification should be done by the end of the month and to followup in 7 days.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a natural disaster area due to hurricane.
485905560 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
527219028 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called in about escrow account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
688724400 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Customer called for status on modification. Customer informed permanent documents executed. First permanent payment due
                                         11/XX/2018 scheduled for 11/XX/2018 for $1,877.77.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The borrower was affected by Hurricane Irma, which was declared a FEMA disaster on 9/XX/2017.  No indication of any damage or hardship.
655257792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was contacted and stated to call back tomorrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
207187092 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called in to request loan history with a breakdown of all fee assessed in relation to the foreclosure and bankruptcy.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
871361316 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  the borrower called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
971072883 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower was advised that permanent codification documents have been sent and need to be signed and returned by 05/XX/18.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a natural disaster area due to hurricane. No damage noted.
293640633 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
737524872 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On
                  property; identified   06/XX/2018 the borrower spoke with an agent due to not being able to process payment through system. The agent assisted the
                  and documented         borrower.  Borrower is deceased and Executor/XX/19/2013.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
484183144 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called servicer's property claims department and was checking if it was okay to endorse the check at the branch.
                                         The servicer advised borrower that was okay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
851209380 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Servicer inquired if the borrower has received the permanent modification documents and if the borrower will be accepting the modification.  Borrower will be accepting the modification and will return the documents via FedEx.  Borrower made a payment on 08/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: The borrower was affected by Hurricane Irma, which was declared a FEMA disaster on 9/XX/2017.  No indication of any damage or hardship.
827718780 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Provided disclosures, and processed payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is current with payments.
287451252 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
315743652 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  THe borrower verbally updated their insurance declaration information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
917482860 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
991793124 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower was advised that docs were received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
513487282 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The executor of the deceased borrower's estate called in and a reinstatement quote was ordered. The caller was advised to follow
                  [1] Mortgagor Deceased the instructions on the reinstatement letter. A prior call on 1/XX/18 indicated the property would be kept.  Borrower is
                  - Executor/Heir exists deceased and Executor/XX/06/XX/2017, no property damage was noted.
                  to dispose of
                  property; identified
                  and documented
761623830 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Servicer verified payment received
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
675262467 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
216486694 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower call in regards to the accounts escrow shortage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
917113008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
935825520 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The
                  [1] Written Dispute -  borrower called to update the bank information.
                  Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2012.  The dispute type is Written and the reason is Credit within 60 days and no  Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication further communication  from mortgagor.  The borrower disputed the credit reporting of previous an present account status and payment rating. This
                  from mortgagor         was resolved on 10/XX/2012 with no changes made.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
401399376 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Spoke to Borrower and they advised that they was changing insurance and wanted a fax number to send in new insurance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments 09/XX/2017 reflect subject located in FEMA Disaster area for Hurricane Irma.
670871544 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Agent analyzed account, ordered statement, provided FDCPA/XX/19/XX/23/XX/2017); no damage reported.
529237071 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
655977504 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Spoke to Borrower and process a phone payment in the amount of $946.08 for 05/XX/18 and advised of short term and long term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
413634480 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The customer called in to dispute lapse in insurance coverage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: 10/XX/2018-12/XX/2018 There is no Contact with Borrower In Collection Comments.
162504972 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2010.
                                         inbound call from authorized 3rd party inquiring on status of MHA mod. call was transferred to MHS for further detail.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
800609846 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                  [1]                    Borrower called servicer for branch endorsement. The endorsement was approved due to hurricane Irma.
                  Damaged/Occupied/FEMA  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  Zone - Active          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  insurance claim and    FORECLOSURE: No evidence of current foreclosure activity.
                  funds held by servicer BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  with indication of     LITIGATION: There is no evidence of litigation on the file.
                  related contractor bid TITLE ISSUES: There is no evidence of title issues.
                  sufficient to cover    PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower
                  repairs                called in on 02/XX/2018 to request a branch endorsement for a claim check in the amount of $8420 dated 02/XX/2018.  The borrower noted urgent roof repairs due to Hurricane Irma.  The endorsement was approved and endorsed at the branch on
                                         02/XX/2018.  The status of repairs was not provided.  The damage repair amount is estimated at $8,420.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
639594060 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                  [2] Property is        EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2016.  The dispute type is Written and the reason is Credit
                  located in a FEMA      Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication
                  disaster area.         from mortgagor.  Borrower disputed credit reporting. Servicer updated all account information and issue appears to be resolved.
                  [1] Written Dispute -  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  Servicer responded     FORECLOSURE: No evidence of current foreclosure activity.
                  within 60 days and no  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  further communication  LITIGATION: There is no evidence of litigation on the file.
                  from mortgagor         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017
724540068 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  On further communication  09/XX/2018 the borrower spoke to an agent and requested the general tax information. The agent provided the borrower with
                  from mortgagor         the parcel number, the due dates and the delinquent dates.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a dispute for the credit reporting. The borrower is disputing the account status and payment rating, the current balance,monthly payment, actual payment amount, past due amount, current balance and original charge - off. The agents reviewed the account in AS400 and found no findings.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
990251910 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
265603716 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
332273532 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower called in to get assistance with understanding billing statement and verified property is owner occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
306789318 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
488262328 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
642722808 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called in to make phone payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property affected by Hurricane Harvey.  3/XX/18 commentary indicates repairs 100% completed.
492432948 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
536546340 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower advised would return modification documents.  Commentary indicates documents not received and no subsequent borrower contact.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
862857394 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower contacted the servicer to check on the status of the modification, servicer advised need additional documentation;
                  [1] Verbal Dispute -   borrower stated was done with sending documents and for the servicer to do what they needed to do.  Borrower comments
                  Servicer responded and indicate no hardship only wanted to lower the interest rate.
                  appears issue is       EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2016.  The dispute type is Verbal and the reason is Payment
                  closed                 Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower stated
                                         reason for late payment is payment dispute as the borrower was wanting on the HAMP Recast information before making the payment.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments 09/XX/2017 reflect subject located in FEMA Disaster area for Hurricane Irma.
833146677 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
396450694 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The
                  [2] Property is        borrower verified their information and committed to mail a payment of $1,087.61 that same day.
                  located in a FEMA      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  disaster area.         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.
259985964 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Borrower called with dissatisfaction. Borrower wants to know why payment increased. Advised borrower loan is ARM and advised of terms.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
615853560 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower contacted the servicer to confirm the insurance information had been updated.  Per commentary 01/XX/2018 the borrower was working with a 3rd party who was authorized on the account for a possible modification.  Per commentary
                                         09/XX/2018 the underwriter is missing financial documentation to complete a modification review.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 12/XX/15 commentary indicates correspondence sent to borrower's counsel; no indication of active litigation.
726489288 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         9/XX/2017.  No damage was reported.
242692884 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
489424152 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
839466420 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower called for a copy of the original modification letter.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
595621656 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Harvey and noted on
                                         08/XX/2017. No damage was reported.
598780392 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
765263772 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower was advised that one set of the final modification documents was for personal records and needs to return the second copy signed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
695631636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         inbound call form borrower regarding insurance. borrower also ask for payment due, stated borrower needed to wait for state funds to arrive in order for borrower to pay. hoping to make payment before end of month; options discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
658586460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
710575656 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                  [2] Property is        Representative advised the borrower we received the signed permanent modification documents, advised of 30 days time-frame
                  located in a FEMA      for post-closing, and answered all questions.
                  disaster area.         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane Irma noted on 3/XX/18. No damages were reported.
647390940 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
455284467 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
653778384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
272432754 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called in for HUd number. Advised number to hud.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
449320200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
997240944 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
311478849 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Borrower called in to request loan documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
521321388 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
646731204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
585585672 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Discussed payment posting information. Confirmed payment received. Discussed next payment due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
983691621 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The
                  property; identified   borrower was advised to allow more time for the payment to post.  Borrower is deceased and Executor/XX/11/2017.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
430497732 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On
                                         7/XX/17 The Borrower called and stated that she wanted to modify the loan.  The Lender mailed her a HAMP mod package 8/XX/17 but Borrower did not return the package.  She also stated that she couldn't afford the home any longer and had been given a
                                         'caregiver for the family and deceased.
                                         On 10/XX/18 the Borrower called in and had a general discussion about the escrow account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
614946986 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
836225376 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower made payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
226114768 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2012.
                                         spoke with borrower to confirm with trial payment will take place. stated borrower should received with 2 to 5 business days.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
846466140 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
474630072 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  The borrower made promise to pay at branch. borrower called about concerns with modification letter in regards to incentive.
                                         Transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
943582416 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called to have payment applied to the September payment. Loan is currently due for 10/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
365813616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         09/XX/2017= Borrower called in- property owner occupied- called to discuss forbearance plan option rep informed of options and workout options, advised of the status of the account- borrower to call back.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Per Notes: Previous modification completed 03/XX/2013
268322628 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Spoke with borrower and asked for payment.  Processed a phone payment in the amount of $1316.04 effective 7/XX/18. Verified borrower information and provided call back number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
970941468 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                  [2] Property is        Spoke to borrower about refinance to lower the interest rate.
                  located in a FEMA      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  disaster area.         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The borrower was affected by Hurricane Irma, which was declared a FEMA disaster on 9/XX/2017.  No indication of any damage or hardship.
136916307 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
711145428 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Co-
                                         borrower calling regards to correspondence received and wants to know further explanation with term of note after account was modified. Borrower concerned in regards what can do to remove ex-spouse from the note or title, divorce spouse about 6 years ago. Representative transferred to customer service for additional assistance and provided call back number. Per co-
                                         borrower's request provided assumption/refinance 800# to seek assistance how to remove (ex-spouse) borrower from the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
868392504 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
319787208 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                  [1] Verbal Dispute -   Borrower called in about late fees charged Borrower wants late fees reviewed. Advised will review account and call back.
                  Servicer responded and EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Verbal and the reason is Payment
                  appears issue is       Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower
                  closed                 stated made a payment for January which has not posted to the loan. The agent advised it was due to the payment being short
                                         $128.83.  On 02/XX/2018, the customer wanted the principal curtailment of $916.67 applied on 11/XX/2017 to be moved and applied toward an extra payment.  The agent replied on 02/XX/2018 that the request could not be honored since those were MHA incentive funds.  The shortage payment was made on 02/XX/2018.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
837045048 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
706837152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
698720400 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
651589260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
418842396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
732836748 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called in to inquire about insurance payment history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
415158480 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: No evidence of recent contact with the borrower.
                  further communication  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit
                  from mortgagor         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  09/XX/2012 should report as current. Servicer responded.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
877818732 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2011.
                                         inbound call from borrower inquiring on loan mod as borrower had received a letter stating loan was ineligible for loan mod.
                                         loan servicer advised need to transfer borrower to HRD dept who can assist.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
965183772 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Provided borrower principal balance information, payment received and next due date. Provided interest rate and escrow balance
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
548230332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
313564524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower conted lender to inquire about the insurance on the property. The loan is currently due for 10/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
728998284 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         Borrower inquiry in regards to pending account payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
432297012 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower wants name changed to married name.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2012.  The proof of claim was filed 11/XX/2009.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
299170284 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
711107750 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called in and was provided general information.  Processed EPP and provided confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
944981856 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Billing
                  [1] Written Dispute -  Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication
                  Servicer responded     from mortgagor.  Servicer removed date of first delinquency and updated account disputed information.
                  within 60 days and no  REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  further communication  FORECLOSURE: No evidence of current foreclosure activity.
                  from mortgagor         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
373360596 1       [1]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                  insurance claim and    Borrower called in on 08/XX/06/XX/12/XX/23/XX/27/XX/01/XX/30/XX/13/2017.
                  funds held by servicer
                  with indication of
                  related contractor bid
                  sufficient to cover
                  repairs
404568108 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose
                  property; identified   of property; identified and documented.  The date of death is unknown.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
483853210 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/07/2009.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
545141856 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Outbound call, spoke with borrower. Verified. Property is owner occupied. Provided mini Miranda, privacy statement, TAD,
                                         HUD#, foreclosure alternatives. Borrower declined to schedule a meeting.24 hr authorization to speak to daughter, competed verification with daughter, advised payment will be made 8/XX/14/XX/02/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
959618038 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower called in to customer service to obtain general information on loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
498980328 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
315813624 3       [3] Cease and Desist   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Request Received From  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Mortgagor or 3rd Party BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The servicer contacted the borrower and advised of amount due, the borrower expressed dissatisfaction in receiving calls prior
                  [2] Property is        to the grace period ending, the servicer placed a cease and desist on the file.
                  located in a FEMA      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  disaster area.         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments 09/XX/2017 reflect subject located in FEMA Disaster area for Hurricane Irma.
992142984 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower authorized a payment; agent advised borrower of confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
408826404 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Comments show borrower called in requesting to speak with insurance department about account. The borrower expressed frustration because they had to speak to several people.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
146541360 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
153779238 1       [1]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On
                  insurance claim and    08/XX/2018 the borrower spoke with an agent and updated their contact information and discussed the due date and grace funds held by servicer period on loan.
                  with indication of     EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  related contractor bid REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  sufficient to cover    FORECLOSURE: No evidence of current foreclosure activity.
                  repairs                BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 10/XX/2017 due to Hurricane Irma.  A request was made to endorse the claim checks in the amounts of $10737.62 and $2131.48 at the branch.  The borrower noted roof damage.  The checks were endorsed at the branch on
                                         11/XX/2017.  The borrower stated on 01/XX/2018 received the inspection letter and stated the work is not done yet.  The status of repairs was not provided.  The damage repair amount is estimated at $12,869.10.  Property repair is in process.
                                         The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
842902704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
937564824 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The agent advised the borrower of credit reporting, collection calls and late charges. The borrower conducted a payment for account and was advised of 3 past due payments. Borrower was advised of credit on the account for $1550.75 and asked if can make a payment of  $1949.25 and another payment of $398.50 by the end of September. Agent explained to borrower that account will be one month past due by October and borrower stated can make one payment by end of September./XX// On 10302018 -
                                         Advised of payment and lat fees due
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
157756872 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         11/XX/18 Borrower called in, provided general account data.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
                                         Comments reflect claim check on 05/XX/2016 in the amount of $4,649.18 for roof damage commented on 08/XX/2016. Original date of loss was not provided.  Per comment on 08/XX/2017, the claim check was being processed and comment on 03/XX/2018 reflects that the claim was closed. Since the claim was closed, it is assumed to have been completed.
547940390 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
739106082 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                  property; identified   Borrower received tax bill. Rep. advised payments still include taxes and insurance and rep. asked for payment. Borrower
                  and documented         promised payment.  Borrower is deceased and Executor/XX/07/2014.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
694161140 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
466643268 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower stated they will search for additional paperwork and follow up with the modification team.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.
979823996 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  the borrower called in on 2/XX/18 and was provided the payment information including the breakdown of the principal, interest, and escrow amounts. The agent discussed the increase in the escrow payment and the escrow shortage.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
527194540 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
578764224 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Borrower called in payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is current with payments.
320311824 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
354648084 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.
                                         Performing loan.  Last contact was on 12/XX/15 when the borrower called in to request that the flood insurance class action settlement check be applied to the escrow account.  No other contacts or contact attempts after this date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a natural disaster area.  No property damage was cited.
608706420 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
903558432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
426339396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called in to discuss their son taking over the loan and also went over a refinance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
244562136 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
616063476 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
658836360 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
488014716 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called in to ask what options were available for making a payment since "bill pay" takes a long time. Was told could call in and process the payment by phone or can enroll in the ACH program. Borrower stated ACH did not work.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
433576500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 08/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.  Previous Bk 7 ... case #XXX ... filed 04/XX/2008 ...
                                         discharged 08/XX/2008
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
966226716 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called promised to pay at the branch and wanted to know the amount to bring account current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
352784718 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Ton
                                         10/XX/2018, the agent discussed the evaluation notice sent to the borrower and explained the retention workout was declined.
                                         The borrower opted out of permanent modification and the account is current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.
324370200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
324150288 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
718362540 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower scheduled a payment for $1.810.25.  Owner occupancy was verified.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
917922684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
643721230 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
111315456 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2011.  The proof of claim was filed 11/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
321281436 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
418378158 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
458604135 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         7/XX/2018- Bwr called in to confirm perm mod docs had been received advised that docs had been received and next pmt due 9/1
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA- Property was Affected by Hurricane Irma but notes show checks have been issued for repairs
169993200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  An escrow analysis was performed and an overage refund was sent for $5.19.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
432466944 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
976079412 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Provided borrower with monthly payment amount and principal balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is current with payments.
160493580 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower stated they had received a letter about their special disaster forbearance.  They stated they are no longer interested in it and the request plan was cancelled.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to Hurricane Irma noted on 10/XX/2017.  There are no property damages.
869282148 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Commentary dated 1/XX/17 indicates last borrower contact borrower called and provided commitment to pay $1,295.65 on 1/XX/17
                  [1] Written Dispute -  by web.
                  Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Credit within 60 days and no  Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication further communication  from mortgagor.  The borrower is disputing credit reporting stating inaccurate information. The servicer reviewed the
                  from mortgagor         account on 07/XX/2018 and determined that the payment history is incorrect and corrected the findings.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
646291380 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
828364294 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/02/2017.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
778618428 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower advised that they received check and the agent told them to mail the same.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
473210640 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
789611031 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 08/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The
                  property; identified   servicer spoke with borrower and advised can take 10 business days to receive reissued check.  Borrower is deceased and
                  and documented         Executor/XX/21/XX/28/XX/22/XX/16/XX/22/2017 reflects case was discharged without reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
758904102 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called in and stated disaster victin of Hurricane Irma and needs assistance. The agent advised borrower of special forbearance which is a suspension period and during this period will not be charged late charges or credit reporting and at the end of the suspension period all three payments are due. The borrower declined workout and stated that the special forbearance will not help and was advised servicer would be putting the payments at the end of the loan. The borrower stated
                                         did a modification and it added years to the mortgage. The agent advised that a modification cures the delinquency and can lower the monthly payment but it does add years to the mortgage by putting payments at the end. The agent advised that these are the programs available.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
745991484 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
120535888 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called in with questions regarding payment increase. Servicer advised of increase in taxes and insurance. Borrower also wanted to have invalid phone numbers removed from account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
704468100 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The representative discussed the loan modification with the customer.  Borrower is deceased and
                  [1] Mortgagor Deceased Executor/XX/26/XX/22/XX/02/XX/26/XX/13/2017. There is no evidence of damage to the property.
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  and documented
695611644 1       [1]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Active          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                  insurance claim and    Borrower called to make payment on account.
                  funds held by servicer EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  with indication of     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  related contractor bid FORECLOSURE: No evidence of current foreclosure activity.
                  sufficient to cover    BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 7.
                  repairs                The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Claim filed for roof damage from hurricane. Claim funds received 11/XX/2017 in the amount of $13831.01. Claim funds have been released but borrower refused to allow final inspection. No evidence repairs are completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
476169456 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower was contacted on 3/XX/18 because the February 2018 payment was not made.  Borrower advised the servicer that there were many issues with the personal bank account in February but made the payment on 2/XX/18.  A $1442.43 payment was scheduled on 3/XX/18 and borrower promised to pay the March payment soon.  Servicer offered to waive the late fee.  No other lates in the past 12 months.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
392091566 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
662794776 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma. There is no evidence noted
                                         to suggest that the property was impacted.
296571324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Borrower called regarding payment increase. Servicer advised of increase in escrow payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
149140320 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         Verbally the payoff was requested,payment received and next due information was provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
635025888 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called to make payment on account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
907728418 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Performing loan.  Borrower calls in periodically for general account information.  During the review period, the borrower requested a payment history review to address an escrow shortage in 8/XX/2016 payment to apply it toward the escrow shortage and February 2018 payment.  The borrower was affected by Hurricane Irma but was not affected by it.  A forbearance was offered but the borrower declined assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
872550843 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower filed a dispute regarding a check from 2012 was never reissued to them.
                  [1] Verbal Dispute -   EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Verbal and the reason is Payment
                  Servicer responded and Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The comments on
                  appears issue is       02/XX/2018 indicated the borrower requested a stop payment and to reissue the for a stale check from 2012. The servicer
                  closed                 stated the check was already reissued. The borrower disputed stated there were two separate payments. A review of the issue was conducted and it was determined the funds were reissued on 08/XX/2012; however, they were later applied to the loan due to the borrower never cashed the check.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Natural Disaster 10/XX/2017 no damage reported
155567748 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  On
                                         11/XX/2018 the borrower spoke with an agent and discussed the payment posting of the additional principal that was sent in.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
983896284 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
749849940 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
735705663 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Borrower stated will make payment at the branch office on 06/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017, no evidence of damages.
604099584 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
932033556 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/18/2006.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
481603660 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower called regarding insurance and tax payments and asked if additional amount paid each month help reduce numbers of years to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
767246520 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 02/XX/2013.  Current bankruptcy was filed Pro SE and no POC was filed. Prior chapter 7 bankruptcy was filed
                                         02/XX/2012 under case number XX-XXXXX. Prior chapter 7 bankruptcy was filed 09/XX/2012 under case number XX-XXXXX. Prior chapter 7 bankruptcy was filed 11/XX/2012 under case number XX-XXXXX. Prior chapter 7 bankruptcy was filed 12/XX/2012 under case number XX-XXXXX.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
841333332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
420231840 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called on 04/XX/2018 to discuss the escrow analysis. The borrower requested to have the overage sent to them.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
375959556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Last spoke with the borrower when they called in about authorizing a 3rd party and POA for her.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
600189828 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
642043080 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called in response to call. advised borrower loan past due. Offer review for short and long term loan assistance
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
633366552 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower made promise to pay
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The comments dating back to 09/XX/2017 indicated the property was located in a natural disaster zone. No sign of damages.
814207126 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.
100009980 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 08/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
887065032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
177229080 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
904219120 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/18/XX/14/2017; no evidence of damage.
                  [1] Mortgagor Deceased
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  and documented
332983390 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
198420600 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                                         1/XX/2016- Bwr called in updated cell phone number and confirm Dodd Frank certification was on file
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
376449363 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Borrower made a payment by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
330797628 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
869022252 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On
                                         8/XX/2018 servicer spoke to borrower who asked about the last few payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a natural disaster area. No damage noted.
860923899 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
921015760 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The payment and escrow breakdown was provided, and the basic insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The comments dating back to 09/XX/2017 indicated the property was located in a natural disaster zone. No sign of damages.
657888396 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called in with inquiry and provided next due date and history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
127478988 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called to get reinstatement amount. Servicer provided information as well overnight address and advised payment must be received by 9/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
267903207 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower spoke to the Servicer and discussed general payoff process/XX/13/17.
163817230 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
598760400 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower was contacted for a payment.  The borrower states they mailed the payment on 02/XX/2018 and gave the tracking number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
899764008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
674262567 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower asked for the fax number to fax the Dodd-Frank form and was advised to mail it back.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.
797121024 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in to make payment $812.44.  Also informed of long and short options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
661503843 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
979807920 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The agent processed a payment for the borrower and provided a confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
158966388 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
488391156 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Borrower called in to customer service
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
176669304 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
710895528 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
218232672 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Spoke to Borrower and gave regular documentation and they inquired about increase in payment. The servicer advised it was due to escrow reserve requirement added to payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The comments dating back to 09/XX/2017 indicated the property was located in a natural disaster zone. No sign of damages.
140653716 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called in and the agent discussed payment reversal with borrower..
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma in 09/2017.
562404948 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
195921664 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called in to return the missed call. She was informed of the status  of the trial monitoring. she states that she does not have any questions.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Disaster date 09/XX/2017
816303348 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Few
                  property; identified   contacts with the borrower as the account is current.  During most calls, the borrower requested general account
                  and documented         information.  In 10/XX/17/XX/Heir exists to dispose of property; identified and documented.  The date of death is
                                         10/XX/2011.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: comments indicate there was an inbound call from the borrower on 10/XX/18 but there aren't really any comments other than the standard "canned" comments, didn't change borrower contact information.
345971556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
673660428 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/26/2012.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
                                         ADDITIONAL INFORMATION: NA
537884760 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called to make payment on account and to update insurance information
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; all damages repaired; final invoice received
                                         04/XX/2018.
570531696 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma. There is no evidence noted
                                         to suggest that the property was impacted.
279748056 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower stated that he had insurance at the same time the lender placed policy was put on the account. He states he pays his own insurance and does not need it to be escrowed. The servicer advised that refund would be requested once proof of the insurance has been verified.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Hurricane Irma comments provided on 09/XX/17. The Keywords loss draft and damage were not found during the review period but was found outside of the scope of the review in comments dated after 09/XX/18.
357716856 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/23/2014.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
798920304 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Commentary dated 9/XX/18 last borrower contact servicer processed payment for $1,2460.16 effective 9/XX/18.
                  [1] Verbal Dispute -   EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Verbal and the reason is Taxes paid
                  Servicer responded and incorrectly.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower
                  appears issue is       called on 07/XX/2017 disputing taxes being paid out. A review of the issue was completed. The comments on 07/XX/2017 stated
                  closed                 the taxes were paid correctly.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The comments dating back to 09/XX/2017 indicated the property was located in a natural disaster zone. No sign of damages.
580087872 1       [1] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  and funds held by      BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                  servicer with          Borrower called in and agent discussed payment posting information. Call was transferred to the Payment Research Second indication of related  Level Queue.
                  contractor bid         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  sufficient to cover    REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  repairs                FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 11/XX/2017 per borrower contract work for roof is almost complete - contractor wants payment.  Check is for $19001.39 from Federated Insurance.  The damage repair amount is estimated at $19,001.39.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
771681204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The co-borrower called in regarding account and the agent confirmed that the loan was current. The borrower had no further questions and is no interested in any modification review.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma noted on 09/XX/2017.
508969098 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  The borrower contacted the servicer to inquire on the account; servicer provided principal balance, payment received and next due date, current interest rate and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments 09/XX/2017 reflect subject located in FEMA Disaster area for Hurricane Irma.
420551712 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
674173032 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower verified that the home is owner occupied and authorized a payment for $4,085.79.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
251249460 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                  property; identified   Borrower called in for status of account. Modification agreement mailed to borrower.  Borrower is deceased and Executor/Heir
                  and documented         exists to dispose of property; identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
222500964 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in and agent discussed the escrow shortage and provided escrow balance. The borrower paid the escrow shortage in amount of $91.91.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
287788488 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
792322944 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Provided general information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
467822796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2011.  A motion for relief was filed 05/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
783916308 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Comments show borrower called in regarding loan status and payment. Borrower wanted to know why statement hadn't been received and provided no specifics on payment she planned to make.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.  Comments show the borrower was in bankruptcy but has since been discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
490791822 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Comments show servicer made contact with borrower and discussed possible modification. Borrower advised doesn't have four paystubs but will start saving them so may apply for modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
198710127 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower called to speak with property claims.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
639674028 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         3/XX/2017- BWR concern about receiving phone calls stating that he made pmt 2 days erlier advised they were needing to update contact info , bwr confirmed contact info
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
369052320 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower stated a payment in the amount of $348.97 was made at the branch on 11/XX/2018.  Borrower is deceased and
                  [1] Mortgagor Deceased Executor/XX/06/XX/13/2017 reflects that the property was located in a FEMA natural disaster area due to Hurricane Irma.  No
                  - Executor/Heir exists property damage was cited.
                  to dispose of
                  property; identified
                  and documented
309756048 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
783886320 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Last contact with the borrower they wanted to know if their homeowners policy came in. Borrower was advised it did come in and takes seven to ten business days.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
329887992 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The comments dating back to 09/XX/2017 indicated the property was located in a natural disaster zone. No sign of damages.
838184592 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/10/XX/10/2017.  No indication of any damage or hardship.
                  [1] Mortgagor Deceased
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  and documented
249700080 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The borrower called to get the property insurance policy information and payment history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
848340528 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2013.
                                         inbound call from borrower inquiring on additional mod package has been received and wanted to confirm if corrected perm mod doc were accepted. Loan servicer advised has not yet received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
604178232 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower called to get statement and inquire on escrow. Borrower was transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
300689928 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
                                         Borrower wanted a breakdown of the modification agreement. Representative gave the breakdown and transferred the borrower to
                                         Customer Service for an amortization schedule and an explanation of the $375 for the fees.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a natural disaster area. No damage noted.
676019484 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Borrower contacting lender for loan status. Loan is currently due for 10/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
824997492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The borrower enrolled in a pay plan account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
870391704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.  Comments show loan was in bankruptcy but has since been discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
836366544 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
621681228 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower discussed the account and ordered a monthly statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
722765418 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called and declined to be transferred to the cell phone consent automated system.  They informed of their commitment to pay $610.98 on 07/XX/18 by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
651019770 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Last contact with the borrower they wanted to know reason for the letter There were connection issues on the call.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
749739984 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
392584296 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
771151416 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.  Comments show the borrower was in bankruptcy which has since been discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
244342224 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
611755200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Borrower called in regarding missed call. Representative provided borrower with HUD information. Borrower also wanted to know about the charges to the account. Representative provided borrower with information. Borrower will try to make a payment at the branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on
                                         01/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
498200640 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                  property; identified   Borrower called in to update contact information.  Borrower is deceased and Executor/Heir exists to dispose of property;
                  and documented         identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
343965600 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA disaster area affected by Hurricane Irma.  No damage was reported.
371421372 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower had some modification questions and wanted to discuss their insurance. Borrower was transferred to customer service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
770931504 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
968392488 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
168142716 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
584076276 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower provided authorization to speak to a third party about the account. The balance and monthly payment was reviewed, verified that most recent payment was received and then discussed the next payment due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
564214224 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower was advised that the loan was boarded to the new servicer and that the loss draft check was endorsed and returned.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017 and noted on 09/XX/2017.
731237388 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower had a general inquiry.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
974380092 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called to inquire about any type assistance due to hurricane. Representative told borrower of the forbearance offer for 3 months and the total amount will be due at the end of the 3 months. Borrower said would have to call back.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
347520936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
634153144 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
802459746 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
206599338 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower discuss impound amounts and types collected. Borrower also discussed lender place insurance with agent.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
128108736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
981003760 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The borrower was affected by Hurricane Irma, which was declared a FEMA disaster on 9/XX/2017.  No indication of any damage or hardship.
284965968 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The borrower updated the mailing address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
514204236 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Borrower completed pay by phone for $111.42 dated 04/XX/17
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
998210556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
159438106 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2016.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2017.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
713174616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         Representative provided the borrower with the basic insurance policy information (company policy number, etc.) and provided fax number to the insurance department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
447880776 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                  [2] Property is        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  located in a FEMA      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for
                  disaster area.         default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The borrower was affected by Hurricane Irma, which was declared a FEMA disaster on 9/XX/2017.  No indication of any damage or hardship.
114367122 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2011.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
788914308 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called to say she will make trial payment 10/XX/2018. Borrower expressed concern that credit score was going down.
                                         Servicer advised account is delinquent but will be current once modification is completed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
453028716 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
265163892 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower called to confirm if payment was received September's payment that was paid on August 31. Representative confirmed that payment was received however the payment was applied to principle.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
654908992 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property is locate din a natural disaster area. No damage noted.
395660852 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower contacted lender for loan status. Loan is currently due for 10/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
579618060 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                  closed                 Borrower was called and indicated that she was no longer interested in any assistance.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Verbal and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  After modification the borrower's payments were not showing correctly on statement and borrower was concerned about credit reporting and application.  Account was corrected 08/XX/2016.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
883066632 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2012.
                                         Spoke to borrower  who called to check on status of loan. Borrower was advised to continue making the trial payments no decision has been made yet. All information verified.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
269163081 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments 09/XX/2017 reflect subject located in FEMA Disaster area for Hurricane Irma.
613414536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
582573462 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/14/2017 reflect subject located in FEMA Disaster area for Hurricane Irma.
                  [1] Mortgagor Deceased
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  and documented
920117979 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane Harvey 09/2017); no damage reported.
367323012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Last contact with the borrower they set up payment for 05/XX/2018 over the phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
232290708 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
342532932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Last contact with the borrower was when they called in to make a payment and discussed the payments on the loan
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
946701168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
984631527 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called to make a payment; options discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
676559268 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
709519041 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
290973564 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in a payment.  Loan returned to normal servicing after permanent modification.  Short term and long term options discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
753368532 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on
                                         10/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
998540424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
345686172 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
990840906 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
278398596 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
119412216 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
871371312 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Borrower upset we are calling about the payment when there is a grace period and upset about the late fees. Representative explained the policy.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
954068220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
361943802 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
468743121 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower discussed the account and ordered a monthly statement. The reserve requirement was changed and the loan was analyzed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
581917140 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
430343914 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.  Previous chapter 13 case# XXX filed 09/XX/11 dismissed
                                         09/XX/11
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
852458880 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
179108328 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
455027916 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The
                  [2] Property is        borrower contacted the servicer and advised was affected by Hurricane Irma as a tree was leaning on the property and the
                  located in a FEMA      borrower missed two days of work.  The servicer advised the borrower of the forbearance program and borrower could search
                  disaster area.         online for additional hurricane information for assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments 09/XX/2017 reflect subject located in FEMA Disaster area for Hurricane Irma.
356828620 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower was contacted to discuss payment.  Borrower committed to pay 954.41 on 11/XX/18 by web.  Borrower stated they should not be contacted during the grace period and borrower was educated on policy.  The borrower was advised of short or long term assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.
979138188 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
925149792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called to inform of their commitment to pay on 7/XX/18 by drop off at branch and wanted to know about the life insurance on the loan. Representative provided borrower with Customer Service phone number and transferred for further assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
845090948 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
257486964 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Spoke to Borrower and provided regular documentation.  Also advised Borrower that they have no PMI.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
140103936 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
582526896 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called and discussed general information on the loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
420601692 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
267056578 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Called borrower woke him up, he is not interested in any form of review his payment is automatic every 15th of the month.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
374420172 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
103198704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called about the modification notice they received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
325559724 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
831217380 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
718402524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Comments show borrower called in regarding loan status and payment.  Comments show borrower inquired about payment change, servicer advised due to escrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
391593300 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower called to make payment and requested payment history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2015 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
344786208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
163054752 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower advised the payment received for $200.00 on 04/XX/02018 was misapplied to principal and funds were intended for payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is evidence of reaffirmation.  Prior Chapter 13 and Prior Chapter 7 which was dismissed
                                         01/XX/2015. Prior Chapter 7 dismissed 04/XX/2015.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
675539676 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  as of 9/XX/2018 loan is performing and has been through the scope period of 10/XX/2015 tp 9/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
781731819 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Lender contacting borrower as a follow up after an inspection.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
968902284 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The most recent contact on 7/XX/18 occurred when the borrower called in to post a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The comments dating back to 09/XX/2017 indicated the property was located in a natural disaster zone. No sign of damages.
201939604 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.
                                         Servicer provided loan terms
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
890783544 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
456207444 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
584036292 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2011.  the customer provided a one time payment in the amount of $ 1488.60
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
253604637 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                  property; identified   Borrower called in to inquire why payment increased.  Borrower is deceased and Executor/XX/11/2017.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
790668372 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
750694923 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called and stated set up payments online and cancelled one but Servicer ended up drafting two anyway. Rep. advised
                                         Customer Service needs to assist. Rep. confirmed borrower does not need Modification assistance and rep. gave borrower SCM assigned contact information and hours. Rep. transferred borrower to Customer Service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
573660444 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         08/XX/2018- Borrower called in- home is owner occupied- Borrower ask for total amount due- BK discharged.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
835495668 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Notes indicate that borrower called to go over regular documentation for their account. Due to account being in bankruptcy, agent referred borrower to their attorney and verified their loan would not be reaffirmed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.  A motion for relief was filed 02/XX/2012.  Bankruptcy received: 09/XX/2011
                                         Discharged: 2/XX/2012
                                         Bankruptcy closed: 08/XX/2012
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
568466284 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Borrower called with a payment inquiry.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
546705324 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         10/XX/2016- Borrower called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
984872986 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Borrower requested a copy of the pay history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
752208996 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
887614812 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.  Prior Chapter 13 dismissed 08/XX/2011.Chapter 13 filed 10/XX/2011 and dismissed 01/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
561835176 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The
                  property; identified   borrower called in to discuss a property claim check they received. It is made out to the deceased borrower and needs to be
                  and documented         reissued.  Borrower is deceased and Executor/XX/13/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
291583320 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
623200620 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
622897704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called to verify the terms of the modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
960285732 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
848010660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called about check for property claim.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
877468872 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                  [2] Property is        Borrower called in regards to escrow, payments and fees. Borrower also updated their contact information.
                  located in a FEMA      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  disaster area.         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
789484080 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Representative provided borrower with an explanation of the fees due and discussed the late charge. Did not waive.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
736865136 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
538824384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
697260984 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  The borrower called for verbal tax form figures.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
515018493 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                  [2] Property is        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  located in a FEMA      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  disaster area.         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comment dated 03/XX/2018 reflects that No MI monthly premium as the loan is a one time paid at closing policy. The property is located in a natural disaster area due to Hurricane Irma. There is no evidence noted to suggest that the property was impacted.
219492168 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
158996376 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  [2] Property is        Most recent conversation with borrower was an outbound call.  Property is now owner occupied per borrower.  Borrower
                  located in a FEMA      commitment to pay by 12-14-2018. Borrower stated monthly payments are set up for the 14th of each month.
                  disaster area.         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2012 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: This property is located in a FEMA Disaster Area due to Hurricane Irma noted on 3/XX/18. No damages were reported.
334636092 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Borrower called to update bank information for automatic payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
518416296 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
825667425 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower contacted the servicer regarding the insurance claim, servicer advised to call back for the inspection when all repairs were completed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments 09/XX/2017 reflect subject located in FEMA Disaster area for Hurricane Irene.
255877608 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
491591662 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
672141036 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
946731156 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called in to confirm hazard premium was set to pay. Servicer confirmed yes it was set to be paid.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
719662020 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Comments from 8/XX/2017 indicates customer called in to schedule a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: Comments indicate modification completed 6/XX/2010.
698280576 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
599959920 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to make a payment. Servicer waived late fee.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area noted on 09/XX/2017; damages noted
347620896 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called she stated she received a phone call in regards to lowering her mortgage payment, but was unable to speak with the represenative. Call was transferred to CRM. Borrower is looking into refinancing options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
332097108 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower made a promise to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
402888780 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
100595976 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
124110336 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
963794328 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
145971588 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The servicer made an outbound call and advised the borrower of the total amount due and asked for payment. The borrower stated
                                         will make a payment by the 15th.  The representative advised the borrower of the long and short term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Per comments dated 09/XX/2017, the property is located in a disaster area designated and declared by
                                         FEMA.  Per comments dated 08/XX/2017 and 09/XX/2017, the borrower had roof damage and is currently living in the property.
                                         An insurance claim was filed. No evidence that the servicer is monitoring the claim.
211535352 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: 09/XX/42017 Property is located in a natural disaster area. No damage noted.
625379748 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Comments show borrower called regarding issues with online banking. Servicer directed them to tech support.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The comments dating back to 09/XX/2017 indicated the property was located in a natural disaster zone. No sign of damages.
859496064 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called and was transferred to Recovery Management System department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
585172942 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called in to make a payment. The borrower also advised their last payment was misapplied all to principal.
                  [1] Written Dispute -  EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Written and the reason is Credit
                  Servicer responded     Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication within 60 days and no  from mortgagor.  The borrower sent in a written dispute for the account status, current balance, scheduled payment amount, further communication  monthly payment amount and past due amount. The servicer reviewed the loan and indicated the date of the last payment,
                  from mortgagor         balances and payment history was incorrect and they were updated. There was no further mention about the dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
237022586 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
512057568 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower made a commitment to make a payment by 05/XX/2017 online.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
345301824 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower was transferred to the post permanent modification team to discuss the loan.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
927957195 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
539474124 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
378878388 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
166286736 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is current with  payment
154078344 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2013.
                                         Last contact was with borrower and went over permanent modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
934456068 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was provided the tax form figures verbally.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
550839576 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  On
                                         9/XX/2017 spoke to borrower about assistance due to hurricane Irma.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
735905520 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
723410520 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
691633236 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
422141076 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
486835188 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
256387404 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
520979160 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  The servicer contacted the borrower for a payment. The borrower advised they intend to make a payment on 05/XX/2016 in the amount of $858.52 at the branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
252194778 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/17/2011.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
798160176 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                  [2] Property is        Notes from 9/XX/2018 reflect call came in and account was analyzed and monthly statement was ordered.
                  located in a FEMA      EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Verbal and the reason is Credit
                  disaster area.         Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Loan dispute was submitted corrections during modification process.
                  [1] Verbal Dispute -   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  Servicer responded and FORECLOSURE: No evidence of current foreclosure activity.
                  appears issue is       BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  closed                 LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
392570739 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called wanting their property updated to no longer reflect as being in a flood zone. The agent advised borrower will need insurance representative to contact FEMA to get information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
923590416 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Last spoke to borrower called in to discuss hazard insurance for the home.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA disaster area due to Hurricane
310625700 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Verified payment amount starting November.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.  Discharged bankruptcy
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
525369768 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
591273396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2009 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
977079012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
242073132 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.
                                         Borrower called to change the draft date on a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
275488980 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2014.  The proof of claim was filed 08/XX/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
393812412 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
315703668 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/12/2012.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
580657644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called to see if he could be reviewed for modification as he would like to do some home remodeling/XX/16/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
405383784 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower called in spoke to representative. Representative informed borrower they would need to send a hardship affidavit due to the property is not the borrower primary residence. Representative also provided borrower with short sale information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
290951798 3       [3] There are          LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  indications of fraud   PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  on the loan.           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower made a promise to pay.
                  [2] Property is        EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Verbal and the reason is Fee
                  located in a FEMA      Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower
                  disaster area.         stated there was a malfunction issue with the servicer's application for bill pay.  The issue has now been resolved; but resulted in a late fee.  The late fee was waived due to banking error notes dated 11/XX/2017.
                  [1] Verbal Dispute -   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  Servicer responded and FORECLOSURE: No evidence of current foreclosure activity.
                  appears issue is       BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  closed                 LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to Hurricane Irma.  No property damage was cited. On 05/XX/2017, the homeowner stated had received a 40 year loan which is not legal; and has filed a complaint with the Federal Fraud Commission. The customer was informed to wait on a response from the legal department.  On 11/XX/2017, the servicer advised that modifications can be extended to 40 years. There are no further details regarding the FFC complaint.
859096224 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The agent provided the borrower with their monthly payment amount and loan terms.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
855507660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
924200172 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
469406100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower called in and scheduled a payment for $2477.34, effective 9/XX/2018. Late charge was waived due to Client
                                         Relationship.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
243481294 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
358578270 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
935472868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Comments from 10/XX/2017 indicate a cease and desist order in place due to borrower being represented by an attorney.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
                                         ADDITIONAL INFORMATION: Comments indicate modification completed 2/XX/2012.
147960792 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
847340928 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
145521768 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Servicer provided insurance and payment history information
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
790131942 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower advised of the deferred balance due to the modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
571421340 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Borrower was advised of escrow shortage and explained reserve requirements.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
229688088 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
199650108 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in regarding account and was advised that the next due date is 10/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2010 and there is no evidence of reaffirmation.  A motion for relief was filed 09/XX/2010.  The current bankruptcy was dismissed 07/XX/2010 but the borrower filed a notice of voluntary conversion from a chapter 13 to a chapter 7 on 07/XX/2010 and the case was converted to a chapter 7 on 07/XX/2010. Chapter 13 bankruptcy was filed 11/XX/2007 under case number XX-XXXXX.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments 09/XX/2017 reflect subject located in FEMA Disaster area for Hurricane Irma.
606177432 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower called to get 1098 tax information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
448570500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
474080292 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
706977096 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                  property; identified   Borrower was contacted and advised of commitment for a payment of $999.77 on 09/XX/18. Borrower also stated they have been
                  and documented         fixing up home to put on the market to sell, however will still make payment until sold.  Borrower is deceased and
                                         Executor/XX/18/XX/17.  Not listed as of 1/XX/18.
964584012 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  On
                                         12/XX/2017 the borrower spoke with an agent and was advised of the total amount due based on the notice of intent with the expiration date of 02/XX/2018. The borrower stated that the reason for default was short term. The borrower stated they thought the payment was already set up, which is why the payment was late. The borrower stated that they made a payment to bring the account current through the IVR system for $2344.18 on 12/XX/31/XX/09/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
139654116 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.
709008170 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
101369722 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
552414753 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose
                  [1] Mortgagor Deceased of property; identified and documented.  The date of death is unknown.
                  - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                  and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
257636904 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower inquired about payment adjustments and posting of the additional principal.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on
                                         02/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
511275408 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages
710465700 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower promise to pay $1,512.26 on 09/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
337454964 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower called in to inquire about loan details. The agent discussed details about loan payment, escrow breakdown and escrow balance with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: The file was referred to foreclosure on 09/XX/2011.  The current foreclosure is on hold and the hold reason is forbearance/workout.  The next projected foreclosure step is sale.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
425749632 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
608536488 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower called in to customer service to get basic insurance information and was provided with the fax to the insurance department. Evidence of insurance received by insurance by fax on 03/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Natural disaster flag set for Hurricane IRMA 09/XX/2017; no mention of damage.
101289468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
783776364 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The representative discussed the incentive  details of the borrowers prior HAMP modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
812374920 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
752084784 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The borrower called in and was advised of the next due date and requested loan history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
837952376 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  An
                  property; identified   unauthorized third party from the Estate called 12/XX/2018 and was provided the name and address of the title company to
                  and documented         send in the executor paperwork.  Borrower is deceased and Executor/XX/14/XX/3/XX/14/2018.
615053880 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The customer confirmed the trial payments made and next due date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
750099840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         2/XX/2016- Bwr called in regarding Dodd Frank form he received stating he already signed one, confirmed that there was a signed form in the file
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
684606048 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Spoke with borrower advised total amount due. Asked for payment. Caller informed of their commitment to pay $2,500.36 on
                                         06/XX/2018 by web.Caller was advised of payment on the account stated wil be making payment on the account by end of month and offered long term and short term assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
589664040 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         borrower angry with calls, hung up
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
481737228 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called to confirm payment was posted correctly.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
224910000 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was contacted on 4/XX/18 for the payment due and the borrower committed to make the payment by 4/XX/18 using the home banking application.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
900849516 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
240713676 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
639064272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
160685700 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower spoke with an agent regarding branch endorsement on a check.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The comments dating back to 09/XX/2017 indicated the property was located in a natural disaster zone for Hurricane Irma.
342003144 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
399410172 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower was impact by the hurricane and was requesting a late fee waiver due the to being impacted by the disaster.
                                         Servicer advised they will request a late fee waiver.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
847166112 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a natural disaster area. No damage noted.
671221404 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called with an account inquiry.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
449899968 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
902539737 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower called in a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Hurricane Irma disaster on 09/XX/17, however; there was no evidence of any outstanding property damage on file.
984660612 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/04/2012.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
654604533 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
782161776 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  The customer called in to discuss general account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
696741192 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower stated they have not received mod agreement as of yet.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Texas Hurricane Harvey (DR-4332). Incident period: August 23, 2017 to September 15, 2017. Major
                                         Disaster Declaration declared on August 25, 2017.
352598904 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
907149276 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The authorized third party called in to get the insurance information on the property. The agent provided the basic insurance
                  [1] Mortgagor Deceased policy information.  Borrower is deceased and Executor/XX/21/XX/2017, no property damage was noted. The borrower is deceased
                  - Executor/Heir exists and the borrower's family members are authorized third parties on the loan. The property has been quit claimed to the
                  to dispose of          authorized third parties, who are also noted as executors of the borrower's estate.
                  property; identified
                  and documented
620691624 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called about regular documentation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
419312208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower reviewed the recast paperwork with the servicer.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
157514247 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The customer called in to go over next payment due date and go over general information on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: natural disaster relief from 09/XX/17 to 10/XX/17.
325989552 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                                         Borrower called in to inquire about loan and verified property is owner occupied. Borrower was concerned that statement showed double amount due for February 1st.  The agent advised the borrower there was no payment received for January and the statement included January and February. Borrower stated would check on the issue  with the payment and call back.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: The file was referred to foreclosure on 01/XX/2010.  The current foreclosure is on hold and the hold reason is forbearance/XX/18/XX/30/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
314098587 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
920861508 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
731137428 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The customer was advised on the MIP requirements will be reviewed and the letter sent should be received in 7 to 10 business days.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
431047512 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Borrower called in and spoke with agent regarding claim check. Borrower was advised check was received and release on
                                         9/XX/2016.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2011.  Comments from 11/XX/11 indicate bankruptcy dismissed 9/XX/11.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments indicate modification completed 2/XX/2012.
771392853 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                  further communication  inbound call form borrower inquring on why forebearance is not set up to put payment on end of loan. loan servicer apologize
                  from mortgagor         and offered other possible modification.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Written and the reason is Billing
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicated there was a billing dispute, however; commentary indicated research was performed and there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
487964736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
529178244 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
594320562 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower was advised that the signed modification documents were received. Borrower expressed their dissatisfaction in the amount of time it took to be offered a modification and advised the borrower that the amount of time was out of their control.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
982226952 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called in about a letter that was received and went over payments with the representative.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
533793220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Spoke with borrower advised total amount due $1,145.75. Asked for payment.  Caller promised to pay $1,114.62 on 09/XX/2017 at branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
913084620 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         03/XX/2016: borrower called, verified property is owner occupied; confirmed RFD is short term; made commitment to pay
                                         $900.41.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
419226138 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
365233848 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
705007884 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Provided explanation of fees due. Discussed payment posting information. Confirmed payment received. Discussed next payment due.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
127797219 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The further communication  borrower contacted the  servicer to dispute the late credit reporting; servicer advised to send dispute in writing.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer received a dispute regarding the reporting from 2012/2013; the servicer confirmed the late was valid and credit correction denied and letters sent to the borrowers.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
234696084 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
583486512 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
998770332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         10/XX/18 Borrower called to make payment iao $570.22.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area noted on 09/XX/2017; damages noted.
829004166 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
325079916 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
223897608 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.  A motion for relief was filed 03/XX/2017.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma. There is no evidence noted
                                         to suggest that the property was impacted.
473325316 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
197700888 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Borrower called in to customer service and was informed of monthly payment amount, payment was confirmed received and next payment due was provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
877298940 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
942422880 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
187964784 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
970071816 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The comments dating back to 09/XX/2017 indicated the property was located in a natural disaster zone. No sign of damages.
244542144 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2010.  the customer promise payment in the amount of $2170.62
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
448460290 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
871711176 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2011.  the
                  closed                 customer was contacted and advised that the modification document were sent
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2009.  The dispute type is Verbal and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  payment dispute resolved
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
981387288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
468362580 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2009 and there is no evidence of reaffirmation.  A motion for relief was filed 03/XX/2009.  Discharged
                                         Chap 7 BK
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
578898348 2       [2] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and     BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                  mortgagor still        Borrower called in for the fax number.
                  questioning servicer   EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2016.  The dispute type is Written and the reason is HAMP
                                         Escalation Acknowledgment Appeal Letter.  The dispute is resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer.  Representative advised borrower status of dispute of decline for non-owner occupancy. Borrower states never converted the property to 2 unit property. Representative advised that's what we need as proof to determine if may reapply to show proof of occupancy. Set up appointment.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
280417788 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a natural disaster area. No evidence of damage.
249979968 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called to make payment on account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
944212164 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
833506464 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
961207720 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
719382132 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower was offered special forbearance but the borrower declined at the time. Borrower advised that they would think about it and call back.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
546321384 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                  property; identified   Borrower stated has a job and no longer needs assistance  Borrower is deceased and Executor/XX/28/2012.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
211815240 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Last spoke to the borrower when they were contacted regarding modification they had applied for and the needed missing documents. Borrower is making regular payment and no further discussion regarding a new modification on the loan and not completed and loan removed from loss mit due to performing loan and not returned documents
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
928862844 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Borrower stated that there was a cut in their income and wanted to see if a modification was possible due to the fact they are not able to refinance.  Updated financials and sent a modification package.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
751049460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Representative  provided borrower with basic insurance information and provided fax number to insurance department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
748990284 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The borrower called on 11/XX/18 to advise that a $832.80 payment would be made on 11/XX/18 online.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
795880404 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
463077366 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
489624072 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
242622912 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
351099504 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 08/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The borrower called on 03/XX/2016 advising a payment posted incorrectly. A request was made to correct the payment posting error.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The comments dating back to 09/XX/2017 indicated the property was located in a natural disaster zone. No sign of damages.
587954724 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
346125384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
748070652 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
498890364 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
167982780 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower discussed insurance documentation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
865803540 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower spoke with the servicer and confirmed that docs received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
376309416 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
528758412 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower contacted the servicer who provided regular documentation to the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
941503248 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Verbal payoff demand was requested.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a natural disaster area. No damages noted.
216403404 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2005.  The chapter is Chapter 7.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on
                                         03/XX/2006 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
836935092 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                                         Borrower called and discussed the escrow overage and a check to be sent to the borrower in the amount of $166.84.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
202079790 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Borrower inquiry in regards to accounts payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
118338165 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2013 and there is evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
356837208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower spoke to the servicer and discussed increase in escrow payment, was provided explanation of fees due, and discussed
                                         NSF fee/returned check procedure.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
752069916 2       [2] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/30/2010.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  but not documented     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
763857198 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Last contact with the borrower they declined payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
290753652 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called with questions about recast.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
521551296 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
201109524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to advise the payment will be made online by 08/XX/18 in the amount of $610.36 and was told that it was still within the grace period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
997960656 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
177728880 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2009.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
397210275 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
701009770 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower stated the reason for default as an oversight and the loan should be current going forward. The borrower made a payment of $1000.00 and was advised that follow up calls, negative credit reporting and foreclosure review were avoided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
785725584 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The loan status is current and performing. The borrower called the servicer on 05/XX/2018 regarding insurance questions, the call was transferred to customer service for further assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
726147378 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The further communication  borrower called in regarding insurance and was advised of old insurance and phone number.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower is disputing current balance amount being reported. The servicer reviewed account on
                                         06/XX/2017 and updated modified dates, balance and payment amount.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.  No POC was filed per comments.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
131626836 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called and made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
688741119 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
884064636 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Discussed check and adjuster report for property claim.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017.
424849992 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
774972495 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called to get more information about recasting the loan. Rep. provided short and long term options, but comments do not state what the options are and if borrower accepted or rejected.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
597510900 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The customer called in to obtain basic insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2015.  BK closed on
                                         07/XX/17.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
555787596 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
935905488 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         Most recent conversation with borrower was borrower requesting monthly statements to be sent via the mail.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The comments dating back to 09/XX/2017 indicated the property was located in a natural disaster zone. No sign of damages.
213924396 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Borrower called to inquire about grace period and online payment options. Agent advised borrower that payments could be made online and of grace period. Agent also advised the borrower of a $6.00 charge after grace period. The borrower verified property is owner occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
451639272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
789772014 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: No evidence of recent contact with the borrower.
                  closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2016.  The dispute type is Verbal and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower placed a credit reporting dispute for identity theft claiming that the account was opened fraudulently. The resolution stated that there was no identity theft found and the dispute was closed.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
155647716 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The
                  [1] Mortgagor Deceased executor of the estate called in to follow up on the receipt of reinstatement figures. The servicer advised the funds were
                  - Executor/Heir exists received and are in the process of being applied.  Borrower is deceased and Executor/XX/01/2015.
                  to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
365113896 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Borrower is not sure if they want to apply for modification. There is no hardship they just want a lower interest rate.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
774789960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Spoke to Borrower and transferred to principal recast for loan modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
497750430 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Performing loan. Borrower called in periodically for general account information. Borrower was contacted on 5/XX/18 and inquired about the modification completed in 2012.  The borrower wants the $40,000 deferred principal to be forgiven.  The servicer advised that principal could not be forgiven or waived.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
573502644 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called to discuss the next payment due with the servicer.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area noted on 09/XX/2017. No damages were reported.
734570616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in and the agent discussed with the borrower payment reversal, payment adjustments, and payment posting information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
890151934 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         inbound call from borrower inquiring on assistant due to hurricane irma hitting borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
366823212 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Representative discussed next payment due, ARM adjustment including amount and effective date, and provided ARM terms.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
198210684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Spoke to Borrower and processed a phone payment in the amount of $1,887.37.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
348630492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
307466964 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower inquired about the foreclosure process.  They were also advised of modification options.  They stated they are trying to cure their second mortgage but will try to continue to make payment on the 1st.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
654917928 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/07/XX/06/XX/07/XX/
                  property; identified   Executor for the Estate. On 08/XX/2013 the account noted; correspondence received; Deed stating the property transferred
                  and documented         upon death, however, the Deed is not in homeowners name, need probate documents. Sent Death Estate letter.
466223373 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to see if his modification documents had been received and was advised that they had.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
484333114 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower authorized a payment in the amount of $1639.93.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
530817588 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The borrower discussed the payoff and reconveyance process and the modification terms of agreement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
702079056 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
526329384 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The servicer contacted the borrower to inquiry on the monthly payment; borrower advised thought it was made would check and if not would make the payment online by the end of the day.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
500879568 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
268852416 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  The borrower contacted the servicer who analyzed the account, sent the overage check to the borrower and ordered a monthly statement.  The comments dated 08/XX/2018 reflect someone contacted the servicer and was transferred as the servicer was unable to process through automation and processed per procedures; however, it does not reflect what the call was regarding or who called.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments 09/XX/2017 reflect subject located in FEMA Disaster area for Hurricane Irma.
922895384 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower discussed general loan information and the loan history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
300989898 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                  property; identified   Borrower called for assistance. Servicer advised since account is current to look at refinance.  Borrower is deceased and
                  and documented         Executor/XX/14/2014.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
770681604 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Representative updated borrower's contact information, ordered loan history, and provided general information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
994302120 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The borrower called in to make payment on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
279108312 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to see why she was offered assistance advised borrower loan current. Advised short and long term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
732796713 2       [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  requested within the   PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower contacted the servicer to request a payoff be faxed.
                  [2] Property is        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  located in a FEMA      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  disaster area.         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments 09/XX/2017 reflect subject located in FEMA Disaster area for Hurricane Irma.
784016268 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
350369796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower payment in the amount of $704.48 drafting on 06/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
266163381 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Provided general information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
429182832 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The servicer spoke with the borrower and placed a skip on their PayPlan draft.  The borrower was advised to make a payment before the grace period ends to avoid a late charge.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
944172180 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Declared natural disaster 9/XX/2017.
458146668 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/06/2012.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
798710388 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         10/XX/2016: borrower called, verified mailing address & that property is owner occupied.  call disconnected.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 11/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
116763276 3       [3]                    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Damaged/Occupied/FEMA  PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  Zone - Damage remains  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                  unresolved and no      Processed a payment with authorized signer on account.
                  indication covered by  EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  insurance              REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower noted property damage on 10/XX/2017 due to Hurricane Harvey.  On 04/XX/2018, the borrower stated is still repairing windows and other things and roof has still not been repaired due to the insurance inspection.  There is no evidence of a claim being filed or the repairs completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property is located in a FEMA disaster area due to hurricane Harvey and noted on 08/XX/2017.
572462748 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  The borrower discussed payment posting information.  The servicer confirmed that the payment from 07/XX/2015 and 07/XX/2015 were scheduled as online bill pay.  The agent placed a skip on the pay plan draft.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
769252176 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
620675172 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The borrower stated that the home repairs were completed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
928568424 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                  further communication  Comments show servicer received email from borrower regarding insurance being paid to wrong company. Borrower provided
                  from mortgagor         cancellation notification and new policy info, servicer upated their records.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting regarding bankruptcy. Servicer researched and all account information is accurate.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
664494096 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                                         Borrower called in, payment processed and confirmation number provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
263684484 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower was told the modification was completed. The borrower made a promise to pay on 08/XX/18.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
977458860 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
205187892 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2013.
                                         Discuss loan status
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on
                                         02/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
501819192 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Representative discussed next payment due with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
452588892 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower called on 01/XX/2017 and was provided information regarding their loan. The borrower was advised of the principal balance amount, last payment received, and next due date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The comments dating back to 09/XX/2017 indicated the property was located in a natural disaster zone. No sign of damages.
549350108 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
656178738 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower made a payment for $955.95 to prevent foreclosure.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
251279448 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called in to request general loan information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: The loan was referred to foreclosure on 12/XX/2012 with a first legal action on 01/XX/2013. The foreclosure was closed and billed on 06/XX/2013 due to final loan modification approval.
728648424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to discuss the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2010 and there is no evidence of reaffirmation.  A motion for relief was filed 12/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
363624492 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose
                  property; identified   of property; identified and documented.  The date of death is unknown.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
820607931 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                  further communication  Borrower called with commitment to pay.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed account status, history, and payment rating. Servicer confirmed the system of record matches credit reporting.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
933366504 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/26/2011.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
718136344 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                  property; identified   Customer had questions about escrow.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and
                  and documented         documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: A death certificate was received as part of an out of scope loss mitigation review.
209846028 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower made a payment and made a promise to pay another payment on 05/XX/18. The reason for default was stated as the spouse changing jobs and medical issue that left them with unexpected expenses.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
114024372 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Lender contacted borrower to request payment. Lender states that they will follow up 08/XX/2018. Loan is currently due for
                                         10/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
416438352 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: 09/XX/13/2017 The property located in an area affected by the natural disaster.
114938505 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2014.
                                         spoke with borrower whom reqeusted a spanish rep, however call was disconnected midway through transfer.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
104908020 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
831297348 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Spoke to customer who inquired about the disaster forbearance ending within next 34 days, discussed customer hardship resolution and ability to make future payments.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Hurricane(Irma) comments noted on 3/XX/2018, however; there was no evidence of any outstanding property damage on file.
353484648 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in wanting to know if the loan is current. The agent confirmed that the loan is current and is next due for
                                         08/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017. There is evidence of roof damage due to disaster.
110148984 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                  closed                 Borrower called with general questions.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Fee
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed why only 2 of 3 fees were waived.  Call was transferred.  No further followup from the borrower on the matter.
                                         Appears resolved.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
422780820 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
324425102 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2012.
                                         Last contact with the borrower discussed their trial modification. Borrower accepted trial payment plans.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
275569728 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
374815022 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Representative called on behalf of crm and advised borrower of decline letter sent on 4/XX/17 went over decline reason and advised borrower may want to see about doing a refinance. The borrower said will have to go to local branch. Representative advised was previously modified and got 2.0% that if another would have been given rate would be higher and payment would have increased.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
338474556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Representative made an outbound call to collect payment. Third party stated payment will be made on today 4/XX/18.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
843922296 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
196441392 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
209348122 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower wanted to order a payoff statement and some additional documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
440473740 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
830157804 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in and the agent discussed the fees applied with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments indicate modification completed 7/XX/18.
139474188 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
580847568 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called and stated had HUD phone # and requested to cancel payment posted in the account.  Borrower has returned permanent loan modification documents.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
209965980 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
329124162 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
960005844 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Borrower called to get mortgage assistance but was not able to give financial information for review.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/XX/2017; no evidence of damages.
418002732 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
736425312 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower contact on 8/XX/2018, Committed to pay $396.30 dated 8/XX/2018
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Hurricane Irma disaster area, no damages reported
185475780 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
117138285 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
289814028 2       [2] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/13/XX/13/2017
                  property; identified   reflects that the property is located in a natural disaster area.   No property damage was reported.
                  but not documented

                  [2] Property is
                  located in a FEMA
                  disaster area.
875469672 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Borrower advised is tax exempt, but she was referring to income tax not property tax.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
273180684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Provided principal balance information,payment received/next due information provided, current interest rate provided, provided escrow balance
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
838744368 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The borrower called in for monthly payment amount and agent provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
388184664 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
344032332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
241973172 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower spoke to an agent and was interested in refinancing their Heloc. The borrower was transferred to that department to speak of options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
993902280 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The last contact with the borrower was on 09/XX/2018 to discuss a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
183156708 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The proof of claim was filed 12/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
771695630 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
188754468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called and discussed payment posting information and the next payment due date.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
980431947 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
809725980 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
697460480 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.
371661276 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called to discuss escrow account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
421265730 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 08/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
617153040 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The servicer called and spoke with the borrower and provided a copy of the letter from credit correction and sent it to borrower via fax number provided. The borrower stated just received it.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma in 09/XX/05/2018.
546131460 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                  property; identified   Third party states that estate is closed and she is taking care of property  Borrower is deceased and Executor/XX/07/2016.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
343082712 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The borrower was advised of the loan status and payments. The borrower was not aware of the step rate for the loan modification or changes in escrow which caused the payment to go up.The borrower made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.
960665580 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in and updated contact information. The agent changed escrow figures and analyzed the account and discussed escrow overage. The agent sent overage check to borrower and ordered monthly statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma in 09/2017. Comments reflect that this is a no fee Mortgage Plus loan and a one time premium and no further premiums due.
311477692 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/12/2018.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
894781944 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
741283368 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower was contacted and advised that they are on a payment plan with the payment to draft on the 15th.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 9/XX/2017 National Disaster Relief flag placed due to Hurricane Irma, no damage to property noted.
983576412 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  CRM call, spoke to borrower . Verified. Provided miranda, privacy. Confirmed borrower returned her Perm MOD docs. Advised they need to pass quality assurance process.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
726767316 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The customer called in to confirm payment was received, and discuss due date and grace period on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
860785548 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called to make a payment by phone effective for 5/XX/18.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.
                                         ADDITIONAL INFORMATION: NA
642233004 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.
                                         Spoke to borrower and discussed payment posting information and also informed borrower that escrow account was analyzed on
                                         November 2, 2015 and the new payment is effective January 2016.  Servicer informed the Borrower that they are unable to apply the payment received on December 31, 2015 toward the monthly mortgage payment as it did not satisfy the full monthly payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
531177444 2       [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  requested within the   PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                  last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The borrower called in to request to verify property tax deferral.
                  [2] Property is        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  located in a FEMA      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  disaster area.         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to (Hurricane Irma) noted on 9/XX/2017). No damages were reported.
321791232 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower discussed the loan terms.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
998660376 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
366285348 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
396984120 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called in regarding insurance and was advised that flood insurance is not escrowed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
645211812 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Borrower stated was misinformed of payment due date. Servicer apologized for inconvenience and explained policy and procedures to borrower. Borrower informed of commitment to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
424620084 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
151849236 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower made a payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
685512870 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower stated will file complaints with Department of Justice if letters and calls do not cease. Borrower is not seeking
                  [1] Mortgagor Deceased any modification assistance  is able to pay loan and not wanting any assistance.  Borrower is deceased and
                  - Executor/Heir exists Executor/XX/02/XX/13/2017 indicated the property was located in a natural disaster zone. No sign of damages.
                  to dispose of
                  property; identified
                  and documented
779618028 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.
783468660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
166196754 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                  closed                 Borrower called to get 1098 tax information.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2015.  The dispute type is Verbal and the reason is Loss Mit
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed modification denial due to unable to verify occupancy.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
301679829 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called in and updated contact information and basic information was provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
942562824 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
528598476 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
155097936 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         09/XX/2017- Borrower called in and  stated branch was closed and will go into the branch to make payment. Rep offered pay by phone option and  borrower stated had cash.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a natural disaster area due to hurricane.
703548468 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
371651280 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
718271268 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
450739632 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The
                  property; identified   comments on 8/XX/17 indicate the borrower called in for a payoff figure and the payoff request was processed.  Borrower is
                  and documented         deceased and Executor/XX/29/XX/29/XX/13/17 indicate the borrower refused to confirm occupancy and was upset about the agent verifying the account information.
739614036 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
618612456 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
846021456 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
103568556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Representative provided information to the borrower in reference to dmp letter.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
357814215 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
331147488 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Confirmed to borrower pending payment .(05/XX/2017)   Gave borrower escrow balance and confirmed next payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is current with payments.
520657929 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to request PayPlan application.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
365493744 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         Borrower informed of their commitment to pay on 7/XX/16 via web.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
129008376 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments indicate modification completed 10/XX/2010.
879464820 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower contacted the servicer who provided payment history and general loan information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments 09/XX/2017 reflect subject located in FEMA Disaster area for Hurricane Irma.
430437756 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower called to inquire if their online for $580.00 on 11/XX/17 posted. Representative informed borrower that the payment had not posted as of yet.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
886875108 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
235726425 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.
                                         Contact with ATP on 10/XX/2018, inquired about balloon payment on Mod docs.  The signed modification documents were received on 11/XX/18 and are in the QC process.  The borrower was contacted o 11/XX/18 and a was reminded of the 12/XX/04/2017
275624864 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
939843912 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         11/XX/2016: servicer spoke with borrower and took payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.  A motion for relief was filed 01/XX/2016.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
820491672 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments indicate modification completed 5/XX/2013.
190292388 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.  BK discharged
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
421281420 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower called in to customer service to advise of change in insurance provider and was given fax number and transferred to the insurance department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
150209892 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower made a commitment to pay $1376.97  by 12/XX/2018 via phone pay
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
384616092 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called in wanting to schedule payment in the amount of $1627.38 with no service fee to be drafted 7-11-18. Agent
                  [1] Verbal Dispute -   processed payment and provided confirmation number. Agent advised when next payment is due and borrower stated that she not
                  Servicer responded and need us to call her if account is current. Agent advised for borrower to send request in writing
                  appears issue is       EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Verbal and the reason is Payment
                  closed                 Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Hurricane(Irma) comments noted on 3/XX/2018, however; there was no evidence of any outstanding property damage on file.
536385360 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in wanting to know if can rent the property for a couple of years and the agent advised if wants to rent the
                  [1] Written Dispute -  property is able to. The borrower stated would like a letter indicting that it would be ok.
                  Servicer responded     EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Flood within 60 days and no  zone dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further further communication  communication from mortgagor.  The borrower is disputing flood zone. The servicer reviewed account and on 06/XX/2018
                  from mortgagor         received corelogic cert and property in mandated flood zone and flood insurance is required. The servicer sent letter to borrower advising of the same.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is in a natural disaster area due to Hurricane Irma. There is no evidence noted to suggest that the property was impacted.
801779160 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower called in and stated property is tenant occupied. Borrower inquired about monthly statement received in the mail, the agent provided the borrower with contact phone number for customer service transferred call for further assistance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: The file was referred to foreclosure on 05/XX/2012.  The current foreclosure is on hold and the hold reason is forbearance/workout.  The next projected foreclosure step is sale.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
569492112 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Servicer called the borrowr to follow-up on an opt-out activity.  Servicer discussed account with the borrower and the borrower states they no longer need assistance.  Servicer advised of next steps and monthly follow-up calls for a couple of months prior to the loan returning to normal servicing.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
280571940 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2009.  A motion for relief was filed 06/XX/2015.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
684726000 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
659546076 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Last contact with borrower was when they called inbound to make payment and discuss the status of the loan and escrow
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
947550828 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                  property; identified   Executor/XX/04/XX/17/XX/12/XX/18/XX/15/XX/20/XX/10/XX/25/XX/03/2013.
                  and documented         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
545531700 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called in regarding the escrow account and requested a monthly statement.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
997500840 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower inquired about pay for performance for the last five years.  Borrower was advised the account got a credit on
                  [1] Mortgagor Deceased 10/XX/2017.  Borrower is deceased and Executor/XX/14/2009.
                  - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                  and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
138794460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
706077456 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                                         Borrower calling to see why we sent wrong modification agreement based on the agreement it says the 5 years is 2% and then next 5 years interest would be at 3%. Representative advised we have the original modification agreement and it is the same thing we sent out and borrower's spouse signed the documents on 3/XX/13, borrower said okay and where to send the modification agreement and needs to know the remaining balance. Representative advise will need to transfer to customer service so it could be verified. Borrower understood. Representative was in the process of fully servicing the account and obtaining a promise to pay when call was disconnected.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on
                                         10/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
452949392 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
151659312 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The
                  property; identified   borrower verified property is owner occupied and expressed dissatisfaction with customer service experience. Borrower stated
                  and documented         did not receive monthly billing statement, the Agent apologized to borrower for inconvenience and transferred the call to appropriate department for questions regarding modification.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
250409796 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
880123940 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                  further communication  Borrower verified property is owner occupied. Agent advised borrower of late charges, collection activity and credit
                  from mortgagor         reporting to continue. Borrower stated will pay $1432.00 on 04/XX/2018 via phone and requested overage payment amount to be applied to late fees.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On 02/XX/10/2017.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
298750452 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Borrowerr advises she wants payment plan 24 months reviewed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
782761716 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 9/XX/2017 National disaster relief flag placed, not specified but area was affected by Hurricanes.
                                         No damage to property noted.
794312148 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
208106724 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Borrower completed pay by phone for $742.34 dated 12/XX/17
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
589734012 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2012.
                                         Last contact with the borrower had hearing problems and call was terminated.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
463233672 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                  [2] Property is        EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  located in a FEMA      REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  disaster area.         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.
180647712 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
293152692 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The borrower spoke to the servicer about regular documentation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
363047376 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         5/XX/2016- Bwr called in to make pmt
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
556817184 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower stated they received an email regarding an updated contact number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
489862008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
468572496 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Representative provided borrower with HUD number per borrower's request.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
312225060 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower contacted the servicer who verified impound amounts and types collected.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
256397400 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower verified the property is tenant occupied and was provided the total amount due. The servicer requested payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
555177840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower made a payment by phone.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
652119048 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.  A motion for relief was filed 03/XX/2014.  BK
                                         Discharged
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA- Hurricane Harvey.
723970296 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The last contact with the borrower was on 06/XX/2018. The customer wanted to discuss the principle balance before the modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
215123916 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The
                  [2] Property is        borrower contacted the servicer who analyzed the account and ordered a monthly statement, the servicer also verified a
                  located in a FEMA      payment was made on 01/XX/2018.
                  disaster area.         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments 09/XX/2017 reflect subject located in FEMA Disaster area for Hurricane Irma.
715693608 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called for statement and to discuss escrow.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
                                         Chapter 13 bankruptcy with case XXXXXXX noted but comments state that the address is a mismatch and rejected.
250594938 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower wanted to make a trial payment but didn't have the correct routing information available.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
723705230 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The
                  [2] Property is        borrower contacted the servicer who advised of the next escrow analysis date and provided general loan information to the
                  located in a FEMA      borrower.
                  disaster area.         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comments 09/XX/2017 reflect subject located in FEMA Disaster area for Hurricane Irma.
659286180 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
596070762 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
683626440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Borrower called 11/XX/17 wanting to make a payment through IVR with her credit card without success.  Borrower said their daughter was helping with payment, and $2,424.99 was offered. They said they would get current in December.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
113254680 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
420021924 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
                  [2] Property is        2/XX/2018- Welcome Call
                  located in a FEMA      EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  disaster area.         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA natural disaster area due to Hurricane Irma.  No property damage was cited.
186515364 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  On
                                         07/XX/2016 the borrower spoke with an agent regarding the next escrow analysis due date. The agent provided the payment and escrow breakdown and also discussed the increase in the escrow payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
390530943 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Discussed payment posting information, and requested loan history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Property is in FEMA disaster area 10/XX/2017. Insurance denied claim 06/XX/2017. no notes on what damages may have happened to property.
884556036 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
305037936 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: This property is located in a FEMA Designated Disaster area (Hurricane Irma, September 2017). No property damages were reported.
543292596 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                  [2] Property is        Borrower called and stated will make payment 06/XX/2018. Representative advised will notate the account.  Borrower is
                  located in a FEMA      deceased and Executor/XX/24/XX/13/2017; no evidence of damages.
                  disaster area.

                  [1] Mortgagor Deceased
                  - Executor/Heir exists
                  to dispose of
                  property; identified
                  and documented
969961200 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower spoke to servicer and made a payment.  The servicer provided the NACHA disclosure.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
103588548 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Called Borrower and advised of NOI and expiration, foreclosure status, sale date and amount due.  Borrower stated that they will drop off payment at the branch on Friday.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2008 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
411265428 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         09/XX/2017: borrower called and expressed dissatisfaction in regards to the special forbearance, indicating it would put her in a bigger bind.  Servicer apologized but explained this was the only option.  Borrower stated she was impacted by
                                         Hurricane Irma, but insurance will not cover her damages as she was previously a victim of Hurricane Katrina so insurance advised she would have to pay for all the damages.  Servicer advised there is no option to defer payments or payment forgiveness.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property is located in a FEMA disaster area affected by Hurricane Irma.
745760818 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
583616460 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in to inquire about general loan information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
442412964 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         During the course of the review period, borrower called in for general account information.  During the most recent contact on 6/XX/18, the borrower sent a letter to request a copy of the mortgage statement.  The servicer sent a copy of the statement and explained that it would arrive in a plain envelope.  Minimal contacts during the review period.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2012.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
927788736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
128734248 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
381037524 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Borrower called in verified property is owner occupied and commitment to pay $951.79 on 11/XX/2016. Borrower also inquired about inspection fee waiver.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
834456084 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower advised Keep your Home CA had paid the mortgage while he was out of work and that the loan was now current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2009 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
678388536 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                  property; identified   Servicer informed  Executor of Estate that certified funds were required  before 04/XX/2017. The  Agent indicated  that they
                  and documented         are still working with the Foreclosure Department to set up a payment arrangement  for the foreclosure fees.  Borrower is deceased and Executor/XX/11/2007.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
583493278 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Comments show borrower contact regarding loan status and payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
466081356 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Agent spoke to client regarding a misapplied tax credit in the amount of $3325.36. The agent advised the borrower that the credit was for two payments made from the escrow account. Borrower stated will only respond t a letter stating the situation.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
853758360 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Natural disaster relief on the account from 09/XX/17 to 10/XX/17. The account has been performing for the past 36 months and the servicer has not attempted to contact the borrower.
526669248 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 11/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
927884386 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                                         Spoke with  borrower confirmed modification documents were received and did not need to resend second package.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Florida Hurricane Irma (DR-4337). Incident period: September 04, 2017 to October 18, 2017. Major
                                         Disaster Declaration declared on September 10, 2017.
588524496 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Borrower called with post modification incentive questions.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
847220522 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 08/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
215756840 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         12/XX/2017- Borrower called in -property owner occupied- will speak with daughter about payment she is the one who makes the payment.- will call to make over the phone if she did not pay.- went over short and long term options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
404209575 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called and was provided the new payment adjustment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
676979100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
307127100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Customer states ther are multiple errors in payment history informed customer would have to speak to customer service there was issues with checking and savings
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
638764392 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Notes indicate that borrower called regarding wanting to discuss the recast program.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to (Hurricane Irma) noted on 9/XX/2017). No damages were reported.
543072684 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower called and advised that payment will be made on 06/XX/18. Borrower was advised that NOI had been sent.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
664164228 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower stated that their payment made at a branch on 8/XX/30/XX/04/XX/14/17.
764343558 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.
                  property; identified   Agent discussed the escrow shortage with the borrower.  Borrower is deceased and Executor/XX/03/2018.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
213048693 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Most recent conversation with borrower was borrower confirming first modification payment will be made and confirmed account number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to (Hurricane Irma) noted on 9/XX/2017). No damages were reported.
176159508 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called in regarding insurance and was provided with basic insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma declared 09/2017.
475169856 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.
                                         Borrower called advised husband is ill and plans to refinance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
762304956 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
504379824 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Most recent conversation with borrower was incoming call to discuss escrow account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
458436552 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                  further communication  Borrower called in regards to letter received stating needs to call collections. Borrower refused to give reason for default
                  from mortgagor         and asked rep. to let servicer know that will make payments.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Written and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Disputes current balance, original loan amount, scheduled monthly payment amount, actual payment amount, amount past due or original charge-off amount. Disputes date of last payment, date opened, date of first delinquency, date closed.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
122760876 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The authorized third party was advised that proof of homeowner's insurance is needed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.
907709220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
                                         ADDITIONAL INFORMATION: NA
273095370 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Borrower called 8/XX/2016 to discuss the payment status made through the Hardest Hit Fund (HHF). Borrower promised to make a payment  on 10/XX/2016 and 11/XX/2016. Borrower also stated under HHF of California but wanted to discuss other options.
                                         Borrower was contacted 12/XX/2016, but was unable to complete the call.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
349310220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
877678788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.
                                         Comments indicate borrower called in for balance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
373410576 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
173160708 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/07/2017.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
168342636 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
443572500 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called for general account information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         9/XX/2017.  No damage was reported.
215668431 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called to confirm receipt of loan modification documents and due date of 1st modified payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
235805640 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The servicer called to advise that the final modification documents have been received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a natural disaster area due to Hurricane Irma in 09/2017.
278024384 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/26/2004.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
347786088 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                  property; identified   Borrower promise to pay $655.12 on 03/XX/2017.  Borrower is deceased and Executor/XX/19/2012.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
199620120 2       [2] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/01/XX/13/2017.
                  property; identified   There is no evidence of damage to the property.
                  but not documented

                  [2] Property is
                  located in a FEMA
                  disaster area.
266573328 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2005.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2005 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
836485272 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
241853220 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Borrower was given current principal balance, current rate, last paid, next due, and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
925709568 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On
                  property; identified   02/XX/2018 the borrower spoke with an agent regarding the increase in the escrow payment on the loan. the agent confirmed
                  and documented         that the pay plan will update automatically.  Borrower is deceased and Executor/XX/31/2013.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
768742380 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The customer called in to update contact information
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
987085008 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The customer called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
360285588 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
716613240 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
                                         Borrower called in regards to her interest rate increase
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
796151412 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in and the call was transferred to online banking.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.
312345012 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2018 and there is no evidence of reaffirmation.  Limited BK information.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
290801828 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
236305440 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
                                         Agent advised borrower of late charges, credit reporting and collection calls. Agent informed borrower of welcome call and borrower stated was not interested in modification.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: The file was referred to foreclosure on 01/XX/2011.  The current foreclosure is on hold and the hold reason is forbearance/XX/03/XX/04/XX/11/XX/10/2013.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
515643660 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.
                                         Borrower went to branch requesting assistance and advised that modification recently completed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
105757680 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The customer called in to discuss the escrow shortage on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
262744860 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
                  property; identified   Borrower called about refund check.  Borrower is deceased and Executor/XX/09/XX/22/XX/14/2011 and there is no evidence of
                  and documented         reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
461105484 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2000.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2000 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
713557260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
951419280 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.
                                         Notes indicate that borrower called to advise they're going to be making a loan payment soon.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
771931104 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  On
                                         05/XX/2016, the borrower spoke to an agent and was provided the principal balance information, current interest rate and escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
819767208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                                         Borrower made phone payment and requested payment history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
336425376 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
986725152 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2005.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2005 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
149695029 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  THE
                                         BORROWER CALLED IN TO MAKE A PAYMENT IN THE AMOUNT OF $437.76
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
123247674 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
                                         Borrower stated subject is a single family home not a condo or townhome. Servicer advised borrower to have their insurance carrier forward a copy of the fire policy with the loan number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2000.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2000 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
604518096 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower spoke to the servicer and stated they spoke with their insurance company and will be receiving a credit back from them.  They never authorized for them to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to a hurricane as of 8/XX/17.
118795248 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a natural disaster area.
303398592 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Agent provided principal information, next due date, current interest rate, escrow balance and confirmed that payment has been received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
167793288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: 1/XX/2015 notes 'deceased customer notification' then the removal of the notification after 120 days on 6/XX/2015.
446681256 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: No evidence of recent contact with the borrower.
                  closed                 EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2014.  The dispute type is Verbal and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  credit reporting dispute resolved
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2005.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2009.  The proof of claim was filed 04/XX/2005.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
686421351 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The customer called in to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
715373736 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Borrower payment made in the amount of $709.20 drafting on 050/72018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
764277114 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
498410556 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Borrower called to inform of their commitment to pay at their local branch on 02/XX/16.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2005.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2005 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
930837516 2       [2] Payoff has been    LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  requested within the   PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  last 60 days           BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Payoff requested
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
562847408 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called to make a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
950814909 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and
                  property; identified   Executor/XX/01/XX/14/XX/09/XX/18/XX/9/XX/16/XX/24/XX/1/2002. Co-borrower still alive.
                  and documented
434282628 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/23/2005.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
782713426 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                  property; identified   General information was provided to the borrower.  Borrower is deceased and Executor/XX/10/2017.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
601549666 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         12/XX/2018 Review-Notes indicate that borrower called to schedule a Promise to Pay payment for loan account. Agent processed payment and gave borrower confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
717143028 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
750589644 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
229268256 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
833576436 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
122191104 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
798850332 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The servicer contacted the borrower inquiry on the payment, the borrower advised would be paid 09/XX/2018 for $1,060.31.  The servicer advised the borrower of short and long term options.  Per commentary borrower is upset about the modification from
                                         2015 as the loan terms went to 40 years and borrower wants to refinance and combined the  first and second mortgages.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
414334200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
808458276 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
                                         Updated contact information. Provided basic loan information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2003.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2003 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
685355748 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower updated his contact information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2005.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2005 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
156717288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
519911952 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The representative discussed several loss mitigation options with the borrower. The borrower declined the workout options.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.
780268788 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
990303723 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Servicer  discused loan information and verified email address.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
966113400 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                  [1] Mortgagor Deceased Borrower called due to payment not being applied correctly, a double payment was made or April 2015. Borrower stated that
                  - Executor/Heir exists the death certificate will be provided for parents. As wells as sending the estate documents.  Borrower is deceased and
                  to dispose of          Executor/XX/21/2013.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
347590908 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                  [1] Mortgagor Deceased Customer made a payment and was provided the confirmation number and the NACHA disclosure.  Borrower is deceased and
                  - Executor/Heir exists Executor/XX/19/2016.
                  to dispose of          EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  property; identified   REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  and documented         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
625374984 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
872580828 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2008.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2009.  A motion for relief was filed 01/XX/2010.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
513207338 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
307148558 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2003.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2003 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
994621992 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
289442100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called in and the escrow shortage information was discussed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
314797028 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
                                         03/XX/2016: Borrower called, verified property is owner occupied, stated short term RFD. No programs/XX/20/XX/24/2003 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
982436868 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  the customer was contacted and provided the total amount due and assistance options
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
902348916 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Updated borrower contact information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
553308588 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA disaster noted 9/XX/2107.
514234224 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
766583244 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
525089880 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
723510480 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                  property; identified   Notes indicate that borrower called to authorize lender to discuss account with daughter  Borrower is deceased and
                  and documented         Executor/XX/14/2008-Borrower1 is deceased-no date of death nor receiving the death certificate is noted.
409016328 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
                                         Servicer reviewed insurance information
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
161237746 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
264767036 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
641665827 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
232263538 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  An
                  property; identified   unauthorized third party contacted the servicer to discuss the account, servicer advised need the administrator documents
                  and documented         and provided the fax number; this was not received until 04/XX/2018.  Per commentary 04/XX/2018 the servicer received an intent letter advising the estate plans to sell the subject.  Borrower is deceased and Executor/XX/06/XX/05/XX/05/2018 reflects an authorized third person as the executor of the estate.
823640412 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
520125954 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
180117924 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2001.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2001 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
862614816 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/1997.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/1997 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
138142366 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2005.  The chapter is Chapter 13.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2010 and there is no evidence of reaffirmation.  Original chapter 13 bankruptcy filed on 03/XX/2003;
                                         dismissed 03/XX/05; case #XXX
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
823580436 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
415573704 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
                                         Agent provided borrower with verbal tax form figures. Borrower requested tax form reprint and agent advised time frame
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
373090704 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
393562512 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower called in a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
465153486 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The
                  property; identified   co-borrower called to advise the primary borrower passed on 1/XX/2018. Also wanted to see if credit life was on the loan.
                  and documented         The agent advised no.  Borrower is deceased and Executor/XX/21/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
437045112 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
912404892 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The homeowner requested an inspection.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
477039108 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
611275548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
411215448 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
361125492 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
144692100 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
675664840 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                  property; identified   Borrower requested copy of appraisal  Borrower is deceased and Executor/XX/29/2017.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
857986668 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
735365736 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Agent confirmed payment was scheduled and advised that the property is not occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
                                         ADDITIONAL INFORMATION: Comments 08/XX/2017 reflect subject located in FEMA Disaster area for Hurricane Harvey.
473010720 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
720721596 1       [1] Verbal Dispute -   LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded and PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  appears issue is       BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                  closed                 Borrower stated he already applied for modification and was declined and will not apply for another one. Called borrower he is retired and on fix income that is why delinquent.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Verbal and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower claims inaccurate information, and did not open account.  Account was reviewed and information is accurate.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is on contingent repayment plan.  And is current on payments, as of 09/XX/2018.  Borrower stated identity theft and that did not open account, also disputed information being accurate.  Servicer reviewed and deemed all information accurate.
561073887 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2004.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2005 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
764044260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  On
                                         06/XX/2017 the borrower spoke with an agent and made a payment over the phone. The agent processed the payment and provided the borrower with a confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
310208976 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower stated the home is tenant occupied and committed to pay $6788.76 on 08/XX/2018. The borrower had questions about payment history.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
                                         ADDITIONAL INFORMATION: NA
644572068 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
987204960 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2001.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2001 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
907108542 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
727970880 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Per comments dated 05/XX/2017, the borrower filed an insurance claim on the property and a check was received.  Per comments dated 09/XX/2018, insurance claim was closed.
663734403 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On
                                         02/XX/2018 the borrower spoke to an agent and was provided the principal balance information, the last payment received and the next payment due as well as the current interest rate.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
917512848 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On
                                         07/XX/2018 the borrower spoke with an agent and was advised of the total amount due on the account. the borrower made a payment of $3000.00 that day through regular mail. The agent reviewed short and long term options with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
511579536 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
660857802 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
669643029 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
463747232 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/28/2016.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
359136288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower enrolled in PayPlan account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
978338508 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
526259412 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
                                         Representative advised the borrower the year end statement does not include the amount for loans originating after
                                         1/XX/2007.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
757996680 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The customer called in to make a payment of $1182.42.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2000.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2001 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
183321666 2       [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Active insurance claim PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On
                  funds or covered by    6/XX/2018 Servicer reviewed payoff demand letter. Borrower accepted a promise to pay $2052.71.
                  bid                    EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Payment
                                         Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication
                  [1] Written Dispute -  from mortgagor.  Payment dispute was resolved on 05/XX/2018 by Servicer reporting changes in payment history.
                  Servicer responded     REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  within 60 days and no  FORECLOSURE: No evidence of current foreclosure activity.
                  further communication  BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                  from mortgagor         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Commentary on 11/XX/2012 indicate damage to the property and claim funds in the amount of $36097.41 were received. On 02/XX/2018 claim funds in the amount of $5000 were released to the borrower. On 1/XX/2018 Borrower called about a $5000 check never received. Comments indicate it was issued on 9/XX/2016 and reissued on 2/XX/2018. Servicer needs the paid receipts/invoices and final inspection to close claim.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $36,097.41.  Property repair is in process.  The property condition is
                                         UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
481361859 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The
                  property; identified   third party called for the payment amount.  Borrower is deceased and Executor/XX/13/2000.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
217716448 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose
                  [1] Mortgagor Deceased of property; identified and documented.  The date of death is unknown.
                  - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                  and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
562095072 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
406827204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on
                                         01/XX/2012 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
507316992 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
                                         Borrower was contacted on 9/XX/2016 regarding the payments; borrower stated had reduction in income but will be returning back to work.  Outbound calls to the borrower from 10/XX/2016 to 12/XX/2016 and the borrower made a payment.  Borrower called 2/XX/2017 and 3/XX/2017 to discuss the escrow account. Borrower was contacted on 3/XX/2017 regarding the payment;
                                         borrower stated the March payment was made online.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
154638120 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/13/XX/30/XX/14/2005
                  property; identified   and there is no evidence of reaffirmation.
                  and documented         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
770232969 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
129358236 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
                                         Agent spoke to borrower regarding follow-up on the first modification payment of $1019.46 due on 05/XX/2018. Borrower confirmed mailing and email addresses and property is owner occupied.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA disaster area as noted on 09/XX/2017. There is no evidence of damage to the property.
368303166 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Spoke with borrower advised total amount due. Advised credit reporting, late charges and collection activity will continue up to foreclosure. Attempted to update reason for default. Asked for payment. Caller declined to be transferred to the cell phone consent automated system. Processed a phone payment in the amount of $750.00 effective 0/XX/2018. Provided confirmation number and callback number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
281567328 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2004.  The chapter is Chapter 7.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on
                                         01/XX/2005 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
775839540 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
523150656 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.
                                         Called borrower requested payment, reasonn for delinquency is short term .  Asked borrower if interested in workout assistance, borrower declined.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
806867724 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2001.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2001 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
906207372 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to make a payment
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
763869444 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
945315459 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
417176548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
384526128 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower spoke to the servicer and was provided basic insurance information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
502688844 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  On
                                         02/XX/2017 the borrower spoke to an agent and inquired about the account. The borrower requested a letter stating that the house was never in foreclosure. The agent opened up a research case per the borrowers request and the request was processed from 01/XX/2017 and was sent to the borrower along with the letter that shows the account has been current.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.  A motion for relief was filed 06/XX/2014.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
588604464 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2008.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2008 and there is no evidence of reaffirmation.  Comment dated 08/XX/2015 Bankruptcy Chapter 7 Filed
                                         03/XX/2008 Discharged 06/XX/2008 Closed 06/XX/2008
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
593462520 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The customer confirmed a $500 payment made at a branch location on 02/XX/18 and another $500 on 02/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
510007978 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
544132260 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Borrower called in and made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Comment found in file on 02/XX/2018 indicates there is a current claim case open for HOA delinquency. No outstanding fee amounts were noted.
202788852 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower called in with questions on the HAMP recast letter received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
280283932 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The servicer spoke to the borrower and provided principal balance information, last payment/next due and current rate.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
269392200 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Spoke with 3rd party promised to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
970331712 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/1999.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/1999 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
739424112 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
481587288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
134036364 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/22/2015.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
511425348 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
403818408 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
936956295 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.
                  property; identified   Borrower requested payoff,inquired about payment, balance and loan history  Borrower is deceased and
                  and documented         Executor/XX/03/XX/06/XX/19/2004 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
560707836 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  On
                                         8/XX/2017 Borrower called in, concerned they might get a late fee if payment isn't make until 8/XX/2017. Servicer assured
                                         Borrower they would not receive one. Borrower accepted a promise to pay $509.73 on 8/XX/2017 via the Web.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
458616480 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a natural disaster area.
882964680 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
777704428 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
725889528 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/04/2014.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
209196288 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The loan status is current and performing. On 10/XX/2017 the borrower called to make a payment in the amount of $409.12.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2002.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2002 and there is no evidence of reaffirmation.  Comment dated 04/XX/2015 Bankruptcy Chapter 7 Filed
                                         06/XX/2002 Discharged 09/XX/2002
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
491491682 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
                                         Provided principal balance information. Payment received and next due information provided. Current interest rate provided.
                                         Provided escrow balance
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
193022760 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                  property; identified   Called borrower, advised following up on call for reinstatement. Borrower stated sent in funds.  Advised will check
                  and documented         periodically to see when funds post and if any issue  Borrower is deceased and Executor/Heir exists to dispose of property;
                                         identified and documented.  The date of death is unknown.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
706857144 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called in for loan status.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
106169382 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/16/2001.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
588951099 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Borrower made a promise to pay.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
683823208 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
835035852 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
                                         Monthly statement ordered for borrower, payment and escrow breakdown provided.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2003.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2003 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
275172480 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2010 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
690991774 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
                                         Spoke with borrower state will call payment in on 09/2016  for $1,644.96.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
747980688 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
465493446 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
478538508 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to (Hurricane) noted on 8/XX/2017.  No damages were reported.
634213132 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
387171279 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
628968312 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
286365408 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called in and was offered disaster forbearance but declined.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma and noted on
                                         09/XX/2017.  No damage was reported.
766823311 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/09/2010.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
818132616 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
                                         ADDITIONAL INFORMATION: NA
487344984 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                  further communication  Notes indicate that borrower called and was advised the notary documents were incorrectly signed. Borrower requested to have
                  from mortgagor         a copy of them mailed to them.
                                         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Written and the reason is MHA Perm-
                                         Mod Term dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Escalation request-MHA perm-modification term dispute inquiry. Escalation response: Issue was closed due to invalid request. Also borrower was referred to their policy and procedures regarding the pay for performance recast to handle the request.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
121395144 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower informed of their commitment to pay $853.87 on 07/XX/2018.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
794002272 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The
                  property; identified   borrower confirmed they were declined for a modification and wants to keep the home.  Borrower is deceased and
                  and documented         Executor/XX/18/XX/18/XX/28/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
135425808 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The borrower called in and inquired about the phone number for the assumptions department.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: This property is located in a FEMA Designated Disaster Area (Hurricane Irma in September 2017). No
                                         property damages were reported. This loan was identified as a loan that was awarded a cash settlement as part of the January
                                         2013 settlement to conclude the Independent Foreclosure Review (IFR). The amount of award was determined by the federal regulators. The loan was referred to foreclosure on 04/XX/2009 but it was closed-not completed on 05/XX/2011.
400489740 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The last contact with the borrower was on 05/XX/2018 to discuss a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
452748828 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The customer called in to get general account info and update contact information.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
241283448 3       [3] MI Not Being Paid  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  As Required            PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose
                  [1] Mortgagor Deceased of property; identified and documented.  The date of death is unknown.
                  - Executor/Heir exists EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  to dispose of          REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                  property; identified   FORECLOSURE: No evidence of current foreclosure activity.
                  and documented         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
801669204 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
120085978 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
535578576 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
642422928 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
103898424 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Spoke with borrower about payment due and call disconnected.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
647540880 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called on 01/XX/2018 and advised the property was owner occupied. The servicer advised of the amount due and
                  [1] Mortgagor Deceased expiration date for the Notice of Intent. The borrower made a payment of $7,523.63 at that time.  Borrower is deceased and
                  - Executor/Heir exists Executor/XX/30/2017 indicated the property was located in a natural disaster zone. No sign of damages.
                  to dispose of
                  property; identified
                  and documented
661377698 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The loan status is current and performing. On 10/XX/2017 the serviver spoke to the borrower and confirmed the 2 payments received on 10/XX/2017 were applied to October and November. On 03/XX/2017 the servicer contacted the borrower to inform him he was approved for a Trial Loan Modification, and reviewed the terms/XX/20/XX/15/XX/20/2016 the borrower communicated with the servicer regarding financial assistance, applying and providing required documentation for a Loan Modification and made payments on the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
295521744 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On
                                         02/XX/2016 the borrower spoke with an agent and the agent provided the principal balance information, the last payment received, next payment due and current interest rate as well as the current escrow balance.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
466456690 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
                                         Borrower called about having their payment set up as auto pay.  Also made a payment.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster: Hurricane Harvey - 08/XX/17; no damage was reported.
889564032 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The
                  property; identified   unauthorized third party committed to pay $961.11 on 06/XX/2018.  Borrower is deceased and Executor/XX/20/2017.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
342721442 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The
                  property; identified   last contact with the borrower was on 08/XX/2018 to discuss LPI premium.  Borrower is deceased and Executor/XX/29/2010.
                  and documented         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
445411764 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
799899912 2       [2] Damaged Exterior - LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Active insurance claim PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  but unclear who holds  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The
                  funds or covered by    borrower discussed the endorsement of the claim check for $12,702.55.
                  bid                    EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower called in on 05/XX/2017 to report damage and request a branch endorsement for a check in the amount
                                         of $12702.55 dated 05/XX/2017.  The date of loss was noted as 04/XX/2017.   The endorsement was approved.  Endorsement
                                         inspection letters were sent starting 08/XX/2017.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $12,702.55.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
482251770 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
971361300 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Borrower is current with payment..
926862924 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower called in and authorized a payment of 1709.29.  There was no fee for processing payment and borrower wanted to confirm that the pay plan enrollment has been processed.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2017.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
383666472 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
493272612 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
                                         Called and spoke with borrower to follow up on Modification decision. Borrower received decision and concerned with no option for loan extension. Borrower requested a breakdown of payments. Call transferred to Customer Service.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
392684292 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.
                                         Borrower inquiry in regards to modification received.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Harvey and noted on
                                         08/XX/2017.
131487384 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.
                                         Spoke with borrower about the amount due on the account. Advised total amount due $1,471.77 on 08/XX/2018 pay by phone.
                                         Explain that it is higher than the standard payment due to a late fee received in July. Customer request to have fee waived.
                                         Advise could waive fee due to good payment history. Due to system issue could not waive fee. Called customer service to have fee waived. Advise customer payment  was received today via EPP. Advise of options for the account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: The borrower was affected by Hurricane Irma, which was declared a FEMA disaster on 9/XX/2017.  No indication of any damage or hardship.
351459360 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
539494116 1       [1] Mortgagor Deceased LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  - Executor/Heir exists PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  to dispose of          BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/XX/15/2016.
                  property; identified   EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                  and documented         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Calls have been from spouse of the deceased who is not showing authorized on the account.
800429700 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 7.
                                         The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
723340548 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: The file was referred to foreclosure on 09/XX/2011.  The current foreclosure is on hold and the hold reason is forbearance/workout.  The next projected foreclosure step is sale.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
282943400 1       [1] Written Dispute -  LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  Servicer responded     PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  within 60 days and no  BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The further communication  borrower called for the fax number to the insurance department.
                  from mortgagor         EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2013.  The dispute type is Written and the reason is Credit
                                         Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the account status present/XX/23/2013.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
276169488 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
                                         Account inquiry, borrower stated account is showing on the son's credit report.  Son's name was never account.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
140073948 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
478558500 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower contacted the servicer on 04/XX/2017 to verify that the payment will be posted to the account on 05/XX/2017.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
516488346 2       [2] Property is        LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                  located in a FEMA      PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                  disaster area.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.
                                         12/XX/2018- Bwr called in to see if signed mod agreement had been received was advised documents were received 12/XX/2018.
                                         Bwr also made a pmt in the amount of $1029.73.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: FEMA disaster date 10/XX/2017
252359016 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The agent referred the customer to the web and their duplicate 1098 tax form was ordered.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
866313336 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.
                                         Processed payment and provided confirmation number.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
540893556 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
638054676 1                              LOAN STATUS: The current loan status is Performing.                                                                          12/31/2018
                                         PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
                                         Spoke to Borrower and they stated that they received a letter saying that we have not received their permanent documents back yet.  Borrower was advised that the permanent documents were received and uploaded into the account on 05/XX/01
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
223355320 1                              LOAN STATUS: The current loan status is Performing.                                                                          01/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 12/XX/2017.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower contacted the servicer in 03/XX/2017 to authorize a payment in the amount of $1,558.43.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
193812444 1                              LOAN STATUS: The current loan status is Performing.                                                                          01/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
349160154 1                              LOAN STATUS: The current loan status is Performing.                                                                          01/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The borrower expressed interest in paying via Automated Clearing House drafts.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
672573096 1                              LOAN STATUS: The current loan status is Performing.                                                                          01/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower scheduled a payment for 6-1-2017.  They understand the late fees.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
195731676 1                              LOAN STATUS: The current loan status is Performing.                                                                          01/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 12/XX/2017.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: Modification effective 6/XX/2012
841873116 1                              LOAN STATUS: The current loan status is Performing.                                                                          01/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
770151816 1                              LOAN STATUS: The current loan status is Performing.                                                                          01/31/2018
                                         PAY HISTORY: The loan is next due for 04/XX/2018.  The last payment was received on 10/XX/2017.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Recast agreement was completed on 04/XX/2017 with an effective date of 06/XX/2017.
282606912 1                              LOAN STATUS: The current loan status is Performing.                                                                          01/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  At last contact, the borrower was called and was upset about the collection call.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
317273040 1                              LOAN STATUS: The current loan status is Performing.                                                                          01/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
                                         Borrower stated payment will be made at the branch.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
951529236 1                              LOAN STATUS: The current loan status is Performing.                                                                          01/31/2018
                                         PAY HISTORY: The loan is next due for 03/XX/2018.  The last payment was received on 12/XX/2017.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
874749960 1                              LOAN STATUS: The current loan status is Performing.                                                                          01/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
949969860 1                              LOAN STATUS: The current loan status is Performing.                                                                          01/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 12/XX/2017.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The borrower confirmed the payment of $1,372.76 on 01/XX/2016.  Owner occupancy was verified during the call.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Comments reflect a prior discharged; however bankruptcy details were not provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
252858816 1                              LOAN STATUS: The current loan status is Performing.                                                                          01/31/2018
                                         PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         EVIDENCE OF DISPUTE: No evidence of borrower dispute.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
689933916 2       [2] Evidence loan has  LOAN STATUS: The current loan status is Performing.                                                                          08/01/2014
                  been modified.         PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2013.
                                         Borrower agreed to make payment of $1,568.16.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.  Per comment dated 02/XX/2013 Borrower (XXX) filed bankruptcy and collection restrictions may apply.  No additional bankruptcy information was noted.
                                         MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Per comment dated 0122/2014; modification added effective 06-XX-2009.  Modify code: payment extention.  No additional modification information was provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         EXIT STRATEGY:
876089424 1                              LOAN STATUS: The current loan status is Performing.                                                                          08/01/2014
                                         PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2014.  The borrower called in with a promise to pay for 08/XX/22/XX/23/2013 valued subject property at $366,000.  Borrower stated she had lost her job making $55,000 per year and was now making $12 per hour and was getting assistance from her boyfriend to pay the bills. The status of the taxes and insurance was not addressed.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY:
216358362 1                              LOAN STATUS: The current loan status is Performing.                                                                          08/01/2014
                                         PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2013.  The borrower called in and requested information on amount of property taxes paid in 2011 and 2012.  Valuation dated 09/XX/2012 values subject at $85,000; valuation of 01/XX/2013 valued at $66,000.  The borrower stated on 10/XX/2012 that they had
                                         completed a modification to lower payments; there is no other mention of a modification.   Notes of 01/XX/2013 indicate a
                                         Bankruptcy letter was sent but there is no other reference to a bankruptcy other than an indication that a notation was placed on the file to stop notices on 02/XX/2009.  Notes of 02/XX/2013 show chargeoff/XX/11/XX/04/2013; no reference to delinquency thereafter.  The borrower has been paying by draft monthly since October 2013.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: Unable to determine current bankruptcy activity on the loan with the information provided.
                                         MODIFICATION: Unable to determine modification activity on the loan with the information provided.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY:
655434450 3       [3] Collection         LOAN STATUS: The current loan status is Loss Mitigation.                                                                     08/01/2014
                  comments are missing   PAY HISTORY:
                  or incomplete.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2014.
                                         Borrower called to confirm receipt of first trial payment.
                  [3] Lien is not in     REASON FOR DEFAULT: The reason for default is curtailment of income.
                  first position.        FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: The loan is currently in an active trial to modification plan.  $490.21 down and $392.00 per month for three months ending 09/XX/2014 trial payment period. Loan was in foreclosure.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Modification.
244390224 3       [3] Collection         LOAN STATUS: The current loan status is Delinquent.                                                                          08/01/2014
                  comments are missing   PAY HISTORY:
                  or incomplete.         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2014.
                                         Servicer spoke with borrower who stated she plans on making a regular payment by the end of the month plus a little extra.
                  [2] The loan is in an  Servicer advised borrower waiting until the end of the month will escalate collection efforts. Servicer suggested borrower
                  active forbearance     pay prior to the 22nd. Borrower initially agreed but then was hesitant. Borrower agreed to pay the difference owing for the
                  plan.                  June payment and once clears will put in request to have suspense funds applied to June payment. Borrower set up payment in amount of $411.61 to be drafted on 08/XX/2014.
                                         REASON FOR DEFAULT: The reason for default is curtailment of income.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY: The recommended exit strategy is Modification.
893742360 1                              LOAN STATUS: The current loan status is Performing.                                                                          08/01/2014
                                         PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2014.
                                         Borrower called in and advised he lives in the home and wanted to make one payment to post same day.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         EXIT STRATEGY:
717922716 1                              LOAN STATUS: The current loan status is Performing.                                                                          08/01/2014
                                         PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2013.
                                         Borrower stated that he does not need assistance to bring the loan current and will be making his payment online. There has been no further contact with the borrower despite the servicers numerous attempts. Loan is 36 days delinquent as of last entry.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         EXIT STRATEGY:
419883204 1                              LOAN STATUS: The current loan status is Delinquent.                                                                          08/01/2014
                                         PAY HISTORY:
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2014.
                                         Borrower stated he could not full payment.
                                         REASON FOR DEFAULT: The reason for default is marital difficulties.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         MODIFICATION: There is no evidence of current or prior modification.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         EXIT STRATEGY: The recommended exit strategy is Reinstatement.
492860709 1                              EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                                         LOAN STATUS: The current loan status is Performing.
                                         PAY HISTORY: The loan is next due for 04/XX/2017.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
761165412 2       [2] Loan is in         EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                  Bankruptcy             LOAN STATUS: The current loan status is Bankruptcy.
                                         PAY HISTORY: The loan is next due for 01/XX/2017.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The
                                         Borrower called in to discuss the post petition payments and the next due date.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is filed/XX/09/2016.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
213604524 1                              EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                                         LOAN STATUS: The current loan status is Performing.
                                         PAY HISTORY: The loan is next due for 05/XX/2017.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
793272564 1                              EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                                         LOAN STATUS: The current loan status is Performing.
                                         PAY HISTORY: The loan is next due for 04/XX/2017.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
151029564 1                              EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                                         LOAN STATUS: The current loan status is Performing.
                                         PAY HISTORY: The loan is next due for 04/XX/2017.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
422855412 2       [2] Currently          EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                  Delinquent Mortgage    LOAN STATUS: The current loan status is Delinquent.
                                         PAY HISTORY: The loan is next due for 03/XX/2017.
                  [2] Damaged Exterior - BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                  Active insurance claim Servicing comments show borrower called to check status of claim. Comments show there was hail damage to property.
                  but unclear who holds  REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
                  funds or covered by    FORECLOSURE: No evidence of current foreclosure activity.
                  bid                    BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Servicing comments show hail damage.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
231757260 1                              EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                                         LOAN STATUS: The current loan status is Performing.
                                         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2015.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
134376228 2       [2] Currently          EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                  Delinquent Mortgage    LOAN STATUS: The current loan status is Delinquent.
                                         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
579098268 2       [2] Loan is in         EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                  Bankruptcy             LOAN STATUS: The current loan status is Bankruptcy.
                                         PAY HISTORY: The loan is next due for 04/XX/2017.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: This loan is actually in chapter 13 and it appears to be a trustee pay all. The comments did not provide enough information to complete the form.
973160580 1                              EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                                         LOAN STATUS: The current loan status is Performing.
                                         PAY HISTORY: The loan is next due for 04/XX/2017.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
925759548 1                              EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                                         LOAN STATUS: The current loan status is Performing.
                                         PAY HISTORY: The loan is next due for 04/XX/2017.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
822590832 3       [3] Cease and Desist   EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                  Request Received From  LOAN STATUS: The current loan status is Performing.
                  Mortgagor or 3rd Party PAY HISTORY: The loan is next due for 04/XX/2017.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
158988196 1                              EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                                         LOAN STATUS: The current loan status is Performing.
                                         PAY HISTORY: The loan is next due for 04/XX/2017.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
917463300 1                              EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                                         LOAN STATUS: The current loan status is Performing.
                                         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
430227840 1                              EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                                         LOAN STATUS: The current loan status is Performing.
                                         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
634446120 1                              EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                                         LOAN STATUS: The current loan status is Bankruptcy.
                                         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The authorized third party contacted the servicer on 06/XX/2017 to authorize a payment in the amount of $800.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: The file was referred to foreclosure on 03/XX/2016.  The first legal was completed 03/XX/2016.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is sale.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2016.  The chapter is Chapter 13.
                                         The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2017.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
817382916 2       [2] The loan is in an  EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                  active forbearance     LOAN STATUS: The current loan status is Delinquent.
                  plan.                  PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
                                         Borrower called Promise to pay
                                         REASON FOR DEFAULT: The reason for default is curtailment of income.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
187385016 1                              EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                                         LOAN STATUS: The current loan status is Performing.
                                         PAY HISTORY: The loan is next due for 03/XX/2017.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
858996264 1                              EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                                         LOAN STATUS: The current loan status is Performing.
                                         PAY HISTORY: The loan is next due for 03/XX/2017.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
491273412 1                              EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                                         LOAN STATUS: The current loan status is Performing.
                                         PAY HISTORY: The loan is next due for 04/XX/2017.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
192303048 1                              EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                                         LOAN STATUS: The current loan status is Performing.
                                         PAY HISTORY: The loan is next due for 04/XX/2017.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.
                                         Servicer provided borrower total amount due, advised of negative credit reporting. Borrower declined to pay after their lines were frozen and stated to payoff next year.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
985975452 1                              EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                                         LOAN STATUS: The current loan status is Performing.
                                         PAY HISTORY: The loan is next due for 04/XX/2017.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
684972600 1                              EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                                         LOAN STATUS: The current loan status is Performing.
                                         PAY HISTORY: The loan is next due for 04/XX/2017.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
189552082 2       [2] Currently          EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                  Delinquent Mortgage    LOAN STATUS: The current loan status is Delinquent.
                                         PAY HISTORY: The loan is next due for 03/XX/2017.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
250159896 2       [2] Currently          EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                  Delinquent Mortgage    LOAN STATUS: The current loan status is Delinquent.
                  EXCEPTION INFO:        PAY HISTORY: The loan is next due for 03/XX/2017.
                  Borrower is behind 30- BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
                  59 days and would need Borrower called requesting modification options.
                  to bring the loan      REASON FOR DEFAULT: The reason for default is curtailment of income.
                  current in the         FORECLOSURE: No evidence of current foreclosure activity.
                  upcoming months.       BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
                                         ADDITIONAL INFORMATION: NA
635274588 1                              EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                                         LOAN STATUS: The current loan status is Delinquent.
                                         PAY HISTORY: The loan is next due for 12/XX/2016.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrowre promised to send in the new profit and loss statement.
                                         REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: Outside of the scope - The borrower is in a suspended forbearance plan from 4/XX/2017-6/XX/2-17.
                                         The collection comments state the the borrower is still mailing in regular payments even though they are in a suspended forbearance.
774252567 1                              EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                                         LOAN STATUS: The current loan status is Performing.
                                         PAY HISTORY: The loan is next due for 04/XX/2017.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
813334536 1                              EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                                         LOAN STATUS: The current loan status is Delinquent.
                                         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
973800324 1                              EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                                         LOAN STATUS: The current loan status is Performing.
                                         PAY HISTORY: The loan is next due for 04/XX/2017.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
297091116 1                              EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                                         LOAN STATUS: The current loan status is Performing.
                                         PAY HISTORY: The loan is next due for 04/XX/2017.
                                         BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower advised family lives at the property, declined to make payment and advised would call back after checking their finances.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
                                         ADDITIONAL INFORMATION: NA
449620080 1                              EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                                         LOAN STATUS: The current loan status is Performing.
                                         PAY HISTORY: The loan is next due for 04/XX/2017.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
515648430 1                              EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                                         LOAN STATUS: The current loan status is Performing.
                                         PAY HISTORY: The loan is next due for 04/XX/2017.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
625999500 2       [2] Currently          EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                  Delinquent Mortgage    LOAN STATUS: The current loan status is Delinquent.
                                         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT:
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
209796048 1                              EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                                         LOAN STATUS: The current loan status is Performing.
                                         PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
128218692 1                              EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                                         LOAN STATUS: The current loan status is Performing.
                                         PAY HISTORY: The loan is next due for 04/XX/2017.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
426799212 1                              EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                                         LOAN STATUS: The current loan status is Performing.
                                         PAY HISTORY: The loan is next due for 04/XX/2017.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter
                                         7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on
                                         04/XX/2014 and there is no evidence of reaffirmation.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA
107656920 1                              EVIDENCE OF DISPUTE: No evidence of borrower dispute.                                                                        03/31/2017
                                         LOAN STATUS: The current loan status is Delinquent.
                                         PAY HISTORY: The loan is next due for 02/XX/2017.
                                         BORROWER CONTACT: No evidence of recent contact with the borrower.
                                         REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
                                         FORECLOSURE: No evidence of current foreclosure activity.
                                         BANKRUPTCY: There is no evidence of current or prior bankruptcy.
                                         LITIGATION: There is no evidence of litigation on the file.
                                         TITLE ISSUES: There is no evidence of title issues.
                                         PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
                                         ADDITIONAL INFORMATION: NA